UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50392
(Address of principal executive offices)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50392

(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-248-0156
Date of fiscal year end:	October 31, 2017
Date of reporting period:	July 31, 2017

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
California Municipal Fund
July 31, 2017 (unaudited)

	Principal				Principal
MUNICIPAL BONDS - 100.10%	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
California - 98.75%				California (continued)
Abag Finance Authority for Nonprofit Corps				California Statewide Communities
5.00%, 08/01/2043	$1,500	$1,685		Development Authority
Alameda Community Improvement				4.00%, 02/01/2022	$830	$887
Commission Successor Agency (credit				4.00%, 02/01/2025	940	1,016
support from BAM)				5.00%, 10/01/2028	1,875	2,156
5.00%, 09/01/2031(a)	1,000	1,140		5.00%, 02/01/2030	2,000	2,220
Alameda Corridor Transportation Authority				5.00%, 12/01/2036(c)	5,000	5,446
5.00%, 10/01/2034	8,805	10,063		5.00%, 05/15/2040	3,500	3,922
5.00%, 10/01/2036	4,250	4,839		5.00%, 12/01/2041(c)	1,000	1,081
Alameda Unified School District-Alameda				5.00%, 10/01/2046	4,000	4,401
County/CA				5.25%, 12/01/2034	3,500	3,876
5.00%, 08/01/2032	1,795	2,114		7.25%, 11/15/2041(c)	1,500	1,656
Alum Rock Union Elementary School				California Statewide Communities
District				Development Authority (credit support from
5.25%, 08/01/2043	1,000	1,174		CA MTG INS)
Anaheim Public Financing Authority				6.25%, 08/15/2028(a)	2,250	2,376
5.25%, 10/01/2034	1,000	1,072		California Statewide Communities
Bay Area Toll Authority				Development Authority (credit support from
5.13%, 04/01/2039	3,000	3,209		FHA INS)
California Educational Facilities Authority				6.25%, 08/01/2024(a)	790	873
5.00%, 12/29/2015(b)	2,024	2,141		California Statewide Financing Authority
5.00%, 10/01/2036	1,000	1,176		6.00%, 05/01/2043	2,050	2,056
5.00%, 10/01/2038(b)	900	943		6.00%, 05/01/2043	1,550	1,561
5.00%, 10/01/2045	1,000	1,158		Chino Valley Unified School District
5.25%, 10/01/2039(b)	6,500	6,831		5.25%, 08/01/2047	2,900	3,494
5.38%, 04/01/2034	1,000	1,094		Chula Vista Municipal Financing Authority
California Health Facilities Financing				5.00%, 05/01/2030	1,900	2,284
Authority				5.00%, 05/01/2031	1,885	2,248
4.00%, 03/01/2039	1,700	1,763		City of Alhambra CA (credit support from
5.00%, 08/15/2031	2,700	3,221		NATL)
5.00%, 08/15/2033	1,750	2,077		6.13%, 09/02/2018(a)	1,175	1,180
5.00%, 08/15/2034	2,000	2,356		City of Bakersfield CA Wastewater
5.00%, 02/01/2035	2,000	2,253		Revenue (credit support from AGM)
5.00%, 11/15/2046	5,000	5,770		5.00%, 09/15/2032(a)	2,000	2,010
5.00%, 11/15/2046(b)	4,504	5,143		City of Compton CA Water Revenue
5.00%, 08/15/2047	1,000	1,123		6.00%, 08/01/2039	1,250	1,320
5.75%, 09/01/2039	2,000	2,197		City of Irvine CA
6.00%, 07/01/2039	2,000	2,191		5.00%, 09/01/2049	1,000	1,088
6.50%, 10/01/2038	985	1,049		City of Los Angeles CA Wastewater System
California Health Facilities Financing				Revenue
Authority (credit support from CA MTG INS)				5.00%, 06/01/2034	2,000	2,363
5.00%, 07/01/2035(a)	1,000	1,151		City of Los Angeles Department of Airports
California Infrastructure & Economic				5.00%, 05/15/2033	1,000	1,153
Development Bank (credit support from				5.00%, 05/15/2036	1,500	1,718
NATL ST INTERCEPT)				5.00%, 05/15/2042	1,200	1,373
5.00%, 08/15/2018(a)	500	502		5.00%, 05/15/2047	3,500	4,026
California Municipal Finance Authority				5.13%, 05/15/2033	1,230	1,272
4.00%, 07/01/2047	2,150	2,194		City of Riverside CA Sewer Revenue
5.00%, 07/01/2047	1,250	1,398		5.00%, 08/01/2040	4,000	4,562
5.25%, 11/01/2036	6,000	6,905		City of San Francisco CA Public Utilities
California Pollution Control Financing				Commission Water Revenue
Authority				5.00%, 11/01/2034	1,800	2,166
3.00%, 11/01/2025	9,425	9,738		5.00%, 11/01/2036	2,010	2,299
4.30%, 07/01/2040	2,400	2,468		City of Turlock CA
5.00%, 07/01/2030(c)	2,000	2,136		5.13%, 10/15/2031	1,000	1,009
5.00%, 07/01/2037(c)	4,250	4,538		5.13%, 10/15/2037	1,000	1,009
California Public Finance Authority				City of Vernon CA Electric System Revenue
5.00%, 07/01/2047(c)	1,265	1,367		5.13%, 08/01/2021	435	459
California School Finance Authority				5.13%, 08/01/2021	1,260	1,339
5.00%, 07/01/2035(c)	1,925	2,098		Coachella Valley Unified School
5.00%, 08/01/2036(c)	1,170	1,285		District/CA (credit support from AGM)
California State Public Works Board				0.00%, 08/01/2039(a),(d)	7,800	3,320
5.00%, 11/01/2037	1,375	1,564		Compton Public Finance Authority
5.00%, 10/01/2039	4,500	5,167		4.50%, 09/01/2032(c)	7,000	7,024
California State University				County of Sacramento CA Airport System
5.00%, 11/01/2037	2,000	2,394		Revenue
5.25%, 11/01/2038	2,000	2,150		5.00%, 07/01/2036	1,350	1,556
California State University (credit support				Dinuba Financing Authority
from AGM)				5.38%, 09/01/2038	1,000	1,001
5.00%, 11/01/2039(a)	945	975		Dinuba Redevelopment Agency (credit
5.00%, 11/01/2039(a)	55	57		support from BAM)
				5.00%, 09/01/2033(a)	2,000	2,285

See accompanying notes

Schedule of Investments
California Municipal Fund
July 31, 2017 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
California (continued)				California (continued)
East Bay Municipal Utility District Water				Pittsburg Successor Agency Redevelopment
System Revenue				Agency (credit support from AGM)
3.00%, 06/01/2037	$1,060	$1,041		5.00%, 09/01/2028(a)	$1,000	$1,193
5.00%, 06/01/2036	1,000	1,112		5.00%, 09/01/2029(a)	1,000	1,181
El Monte Union High School District (credit				Pittsburg Unified School District
support from AGC)				0.00%, 08/01/2036(d)	1,365	660
5.50%, 06/01/2034(a)	2,000	2,165		4.00%, 08/01/2040	4,500	4,740
Escondido Union High School District				5.00%, 08/01/2043	2,900	3,377
0.00%, 08/01/2041(d)	1,000	390		Pittsburg Unified School District (credit
Fontana Redevelopment Agency (credit				support from AGM)
support from NATL)				5.50%, 08/01/2031(a)	1,000	1,046
5.20%, 09/01/2030(a)	1,000	1,003		Pomona Public Financing Authority (credit
Foothill-De Anza Community College				support from NATL)
District				5.00%, 02/01/2021(a)	3,995	4,007
5.00%, 08/01/2040	1,500	1,733		Pomona Unified School District (credit
Golden State Tobacco Securitization Corp				support from NATL)
5.00%, 06/01/2027	2,000	2,395		6.15%, 08/01/2030(a)	1,000	1,200
5.00%, 06/01/2028	2,000	2,374		Port Commission of the City & County of San
5.30%, 06/01/2037	1,000	1,004		Francisco
5.75%, 06/01/2047	8,950	8,950		4.00%, 03/01/2035	1,000	1,033
Golden State Tobacco Securitization				Port of Los Angeles
Corp (credit support from GOLDEN ST TOB				5.00%, 08/01/2032	1,740	1,991
SECURITIZATION)				Poway Unified School District
5.00%, 06/01/2033(a)	4,950	4,950		0.00%, 08/01/2036(d)	4,000	1,964
Golden State Tobacco Securitization				Regents of the University of California
Corp (credit support from ST APPROP)				Medical Center Pooled Revenue
5.00%, 06/01/2033(a)	2,000	2,320		5.00%, 05/15/2035	6,540	7,621
Indio Redevelopment Agency				Richmond Joint Powers Financing Authority
5.63%, 08/15/2035	1,355	1,413		6.25%, 07/01/2024	1,000	1,094
Inland Valley Development Agency				Ripon Unified School District (credit support
5.25%, 09/01/2037	1,000	1,146		from BAM)
Irvine Unified School District				0.00%, 08/01/2033(a),(d)	1,110	547
5.00%, 03/01/2057	1,000	1,108		Riverside Community Properties Development
La Verne Public Financing Authority				Inc
7.25%, 09/01/2026	765	767		6.00%, 10/15/2038	1,000	1,184
Lancaster Redevelopment Agency Successor				Riverside County Public Financing
Agency				Authority (credit support from BAM)
6.88%, 08/01/2039	545	608		5.00%, 10/01/2028(a)	1,000	1,186
Los Angeles County Public Works Financing				5.00%, 10/01/2029(a)	1,500	1,765
Authority				5.00%, 10/01/2030(a)	1,500	1,758
5.00%, 12/01/2033	2,000	2,353		Riverside County Transportation
5.00%, 08/01/2042	1,400	1,583		Commission
5.00%, 12/01/2045(b)	5,500	6,349		5.00%, 06/01/2032	1,500	1,654
Los Angeles County Sanitation Districts				Rocklin Unified School District (credit
Financing Authority				support from NATL)
5.00%, 10/01/2035	4,500	5,222		0.00%, 08/01/2019(a),(d)	1,360	1,223
Los Angeles Department of Water				0.00%, 08/01/2020(a),(d)	1,415	1,206
5.00%, 07/01/2034(b)	5,000	5,902		0.00%, 08/01/2023(a),(d)	1,225	890
5.38%, 07/01/2038	1,000	1,060		Salinas Valley Solid Waste Authority (credit
Los Angeles Unified School District/CA				support from AGM)
5.00%, 07/01/2029	2,000	2,153		5.50%, 08/01/2031(a)	1,500	1,765
Marin Healthcare District				San Diego County Regional Airport
5.00%, 08/01/2034	1,000	1,167		Authority
Merced Union High School District				5.00%, 07/01/2047(e)	1,000	1,170
0.00%, 08/01/2032(d)	3,380	2,020		San Diego Public Facilities Financing
Morongo Band of Mission Indians/The				Authority Water Revenue
6.50%, 03/01/2028(c)	1,000	1,024		5.38%, 08/01/2034	2,000	2,176
Norco Community Redevelopment Agency				San Diego Redevelopment Agency Successor
Successor Agency (credit support from BAM)				Agency
5.00%, 03/01/2032(a)	1,000	1,138		6.40%, 09/01/2019	775	778
Norco Financing Authority (credit support				San Francisco Bay Area Rapid Transit
from AGM)				District
5.63%, 10/01/2034(a)	1,000	1,086		5.00%, 07/01/2028	1,755	1,952
Norman Y Mineta San Jose International				San Francisco City & County Airport Comm-
Airport SJC				San Francisco International Airport
5.00%, 03/01/2041	6,000	6,907		5.00%, 05/01/2031	1,000	1,188
5.00%, 03/01/2047	1,500	1,735		5.00%, 05/01/2041	5,000	5,698
Oakland Unified School District/Alameda				San Francisco City & County Redevelopment
County				Agency
5.00%, 08/01/2040	3,400	3,928		5.00%, 08/01/2044	1,500	1,628
Palomar Health				6.50%, 08/01/2039	1,000	1,110
5.00%, 11/01/2036	3,000	3,313
5.00%, 11/01/2039	2,000	2,197

See accompanying notes

Schedule of Investments California Municipal Fund July 31, 2017 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
California (continued)				Virgin Islands - 0.69%
San Joaquin Hills Transportation Corridor				Virgin Islands Public Finance Authority
Agency				5.00%, 10/01/2030	$3,700	$2,861
5.00%, 01/15/2034	$6,185	$6,853
San Luis Obispo County Financing				TOTAL MUNICIPAL BONDS		$414,581
Authority (credit support from AGM)				Total Investments		$414,581
5.00%, 08/01/2030(a)	1,000	1,109		Liability for Floating Rate Notes Issued in Conjunction with
San Luis Obispo County Financing				Securities Held - (3.25)%
Authority (credit support from BAM)				Notes with interest rates of 0.84% - 0.85% at	$(13,446)	$(13,446)
5.00%, 09/01/2037(a)	1,000	1,146		July 31, 2017 and contractual maturity of
Santa Clara County Financing Authority				collateral of 2018-2034.(f)
5.25%, 05/15/2036	2,000	2,070		Total Net Investments		$401,135
Semitropic Improvement District				Other Assets and Liabilities - 3.15%		$13,059
5.00%, 12/01/2038	2,000	2,165		TOTAL NET ASSETS - 100.00%		$414,194
Simi Valley Unified School District
5.00%, 08/01/2027	1,000	1,267
Southern California Public Power Authority				(a)	Credit support indicates investments that benefit from credit enhancement
5.00%, 11/01/2029	2,380	2,814		or liquidity support provided by a third party bank, institution, or
5.25%, 07/01/2029	695	803		government agency.
5.25%, 07/01/2031	695	800		(b)	Security or portion of underlying security related to Inverse Floaters
State of California				entered into by the Fund. See Notes to Financial Statements for additional
2.45%, 12/01/2031	870	881		information.
4.00%, 09/01/2033	4,750	5,153		(c)	Security exempt from registration under Rule 144A of the Securities Act of
5.00%, 09/01/2034	5,000	5,934		1933. These securities may be resold in transactions exempt from
5.00%, 02/01/2038	1,450	1,656		registration, normally to qualified institutional buyers. At the end of the
5.00%, 04/01/2043	3,380	3,851		period, the value of these securities totaled $27,655 or 6.68% of net assets.
5.25%, 11/01/2040	1,500	1,688		(d) Non-Income Producing Security
5.75%, 04/01/2031	675	728		(e) Security purchased on a when-issued basis.
6.00%, 03/01/2033	2,000	2,250		(f)	Floating rate securities. The interest rate(s) shown reflect the rates in
6.00%, 04/01/2038	3,000	3,242		effect at July 31, 2017.
State of California Department of Water
Resources
5.00%, 12/01/2028	1,615	1,671
5.00%, 12/01/2028	65	67		Portfolio Summary (unaudited)
Stockton East Water District (credit support				Sector		Percent
from NATL)				Revenue Bonds		62.49%
5.25%, 04/01/2022(a)	1,780	1,784		Insured		13.56%
Stockton Unified School District (credit				General Obligation Unlimited		12.98%
support from AGM)				Prerefunded		9.53%
5.00%, 08/01/2038(a)	1,500	1,698		Special Tax		0.92%
Tobacco Securitization Authority of Southern				Tax Allocation		0.62%
California				Liability For Floating Rate Notes Issued		(3.25)%
5.13%, 06/01/2046	1,500	1,485		Other Assets and Liabilities		3.15%
Travis Unified School District (credit support				TOTAL NET ASSETS		100.00%
from AGM)
5.00%, 09/01/2029(a)	1,000	1,176
Tulare County Transportation Authority
5.00%, 02/01/2029	1,000	1,175
Tustin Public Financing Authority
5.00%, 04/01/2041	1,000	1,142
University of California
5.00%, 05/15/2044	1,000	1,158
Walnut Energy Center Authority
5.00%, 01/01/2035	1,225	1,320
West Hollywood Public Financing Authority
5.00%, 04/01/2036	1,500	1,751
Western Municipal Water District Facilities
Authority
5.00%, 10/01/2034	1,700	1,847
Woodland-Davis Clean Water Agency (credit
support from AGM)
5.00%, 03/01/2039(a)	1,500	1,727
		$408,966
Guam - 0.66%
Guam Government Waterworks Authority
5.00%, 01/01/2046	2,525	2,754

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2017 (unaudited)

COMMON STOCKS - 0.09%		Shares Held	Value (000's)		Principal
Oil & Gas - 0.09%				BONDS (continued)	Amount (000's)		Value (000's)
Chaparral Energy Inc - A Shares (a),(b)		60,154	$1,251	Agriculture (continued)
Chaparral Energy Inc - A Shares (a),(b),(c)		460	10	Imperial Brands Finance PLC
Chaparral Energy Inc - B Shares (a),(b),(c)		12,649	263	2.25%, 02/26/2021		$400	502
Patterson-UTI Energy Inc		80,959	1,566	3.38%, 02/26/2026		150	202
			$3,090	3.75%, 07/21/2022(g)		$3,065	3,215
Telecommunications - 0.00%				4.25%, 07/21/2025(g)		2,520	2,662
Goodman Networks Inc (a),(b),(c),(d)		16,138	—	4.88%, 06/07/2032	GBP	150	237
				5.50%, 09/28/2026		100	163
TOTAL COMMON STOCKS			$3,090	MHP SA
INVESTMENT COMPANIES - 2.69%		Shares Held	Value (000's)	7.75%, 05/10/2024(g)		$1,075	1,110
Exchange Traded Funds - 0.02%				Philip Morris International Inc
iShares iBoxx $ High Yield Corporate Bond		5,673	505	1.88%, 02/25/2021		5,295	5,248
ETF				4.38%, 11/15/2041		280	289
SPDR Bloomberg Barclays High Yield Bond		13,484	504	Pinnacle Operating Corp
ETF				9.00%, 05/15/2023(g)		1,329	1,263

			$1,009	Reynolds American Inc
Money Market Funds - 2.67%				3.25%, 06/12/2020		1,558	1,607
Goldman Sachs Financial Square Funds -		98,516,423	98,516	5.70%, 08/15/2035		3,035	3,616
Government Fund				5.85%, 08/15/2045		655	796
				6.88%, 05/01/2020		4,545	5,115
TOTAL INVESTMENT COMPANIES			$99,525	Vector Group Ltd
				6.13%, 02/01/2025(g)		1,040	1,071
PREFERRED STOCKS - 0.50%		Shares Held	Value (000's)
Agriculture - 0.01%							$28,871
Pinnacle Operating Corp 0.00% (a),(b),(c),(d)		907,374	$465	Airlines - 0.58%
				American Airlines 2013-1 Class B Pass
				Through Trust
Banks - 0.41%				5.63%, 07/15/2022(g)		1,211	1,263
Bank of America Corp 6.50% (e)		35,000	943
CoBank ACB 6.20% (e),(f)		35,000	3,745	American Airlines 2013-2 Class A Pass
3 Month LIBOR + 3.74%				Through Trust
Morgan Stanley 6.38% (e),(f)		145,000	4,177	4.95%, 07/15/2024		1,452	1,558
3 Month LIBOR + 3.71%				American Airlines 2014-1 Class A Pass
State Street Corp 5.90% (e),(f)		225,000	6,424	Through Trust
3 Month LIBOR + 3.11%				3.70%, 04/01/2028		1,343	1,381
			$15,289	American Airlines 2015-1 Class A Pass
				Through Trust
Electric - 0.04%
SCE Trust III 5.75% (e),(f)		50,000	1,443	3.38%, 11/01/2028		4,565	4,599
3 Month LIBOR + 2.99%				American Airlines 2015-1 Class B Pass
				Through Trust
				3.70%, 11/01/2024		218	216
Telecommunications - 0.04%
Goodman Networks Inc 0.00% (a),(b),(c),(d)		19,200	23	American Airlines 2016-3 Class A Pass
				Through Trust
Verizon Communications Inc 5.90%,		50,000	1,336	3.25%, 04/15/2030		1,175	1,166
02/15/2054				American Airlines 2017-1 Class AA Pass
			$1,359	Through Trust
TOTAL PREFERRED STOCKS			$18,556	3.65%, 08/15/2030		2,360	2,441
		Principal		Continental Airlines 2007-1 Class A Pass
BONDS - 68.88%		Amount (000's)	Value (000's)	Through Trust
Advertising - 0.03%				5.98%, 10/19/2023		1,529	1,674
Lamar Media Corp				United Airlines 2014-1 Class A Pass Through
5.88%, 02/01/2022		$940	$971	Trust
				4.00%, 10/11/2027		2,428	2,555
Aerospace & Defense - 0.26%				United Airlines 2014-2 Class A Pass Through
Air 2 US				Trust
8.03%, 10/01/2020(g)		90	94	3.75%, 03/03/2028		2,221	2,287
8.63%, 10/01/2020(g)		103	107	United Airlines 2016-1 Class AA Pass
BAE Systems PLC				Through Trust
4.13%, 06/08/2022	GBP	100	148	3.10%, 01/07/2030		940	941
DAE Funding LLC				US Airways 2001-1G Pass Through Trust
4.50%, 08/01/2022(g),(h)		$960	977	7.08%, 09/20/2022		132	141
5.00%, 08/01/2024(g),(h)		420	429	US Airways 2013-1 Class A Pass Through
Lockheed Martin Corp				Trust
2.50%, 11/23/2020		110	112	3.95%, 05/15/2027		1,164	1,216
Rockwell Collins Inc							$21,438
3.50%, 03/15/2027		1,840	1,890	Automobile Asset Backed Securities - 5.31%
United Technologies Corp				Ally Auto Receivables Trust 2016-2
2.80%, 05/04/2024		3,130	3,155	1.35%, 05/15/2020		10,500	10,486
4.15%, 05/15/2045		1,875	1,952	AmeriCredit Automobile Receivables 2015-4
5.40%, 05/01/2035		585	700	2.11%, 01/08/2021(f)		1,575	1,580
			$9,564	2.88%, 07/08/2021		1,750	1,766
Agriculture - 0.78%				AmeriCredit Automobile Receivables 2016-1
Altria Group Inc				1.52%, 06/10/2019		439	439
4.50%, 05/02/2043		1,215	1,282	1.97%, 06/10/2019(f)		983	983
BAT International Finance PLC				1 Month LIBOR + 0.75%
2.75%, 06/15/2020(g)		485	493

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2017 (unaudited)

Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Automobile Asset Backed Securities (continued)			Automobile Asset Backed Securities (continued)
AmeriCredit Automobile Receivables 2016-			GM Financial Automobile Leasing Trust
1 (continued)			2016-2
2.89%, 01/10/2022	$5,700	$5,787	1.73%, 10/22/2018(f)		$3,316	$3,320
AmeriCredit Automobile Receivables Trust			1 Month LIBOR + 0.50%
2014-2			GM Financial Automobile Leasing Trust
2.18%, 06/08/2020	2,000	2,007	2016-3
AmeriCredit Automobile Receivables Trust			1.35%, 02/20/2019		1,374	1,373
2015-2			1.59%, 02/20/2019(f)		7,275	7,279
2.40%, 01/08/2021(f)	7,850	7,910	1 Month LIBOR + 0.36%
AmeriCredit Automobile Receivables Trust			1.97%, 05/20/2020(f)		2,100	2,087
2016-2			2.38%, 05/20/2020(f)		1,250	1,245
1.92%, 10/08/2019(f)	2,161	2,163	GM Financial Automobile Leasing Trust
1 Month LIBOR + 0.70%			2017-1
2.87%, 11/08/2021(f)	4,325	4,388	2.48%, 08/20/2020(f)		3,500	3,519
AmeriCredit Automobile Receivables Trust			2.74%, 08/20/2020(f)		3,600	3,597
2016-3			Hertz Fleet Lease Funding LP
1.78%, 11/08/2019(f)	2,087	2,089	1.62%, 04/10/2028(f),(g)		513	513
1 Month LIBOR + 0.56%			1 Month LIBOR + 0.40%
Americredit Automobile Receivables Trust			1.87%, 04/10/2031(f),(g)		9,750	9,753
2016-4			1 Month LIBOR + 0.65%
1.34%, 04/08/2020	3,441	3,437	Hyundai Auto Lease Securitization Trust
2.41%, 07/08/2022(f)	7,000	6,989	2016	-A
AmeriCredit Automobile Receivables Trust			1.78%, 07/16/2018(f),(g)		6,177	6,182
2017-1			1 Month LIBOR + 0.55%
1.51%, 05/18/2020(f)	1,225	1,224	Hyundai Auto Lease Securitization Trust
2.71%, 08/18/2022(f)	3,000	3,020	2017	-A
Capital Auto Receivables Asset Trust 2015-2			1.56%, 07/15/2019(f),(g)		500	500
1.73%, 09/20/2019	525	525	MMCA Auto Owner Trust 2014-A
Capital Auto Receivables Asset Trust 2015-3			1.21%, 12/16/2019(f),(g)		1,053	1,052
1.94%, 01/21/2020	1,255	1,258	1.92%, 12/16/2019(g)		330	330
Capital Auto Receivables Asset Trust 2016-1			Nissan Auto Lease Trust 2016-B
1.93%, 11/20/2018(f)	860	860	1.51%, 12/17/2018(f)		8,447	8,453
1 Month LIBOR + 0.70%			1 Month LIBOR + 0.28%
Capital Auto Receivables Asset Trust 2016-2			Nissan Auto Lease Trust 2017-A
1.82%, 01/22/2019(f)	969	969	1.43%, 09/16/2019(f)		5,350	5,352
1 Month LIBOR + 0.59%			1 Month LIBOR + 0.20%
Capital Auto Receivables Asset Trust 2016-3			OneMain Direct Auto Receivables Trust 2016-
1.65%, 04/22/2019(f)	415	415	1
1 Month LIBOR + 0.42%			2.04%, 01/15/2021(f),(g)		1,630	1,631
CarMax Auto Owner Trust			Santander Drive Auto Receivables Trust 2014-
1.35%, 08/15/2018	3,450	3,449	1
CarMax Auto Owner Trust 2014-4			2.36%, 04/15/2020		393	394
2.44%, 11/16/2020	2,000	2,011	Santander Drive Auto Receivables Trust 2014-
CarMax Auto Owner Trust 2017-1			5
1.98%, 11/15/2021(f)	200	201	1.77%, 09/16/2019		293	293
Chesapeake Funding II LLC			2.46%, 06/15/2020		4,000	4,016
2.38%, 03/15/2028(f),(g)	6,517	6,559	Santander Drive Auto Receivables Trust 2016-
1 Month LIBOR + 1.15%			1
Drive Auto Receivables Trust 2016-A			2.01%, 07/15/2019(f)		166	166
3.17%, 05/15/2020(f),(g)	599	600	1 Month LIBOR + 0.78%
Drive Auto Receivables Trust 2016-C			Santander Drive Auto Receivables Trust 2016-
1.41%, 01/15/2019(f),(g)	2,025	2,024	2
2.37%, 11/16/2020(f),(g)	8,000	8,008	1.88%, 07/15/2019(f)		2,066	2,066
Drive Auto Receivables Trust 2017-1			1 Month LIBOR + 0.65%
1.57%, 05/15/2019(f)	6,250	6,250	2.66%, 11/15/2021(f)		3,500	3,522
1 Month LIBOR + 0.34%			Santander Drive Auto Receivables Trust 2016-
Drive Auto Receivables Trust 2017-2			3
1.51%, 08/15/2019(f)	6,000	6,000	1.34%, 11/15/2019		471	471
1 Month LIBOR + 0.28%			Santander Drive Auto Receivables Trust 2017-
2.25%, 06/15/2021	5,150	5,152	1
Drive Auto Receivables Trust 2017-A			2.58%, 05/16/2022(f)		5,000	5,026
2.51%, 01/15/2021(f),(g)	5,350	5,372	Volkswagen Auto Loan Enhanced Trust 2014-
Enterprise Fleet Financing LLC			1
1.59%, 02/22/2021(f),(g)	4,291	4,291	0.91%, 10/22/2018		47	47
Ford Credit Auto Lease Trust 2016-A			World Omni Auto Receivables Trust 2014-B
1.77%, 11/15/2018(f)	1,826	1,827	1.14%, 01/15/2020		3,806	3,800
1 Month LIBOR + 0.54%			World Omni Automobile Lease Securitization
Ford Credit Auto Owner Trust 2016-A			Trust 2016-A
1.39%, 07/15/2020	1,620	1,618	1.64%, 02/15/2019(f)		8,566	8,575
			1 Month LIBOR + 0.41%
						$196,219

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Automobile Floor Plan Asset Backed Securities - 0.31%				Banks (continued)
Ally Master Owner Trust				Bank of America Corp (continued)
1.60%, 10/15/2019		$8,000	$8,002	4.25%, 10/22/2026		$5,016	$5,220
Nissan Master Owner Trust Receivables				4.44%, 01/20/2048(f)		690	734
1.63%, 01/15/2020(f)		3,500	3,504	3 Month LIBOR + 1.99%
1 Month LIBOR + 0.40%				5.13%, 12/31/2049(e),(f)		2,435	2,483
			$11,506	3 Month LIBOR + 3.39%
Automobile Manufacturers - 1.08%				6.10%, 12/31/2049(e),(f)		3,955	4,360
Daimler Finance North America LLC				3 Month LIBOR + 3.90%
1.65%, 03/02/2018(g)		2,830	2,832	6.25%, 12/31/2049(e),(f)		2,595	2,861
2.25%, 03/02/2020(g)		1,730	1,737	3 Month LIBOR + 3.71%
2.85%, 01/06/2022(g)		2,175	2,203	7.00%, 07/31/2028	GBP	100	188
3.45%, 01/06/2027(g)		1,470	1,504	Bank of New York Mellon Corp/The
Daimler International Finance BV				4.62%, 12/31/2049(e),(f)		$8,510	8,650
3.50%, 06/06/2019	GBP	150	207	3 Month LIBOR + 3.13%
Ford Motor Co				4.95%, 12/31/2049(e),(f)		10,420	10,809
5.29%, 12/08/2046		$1,215	1,253	3 Month LIBOR + 3.42%
Ford Motor Credit Co LLC				Banque Centrale de Tunisie International
2.60%, 11/04/2019		1,275	1,287	Bond
3.34%, 03/28/2022		1,725	1,754	5.75%, 01/30/2025		200	192
General Motors Co				Barclays PLC
3.50%, 10/02/2018		4,320	4,400	4.84%, 05/09/2028		910	945
4.88%, 10/02/2023		2,488	2,689	BBVA Banco Continental SA
5.20%, 04/01/2045		1,325	1,324	5.00%, 08/26/2022(g)		975	1,060
6.25%, 10/02/2043		295	334	BBVA Subordinated Capital SAU
General Motors Financial Co Inc				3.50%, 04/11/2024(f)	EUR	200	249
3.45%, 01/14/2022		1,670	1,703	EUR Swap Annual 5YR + 2.55%
3.95%, 04/13/2024		1,260	1,281	BNP Paribas SA
Jaguar Land Rover Automotive PLC				4.63%, 03/13/2027(g)		$3,225	3,421
5.63%, 02/01/2023(g)		1,740	1,807	6.75%, 12/31/2049(e),(g)		4,670	5,079
Mclaren Finance PLC				USSW5 Index Spread + 4.92%
5.75%, 08/01/2022(g)		385	395	BPCE SA
Navistar International Corp				2.65%, 02/03/2021		250	253
8.25%, 11/01/2021		1,715	1,729	2.75%, 12/02/2021		6,155	6,226
Toyota Motor Credit Corp				2.75%, 11/30/2027(f)	EUR	600	764
1.69%, 01/17/2019(f)		1,320	1,326	EUR Swap Annual 5YR + 2.37%
3 Month LIBOR + 0.39%				4.88%, 04/01/2026(g)		$2,730	2,905
Volkswagen Group of America Finance LLC				5.25%, 04/16/2029	GBP	200	314
1.61%, 11/20/2017(f),(g)		10,000	10,007	Citigroup Inc
3 Month LIBOR + 0.44%				2.88%, 07/24/2023(f)		$5,180	5,186
			$39,772	3 Month LIBOR + 0.95%
Automobile Parts & Equipment - 0.15%				3.89%, 01/10/2028(f)		7,630	7,815
Allison Transmission Inc				3 Month LIBOR + 1.56%
5.00%, 10/01/2024(g)		1,050	1,087	4.28%, 04/24/2048(f)		1,090	1,123
American Axle & Manufacturing Inc				3 Month LIBOR + 1.84%
6.25%, 04/01/2025(g)		1,400	1,395	4.45%, 09/29/2027		2,365	2,489
Dana Inc				4.75%, 05/18/2046		700	743
5.50%, 12/15/2024		1,590	1,647	CoBank ACB
IHO Verwaltungs GmbH				6.25%, 12/31/2049(e),(f)		1,270	1,411
4.75%, 09/15/2026(g)		305	311	3 Month LIBOR + 4.66%
ZF North America Capital Inc				Cooperatieve Rabobank UA
4.50%, 04/29/2022(g)		195	205	4.38%, 08/04/2025		385	406
4.75%, 04/29/2025(g)		870	909	4.63%, 12/01/2023		725	788
			$5,554	4.63%, 05/23/2029	GBP	250	385
Banks - 10.24%				5.25%, 09/14/2027		125	201
Associated Banc-Corp				5.25%, 08/04/2045		$3,970	4,639
2.75%, 11/15/2019		1,625	1,640	5.50%, 12/31/2049(e),(f)	EUR	425	540
Banco General SA				EUR Swap Annual 5YR + 5.25%
4.13%, 08/07/2027(c),(g),(h)		2,650	2,625	Corp Financiera de Desarrollo SA
Banco Inbursa SA Institucion de Banca				4.75%, 07/15/2025(g)		$475	508
Multiple				Credit Suisse Group AG
4.38%, 04/11/2027(g)		1,275	1,278	3.57%, 01/09/2023(g)		3,075	3,155
Banco Santander SA				4.28%, 01/09/2028(g)		4,325	4,528
6.25%, 12/31/2049(e),(f)	EUR	600	741	7.13%, 12/31/2049(e),(f)		5,725	6,269
EUR Swap Annual 5YR + 5.41%				USSW5 Index Spread + 5.11%
6.37%, 12/31/2049(e),(f)		$3,400	3,490	Discover Bank
USSW5 Index Spread + 4.79%				3.10%, 06/04/2020		7,725	7,913
Bank of America Corp				First Republic Bank/CA
3.59%, 07/21/2028(f)		9,500	9,524	4.38%, 08/01/2046		3,520	3,469
3 Month LIBOR + 1.37%				4.63%, 02/13/2047		250	253
4.18%, 11/25/2027		1,720	1,776	Goldman Sachs Group Inc/The
4.20%, 08/26/2024		7,205	7,536	2.00%, 07/27/2023	EUR	500	625
				2.30%, 12/13/2019		$1,380	1,388

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2017 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)					Banks (continued)
Goldman Sachs Group Inc/The	(continued)				PNC Financial Services Group Inc/The
2.31%, 07/24/2023(f)			$1,435	$1,436	5.00%, 12/31/2049(e),(f)		$1,300	$1,346
3 Month LIBOR + 1.00%					3 Month LIBOR + 3.30%
2.91%, 06/05/2023(f)			960	962	Popular Inc
3 Month LIBOR + 1.05%					7.00%, 07/01/2019		900	950
3.06%, 10/28/2027(f)			3,035	3,163	RBC USA Holdco Corp
3 Month LIBOR + 1.75%					5.25%, 09/15/2020		1,580	1,718
3.50%, 01/23/2025			4,390	4,459	Royal Bank of Scotland Group PLC
4.25%, 01/29/2026		GBP	100	150	2.65%, 05/15/2023(f)		4,065	4,104
4.75%, 10/21/2045			$1,285	1,422	3 Month LIBOR + 1.47%
5.15%, 05/22/2045			2,775	3,136	3.63%, 03/25/2024(f)	EUR	450	553
5.38%, 03/15/2020			170	184	EUR Swap Annual 5YR + 2.65%
5.38%, 12/31/2049(e),(f)			13,645	14,259	3.88%, 09/12/2023		$6,895	7,070
3 Month LIBOR + 3.92%					5.13%, 05/28/2024		410	436
5.95%, 01/15/2027			914	1,072	7.50%, 12/31/2049(e),(f)		4,750	5,017
6.75%, 10/01/2037			735	965	USSW5 Index Spread + 5.80%
HSBC Holdings PLC					7.64%, 03/29/2049(e),(f)		390	374
2.95%, 05/25/2021			2,175	2,216	3 Month LIBOR + 2.32%
3.60%, 05/25/2023			1,825	1,894	Santander Holdings USA Inc
4.04%, 03/13/2028(f)			740	775	4.40%, 07/13/2027(g)		1,380	1,406
3 Month LIBOR + 1.55%					Santander Issuances SAU
4.38%, 11/23/2026			2,615	2,747	2.50%, 03/18/2025	EUR	100	123
6.00%, 12/31/2049(e),(f)			4,340	4,552	Santander UK Group Holdings PLC
USD ICE SWAP Rate NY 5 + 3.75%					3.57%, 01/10/2023		$3,010	3,083
ING Bank NV					Santander UK PLC
1.99%, 10/01/2019(f),(g)			3,000	3,018	1.71%, 09/29/2017(f)		7,000	7,003
3 Month LIBOR + 0.69%					3 Month LIBOR + 0.41%
2.70%, 08/17/2020(g)			490	498	1.88%, 02/17/2020	GBP	100	135
5.80%, 09/25/2023(g)			1,800	2,044	5.00%, 11/07/2023(g)		$1,850	2,001
ING Groep NV					Skandinaviska Enskilda Banken AB
6.00%, 12/31/2049(e),(f)			1,935	2,007	2.45%, 05/27/2020(g)		240	242
USSW5 Index Spread + 4.45%					2.63%, 11/17/2020(g)		320	325
Intesa Sanpaolo SpA					2.63%, 03/15/2021		285	288
3.13%, 07/14/2022(g)			3,240	3,262	5.75%, 12/31/2049(e),(f)		10,195	10,583
3.88%, 07/14/2027(g)			1,850	1,864	USSW5 Index Spread + 3.85%
3.93%, 09/15/2026		EUR	650	835	7.09%, 12/29/2049(e),(f)	EUR	250	304
5.71%, 01/15/2026(g)			$13,350	14,163	Euribor 3 Month + 3.40%
JPMorgan Chase & Co					Svenska Handelsbanken AB
2.75%, 08/24/2022		EUR	300	394	2.66%, 01/15/2024(f)		500	612
2.78%, 04/25/2023(f)			$4,970	4,993	EUR Swap Annual 5YR + 1.43%
3 Month LIBOR + 0.94%					5.25%, 12/31/2049(e),(f)		$2,500	2,556
3.22%, 03/01/2025(f)			2,810	2,842	USSW5 Index Spread + 3.34%
3 Month LIBOR + 1.16%					Synchrony Bank
3.50%, 12/18/2026		GBP	100	148	3.00%, 06/15/2022		2,255	2,248
4.13%, 12/15/2026			$3,895	4,061	UBS AG
4.25%, 10/01/2027			3,845	4,061	4.75%, 02/12/2026(f)	EUR	250	328
4.95%, 06/01/2045			3,800	4,278	EUR Swap Annual 5YR + 3.40%
5.00%, 12/31/2049(e),(f)			3,625	3,697	UBS Group AG
3 Month LIBOR + 3.32%					5.75%, 12/31/2049(e),(f)		475	631
5.63%, 08/16/2043			2,250	2,753	EUR Swap Annual 5YR + 5.29%
Lloyds Banking Group PLC					6.88%, 12/31/2049(e),(f)		$5,900	6,468
4.65%, 03/24/2026			3,924	4,132	USSW5 Index Spread + 4.59%
7.00%, 12/31/2049(e),(f)		GBP	200	280	UBS Group Funding Switzerland AG
GBP Swap 5YR + 5.06%					2.95%, 09/24/2020(g)		7,865	8,035
Morgan Stanley					3.49%, 05/23/2023(g)		6,095	6,262
1.88%, 04/27/2027		EUR	500	598	4.25%, 03/23/2028(g)		4,135	4,392
2.37%, 05/08/2024(f)			$2,430	2,446	UniCredit SpA
3 Month LIBOR + 1.22%					5.86%, 06/19/2032(f),(g)		3,500	3,669
2.38%, 07/23/2019			6,435	6,489	USD ICE SWAP Rate NY 5 + 3.70%
2.63%, 03/09/2027		GBP	230	308	Wells Fargo & Co
2.71%, 10/24/2023(f)			$3,235	3,299	2.54%, 10/31/2023(f)		2,590	2,643
3 Month LIBOR + 1.40%					3 Month LIBOR + 1.23%
2.75%, 05/19/2022			2,345	2,349	3.07%, 01/24/2023		5,085	5,177
3.59%, 07/22/2028(f)			2,205	2,209	4.40%, 06/14/2046		4,040	4,150
3 Month LIBOR + 1.34%								$378,555
4.30%, 01/27/2045			1,975	2,032	Beverages - 1.02%
4.38%, 01/22/2047			1,040	1,090	Anheuser-Busch InBev Finance Inc
5.00%, 11/24/2025			10,330	11,284	2.65%, 02/01/2021		9,865	10,032
5.55%, 12/31/2049(e),(f)			2,700	2,828	3.30%, 02/01/2023		2,915	3,025
3 Month LIBOR + 3.81%					3.65%, 02/01/2026		4,460	4,613
PNC Bank NA					4.70%, 02/01/2036		3,055	3,377
6.00%, 12/07/2017			7,400	7,512	4.90%, 02/01/2046		5,905	6,632

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's) Value (000's)
Beverages (continued)				Chemicals (continued)
Anheuser-Busch InBev SA/NV				Blue Cube Spinco Inc
1.50%, 04/18/2030		$475	557	9.75%, 10/15/2023	$565	$689
4.00%, 09/24/2025	GBP	150	228	Braskem Finance Ltd
Central American Bottling Corp				6.45%, 02/03/2024	1,075	1,172
5.75%, 01/31/2027(g)		$525	557	CF Industries Inc
5.75%, 01/31/2027		300	319	5.15%, 03/15/2034	1,380	1,266
Coca-Cola Icecek AS				7.13%, 05/01/2020	200	220
4.75%, 10/01/2018(g)		2,050	2,092	Chevron Phillips Chemical Co LLC / Chevron
Constellation Brands Inc				Phillips Chemical Co LP
3.50%, 05/09/2027		2,785	2,822	3.40%, 12/01/2026(g)	1,815	1,854
3.88%, 11/15/2019		320	333	Consolidated Energy Finance SA
Corp Lindley SA				4.98%, 06/15/2022(f),(g)	250	250
6.75%, 11/23/2021(g)		307	343	3 Month LIBOR + 3.75%
6.75%, 11/23/2021		379	424	6.75%, 10/15/2019(g)	1,058	1,082
Dr Pepper Snapple Group Inc				6.88%, 06/15/2025(g)	1,340	1,407
3.13%, 12/15/2023		150	153	Cornerstone Chemical Co
Molson Coors Brewing Co				9.38%, 03/15/2018(g)	835	843
1.25%, 07/15/2024	EUR	175	207	Dow Chemical Co/The
4.20%, 07/15/2046		$50	49	4.38%, 11/15/2042	20	20
PepsiCo Inc				Equate Petrochemical BV
4.45%, 04/14/2046		555	608	3.00%, 03/03/2022(f),(g)	925	922
Pernod Ricard SA				3.00%, 03/03/2022	375	374
5.75%, 04/07/2021(g)		1,045	1,168	Mexichem SAB de CV
			$37,539	4.88%, 09/19/2022(g)	1,100	1,180
Biotechnology - 0.21%				Monsanto Co
Amgen Inc				3.95%, 04/15/2045	2,780	2,666
4.66%, 06/15/2051		90	98	4.40%, 07/15/2044	802	824
Celgene Corp				NOVA Chemicals Corp
2.13%, 08/15/2018		815	819	5.25%, 06/01/2027(g)	985	987
2.88%, 08/15/2020		1,905	1,954	Sherwin-Williams Co/The
5.00%, 08/15/2045		985	1,120	3.13%, 06/01/2024	85	86
5.25%, 08/15/2043		115	132	3.45%, 06/01/2027	3,355	3,410
Genzyme Corp				Solvay Finance America LLC
5.00%, 06/15/2020		810	881	3.40%, 12/03/2020(g)	3,100	3,214
Gilead Sciences Inc				4.45%, 12/03/2025(g)	1,675	1,800
2.50%, 09/01/2023		30	30			$26,445
4.15%, 03/01/2047		2,695	2,717	Coal - 0.03%
			$7,751	Alliance Resource Operating Partners LP /
Building Materials - 0.38%				Alliance Resource Finance Corp
BMC East LLC				7.50%, 05/01/2025(g)	910	961
5.50%, 10/01/2024(g)		1,290	1,358
Boise Cascade Co				Commercial Mortgage Backed Securities - 5.40%
5.63%, 09/01/2024(g)		840	874	Banc of America Commercial Mortgage Trust
Cemex SAB de CV				2008-1
5.70%, 01/11/2025(g)		325	346	6.31%, 02/10/2051(f)	3,255	3,302
5.70%, 01/11/2025		1,950	2,077	Banc of America Commercial Mortgage Trust
6.13%, 05/05/2025(g)		1,220	1,319	2016-UBS10
CRH Finance DAC				4.91%, 07/15/2049(f)	3,000	3,202
3.13%, 04/03/2023	EUR	250	337	BANK 2017-BNK5
Crh Finance UK PLC				3.39%, 06/15/2060(f)	2,350	2,429
4.13%, 12/02/2029(f)	GBP	200	304	BBCMS MORTGAGE TRUST 2017-C1
CRH Finland Services OYJ				3.67%, 02/15/2050	5,000	5,229
2.75%, 10/15/2020	EUR	250	319	CFCRE Commercial Mortgage Trust 2011-
Johnson Controls International plc				C2
5.13%, 09/14/2045		$2,185	2,528	5.75%, 12/15/2047(f),(g)	800	885
LafargeHolcim Finance US LLC				Citigroup Commercial Mortgage Trust 2012-
3.50%, 09/22/2026(g)		875	867	GC8
Masco Corp				4.29%, 09/10/2045(g)	800	843
3.50%, 04/01/2021		50	51	Citigroup Commercial Mortgage Trust 2015-
Norbord Inc				GC29
5.38%, 12/01/2020(g)		650	691	3.19%, 04/10/2048(f)	3,000	3,045
Owens Corning				4.15%, 04/10/2048(f)	2,000	1,956
7.00%, 12/01/2036		1,170	1,509	Citigroup Commercial Mortgage Trust 2015-
St Marys Cement Inc Canada				GC35
5.75%, 01/28/2027(g)		1,275	1,301	3.82%, 11/10/2048	1,000	1,053
			$13,881	Citigroup Commercial Mortgage Trust 2016-
Chemicals - 0.72%				GC37
A Schulman Inc				3.58%, 04/10/2049(f)	1,750	1,761
6.87%, 06/01/2023(f)		800	836	COMM 2012-CCRE5 Mortgage Trust
Aruba Investments Inc				3.22%, 12/10/2045(g)	2,000	2,037
8.75%, 02/15/2023(g)		1,310	1,343	COMM 2013-CCRE11 Mortgage Trust
				1.14%, 08/10/2050(f),(i)	58,466	2,880
				4.72%, 08/10/2050	5,000	5,478

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2017 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
COMM 2013-CCRE6 Mortgage Trust			JPMBB Commercial Mortgage Securities
4.13%, 03/10/2046(f),(g)	$500	$459	Trust 2013-C15
COMM 2013-CCRE8 Mortgage Trust			1.30%, 11/15/2045(f),(i)	$34,206	$1,578
3.96%, 06/10/2046(f),(g)	3,000	3,080	JPMBB Commercial Mortgage Securities
COMM 2013-LC6 Mortgage Trust			Trust 2014-C18
4.28%, 01/10/2046(f),(g)	1,470	1,368	4.81%, 02/15/2047(f)	1,000	1,074
COMM 2014-CCRE16 Mortgage Trust			4.81%, 02/15/2047(f)	2,700	2,759
4.05%, 04/10/2047	600	642	JPMBB Commercial Mortgage Securities
COMM 2014-CCRE17 Mortgage Trust			Trust 2014-C19
4.73%, 05/10/2047(f)	2,400	2,368	1.17%, 04/15/2047(f),(i)	45,571	1,386
COMM 2014-LC17 Mortgage Trust			JPMBB Commercial Mortgage Securities
4.49%, 10/10/2047	5,000	5,270	Trust 2014-C24
COMM 2014-UBS5 Mortgage Trust			1.06%, 11/15/2047(f),(i)	9,360	435
1.04%, 09/10/2047(f),(i)	69,581	3,143	3.92%, 11/15/2047(f),(g)	1,000	844
COMM 2015-CCRE22 Mortgage Trust			4.42%, 11/15/2047(f)	4,350	4,362
4.12%, 03/10/2048(f)	1,611	1,611	JPMBB Commercial Mortgage Securities
COMM 2015-LC23 Mortgage Trust			Trust 2015-C28
3.77%, 10/10/2048	2,000	2,103	3.99%, 10/15/2048(f)	7,000	6,908
COMM 2015-PC1 Mortgage Trust			JPMBB Commercial Mortgage Securities
4.29%, 07/10/2050(f)	2,000	2,120	Trust 2015-C31
Commercial Mortgage Pass Through			1.00%, 08/15/2048(f),(i)	42,458	2,326
Certificates			JPMCC Commercial Mortgage Securities
4.77%, 10/15/2045(f),(g)	2,715	2,652	Trust 2017-JP7
Credit Suisse Commercial Mortgage Trust			3.81%, 09/15/2050	2,500	2,436
Series 2006-C5			LB-UBS Commercial Mortgage Trust 2005-
0.66%, 12/15/2039(f),(i)	1,609	—	C3
DBJPM 16-C3 Mortgage Trust			0.81%, 07/15/2040(f),(g),(i)	2,458	40
2.89%, 09/10/2049(f)	2,000	1,979	LB-UBS Commercial Mortgage Trust 2007-
DBUBS 2011-LC2 Mortgage Trust			C1
5.54%, 07/10/2044(f),(g)	5,000	5,293	0.23%, 02/15/2040(f),(i)	728	—
GE Commercial Mortgage Corp Series 2007-			LB-UBS Commercial Mortgage Trust 2007-
C1 Trust			C6
5.61%, 12/10/2049(f)	6,000	6,048	6.11%, 07/15/2040	4,184	4,189
GS Mortgage Securities Trust 2011-GC5			Morgan Stanley Bank of America Merrill
1.36%, 08/10/2044(f),(g),(i)	94,093	4,146	Lynch Trust 2013-C11
GS Mortgage Securities Trust 2012-GCJ7			0.54%, 08/15/2046(f),(i)	25,915	370
2.23%, 05/10/2045(f),(i)	13,980	972	Morgan Stanley Bank of America Merrill
GS Mortgage Securities Trust 2013-GC16			Lynch Trust 2013-C9
1.41%, 11/10/2046(f),(i)	29,425	1,356	3.46%, 05/15/2046	1,781	1,824
5.32%, 11/10/2046(f)	800	873	Morgan Stanley Bank of America Merrill
GS Mortgage Securities Trust 2013-GCJ12			Lynch Trust 2014-C15
3.78%, 06/10/2046(f)	555	569	1.14%, 04/15/2047(f),(i)	54,095	2,654
GS Mortgage Securities Trust 2014-GC26			4.05%, 04/15/2047	3,000	3,212
1.07%, 11/10/2047(f),(i)	49,445	2,799	Morgan Stanley Bank of America Merrill
GS Mortgage Securities Trust 2015-GC34			Lynch Trust 2014-C16
3.51%, 10/10/2048(f)	1,482	1,534	1.18%, 06/15/2047(f),(i)	25,052	1,292
GS Mortgage Securities Trust 2015-GS1			4.76%, 06/15/2047(f)	4,250	4,383
3.73%, 11/10/2048	3,250	3,421	Morgan Stanley Bank of America Merrill
JP Morgan Chase Commercial Mortgage			Lynch Trust 2014-C18
Securities Trust 2005-CIBC12			4.44%, 10/15/2047(f)	3,864	4,069
5.44%, 09/12/2037(f)	242	5	Morgan Stanley Bank of America Merrill
JP Morgan Chase Commercial Mortgage			Lynch Trust 2015-C20
Securities Trust 2010-C1			3.61%, 02/15/2048(f)	2,000	2,039
5.95%, 06/15/2043(g)	2,585	2,559	4.16%, 02/15/2048(f)	1,975	2,013
JP Morgan Chase Commercial Mortgage			Morgan Stanley Bank of America Merrill
Securities Trust 2011-C5			Lynch Trust 2015-C25
5.41%, 08/15/2046(f),(g)	800	864	3.64%, 10/15/2048	2,500	2,612
JP Morgan Chase Commercial Mortgage			Morgan Stanley Bank of America Merrill
Securities Trust 2012-LC9			Lynch Trust 2015-C26
1.69%, 12/15/2047(f),(i)	18,598	1,159	3.89%, 10/15/2048	3,000	3,140
3.35%, 12/15/2047(f),(g)	2,000	2,044	Morgan Stanley Bank of America Merrill
JP Morgan Chase Commercial Mortgage			Lynch Trust 2016-C30
Securities Trust 2013-C16			3.17%, 09/15/2049(f)	1,571	1,542
1.11%, 12/15/2046(f),(i)	11,465	485	Morgan Stanley Bank of America Merrill
JP Morgan Chase Commercial Mortgage			Lynch Trust 2016-C31
Securities Trust 2016-JP3			3.10%, 11/15/2049(f)	2,579	2,584
3.14%, 08/15/2049(f)	3,000	2,958	Morgan Stanley Bank of America Merrill
JP Morgan Chase Commercial Mortgage			Lynch Trust 2016-C32
Securities Trust 2016-JP4			3.72%, 12/15/2049(f)	3,250	3,411
3.46%, 12/15/2049(f)	1,682	1,601	Morgan Stanley Capital I Trust 2016-UBS9
3.65%, 12/15/2049(f)	1,600	1,676	3.59%, 03/15/2049(f)	1,500	1,560

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2017 (unaudited)

		Principal		Principal
BONDS (continued)		Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Commercial Mortgage Backed Securities (continued)				Computers (continued)
MSBAM Commercial Mortgage Securities				Dell Inc
Trust 2012-CKSV				5.65%, 04/15/2018	$365	$372
1.10%, 10/15/2030(f),(g),(i)		$22,673	$1,071	Dell International LLC / EMC Corp
UBS Commercial Mortgage Trust 2012-C1				3.48%, 06/01/2019(g)	950	973
3.40%, 05/10/2045(f)		491	512	5.45%, 06/15/2023(g)	3,650	4,023
UBS-Barclays Commercial Mortgage Trust				5.88%, 06/15/2021(g)	610	640
2012	-C3			6.02%, 06/15/2026(g)	2,775	3,091
3.09%, 08/10/2049(f)		1,210	1,245	7.13%, 06/15/2024(g)	3,155	3,511
5.04%, 08/10/2049(f),(g)		1,500	1,583	8.35%, 07/15/2046(g)	6,440	8,411
UBS-Barclays Commercial Mortgage Trust				Hewlett Packard Enterprise Co
2012	-C4			2.85%, 10/05/2018	1,390	1,407
1.74%, 12/10/2045(f),(g),(i)		21,819	1,471	4.90%, 10/15/2025(f)	825	873
3.32%, 12/10/2045(f),(g)		2,300	2,337	6.20%, 10/15/2035(f)	1,690	1,834
UBS-Barclays Commercial Mortgage Trust				International Business Machines Corp
2013	-C5			1.55%, 02/12/2019(f)	5,550	5,578
3.18%, 03/10/2046(f)		1,580	1,621	3 Month LIBOR + 0.37%
4.08%, 03/10/2046(f),(g)		1,090	988			$45,939
Wachovia Bank Commercial Mortgage Trust				Consumer Products - 0.36%
Series 2007-C34				ACCO Brands Corp
5.68%, 05/15/2046(f)		7	7	5.25%, 12/15/2024(g)	945	983
Wells Fargo Commercial Mortgage Trust				Reckitt Benckiser Treasury Services PLC
2015-NX	S3			1.86%, 06/24/2022(f),(g)	4,575	4,586
4.49%, 09/15/2057(f)		1,400	1,461	3 Month LIBOR + 0.56%
Wells Fargo Commercial Mortgage Trust				2.75%, 06/26/2024(g)	7,685	7,660
2016	-C36					$13,229
3.07%, 11/15/2059(f)		750	751	Credit Card Asset Backed Securities - 1.09%
Wells Fargo Commercial Mortgage Trust				Barclays Dryrock Issuance Trust
2017	-C38			1.48%, 09/15/2020	2,250	2,250
3.45%, 07/15/2050(f)		3,000	3,086	1.62%, 09/15/2020(f)	10,000	10,008
Wells Fargo Commercial Mortgage Trust				1 Month LIBOR + 0.39%
2017	-RC1			Capital One Multi-Asset Execution Trust
3.63%, 01/15/2060(f)		5,000	5,211	1.68%, 02/15/2022(f)	500	503
WFRBS Commercial Mortgage Trust 2013-				1 Month LIBOR + 0.45%
C12				1.74%, 09/16/2024(f)	510	514
1.37%, 03/15/2048(f),(g),(i)		55,213	2,733	1 Month LIBOR + 0.51%
WFRBS Commercial Mortgage Trust 2014-				1.86%, 02/15/2024(f)	1,900	1,926
C22				1 Month LIBOR + 0.63%
4.07%, 09/15/2057		5,000	5,261	Chase Issuance Trust
4.37%, 09/15/2057(f)		2,000	2,062	1.36%, 04/15/2020	6,735	6,730
WFRBS Commercial Mortgage Trust 2014-				1.64%, 05/17/2021(f)	4,625	4,649
C23				1 Month LIBOR + 0.41%
0.67%, 10/15/2057(f),(i)		53,415	1,835	Synchrony Credit Card Master Note Trust
			$199,534	2014-1
Commercial Services - 0.15%				1.61%, 11/15/2020	4,175	4,177
ADT Corp/The				World Financial Network Credit Card Master
6.25%, 10/15/2021		55	60	Trust
Ahern Rentals Inc				1.61%, 12/15/2021	650	650
7.38%, 05/15/2023(g)		1,095	969	1.71%, 02/15/2022(f)	9,045	9,066
DP World Ltd				1 Month LIBOR + 0.48%
6.85%, 07/02/2037		540	654			$40,473
GW Honos Security Corp				Distribution & Wholesale - 0.12%
8.75%, 05/15/2025(g)		985	1,049	American Builders & Contractors Supply Co
IHS Markit Ltd				Inc
4.75%, 02/15/2025(g)		485	511	5.75%, 12/15/2023(g)	570	606
Team Health Holdings Inc				Global Partners LP / GLP Finance Corp
6.38%, 02/01/2025(g)		790	774	7.00%, 06/15/2023	975	985
TMS International Corp				HD Supply Inc
7.63%, 10/15/2021(g)		1,135	1,189	5.25%, 12/15/2021(g)	645	677
United Rentals North America Inc				5.75%, 04/15/2024(g)	340	364
4.88%, 01/15/2028(h)		310	311	WW Grainger Inc
			$5,517	4.20%, 05/15/2047	1,805	1,838
Computers - 1.24%						$4,470
Apple Inc				Diversified Financial Services - 1.27%
2.85%, 05/11/2024		110	111	AerCap Ireland Capital DAC / AerCap Global
3.00%, 02/09/2024		4,950	5,061	Aviation Trust
3.00%, 06/20/2027		1,685	1,679	4.63%, 10/30/2020	265	283
3.20%, 05/11/2027		1,910	1,937	Aircastle Ltd
3.85%, 08/04/2046		1,825	1,820	4.13%, 05/01/2024	185	190
4.25%, 02/09/2047		1,100	1,164	5.00%, 04/01/2023	415	441
4.65%, 02/23/2046		2,845	3,197	5.13%, 03/15/2021	2,415	2,560
Compiler Finance Sub Inc
7.00%, 05/01/2021(g)		515	257

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Diversified Financial Services (continued)				Electric (continued)
Aircastle Ltd (continued)				Commonwealth Edison Co (continued)
5.50%, 02/15/2022		$530	$575	3.80%, 10/01/2042		$2,170	$2,171
Ally Financial Inc				4.35%, 11/15/2045		1,660	1,794
3.25%, 11/05/2018		715	724	Consolidated Edison Co of New York Inc
4.25%, 04/15/2021		230	237	4.63%, 12/01/2054		1,940	2,179
4.75%, 09/10/2018		220	226	Dominion Energy Inc
5.75%, 11/20/2025		4,880	5,222	3.90%, 10/01/2025		1,670	1,747
Blackstone Holdings Finance Co LLC				DTE Electric Co
2.00%, 05/19/2025	EUR	250	312	3.75%, 08/15/2047(c),(h)		3,410	3,408
BOC Aviation Ltd				DTE Energy Co
2.38%, 09/15/2021(g)		$1,075	1,054	6.38%, 04/15/2033		3,600	4,542
Brookfield Finance LLC				Duke Energy Corp
4.00%, 04/01/2024		2,915	3,020	2.65%, 09/01/2026		1,140	1,103
CIT Group Inc				3.75%, 04/15/2024		1,500	1,581
3.88%, 02/19/2019		3,825	3,916	3.75%, 09/01/2046		1,710	1,660
5.80%, 12/31/2049(e),(f)		500	522	Dynegy Inc
3 Month LIBOR + 3.97%				7.38%, 11/01/2022		1,385	1,399
Credit Acceptance Corp				Edison International
6.13%, 02/15/2021		1,185	1,215	3.75%, 09/15/2017		1,420	1,424
7.38%, 03/15/2023		1,355	1,423	Electricite de France SA
Discover Financial Services				2.15%, 01/22/2019(g)		70	70
3.85%, 11/21/2022		770	797	2.35%, 10/13/2020(g)		415	419
Doric Nimrod Air Finance Alpha Ltd 2012-1				4.25%, 12/29/2049(e),(f)	EUR	400	503
Class B Pass Through Trust				EUR Swap Annual 7YR + 3.02%
6.50%, 05/30/2021(g)		682	706	4.63%, 09/11/2024		250	373
Fly Leasing Ltd				4.95%, 10/13/2045(g)		$335	365
6.38%, 10/15/2021		1,095	1,148	5.50%, 10/17/2041	GBP	100	174
GE Capital International Funding Co				5.63%, 12/31/2049(e),(f),(g)		$2,940	3,036
Unlimited Co				USSW10 Index Spread + 3.04%
2.34%, 11/15/2020		2,308	2,333	6.00%, 12/29/2049(e),(f)	GBP	100	140
4.42%, 11/15/2035		1,714	1,856	GBP Swap 13YR + 3.96%
ILFC E-Capital Trust II				6.25%, 05/30/2028		50	88
4.59%, 12/21/2065(f),(g)		155	149	Elwood Energy LLC
International Lease Finance Corp				8.16%, 07/05/2026		$605	677
6.25%, 05/15/2019		2,405	2,579	Emera US Finance LP
National Rural Utilities Cooperative Finance				2.70%, 06/15/2021		100	101
Corp				Enel Finance International NV
2.40%, 04/25/2022		3,425	3,444	2.88%, 05/25/2022(g)		2,395	2,421
4.75%, 04/30/2043(f)		855	885	5.75%, 09/14/2040	GBP	50	90
3 Month LIBOR + 2.91%				Exelon Corp
Navient Corp				2.85%, 06/15/2020		$4,560	4,651
5.00%, 10/26/2020		135	139	3.50%, 06/01/2022(f)		1,740	1,802
5.50%, 01/15/2019		215	223	4.45%, 04/15/2046		490	508
5.88%, 03/25/2021		765	807	5.10%, 06/15/2045		60	68
6.13%, 03/25/2024		530	550	Fortis Inc/Canada
6.63%, 07/26/2021		600	643	2.10%, 10/04/2021		2,470	2,437
Springleaf Finance Corp				3.06%, 10/04/2026		4,055	3,938
5.25%, 12/15/2019		2,000	2,082	Georgia Power Co
6.90%, 12/15/2017		135	137	4.30%, 03/15/2042		1,355	1,426
SUAM Finance BV				4.30%, 03/15/2043		1,080	1,127
4.88%, 04/17/2024(g)		375	397	Iberdrola International BV
Synchrony Financial				3.50%, 02/01/2021	EUR	100	132
2.60%, 01/15/2019		5,930	5,975	Indiantown Cogeneration LP
Visa Inc				9.77%, 12/15/2020		$462	500
2.20%, 12/14/2020		90	91	Kentucky Utilities Co
			$46,861	3.30%, 10/01/2025		3,105	3,176
Electric - 3.12%				Listrindo Capital BV
Abu Dhabi National Energy Co PJSC				4.95%, 09/14/2026(g)		825	828
4.38%, 06/22/2026(g)		675	698	Louisville Gas & Electric Co
Adani Transmission Ltd				3.30%, 10/01/2025		1,545	1,584
4.00%, 08/03/2026(g)		750	753	MidAmerican Energy Co
AEP Transmission Co LLC				4.25%, 05/01/2046		1,030	1,110
4.00%, 12/01/2046		930	958	Mirant Mid-Atlantic Series B Pass Through
Alabama Power Co				Trust
3.85%, 12/01/2042		850	847	9.13%, 08/02/2017(c)		199	193
Centrais Eletricas Brasileiras SA				Mirant Mid-Atlantic Series C Pass Through
5.75%, 10/27/2021		1,250	1,296	Trust
CMS Energy Corp				0.00%, 12/30/2028(a)		1,203	1,173
4.70%, 03/31/2043		910	987	NextEra Energy Capital Holdings Inc
4.88%, 03/01/2044		1,835	2,052	3.55%, 05/01/2027		2,285	2,363
Commonwealth Edison Co
3.70%, 03/01/2045		690	676

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Electric (continued)				Entertainment (continued)
NRG Energy Inc				Cinemark USA Inc
6.25%, 05/01/2024		$835	$866	4.88%, 06/01/2023		$685	$697
7.25%, 05/15/2026		620	656	Eldorado Resorts Inc
OmGrid Funding Ltd				6.00%, 04/01/2025		330	353
5.20%, 05/16/2027(g)		1,100	1,111	7.00%, 08/01/2023		1,175	1,269
Oncor Electric Delivery Co LLC				GLP Capital LP / GLP Financing II Inc
2.15%, 06/01/2019		4,630	4,642	4.38%, 04/15/2021		710	741
5.25%, 09/30/2040		950	1,140	5.38%, 04/15/2026		995	1,085
Pacific Gas & Electric Co				International Game Technology PLC
4.45%, 04/15/2042		30	33	6.50%, 02/15/2025(g)		1,010	1,115
PacifiCorp				Lions Gate Entertainment Corp
2.95%, 06/01/2023		2,466	2,539	5.88%, 11/01/2024(g)		900	945
3.85%, 06/15/2021		1,137	1,206	Penn National Gaming Inc
Pampa Energia SA				5.63%, 01/15/2027(g)		595	613
7.50%, 01/24/2027(g)		1,100	1,141	Pinnacle Entertainment Inc
PPL Electric Utilities Corp				5.63%, 05/01/2024(g)		765	794
3.95%, 06/01/2047		1,945	1,996	Scientific Games International Inc
4.75%, 07/15/2043		1,375	1,570	6.63%, 05/15/2021		1,210	1,249
PPL WEM Ltd / Western Power Distribution				7.00%, 01/01/2022(g)		430	458
Ltd				10.00%, 12/01/2022		345	385
5.38%, 05/01/2021(g)		5,140	5,580	WMG Acquisition Corp
Public Service Electric & Gas Co				4.88%, 11/01/2024(g)		305	313
3.65%, 09/01/2042		365	360	5.00%, 08/01/2023(g)		575	595
Puget Energy Inc				6.75%, 04/15/2022(g)		825	866
6.00%, 09/01/2021		2,935	3,321				$14,938
Southern California Edison Co				Environmental Control - 0.04%
3.60%, 02/01/2045		2,805	2,741	Clean Harbors Inc
4.05%, 03/15/2042		1,610	1,692	5.13%, 06/01/2021		320	326
Southern Co/The				Republic Services Inc
2.95%, 07/01/2023		2,035	2,045	3.80%, 05/15/2018		1,215	1,236
4.25%, 07/01/2036		1,480	1,532				$1,562
4.40%, 07/01/2046		1,050	1,095	Food - 1.04%
5.50%, 03/15/2057(f)		5,540	5,909	Arcor SAIC
3 Month LIBOR + 3.63%				6.00%, 07/06/2023(g)		2,470	2,635
Southern Power Co				BI-LO LLC / BI-LO Finance Corp
1.85%, 06/20/2026	EUR	550	665	9.25%, 02/15/2019(g)		1,345	1,157
State Grid Overseas Investment 2016 Ltd				Cencosud SA
3.50%, 05/04/2027		$3,000	2,997	4.38%, 07/17/2027(g)		5,100	5,080
Three Gorges Finance I Cayman Islands Ltd				4.88%, 01/20/2023		465	491
3.15%, 06/02/2026		220	215	Clearwater Seafoods Inc
Virginia Electric & Power Co				6.88%, 05/01/2025(g)		430	459
4.45%, 02/15/2044		1,560	1,715	Danone SA
4.65%, 08/15/2043		1,620	1,812	2.95%, 11/02/2026(g)		1,385	1,351
Western Power Distribution West Midlands				Gruma SAB de CV
PLC				4.88%, 12/01/2024(g)		1,175	1,284
5.75%, 04/16/2032	GBP	100	182	Grupo Bimbo SAB de CV
			$115,509	4.88%, 06/27/2044(g)		275	278
Electronics - 0.08%				Ingles Markets Inc
Sanmina Corp				5.75%, 06/15/2023		1,305	1,298
4.38%, 06/01/2019(g)		$255	262	JBS USA LUX SA / JBS USA Finance Inc
Tech Data Corp				5.75%, 06/15/2025(g)		915	906
3.70%, 02/15/2022		1,775	1,814	7.25%, 06/01/2021(g)		380	386
Tyco Electronics Group SA				Kraft Heinz Foods Co
1.10%, 03/01/2023	EUR	500	598	2.25%, 05/25/2028	EUR	550	659
2.38%, 12/17/2018		$150	151	2.80%, 07/02/2020		$6,475	6,603
7.13%, 10/01/2037		105	144	3.00%, 06/01/2026		95	92
			$2,969	4.38%, 06/01/2046		2,840	2,760
Engineering & Construction - 0.10%				5.00%, 07/15/2035		1,155	1,250
Heathrow Funding Ltd				5.20%, 07/15/2045		1,445	1,567
1.88%, 05/23/2024	EUR	250	316	Lamb Weston Holdings Inc
SBA Tower Trust				4.63%, 11/01/2024(g)		220	230
2.90%, 10/15/2044(g)		$2,375	2,389	4.88%, 11/01/2026(g)		490	512
Tutor Perini Corp				Post Holdings Inc
6.88%, 05/01/2025(g)		1,065	1,145	5.00%, 08/15/2026(g)		1,265	1,298
			$3,850	Sigma Alimentos SA de CV
Entertainment - 0.40%				4.13%, 05/02/2026(g)		550	559
AMC Entertainment Holdings Inc				TreeHouse Foods Inc
5.88%, 11/15/2026		1,480	1,510	4.88%, 03/15/2022		340	352
Carmike Cinemas Inc				6.00%, 02/15/2024(g)		965	1,035
6.00%, 06/15/2023(g)		720	761
CCM Merger Inc
6.00%, 03/15/2022(g)		1,135	1,189

See accompanying notes

Schedule of Investments Core Plus Bond Fund July 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Food (continued)				Healthcare - Services - 1.38%
Want Want China Finance Ltd				Centene Corp
2.88%, 04/27/2022		$1,700	$1,703	4.75%, 05/15/2022	$2,175	$2,289
Wm Wrigley Jr Co				5.63%, 02/15/2021	470	489
2.40%, 10/21/2018(g)		1,650	1,661	6.13%, 02/15/2024	655	712
3.38%, 10/21/2020(g)		2,745	2,837	CHS/Community Health Systems Inc
			$38,443	5.13%, 08/01/2021	1,310	1,318
Forest Products & Paper - 0.25%				6.25%, 03/31/2023	1,070	1,097
Domtar Corp				Cigna Corp
6.25%, 09/01/2042		1,550	1,619	4.00%, 02/15/2022	1,875	1,992
International Paper Co				4.38%, 12/15/2020	2,530	2,694
3.00%, 02/15/2027		1,870	1,819	HCA Healthcare Inc
4.35%, 08/15/2048(c),(h)		1,855	1,853	6.25%, 02/15/2021	1,360	1,477
4.40%, 08/15/2047		1,880	1,890	HCA Inc
Sappi Papier Holding GmbH				4.50%, 02/15/2027	1,845	1,887
7.50%, 06/15/2032(g)		630	633	4.75%, 05/01/2023	2,685	2,826
Tembec Industries Inc				5.00%, 03/15/2024	2,525	2,680
9.00%, 12/15/2019(g)		1,440	1,490	5.25%, 04/15/2025	1,500	1,628
			$9,304	5.25%, 06/15/2026	350	379
Gas - 0.35%				5.50%, 06/15/2047	4,635	4,855
Boston Gas Co				5.88%, 03/15/2022	580	641
3.15%, 08/01/2027(c),(g),(h)		2,780	2,777	Humana Inc
Dominion Energy Gas Holdings LLC				2.63%, 10/01/2019	2,455	2,486
2.80%, 11/15/2020		3,645	3,705	3.85%, 10/01/2024	2,100	2,208
Nakilat Inc				3.95%, 03/15/2027	4,545	4,770
6.07%, 12/31/2033		350	406	4.95%, 10/01/2044	1,700	1,939
NGL Energy Partners LP / NGL Energy				IASIS Healthcare LLC / IASIS Capital Corp
Finance Corp				8.38%, 05/15/2019	1,690	1,696
6.88%, 10/15/2021		645	639	MPH Acquisition Holdings LLC
7.50%, 11/01/2023(g)		1,450	1,399	7.13%, 06/01/2024(g)	1,730	1,873
				Tenet Healthcare Corp
Southern Co Gas Capital Corp				4.63%, 07/15/2024(g)	725	721
4.40%, 05/30/2047		2,245	2,335
Talent Yield Investments Ltd				6.00%, 10/01/2020	155	166
4.50%, 04/25/2022(g)		1,500	1,593	6.75%, 06/15/2023	385	380
				7.50%, 01/01/2022(g)	425	459
			$12,854
Healthcare - Products - 1.05%				UnitedHealth Group Inc
Abbott Laboratories				4.63%, 07/15/2035	4,780	5,415
2.90%, 11/30/2021		2,875	2,926	WellCare Health Plans Inc
3.75%, 11/30/2026		2,285	2,358	5.25%, 04/01/2025	1,880	1,993
4.90%, 11/30/2046		4,955	5,468			$51,070
Becton Dickinson and Co				Home Builders - 0.28%
2.25%, 06/06/2022(f)		2,235	2,249	Beazer Homes USA Inc
3 Month LIBOR + 1.03%				8.75%, 03/15/2022	875	977
3.70%, 06/06/2027		3,560	3,610	Century Communities Inc
				5.88%, 07/15/2025(g)	885	887
4.67%, 06/06/2047		4,145	4,341
DJO Finco Inc / DJO Finance LLC / DJO				KB Home
Finance Corp				4.75%, 05/15/2019	390	402
8.13%, 06/15/2021(g)		1,750	1,649	7.00%, 12/15/2021	220	246
Hill-Rom Holdings Inc				Lennar Corp
5.75%, 09/01/2023(f),(g)		740	781	4.13%, 12/01/2018	1,200	1,226
Kinetic Concepts Inc / KCI USA Inc				4.50%, 11/15/2019	675	700
7.88%, 02/15/2021(g)		860	910	4.50%, 04/30/2024	1,395	1,451
				4.75%, 11/15/2022(f)	1,265	1,342
Mallinckrodt International Finance SA /
Mallinckrodt CB LLC				4.88%, 12/15/2023	340	361
4.88%, 04/15/2020(g)		330	329	Mattamy Group Corp
				6.50%, 11/15/2020(g)	245	250
Medtronic Global Holdings SCA
3.35%, 04/01/2027		3,285	3,394	TRI Pointe Group Inc
Medtronic Inc				4.88%, 07/01/2021	150	158
2.50%, 03/15/2020		90	92	WCI Communities Inc / Lennar Corp
3.50%, 03/15/2025		256	268	6.88%, 08/15/2021	2,105	2,183
4.38%, 03/15/2035		990	1,097			$10,183
4.63%, 03/15/2045		1,690	1,916	Home Equity Asset Backed Securities - 0.04%
Teleflex Inc				First NLC Trust 2005-1
4.88%, 06/01/2026		515	531	1.73%, 05/25/2035(f)	265	234
Universal Hospital Services Inc				1 Month LIBOR + 0.50%
7.63%, 08/15/2020		1,665	1,694	JP Morgan Mortgage Acquisition Trust 2006-
Zimmer Biomet Holdings Inc				CW2
2.00%, 04/01/2018		4,340	4,347	1.38%, 08/25/2036(f)	562	545
2.43%, 12/13/2026	EUR	400	496	1 Month LIBOR + 0.15%
3.15%, 04/01/2022		$290	295	New Century Home Equity Loan Trust 2005-
			$38,751	1
				1.81%, 03/25/2035(f)	80	80
				1 Month LIBOR + 0.58%

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Home Equity Asset Backed Securities (continued)				Internet (continued)
Saxon Asset Securities Trust 2004-1				Netflix Inc
2.93%, 03/25/2035(f)		$282	$173	4.38%, 11/15/2026(g)	$995	$1,007
1 Month LIBOR + 1.70%				5.38%, 02/01/2021	200	216
Specialty Underwriting & Residential Finance				Tencent Holdings Ltd
Trust Series 2004-BC1				3.80%, 02/11/2025(g)	1,200	1,256
2.00%, 02/25/2035(f)		303	291	Zayo Group LLC / Zayo Capital Inc
1 Month LIBOR + 0.77%				6.00%, 04/01/2023	2,115	2,228
			$1,323			$14,602
Housewares - 0.07%				Iron & Steel - 0.40%
Newell Brands Inc				AK Steel Corp
3.85%, 04/01/2023		900	955	7.00%, 03/15/2027	1,540	1,611
5.00%, 11/15/2023		1,605	1,721	7.50%, 07/15/2023	475	520
			$2,676	7.63%, 10/01/2021	505	527
Insurance - 2.02%				ArcelorMittal
Aegon NV				6.00%, 03/01/2021(f)	2,160	2,365
4.00%, 04/25/2044(f)	EUR	250	319	7.50%, 10/15/2039(f)	1,905	2,248
Euribor 3 Month + 3.35%				Commercial Metals Co
American Equity Investment Life Holding				4.88%, 05/15/2023	2,372	2,425
Co				7.35%, 08/15/2018	740	782
5.00%, 06/15/2027		$1,133	1,179	Signode Industrial Group Lux SA/Signode
American International Group Inc				Industrial Group US Inc
3.75%, 07/10/2025		1,960	2,021	6.38%, 05/01/2022(g)	1,850	1,933
3.88%, 01/15/2035		990	970	Vale Overseas Ltd
3.90%, 04/01/2026		3,640	3,778	6.25%, 08/10/2026	1,465	1,628
Arch Capital Finance LLC				6.88%, 11/10/2039	815	908
4.01%, 12/15/2026		2,845	2,961			$14,947
5.03%, 12/15/2046		915	1,019	Leisure Products & Services - 0.08%
AssuredPartners Inc				NCL Corp Ltd
7.00%, 08/15/2025(g),(h)		535	539	4.63%, 11/15/2020(g)	1,325	1,360
Brighthouse Financial Inc				4.75%, 12/15/2021(g)	150	155
3.70%, 06/22/2027(g)		7,355	7,283	Silversea Cruise Finance Ltd
4.70%, 06/22/2047(g)		1,490	1,475	7.25%, 02/01/2025(g)	1,440	1,550
Catlin Insurance Co Ltd						$3,065
4.28%, 07/29/2049(e),(f),(g)		2,050	1,989	Lodging - 0.22%
3 Month LIBOR + 2.98%				Boyd Gaming Corp
Chubb Corp/The				6.88%, 05/15/2023	515	553
3.55%, 04/15/2037(f)		3,325	3,315	Jack Ohio Finance LLC / Jack Ohio Finance 1
3 Month LIBOR + 2.25%				Corp
CNO Financial Group Inc				6.75%, 11/15/2021(g)	1,435	1,496
4.50%, 05/30/2020		1,155	1,198	MGM Resorts International
Liberty Mutual Group Inc				6.00%, 03/15/2023	705	781
4.15%, 03/07/2067(f),(g)		2,760	2,705	6.63%, 12/15/2021	870	979
3 Month LIBOR + 2.91%				Wyndham Worldwide Corp
Manulife Financial Corp				2.50%, 03/01/2018	2,920	2,932
4.06%, 02/24/2032(f)		2,000	2,020	Wynn Las Vegas LLC / Wynn Las Vegas
USSW5 Index Spread + 1.65%				Capital Corp
Markel Corp				5.25%, 05/15/2027(g)	1,355	1,387
5.00%, 04/05/2046		3,655	3,958			$8,128
Nuveen Finance LLC				Machinery - Construction & Mining - 0.03%
2.95%, 11/01/2019(g)		6,675	6,792	BlueLine Rental Finance Corp / BlueLine
Prudential Financial Inc				Rental LLC
5.38%, 05/15/2045(f)		3,175	3,441	9.25%, 03/15/2024(g)	1,170	1,269
3 Month LIBOR + 3.03%
5.63%, 06/15/2043(f)		5,870	6,428	Machinery - Diversified - 0.05%
3 Month LIBOR + 3.92%				Cloud Crane LLC
Voya Financial Inc				10.13%, 08/01/2024(g)	1,425	1,603
5.65%, 05/15/2053(f)		5,235	5,615	CNH Industrial Capital LLC
3 Month LIBOR + 3.58%				3.88%, 07/16/2018	80	81
XLIT Ltd				4.88%, 04/01/2021	330	349
3.25%, 06/29/2047(f)	EUR	170	201
Euribor 3 Month + 2.90%						$2,033
				Media - 2.45%
4.45%, 03/31/2025		$9,950	10,360	21st Century Fox America Inc
5.50%, 03/31/2045		4,570	4,966	4.75%, 09/15/2044	680	722
			$74,532	5.40%, 10/01/2043	2,555	2,963
Internet - 0.39%				6.15%, 02/15/2041	2,140	2,710
Alibaba Group Holding Ltd				6.40%, 12/15/2035	2,605	3,305
3.13%, 11/28/2021		3,200	3,277	Altice Financing SA
Baidu Inc				6.50%, 01/15/2022(g)	880	917
2.88%, 07/06/2022		2,550	2,562	6.63%, 02/15/2023(g)	870	922
3.00%, 06/30/2020		2,025	2,057	Altice Finco SA
3.63%, 07/06/2027		2,000	1,999	8.13%, 01/15/2024(g)	520	564

See accompanying notes

Schedule of Investments Core Plus Bond Fund July 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Media (continued)				Media (continued)
Altice Luxembourg SA				Viacom Inc (continued)
7.75%, 05/15/2022(g)		$1,060	$1,126	5.87%, 02/28/2057(f)	$1,175	$1,204
Altice US Finance I Corp				3 Month LIBOR + 3.90%
5.50%, 05/15/2026(g)		400	424	Virgin Media Finance PLC
AMC Networks Inc				5.75%, 01/15/2025(g)	600	627
4.75%, 08/01/2025		870	878	6.00%, 10/15/2024(g)	405	428
5.00%, 04/01/2024		660	680	Virgin Media Secured Finance PLC
CCO Holdings LLC / CCO Holdings Capital				5.25%, 01/15/2026(g)	380	395
Corp				Walt Disney Co/The
5.13%, 05/01/2023(g)		4,820	5,061	2.30%, 02/12/2021	750	760
5.13%, 05/01/2027(g)		645	667	Ziggo Bond Finance BV
5.75%, 02/15/2026(g)		360	387	6.00%, 01/15/2027(g)	1,125	1,163
Charter Communications Operating LLC /				Ziggo Secured Finance BV
Charter Communications Operating Capital				5.50%, 01/15/2027(g)	1,845	1,910
5.38%, 05/01/2047(g)		1,025	1,063			$90,737
6.48%, 10/23/2045		1,435	1,692	Metal Fabrication & Hardware - 0.01%
Comcast Corp				Park-Ohio Industries Inc
2.75%, 03/01/2023		4,180	4,239	6.63%, 04/15/2027(g)	430	455
3.15%, 03/01/2026		6,060	6,134
3.38%, 02/15/2025		6,605	6,857	Mining - 0.83%
4.20%, 08/15/2034		230	243	Alcoa Nederland Holding BV
4.60%, 08/15/2045		325	355	6.75%, 09/30/2024(g)	485	535
Cox Communications Inc				Aleris International Inc
2.95%, 06/30/2023(g)		2,685	2,644	9.50%, 04/01/2021(g)	410	433
3.15%, 08/15/2024(g),(h)		2,000	2,002	Barrick Gold Corp
CSC Holdings LLC				4.10%, 05/01/2023	5,430	5,883
5.50%, 04/15/2027(g)		400	426	Barrick North America Finance LLC
6.63%, 10/15/2025(g)		445	491	4.40%, 05/30/2021	693	749
8.63%, 02/15/2019		185	203	5.75%, 05/01/2043	380	464
10.13%, 01/15/2023(g)		1,250	1,455	Constellium NV
DISH DBS Corp				6.63%, 03/01/2025(g)	1,055	1,055
4.25%, 04/01/2018		175	177	Corp Nacional del Cobre de Chile
5.13%, 05/01/2020		795	835	3.00%, 07/17/2022	200	202
5.88%, 11/15/2024		1,650	1,790	3.63%, 08/01/2027(g),(h)	1,000	992
6.75%, 06/01/2021		2,280	2,519	4.50%, 09/16/2025(g)	550	587
7.75%, 07/01/2026		600	718	First Quantum Minerals Ltd
7.88%, 09/01/2019		1,517	1,674	7.25%, 05/15/2022(g)	630	653
Myriad International Holdings BV				7.50%, 04/01/2025(g)	1,490	1,530
4.85%, 07/06/2027(g)		1,700	1,754	FMG Resources August 2006 Pty Ltd
5.50%, 07/21/2025(g)		775	839	5.13%, 05/15/2024(g)	485	503
NBCUniversal Enterprise Inc				9.75%, 03/01/2022(g)	1,560	1,772
1.99%, 04/15/2018(f),(g)		1,430	1,436	Freeport-McMoRan Inc
3 Month LIBOR + 0.69%				2.38%, 03/15/2018	115	115
NBCUniversal Media LLC				4.55%, 11/14/2024	1,005	982
4.45%, 01/15/2043		201	215	6.88%, 02/15/2023	385	418
Radiate Holdco LLC / Radiate Finance Inc				Glencore Funding LLC
6.63%, 02/15/2025(g)		1,790	1,792	4.00%, 03/27/2027(g)	1,520	1,532
SFR Group SA				IAMGOLD Corp
6.00%, 05/15/2022(g)		235	246	7.00%, 04/15/2025(g)	1,750	1,810
7.38%, 05/01/2026(g)		565	612	MMC Norilsk Nickel OJSC via MMC Finance
Sky PLC				DAC
2.88%, 11/24/2020	GBP	100	139	6.63%, 10/14/2022(g)	350	390
Time Warner Cable LLC				Newmont Mining Corp
5.25%, 07/15/2042		100	159	4.88%, 03/15/2042	1,195	1,297
5.88%, 11/15/2040		$1,780	1,979	6.25%, 10/01/2039	1,645	2,066
6.75%, 07/01/2018		920	960	Southern Copper Corp
8.75%, 02/14/2019		1,165	1,282	6.75%, 04/16/2040	1,085	1,281
Time Warner Inc				Taseko Mines Ltd
2.10%, 06/01/2019		1,080	1,083	8.75%, 06/15/2022(g)	1,310	1,302
3.60%, 07/15/2025		1,100	1,111	Teck Resources Ltd
3.88%, 01/15/2026		2,515	2,562	3.75%, 02/01/2023	660	666
4.05%, 12/15/2023		3,670	3,887	6.25%, 07/15/2041	1,555	1,689
Unitymedia GmbH				8.50%, 06/01/2024(g)	215	249
6.13%, 01/15/2025(g)		895	962	Vedanta Resources PLC
Unitymedia Hessen GmbH & Co KG /				6.38%, 07/30/2022(g)	900	934
Unitymedia NRW GmbH				VM Holding SA
5.50%, 01/15/2023(g)		1,148	1,190	5.38%, 05/04/2027(g)	725	752
UPCB Finance IV Ltd						$30,841
5.38%, 01/15/2025(g)		602	628
				Miscellaneous Manufacturers - 0.37%
Viacom Inc				Bombardier Inc
4.38%, 03/15/2043		1,365	1,205	6.13%, 01/15/2023(g)	415	423
4.85%, 12/15/2034		3,470	3,366	7.50%, 03/15/2025(g)	1,125	1,191

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Miscellaneous Manufacturers (continued)				Mortgage Backed Securities (continued)
Bombardier Inc (continued)				Freddie Mac Structured Agency Credit Risk
8.75%, 12/01/2021(g)		$1,650	$1,873	Debt Notes
General Electric Co				2.03%, 03/25/2029(f)	$9,600	$9,626
4.50%, 03/11/2044		270	299	1 Month LIBOR + 0.80%
5.30%, 02/11/2021		644	713	2.13%, 10/25/2027(f)	5,726	5,736
Ingersoll-Rand Global Holding Co Ltd				1 Month LIBOR + 0.90%
2.88%, 01/15/2019		40	41	2.43%, 11/25/2028(f)	5,845	5,865
Siemens Financieringsmaatschappij NV				1 Month LIBOR + 1.20%
1.45%, 05/25/2018(g)		1,133	1,133	2.68%, 09/25/2024(f)	1,336	1,339
2.70%, 03/16/2022(g)		3,150	3,204	1 Month LIBOR + 1.45%
2.75%, 09/10/2025	GBP	100	143	3.63%, 08/25/2024(f)	478	479
3.40%, 03/16/2027(g)		$2,775	2,857	1 Month LIBOR + 2.40%
4.20%, 03/16/2047(g)		1,595	1,698	3.63%, 01/25/2025(f)	237	238
			$13,575	1 Month LIBOR + 2.40%
Mortgage Backed Securities - 3.77%				4.08%, 04/25/2028(f)	5,867	6,111
Fannie Mae Connecticut Avenue Securities				1 Month LIBOR + 2.85%
2.68%, 01/25/2029(f)		6,640	6,728	Ginnie Mae
1 Month LIBOR + 1.45%				1.75%, 10/16/2037	406	404
Fannie Mae REMIC Trust 2005-W2				3.50%, 02/20/2040(f),(i)	4,070	537
1.43%, 05/25/2035(f)		320	317	3.50%, 10/20/2042(f),(i)	13,799	2,710
1 Month LIBOR + 0.20%				3.50%, 01/20/2043(f),(i)	5,644	1,221
Fannie Mae REMICS				3.82%, 09/16/2043(f),(i)	10,727	1,359
2.25%, 07/25/2040		149	147	1 Month LIBOR + 5.05%
3.00%, 04/25/2027(i)		3,971	380	4.00%, 03/16/2039(f),(i)	3,584	478
3.50%, 09/25/2027(f),(i)		6,752	758	4.00%, 09/20/2040(i)	3,394	577
3.50%, 11/25/2027(f),(i)		1,732	174	4.37%, 04/20/2045(f),(i)	7,041	1,255
3.50%, 05/25/2028(i)		2,577	245	1 Month LIBOR + 5.60%
3.50%, 03/25/2031(f),(i)		4,436	416	4.42%, 08/16/2045(f),(i)	12,615	1,815
4.00%, 04/25/2043(f),(i)		823	129	1 Month LIBOR + 5.65%
4.82%, 03/25/2047(f),(i)		6,776	1,484	4.50%, 05/16/2043(f),(i)	2,884	598
1 Month LIBOR + 6.05%				4.50%, 04/16/2044(i)	838	153
4.87%, 02/25/2043(f),(i)		5,792	1,163	4.82%, 11/20/2040(f),(i)	4,098	716
1 Month LIBOR + 6.10%				1 Month LIBOR + 6.05%
4.87%, 09/25/2046(f),(i)		10,516	1,819	4.82%, 08/20/2042(f),(i)	8,984	1,905
1 Month LIBOR + 6.10%				1 Month LIBOR + 6.05%
4.87%, 09/25/2046(f),(i)		13,038	2,308	4.82%, 04/20/2046(f),(i)	4,981	1,115
1 Month LIBOR + 6.10%				1 Month LIBOR + 6.05%
4.87%, 09/25/2046(f),(i)		6,922	1,335	4.82%, 05/20/2046(f),(i)	7,031	1,480
1 Month LIBOR + 6.10%				1 Month LIBOR + 6.05%
4.92%, 07/25/2043(f),(i)		8,659	2,030	4.87%, 10/16/2041(f),(i)	9,239	1,992
1 Month LIBOR + 6.15%				1 Month LIBOR + 6.10%
4.92%, 07/25/2047(f),(i)		4,399	1,041	4.87%, 11/20/2041(f),(i)	4,524	916
1 Month LIBOR + 6.15%				1 Month LIBOR + 6.10%
4.92%, 07/25/2047(f),(i)		12,845	3,080	4.87%, 02/20/2046(f),(i)	8,929	1,956
1 Month LIBOR + 6.15%				1 Month LIBOR + 6.10%
5.27%, 12/25/2021(f),(i)		438	31	4.87%, 06/20/2046(f),(i)	11,761	2,496
1 Month LIBOR + 6.50%				1 Month LIBOR + 6.10%
5.27%, 03/25/2022(f),(i)		393	25	4.87%, 06/20/2046(f),(i)	9,083	2,072
1 Month LIBOR + 6.50%				1 Month LIBOR + 6.10%
27.68%, 08/25/2035(f),(i)		11	4	4.87%, 08/20/2046(f),(i)	12,515	2,981
1 Month LIBOR + 40.00%				1 Month LIBOR + 6.10%
Freddie Mac REMICS				4.87%, 09/20/2046(f),(i)	9,566	2,375
1.68%, 06/15/2023(f)		7	7	1 Month LIBOR + 6.10%
1 Month LIBOR + 0.45%				4.92%, 08/20/2044(f),(i)	3,481	780
2.00%, 02/15/2036(f)		796	789	1 Month LIBOR + 6.15%
3.00%, 09/15/2025(f),(i)		3,099	112	4.92%, 03/20/2047(f),(i)	8,085	1,773
3.00%, 05/15/2027(f),(i)		6,358	395	1 Month LIBOR + 6.15%
3.00%, 10/15/2027(f),(i)		1,052	89	4.92%, 04/20/2047(f),(i)	8,436	2,064
3.00%, 02/15/2029(f),(i)		7,193	622	1 Month LIBOR + 6.15%
3.50%, 02/15/2028(i)		4,534	410	4.97%, 08/20/2042(f),(i)	4,317	805
3.50%, 01/15/2040(f),(i)		4,615	715	1 Month LIBOR + 6.20%
3.50%, 03/15/2041(i)		6,304	834	4.97%, 04/20/2044(f),(i)	9,920	2,109
4.00%, 04/15/2025(f),(i)		4,094	216	1 Month LIBOR + 6.20%
4.93%, 07/15/2047(f),(i)		15,000	3,340	4.97%, 09/20/2044(f),(i)	11,844	2,363
1 Month LIBOR + 6.15%				1 Month LIBOR + 6.20%
5.42%, 05/15/2026(f),(i)		3,388	406	4.97%, 11/20/2045(f),(i)	7,276	1,474
1 Month LIBOR + 6.65%				1 Month LIBOR + 6.20%
5.52%, 09/15/2034(f),(i)		595	48	4.98%, 07/20/2047(c),(f),(i)	7,500	1,811
1 Month LIBOR + 6.75%				1 Month LIBOR + 6.20%
				4.98%, 07/20/2047(c),(f),(i)	9,000	2,306
				1 Month LIBOR + 6.20%
				5.02%, 06/20/2044(f),(i)	19,568	3,293
				1 Month LIBOR + 6.25%

See accompanying notes

Schedule of Investments Core Plus Bond Fund July 31, 2017 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Mortgage Backed Securities (continued)				Oil & Gas (continued)
Ginnie Mae (continued)				Continental Resources Inc/OK
5.02%, 08/16/2045(f),(i)		$6,673	$1,407	3.80%, 06/01/2024	$5,903	$5,460
1 Month LIBOR + 6.25%				4.50%, 04/15/2023	3,020	2,944
5.37%, 03/20/2042(f),(i)		4,923	1,234	Devon Energy Corp
1 Month LIBOR + 6.60%				5.00%, 06/15/2045	10	10
5.42%, 12/20/2040(f),(i)		6,490	1,385	5.60%, 07/15/2041	1,590	1,729
1 Month LIBOR + 6.65%				Ecopetrol SA
5.42%, 04/16/2042(f),(i)		4,458	971	7.38%, 09/18/2043	770	845
1 Month LIBOR + 6.65%				Encana Corp
5.52%, 11/20/2045(f),(i)		3,893	909	5.15%, 11/15/2041	2,360	2,375
1 Month LIBOR + 6.75%				6.50%, 02/01/2038	630	738
5.74%, 04/20/2041(f),(i)		2,071	442	6.63%, 08/15/2037	705	834
1 Month LIBOR + 7.10%				EP Energy LLC / Everest Acquisition Finance
JP Morgan Mortgage Trust 2014-1				Inc
3.50%, 01/25/2044(g)		2,337	2,371	6.38%, 06/15/2023	880	557
JP Morgan Mortgage Trust 2016-2				8.00%, 11/29/2024(g)	790	798
2.85%, 06/25/2046(f),(g)		8,059	8,123	8.00%, 02/15/2025(g)	280	218
JP Morgan Mortgage Trust 2016-3				9.38%, 05/01/2020	985	838
3.50%, 10/25/2046(g)		6,847	7,026	Extraction Oil & Gas Inc
Merrill Lynch Mortgage Investors Trust Series				7.38%, 05/15/2024(g),(h)	935	964
2005	-A8			Exxon Mobil Corp
1.58%, 08/25/2036(f)		128	122	2.22%, 03/01/2021	185	187
1 Month LIBOR + 0.35%				4.11%, 03/01/2046	305	325
Sequoia Mortgage Trust 2016-3				Gulfport Energy Corp
3.50%, 11/25/2046(f),(g)		3,997	4,089	6.38%, 05/15/2025(g)	890	889
Wells Fargo Mortgage Backed Securities				Halcon Resources Corp
2005-AR16 Trust				6.75%, 02/15/2025(g)	945	964
3.22%, 03/25/2035(f)		230	227	12.00%, 02/15/2022(g)	58	70
			$139,186	Marathon Oil Corp
Office & Business Equipment - 0.10%				6.60%, 10/01/2037	3,455	3,890
Xerox Corp				Marathon Petroleum Corp
4.07%, 03/17/2022(g)		2,825	2,905	4.75%, 09/15/2044	222	216
6.75%, 12/15/2039		635	665	MEG Energy Corp
				6.50%, 01/15/2025(g)	960	929
			$3,570
Oil & Gas - 3.45%				Nabors Industries Inc
Anadarko Petroleum Corp				5.50%, 01/15/2023	5,175	4,928
3.45%, 07/15/2024		2,985	2,961	Noble Energy Inc
5.55%, 03/15/2026		3,610	4,051	5.05%, 11/15/2044	1,435	1,485
6.60%, 03/15/2046		2,675	3,297	Oasis Petroleum Inc
Apache Corp				6.50%, 11/01/2021	455	449
4.75%, 04/15/2043		1,170	1,190	6.88%, 03/15/2022	290	287
Ascent Resources Utica Holdings LLC / ARU				6.88%, 01/15/2023	1,870	1,837
Finance Corp				Pertamina Persero PT
10.00%, 04/01/2022(g)		1,080	1,107	5.63%, 05/20/2043(g)	550	583
BP Capital Markets PLC				6.45%, 05/30/2044	200	233
1.72%, 05/10/2019(f)		6,585	6,615	Petrobras Global Finance BV
3 Month LIBOR + 0.54%				6.13%, 01/17/2022	1,760	1,850
3.02%, 01/16/2027		2,340	2,298	7.38%, 01/17/2027	6,345	6,868
3.72%, 11/28/2028		2,330	2,421	Petroleos de Venezuela SA
Canadian Natural Resources Ltd				6.00%, 05/16/2024	3,215	1,065
3.90%, 02/01/2025		2,005	2,047	Petroleos del Peru SA
				4.75%, 06/19/2032(g)	2,200	2,251
4.95%, 06/01/2047		1,120	1,168
Carrizo Oil & Gas Inc				Petroleos Mexicanos
7.50%, 09/15/2020		902	915	5.50%, 01/21/2021	160	172
				6.50%, 03/13/2027(g)	4,065	4,476
8.25%, 07/15/2025		350	369
Chesapeake Energy Corp				6.50%, 03/13/2027	150	165
8.00%, 12/15/2022(g)		825	874	6.50%, 03/13/2027(g)	2,520	2,775
8.00%, 01/15/2025(g)		460	461	6.88%, 08/04/2026	1,905	2,154
8.00%, 06/15/2027(g)		530	530	Petronas Capital Ltd
Chesapeake Oil Op/Fin Escrow Shares				5.25%, 08/12/2019	292	310
0.00%, 11/15/2019(a),(c),(d)		1,385	—	Phillips 66
Chevron Corp				4.65%, 11/15/2034	2,180	2,310
1.99%, 03/03/2020		515	517	Pioneer Natural Resources Co
CNOOC Curtis Funding No 1 Pty Ltd				3.45%, 01/15/2021	3,955	4,081
4.50%, 10/03/2023		200	215	4.45%, 01/15/2026	530	569
				Precision Drilling Corp
CNOOC Finance 2013 Ltd				7.75%, 12/15/2023(g)	150	150
3.00%, 05/09/2023		1,850	1,841
Concho Resources Inc				QEP Resources Inc
4.38%, 01/15/2025		4,920	5,074	5.25%, 05/01/2023	1,545	1,502
				6.80%, 04/01/2018	200	205
				Repsol Oil & Gas Canada Inc
				7.75%, 06/01/2019	6,800	7,420

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)			Packaging & Containers (continued)
Shell International Finance BV			Ardagh Packaging Finance PLC / Ardagh
1.63%, 01/20/2027	$100	$124	Holdings USA Inc
4.00%, 05/10/2046	1,815	1,833	4.63%, 05/15/2023(g)		$200	$205
Sinopec Group Overseas Development 2015			6.00%, 02/15/2025(g)		1,125	1,198
Ltd			7.25%, 05/15/2024(g)		200	221
2.50%, 04/28/2020	200	201	BWAY Holding Co
Sunoco LP / Sunoco Finance Corp			7.25%, 04/15/2025(g)		960	1,001
5.50%, 08/01/2020	765	784	Coveris Holdings SA
6.38%, 04/01/2023	1,075	1,131	7.88%, 11/01/2019(g)		1,880	1,861
Tengizchevroil Finance Co International Ltd			Crown Americas LLC / Crown Americas
4.00%, 08/15/2026(g)	1,175	1,152	Capital Corp V
Ultra Resources Inc			4.25%, 09/30/2026(g)		443	446
6.88%, 04/15/2022(g)	820	845	Crown Cork & Seal Co Inc
Unit Corp			7.38%, 12/15/2026		1,615	1,894
6.63%, 05/15/2021	960	953	Flex Acquisition Co Inc
Whiting Petroleum Corp			6.88%, 01/15/2025(g)		1,205	1,265
5.00%, 03/15/2019	115	113	Packaging Corp of America
5.75%, 03/15/2021	800	759	4.50%, 11/01/2023		5,775	6,228
6.25%, 04/01/2023	915	862	Reynolds Group Issuer Inc / Reynolds Group
WildHorse Resource Development Corp			Issuer LLC / Reynolds Group Issuer
6.88%, 02/01/2025(g)	960	941	(Luxembourg) S.A.
Woodside Finance Ltd			4.80%, 07/15/2021(f),(g)		985	1,006
3.70%, 09/15/2026(g)	1,860	1,852	3 Month LIBOR + 3.50%
WPX Energy Inc			5.13%, 07/15/2023(g)		480	505
7.50%, 08/01/2020	1,250	1,338	5.75%, 10/15/2020		1,910	1,953
YPF SA			7.00%, 07/15/2024(g)		130	141
6.95%, 07/21/2027(g)	915	925	WestRock RKT Co
8.50%, 07/28/2025	1,750	1,943	3.50%, 03/01/2020		4,330	4,453
		$127,612				$23,145
Oil & Gas Services - 0.19%			Pharmaceuticals - 1.08%
Archrock Partners LP / Archrock Partners			AbbVie Inc
Finance Corp			1.38%, 05/17/2024	EUR	730	885
6.00%, 10/01/2022	985	960	4.45%, 05/14/2046		$3,020	3,146
Halliburton Co			4.70%, 05/14/2045		925	999
4.75%, 08/01/2043	2,335	2,441	Allergan Funding SCS
PHI Inc			1.25%, 06/01/2024	EUR	140	166
5.25%, 03/15/2019	755	729	3.45%, 03/15/2022		$7,885	8,204
Schlumberger Investment SA			4.55%, 03/15/2035		1,035	1,109
3.30%, 09/14/2021(g)	1,155	1,197	4.85%, 06/15/2044		2,395	2,640
Weatherford International Ltd			Mead Johnson Nutrition Co
4.50%, 04/15/2022	390	359	4.60%, 06/01/2044		1,740	1,926
8.25%, 06/15/2023	535	543	Novartis Capital Corp
9.88%, 02/15/2024(g)	685	735	4.00%, 11/20/2045		80	85
		$6,964	Pfizer Inc
Other Asset Backed Securities - 0.63%			2.20%, 12/15/2021		1,315	1,329
Chase Funding Trust Series 2003-5			3.00%, 12/15/2026		890	901
1.83%, 07/25/2033(f)	612	591	Shire Acquisitions Investments Ireland DAC
1 Month LIBOR + 0.60%			2.40%, 09/23/2021		6,745	6,724
Chase Funding Trust Series 2004-1			2.88%, 09/23/2023		4,745	4,736
1.69%, 12/25/2033(f)	23	21	3.20%, 09/23/2026		1,200	1,185
1 Month LIBOR + 0.46%			Teva Pharmaceutical Finance Netherlands III
CNH Equipment Trust 2016-A			BV
1.75%, 07/15/2019(f)	4,810	4,815	1.70%, 07/19/2019		2,630	2,616
1 Month LIBOR + 0.52%			Valeant Pharmaceuticals International Inc
Dell Equipment Finance Trust 2015-2			5.38%, 03/15/2020(g)		2,110	2,036
1.72%, 09/22/2020(f),(g)	10,706	10,712	5.63%, 12/01/2021(g)		630	570
JP Morgan Mortgage Acquisition Trust 2007-			Wyeth LLC
CH3			6.00%, 02/15/2036		565	740
1.38%, 03/25/2037(f)	29	29				$39,997
1 Month LIBOR + 0.15%			Pipelines - 2.27%
Kubota Credit Owner Trust 2015-1			Andeavor Logistics LP / Tesoro Logistics
1.54%, 03/15/2019(f),(g)	6,322	6,322	Finance Corp
Popular ABS Mortgage Pass-Through Trust			5.25%, 01/15/2025		505	540
2005-1			6.13%, 10/15/2021		1,360	1,409
1.50%, 05/25/2035(f)	709	702	6.25%, 10/15/2022		230	244
1 Month LIBOR + 0.27%			6.38%, 05/01/2024		180	197
		$23,192	Antero Midstream Partners LP / Antero
Packaging & Containers - 0.63%			Midstream Finance Corp
ARD Finance SA			5.38%, 09/15/2024(g)		410	424
7.13%, PIK 7.88%, 09/15/2023(j)	715	768	Boardwalk Pipelines LP
			4.45%, 07/15/2027		2,355	2,426
			4.95%, 12/15/2024		2,385	2,544

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2017 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Pipelines (continued)					Private Equity - 0.06%
Boardwalk Pipelines LP	(continued)				Icahn Enterprises LP / Icahn Enterprises
5.95%, 06/01/2026			$1,880	$2,125	Finance Corp
Buckeye Partners LP					4.88%, 03/15/2019		$1,025	$1,039
3.95%, 12/01/2026			1,100	1,098	6.00%, 08/01/2020		1,025	1,053
Cheniere Corpus Christi Holdings LLC								$2,092
5.13%, 06/30/2027(g)			2,285	2,379	Real Estate - 0.10%
Columbia Pipeline Group Inc					American Campus Communities Operating
3.30%, 06/01/2020			5,620	5,773	Partnership LP
Enable Midstream Partners LP					3.35%, 10/01/2020		1,900	1,954
4.40%, 03/15/2027			1,940	1,966	Crescent Communities LLC/Crescent
Enbridge Inc					Ventures Inc
4.25%, 12/01/2026			1,410	1,489	8.88%, 10/15/2021(g)		1,300	1,365
6.00%, 01/15/2077(f)			2,295	2,433	Prologis LP
3 Month LIBOR + 3.89%					1.38%, 10/07/2020	EUR	250	306
Energy Transfer Equity LP								$3,625
5.88%, 01/15/2024			905	975	Regional Authority - 0.12%
Energy Transfer LP					Provincia de Buenos Aires/Argentina
4.05%, 03/15/2025			1,685	1,702	7.88%, 06/15/2027(g)		$2,610	2,664
4.75%, 01/15/2026			1,655	1,736	Provincia de Cordoba
4.90%, 03/15/2035			1,420	1,398	7.13%, 08/01/2027(g)		1,725	1,684
5.30%, 04/15/2047			1,310	1,298				$4,348
EnLink Midstream Partners LP					REITS - 1.04%
4.15%, 06/01/2025			1,480	1,484	American Tower Corp
4.40%, 04/01/2024			4,479	4,599	3.30%, 02/15/2021		1,275	1,313
4.85%, 07/15/2026			690	726	CC Holdings GS V LLC / Crown Castle GS
5.05%, 04/01/2045			1,210	1,154	III Corp
Enterprise Products Operating LLC					3.85%, 04/15/2023		3,570	3,765
3.70%, 02/15/2026			80	82	DuPont Fabros Technology LP
4.90%, 05/15/2046			2,730	2,954	5.88%, 09/15/2021		1,415	1,466
Kinder Morgan Energy Partners LP					Equinix Inc
4.70%, 11/01/2042			2,625	2,476	4.88%, 04/01/2020		230	236
Kinder Morgan Inc/DE					5.38%, 01/01/2022		935	979
2.25%, 03/16/2027		EUR	275	333	5.38%, 04/01/2023		730	759
3.05%, 12/01/2019			$1,575	1,604	5.88%, 01/15/2026		1,080	1,183
5.05%, 02/15/2046			850	860	Essex Portfolio LP
5.63%, 11/15/2023(g)			2,905	3,220	3.38%, 04/15/2026		2,765	2,735
MPLX LP					HCP Inc
4.50%, 07/15/2023			3,995	4,261	4.00%, 06/01/2025		1,135	1,177
5.20%, 03/01/2047			1,190	1,230	4.25%, 11/15/2023		3,820	4,056
NuStar Logistics LP					Healthcare Trust of America Holdings LP
5.63%, 04/28/2027			1,235	1,309	2.95%, 07/01/2022		1,265	1,272
ONEOK Partners LP					3.50%, 08/01/2026		2,195	2,157
4.90%, 03/15/2025			2,515	2,706	3.75%, 07/01/2027		1,675	1,673
Phillips 66 Partners LP					Hospitality Properties Trust
4.90%, 10/01/2046			1,265	1,267	4.50%, 06/15/2023		4,025	4,256
Sabine Pass Liquefaction LLC					Iron Mountain Inc
4.20%, 03/15/2028			785	797	4.38%, 06/01/2021(g)		770	799
5.63%, 03/01/2025			1,070	1,190	Iron Mountain US Holdings Inc
5.75%, 05/15/2024			4,180	4,699	5.38%, 06/01/2026(g)		825	877
Summit Midstream Holdings LLC / Summit					iStar Inc
Midstream Finance Corp					4.88%, 07/01/2018		390	392
5.75%, 04/15/2025			965	977	5.00%, 07/01/2019		125	127
TransCanada PipeLines Ltd					6.00%, 04/01/2022		1,095	1,133
4.63%, 03/01/2034			965	1,052	6.50%, 07/01/2021		670	701
5.00%, 10/16/2043			70	80	Kimco Realty Corp
7.13%, 01/15/2019			730	784	3.40%, 11/01/2022		2,160	2,223
Transcanada Trust					MGM Growth Properties Operating
5.30%, 03/15/2077			720	745	Partnership LP / MGP Finance Co-Issuer Inc
3 Month LIBOR + 3.21%					5.63%, 05/01/2024		1,165	1,267
Transportadora de Gas Internacional SA ESP					MPT Operating Partnership LP / MPT Finance
5.70%, 03/20/2022			815	838	Corp
Western Gas Partners LP					6.38%, 03/01/2024		360	392
4.65%, 07/01/2026			1,620	1,695	RHP Hotel Properties LP / RHP Finance
5.45%, 04/01/2044			3,475	3,638	Corp
Williams Partners LP					5.00%, 04/15/2021		90	92
3.60%, 03/15/2022			3,185	3,281	Trust F/1401
5.10%, 09/15/2045			1,780	1,843	6.95%, 01/30/2044(g)		1,475	1,576
				$84,040	VEREIT Operating Partnership LP
					4.13%, 06/01/2021		240	251
					Welltower Inc
					4.25%, 04/01/2026		1,190	1,262

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
REITS (continued)				Semiconductors (continued)
Welltower Inc (continued)				Xilinx Inc
4.50%, 12/01/2034		$125	$188	2.95%, 06/01/2024	$1,840	$1,858
			$38,307			$23,651
Retail - 0.91%				Shipbuilding - 0.03%
Alimentation Couche-Tard Inc				Huntington Ingalls Industries Inc
2.70%, 07/26/2022(g)		1,205	1,208	5.00%, 11/15/2025(g)	1,215	1,306
Claire's Stores Inc
9.00%, 03/15/2019(g)		840	426	Software - 0.89%
CVS Health Corp				Activision Blizzard Inc
2.75%, 12/01/2022		170	172	6.13%, 09/15/2023(g)	2,035	2,194
2.80%, 07/20/2020		50	51	First Data Corp
4.13%, 05/15/2021		130	138	5.00%, 01/15/2024(g)	2,855	2,969
4.75%, 12/01/2022		6,515	7,147	7.00%, 12/01/2023(g)	885	955
CVS Pass-Through Trust				j2 Cloud Services LLC / j2 Global Co-Obligor
7.51%, 01/10/2032(g)		2,634	3,272	Inc
Dollar Tree Inc				6.00%, 07/15/2025(g)	105	109
5.25%, 03/01/2020		325	334	Microsoft Corp
5.75%, 03/01/2023		951	1,007	1.55%, 08/08/2021	1,503	1,479
Home Depot Inc/The				2.00%, 11/03/2020	2,515	2,533
3.90%, 06/15/2047		2,805	2,838	2.00%, 08/08/2023	3,110	3,044
5.88%, 12/16/2036		1,265	1,642	2.40%, 08/08/2026	2,635	2,542
JC Penney Corp Inc				3.30%, 02/06/2027	4,660	4,819
5.65%, 06/01/2020		675	682	3.70%, 08/08/2046	4,325	4,272
5.88%, 07/01/2023(g)		355	359	4.45%, 11/03/2045	1,060	1,173
KFC Holding Co/Pizza Hut Holdings				MSCI Inc
LLC/Taco Bell of America LLC				5.25%, 11/15/2024(g)	785	838
4.75%, 06/01/2027(g)		605	624	5.75%, 08/15/2025(g)	355	384
5.00%, 06/01/2024(g)		1,090	1,136	Oracle Corp
5.25%, 06/01/2026(g)		795	843	1.90%, 09/15/2021	985	980
L Brands Inc				2.50%, 10/15/2022	773	782
5.63%, 02/15/2022		205	215	4.00%, 07/15/2046	575	584
6.88%, 11/01/2035		745	715	4.38%, 05/15/2055	1,895	1,997
Landry's Inc				Quintiles IMS Inc
6.75%, 10/15/2024(g)		1,180	1,210	5.00%, 10/15/2026(g)	1,320	1,383
Lowe's Cos Inc						$33,037
3.10%, 05/03/2027		1,535	1,541	Sovereign - 2.44%
4.05%, 05/03/2047		2,420	2,471	Argentine Republic Government International
Macy's Retail Holdings Inc				Bond
6.90%, 04/01/2029		145	157	5.63%, 01/26/2022	3,835	3,931
McDonald's Corp				6.25%, 04/22/2019	2,950	3,111
2.10%, 12/07/2018		1,105	1,112	6.88%, 01/26/2027	1,714	1,762
2.75%, 12/09/2020		2,685	2,756	Brazilian Government International Bond
4.45%, 03/01/2047		1,135	1,199	6.00%, 04/07/2026	2,706	2,970
Tops Holding LLC / Tops Markets II Corp				Chile Government International Bond
8.00%, 06/15/2022(g)		710	575	3.86%, 06/21/2047	550	555
			$33,830	Colombia Government International Bond
Savings & Loans - 0.15%				3.88%, 04/25/2027	425	430
Nationwide Building Society				4.00%, 02/26/2024	210	218
1.25%, 03/03/2025	EUR	500	604	Croatia Government International Bond
4.00%, 09/14/2026(g)		$4,845	4,850	6.00%, 01/26/2024	2,225	2,537
6.88%, 12/31/2049(e),(f)	GBP	100	138	6.38%, 03/24/2021	725	807
GBP Swap 5YR + 4.88%				6.75%, 11/05/2019	200	218
			$5,592	Dominican Republic International Bond
Semiconductors - 0.64%				5.95%, 01/25/2027(g)	1,800	1,924
KLA-Tencor Corp				5.95%, 01/25/2027	2,200	2,351
4.13%, 11/01/2021		$2,600	2,758	Egypt Government International Bond
Micron Technology Inc				5.75%, 04/29/2020	300	311
5.88%, 02/15/2022		225	234	6.13%, 01/31/2022(g)	1,300	1,341
7.50%, 09/15/2023		685	764	Export-Import Bank of China/The
NXP BV / NXP Funding LLC				2.50%, 07/31/2019	200	202
3.88%, 09/01/2022(g)		3,800	3,952	Export-Import Bank of India
QUALCOMM Inc				3.38%, 08/05/2026(g)	925	905
2.04%, 01/30/2023(f)		2,735	2,749	Honduras Government International Bond
3 Month LIBOR + 0.73%				6.25%, 01/19/2027(g)	425	447
2.90%, 05/20/2024		2,250	2,269	6.25%, 01/19/2027	1,150	1,210
3.25%, 05/20/2027		930	937	Hungary Government International Bond
4.30%, 05/20/2047		3,925	4,037	5.38%, 02/21/2023	2,310	2,590
4.80%, 05/20/2045		2,565	2,829	5.38%, 03/25/2024	200	227
Sensata Technologies UK Financing Co PLC				6.38%, 03/29/2021	144	162
6.25%, 02/15/2026(g)		1,160	1,264	Indonesia Government International Bond
				3.70%, 01/08/2022(g)	625	646
				4.35%, 01/08/2027	200	210

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Sovereign (continued)			Student Loan Asset Backed Securities - 0.80%
Indonesia Government International			Navient Private Education Loan Trust 2015-
Bond (continued)			C
5.25%, 01/08/2047	$200	$221	2.73%, 01/16/2035(f),(g)		$2,988	$3,013
5.38%, 10/17/2023(g)	5,600	6,246	1 Month LIBOR + 1.50%
Israel Government International Bond			Navient Student Loan Trust 2015-1
4.50%, 01/30/2043	375	399	1.53%, 09/26/2022(f)		554	554
Ivory Coast Government International Bond			1 Month LIBOR + 0.30%
5.75%, 12/31/2032(f)	154	151	Navient Student Loan Trust 2017-3
6.13%, 06/15/2033(g)	950	930	1.53%, 07/26/2066(f),(g)		5,464	5,464
Kazakhstan Government International Bond			1 Month LIBOR + 0.30%
5.13%, 07/21/2025	200	220	1.83%, 07/26/2066(f),(g)		6,750	6,768
Kuwait International Government Bond			1 Month LIBOR + 0.60%
2.75%, 03/20/2022(g)	1,300	1,309	Navient Student Loan Trust 2017-4
3.50%, 03/20/2027(g)	1,375	1,404	1.73%, 09/27/2066(f),(g)		3,500	3,500
Mexico Government International Bond			1 Month LIBOR + 0.50%
3.60%, 01/30/2025	200	204	SLM Private Education Loan Trust 2013-B
4.00%, 10/02/2023	1,794	1,889	1.88%, 07/15/2022(f),(g)		352	352
4.60%, 01/23/2046	200	198	1 Month LIBOR + 0.65%
4.75%, 03/08/2044	2,570	2,601	SLM Private Education Loan Trust 2014-A
Panama Government International Bond			1.83%, 07/15/2022(f),(g)		131	131
3.75%, 03/16/2025	200	208	1 Month LIBOR + 0.60%
3.88%, 03/17/2028	3,550	3,692	SMB Private Education Loan Trust 2016-B
4.00%, 09/22/2024	925	980	1.88%, 11/15/2023(f),(g)		2,730	2,734
Peruvian Government International Bond			1 Month LIBOR + 0.65%
5.63%, 11/18/2050	686	845	Sofi Professional Loan Program 2016-A LLC
Philippine Government International Bond			2.98%, 08/25/2036(f),(g)		3,304	3,412
3.95%, 01/20/2040	1,550	1,614	1 Month LIBOR + 1.75%
4.00%, 01/15/2021	120	128	Sofi Professional Loan Program 2016-B LLC
Qatar Government International Bond			1.68%, 03/25/2031(g)		1,796	1,797
2.38%, 06/02/2021	1,800	1,776	Sofi Professional Loan Program 2017-B LLC
3.25%, 06/02/2026	1,900	1,882	1.83%, 05/25/2040(f),(g)		662	662
Republic of Poland Government International			SoFi Professional Loan Program 2017-D
Bond			LLC
3.25%, 04/06/2026	1,715	1,746	1.72%, 09/25/2040(c),(d),(f),(g)		1,100	1,100
Republic of South Africa Government						$29,487
International Bond			Supranational Bank - 0.01%
4.30%, 10/12/2028	1,700	1,612	Banque Ouest Africaine de Developpement
5.88%, 09/16/2025	230	249	5.00%, 07/27/2027(g)		500	500
Romanian Government International Bond
4.88%, 01/22/2024(g)	1,470	1,617	Telecommunications - 3.28%
6.75%, 02/07/2022	180	209	Anixter Inc
Russian Foreign Bond - Eurobond			5.13%, 10/01/2021		220	234
4.75%, 05/27/2026(g)	800	838	AT&T Inc
4.75%, 05/27/2026	3,000	3,142	2.20%, 02/14/2023(f),(h)		1,225	1,229
4.88%, 09/16/2023	1,800	1,944	3 Month LIBOR + 0.89%
7.50%, 03/31/2030(f)	1,360	1,633	2.45%, 06/30/2020		1,460	1,471
Saudi Government International Bond			2.75%, 05/19/2023	EUR	250	327
4.50%, 10/26/2046	1,150	1,172	3.40%, 05/15/2025		$4,015	3,955
Serbia International Bond			3.60%, 02/17/2023		1,190	1,231
4.88%, 02/25/2020	200	210	3.80%, 03/15/2022		2,552	2,668
7.25%, 09/28/2021	1,000	1,160	3.90%, 08/14/2027(h)		3,840	3,836
Sri Lanka Government International Bond			4.50%, 05/15/2035		5,530	5,386
6.20%, 05/11/2027(g)	1,250	1,288	4.75%, 05/15/2046		3,390	3,255
6.83%, 07/18/2026(g)	700	754	4.90%, 08/14/2037(h)		4,785	4,760
Turkey Government International Bond			5.15%, 03/15/2042		145	147
5.75%, 03/22/2024	4,975	5,311	5.20%, 11/18/2033	GBP	100	159
6.00%, 03/25/2027	2,875	3,096	5.25%, 03/01/2037		$2,480	2,596
6.63%, 02/17/2045	200	222	5.45%, 03/01/2047		3,825	4,042
7.50%, 11/07/2019	106	116	6.38%, 03/01/2041		725	843
Ukraine Government International Bond			Bharti Airtel International Netherlands BV
7.75%, 09/01/2019	325	338	5.13%, 03/11/2023(g)		1,950	2,055
7.75%, 09/01/2021	925	955	CenturyLink Inc
7.75%, 09/01/2026	2,575	2,533	5.63%, 04/01/2025		435	429
Uruguay Government International Bond			7.50%, 04/01/2024		415	451
4.38%, 10/27/2027	250	267	Cisco Systems Inc
5.10%, 06/18/2050	2,000	2,065	1.85%, 09/20/2021		1,195	1,187
Venezuela Government International Bond			2.20%, 02/28/2021		1,535	1,548
9.25%, 05/07/2028	4,215	1,612	Deutsche Telekom International Finance BV
		$90,051	1.95%, 09/19/2021(g)		1,655	1,621
			Digicel Group Ltd
			8.25%, 09/30/2020(g)		2,200	2,109

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Telecommunications (continued)				Transportation (continued)
Empresa Nacional de Telecomunicaciones				FedEx Corp (continued)
SA				5.10%, 01/15/2044	$1,050	$1,196
4.75%, 08/01/2026(g)		$1,550	$1,600	Navios Maritime Acquisition Corp / Navios
Frontier Communications Corp				Acquisition Finance US Inc
7.13%, 01/15/2023		5	4	8.13%, 11/15/2021(g)	3,265	2,816
11.00%, 09/15/2025		1,990	1,823	Navios Maritime Holdings Inc / Navios
Goodman Networks Inc				Maritime Finance II US Inc
8.00%, 05/11/2022		270	226	7.38%, 01/15/2022(g)	1,235	963
GTT Communications Inc				8.13%, 02/15/2019	385	351
7.88%, 12/31/2024(g)		530	570	Navios South American Logistics Inc / Navios
Intelsat Jackson Holdings SA				Logistics Finance US Inc
5.50%, 08/01/2023		1,625	1,402	7.25%, 05/01/2022(g)	2,610	2,541
8.00%, 02/15/2024(g)		1,420	1,543	Union Pacific Corp
Level 3 Communications Inc				3.75%, 03/15/2024	3,150	3,344
5.75%, 12/01/2022		855	887	3.80%, 10/01/2051	153	150
Level 3 Financing Inc				4.38%, 11/15/2065	35	38
4.94%, 01/15/2018(f)		295	296			$17,587
6 Month LIBOR + 3.50%				Trucking & Leasing - 0.03%
5.38%, 01/15/2024		1,685	1,774	Park Aerospace Holdings Ltd
6.13%, 01/15/2021		270	277	5.25%, 08/15/2022(g)	305	310
Ooredoo International Finance Ltd				5.50%, 02/15/2024(g)	645	657
3.88%, 01/31/2028		600	603			$967
Orange SA				TOTAL BONDS		$2,546,122
5.75%, 12/31/2049(e),(f)	GBP	125	183
GBP Swap 5YR + 3.35%				SENIOR FLOATING RATE INTERESTS -	Principal
				2.53%	Amount (000's)	Value (000's)
SES SA
4.62%, 12/31/2049(e),(f)	EUR	550	700	Automobile Manufacturers - 0.02%
EUR Swap Annual 5YR + 4.66%				Navistar Inc, Term Loan B
				5.23%, 08/07/2020(f),(k)	$830	$838
4.63%, 03/09/2020		250	330	US LIBOR + 4.00%
Sprint Capital Corp
6.88%, 11/15/2028		$565	616	Automobile Parts & Equipment - 0.04%
6.90%, 05/01/2019		640	681	American Axle & Manufacturing Inc, Term
Sprint Communications Inc				Loan B
6.00%, 11/15/2022		1,720	1,815	3.49%, 03/08/2024(f),(k)	1,302	1,299
7.00%, 08/15/2020		1,445	1,579	US LIBOR + 2.25%
Sprint Corp
7.13%, 06/15/2024		1,995	2,187	Beverages - 0.01%
7.88%, 09/15/2023		860	976	Arterra Wines Canada Inc, Term Loan B1
Telefonica Emisiones SAU				4.06%, 12/15/2023(f),(k)	338	340
5.21%, 03/08/2047		7,620	8,447	US LIBOR + 2.75%
5.38%, 02/02/2026	GBP	115	185
T-Mobile USA Inc				Building Materials - 0.02%
4.00%, 04/15/2022		$810	843	GYP Holdings III Corp, Term Loan
5.13%, 04/15/2025		1,280	1,357	4.31%, 04/01/2023(f),(k)	615	617
5.38%, 04/15/2027		390	421	US LIBOR + 3.00%
6.00%, 03/01/2023		540	571
6.13%, 01/15/2022		185	194	Chemicals - 0.21%
6.50%, 01/15/2024		190	204	A Schulman Inc, Term Loan B
6.50%, 01/15/2026		1,140	1,268	4.48%, 05/11/2022(f),(k)	565	568
Verizon Communications Inc				US LIBOR + 3.25%
2.95%, 03/15/2022		11,924	12,046
2.99%, 09/14/2018(f)		7,303	7,437	Aruba Investments Inc, Term Loan B
3 Month LIBOR + 1.75%				4.80%, 02/02/2022(f),(k)	252	252
				US LIBOR + 3.50%
4.07%, 06/18/2024	GBP	100	148	Emerald Performance Materials LLC, Term
4.52%, 09/15/2048		$865	804	Loan
4.75%, 02/17/2034	GBP	150	231	8.98%, 07/22/2022(f),(k)	2,570	2,568
5.01%, 08/21/2054		$5,913	5,754	US LIBOR + 6.75%
5.25%, 03/16/2037		5,500	5,826	INEOS US Finance LLC, Term Loan B
VimpelCom Holdings BV				4.01%, 03/31/2022(f),(k)	1,788	1,797
3.95%, 06/16/2021(g)		4,600	4,617	US LIBOR + 2.75%
4.95%, 06/16/2024(g)		2,285	2,299
				4.01%, 02/10/2024(f),(k)	935	940
Wind Acquisition Finance SA				US LIBOR + 2.75%
4.75%, 07/15/2020(g)		1,245	1,259
7.38%, 04/23/2021(g)		1,775	1,848	Methanol Holdings Trinidad Ltd, Term Loan
				B
			$121,370	4.73%, 06/16/2022(f),(k)	1,623	1,627
Transportation - 0.48%				US LIBOR + 3.50%
CSX Corp						$7,752
5.50%, 04/15/2041		1,170	1,402	Commercial Services - 0.17%
Eletson Holdings Inc
9.63%, 01/15/2022(g)		1,595	1,308	Garda World Security Corp, Term Loan B
				7.25%, 05/12/2024(f),(k)	1,141	1,154
FedEx Corp				US LIBOR + 4.00%
4.55%, 04/01/2046		1,505	1,596
4.75%, 11/15/2045		1,730	1,882

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Commercial Services (continued)			Healthcare - Products (continued)
MacDonald Dettwiler & Associates Ltd, Term			Kinetic Concepts Inc, Term Loan B
Loan B			4.55%, 01/26/2024(f),(k)	$1,450	$1,454
0.00%, 07/05/2024(f),(k),(l)	$3,795	$3,794	US LIBOR + 3.25%
US LIBOR + 2.75%					$2,301
Prime Security Services Borrower LLC, Term			Healthcare - Services - 0.15%
Loan B			Acadia Healthcare Co Inc, Term Loan B2
3.98%, 05/02/2022(f),(k)	1,422	1,429	3.98%, 02/16/2023(f),(k)	686	693
US LIBOR + 2.75%			US LIBOR + 2.75%
		$6,377	DaVita Inc, Term Loan B
Computers - 0.06%			3.98%, 06/18/2021(f),(k)	774	781
CompuCom Systems Inc, Term Loan B			US LIBOR + 2.75%
4.49%, 05/09/2020(f),(k)	590	463	Lantheus Medical Imaging Inc, Term Loan B
US LIBOR + 3.25%			5.73%, 06/30/2022(f),(k)	1,427	1,436
Dell International LLC, Term Loan B			US LIBOR + 4.50%
3.74%, 09/07/2023(f),(k)	1,696	1,706	MPH Acquisition Holdings LLC, Term Loan
US LIBOR + 2.50%			B
		$2,169	4.30%, 06/07/2023(f),(k)	1,841	1,854
Consumer Products - 0.06%			US LIBOR + 3.00%
Prestige Brands Inc, Term Loan B4			Radnet Management Inc, Term Loan B
3.98%, 01/20/2024(f),(k)	2,211	2,221	8.29%, 03/25/2021(f),(k)	701	705
US LIBOR + 2.75%			US LIBOR + 7.00%
					$5,469
Diversified Financial Services - 0.10%			Insurance - 0.11%
Delos Finance Sarl, Term Loan			Asurion LLC, Term Loan
3.55%, 10/06/2023(f),(k)	2,060	2,064	8.73%, 02/19/2021(f),(k)	505	506
US LIBOR + 2.25%			US LIBOR + 7.50%
Russell Investments US Institutional Holdco			Asurion LLC, Term Loan B2
Inc, Term Loan B			0.00%, 07/14/2025(f),(k),(l)	355	364
6.97%, 05/10/2023(f),(k)	1,553	1,572	US LIBOR + 6.00%
US LIBOR + 5.75%			Asurion LLC, Term Loan B5
		$3,636	4.23%, 11/03/2023(f),(k)	797	803
Electric - 0.02%			US LIBOR + 3.00%
Dynegy Inc, Term Loan C1			Lonestar Intermediate Super Holdings LLC,
4.48%, 06/27/2023(f),(k)	678	681	PIK Term Loan
US LIBOR + 3.25%			10.23%, PIK 10.75%, 08/10/2021(f),(j),(k)	2,280	2,334
			US LIBOR + 9.00%
Entertainment - 0.13%					$4,007
CCM Merger Inc, Term Loan B			Leisure Products & Services - 0.04%
3.98%, 08/04/2021(f),(k)	1,334	1,337	Intrawest Resorts Holdings Inc, Term Loan
US LIBOR + 2.75%			B1
Eldorado Resorts Inc, Term Loan B			0.00%, 06/28/2024(f),(k),(l)	872	876
3.56%, 04/17/2024(f),(k)	409	408	US LIBOR + 3.25%
US LIBOR + 2.25%			Intrawest Resorts Holdings Inc, Term Loan
Lions Gate Entertainment Corp, Term Loan			B2
B			0.00%, 06/28/2024(f),(k),(l)	460	462
4.23%, 10/13/2023(f),(k)	1,481	1,494	US LIBOR + 3.25%
US LIBOR + 3.00%					$1,338
WMG Acquisition Corp, Term Loan			Lodging - 0.03%
3.73%, 11/01/2023(f),(k)	1,568	1,573	Hilton Worldwide Finance LLC, Term Loan
US LIBOR + 2.50%			B2
		$4,812	3.23%, 10/25/2023(f),(k)	1,175	1,180
Food - 0.13%			US LIBOR + 2.00%
B&G Foods Inc, Term Loan B
3.48%, 11/02/2022(f),(k)	1,378	1,385	Media - 0.15%
US LIBOR + 2.25%			Altice Financing SA, Term Loan B
JBS USA LUX SA, Term Loan B			4.05%, 06/20/2025(f),(k)	688	689
3.77%, 10/30/2022(f),(k)	1,681	1,666	US LIBOR + 2.75%
US LIBOR + 2.50%			Radiate Holdco LLC, Term Loan
Post Holdings Inc, Term Loan B			4.23%, 12/09/2023(f),(k)	1,426	1,406
3.49%, 05/17/2024(f),(k)	1,745	1,752	US LIBOR + 3.00%
US LIBOR + 2.25%			Unitymedia Finance LLC, Term Loan B
		$4,803	0.00%, 09/08/2025(f),(k),(l)	720	718
Forest Products & Paper - 0.07%			US LIBOR + 2.25%
Caraustar Industries Inc, Term Loan			Univision Communications Inc, Term Loan
6.80%, 03/09/2022(f),(k)	2,613	2,628	C5
US LIBOR + 5.50%			3.98%, 03/15/2024(f),(k)	1,521	1,515
			US LIBOR + 2.75%
Healthcare - Products - 0.06%			WideOpenWest Finance LLC, Term Loan B
DJO Finance LLC, Term Loan B			4.48%, 08/18/2023(f),(k)	1,341	1,341
4.48%, 06/08/2020(f),(k)	851	847	US LIBOR + 3.25%
US LIBOR + 3.25%					$5,669

See accompanying notes

Schedule of Investments Core Plus Bond Fund July 31, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Oil & Gas - 0.14%			Retail (continued)
California Resources Corp, Term Loan			Michaels Stores Inc, Term Loan B1
11.60%, 12/31/2021(f),(k)	$1,350	$1,452	3.98%, 01/27/2023(f),(k)	$1,238	$1,238
US LIBOR + 10.38%			US LIBOR + 2.75%
Chesapeake Energy Corp, Term Loan 1.5					$6,534
8.69%, 08/17/2021(f),(k)	2,100	2,253	Semiconductors - 0.02%
US LIBOR + 7.50%			Micron Technology Inc, Term Loan B
Seadrill Operating LP, Term Loan B			3.66%, 04/26/2022(f),(k)	678	684
4.30%, 02/12/2021(f),(k)	2,337	1,597	US LIBOR + 2.50%
US LIBOR + 3.00%
		$5,302	Software - 0.05%
Oil & Gas Services - 0.03%			Evergreen Skills Lux Sarl, Term Loan
Navios Maritime Midstream Partners LP,			4.01%, 04/08/2021(f),(k)	893	895
Term Loan B			US LIBOR + 4.75%
5.78%, 06/15/2020(f),(k)	932	931	First Data Corp, Term Loan
US LIBOR + 4.50%			3.48%, 07/08/2022(f),(k)	1,127	1,130
			US LIBOR + 2.25%
Packaging & Containers - 0.12%					$2,025
Berry Plastics Corp, Term Loan I			Telecommunications - 0.17%
3.73%, 10/01/2022(f),(k)	461	463	CenturyLink Inc, Term Loan B
US LIBOR + 2.50%			2.75%, 01/15/2025(f),(k)	1,295	1,277
Coveris Holdings SA, Term Loan			US LIBOR + 2.75%
3.78%, 06/24/2022(f),(k)	932	933	GTT Communications Inc, Term Loan
US LIBOR + 4.25%			4.50%, 01/09/2024(f),(k)	1,461	1,466
Flex Acquisition Co Inc, Term Loan			US LIBOR + 3.25%
4.55%, 12/16/2023(f),(k)	613	617	Level 3 Financing Inc, Term Loan B
US LIBOR + 3.25%			3.43%, 02/17/2024(f),(k)	1,875	1,882
Kloeckner Pentaplast of America Inc, Term			US LIBOR + 2.25%
Loan B			Sprint Communications Inc, Term Loan B
5.55%, 06/29/2022(f),(k)	1,720	1,726	3.75%, 01/31/2024(f),(k)	1,237	1,241
US LIBOR + 4.25%			US LIBOR + 2.50%
Reynolds Group Holdings Inc, Term Loan B			Telenet Financing USD LLC, Term Loan AI
4.23%, 02/05/2023(f),(k)	623	626	3.98%, 06/02/2025(f),(k)	680	683
US LIBOR + 3.00%			US LIBOR + 2.75%
		$4,365			$6,549
Pharmaceuticals - 0.03%			Trucking & Leasing - 0.05%
Patheon Holdings I BV, Term Loan			Avolon TLB Borrower 1 US LLC, Term Loan
4.50%, 04/11/2024(f),(k)	1,232	1,235	B2
US LIBOR + 3.25%			3.85%, 01/20/2022(f),(k)	1,795	1,794
			US LIBOR + 2.75%
REITS - 0.16%
Americold Realty Operating Partnership LP,			TOTAL SENIOR FLOATING RATE INTERESTS		$93,509
Term Loan B
4.98%, 12/01/2022(f),(k)	165	167	U.S. GOVERNMENT & GOVERNMENT	Principal
			AGENCY OBLIGATIONS - 29.36%	Amount (000's)	Value (000's)
US LIBOR + 3.75%			Federal Home Loan Mortgage Corporation (FHLMC) - 3.72%
GEO Group Inc/The, Term Loan B			2.45%, 06/01/2043(f)	$640	$662
3.42%, 03/15/2024(f),(k)	1,885	1,886
			12 Month LIBOR + 1.72%
US LIBOR + 2.25%			2.76%, 07/01/2043(f)	4,750	4,846
iStar Inc, Term Loan B			12 Month LIBOR + 1.58%
4.98%, 07/01/2020(f),(k)	3,282	3,319	2.88%, 07/01/2034(f)	12	12
US LIBOR + 3.75%			U.S. Treasury 1-Year Note + 2.25%
MGM Growth Properties Operating			2.96%, 12/01/2035(f)	30	32
Partnership LP, Term Loan B			12 Month LIBOR + 1.52%
3.48%, 04/25/2023(f),(k)	579	581
			3.00%, 01/01/2043	3,270	3,295
US LIBOR + 2.25%			3.00%, 02/01/2043	1,398	1,408
		$5,953	3.00%, 03/01/2043	626	632
Retail - 0.18%			3.00%, 01/01/2047	26,099	26,262
Academy Ltd, Term Loan B			3.12%, 01/01/2034(f)	45	46
5.24%, 06/16/2022(f),(k)	1,763	1,378	U.S. Treasury 1-Year Note + 2.37%
US LIBOR + 4.00%			3.46%, 05/01/2037(f)	207	217
Comfort Holding LLC, Term Loan			12 Month LIBOR + 1.80%
11.13%, 01/31/2025(f),(k)	440	361	3.50%, 06/01/2044	1,335	1,382
US LIBOR + 10.00%			3.50%, 04/01/2046	27,617	28,518
Dollar Tree Inc, Term Loan B2			3.50%, 11/01/2046	5,738	5,942
4.19%, 07/06/2022(f),(k)	2,030	2,055	4.00%, 01/01/2045	8,357	8,856
JC Penney Corp Inc, Term Loan B			4.00%, 01/01/2046	13,872	14,619
5.45%, 06/09/2023(f),(k)	648	644	4.50%, 04/01/2031	1,086	1,166
US LIBOR + 4.25%			4.50%, 04/01/2041	6,900	7,426
KFC Holding Co, Term Loan B			4.50%, 12/01/2043	6,788	7,330
3.23%, 06/16/2023(f),(k)	854	858	4.50%, 09/01/2044	8,464	9,113
US LIBOR + 2.00%			4.50%, 03/01/2046	1,531	1,672
			5.00%, 03/01/2018	34	35
			5.00%, 05/01/2018	28	28

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal National Mortgage Association (FNMA) (continued)
5.00%, 10/01/2018	$20	$21	3.13%, 12/01/2032(f)	$94	$98
5.00%, 01/01/2019	48	49	12 Month LIBOR + 1.58%
5.00%, 06/01/2031	914	1,001	3.16%, 07/01/2033(f)	711	746
5.00%, 09/01/2039	2,265	2,502	12 Month LIBOR + 1.56%
5.00%, 03/01/2041	2,743	3,027	3.17%, 12/01/2036(f)	287	303
5.50%, 03/01/2018	14	14	12 Month LIBOR + 1.66%
5.50%, 08/01/2023	554	593	3.26%, 03/01/2035(f)	3,002	3,203
5.50%, 05/01/2033	74	83	U.S. Treasury 1-Year Note + 2.62%
5.50%, 10/01/2033	66	73	3.31%, 04/01/2041(f)	514	534
5.50%, 12/01/2033	745	840	12 Month LIBOR + 1.77%
5.50%, 11/01/2036	670	750	3.32%, 02/01/2036(f)	17	18
5.50%, 04/01/2038	269	303	12 Month LIBOR + 1.61%
5.50%, 08/01/2038	534	609	3.32%, 04/01/2036(f)	205	214
5.50%, 03/01/2040	805	903	12 Month LIBOR + 1.59%
6.00%, 03/01/2022	11	13	3.50%, 04/01/2030	8,945	9,373
6.00%, 07/01/2023	245	276	3.50%, 10/01/2033	3,680	3,850
6.00%, 06/01/2028	3	4	3.50%, 08/01/2034	2,621	2,735
6.00%, 01/01/2029	1	1	3.50%, 01/01/2041	305	316
6.00%, 12/01/2031	38	43	3.50%, 05/01/2043	463	480
6.00%, 12/01/2032	36	41	3.50%, 07/01/2043	2,291	2,372
6.00%, 02/01/2033	136	153	3.50%, 09/01/2044	7,428	7,688
6.00%, 12/01/2033	40	46	3.50%, 11/01/2044	5,021	5,201
6.00%, 10/01/2036(f)	280	320	3.50%, 03/01/2045	10,172	10,531
6.00%, 01/01/2038(f)	44	50	3.50%, 04/01/2045	4,770	4,930
6.00%, 01/01/2038	371	427	3.50%, 08/01/2045(m)	31,000	31,915
6.00%, 07/01/2038	1,212	1,377	3.50%, 08/01/2045	6,677	6,908
6.50%, 03/01/2029	7	8	3.50%, 11/01/2045	14,784	15,324
6.50%, 05/01/2029	10	11	3.50%, 01/01/2046	6,573	6,828
6.50%, 04/01/2031	4	5	3.50%, 04/01/2046	16,222	16,713
6.50%, 09/01/2031	2	3	3.50%, 06/01/2046	9,276	9,557
6.50%, 02/01/2032	1	1	3.50%, 07/01/2046	14,173	14,602
6.50%, 02/01/2032	3	3	3.50%, 10/01/2046	6,026	6,230
6.50%, 05/01/2032	12	14	3.50%, 12/01/2046	9,656	9,983
6.50%, 04/01/2035	88	102	3.50%, 12/01/2046	6,356	6,574
6.50%, 10/01/2035	69	78	3.63%, 04/01/2033(f)	167	176
7.00%, 12/01/2029	8	9	6 Month LIBOR + 2.26%
7.00%, 06/01/2030	13	14	4.00%, 08/01/2020	711	737
7.00%, 12/01/2030	10	12	4.00%, 01/01/2029	2,569	2,705
7.00%, 09/01/2031	2	2	4.00%, 02/01/2031	407	432
7.50%, 09/01/2030	2	2	4.00%, 03/01/2034	1,018	1,093
7.50%, 01/01/2031	9	11	4.00%, 04/01/2034	5,322	5,708
7.50%, 03/01/2031	2	2	4.00%, 05/01/2044	4,811	5,096
7.50%, 02/01/2032	4	5	4.00%, 06/01/2044	8,159	8,614
8.00%, 09/01/2030	50	52	4.00%, 03/01/2045	4,472	4,712
		$137,352	4.00%, 05/01/2045	20,311	21,484
Federal National Mortgage Association (FNMA) - 13.46%			4.00%, 09/01/2045(m)	12,500	13,160
2.50%, 04/01/2028	3,200	3,246	4.00%, 10/01/2045	3,398	3,578
2.50%, 06/01/2028	225	229	4.00%, 10/01/2045	6,712	7,097
2.50%, 09/01/2029	1,026	1,038	4.00%, 12/01/2045	7,235	7,665
2.50%, 03/01/2030	11,871	12,011	4.00%, 12/01/2045	9,648	10,178
2.74%, 10/01/2034(f)	129	133	4.00%, 05/01/2047(f)	19,579	20,616
6 Month LIBOR + 1.39%			4.00%, 06/01/2047	1,983	2,088
2.85%, 01/01/2033(f)	50	52	4.50%, 04/01/2024	1,429	1,507
U.S. Treasury 1-Year Note + 2.14%			4.50%, 03/01/2044	9,030	9,828
2.99%, 08/01/2035(f)	136	142	4.50%, 06/01/2044	1,299	1,414
12 Month LIBOR + 1.74%			4.50%, 12/01/2044	11,320	12,170
3.00%, 08/01/2025(m)	17,000	17,487	4.50%, 02/01/2046	3,930	4,296
3.00%, 07/01/2028	5,738	5,909	5.00%, 03/01/2018	10	10
3.00%, 10/01/2029	1,342	1,382	5.00%, 09/01/2033	4,903	5,362
3.00%, 10/01/2030	5,325	5,483	5.00%, 02/01/2035	2,542	2,814
3.00%, 08/01/2034	5,901	6,033	5.00%, 05/01/2039	1,810	1,993
3.00%, 10/01/2034	3,133	3,203	5.00%, 05/01/2040	6,227	6,885
3.00%, 12/01/2040	220	221	5.00%, 06/01/2040	133	145
3.00%, 11/01/2042	609	614	5.00%, 05/01/2041	3,011	3,296
3.00%, 03/01/2043	5,224	5,260	5.00%, 06/01/2041	3,214	3,545
3.00%, 04/01/2043	690	694	5.00%, 10/01/2041	3,735	4,083
3.00%, 04/01/2043	27,838	28,034	5.00%, 01/01/2042	3,468	3,825
3.00%, 05/01/2043	6,373	6,416	5.00%, 02/01/2044	3,020	3,371
3.00%, 05/01/2043	1,072	1,080	5.00%, 07/01/2044	3,411	3,767
3.00%, 08/01/2043	4,415	4,445	5.50%, 10/01/2017	1	1
3.00%, 08/01/2045(m)	14,500	14,523	5.50%, 06/01/2020	101	103
			5.50%, 09/01/2020	555	581
			5.50%, 02/01/2023	40	44

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
5.50%, 06/01/2023	$114	$126	6.50%, 05/20/2029	$7	$8
5.50%, 07/01/2023	3	4	6.50%, 10/15/2032	22	25
5.50%, 07/01/2033	149	167	6.50%, 12/15/2032	84	92
5.50%, 09/01/2033	187	209	7.00%, 06/15/2031	13	16
5.50%, 08/01/2036	1,672	1,870	7.00%, 07/15/2031	2	2
5.50%, 02/01/2037	66	74	7.00%, 06/15/2032	111	125
5.50%, 04/01/2038	2,990	3,345	8.00%, 01/20/2031	5	6
5.50%, 12/01/2038	1,402	1,576			$132,869
5.50%, 05/01/2040	554	615	U.S. Treasury - 8.59%
6.00%, 02/01/2023	16	18	1.25%, 01/31/2019	300	300
6.00%, 11/01/2035	1,379	1,575	1.25%, 01/31/2020	2,000	1,991
6.00%, 02/01/2038(f)	586	660	1.25%, 10/31/2021	16,900	16,553
6.00%, 05/01/2038	89	100	1.25%, 07/31/2023	19,080	18,275
6.00%, 08/01/2038	229	258	1.38%, 03/31/2020	13,650	13,624
6.00%, 08/01/2038	421	477	1.38%, 04/30/2020	7,450	7,432
6.00%, 03/01/2040	3,951	4,495	1.50%, 01/31/2022	2,025	2,000
6.50%, 05/01/2022	8	9	1.50%, 08/15/2026	10,425	9,775
6.50%, 12/01/2031	5	5	1.63%, 10/31/2023	13,800	13,485
6.50%, 02/01/2032	2	3	1.75%, 09/30/2019(n)	24,190	24,382
6.50%, 02/01/2032	2	2	1.75%, 10/31/2020	1,000	1,006
6.50%, 04/01/2032	7	8	1.75%, 04/30/2022	41,830	41,698
6.50%, 06/01/2032	2	3	2.00%, 05/31/2021	4,540	4,595
6.50%, 08/01/2032	10	11	2.00%, 10/31/2021	175	177
6.50%, 07/01/2037	540	613	2.13%, 08/31/2020	6,075	6,183
6.50%, 07/01/2037	366	416	2.13%, 12/31/2021	95	96
6.50%, 12/01/2037	380	436	2.13%, 11/30/2023	8,400	8,450
6.50%, 02/01/2038	472	555	2.13%, 05/15/2025	325	324
6.50%, 03/01/2038	178	198	2.25%, 11/15/2025	200	200
6.50%, 09/01/2038	616	693	2.25%, 08/15/2046	1,750	1,523
7.00%, 02/01/2032	17	17	2.38%, 08/15/2024	325	331
7.00%, 03/01/2032	31	34	2.50%, 02/15/2045	450	416
7.50%, 08/01/2032	7	8	2.88%, 08/15/2045	7,490	7,455
		$497,620	3.00%, 11/15/2044	23,400	23,900
Government National Mortgage Association (GNMA) - 3.59%			3.00%, 05/15/2045	2,545	2,596
2.13%, 07/20/2043(f)	563	575	3.00%, 11/15/2045	29,000	29,569
U.S. Treasury 1-Year Note + 1.50%			3.00%, 02/15/2047	4,260	4,342
3.00%, 06/20/2043	4,060	4,134	3.13%, 02/15/2042	25	26
3.00%, 01/20/2045	2,087	2,120	3.38%, 05/15/2044	495	541
3.00%, 08/01/2045	10,000	10,145	3.75%, 11/15/2043(o)	4,035	4,697
3.00%, 01/20/2046	7,737	7,856	3.88%, 08/15/2040	44,545	52,615
3.50%, 03/15/2042	1,553	1,627	4.38%, 05/15/2040	12,140	15,377
3.50%, 04/15/2042	357	372	4.50%, 02/15/2036	175	224
3.50%, 04/15/2042	1,668	1,743	4.75%, 02/15/2037	2,300	3,045
3.50%, 10/15/2042	1,949	2,036	4.75%, 02/15/2041	70	93
3.50%, 06/15/2043	8,964	9,409	6.25%, 05/15/2030	100	142
3.50%, 08/01/2045	34,500	35,848			$317,438
4.00%, 02/15/2042	1,235	1,308	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
4.00%, 08/01/2045	17,500	18,424	OBLIGATIONS		$1,085,279
4.50%, 06/20/2025	3,529	3,741	Total Investments		$3,846,081
4.50%, 09/15/2039	414	453	Other Assets and Liabilities - (4.05)%		$(149,742)
4.50%, 03/15/2040	3,763	4,054	TOTAL NET ASSETS - 100.00%		$3,696,339
4.50%, 08/15/2040	6,161	6,622
4.50%, 09/01/2040(m)	10,000	10,685
4.50%, 01/20/2044	3,806	4,048	(a) Non-Income Producing Security
5.00%, 11/15/2033	2,323	2,558	(b)	Restricted Security. Please see Restricted Security Sub-Schedule for more
5.00%, 06/15/2034	46	50	information.
5.00%, 10/20/2039	200	218	(c)	Fair value of these investments is determined in good faith by the Manager
5.00%, 07/20/2040	380	409	under procedures established and periodically reviewed by the Board of
5.00%, 02/15/2042	1,619	1,781	Directors. Certain inputs used in the valuation may be unobservable;
5.50%, 10/15/2033	796	914	however, each security is evaluated individually for purposes of ASC 820
5.50%, 05/20/2035	87	97	which results in not all securities being identified as Level 3 of the fair
5.50%, 02/15/2038	960	1,077	value hierarchy. At the end of the period, the fair value of these securities
6.00%, 07/20/2028	38	43	totaled $16,834 or 0.46% of net assets.
6.00%, 11/20/2028	33	37	(d)	The value of these investments was determined using significant
6.00%, 01/20/2029	37	43	unobservable inputs.
6.00%, 07/20/2029	8	9	(e)	Perpetual security. Perpetual securities pay an indefinite stream of
6.00%, 08/15/2031	20	22	interest, but they may be called by the issuer at an earlier date.
6.00%, 01/15/2032	4	4	(f)	Variable Rate. Rate shown is in effect at July 31, 2017.
6.00%, 02/15/2032	34	38
6.00%, 02/15/2033	33	37
6.00%, 12/15/2033	43	50
6.50%, 03/20/2028	7	8

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2017 (unaudited)

(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $625,078 or 16.91% of net assets.
(h)	Security purchased on a when-issued basis.
(i)	Security is an Interest Only Strip
(j)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(k)	Rate information disclosed is based on an average weighted rate as of 07/31/2017.
(l)	This Senior Floating Rate Note will settle after July 31, 2017, at which time the interest rate will be determined.
(m)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(n)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $4,702 or 0.13% of net assets.
(o)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,433 or 0.07% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Mortgage Securities		29.94%
Financial		15.66%
Government		11.16%
Asset Backed Securities		8.18%
Consumer, Non-cyclical		7.69%
Communications		6.51%
Energy		6.20%
Consumer, Cyclical		4.33%
Utilities		3.53%
Technology		3.00%
Investment Companies		2.69%
Industrial		2.68%
Basic Materials		2.48%
Other Assets and Liabilities		(4.05)%
TOTAL NET ASSETS		100.00%

Restricted Securities

Security Name	Trade Date		Cost	Value	Percent of Net Assets
Chaparral Energy Inc - A Shares	04/06/2017		$5	$10	0.00%
Chaparral Energy Inc - A Shares	04/06/2017		1,643	1,251	0.03%
Chaparral Energy Inc - B Shares	04/06/2017		370	263	0.01%
Goodman Networks Inc	06/01/2017		—	—	0.00%
Goodman Networks Inc	06/01/2017		—	23	0.00%
Pinnacle Operating Corp	03/09/2017		450	465	0.01%

Total				$2,012	0.05%
Amounts in thousands

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
CBOE VIX; August 2017	Short	3	$36	$34	$2
CBOE VIX; September 2017	Short	1	13	13	—
US 10 Year Note; September 2017	Short	60	7,552	7,553	(1)
US 10 Year Ultra Note; September 2017	Short	540	73,487	72,925	562
US 5 Year Note; September 2017	Long	229	27,051	27,056	5
US Long Bond; September 2017	Long	195	29,683	29,829	146
US Ultra Bond; September 2017	Long	114	18,584	18,753	169
Total					$883

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2017 (unaudited)

Foreign Currency Contracts

							Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver			In Exchange For	Fair Value			Asset	Liability
Brown Brothers Harriman & Co	08/08/2017	EUR		18,251,336		$19,977	$21,613		$—	$(1,636)
Brown Brothers Harriman & Co	08/08/2017	GBP		4,618,875		5,965	6,095		—	(130)
Total									$—	$(1,766)

Amounts in thousands except contracts

Exchange Cleared Credit Default Swaps

Buy Protection
	Implied
	Credit Spread			(Pay)/			Upfront		Unrealized
	as of July 31, Receive Fixed				Expiration	Notional	Premiums		Appreciation/
Reference Entity	2017		(a)	Rate	Date	Amount	Paid/(Received)		(Depreciation)	Fair Value
CDX. NA.HY.27		N/A		(5.00)%	12/20/2021	$18,008	$(643	) $	(825)	$(1,468)
CDX. NA.HY.27		N/A		(5.00)%	12/20/2021	2,970	(74)		(168)	(242)
CDX. NA.HY.27		N/A		(5.00)%	12/20/2021	16,939	(1,119)		(262)	(1,381)
CDX. NA.HY.27		N/A		(5.00)%	12/20/2021	6,138	(394)		(106)	(500)
CDX. NA.HY.28		N/A		(5.00)%	06/20/2022	63,000	(4,330)		(477)	(4,807)
Total							$(6,560	) $	(1,838)	$(8,398)

Amounts in thousands

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes

     Schedule of Investments Diversified International Fund July 31, 2017 (unaudited)

COMMON STOCKS - 97.19%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 0.47%			Commercial Services (continued)
Thales SA	479,106	$53,041	TAL Education Group ADR	458,845	$71,933
					$354,732
Agriculture - 0.94%			Computers - 2.04%
British American Tobacco PLC	1,215,506	75,612	Atos SE	420,458	63,924
KT&G Corp	306,249	31,194	Capgemini SE	310,220	33,774
		$106,806	Fujitsu Ltd	12,008,000	89,420
Airlines - 0.89%			Logitech International SA	1,246,376	45,237
Qantas Airways Ltd	8,444,080	35,888			$232,355
Ryanair Holdings PLC ADR(a)	575,757	65,251	Consumer Products - 0.65%
		$101,139	Reckitt Benckiser Group PLC	760,827	73,973
Apparel - 2.40%
Adidas AG	434,343	99,201	Cosmetics & Personal Care - 1.28%
LVMH Moet Hennessy Louis Vuitton SE	567,075	142,443	Unilever NV	1,858,422	108,304
Moncler SpA	1,209,540	32,481	Unilever PLC	667,809	38,087
		$274,125			$146,391
Automobile Manufacturers - 2.65%			Distribution & Wholesale - 1.85%
Honda Motor Co Ltd	2,396,100	67,071	Ferguson PLC	961,493	57,409
Maruti Suzuki India Ltd	717,627	86,678	Mitsubishi Corp	4,334,900	94,120
Suzuki Motor Corp	1,006,000	47,686	Sumitomo Corp	4,378,900	59,189
Volvo AB - B Shares	5,920,299	100,559			$210,718
		$301,994	Diversified Financial Services - 2.64%
Automobile Parts & Equipment - 0.34%			Amundi SA (c)	468,062	36,201
Aisin Seiki Co Ltd	752,200	39,106	Hana Financial Group Inc	1,338,798	61,086
			Indiabulls Housing Finance Ltd	2,860,989	52,358
Banks - 12.34%			ORIX Corp	5,075,290	80,537
Allied Irish Banks PLC	3,087,523	18,131	Shinhan Financial Group Co Ltd	1,043,569	49,598
Banco do Brasil SA	8,098,000	74,557	Zenkoku Hosho Co Ltd	486,400	20,916
Bancolombia SA ADR	474,193	20,741			$300,696
Bank Negara Indonesia Persero Tbk PT	44,582,900	24,909	Electric - 1.84%
Bank of Montreal	1,087,800	82,504	Enel SpA	10,503,518	59,915
Bank of Nova Scotia/The	1,494,100	93,079	Iberdrola SA	7,812,561	61,586
CaixaBank SA	14,592,344	76,006	Korea Electric Power Corp	1,284,494	51,210
Credicorp Ltd	227,998	42,212	Power Grid Corp of India Ltd	10,615,488	36,941
Danske Bank A/S	2,326,150	94,204			$209,652
DNB ASA	2,627,404	51,614	Electrical Components & Equipment - 1.33%
Erste Group Bank AG (a)	1,518,663	62,910	Brother Industries Ltd	1,061,200	27,076
Grupo Financiero Banorte SAB de CV	4,550,100	30,157	Furukawa Electric Co Ltd	706,900	31,902
HDFC Bank Ltd ADR	400,833	38,793	OSRAM Licht AG	417,782	34,815
HDFC Bank Ltd (b)	801,119	22,950	Philips Lighting NV (c)	555,331	21,105
ING Groep NV	7,172,974	134,018	Prysmian SpA	1,140,355	36,475
Lloyds Banking Group PLC	101,107,030	87,411			$151,373
Macquarie Group Ltd	1,028,874	70,636	Electronics - 0.85%
Mediobanca SpA	5,409,725	56,443	Hitachi High-Technologies Corp	886,100	32,616
Mitsubishi UFJ Financial Group Inc	19,584,576	124,247	Hoya Corp	1,140,904	64,332
Sberbank of Russia PJSC ADR	6,008,782	69,958			$96,948
Swedbank AB	2,349,619	61,272	Energy - Alternate Sources - 0.92%
Yes Bank Ltd	2,473,553	69,765	Vestas Wind Systems A/S	1,071,535	104,723
		$1,406,517
Beverages - 0.88%			Engineering & Construction - 1.92%
Diageo PLC	2,025,298	65,411	ACS Actividades de Construccion y Servicios	1,558,274	59,676
Treasury Wine Estates Ltd	3,619,772	35,241	SA
		$100,652	Aena SA (c)	255,237	49,885
Biotechnology - 1.10%			Promotora y Operadora de Infraestructura	1,756,087	19,266
CSL Ltd	646,097	65,096	SAB de CV
Genmab A/S (a)	264,811	60,181	Vinci SA	1,007,701	90,236
		$125,277			$219,063
Building Materials - 1.70%			Food - 2.33%
Asahi Glass Co Ltd	1,376,200	57,923	Nestle SA	2,080,236	175,592
CRH PLC	2,557,290	89,763	Nichirei Corp	1,478,700	41,560
Kingspan Group PLC	1,384,781	46,244	X5 Retail Group NV (a)	1,245,880	48,196
		$193,930			$265,348
Chemicals - 1.74%			Food Service - 0.37%
Covestro AG (c)	559,535	43,391	Compass Group PLC	1,979,811	42,244
Lonza Group AG (a)	496,591	118,027
Mitsubishi Gas Chemical Co Inc	1,609,100	37,125	Forest Products & Paper - 0.88%
		$198,543	Mondi PLC	2,351,896	61,948
Commercial Services - 3.11%			UPM-Kymmene OYJ	1,419,533	38,644
Adecco Group AG (a)	524,964	40,051			$100,592
Ashtead Group PLC	3,557,576	76,432	Healthcare - Products - 0.30%
Intertek Group PLC	1,019,145	57,811	Japan Lifeline Co Ltd	514,000	23,630
New Oriental Education & Technology Group	759,395	60,494	Straumann Holding AG	19,056	10,761
Inc ADR(a)					$34,391
Qualicorp SA	4,568,700	48,011

See accompanying notes

     Schedule of Investments Diversified International Fund July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Services - 1.09%			Pharmaceuticals (continued)
Fresenius SE & Co KGaA	1,045,036	$88,206	Roche Holding AG	602,694	$152,584
ICON PLC (a)	340,403	35,725	Shire PLC	1,277,944	71,440
		$123,931			$411,628
Holding Companies - Diversified - 0.88%			Pipelines - 1.53%
Melco International Development Ltd	8,645,000	20,428	Pembina Pipeline Corp	961,700	32,775
Wharf Holdings Ltd/The	9,343,000	79,412	Petronet LNG Ltd	6,453,941	20,521
		$99,840	TransCanada Corp	2,381,127	121,659
Home Builders - 1.67%					$174,955
MRV Engenharia e Participacoes SA	5,609,500	25,886	Private Equity - 0.98%
Persimmon PLC	1,548,088	51,150	3i Group PLC	7,329,425	90,483
Sekisui House Ltd	2,096,168	36,285	Intermediate Capital Group PLC	1,799,252	21,513
Taylor Wimpey PLC	30,758,390	77,253			$111,996
		$190,574	Real Estate - 2.49%
Insurance - 5.02%			Brookfield Asset Management Inc	3,052,802	118,733
ASR Nederland NV	657,594	24,867	Cheung Kong Property Holdings Ltd	7,281,340	58,883
AXA SA	2,261,663	66,794	Sun Hung Kai Properties Ltd	2,818,000	43,601
Hannover Rueck SE	676,294	85,361	Vonovia SE	1,546,909	62,688
Industrial Alliance Insurance & Financial	508,100	23,572			$283,905
Services Inc			REITS - 1.21%
Legal & General Group PLC	17,705,431	62,690	Dexus	5,413,746	40,652
Manulife Financial Corp	2,178,400	44,870	Land Securities Group PLC	3,216,897	43,382
MS&AD Insurance Group Holdings Inc	1,208,700	42,395	Mirvac Group	30,988,856	53,826
NN Group NV	2,060,006	83,500			$137,860
SCOR SE	1,170,767	49,378	Retail - 4.51%
Swiss Life Holding AG (a)	241,190	88,023
Trisura Group Ltd (a)	15,987	329	Alimentation Couche-Tard Inc	1,937,146	91,858
			Cie Financiere Richemont SA	1,061,472	90,236
		$571,779	Dollarama Inc	1,106,816	108,191
Internet - 3.65%			Kering	209,910	73,368
Alibaba Group Holding Ltd ADR(a)	981,120	152,025	Lojas Renner SA	6,052,650	56,968
Auto Trader Group PLC (c)	6,068,670	30,650	Pandora A/S	505,321	58,156
Tencent Holdings Ltd	5,438,532	217,073	Wal-Mart de Mexico SAB de CV	15,202,478	35,183
Wix.com Ltd (a)	262,744	16,211
					$513,960
		$415,959	Semiconductors - 6.12%
Investment Companies - 0.59%			Infineon Technologies AG	4,570,340	99,250
Investor AB	1,426,917	67,671	Rohm Co Ltd	646,100	49,936
			Samsung Electronics Co Ltd	101,335	217,919
Iron & Steel - 0.53%			SK Hynix Inc	664,757	39,083
POSCO	200,802	60,003	Taiwan Semiconductor Manufacturing Co Ltd	24,673,544	174,415
			Tokyo Electron Ltd	486,700	68,448
Leisure Products & Services - 0.24%			Ulvac Inc	906,500	48,603
Hero MotoCorp Ltd	473,690	26,989			$697,654
			Software - 2.00%
Machinery - Construction & Mining - 1.27%			NetEase Inc ADR	197,063	61,342
ABB Ltd	3,345,542	78,374	Open Text Corp	968,800	32,403
Hitachi Ltd	9,673,000	66,548	SAP SE	724,769	76,742
		$144,922	Ubisoft Entertainment SA (a)	903,673	57,180
Machinery - Diversified - 0.77%					$227,667
KION Group AG	388,545	33,715	Telecommunications - 4.32%
Sumitomo Heavy Industries Ltd	7,367,000	53,709	China Telecom Corp Ltd	64,233,444	30,532
		$87,424	Deutsche Telekom AG	2,974,051	54,332
Mining - 1.25%			Nippon Telegraph & Telephone Corp	2,144,363	104,941
Rio Tinto Ltd	2,144,251	113,035	NTT DOCOMO Inc	2,245,400	52,143
Vedanta Ltd	6,882,725	30,015	Orange SA	2,855,520	48,050
		$143,050	SK Telecom Co Ltd	208,258	51,492
Miscellaneous Manufacturers - 1.41%			SoftBank Group Corp	1,291,600	104,100
Siemens AG	748,024	101,508	Telekomunikasi Indonesia Persero Tbk PT	134,046,100	47,113
Smiths Group PLC	2,953,295	59,818			$492,703
		$161,326	Transportation - 0.95%
Oil & Gas - 3.34%			Canadian National Railway Co	1,374,548	108,619
Canadian Natural Resources Ltd	2,005,800	61,345
China Petroleum & Chemical Corp	53,136,000	40,281	TOTAL COMMON STOCKS		$11,079,146
Encana Corp	2,393,400	24,092	INVESTMENT COMPANIES - 1.49%	Shares Held	Value (000's)
LUKOIL PJSC ADR	903,145	42,082	Money Market Funds - 1.49%
PTT PCL (b)	3,032,800	35,371
			Goldman Sachs Financial Square Funds -	169,281,138	169,281
Suncor Energy Inc	2,491,300	81,268	Government Fund
TOTAL SA	1,887,044	95,963
		$380,402	TOTAL INVESTMENT COMPANIES		$169,281
Pharmaceuticals - 3.61%			PREFERRED STOCKS - 0.99%	Shares Held	Value (000's)
Hypermarcas SA	3,735,814	33,424	Holding Companies - Diversified - 0.47%
Ipsen SA	79,805	10,215	Itausa - Investimentos Itau SA 0.06%	18,055,871	$53,675
Novo Nordisk A/S	1,657,386	70,488
Orion Oyj	471,023	23,806
Recordati SpA	1,163,664	49,671

See accompanying notes

		Schedule of Investments
		Diversified International Fund
		July 31, 2017 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value (000's)
Iron & Steel - 0.52%
Vale SA 0.91%	6,323,700	$59,458

TOTAL PREFERRED STOCKS		$113,133
Total Investments		$11,361,560
Other Assets and Liabilities - 0.33%		$37,170
TOTAL NET ASSETS - 100.00%		$11,398,730

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $58,321 or 0.51% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $181,232 or 1.59% of net assets.

Portfolio Summary (unaudited)

Country	Percent
Japan	13.75%
United Kingdom	10.30%
Canada	9.00%
Switzerland	7.50%
France	7.20%
Germany	6.85%
China	5.57%
Korea, Republic Of	4.93%
Denmark	3.41%
India	3.37%
Brazil	3.07%
Australia	2.65%
Netherlands	2.31%
Ireland	2.23%
Spain	2.17%
United States	2.12%
Italy	2.06%
Sweden	2.01%
Hong Kong	1.78%
Taiwan, Province Of China	1.53%
Russian Federation	1.40%
Mexico	0.74%
Indonesia	0.63%
Austria	0.55%
Finland	0.55%
South Africa	0.54%
Norway	0.45%
Peru	0.37%
Thailand	0.31%
Colombia	0.18%
Israel	0.14%
Other Assets and Liabilities	0.33%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments Equity Income Fund July 31, 2017 (unaudited)

COMMON STOCKS - 98.62%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 0.70%			Machinery - Diversified - 1.49%
Boeing Co/The	174,773	$42,375	Deere & Co	707,073	$90,703

Airlines - 1.03%			Media - 0.41%
Delta Air Lines Inc	1,271,280	62,750	Walt Disney Co/The	224,733	24,705

Apparel - 1.50%			Miscellaneous Manufacturers - 2.02%
VF Corp	1,463,059	90,988	3M Co	195,898	39,409
			Parker-Hannifin Corp	502,439	83,395
Automobile Manufacturers - 1.59%					$122,804
PACCAR Inc	1,413,461	96,751	Oil & Gas - 9.31%
			Chevron Corp	672,567	73,437
Automobile Parts & Equipment - 2.20%			Cimarex Energy Co	880,368	87,183
Autoliv Inc	854,221	92,589	Exxon Mobil Corp	1,000,659	80,093
Magna International Inc	864,616	41,234	Marathon Petroleum Corp	2,511,777	140,634
		$133,823	Occidental Petroleum Corp	1,108,132	68,627
Banks - 10.52%			Royal Dutch Shell PLC - B shares ADR	2,003,591	115,928
Bank of Nova Scotia/The	1,708,105	106,432			$565,902
Grupo Financiero Santander Mexico SAB de	2,230,609	22,886	Pharmaceuticals - 7.62%
CV ADR			Johnson & Johnson	678,609	90,065
JPMorgan Chase & Co	1,747,419	160,413	Merck & Co Inc	1,473,927	94,154
PNC Financial Services Group Inc/The	1,173,924	151,201	Novartis AG ADR	841,128	71,664
US Bancorp	2,388,647	126,073	Pfizer Inc	2,701,047	89,567
Wells Fargo & Co	1,342,559	72,418	Roche Holding AG ADR	3,705,694	117,482
		$639,423			$462,932
Beverages - 1.92%			Pipelines - 2.10%
Coca-Cola Co/The	1,197,366	54,887	Enterprise Products Partners LP	4,694,989	127,704
Dr Pepper Snapple Group Inc	673,668	61,412
		$116,299	Private Equity - 1.97%
Chemicals - 2.19%			KKR & Co LP	6,166,221	119,501
Air Products & Chemicals Inc	365,161	51,908
EI du Pont de Nemours & Co	473,680	38,941	REITS - 5.16%
PPG Industries Inc	401,607	42,269	Annaly Capital Management Inc	6,195,838	74,536
		$133,118	Digital Realty Trust Inc	894,595	103,182
Computers - 3.32%			Host Hotels & Resorts Inc	3,280,427	61,213
Accenture PLC - Class A	208,814	26,899	Simon Property Group Inc	470,959	74,647
Apple Inc	1,095,558	162,942			$313,578
International Business Machines Corp	83,787	12,122	Retail - 2.23%
		$201,963	Costco Wholesale Corp	471,325	74,710
Diversified Financial Services - 7.28%			Starbucks Corp	1,123,119	60,626
BlackRock Inc	318,211	135,726			$135,336
Discover Financial Services	2,315,354	141,098	Semiconductors - 4.82%
FNF Group	3,391,488	165,708	Applied Materials Inc	929,621	41,192
		$442,532	Maxim Integrated Products Inc	1,120,975	50,937
Electric - 5.65%			Microchip Technology Inc	1,529,100	122,389
Eversource Energy	1,448,551	88,057	Taiwan Semiconductor Manufacturing Co Ltd	2,178,164	78,327
NextEra Energy Inc	528,044	77,142	ADR
WEC Energy Group Inc	1,345,515	84,727			$292,845
Xcel Energy Inc	1,967,252	93,071	Software - 1.81%
		$342,997	Fidelity National Information Services Inc	474,380	43,273
Electrical Components & Equipment - 0.15%			Microsoft Corp	912,655	66,350
Emerson Electric Co	152,450	9,088			$109,623
			Telecommunications - 2.80%
Electronics - 1.06%			BCE Inc	1,847,437	86,700
Honeywell International Inc	471,246	64,146	Verizon Communications Inc	1,717,297	83,117
					$169,817
Food - 3.05%			Toys, Games & Hobbies - 2.04%
Kraft Heinz Co/The	965,576	84,449	Hasbro Inc	1,170,148	123,895
Kroger Co/The	4,103,338	100,614
		$185,063	Transportation - 1.65%
Gas - 1.15%			Union Pacific Corp	641,685	66,068
Sempra Energy	619,906	70,056	United Parcel Service Inc	311,930	34,403
					$100,471
Healthcare - Products - 4.11%			TOTAL COMMON STOCKS		$5,991,638
Abbott Laboratories	1,549,007	76,180	INVESTMENT COMPANIES - 0.96%	Shares Held	Value (000's)
Becton Dickinson and Co	377,581	76,045	Money Market Funds - 0.96%
Medtronic PLC	1,162,389	97,606	Morgan Stanley Institutional Liquidity Funds -	58,422,962	58,423
		$249,831	Government Portfolio
Insurance - 5.77%
Allstate Corp/The	1,167,673	106,258	TOTAL INVESTMENT COMPANIES		$58,423
Chubb Ltd	1,047,444	153,409	Total Investments		$6,050,061
Fairfax Financial Holdings Ltd	111,856	53,271	Other Assets and Liabilities - 0.42%		$25,737
Swiss Re AG ADR	1,562,865	37,681	TOTAL NET ASSETS - 100.00%		$6,075,798
		$350,619

See accompanying notes

Schedule of Investments
Equity Income Fund
July 31, 2017 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent
Financial	30.70%
Consumer, Non-cyclical	16.70%
Energy	11.41%
Consumer, Cyclical	10.59%
Technology	9.95%
Industrial	7.07%
Utilities	6.80%
Communications	3.21%
Basic Materials	2.19%
Investment Companies	0.96%
Other Assets and Liabilities	0.42%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
July 31, 2017 (unaudited)

	Principal				Principal
BONDS - 83.31%	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Banks - 9.40%				Sovereign (continued)
Banco General SA				Brazil Notas do Tesouro Nacional Serie F
4.13%, 08/07/2027(a),(b)		$200	$198	10.00%, 01/01/2021		$3,250	$1,068
Finansbank AS/Turkey				Egypt Government International Bond
4.88%, 05/19/2022(b)		400	399	6.13%, 01/31/2022(b)		700	722
Oschadbank Via SSB #1 PLC				Indonesia Treasury Bond
9.38%, 03/10/2023(c)		450	471	7.00%, 05/15/2022	IDR 12,000,000		910
Sberbank of Russia Via SB Capital SA				Iraq International Bond
5.50%, 02/26/2024(c)		600	609	5.80%, 01/15/2028		$850	779
U.S. Treasury 5-Year Note + 4.02%				Lebanon Government International Bond
TC Ziraat Bankasi AS				5.45%, 11/28/2019		800	798
5.13%, 05/03/2022(b)		400	405	Malaysia Government Bond
Turkiye Vakiflar Bankasi TAO				3.80%, 09/30/2022	MYR	3,650	850
5.63%, 05/30/2022(b)		400	405	Mexican Bonos
			$2,487	7.75%, 11/23/2034(c)	MXN	13,000	778
Chemicals - 0.77%				Peru Government Bond
Mexichem SAB de CV				6.15%, 08/12/2032(b)	PEN	600	189
5.88%, 09/17/2044(b)		200	203	Peruvian Government International Bond
				6.35%, 08/12/2028(b)		650	213
Commercial Services - 0.76%				6.35%, 08/12/2028		1,400	458
Atento Luxco 1 SA				Sri Lanka Government International Bond
6.13%, 08/10/2022(a),(b)		200	202	5.88%, 07/25/2022		$200	209
				6.25%, 07/27/2021		200	213
Diversified Financial Services - 4.27%				Turkey Government International Bond
Oilflow SPV 1 DAC				4.88%, 10/09/2026		400	399
12.00%, 01/13/2022(b)		500	525	Ukraine Government International Bond
12.00%, 01/13/2022		200	210	7.75%, 09/01/2020		250	259
Unifin Financiera SAB de CV SOFOM ENR				7.75%, 09/01/2022		600	615
7.00%, 01/15/2025(b)		400	394	Uruguay Government International Bond
			$1,129	9.88%, 06/20/2022(b)	UYU	4,000	150
Electric - 1.90%				Zambia Government International Bond
Eskom Holdings SOC Ltd				5.38%, 09/20/2022		$400	380
5.75%, 01/26/2021		500	503				$10,671
				Supranational Bank - 4.29%
Food - 2.55%				Banque Ouest Africaine de Developpement
ESAL GmbH				5.00%, 07/27/2027(b)		500	500
6.25%, 02/05/2023		400	374	5.50%, 05/06/2021		600	635
Nova Austral SA							$1,135
8.25%, 05/26/2021(b)		300	302	Telecommunications - 7.27%
			$676	HTA Group Ltd/Mauritius
Oil & Gas - 6.77%				9.13%, 03/08/2022(b)		300	309
Odebrecht Drilling Norbe VIII/IX Ltd				9.13%, 03/08/2022		200	206
0.00%, 06/30/2021(d)		250	154	MTN Mauritius Investment Ltd
Odebrecht Offshore Drilling Finance Ltd				4.76%, 11/11/2024		200	193
0.00%, 10/01/2023(d)		413	146	5.37%, 02/13/2022(b)		500	513
Petrobras Global Finance BV				VimpelCom Holdings BV
8.38%, 05/23/2021		550	619	4.95%, 06/16/2024(b)		700	704
Petroleos Mexicanos							$1,925
6.63%, 06/15/2035		310	330	TOTAL BONDS			$22,052
State Oil Co of the Azerbaijan Republic					Principal
4.75%, 03/13/2023		550	542	CONVERTIBLE BONDS - 3.88%	Amount (000's) Value (000's)
			$1,791	Investment Companies - 3.88%
Real Estate - 4.10%				Aabar Investments PJSC
China Evergrande Group				0.50%, 03/27/2020	EUR	600	627
8.25%, 03/23/2022		400	411	1.00%, 03/27/2022		400	399
MAF Global Securities Ltd							$1,026
7.13%, 12/31/2049(c),(e)		650	675	TOTAL CONVERTIBLE BONDS			$1,026
USSW5 Index Spread + 5.70%				Total Investments			$23,078
			$1,086	Other Assets and Liabilities - 12.81%			$3,390
Regional Authority - 0.92%				TOTAL NET ASSETS - 100.00%			$26,468
Provincia de Cordoba
7.13%, 08/01/2027(b)		250	244
				(a)	Security purchased on a when-issued basis.
Sovereign - 40.31%				(b)	Security exempt from registration under Rule 144A of the Securities Act of
1MDB Global Investments Ltd				1933. These securities may be resold in transactions exempt from
4.40%, 03/09/2023		300	279	registration, normally to qualified institutional buyers. At the end of the
Argentina POM Politica Monetaria				period, the value of these securities totaled $6,577 or 24.85% of net assets.
26.25%, 06/21/2020(c)	ARS	13,400	780	(c)	Variable Rate. Rate shown is in effect at July 31, 2017.
Argentina Central Bank 7D Repo Rate + 0.00%				(d) Non-Income Producing Security
Argentine Republic Government International				(e)	Perpetual security. Perpetual securities pay an indefinite stream of
Bond				interest, but they may be called by the issuer at an earlier date.
6.88%, 01/26/2027		$605	622

See accompanying notes.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
July 31, 2017 (unaudited)

Portfolio Summary (unaudited)
Country			Percent
Mexico			6.45%
Argentina			6.22%
Turkey			6.07%
Cayman Islands			5.23%
Netherlands			5.00%
Mauritius			4.61%
Supranational			4.29%
Brazil			4.03%
United Arab Emirates			3.87%
Indonesia			3.44%
Ukraine			3.30%
Peru			3.25%
Malaysia			3.21%
Luxembourg			3.07%
Lebanon			3.01%
Iraq			2.94%
Ireland			2.78%
Egypt			2.73%
Azerbaijan			2.05%
South Africa			1.90%
United Kingdom			1.78%
Sri Lanka			1.59%
Zambia			1.44%
Austria			1.41%
Chile			1.14%
Virgin Islands, British			1.05%
Panama			0.75%
Uruguay			0.58%
Other Assets and Liabilities			12.81%
TOTAL NET ASSETS			100.00%

Futures Contracts

								Unrealized
Type	Long/Short		Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
US 10 Year Note; September 2017		Short	14	$1,749		$1,762		$(13)
Total								$(13)

Amounts in thousands except contracts

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value		Asset	Liability
HSBC Securities Inc	08/18/2017	PLN	2,550,000	$694	$709		$15	$—
HSBC Securities Inc	08/18/2017	ZAR	5,100,000	385	386		1	—
HSBC Securities Inc	11/22/2017	CNY	5,000,000	702	739		37	—
Total							$53	$—
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value		Asset	Liability
Bank of New York Mellon	08/30/2017	EUR	866,302	$1,011	$1,027	$	— $	(16)
HSBC Securities Inc	08/18/2017	MXN	7,250,000	410	406		4	—
HSBC Securities Inc	08/18/2017	TRY	1,725,000	484	488		—	(4)
HSBC Securities Inc	08/18/2017	ZAR	10,200,000	783	772		11	—
HSBC Securities Inc	08/21/2017	BRL	1,700,000	540	543		—	(3)
HSBC Securities Inc	08/21/2017	MXN	6,600,000	369	369		—	—
HSBC Securities Inc	11/22/2017	CNY	5,000,000	704	739		—	(35)
Total							$15	$(58)

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
July 31, 2017 (unaudited)

Credit Default Swaps

Buy Protection
		Implied
		Credit Spread	(Pay)/			Upfront	Unrealized
		as of July 31,	Receive	Expiration	Notional	Premiums	Appreciation/	Fair Value
Counterparty (Issuer)	Reference Entity	2017 (a)	Fixed Rate	Date	Amount	Paid/(Received)	(Depreciation)	Asset	Liability
Citigroup Inc	Saudi Government	0.96%	(1.00)%	06/20/2022	$1,200	$3	$(5)	$—	$(2)
	International Bond
HSBC Securities Inc	Korea International	0.58%	(1.00)%	06/20/2022	1,750	(43)	8	—	(35)
	Bond
HSBC Securities Inc	Republic of South	1.82%	(1.00)%	06/20/2022	900	39	(6)	33	—
	Africa Government
	International Bond
HSBC Securities Inc	Turkey Government	1.81%	(1.00)%	06/20/2022	1,375	68	(17)	51	—
	International Bond
Total						$67	$(20)	$84	$(37)

Amounts in thousands

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

		(Pay)/
		Receive					Upfront
		Floating	Fixed	Expiration	Notional		Premiums	Unrealized		Fair Value
Counterparty (Issuer)	Floating Rate Index	Rate	Rate	Date	Amount		Paid/(Received)	Appreciation/(Depreciation)		Asset	Liability
HSBC Securities Inc	Brazil Cetip	Pay	9.55%	01/02/2020	BRL	17,650	$—	$93		$93	$—
	Interbank Deposit
HSBC Securities Inc	FBIL - Overnight	Pay	6.14%	07/21/2022	INR	152,000	—	(3)		—	(3)
	MIBOR
Total							$—	$90		$93	$(3)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive					Upfront
		Floating	Fixed	Expiration	Notional		Premiums	Unrealized
	Floating Rate Index	Rate	Rate	Date	Amount		Paid/(Received)	Appreciation/(Depreciation)		Fair Value
	MXN TIIE Banxico	Pay	7.03%	06/15/2027	MXN	22,000	$—	$(10)		$(10)
	SAFE South Africa Receive		7.92%	06/28/2027	ZAR	18,350	—	(6)			(6)
	Johannesburg
	Interbank Agreed
	Rate 3 Month
	SAFE South Africa	Pay	7.36%	06/28/2022		30,500	—	17		17
	Johannesburg
	Interbank Agreed
	Rate 3 Month
Total							$—	$1	$		1

Amounts in thousands

Total Return Swaps

			Pay/Receive				Expiration			Fair Value
Counterparty (Issuer)	Reference Entity	Contracts	Positive Return		Financing Rate		Date	Notional Amount		Asset	Liability
HSBC Securities Inc	Egypt Treasury Bills	10,150,000	Receive		Interpolated 2 Month and 3		09/19/2017	$535		$14	$—
					Month LIBOR plus 1.10%
HSBC Securities Inc	Egypt Treasury Bills	2,450,000	Receive		Interpolated 3 Month and 6		10/17/2017	130		1	—
					Month LIBOR plus 1.10%
HSBC Securities Inc	Egypt Treasury Bills	5,000,000	Receive		3 Month LIBOR plus .01%		10/18/2017	267		1	—
Total										$16	$—

Amounts in thousands except contracts

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund July 31, 2017 (unaudited)

COMMON STOCKS - 32.34%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.06%			Building Materials - 0.22%
Interpublic Group of Cos Inc/The	151,663	$3,278	Asahi Glass Co Ltd	216,800	$9,125
Smiles SA	195,100	4,047	Buzzi Unicem SpA	281,803	7,137
		$7,325	Ibstock PLC (c)	1,686,102	5,676
Aerospace & Defense - 0.04%			Masco Corp	111,209	4,240
L3 Technologies Inc	29,292	5,125			$26,178
			Chemicals - 0.50%
Agriculture - 0.32%			Cabot Corp	74,494	4,047
British American Tobacco PLC	307,739	19,143	Denka Co Ltd	487,000	2,705
Philip Morris International Inc	160,201	18,697	DIC Corp	109,100	4,115
		$37,840	Dow Chemical Co/The	174,205	11,191
Airlines - 0.26%			Huntsman Corp	502,272	13,371
Air New Zealand Ltd	934,942	2,354	Kingboard Laminates Holdings Ltd	3,505,000	4,885
Delta Air Lines Inc	165,863	8,187	Olin Corp	60,187	1,774
International Consolidated Airlines Group SA	660,970	5,041	Sanyo Chemical Industries Ltd	83,800	3,979
Southwest Airlines Co	138,918	7,711	Showa Denko KK	316,500	8,238
United Continental Holdings Inc (a)	121,583	8,229	Tosoh Corp	469,000	5,553
		$31,522			$59,858
Automobile Manufacturers - 0.10%			Coal - 0.10%
New Flyer Industries Inc	109,200	4,452	China Shenhua Energy Co Ltd	3,354,500	8,344
Suzuki Motor Corp	156,800	7,433	Foresight Energy LP (a)	695,156	3,052
		$11,885			$11,396
Automobile Parts & Equipment - 0.49%			Commercial Services - 1.33%
Allison Transmission Holdings Inc	223,138	8,435	Abertis Infraestructuras SA	545,492	10,755
Bridgestone Corp	183,700	7,729	Ashtead Group PLC	329,128	7,071
Dana Inc	274,162	6,503	Atlantia SpA	1,185,355	36,058
Georg Fischer AG	8,666	9,856	CCR SA	3,729,200	20,426
Goodyear Tire & Rubber Co/The	269,875	8,504	Cengage Learning Holdings II Inc (d)	34,465	284
Lear Corp	18,863	2,795	COSCO SHIPPING Ports Ltd	6,688,000	8,181
Visteon Corp (a)	37,082	4,136	Groupe Eurotunnel SE	1,715,824	19,026
Xinyi Glass Holdings Ltd	10,002,000	10,335	Jiangsu Expressway Co Ltd	10,138,000	14,709
		$58,293	KAR Auction Services Inc	67,935	2,856
Banks - 2.21%			Transurban Group	4,499,824	41,095
Aareal Bank AG	121,392	5,063			$160,461
Bank of Montreal	148,500	11,263	Computers - 0.29%
BOC Hong Kong Holdings Ltd	1,997,000	9,818	Atos SE	32,871	4,998
CaixaBank SA	1,175,906	6,125	Leidos Holdings Inc	241,262	12,893
Central Pacific Financial Corp	229,725	7,105	Western Digital Corp	107,078	9,114
China Merchants Bank Co Ltd	1,265,000	4,154	Wistron Corp	7,422,000	7,490
Citigroup Inc	129,238	8,846			$34,495
Commonwealth Bank of Australia	157,924	10,580	Cosmetics & Personal Care - 0.19%
Cullen/Frost Bankers Inc	70,872	6,434	Colgate-Palmolive Co	150,333	10,854
Danske Bank A/S	175,715	7,116	Unilever PLC	216,953	12,373
DNB ASA	230,969	4,537			$23,227
East West Bancorp Inc	62,588	3,566	Distribution & Wholesale - 0.20%
Erste Group Bank AG (a)	133,404	5,526	Mitsubishi Corp	243,000	5,276
Fifth Third Bancorp	239,981	6,408	Mitsui & Co Ltd	637,700	9,273
First Busey Corp	246,848	7,218	Sumitomo Corp	707,900	9,568
Grupo Financiero Banorte SAB de CV	389,900	2,584			$24,117
Heartland Financial USA Inc	61,453	2,895	Diversified Financial Services - 0.11%
IBERIABANK Corp	87,778	7,097	Hana Financial Group Inc	126,328	5,764
ICICI Bank Ltd ADR	317,370	2,955	Mebuki Financial Group Inc	939,800	3,618
ING Groep NV	506,448	9,462	Moelis & Co	97,834	4,001
JPMorgan Chase & Co (b)	433,488	39,794			$13,383
Lloyds Banking Group PLC	11,538,885	9,976	Electric - 3.78%
Macquarie Group Ltd	112,436	7,719	Alliant Energy Corp	177,792	7,206
Mediobanca SpA	997,433	10,407	Ameren Corp	65,807	3,692
Natixis SA	1,017,715	7,396	American Electric Power Co Inc	430,729	30,384
PacWest Bancorp	87,467	4,200	Avista Corp	91,338	4,805
Resona Holdings Inc	706,600	3,640	CenterPoint Energy Inc	116,414	3,282
State Street Corp	43,594	4,064	CMS Energy Corp (b)	253,600	11,726
Swedbank AB	349,115	9,104	Dominion Energy Inc (b)	482,050	37,205
Towne Bank/Portsmouth VA	121,993	3,818	DTE Energy Co (b)	225,300	24,121
Union Bankshares Corp	212,412	6,562	Edison International (b)	89,400	7,034
Wells Fargo & Co (b)	392,574	21,176	Enel SpA	1,685,079	9,612
Westpac Banking Corp	224,573	5,724	Entergy Corp	129,010	9,898
Woori Bank	220,860	3,772	Eversource Energy (b)	742,200	45,118
		$266,104	Exelon Corp	274,645	10,530
Biotechnology - 0.49%			Great Plains Energy Inc	516,667	15,944
Amgen Inc	83,327	14,541	Hydro One Ltd (c)	450,600	8,081
Celgene Corp (a)	118,714	16,075	Iberdrola SA	942,395	7,429
Gilead Sciences Inc (b)	378,415	28,794	Infraestructura Energetica Nova SAB de CV	170,000	963
		$59,410	NextEra Energy Inc (b)	415,960	60,767
			Origin Energy Ltd (a)	683,832	3,788

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Electric (continued)			Insurance - 1.49%
PG&E Corp	615,719	$41,678	AIA Group Ltd	961,400	$7,562
Pinnacle West Capital Corp (b)	30,100	2,611	Allianz SE	33,007	7,036
Portland General Electric Co	310,106	13,858	American Financial Group Inc/OH	96,311	9,766
Power Assets Holdings Ltd	2,513,000	24,891	AXA SA	443,960	13,112
SCANA Corp (b)	420,000	27,035	Challenger Ltd/Australia	462,301	4,751
SSE PLC	287,761	5,237	Everest Re Group Ltd	56,006	14,696
WEC Energy Group Inc (b)	200,000	12,594	Hannover Rueck SE	34,875	4,402
Xcel Energy Inc	536,296	25,372	Legal & General Group PLC	1,996,425	7,069
		$454,861	Manulife Financial Corp	426,400	8,783
Electrical Components & Equipment - 0.08%			Mapfre SA	1,150,783	4,286
Fujikura Ltd	435,900	3,670	MS&AD Insurance Group Holdings Inc	92,700	3,251
Furukawa Electric Co Ltd	123,300	5,564	Muenchener Rueckversicherungs-Gesellschaft	55,085	11,832
		$9,234	AG in Muenchen
Electronics - 0.17%			NN Group NV	206,472	8,369
Electrocomponents PLC	347,161	2,841	Old Republic International Corp	325,182	6,380
Elite Material Co Ltd	2,119,000	10,480	Progressive Corp/The	115,599	5,448
Hu Lane Associate Inc	609,000	3,631	Prudential Financial Inc	110,984	12,567
Nippon Electric Glass Co Ltd	114,400	4,050	Reinsurance Group of America Inc	19,235	2,697
		$21,002	SCOR SE	202,438	8,538
			Swiss Life Holding AG (a)	46,854	17,099
Energy - Alternate Sources - 0.25%
NextEra Energy Partners LP (b)	490,728	20,228	Travelers Cos Inc/The	52,549	6,731
Pattern Energy Group Inc	377,529	9,476	UNIQA Insurance Group AG	325,100	3,365
		$29,704	Unum Group	219,343	10,996
Engineering & Construction - 0.37%					$178,736
Aena SA (c)	61,478	12,016	Iron & Steel - 0.11%
Astaldi SpA	405,613	2,694	BlueScope Steel Ltd	347,217	3,658
			Material Sciences Corp - Warrants (a),(d),(e),(f)	1,131,541	1,516
China Machinery Engineering Corp	3,866,000	2,612
Eiffage SA	31,108	3,013	Steel Dynamics Inc	239,542	8,482
Grupo Aeroportuario del Pacifico SAB de CV	449,903	5,148			$13,656
Kyudenko Corp	196,600	7,415	Leisure Products & Services - 0.06%
Vinci SA	124,473	11,146	Royal Caribbean Cruises Ltd	64,398	7,281
		$44,044
Food - 0.13%			Lodging - 0.22%
Sonae SGPS SA	3,331,840	3,829	Extended Stay America Inc	903,315	17,859
			Hilton Grand Vacations Inc (a)	49,857	1,833
WH Group Ltd (c)	12,447,000	11,671
			Hilton Worldwide Holdings Inc	45,743	2,860
		$15,500	Scandic Hotels Group AB (c)	319,136	4,437
Gas - 1.29%					$26,989
Atmos Energy Corp	59,948	5,201
National Grid PLC ADR	268,750	16,800	Machinery - Diversified - 0.14%
National Grid PLC	4,876,989	60,347	Cummins Inc	68,129	11,439
NiSource Inc (b)	762,173	19,863	Valmet OYJ	302,302	5,510
Osaka Gas Co Ltd	3,398,000	13,609			$16,949
Rubis SCA	133,970	8,527	Media - 0.45%
Sempra Energy (b)	203,500	22,997	Cogeco Communications Inc	40,000	2,794
			Comcast Corp - Class A (b)	566,000	22,895
South Jersey Industries Inc	15,500	527
UGI Corp	147,665	7,453	Time Warner Inc	276,179	28,286
		$155,324			$53,975
Hand & Machine Tools - 0.01%			Mining - 0.15%
Basso Industry Corp	368,900	1,005	Alumina Ltd	1,717,317	2,609
			Boliden AB	71,352	2,240
Healthcare - Products - 0.03%			Lundin Mining Corp	593,100	4,267
			Mirabela Nickel Ltd (a),(d),(e),(f)	26,307,311	—
Japan Lifeline Co Ltd	84,400	3,880
			Mitsui Mining & Smelting Co Ltd	1,306,000	5,705
Healthcare - Services - 0.24%			Vedanta Ltd ADR	193,918	3,413
Anthem Inc	59,793	11,134			$18,234
HealthSouth Corp	94,311	4,014	Miscellaneous Manufacturers - 0.23%
Humana Inc	18,565	4,292	AO Smith Corp	55,162	2,954
Quest Diagnostics Inc	90,247	9,775	General Electric Co	290,273	7,434
		$29,215	Hill & Smith Holdings PLC	307,130	5,428
Holding Companies - Diversified - 0.15%			Parker-Hannifin Corp	46,725	7,755
China Merchants Port Holdings Co Ltd	3,404,000	10,686	Trinseo SA	59,910	4,212
Wharf Holdings Ltd/The	796,000	6,766			$27,783
		$17,452	Office & Business Equipment - 0.21%
Home Builders - 0.21%			Canon Inc	223,900	7,789
Bellway PLC	85,313	3,592	Xerox Corp	551,346	16,910
MDC Holdings Inc	142,111	4,873			$24,699
MRV Engenharia e Participacoes SA	848,100	3,914	Oil & Gas - 1.27%
Persimmon PLC	155,838	5,149	BP PLC	713,775	4,193
Sekisui House Ltd	422,000	7,305	Chaparral Energy Inc - A Shares (a),(d)	252,908	5,261
			Chaparral Energy Inc - A Shares (a),(d),(f)	1,934	40
		$24,833
Home Furnishings - 0.00%
Targus Group International Inc (a),(d),(e),(f)	75,881	—

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Oil & Gas (continued)			Real Estate (continued)
Chaparral Energy Inc - B Shares (a),(d),(f)	53,185	$1,106	Sun Hung Kai Properties Ltd	1,219,000	$18,861
Chevron Corp	259,221	28,304	Times Property Holdings Ltd	5,542,000	4,672
China Petroleum & Chemical Corp	6,100,000	4,624	TLG Immobilien AG	200,584	4,350
Comstock Resources Inc - Warrants (a)	28,875	199	Tokyo Tatemono Co Ltd	454,700	6,187
EOG Resources Inc	30,100	2,864	Vonovia SE	180,401	7,311
Exxon Mobil Corp (b)	202,294	16,192	Wihlborgs Fastigheter AB	157,931	3,842
Frontera Energy Corp (a)	35,992	993			$215,630
Helmerich & Payne Inc	71,750	3,632	REITS - 7.10%
Marathon Petroleum Corp	43,000	2,408	AIMS AMP Capital Industrial REIT	3,969,750	4,218
Milagro Oil & Gas Inc (a),(d),(e),(f)	1,874	330	Alexandria Real Estate Equities Inc	76,143	9,232
Murphy Oil Corp	119,541	3,177	Altarea SCA	20,835	4,712
Pioneer Natural Resources Co	17,200	2,805	American Tower Corp	245,478	33,466
Royal Dutch Shell PLC ADR(b)	410,000	23,177	Annaly Capital Management Inc	595,854	7,168
Royal Dutch Shell PLC - A Shares	554,668	15,665	Apartment Investment & Management Co	358,328	16,322
Royal Dutch Shell PLC - B Shares	514,646	14,661	Arena REIT	305,825	504
SandRidge Energy Inc (a)	180,244	3,481	Blackstone Mortgage Trust Inc	267,447	8,256
SandRidge Energy Inc - Warrants (a)	6,742	5	Brandywine Realty Trust	268,192	4,508
SandRidge Energy Inc - Warrants (a)	2,838	2	Brixmor Property Group Inc	315,620	6,183
Titan Energy LLC (a)	133,081	878	CapitaLand Commercial Trust	3,881,600	4,924
TOTAL SA	239,197	12,164	Care Capital Properties Inc	97,078	2,351
Whitecap Resources Inc	941,640	6,956	Champion REIT	3,630,000	2,824
		$153,117	City Office REIT Inc	863,825	10,979
Packaging & Containers - 0.09%			CoreSite Realty Corp	62,057	6,738
WestRock Co	180,456	10,362	Corporate Office Properties Trust	225,624	7,511
			Cromwell Property Group	6,915,000	5,090
Pharmaceuticals - 0.76%			Crown Castle International Corp (b)	574,532	57,786
AbbVie Inc (b)	356,316	24,910	CubeSmart (b)	566,756	13,976
AstraZeneca PLC	60,839	3,626	CYS Investments Inc (b)	654,307	5,568
Bristol-Myers Squibb Co	74,679	4,249	Daiwa Office Investment Corp	520	2,561
Eli Lilly & Co	38,016	3,143	DDR Corp	912,000	9,293
Merck & Co Inc	259,868	16,600	Dexus	2,482,163	18,639
Pfizer Inc	496,806	16,474	Digital Realty Trust Inc	34,976	4,034
Recordati SpA	154,188	6,582	Empiric Student Property PLC	685,714	993
Roche Holding AG	60,971	15,436	EPR Properties (b)	124,246	8,993
		$91,020	Equinix Inc	20,541	9,258
Pipelines - 1.31%			Essex Property Trust Inc (b)	97,773	25,587
Enbridge Inc	1,019,161	42,246	Eurocommercial Properties NV	82,049	3,321
Enterprise Products Partners LP (b)	1,215,377	33,059	Extra Space Storage Inc	93,021	7,395
Kinder Morgan Inc/DE	1,655,817	33,828	Far East Hospitality Trust	6,015,700	2,973
ONEOK Inc	208,844	11,815	Fonciere Des Regions	35,000	3,378
Pembina Pipeline Corp	212,200	7,232	Fortune Real Estate Investment Trust	2,185,000	2,729
Plains All American Pipeline LP	427,922	11,284	Frasers Logistics & Industrial Trust	5,934,105	4,795
Targa Resources Corp	120,000	5,569	Gecina SA	40,000	6,048
TransCanada Corp	10,000	511	Gecina SA - Rights (a)	39,998	119
TransCanada Corp	79,100	4,041	Goodman Group	1,383,678	8,818
Williams Partners LP	195,000	8,079	Granite Real Estate Investment Trust	192,910	7,766
		$157,664	Healthcare Trust of America Inc	177,097	5,417
Private Equity - 0.08%			Highwoods Properties Inc	277,253	14,285
Intermediate Capital Group PLC	813,079	9,722	Hispania Activos Inmobiliarios SOCIMI SA	217,885	3,922
			Hoshino Resorts REIT Inc	525	2,705
Real Estate - 1.79%			Hospitality Properties Trust (b)	204,959	5,956
ADO Properties SA (c)	319,028	14,401	Hudson Pacific Properties Inc	284,650	9,314
Atrium European Real Estate Ltd	588,620	2,751	Independence Realty Trust Inc	475,000	4,807
BUWOG AG (a)	177,628	5,220	Industrial & Infrastructure Fund Investment	1,599	7,237
CA Immobilien Anlagen AG	146,952	3,793	Corp
Castellum AB	457,724	7,115	Investa Office Fund	1,047,862	3,807
Charter Hall Group	1,196,227	4,972	Invitation Homes Inc	270,917	5,776
Cheung Kong Property Holdings Ltd	397,500	3,215	Japan Hotel REIT Investment Corp	22,242	16,079
Citycon OYJ	3,343,661	9,099	Japan Logistics Fund Inc	3,521	7,153
Croesus Retail Trust	5,674,836	4,982	Japan Rental Housing Investments Inc	3,811	2,838
Deutsche Wohnen SE	318,969	12,640	Kenedix Retail REIT Corp	3,139	6,887
Entra ASA (c)	156,037	2,074	Kilroy Realty Corp	169,694	11,779
Fabege AB	192,000	3,792	Kite Realty Group Trust	280,000	5,748
Inmobiliaria Colonial SA	538,199	5,020	Klepierre	196,915	8,014
LEG Immobilien AG	121,015	11,636	Liberty Property Trust (b)	400,557	16,832
Leopalace21 Corp	1,492,600	10,644	Link REIT	2,440,500	19,814
Mitsubishi Estate Co Ltd	357,600	6,502	LondonMetric Property PLC	3,233,988	7,178
Mitsui Fudosan Co Ltd	827,400	18,989	Macquarie Mexico Real Estate Management	3,571,236	4,401
New World Development Co Ltd	11,758,000	15,878	SA de CV (a)
Nexity SA (a)	120,915	6,485	MCUBS MidCity Investment Corp	2,920	8,874
Propertylink Group	18,390,758	12,208	Merlin Properties Socimi SA	990,501	13,330
RHT Health Trust	10,068,800	6,610	Mirvac Group	3,018,305	5,243
SOHO China Ltd (a)	4,370,000	2,381	Monmouth Real Estate Investment Corp	510,015	7,859

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
REITS (continued)			Transportation (continued)
New Residential Investment Corp	487,409	$8,286	Norfolk Southern Corp (b)	80,662	$9,081
NewRiver REIT PLC	2,649,583	12,353	Union Pacific Corp	80,024	8,239
NexPoint Residential Trust Inc	300,434	7,538			$81,830
Park Hotels & Resorts Inc	388,295	10,457	Water - 0.15%
Pennsylvania Real Estate Investment Trust	154,226	1,834	American Water Works Co Inc (b)	228,000	18,491
Physicians Realty Trust	167,116	3,112	TOTAL COMMON STOCKS		$3,887,826
PLA Administradora Industrial S de RL de CV	4,830,345	8,419
(a)			INVESTMENT COMPANIES - 2.90%	Shares Held	Value (000's)
Prologis Inc (b)	359,740	21,876	Money Market Funds - 2.90%
Prologis Property Mexico SA de CV	1,514,280	2,987	BlackRock Liquidity Funds FedFund Portfolio	159,951,183	159,952
Pure Industrial Real Estate Trust	1,044,600	5,337	Goldman Sachs Financial Square Funds -	20,005,098	20,005
Secure Income REIT Plc	244,174	1,118	Government Fund
Segro PLC	1,110,000	7,725	Morgan Stanley Institutional Liquidity Funds -	117,770,473	117,770
Sekisui House Reit Inc	4,308	5,330	Government Portfolio
Senior Housing Properties Trust	335,114	6,518	Wells Fargo Advantage Government Money	50,566,957	50,567
Simon Property Group Inc (b)	264,873	41,982	Market Fund
Spirit Realty Capital Inc	2,255,862	17,889			$348,294
Spring Real Estate Investment Trust	10,936,000	4,871	TOTAL INVESTMENT COMPANIES		$348,294
STAG Industrial Inc	430,835	11,758	CONVERTIBLE PREFERRED STOCKS -
Starwood Waypoint Homes (b)	525,196	18,361	0.05%	Shares Held	Value (000's)
STORE Capital Corp	928,817	21,725	Banks - 0.05%
Summit Hotel Properties Inc	480,592	8,617	Wells Fargo & Co 7.50% (g)	4,046	$5,371
Sun Communities Inc (b)	213,866	19,036	TOTAL CONVERTIBLE PREFERRED STOCKS		$5,371
Sunstone Hotel Investors Inc	379,235	6,174	PREFERRED STOCKS - 1.20%	Shares Held	Value (000's)
Two Harbors Investment Corp	1,104,832	10,927	Banks - 0.49%
UNITE Group PLC/The	388,483	3,440	AgriBank FCB 6.88% (g),(h)	33,000	3,662
Uniti Group Inc (b)	625,860	16,022	3 Month LIBOR + 4.23%
Vastned Retail NV	78,001	3,564	Bank of America Corp 6.63% (g)	18,146	468
Viva Energy REIT	2,621,699	4,533	Citigroup Inc 6.88% (g),(h)	163,700	4,906
Viva Industrial Trust	4,730,500	3,229	3 Month LIBOR + 4.13%
Welltower Inc	82,951	6,088	Citigroup Inc 7.13% (g),(h)	223,000	6,632
WPT Industrial Real Estate Investment Trust	619,669	8,056	3 Month LIBOR + 4.04%
		$853,433	CoBank ACB 6.20% (g),(h)	7,000	749
Retail - 0.12%			3 Month LIBOR + 3.74%
Wal-Mart de Mexico SAB de CV	958,900	2,219	CoBank ACB 6.25% (c),(g),(h)	51,000	5,331
Wal-Mart Stores Inc	150,413	12,032	3 Month LIBOR + 4.56%
		$14,251	Fifth Third Bancorp 6.63% (g),(h)	209,585	6,376
Semiconductors - 0.70%			3 Month LIBOR + 3.71%
ASM Pacific Technology Ltd	395,600	5,113	Goldman Sachs Group Inc/The 5.50% (g),(h)	32,200	895
BE Semiconductor Industries NV	118,752	7,725	3 Month LIBOR + 3.64%
Lam Research Corp	64,925	10,353	Huntington Bancshares Inc/OH 6.25% (g)	117,900	3,309
Microchip Technology Inc	146,232	11,704	JPMorgan Chase & Co 6.10% (g)	23,400	626
Powertech Technology Inc	4,608,000	14,932	KeyCorp 6.13% (g),(h)	40,000	1,177
Rohm Co Ltd	57,200	4,421	3 Month LIBOR + 3.89%
Samsung Electronics Co Ltd	3,703	7,963	M&T Bank Corp 6.38% (g),(h)	1,505	1,568
Sumco Corp	555,200	8,985	Morgan Stanley 5.85% (g),(h)	60,000	1,636
Taiwan Semiconductor Manufacturing Co Ltd	1,760,000	12,441	3 Month LIBOR + 3.49%
		$83,637	Morgan Stanley 7.13% (g),(h)	4,021	120
Software - 0.39%			3 Month LIBOR + 4.32%
Aspect Software Inc (a),(d)	514,301	6,943	PNC Financial Services Group Inc/The	167,503	4,869
InterXion Holding NV (a)	346,007	16,563	6.13% (g),(h)
Microsoft Corp (b)	323,348	23,508	3 Month LIBOR + 4.07%
		$47,014	Royal Bank of Scotland Group PLC 5.75% (g)	152,413	3,850
			State Street Corp 5.25% (g)	93,203	2,370
Storage & Warehousing - 0.06%			State Street Corp 5.90% (g),(h)	65,000	1,856
Safestore Holdings PLC	1,218,258	6,771
			3 Month LIBOR + 3.11%
Telecommunications - 1.16%			TCF Financial Corp 7.50% (g)	48,227	1,229
Accton Technology Corp	3,880,000	10,336	Valley National Bancorp 6.25% (g),(h)	184,000	5,290
AT&T Inc (b)	434,222	16,934
BCE Inc (b)	260,000	12,202	3 Month LIBOR + 3.85%
			Wells Fargo & Co 5.25% (g)	3,000	75
CenturyLink Inc	370,000	8,610	Wells Fargo & Co 5.63% (g)	80,727	2,072
Cisco Systems Inc	465,214	14,631	Wells Fargo & Co 6.63% (g),(h)	1,861	56
Infrastrutture Wireless Italiane SpA (c)	463,125	2,991	3 Month LIBOR + 3.69%
Orange SA	1,375,881	23,152
TELUS Corp	45,200	1,634			$59,122
Verizon Communications Inc (b)	782,955	37,895	Diversified Financial Services - 0.04%
Zayo Group Holdings Inc (a)	351,462	11,524	Affiliated Managers Group Inc 6.38%,	22,111	561
			08/15/2042
		$139,909	Charles Schwab Corp/The 6.00% (g)	165,953	4,588
Transportation - 0.68%
Central Japan Railway Co	69,300	11,152			$5,149
CSX Corp	204,602	10,095	Electric - 0.14%
East Japan Railway Co	339,700	31,858	Dominion Energy Inc 5.25%, 07/30/2076	76,941	1,954
Kamigumi Co Ltd	509,000	5,455	DTE Energy Co 5.25%, 12/01/2062	80,000	2,049
Kansas City Southern	57,656	5,950	Entergy Louisiana LLC 4.70%, 06/01/2063	142,009	3,549

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
July 31, 2017 (unaudited)

PREFERRED STOCKS (continued)	Shares Held		Value (000's)		Principal
Electric (continued)				BONDS (continued)	Amount (000's) Value (000's)
Entergy New Orleans Inc 5.00%, 12/01/2052		37,115	$935	Aerospace & Defense (continued)
Interstate Power & Light Co 5.10% (g)		78,122	2,016	TransDigm Inc
NextEra Energy Capital Holdings Inc 5.13%,		58,103	1,473	5.50%, 10/15/2020		$4,730	$4,817
11/15/2072				6.00%, 07/15/2022		3,500	3,657
SCE Trust V 5.45% (g),(h)		125,000	3,645	6.38%, 06/15/2026		22,880	23,910
3 Month LIBOR + 3.79%				6.50%, 07/15/2024		5,280	5,590
SCE Trust VI 5.00% (g)		25,000	641	6.50%, 05/15/2025		1,500	1,579
			$16,262				$90,807
Food - 0.01%				Agriculture - 0.13%
Dairy Farmers of America Inc 7.88% (c),(g)		10,000	1,130	MHP SA
Insurance - 0.23%				8.25%, 04/02/2020		2,865	3,051
Aegon NV 6.38% (g)		157,699	4,122	Vector Group Ltd
Aflac Inc 5.50%, 09/15/2052		154,396	3,936	6.13%, 02/01/2025(c)		11,730	12,082
Allstate Corp/The 6.63% (g)		118,903	3,227				$15,133
Allstate Corp/The 6.75% (g)		43,356	1,164	Apparel - 0.02%
Arch Capital Group Ltd 5.25% (g)		30,800	758	Hanesbrands Inc
Arch Capital Group Ltd 6.75% (g)		92,770	2,362	4.63%, 05/15/2024(c)		2,400	2,451
Hartford Financial Services Group Inc/The		153,051	4,700
7.88%, 04/15/2042(h)				Automobile Asset Backed Securities - 0.38%
3 Month LIBOR + 5.60%				AmeriCredit Automobile Receivables Trust
Protective Life Corp 6.25%, 05/15/2042		122,005	3,081	2016-3
Reinsurance Group of America Inc 6.20%,		24,411	718	1.78%, 11/08/2019(h)		1,948	1,949
09/15/2042 (h)				1 Month LIBOR + 0.56%
3 Month LIBOR + 4.37%				Capital Auto Receivables Asset Trust 2016-2
RenaissanceRe Holdings Ltd 5.38% (g)		613	16	1.82%, 01/22/2019(h)		1,794	1,795
Torchmark Corp 5.88%, 12/15/2052		65,202	1,668	1 Month LIBOR + 0.59%
XLIT Ltd 4.42% (g),(h)		1,200	1,118	Drive Auto Receivables Trust 2017-1
3 Month LIBOR + 3.12%				1.57%, 05/15/2019(h)		6,250	6,250
			$26,870	1 Month LIBOR + 0.34%
Media - 0.00%				Drive Auto Receivables Trust 2017-2
Comcast Corp 5.00%, 12/15/2061		4,133	106	1.51%, 08/15/2019(h)		10,000	10,000
				1 Month LIBOR + 0.28%
REITS - 0.12%				Enterprise Fleet Financing LLC
Digital Realty Trust Inc 7.38% (g)		8,320	226	1.59%, 02/22/2021(c),(h)		4,268	4,268
Equity Residential 8.29% (g)		20,702	1,301	GM Financial Automobile Leasing Trust
Kimco Realty Corp 5.50% (g)		61,883	1,558	2016-2
Prologis Inc 8.54% (g)		92,034	6,442	1.73%, 10/22/2018(h)		1,447	1,449
PS Business Parks Inc 5.75% (g)		1,000	25	1 Month LIBOR + 0.50%
PS Business Parks Inc 6.00% (g)		104,579	2,643	GM Financial Automobile Leasing Trust
Public Storage 5.88% (g)		57,851	1,558	2016-3
Public Storage 6.00% (g)		20,000	540	1.59%, 02/20/2019(h)		4,042	4,044
Public Storage 6.38% (g)		12,032	332	1 Month LIBOR + 0.36%
Ventas Realty LP / Ventas Capital Corp		6,987	178	Hertz Fleet Lease Funding LP
5.45%, 03/15/2043				1.87%, 04/10/2031(c),(h)		4,250	4,251
			$14,803	1 Month LIBOR + 0.65%
Savings & Loans - 0.00%				Nissan Auto Lease Trust 2017-A
Astoria Financial Corp 6.50% (g)		1,087	28	1.43%, 09/16/2019(h)		8,500	8,504
				1 Month LIBOR + 0.20%
Telecommunications - 0.17%				World Omni Automobile Lease Securitization
Centaur Funding Corp 9.08%, 04/21/2020(c)		11,900	13,778	Trust 2016-A
				1.64%, 02/15/2019(h)		3,359	3,363
Qwest Corp 7.00%, 04/01/2052		44,419	1,148
Qwest Corp 7.50%, 09/15/2051		31,343	803	1 Month LIBOR + 0.41%
Telephone & Data Systems Inc 6.88%,		15,730	411				$45,873
11/15/2059				Automobile Floor Plan Asset Backed Securities - 0.04%
Telephone & Data Systems Inc 7.00%,		115,159	2,963	Nissan Master Owner Trust Receivables
03/15/2060				1.63%, 01/15/2020(h)		5,000	5,006
Verizon Communications Inc 5.90%,		61,121	1,634	1 Month LIBOR + 0.40%
02/15/2054
			$20,737	Automobile Manufacturers - 0.12%
TOTAL PREFERRED STOCKS			$144,207	BCD Acquisition Inc
				9.63%, 09/15/2023(c)		7,320	8,052
	Principal
BONDS - 54.75%	Amount (000's)		Value (000's)	Fiat Chrysler Finance Europe
Aerospace & Defense - 0.76%				4.75%, 07/15/2022	EUR	900	1,198
				6.75%, 10/14/2019		1,200	1,598
Accudyne Industries Borrower / Accudyne				Mclaren Finance PLC
Industries LLC				5.75%, 08/01/2022(c)		$750	769
7.75%, 12/15/2020(c)		$35,825	$37,240
				Volvo Treasury AB
DAE Funding LLC				4.20%, 06/10/2075(h)	EUR	2,500	3,196
4.50%, 08/01/2022(c),(i)		950	967	EUR Swap Annual 5YR + 3.80%
5.00%, 08/01/2024(c),(i)		8,650	8,834
Leonardo SpA							$14,813
4.88%, 03/24/2025	EUR	2,200	3,174
TA MFG. Ltd
3.63%, 04/15/2023		853	1,039

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
July 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Automobile Parts & Equipment - 0.09%				Banks (continued)
Adient Global Holdings Ltd				Cadence BanCorp
3.50%, 08/15/2024	EUR	1,000	$1,218	4.88%, 06/28/2019(c)	$3,500	$3,552
Allison Transmission Inc				Capital One Financial Corp
5.00%, 10/01/2024(c)		$2,740	2,836	5.55%, 12/31/2049(g),(h)	7,000	7,376
American Axle & Manufacturing Inc				3 Month LIBOR + 3.80%
6.25%, 04/01/2025(c)		2,855	2,844	Citigroup Capital III
IHO Verwaltungs GmbH				7.63%, 12/01/2036	8,600	10,824
3.75%, 09/15/2026	EUR	2,500	3,093	Citigroup Inc
Metalsa SA de CV				6.25%, 12/31/2049(g),(h)	2,000	2,247
4.90%, 04/24/2023(c)		$1,152	1,141	3 Month LIBOR + 4.52%
			$11,132	Citizens Financial Group Inc
Banks - 3.72%				5.50%, 12/31/2049(g),(h)	6,000	6,277
Akbank TAS				3 Month LIBOR + 3.96%
5.13%, 03/31/2025(c)		4,276	4,211	Cooperatieve Rabobank UA
Australia & New Zealand Banking Group				11.00%, 12/29/2049(c),(g),(h)	14,015	16,224
Ltd/United Kingdom				3 Month LIBOR + 10.87%
6.75%, 12/31/2049(c),(g)		1,000	1,119	Credit Agricole SA
USD ICE SWAP Rate NY 5 + 5.17%				6.63%, 12/31/2049(c),(g),(h)	4,000	4,198
Banco Bilbao Vizcaya Argentaria SA				USSW5 Index Spread + 4.70%
9.00%, 12/31/2049(g)		6,000	6,261	7.88%, 12/31/2049(c),(g)	6,000	6,768
USSW5 Index Spread + 8.26%				USSW5 Index Spread + 4.90%
Banco do Brasil SA/Cayman				8.38%, 12/31/2049(c),(g),(h)	4,000	4,460
9.00%, 12/31/2049(c),(g)		684	709	3 Month LIBOR + 6.98%
U.S. Treasury 10-Year Note + 6.36%				Credit Bank of Moscow Via CBOM Finance
Banco General SA				PLC
4.13%, 08/07/2027(c),(f),(i)		2,030	2,011	7.50%, 10/05/2027(c),(h)	2,320	2,285
Banco Hipotecario SA				USSW5 Index Spread + 5.42%
9.75%, 11/30/2020(c)		4,340	4,917	Credit Suisse AG
Banco Inbursa SA Institucion de Banca				6.50%, 08/08/2023(c)	2,000	2,265
Multiple				6.50%, 08/08/2023	5,000	5,663
4.13%, 06/06/2024(c)		2,475	2,534	Credit Suisse Group AG
Banco Mercantil del Norte SA/Grand				6.25%, 12/31/2049(c),(g),(h)	3,000	3,220
Cayman				USSW5 Index Spread + 3.46%
7.63%, 12/31/2049(c),(g),(h)		5,415	5,701	7.50%, 12/31/2049(c),(g),(h)	1,000	1,137
U.S. Treasury 10-Year Note + 5.35%				USSW5 Index Spread + 4.60%
Banco Nacional de Comercio Exterior				Development Bank of Kazakhstan JSC
SNC/Cayman Islands				4.13%, 12/10/2022(c)	6,105	6,064
3.80%, 08/11/2026(c),(h)		5,907	5,877	Dresdner Funding Trust I
U.S. Treasury 5-Year Note + 3.00%				8.15%, 06/30/2031(c)	4,500	5,693
3.80%, 08/11/2026(h)		3,884	3,865	Finansbank AS/Turkey
U.S. Treasury 5-Year Note + 3.00%				4.88%, 05/19/2022(c)	6,125	6,106
Banco Nacional de Costa Rica				Goldman Sachs Group Inc/The
5.88%, 04/25/2021(c)		3,969	4,108	5.70%, 12/31/2049(g),(h)	2,000	2,089
6.25%, 11/01/2023(c)		4,785	5,013	3 Month LIBOR + 3.88%
Banco Santander SA				Grupo Aval Ltd
6.38%, 12/31/2049(g),(h)		2,000	2,053	4.75%, 09/26/2022(c)	2,117	2,165
USSW5 Index Spread + 4.79%				HBOS Capital Funding LP
Bancolombia SA				6.85%, 03/29/2049(g)	10,000	10,217
5.13%, 09/11/2022		5,039	5,281	HSBC Capital Funding Dollar 1 LP
Bank of America Corp				10.18%, 12/29/2049(c),(g),(h)	4,000	6,348
6.30%, 12/31/2049(g),(h)		3,000	3,394	3 Month LIBOR + 4.98%
3 Month LIBOR + 4.55%				HSBC Holdings PLC
6.50%, 12/31/2049(g),(h)		5,700	6,434	6.87%, 12/31/2049(g),(h)	14,800	16,231
3 Month LIBOR + 4.17%				USD ICE SWAP Rate NY 5 + 5.51%
Bank of New York Mellon Corp/The				ING Groep NV
4.95%, 12/31/2049(g),(h)		4,000	4,149	6.50%, 12/31/2049(g),(h)	1,000	1,079
3 Month LIBOR + 3.42%				USSW5 Index Spread + 4.45%
Barclays PLC				Itau Unibanco Holding SA/Cayman Island
4.84%, 05/09/2028		2,935	3,049	5.65%, 03/19/2022(c)	992	1,048
6.63%, 12/31/2049(g),(h)		1,961	2,027	JPMorgan Chase & Co
USSW5 Index Spread + 5.02%				5.00%, 12/31/2049(g),(h)	5,455	5,563
7.88%, 12/31/2049(g),(h)		17,700	19,356	3 Month LIBOR + 3.32%
USSW5 Index Spread + 6.77%				6.13%, 12/31/2049(g),(h)	4,000	4,408
BBVA Bancomer SA/Texas				3 Month LIBOR + 3.33%
6.75%, 09/30/2022(c)		3,929	4,459	6.75%, 12/31/2049(g),(h)	19,000	21,764
BNP Paribas SA				3 Month LIBOR + 3.78%
7.20%, 06/29/2049(c),(g)		4,400	5,085	7.90%, 04/29/2049(g),(h)	2,200	2,282
3 Month LIBOR + 1.29%				3 Month LIBOR + 3.47%
7.37%, 12/31/2049(c),(g),(h)		3,000	3,416	KeyCorp Capital III
USSW5 Index Spread + 5.15%				7.75%, 07/15/2029	795	954
7.63%, 12/31/2049(c),(g),(h)		11,540	12,781	Lloyds Bank PLC
USSW5 Index Spread + 6.31%				12.00%, 12/29/2049(g),(h)	10,000	13,568
				3 Month LIBOR + 11.76%

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
July 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)
Banks (continued)			Banks (continued)
Lloyds Bank PLC (continued)			Vnesheconombank Via VEB Finance PLC
12.00%, 12/29/2049(c),(g)	$3,000	$ 4,070	6.90%, 07/09/2020		$3,648	$3,953
3 Month LIBOR + 11.76%			Wells Fargo & Co
M&T Bank Corp			7.98%, 12/31/2049(g),(h)		12,000	12,435
6.45%, 12/31/2049(g),(h)	535	599	3 Month LIBOR + 3.77%
3 Month LIBOR + 3.61%						$447,043
Morgan Stanley			Beverages - 0.04%
5.55%, 12/31/2049(g),(h)	1,250	1,309	Cott Corp
3 Month LIBOR + 3.81%			5.50%, 07/01/2024	EUR	3,400	4,426
Nordea Bank AB
6.13%, 12/31/2049(c),(g),(h)	5,000	5,325	Building Materials - 0.19%
USSW5 Index Spread + 3.39%			BMC East LLC
NTC Capital I			5.50%, 10/01/2024(c)		$3,090	3,252
1.82%, 01/15/2027(h)	1,000	940	Boise Cascade Co
3 Month LIBOR + 0.52%			5.63%, 09/01/2024(c)		2,575	2,678
Oschadbank Via SSB #1 PLC			CEMEX Finance LLC
9.38%, 03/10/2023(h)	200	209	9.38%, 10/12/2022(c)		4,482	4,760
9.62%, 03/20/2025(h)	4,989	5,223	Cemex SAB de CV
PNC Financial Services Group Inc/The			5.70%, 01/11/2025(c)		4,591	4,889
6.75%, 07/29/2049(g),(h)	4,000	4,500	6.13%, 05/05/2025(c)		958	1,036
3 Month LIBOR + 3.68%			7.75%, 04/16/2026(c)		2,192	2,515
Provident Funding Associates LP / PFG			St Marys Cement Inc Canada
Finance Corp			5.75%, 01/28/2027(c)		1,467	1,497
6.38%, 06/15/2025(c)	5,375	5,550	Votorantim Cimentos SA
Royal Bank of Scotland Group PLC			7.25%, 04/05/2041(c)		2,392	2,464
7.50%, 12/31/2049(g),(h)	6,763	7,143				$23,091
USSW5 Index Spread + 5.80%			Chemicals - 0.76%
7.65%, 08/29/2049(g),(h)	600	748	A Schulman Inc
3 Month LIBOR + 2.50%			6.87%, 06/01/2023(h)		2,405	2,513
8.00%, 12/31/2049(g),(h)	600	657	Aruba Investments Inc
USSW5 Index Spread + 5.72%			8.75%, 02/15/2023(c)		3,500	3,588
8.62%, 12/29/2049(g),(h)	7,000	7,731	Axalta Coating Systems Dutch Holding B
USSW5 Index Spread + 7.60%			BV
Sberbank of Russia Via SB Capital SA			3.75%, 01/15/2025	EUR	3,700	4,659
5.50%, 02/26/2024(c),(h)	12,122	12,304	Blue Cube Spinco Inc
U.S. Treasury 5-Year Note + 4.02%			9.75%, 10/15/2023		$2,000	2,440
Societe Generale SA			Braskem America Finance Co
7.38%, 12/31/2049(c),(g),(h)	6,000	6,555	7.13%, 07/22/2041(c)		3,835	4,151
USSW5 Index Spread + 6.24%			Braskem Finance Ltd
8.00%, 12/31/2049(c),(g),(h)	1,000	1,163	5.75%, 04/15/2021(c)		4,935	5,234
USD ICE SWAP Rate NY 5 + 5.87%			7.25%, 06/05/2018(c)		2,950	3,064
8.25%, 12/31/2049(g),(h)	7,500	7,958	7.38%, 10/29/2049(c),(g)		1,533	1,543
USSW5 Index Spread + 6.39%			CF Industries Inc
Standard Chartered PLC			5.15%, 03/15/2034		3,135	2,876
7.01%, 07/29/2049(c),(g)	1,150	1,317	Consolidated Energy Finance SA
3 Month LIBOR + 1.46%			6.75%, 10/15/2019(c)		2,106	2,153
7.75%, 12/31/2049(c),(g),(h)	15,000	16,463	6.88%, 06/15/2025(c)		4,290	4,505
USSW5 Index Spread + 5.72%			Hexion Inc
SunTrust Banks Inc			6.63%, 04/15/2020		40,570	38,085
5.63%, 06/15/2022(g),(h)	2,000	2,095	INEOS Group Holdings SA
3 Month LIBOR + 3.86%			5.38%, 08/01/2024	EUR	1,000	1,267
Turkiye Garanti Bankasi AS			Mexichem SAB de CV
5.25%, 09/13/2022(c)	3,651	3,730	5.88%, 09/17/2044(c)		$1,947	1,979
6.13%, 05/24/2027(c),(h)	3,519	3,515	NOVA Chemicals Corp
USSW5 Index Spread + 4.22%			5.25%, 06/01/2027(c)		2,040	2,045
Turkiye Is Bankasi			PSPC Escrow Corp
5.00%, 04/30/2020(c)	1,571	1,593	6.00%, 02/01/2023	EUR	2,700	3,360
5.50%, 04/21/2022(c)	4,270	4,330	Solvay Finance SA
6.13%, 04/25/2024(c)	4,165	4,243	5.87%, 12/31/2049(g),(h)		1,600	2,211
Turkiye Vakiflar Bankasi TAO			EUR Swap Annual 5YR + 5.22%
5.63%, 05/30/2022(c)	4,870	4,926	SPCM SA
6.00%, 11/01/2022(c)	2,825	2,832	4.88%, 09/15/2025(c)		$1,650	1,693
UBS Group AG			Trinseo Materials Operating SCA / Trinseo
6.87%, 12/31/2049(g),(h)	3,000	3,235	Materials Finance Inc
USD ICE SWAP Rate NY 5 + 5.50%			6.38%, 05/01/2022	EUR	3,200	4,034
6.88%, 12/31/2049(g),(h)	5,500	6,029				$91,400
USSW5 Index Spread + 4.59%			Coal - 0.51%
US Bancorp			Alliance Resource Operating Partners LP /
5.12%, 12/31/2049(g),(h)	4,200	4,478	Alliance Resource Finance Corp
3 Month LIBOR + 3.49%			7.50%, 05/01/2025(c)		$2,330	2,461
			CONSOL Energy Inc
			5.88%, 04/15/2022		6,545	6,574

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund July 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Coal (continued)			Commercial Mortgage Backed Securities (continued)
Foresight Energy LLC / Foresight Energy			COMM 2013-CCRE7 Mortgage Trust
Finance Corp			4.28%, 03/10/2046(c),(h)	$7,500	$5,914
11.50%, 04/01/2023(c)	$55,650	$52,450	COMM 2013-LC6 Mortgage Trust
		$61,485	4.28%, 01/10/2046(c),(h)	5,205	4,843
Commercial Mortgage Backed Securities - 11.30%			COMM 2014-CCRE15 Mortgage Trust
Banc of America Merrill Lynch Commercial			4.26%, 02/10/2047(c),(h)	5,414	4,091
Mortgage Inc			COMM 2014-CCRE17 Mortgage Trust
4.77%, 07/10/2043	5,251	4,332	0.33%, 05/10/2047(c),(h),(j)	44,717	814
5.38%, 11/10/2042(h)	2,673	2,250	0.80%, 05/10/2047(c),(h),(j)	62,604	2,577
BANK 2017-BNK5			4.30%, 05/10/2047(c),(h)	5,311	3,369
1.18%, 06/15/2060(c),(h),(j)	36,903	3,472	4.80%, 05/10/2047(c),(h)	12,469	11,118
3.08%, 06/15/2060(c),(h)	10,000	7,965	COMM 2014-CCRE21 Mortgage Trust
4.26%, 06/15/2060(c),(h)	8,356	5,479	1.42%, 12/10/2047(c),(h),(j)	20,879	1,759
BANK 2017-BNK6			COMM 2014-LC17 Mortgage Trust
3.10%, 07/15/2060(c),(h)	2,500	2,018	3.11%, 10/10/2047(c)	4,383	2,603
CD 2006-CD2 Mortgage Trust			3.69%, 10/10/2047(c),(h)	4,133	2,911
5.46%, 01/15/2046(h)	3,145	2,607	Comm 2014-UBS2 Mortgage Trust
CD 2007-CD4 Commercial Mortgage Trust			5.01%, 03/10/2047(c),(h)	13,190	11,357
5.40%, 12/11/2049	10,116	6,239	COMM 2014-UBS3 Mortgage Trust
CD 2017-CD5 Mortgage Trust			1.29%, 06/10/2047(c),(h),(j)	60,721	3,705
3.35%, 08/15/2050(c),(i)	7,000	5,681	4.81%, 06/10/2047(c),(h)	21,861	18,211
CFCRE Commercial Mortgage Trust 2016-			COMM 2014-UBS5 Mortgage Trust
C6			3.49%, 09/10/2047(c),(h)	10,000	7,694
1.21%, 11/10/2049(h),(j)	45,258	3,752	COMM 2014-UBS6 Mortgage Trust
4.23%, 11/10/2049(h)	7,500	7,626	0.50%, 12/10/2047(c),(h),(j)	60,589	1,839
Citigroup Commercial Mortgage Trust 2007-			COMM 2015-LC23 Mortgage Trust
C6			3.65%, 10/10/2048(c),(h)	6,000	5,302
5.69%, 12/10/2049(c),(h)	28,224	25,578	COMM 2016-COR1 Mortgage Trust
5.69%, 12/10/2049(h)	13,496	12,264	1.49%, 10/10/2049(h),(j)	45,765	4,311
Citigroup Commercial Mortgage Trust 2012-			4.40%, 10/10/2049(h)	5,000	5,034
GC8			Commercial Mortgage Pass Through
4.85%, 09/10/2045(c),(h)	1,875	1,568	Certificates
Citigroup Commercial Mortgage Trust 2013-			3.50%, 02/10/2047(c)	18,498	12,005
GC15			Commercial Mortgage Trust 2007-GG9
4.25%, 09/10/2046(c),(h)	16,492	12,134	5.51%, 03/10/2039	10,055	9,401
5.10%, 09/10/2046(c),(h)	7,700	7,443	5.53%, 03/10/2039	14,000	7,517
Citigroup Commercial Mortgage Trust 2014-			Credit Suisse Commercial Mortgage Trust
GC19			Series 2007-C1
1.24%, 03/10/2047(c),(h),(j)	15,244	972	5.46%, 02/15/2040	30,000	15,230
4.90%, 03/10/2047(c),(h)	3,425	3,179	Credit Suisse Commercial Mortgage Trust
4.90%, 03/10/2047(h)	4,150	4,390	Series 2007-C5
Citigroup Commercial Mortgage Trust 2014-			0.38%, 09/15/2040(c),(h),(j)	69,207	6
GC23			CSAIL 2015-C1 Commercial Mortgage Trust
1.31%, 07/10/2047(c),(h),(j)	55,444	3,486	0.50%, 04/15/2050(c),(h),(j)	62,192	1,960
Citigroup Commercial Mortgage Trust 2015-			DBJPM 17-C6 Mortgage Trust
GC27			1.04%, 06/10/2050(h),(j)	99,971	7,482
4.43%, 02/10/2048(h)	10,000	9,567	3.24%, 06/10/2050(c),(h)	15,000	12,214
Citigroup Commercial Mortgage Trust 2016-			DBUBS 2011-LC1 Mortgage Trust
C1			0.30%, 11/10/2046(c),(h),(j)	142,384	1,413
1.94%, 05/10/2049(h),(j)	37,603	4,787	DBUBS 2011-LC2 Mortgage Trust
Citigroup Commercial Mortgage Trust 2016-			1.13%, 07/10/2044(c),(h),(j)	11,091	347
GC37			Freddie Mac Multifamily Structured Pass
1.81%, 04/10/2049(h),(j)	15,237	1,795	Through Certificates
COMM 2012-CCRE1 Mortgage Trust			0.72%, 03/25/2020(h),(j)	147,202	2,113
2.46%, 05/15/2045(c)	13,993	9,957	1.14%, 01/25/2021(h),(j)	58,893	1,931
5.32%, 05/15/2045(c),(h)	8,889	8,713	1.32%, 08/25/2020(h),(j)	24,498	822
COMM 2012-CCRE4 Mortgage Trust			1.34%, 11/25/2019(h),(j)	53,176	1,207
4.57%, 10/15/2045(c),(h)	5,000	4,347	1.46%, 04/25/2041(h),(j)	86,714	3,059
COMM 2012-CCRE5 Mortgage Trust			1.48%, 01/25/2043(h),(j)	79,054	7,395
4.33%, 12/10/2045(c),(h)	3,475	3,359	1.59%, 05/25/2041(h),(j)	195,059	15,491
4.33%, 12/10/2045(c),(h)	7,500	6,763	1.62%, 08/25/2040(h),(j)	73,469	2,168
COMM 2013-CCRE11 Mortgage Trust			1.62%, 11/25/2042(h),(j)	83,688	5,129
0.87%, 08/10/2050(c),(h),(j)	40,266	1,939	1.65%, 11/25/2040(h),(j)	16,936	1,261
4.37%, 08/10/2050(c),(h)	5,108	3,832	1.66%, 06/25/2041(h),(j)	20,000	1,617
Comm 2013-CCRE13 Mortgage Trust			1.66%, 07/25/2041(h),(j)	166,791	14,137
4.75%, 12/10/2023(c),(h)	6,421	6,160	1.66%, 06/25/2042(h),(j)	13,000	372
4.75%, 12/10/2023(c),(h)	18,660	14,160	1.70%, 04/25/2045(h),(j)	48,322	1,282
COMM 2013-CCRE6 Mortgage Trust			1.87%, 05/25/2040(h),(j)	156,517	12,520
1.35%, 03/10/2046(h),(j)	79,318	2,607	1.90%, 11/25/2039(h),(j)	68,598	1,607
4.13%, 03/10/2046(c),(h)	12,700	11,651	2.00%, 09/25/2039(h),(j)	32,000	668
4.13%, 03/10/2046(c),(h)	10,500	8,261	2.10%, 10/25/2025(h),(j)	47,224	990
			2.21%, 12/25/2039(h),(j)	25,654	2,220
			2.25%, 01/25/2041(h),(j)	15,544	1,118

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund July 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
Freddie Mac Multifamily Structured Pass			JP Morgan Chase Commercial Mortgage
Through Certificates (continued)			Securities Trust 2011-C5
2.52%, 07/25/2039(h),(j)	$89,000	$1,695	4.00%, 08/15/2046(c)	$6,000	$5,062
2.58%, 11/25/2041(h),(j)	103,647	10,292	5.41%, 08/15/2046(c),(h)	4,844	4,931
2.58%, 12/25/2043(h),(j)	72,451	5,844	JP Morgan Chase Commercial Mortgage
2.80%, 08/25/2039(h),(j)	38,877	3,924	Securities Trust 2012-C6
2.81%, 01/25/2043(h),(j)	85,739	7,888	2.97%, 05/15/2045(c)	7,500	5,754
3.21%, 02/25/2042(h),(j)	91,849	10,066	JP Morgan Chase Commercial Mortgage
3.61%, 06/25/2041(h),(j)	4,400	532	Securities Trust 2012-C8
4.62%, 11/25/2044(h),(j)	1,800	246	2.75%, 10/15/2045(c),(h)	8,553	6,359
FREMF 2011-K704 Mortgage Trust			JP Morgan Chase Commercial Mortgage
0.10%, 10/25/2030(c),(h),(j)	549,461	408	Securities Trust 2013-C10
FREMF 2016-KBAM Mortgage Trust			0.35%, 12/15/2047(c),(h),(j)	276,436	5,187
8.45%, 09/25/2022(c),(f),(h)	68,415	65,893	JP Morgan Chase Commercial Mortgage
1 Month LIBOR + 7.22%			Securities Trust 2013-C16
GS Mortgage Securities Corp II			1.23%, 12/15/2046(c),(h),(j)	20,750	1,269
3.38%, 05/10/2050(h)	4,500	3,312	3.74%, 12/15/2046(c)	10,000	7,404
GS Mortgage Securities Trust 2010-C1			4.97%, 12/15/2046(c),(h)	16,203	15,488
1.39%, 08/10/2043(c),(h),(j)	43,439	1,467	JP Morgan Chase Commercial Mortgage
GS Mortgage Securities Trust 2010-C2			Securities Trust 2013-LC11
5.18%, 12/10/2043(c),(h)	5,000	5,137	1.01%, 04/15/2046(c),(h),(j)	49,841	2,235
GS Mortgage Securities Trust 2011-GC5			1.42%, 04/15/2046(h),(j)	66,205	3,574
5.40%, 08/10/2044(c),(h)	3,660	2,938	JP Morgan Chase Commercial Mortgage
GS Mortgage Securities Trust 2012-GC6			Securities Trust 2014-C20
0.20%, 01/10/2045(c),(h),(j)	226,505	1,885	1.12%, 07/15/2047(h),(j)	93,522	4,089
GS Mortgage Securities Trust 2012-GCJ7			JP Morgan Chase Commercial Mortgage
5.70%, 05/10/2045(c),(h)	7,429	7,387	Securities Trust 2016-JP3
GS Mortgage Securities Trust 2012-GCJ9			3.48%, 08/15/2049(h)	4,000	3,835
4.83%, 11/10/2045(c),(h)	5,000	4,756	JPMBB Commercial Mortgage Securities
4.83%, 11/10/2045(c),(h)	8,500	7,579	Trust 2013-C12
GS Mortgage Securities Trust 2013-GC16			4.09%, 07/15/2045(h)	13,826	12,661
3.50%, 11/10/2046(c),(h)	2,500	1,748	JPMBB Commercial Mortgage Securities
5.32%, 11/10/2046(c),(h)	3,544	3,468	Trust 2013-C15
GS Mortgage Securities Trust 2013-GCJ14			1.50%, 11/15/2045(c),(h),(j)	11,500	868
4.76%, 08/10/2046(c),(h)	10,460	9,919	3.50%, 11/15/2045(c)	9,191	6,743
4.76%, 08/10/2046(c),(h)	7,742	6,258	5.06%, 11/15/2045(c),(h)	23,750	23,107
4.76%, 08/10/2046(c),(h)	2,500	1,924	JPMBB Commercial Mortgage Securities
GS Mortgage Securities Trust 2014-GC26			Trust 2014-C18
1.20%, 11/10/2047(c),(h),(j)	29,811	2,234	1.06%, 02/15/2047(h),(j)	56,838	2,423
4.51%, 11/10/2047(c),(h)	2,570	2,262	4.81%, 02/15/2047(c),(h)	7,850	6,891
JP Morgan Chase Commercial Mortgage			JPMBB Commercial Mortgage Securities
Securities Trust 2005-CIBC12			Trust 2014-C19
4.99%, 09/12/2037	41	41	4.67%, 04/15/2047(c),(h)	1,200	1,081
JP Morgan Chase Commercial Mortgage			4.67%, 04/15/2047(h)	5,750	5,975
Securities Trust 2005-LDP4			JPMBB Commercial Mortgage Securities
5.13%, 10/15/2042	4,948	4,933	Trust 2014-C21
JP Morgan Chase Commercial Mortgage			1.08%, 08/15/2047(h),(j)	43,974	2,478
Securities Trust 2006-CIBC16			JPMBB Commercial Mortgage Securities
5.62%, 05/12/2045	16,395	13,994	Trust 2014-C23
JP Morgan Chase Commercial Mortgage			0.83%, 09/15/2047(h),(j)	288,460	9,538
Securities Trust 2006-CIBC17			JPMBB Commercial Mortgage Securities
5.49%, 12/12/2043	14,745	6,659	Trust 2014-C24
JP Morgan Chase Commercial Mortgage			3.92%, 11/15/2047(c),(h)	20,500	17,311
Securities Trust 2006-LDP7			JPMBB Commercial Mortgage Securities
5.94%, 04/17/2045(h)	9,000	7,391	Trust 2014-C26
JP Morgan Chase Commercial Mortgage			4.43%, 01/15/2048(h)	5,000	4,938
Securities Trust 2006-LDP9			JPMBB Commercial Mortgage Securities
5.34%, 05/15/2047	1,000	991	Trust 2015-C28
JP Morgan Chase Commercial Mortgage			0.50%, 10/15/2048(c),(h),(j)	54,005	1,694
Securities Trust 2007-CIBC19			1.19%, 10/15/2048(h),(j)	62,129	3,504
5.79%, 02/12/2049(h)	35,000	29,084	4.24%, 10/15/2048(h)	5,000	4,748
JP Morgan Chase Commercial Mortgage			JPMBB Commercial Mortgage Securities
Securities Trust 2007-CIBC20			Trust 2015-C29
6.31%, 02/12/2051(c),(h)	5,755	5,805	3.70%, 05/15/2048(h)	4,500	3,563
JP Morgan Chase Commercial Mortgage			JPMBB Commercial Mortgage Securities
Securities Trust 2010-CNTR			Trust 2015-C30
1.96%, 08/05/2032(c),(h),(j)	11,433	492	0.69%, 07/15/2048(h),(j)	82,940	2,834
JP Morgan Chase Commercial Mortgage			JPMBB Commercial Mortgage Securities
Securities Trust 2011-C3			Trust 2015-C31
4.41%, 02/15/2046(c)	4,330	3,732	0.50%, 08/15/2048(c),(h),(j)	42,377	1,369
			JPMCC Commercial Mortgage Securities
			Trust 2017-JP6
			1.33%, 07/15/2050(h),(j)	23,988	1,953

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
July 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)		Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
JPMCC Commercial Mortgage Securities			Morgan Stanley Bank of America Merrill
Trust 2017-JP7			Lynch Trust 2014-C16
4.56%, 09/15/2050(c),(h)	$7,000	$ 6,754	4.26%, 06/15/2047(c),(h)		$17,104	$12,589
LB Commercial Mortgage Trust 2007-C3			4.76%, 06/15/2047(c),(h)		12,500	11,353
5.91%, 07/15/2044(h)	1,248	1,254	Morgan Stanley Bank of America Merrill
5.91%, 07/15/2044(h)	12,738	12,233	Lynch Trust 2014-C18
LB-UBS Commercial Mortgage Trust 2003-			0.94%, 10/15/2047(h),(j)		188,365	6,171
C8			4.49%, 10/15/2047		4,408	4,245
0.19%, 09/15/2037(c),(h),(j)	721	—	Morgan Stanley Bank of America Merrill
LB-UBS Commercial Mortgage Trust 2005-			Lynch Trust 2015-C20
C3			1.39%, 02/15/2048(c),(h),(j)		41,500	3,661
4.95%, 07/15/2040(h)	410	415	Morgan Stanley Bank of America Merrill
LB-UBS Commercial Mortgage Trust 2006-			Lynch Trust 2015-C26
C6			3.06%, 10/15/2048(c),(h)		2,185	1,768
5.47%, 09/15/2039(h)	8,500	765	Morgan Stanley Bank of America Merrill
LB-UBS Commercial Mortgage Trust 2006-			Lynch Trust 2016-C29
C7			1.65%, 05/15/2049(h),(j)		42,085	4,394
5.41%, 11/15/2038	13,440	10,139	Morgan Stanley Capital I Trust 2011-C3
LB-UBS Commercial Mortgage Trust 2007-			0.79%, 07/15/2049(c),(h),(j)		24,049	579
C6			UBS Commercial Mortgage Trust 2012-C1
6.27%, 07/15/2040(h)	13,250	13,217	0.35%, 05/10/2045(c),(h),(j)		143,076	2,273
6.27%, 07/15/2040(h)	8,841	8,803	5.00%, 05/10/2045(c)		8,000	6,790
LB-UBS Commercial Mortgage Trust 2007-			UBS-Barclays Commercial Mortgage Trust
C7			2012	-C2
6.28%, 09/15/2045(h)	8,845	8,814	1.38%, 05/10/2063(c),(h),(j)		28,358	1,502
Merrill Lynch Mortgage Trust 2006-C1			UBS-Barclays Commercial Mortgage Trust
5.57%, 05/12/2039(h)	15,000	11,696	2012	-C3
Merrill Lynch Mortgage Trust 2007-C1			5.00%, 08/10/2049(c),(h)		20,994	17,346
5.82%, 06/12/2050(h)	15,683	161	5.04%, 08/10/2049(c),(h)		25,827	26,113
ML-CFC Commercial Mortgage Trust 2006-			UBS-Barclays Commercial Mortgage Trust
3			2012	-C4
5.52%, 07/12/2046(h)	6,207	6,199	4.49%, 12/10/2045(c),(h)		21,000	20,682
5.55%, 07/12/2046(h)	2,500	2,397	4.49%, 12/10/2045(c),(h)		17,981	14,610
ML-CFC Commercial Mortgage Trust 2007-			UBS-Barclays Commercial Mortgage Trust
5			2013	-C5
5.45%, 08/12/2048	7,589	6,371	4.08%, 03/10/2046(c),(h)		9,150	8,294
ML-CFC Commercial Mortgage Trust 2007-			4.08%, 03/10/2046(c),(h)		5,759	4,239
9			Wachovia Bank Commercial Mortgage Trust
6.19%, 09/12/2049(h)	30,490	25,459	Series 2006-C26
Morgan Stanley Bank of America Merrill			6.10%, 06/15/2045(h)		8,406	5,989
Lynch Trust 2012-C5			Wachovia Bank Commercial Mortgage Trust
0.08%, 08/15/2045(c),(h),(j)	221,584	945	Series 2006-C29
4.69%, 08/15/2045(c),(h)	6,787	6,539	5.37%, 11/15/2048		660	661
Morgan Stanley Bank of America Merrill			Wachovia Bank Commercial Mortgage Trust
Lynch Trust 2013-C10			Series 2007-C30
4.08%, 07/15/2046(c),(h)	5,609	5,120	5.48%, 12/15/2043		22,500	22,277
Morgan Stanley Bank of America Merrill			Wachovia Bank Commercial Mortgage Trust
Lynch Trust 2013-C11			Series 2007-C34
0.54%, 08/15/2046(h),(j)	146,849	2,096	6.17%, 05/15/2046(h)		8,718	8,717
Morgan Stanley Bank of America Merrill			Wachovia Commercial Mortgage Securities
Lynch Trust 2013-C13			Inc Commercial Mortgage Pass Through
4.89%, 11/15/2046(c),(h)	5,462	5,187	Certificates Series 2003 C5
Morgan Stanley Bank of America Merrill			2.03%, 06/15/2035(c),(h),(j)		380	1
Lynch Trust 2013-C8			Wells Fargo Commercial Mortgage Trust
1.03%, 12/15/2048(h),(j)	90,385	4,014	2010	-C1
4.06%, 12/15/2048(c),(h)	18,500	17,072	0.58%, 11/15/2043(c),(h),(j)		13,678	244
Morgan Stanley Bank of America Merrill			Wells Fargo Commercial Mortgage Trust
Lynch Trust 2013-C9			2014-L	C18
4.13%, 05/15/2046(c),(h)	4,150	3,225	1.16%, 12/15/2047(h),(j)		84,456	5,178
Morgan Stanley Bank of America Merrill			3.96%, 12/15/2047(c),(h)		13,500	11,144
Lynch Trust 2014-C14			Wells Fargo Commercial Mortgage Trust
4.83%, 02/15/2047(h)	6,750	7,223	2015	-C28
4.83%, 02/15/2047(c),(h)	10,331	8,051	4.13%, 05/15/2048(h)		10,000	7,828
Morgan Stanley Bank of America Merrill			Wells Fargo Commercial Mortgage Trust
Lynch Trust 2014-C15			2015-NX	S1
0.89%, 04/15/2047(c),(h),(j)	67,485	2,846	2.88%, 05/15/2048(c),(h)		6,916	4,353
4.89%, 04/15/2047(c),(h)	8,786	8,149	4.10%, 05/15/2048(h)		3,500	3,075
4.89%, 04/15/2047(c),(h)	4,000	3,090	Wells Fargo Commercial Mortgage Trust
			2015-NX	S2
			4.25%, 07/15/2058(h)		9,153	7,311
			Wells Fargo Commercial Mortgage Trust
			2015-NX	S3
			3.15%, 09/15/2057(c),(h)		5,000	3,526

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund July 31, 2017 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)					Commercial Services (continued)
Wells Fargo Commercial Mortgage Trust					Prime Security Services Borrower LLC /
2016-C34					Prime Finance Inc
2.18%, 06/15/2049(h),(j)			$36,148	$4,627	9.25%, 05/15/2023(c)		$11,600	$12,934
Wells Fargo Commercial Mortgage Trust					ServiceMaster Co LLC/The
2016-C36					5.13%, 11/15/2024(c)		2,225	2,275
4.19%, 11/15/2059(h)			4,000	4,015	Team Health Holdings Inc
Wells Fargo Commercial Mortgage Trust					6.38%, 02/01/2025(c)		16,285	15,959
2016-NX	S5				United Rentals North America Inc
4.88%, 01/15/2059(h)			7,681	8,166	4.88%, 01/15/2028(i)		4,175	4,186
4.88%, 01/15/2059(h)			4,254	4,177	5.88%, 09/15/2026		1,075	1,157
Wells Fargo Commercial Mortgage Trust								$105,214
2017-C38					Computers - 0.26%
1.24%, 07/15/2050(h),(j)			80,000	6,447	Compiler Finance Sub Inc
WFRBS Commercial Mortgage Trust 2011-					7.00%, 05/01/2021(c)		3,159	1,580
C4					Conduent Finance Inc / Xerox Business
0.41%, 06/15/2044(c),(h),(j)			89,791	1,150	Services LLC
WFRBS Commercial Mortgage Trust 2011-					10.50%, 12/15/2024(c)		17,630	20,627
C5					Dell International LLC / EMC Corp
0.12%, 11/15/2044(c),(h),(j)			121,416	648	7.13%, 06/15/2024(c)		7,820	8,702
WFRBS Commercial Mortgage Trust 2013-								$30,909
C11					Consumer Products - 0.08%
4.21%, 03/15/2045(c),(h)			10,000	7,952	ACCO Brands Corp
WFRBS Commercial Mortgage Trust 2014-					5.25%, 12/15/2024(c)		2,740	2,850
C20					Prestige Brands Inc
3.99%, 05/15/2047(c),(h)			10,000	7,870	5.38%, 12/15/2021(c)		6,910	7,100
WFRBS Commercial Mortgage Trust 2014-								$9,950
C22
3.91%, 09/15/2057(c),(h)			10,000	7,943	Cosmetics & Personal Care - 0.13%
					High Ridge Brands Co
WFRBS Commercial Mortgage Trust 2014-					8.88%, 03/15/2025(c)		15,350	15,235
C24
3.69%, 11/15/2047(c)			11,047	7,310
					Credit Card Asset Backed Securities - 0.11%
				$1,358,969	Barclays Dryrock Issuance Trust
Commercial Services - 0.88%					1.62%, 09/15/2020(h)		5,000	5,004
Acwa Power Management And Investments					1 Month LIBOR + 0.39%
One Ltd					World Financial Network Credit Card Master
5.95%, 12/15/2039(c)			8,413	8,515	Trust
Ahern Rentals Inc					1.71%, 02/15/2022(h)		8,295	8,314
7.38%, 05/15/2023(c)			2,625	2,323	1 Month LIBOR + 0.48%
Alpine Finance Merger Sub LLC								$13,318
6.88%, 08/01/2025(c)			3,775	3,917
					Distribution & Wholesale - 0.46%
Atento Luxco 1 SA
6.13%, 08/10/2022(c),(i)			4,750	4,809	Alliance Automotive Finance PLC
					6.25%, 12/01/2021	EUR	2,150	2,661
7.38%, 01/29/2020			4,642	4,758	American Tire Distributors Inc
CSVC Acquisition Corp					10.25%, 03/01/2022(c)		$38,119	39,739
7.75%, 06/15/2025(c)			1,800	1,862
					LKQ Corp
ENA Norte Trust					4.75%, 05/15/2023		7,500	7,594
4.95%, 04/25/2028(c)			2,809	2,907
					VWR Funding Inc
4.95%, 04/25/2028			463	479	4.63%, 04/15/2022	EUR	3,900	4,782
Europcar Groupe SA								$54,776
5.75%, 06/15/2022		EUR	1,300	1,630	Diversified Financial Services - 1.12%
Garda World Security Corp					Alliance Data Systems Corp
7.25%, 11/15/2021(c)			$3,000	3,045
					5.38%, 08/01/2022(c)		$12,045	12,196
GW Honos Security Corp					5.88%, 11/01/2021(c)		4,450	4,628
8.75%, 05/15/2025(c)			2,400	2,556
					6.38%, 04/01/2020(c)		1,500	1,523
Jaguar Holding Co II / Pharmaceutical Product					Ally Financial Inc
Development LLC					5.75%, 11/20/2025		11,215	12,000
6.38%, 08/01/2023(c)			4,150	4,409
					American Express Co
KAR Auction Services Inc					5.20%, 12/31/2049(g),(h)		2,000	2,077
5.13%, 06/01/2025(c)			2,800	2,919	3 Month LIBOR + 3.43%

La Financiere Atalian SAS
4.00%, 05/15/2024 (c)		EUR	650	804	ASP AMC Merger Sub Inc
					8.00%, 05/15/2025(c)		12,800	12,688
Loxam SAS					Charles Schwab Corp/The
6.00%, 04/15/2025			2,100	2,695	7.00%, 02/28/2049(g),(h)		4,198	4,809
Midas Intermediate Holdco II LLC / Midas					3 Month LIBOR + 4.82%
Intermediate Holdco II Finance Inc
7.88%, 10/01/2022(c)			$10,333	10,759	CIT Group Inc
					5.80%, 12/31/2049(g),(h)		3,285	3,429
Nielsen Finance LLC / Nielsen Finance Co					3 Month LIBOR + 3.97%
5.00%, 04/15/2022(c)			10,003	10,316
					Credit Acceptance Corp
					7.38%, 03/15/2023		5,979	6,278
					FBM Finance Inc
					8.25%, 08/15/2021(c)		15,050	16,141

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund July 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Diversified Financial Services (continued)				Energy - Alternate Sources (continued)
Jefferies LoanCore LLC / JLC Finance Corp				TerraForm Power Operating LLC
6.88%, 06/01/2020(c)		$4,775	$4,900	6.37%, 02/01/2023(c),(h)		$2,650	$2,756
Lincoln Finance Ltd							$7,500
7.38%, 04/15/2021(c)		6,550	6,927	Engineering & Construction - 0.18%
National Rural Utilities Cooperative Finance				AECOM
Corp				5.13%, 03/15/2027		2,350	2,368
5.25%, 04/20/2046(h)		2,200	2,343	5.75%, 10/15/2022		5,765	6,039
3 Month LIBOR + 3.63%				Aeropuertos Dominicanos Siglo XXI SA
Navient Corp				6.75%, 03/30/2029(c)		3,340	3,594
5.88%, 03/25/2021		1,930	2,037	Indika Energy Capital II Pte Ltd
7.25%, 09/25/2023		2,695	2,948	6.88%, 04/10/2022(c)		2,118	2,102
NewStar Financial Inc				Michael Baker International LLC / CDL
7.25%, 05/01/2020		5,275	5,407	Acquisition Co Inc
NFP Corp				8.25%, 10/15/2018(c)		2,650	2,637
6.88%, 07/15/2025(c)		22,950	23,348	Odebrecht Finance Ltd
Pershing Square Holdings Ltd				5.25%, 06/27/2029		2,540	952
5.50%, 07/15/2022(c)		4,500	4,707	7.13%, 06/26/2042(c)		2,870	1,184
Tempo Acquisition LLC / Tempo Acquisition				Pratama Agung Pte Ltd
Finance Corp				6.25%, 02/24/2020		600	625
6.75%, 06/01/2025(c)		6,490	6,730	Tutor Perini Corp
			$135,116	6.88%, 05/01/2025(c)		2,410	2,591
Electric - 0.70%							$22,092
1MDB Energy Ltd				Entertainment - 0.64%
5.99%, 05/11/2022		3,500	3,812	AMC Entertainment Holdings Inc
AES Andres BV / Dominican Power Partners /				5.88%, 11/15/2026		11,295	11,520
Empresa Generadora de Electricidad				6.13%, 05/15/2027		2,030	2,088
7.95%, 05/11/2026(c)		3,300	3,563	6.13%, 05/15/2027(c)		1,300	1,331
Dynegy Inc				6.38%, 11/15/2024	GBP	1,400	1,963
7.38%, 11/01/2022		3,270	3,303	CCM Merger Inc
7.63%, 11/01/2024		25,330	24,982	6.00%, 03/15/2022(c)		$3,110	3,259
Emera Inc				Cinemark USA Inc
6.75%, 06/15/2076(h)		2,700	3,078	4.88%, 06/01/2023		2,375	2,415
3 Month LIBOR + 5.44%				Eldorado Resorts Inc
Enel SpA				6.00%, 04/01/2025		320	343
5.00%, 01/15/2075(h)	EUR	2,000	2,569	7.00%, 08/01/2023		3,500	3,780
EUR Swap Annual 5YR + 3.65%				International Game Technology PLC
6.62%, 09/15/2076(h)	GBP	943	1,394	6.25%, 02/15/2022(c)		9,278	10,160
GBP Swap 5YR + 4.09%				6.50%, 02/15/2025(c)		1,940	2,141
8.75%, 09/24/2073(c),(h)		$4,500	5,422	Lions Gate Entertainment Corp
USSW5 Index Spread + 5.88%				5.88%, 11/01/2024(c)		2,065	2,168
Energuate Trust				Penn National Gaming Inc
5.88%, 05/03/2027(c)		603	621	5.63%, 01/15/2027(c)		1,770	1,823
Eskom Holdings SOC Ltd				Pinnacle Entertainment Inc
5.75%, 01/26/2021(c)		1,075	1,081	5.63%, 05/01/2024(c)		1,540	1,598
7.13%, 02/11/2025(c)		10,151	10,293	Regal Entertainment Group
7.13%, 02/11/2025		300	304	5.75%, 03/15/2022		3,522	3,671
Greenko Investment Co				5.75%, 06/15/2023		3,000	3,135
4.88%, 08/16/2023(c)		468	460	Schumann SpA
Listrindo Capital BV				7.00%, 07/31/2023	EUR	2,875	3,420
4.95%, 09/14/2026(c)		2,355	2,364	Scientific Games International Inc
Majapahit Holding BV				6.63%, 05/15/2021		$3,550	3,665
7.75%, 01/20/2020(c)		1,730	1,940	7.00%, 01/01/2022(c)		4,600	4,899
7.88%, 06/29/2037		1,375	1,806	10.00%, 12/01/2022		825	920
NRG Energy Inc				Six Flags Entertainment Corp
7.25%, 05/15/2026		3,250	3,437	4.88%, 07/31/2024(c)		5,275	5,367
Pampa Energia SA				Snaitech SpA
7.38%, 07/21/2023(c)		5,731	5,995	6.38%, 11/07/2021	EUR	1,000	1,276
7.50%, 01/24/2027(c)		7,401	7,678	WMG Acquisition Corp
			$84,102	4.13%, 11/01/2024		2,473	3,101
Electronics - 0.06%				6.75%, 04/15/2022(c)		$3,280	3,444
Techem Energy Metering Service GmbH &							$77,487
Co KG				Food - 0.77%
7.88%, 10/01/2020	EUR	1,800	2,204	Albertsons Cos LLC / Safeway Inc / New
Trionista TopCo GmbH				Albertson's Inc / Albertson's LLC
6.88%, 04/30/2021		4,000	4,927	6.63%, 06/15/2024(c)		2,150	2,021
			$7,131	BI-LO LLC / BI-LO Finance Corp
Energy - Alternate Sources - 0.06%				9.25%, 02/15/2019(c)		2,785	2,395
Greenko Dutch BV				Boparan Finance PLC
4.88%, 07/24/2022(c)		$1,435	1,434	5.50%, 07/15/2021(h)	GBP	2,350	3,054
5.25%, 07/24/2024(c)		1,650	1,648	Casino Guichard Perrachon SA
8.00%, 08/01/2019		1,598	1,662	4.05%, 08/05/2026(h)	EUR	1,000	1,283
				4.50%, 03/07/2024(h)		1,500	1,989

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
July 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's) Value (000's)
Food (continued)				Healthcare - Products - 0.10%
Clearwater Seafoods Inc				DJO Finco Inc / DJO Finance LLC / DJO
6.88%, 05/01/2025(c)		$1,030	1,100	Finance Corp
ESAL GmbH				8.13%, 06/15/2021(c)		$3,540	$3,336
6.25%, 02/05/2023(c)		3,327	3,107	Kinetic Concepts Inc / KCI USA Inc
JBS Investments GmbH				7.88%, 02/15/2021(c)		2,250	2,379
7.25%, 04/03/2024(c)		950	924	Universal Hospital Services Inc
7.75%, 10/28/2020(c)		2,375	2,369	7.63%, 08/15/2020		6,210	6,319
JBS USA LUX SA / JBS USA Finance Inc							$12,034
5.75%, 06/15/2025(c)		3,123	3,092	Healthcare - Services - 1.70%
KeHE Distributors LLC / KeHE Finance				Centene Corp
Corp				6.13%, 02/15/2024		1,880	2,045
7.63%, 08/15/2021(c)		6,075	6,105	CHS/Community Health Systems Inc
Lamb Weston Holdings Inc				5.13%, 08/01/2021		2,700	2,717
4.88%, 11/01/2026(c)		1,695	1,772	6.25%, 03/31/2023		4,300	4,407
MARB BondCo PLC				DaVita Inc
7.00%, 03/15/2024(c)		897	889	5.00%, 05/01/2025		3,325	3,374
Marfrig Holdings Europe BV				5.13%, 07/15/2024		9,500	9,767
6.88%, 06/24/2019(c)		2,336	2,406	Eagle Holding Co II LLC
8.00%, 06/08/2023(c)		980	1,018	7.63%, PIK 8.38%, 05/15/2022(c),(k)		12,000	12,480
Minerva Luxembourg SA				Envision Healthcare Corp
6.50%, 09/20/2026(c)		4,558	4,558	6.25%, 12/01/2024(c)		3,500	3,771
7.75%, 01/31/2023(c)		2,405	2,525	HCA Inc
Moy Park BondCo PLC				4.50%, 02/15/2027		7,325	7,490
6.25%, 05/29/2021	GBP	1,500	2,041	5.00%, 03/15/2024		2,500	2,654
Pinnacle Foods Finance LLC / Pinnacle Foods				5.88%, 02/15/2026		5,200	5,668
Finance Corp				HomeVi SAS
5.88%, 01/15/2024		$2,625	2,815	6.88%, 08/15/2021	EUR	2,300	2,825
Post Holdings Inc				MPH Acquisition Holdings LLC
5.00%, 08/15/2026(c)		8,605	8,831	7.13%, 06/01/2024(c)		$4,750	5,142
5.50%, 03/01/2025(c)		5,800	6,119	Opal Acquisition Inc
6.00%, 12/15/2022(c)		5,000	5,287	7.50%, 07/01/2024(c)		33,897	33,516
Premier Foods Finance PLC				10.00%, 10/01/2024(c)		5,440	4,869
6.50%, 03/15/2021	GBP	900	1,205	RegionalCare Hospital Partners Holdings Inc
Simmons Foods Inc				8.25%, 05/01/2023(c)		24,830	26,692
7.88%, 10/01/2021(c)		$12,516	13,345	Select Medical Corp
Tesco PLC				6.38%, 06/01/2021		5,511	5,676
6.13%, 02/24/2022	GBP	3,900	5,906	Surgery Center Holdings Inc
TreeHouse Foods Inc				6.75%, 07/01/2025(c)		3,130	3,216
6.00%, 02/15/2024(c)		$1,800	1,931	8.88%, 04/15/2021(c)		5,805	6,298
US Foods Inc				Synlab Bondco PLC
5.88%, 06/15/2024(c)		4,485	4,681	6.25%, 07/01/2022	EUR	3,000	3,836
			$92,768	Tenet Healthcare Corp
Forest Products & Paper - 0.13%				4.63%, 07/15/2024(c)		$5,385	5,358
Eldorado Intl. Finance GmbH				5.13%, 05/01/2025(c)		6,575	6,616
8.63%, 06/16/2021(c)		6,405	6,669	6.75%, 06/15/2023		30,655	30,272
Fibria Overseas Finance Ltd				7.00%, 08/01/2025(c)		6,800	6,715
5.25%, 05/12/2024		582	615	7.50%, 01/01/2022(c)		1,295	1,399
Smurfit Kappa Acquisitions Unltd Co				Unilabs Subholding AB
2.75%, 02/01/2025	EUR	2,000	2,452	5.75%, 05/15/2025(c)	EUR	1,200	1,433
Suzano Austria GmbH				WellCare Health Plans Inc
7.00%, 03/16/2047(c)		$1,640	1,738	5.25%, 04/01/2025		$5,940	6,296
Tembec Industries Inc							$204,532
9.00%, 12/15/2019(c)		3,085	3,192	Holding Companies - Diversified - 0.75%
WEPA Hygieneprodukte GmbH				CeramTec Group GmbH
3.75%, 05/15/2024	EUR	1,000	1,238	8.25%, 08/15/2021	EUR	4,300	5,319
			$15,904	HRG Group Inc
Gas - 0.05%				7.75%, 01/15/2022		$76,306	80,503
NGL Energy Partners LP / NGL Energy				ProGroup AG
Finance Corp				5.13%, 05/01/2022	EUR	2,400	2,994
7.50%, 11/01/2023(c)		$5,735	5,534	Sinochem Overseas Capital Co Ltd
Perusahaan Gas Negara Persero Tbk				6.30%, 11/12/2040		$950	1,211
5.13%, 05/16/2024		508	549				$90,027
			$6,083	Home Builders - 0.08%
Hand & Machine Tools - 0.00%				Beazer Homes USA Inc
Stanley Black & Decker Inc				8.75%, 03/15/2022		2,645	2,952
5.75%, 12/15/2053		450	473	Century Communities Inc
3 Month LIBOR + 4.30%				5.88%, 07/15/2025(c)		2,125	2,130
				Lennar Corp
				4.50%, 04/30/2024		4,260	4,431
							$9,513

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund July 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Insurance - 1.61%				Internet (continued)
AG Insurance SA				Zayo Group LLC / Zayo Capital
6.75%, 03/29/2049(g),(h)		$3,000	$3,150	Inc (continued)
USSW6 Index Spread + 5.43%				6.00%, 04/01/2023		$1,200	$1,264
AIG Life Holdings Inc				6.38%, 05/15/2025		3,810	4,129
8.50%, 07/01/2030		5,400	7,168				$30,555
Alliant Holdings Intermediate LLC				Iron & Steel - 0.70%
8.25%, 08/01/2023(c)		40,268	42,986
				ABJA Investment Co Pte Ltd
Allstate Corp/The				4.85%, 01/31/2020		914	942
5.75%, 08/15/2053(h)		100	110
3 Month LIBOR + 2.94%				5.95%, 07/31/2024		855	907
				AK Steel Corp
American Equity Investment Life Holding				7.00%, 03/15/2027		1,585	1,658
Co				7.50%, 07/15/2023		2,660	2,909
5.00%, 06/15/2027		4,552	4,738	7.63%, 10/01/2021		1,030	1,075
American International Group Inc				ArcelorMittal
8.18%, 05/15/2068		1,500	2,048	3.00%, 04/09/2021	EUR	1,900	2,423
3 Month LIBOR + 4.20%				7.50%, 10/15/2039(h)		$7,800	9,204
AssuredPartners Inc
7.00%, 08/15/2025(c),(i)		21,915	22,079	Commercial Metals Co
				5.38%, 07/15/2027		2,140	2,231
Aviva PLC				CSN Islands XI Corp
8.25%, 04/29/2049(g)		350	354	6.88%, 09/21/2019(c)		2,740	2,206
Catlin Insurance Co Ltd
4.28%, 07/29/2049(c),(g),(h)		8,670	8,410	Evraz Group SA
3 Month LIBOR + 5.95%				6.50%, 04/22/2020		3,595	3,793
				Material Sciences Corp
Great-West Life & Annuity Insurance Capital				14.00%, PIK 5.25%, 06/22/2022(d),(e),(f),(k)		20,932	19,466
LP				Optima Specialty Steel
6.63%, 11/15/2034(c)		2,400	2,832	0.00%, 12/30/2016(a),(d),(e),(f)		14,740	14,740
Hartford Financial Services Group Inc/The				Samarco Mineracao SA
3.31%, 02/12/2067(c),(h)		3,000	2,927	0.00%, 11/01/2022(a),(c)		3,925	2,296
3 Month LIBOR + 2.13%				0.00%, 10/24/2023(a),(c)		2,900	1,696
HUB International Ltd
7.88%, 10/01/2021(c)		10,322	10,786	Signode Industrial Group Lux SA/Signode
				Industrial Group US Inc
Legal & General Group PLC				6.38%, 05/01/2022(c)		4,425	4,624
5.25%, 03/21/2047		5,000	5,294	thyssenkrupp AG
USSW5 Index Spread + 3.69%				1.38%, 03/03/2022	EUR	1,900	2,257
Liberty Mutual Group Inc
7.80%, 03/07/2087(c)		9,861	12,376	Vale Overseas Ltd
				5.88%, 06/10/2021		$3,920	4,278
Liberty Mutual Insurance Co				6.25%, 08/10/2026		2,320	2,579
7.70%, 10/15/2097(c)		946	1,341
				6.88%, 11/10/2039		4,821	5,370
Lincoln National Corp							$84,654
3.35%, 04/20/2067(h)		5,584	5,137
3 Month LIBOR + 2.04%				Leisure Products & Services - 0.03%
				Silversea Cruise Finance Ltd
MetLife Capital Trust IV				7.25%, 02/01/2025(c)		2,980	3,207
7.88%, 12/15/2067(c)		5,000	6,706
MetLife Inc
9.25%, 04/08/2068(c),(h)		11,000	16,349	Lodging - 0.16%
				Jack Ohio Finance LLC / Jack Ohio Finance 1
Provident Financing Trust I				Corp
7.41%, 03/15/2038		4,400	4,972	6.75%, 11/15/2021(c)		2,980	3,107
Prudential Financial Inc				10.25%, 11/15/2022(c)		7,700	8,470
5.88%, 09/15/2042(h)		3,700	4,121
3 Month LIBOR + 4.18%				Melco Resorts Finance Ltd
				4.88%, 06/06/2025(c)		3,448	3,422
Prudential PLC
7.75%, 12/31/2049(g)		2,215	2,312	Studio City Co Ltd
				5.88%, 11/30/2019(c)		488	515
USIS Merger Sub Inc				7.25%, 11/30/2021(c)		1,361	1,461
6.88%, 05/01/2025(c)		3,950	4,088

Voya Financial Inc				Wynn Las Vegas LLC / Wynn Las Vegas
5.65%, 05/15/2053 (h)		19,800	21,236	Capital Corp
3 Month LIBOR + 7.16%				5.25%, 05/15/2027(c)		2,800	2,866

XLIT Ltd							$19,841
3.76%, 12/31/2049(g),(h)		2,100	1,969	Machinery - Construction & Mining - 0.07%
3 Month LIBOR + 2.46%				BlueLine Rental Finance Corp / BlueLine
				Rental LLC
			$193,489	9.25%, 03/15/2024(c)		3,385	3,673
Internet - 0.25%				Vertiv Group Corp
EIG Investors Corp				9.25%, 10/15/2024(c)		3,860	4,265
10.88%, 02/01/2024		4,125	4,579
Netflix Inc							$7,938
3.63%, 05/15/2027	EUR	1,300	1,580	Machinery - Diversified - 0.37%
3.63%, 05/15/2027(c)		1,550	1,885	Cleaver-Brooks Inc
				8.75%, 12/15/2019(c)		10,645	10,964
4.38%, 11/15/2026(c)		$2,385	2,415
				9.75%, 12/31/2019(c),(e),(f)		12,500	12,375
5.50%, 02/15/2022		7,460	8,075
				Cloud Crane LLC
TIBCO Software Inc				10.13%, 08/01/2024 (c)		9,240	10,395
11.38%, 12/01/2021(c)		4,850	5,329
Zayo Group LLC / Zayo Capital Inc
5.75%, 01/15/2027(c)		1,225	1,299

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund July 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Machinery - Diversified (continued)				Media (continued)
Xerium Technologies Inc				Ziggo Bond Co BV
9.50%, 08/15/2021		$10,070	$10,649	7.13%, 05/15/2024		$2,725	$3,645
			$44,383	Ziggo Bond Finance BV
Media - 1.80%				4.63%, 01/15/2025		1,000	1,255
Altice Financing SA				5.88%, 01/15/2025(c)		3,930	4,068
5.25%, 02/15/2023	EUR	1,000	1,252	6.00%, 01/15/2027(c)		2,555	2,642
6.50%, 01/15/2022(c)		$2,660	2,772	Ziggo Secured Finance BV
6.63%, 02/15/2023(c)		13,510	14,312	5.50%, 01/15/2027(c)		10,715	11,090
Altice US Finance I Corp							$215,834
5.50%, 05/15/2026(c)		2,140	2,268	Metal Fabrication & Hardware - 0.29%
AMC Networks Inc				Novelis Corp
4.75%, 08/01/2025		2,305	2,325	5.88%, 09/30/2026(c)		750	790
5.00%, 04/01/2024		9,365	9,646	6.25%, 08/15/2024(c)		3,050	3,264
Banijay Group SAS				Optimas OE Solutions Holding LLC / Optimas
4.00%, 07/01/2022(c)	EUR	150	183	OE Solutions Inc
Cable One Inc				8.63%, 06/01/2021(c)		29,884	29,286
5.75%, 06/15/2022(c)		$2,067	2,170	Park-Ohio Industries Inc
Cablevision SA/Argentina				6.63%, 04/15/2027(c)		1,030	1,090
6.50%, 06/15/2021(c)		3,133	3,320				$34,430
CCO Holdings LLC / CCO Holdings Capital				Mining - 1.32%
Corp				Alcoa Nederland Holding BV
5.13%, 05/01/2023(c)		7,100	7,455	6.75%, 09/30/2024(c)		1,405	1,549
5.13%, 05/01/2027(c)		7,860	8,126	Aleris International Inc
5.50%, 05/01/2026(c)		8,000	8,500	7.88%, 11/01/2020		2,937	2,840
5.88%, 04/01/2024(c)		4,275	4,590	9.50%, 04/01/2021(c)		7,825	8,255
CSC Holdings LLC				Anglo American Capital PLC
5.25%, 06/01/2024		9,060	9,409	2.88%, 11/20/2020	EUR	2,000	2,550
6.63%, 10/15/2025(c)		1,650	1,819	3.50%, 03/28/2022		2,000	2,641
DISH DBS Corp				Century Aluminum Co
5.00%, 03/15/2023		1,050	1,089	7.50%, 06/01/2021(c)		$32,532	33,549
5.88%, 11/15/2024		10,590	11,488	Cia Minera Ares SAC
7.75%, 07/01/2026		4,700	5,628	7.75%, 01/23/2021(c)		564	599
Midcontinent Communications / Midcontinent				Cia Minera Milpo SAA
Finance Corp				4.63%, 03/28/2023(c)		2,363	2,404
6.88%, 08/15/2023(c)		4,700	5,094	Constellium NV
Quebecor Media Inc				4.63%, 05/15/2021	EUR	1,000	1,202
5.75%, 01/15/2023		4,190	4,515	6.63%, 03/01/2025(c)		$5,290	5,290
Radiate Holdco LLC / Radiate Finance Inc				Corp Nacional del Cobre de Chile
6.63%, 02/15/2025(c)		3,900	3,905	4.50%, 08/01/2047(c),(i)		2,425	2,392
SFR Group SA				First Quantum Minerals Ltd
5.63%, 05/15/2024	EUR	4,000	5,147	7.25%, 05/15/2022(c)		4,441	4,605
6.00%, 05/15/2022(c)		$8,450	8,841	7.50%, 04/01/2025(c)		8,855	9,090
6.25%, 05/15/2024(c)		3,000	3,169	FMG Resources August 2006 Pty Ltd
7.38%, 05/01/2026(c)		3,075	3,329	5.13%, 05/15/2024(c)		1,280	1,328
Sirius XM Radio Inc				Freeport-McMoRan Inc
5.00%, 08/01/2027(c)		4,850	4,954	6.88%, 02/15/2023		2,060	2,235
6.00%, 07/15/2024(c)		5,500	5,933	IAMGOLD Corp
Telenet Finance V Luxembourg SCA				7.00%, 04/15/2025(c)		435	450
6.75%, 08/15/2024	EUR	2,100	2,710	International Wire Group Inc
Telenet Finance VI Luxembourg SCA				10.75%, 08/01/2021(c)		7,400	6,494
4.88%, 07/15/2027		2,000	2,592	Joseph T Ryerson & Son Inc
Tribune Media Co				11.00%, 05/15/2022(c)		18,880	21,570
5.88%, 07/15/2022		$7,150	7,490	Mirabela Nickel Ltd
Unitymedia GmbH				1.00%, 09/10/2044(e),(f)		141	—
3.75%, 01/15/2027	EUR	3,000	3,622	Nyrstar Netherlands Holdings BV
6.13%, 01/15/2025(c)		$4,225	4,542	6.88%, 03/15/2024	EUR	2,150	2,609
Unitymedia Hessen GmbH & Co KG /				Real Alloy Holding Inc
Unitymedia NRW GmbH				10.00%, 01/15/2019(c)		$21,860	21,150
5.75%, 01/15/2023	EUR	1,094	1,359	Southern Copper Corp
UPC Holding BV				5.25%, 11/08/2042		1,312	1,351
3.88%, 06/15/2029(c)		3,000	3,428	5.88%, 04/23/2045		1,720	1,893
UPCB Finance IV Ltd				Stillwater Mining Co
5.38%, 01/15/2025(c)		$1,150	1,199	7.13%, 06/27/2025(c)		6,200	6,079
Viacom Inc				Taseko Mines Ltd
5.87%, 02/28/2057(h)		3,349	3,433	8.75%, 06/15/2022(c)		2,685	2,668
3 Month LIBOR + 3.90%				Teck Resources Ltd
Virgin Media Finance PLC				3.75%, 02/01/2023		645	651
5.75%, 01/15/2025(c)		2,000	2,090	6.25%, 07/15/2041		5,110	5,551
6.00%, 10/15/2024(c)		6,975	7,380	Vedanta Resources PLC
6.38%, 10/15/2024	GBP	3,100	4,397	6.00%, 01/31/2019		2,600	2,697
7.00%, 04/15/2023		1,100	1,549
VTR Finance BV
6.88%, 01/15/2024(c)		$5,725	6,104

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund July 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Mining (continued)			Mortgage Backed Securities (continued)
Vedanta Resources PLC (continued)			Ginnie Mae (continued)
6.38%, 07/30/2022(c)	$3,467	$3,597	3.82%, 09/16/2043(h),(j)	$32,180	$4,078
7.13%, 05/31/2023(c)	99	104	1 Month LIBOR + 5.05%
8.25%, 06/07/2021(c)	880	983	4.00%, 03/20/2045(h),(j)	9,640	1,636
		$158,376	4.37%, 04/20/2045(h),(j)	21,123	3,766
Miscellaneous Manufacturers - 0.05%			1 Month LIBOR + 5.60%
Bombardier Inc			4.50%, 04/20/2045(h),(j)	15,244	3,067
6.13%, 01/15/2023(c)	1,180	1,204	4.50%, 04/20/2045(j)	10,703	2,116
7.50%, 03/15/2025(c)	1,675	1,773	4.79%, 12/20/2040(h),(j)	3,629	633
8.75%, 12/01/2021(c)	3,065	3,479	1 Month LIBOR + 6.02%
		$6,456	4.82%, 04/20/2046(h),(j)	20,211	4,524
Mortgage Backed Securities - 2.38%			1 Month LIBOR + 6.05%
Amherst Pierpont Securities LLC			4.82%, 05/20/2046(h),(j)	26,365	5,551
4.92%, 10/03/2047(f),(i)	28,571	6,951	1 Month LIBOR + 6.05%
1 Month LIBOR + 6.15%			4.87%, 10/16/2041(h),(j)	34,102	7,353
BCAP LLC 2013-RR4 Trust			1 Month LIBOR + 6.10%
4.07%, 02/13/2051(c),(h),(j)	32,470	43	4.87%, 07/16/2042(h),(j)	20,816	4,621
6.07%, 02/13/2051(c),(h)	11,334	11,334	1 Month LIBOR + 6.10%
Fannie Mae Connecticut Avenue Securities			4.87%, 07/20/2042(h),(j)	15,444	3,164
2.68%, 01/25/2029(h)	6,616	6,704	1 Month LIBOR + 6.10%
1 Month LIBOR + 1.45%			4.87%, 12/16/2043(h),(j)	22,889	3,703
Fannie Mae REMICS			1 Month LIBOR + 6.10%
4.50%, 02/25/2043(h),(j)	2,683	497	4.87%, 06/20/2046(h),(j)	26,780	5,684
4.82%, 07/25/2042(h),(j)	23,125	4,794	1 Month LIBOR + 6.10%
1 Month LIBOR + 6.05%			4.87%, 06/20/2046(h),(j)	15,451	3,525
4.82%, 03/25/2047(h),(j)	8,007	1,754	1 Month LIBOR + 6.10%
1 Month LIBOR + 6.05%			4.87%, 08/20/2046(h),(j)	18,679	4,449
4.85%, 03/25/2047(h),(j)	22,075	5,604	1 Month LIBOR + 6.10%
1 Month LIBOR + 6.08%			4.87%, 09/20/2046(h),(j)	19,325	4,799
4.87%, 01/25/2045(h),(j)	6,288	1,158	1 Month LIBOR + 6.10%
1 Month LIBOR + 6.10%			4.87%, 11/20/2046(h),(j)	19,282	4,530
4.87%, 09/25/2046(h),(j)	19,501	3,760	1 Month LIBOR + 6.10%
1 Month LIBOR + 6.10%			4.87%, 01/20/2047(h),(j)	22,025	4,932
4.87%, 09/25/2046(h),(j)	20,286	3,591	1 Month LIBOR + 6.10%
1 Month LIBOR + 6.10%			4.87%, 01/20/2047(h),(j)	18,664	3,920
4.87%, 09/25/2046(h),(j)	16,825	2,911	1 Month LIBOR + 6.10%
1 Month LIBOR + 6.10%			4.87%, 01/20/2047(h),(j)	21,466	4,683
4.87%, 09/25/2046(h),(j)	21,465	4,166	1 Month LIBOR + 6.10%
1 Month LIBOR + 6.10%			4.92%, 08/20/2044(h),(j)	18,186	4,075
4.87%, 06/25/2047(h),(j)	22,208	5,133	1 Month LIBOR + 6.15%
1 Month LIBOR + 6.10%			4.92%, 03/20/2047(h),(j)	24,650	5,406
4.92%, 12/25/2042(h),(j)	18,186	4,024	1 Month LIBOR + 6.15%
1 Month LIBOR + 6.15%			4.92%, 04/20/2047(h),(j)	14,887	3,643
4.92%, 07/25/2043(h),(j)	28,545	6,693	1 Month LIBOR + 6.15%
1 Month LIBOR + 6.15%			4.92%, 04/20/2047(h),(j)	29,779	6,592
4.92%, 07/25/2047(h),(j)	21,419	5,091	1 Month LIBOR + 6.15%
1 Month LIBOR + 6.15%			4.97%, 09/20/2041(h),(j)	7,394	1,209
4.92%, 07/25/2047(h),(j)	32,105	7,698	1 Month LIBOR + 6.20%
1 Month LIBOR + 6.15%			4.97%, 08/20/2042(h),(j)	18,650	3,477
4.92%, 07/25/2047(h),(j)	30,737	7,030	1 Month LIBOR + 6.20%
1 Month LIBOR + 6.15%			4.97%, 04/20/2044(h),(j)	22,154	4,710
4.92%, 07/25/2047(h),(j)	19,851	4,699	1 Month LIBOR + 6.20%
1 Month LIBOR + 6.15%			4.97%, 11/20/2045(h),(j)	15,947	3,232
5.27%, 01/25/2042(h),(j)	17,243	3,542	1 Month LIBOR + 6.20%
1 Month LIBOR + 6.50%			4.98%, 07/20/2047(f),(h),(j)	20,000	4,828
Freddie Mac REMICS			1 Month LIBOR + 6.20%
4.93%, 07/15/2047(h),(j)	30,801	6,859	4.98%, 07/20/2047(f),(h),(j)	22,500	5,766
1 Month LIBOR + 6.15%			1 Month LIBOR + 6.20%
Freddie Mac Structured Agency Credit Risk			5.02%, 06/20/2044(h),(j)	23,112	3,890
Debt Notes			1 Month LIBOR + 6.25%
2.03%, 03/25/2029(h)	4,174	4,185	5.02%, 08/16/2045(h),(j)	6,673	1,407
1 Month LIBOR + 0.80%			1 Month LIBOR + 6.25%
2.43%, 11/25/2028(h)	3,166	3,177	5.02%, 10/20/2045(h),(j)	18,758	3,707
1 Month LIBOR + 1.20%			1 Month LIBOR + 6.25%
3.88%, 03/25/2028(h)	3,049	3,136	5.02%, 11/20/2045(h),(j)	11,348	2,163
1 Month LIBOR + 2.65%			1 Month LIBOR + 6.25%
4.08%, 04/25/2028(h)	4,675	4,869	5.07%, 05/20/2045(h),(j)	17,463	3,474
1 Month LIBOR + 2.85%			1 Month LIBOR + 6.30%
Ginnie Mae			5.37%, 03/20/2042(h),(j)	18,628	4,670
3.50%, 06/20/2041(j)	25,065	3,833	1 Month LIBOR + 6.60%
3.50%, 05/20/2046(h),(j)	10,592	1,856	5.42%, 02/20/2042(h),(j)	11,046	2,534
			1 Month LIBOR + 6.65%

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund July 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Mortgage Backed Securities (continued)			Oil & Gas (continued)
Ginnie Mae (continued)			Oasis Petroleum Inc
5.47%, 05/16/2041(h),(j)	$16,814	$3,170	6.88%, 01/15/2023		$4,510	$4,431
1 Month LIBOR + 6.70%			Parsley Energy LLC / Parsley Finance Corp
5.52%, 03/20/2042(h),(j)	27,765	4,882	5.25%, 08/15/2025(c)		1,325	1,348
1 Month LIBOR + 6.75%			PDC Energy Inc
5.52%, 11/20/2045(h),(j)	14,803	3,455	6.13%, 09/15/2024(c)		2,150	2,206
1 Month LIBOR + 6.75%			Pertamina Persero PT
5.52%, 12/20/2045(h),(j)	19,228	3,949	4.30%, 05/20/2023(c)		6,103	6,356
1 Month LIBOR + 6.75%			4.88%, 05/03/2022(c)		4,348	4,656
5.74%, 04/20/2041(h),(j)	2,071	442	5.25%, 05/23/2021		3,768	4,073
1 Month LIBOR + 7.10%			5.63%, 05/20/2043		2,286	2,423
		$286,507	6.00%, 05/03/2042(c)		3,095	3,413
Oil & Gas - 3.48%			6.45%, 05/30/2044		1,880	2,188
Antero Resources Corp			6.50%, 05/27/2041		320	375
5.00%, 03/01/2025	4,600	4,531	Petroamazonas EP
5.13%, 12/01/2022	4,500	4,568	4.63%, 02/16/2020(c)		5,081	4,751
5.38%, 11/01/2021	4,125	4,237	Petrobras Global Finance BV
Ascent Resources Utica Holdings LLC / ARU			4.38%, 05/20/2023		4,250	4,117
Finance Corp			5.38%, 01/27/2021		1,500	1,541
10.00%, 04/01/2022(c)	2,590	2,655	6.88%, 01/20/2040		3,440	3,345
Callon Petroleum Co			7.25%, 03/17/2044		3,197	3,213
6.13%, 10/01/2024	2,996	3,116	7.38%, 01/17/2027		10,580	11,452
6.13%, 10/01/2024(c)	2,355	2,449	8.38%, 05/23/2021		1,562	1,757
Carrizo Oil & Gas Inc			8.75%, 05/23/2026		9,274	10,897
8.25%, 07/15/2025	1,265	1,333	Petroleos de Venezuela SA
Chesapeake Energy Corp			5.38%, 04/12/2027		3,705	1,207
8.00%, 01/15/2025(c)	2,120	2,125	5.50%, 04/12/2037		12,935	4,212
8.00%, 06/15/2027(c)	1,270	1,270	6.00%, 05/16/2024		17,605	5,832
Continental Resources Inc/OK			6.00%, 11/15/2026		6,450	2,097
4.50%, 04/15/2023	4,290	4,183	6.00%, 11/15/2026		9,859	3,205
Cosan Luxembourg SA			8.50%, 10/27/2020		2,910	1,928
7.00%, 01/20/2027(c)	2,750	2,853	Petroleos del Peru SA
CrownRock LP / CrownRock Finance Inc			5.63%, 06/19/2047(c)		4,350	4,528
7.13%, 04/15/2021(c)	3,650	3,760	Petroleos Mexicanos
Ecopetrol SA			4.50%, 01/23/2026		1,613	1,602
5.88%, 09/18/2023	300	330	5.50%, 01/21/2021		3,705	3,972
5.88%, 05/28/2045	9,135	8,561	5.63%, 01/23/2046		12,135	11,142
EP Energy LLC / Everest Acquisition Finance			6.00%, 03/05/2020		1,480	1,596
Inc			6.38%, 02/04/2021		2,166	2,372
8.00%, 11/29/2024(c)	2,445	2,469	6.38%, 01/23/2045		4,795	4,829
8.00%, 02/15/2025(c)	1,125	874	6.50%, 03/13/2027(c)		5,012	5,518
9.38%, 05/01/2020	1,440	1,226	6.50%, 03/13/2027(c)		2,454	2,702
EP PetroEcuador via Noble Sovereign			6.75%, 09/21/2047		26,107	27,464
Funding I Ltd			6.75%, 09/21/2047(c)		17,719	18,640
6.92%, 09/24/2019(h)	1,670	1,678	6.88%, 08/04/2026		3,065	3,466
3 Month LIBOR + 5.63%			9.50%, 09/15/2027		1,204	1,552
Extraction Oil & Gas Inc			Precision Drilling Corp
7.38%, 05/15/2024(c),(i)	6,560	6,765	5.25%, 11/15/2024		2,550	2,289
Extraction Oil & Gas Inc / Extraction Finance			PTT Exploration & Production PCL
Corp			4.88%, 12/31/2049(c),(g),(h)		3,955	4,031
7.88%, 07/15/2021(c)	6,650	6,941	U.S. Treasury 5-Year Note + 3.18%
Gazprom OAO Via Gaz Capital SA			QEP Resources Inc
6.51%, 03/07/2022(c)	3,958	4,373	5.25%, 05/01/2023		3,050	2,965
GeoPark Latin America Ltd Agencia en Chile			Raizen Fuels Finance SA
7.50%, 02/11/2020(c)	3,544	3,642	5.30%, 01/20/2027(c)		877	901
Gulfport Energy Corp			Repsol International Finance BV
6.00%, 10/15/2024(c)	5,466	5,398	3.88%, 12/31/2049(g),(h)	EUR	1,000	1,252
6.38%, 05/15/2025(c)	6,885	6,877	EUR Swap Annual 6YR + 3.56%
Halcon Resources Corp			4.50%, 03/25/2075(h)		1,250	1,575
6.75%, 02/15/2025(c)	2,270	2,315	EUR Swap Annual 10YR + 4.20%
Jones Energy Holdings LLC / Jones Energy			Resolute Energy Corp
Finance Corp			8.50%, 05/01/2020		$11,890	12,009
6.75%, 04/01/2022	2,875	2,156	RSP Permian Inc
9.25%, 03/15/2023	4,188	3,330	5.25%, 01/15/2025(c)		1,325	1,345
KazMunayGas National Co JSC			SandRidge Energy Inc
6.38%, 04/09/2021(c)	12,437	13,584	0.00%, 03/15/2021(a),(e),(f)		3,450	—
6.38%, 04/09/2021	2,015	2,201	Seven Generations Energy Ltd
MEG Energy Corp			6.88%, 06/30/2023(c)		3,550	3,745
6.38%, 01/30/2023(c)	5,900	4,941	Sinopec Group Overseas Development 2014
6.50%, 01/15/2025(c)	2,300	2,225	Ltd
7.00%, 03/31/2024(c)	21,627	17,788	4.38%, 04/10/2024(c)		677	723
			State Oil Co of the Azerbaijan Republic
			4.75%, 03/13/2023		8,053	7,942

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
July 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)				Packaging & Containers (continued)
State Oil Co of the Azerbaijan				Reynolds Group Issuer Inc / Reynolds Group
Republic (continued)				Issuer LLC / Reynolds Group Issuer
6.95%, 03/18/2030		$10,511	$11,186	(Luxembourg) S.A.
Sunoco LP / Sunoco Finance Corp				4.80%, 07/15/2021(c),(h)		$3,000	$3,064
6.38%, 04/01/2023		1,065	1,121	3 Month LIBOR + 3.50%
Teine Energy Ltd				5.13%, 07/15/2023(c)		6,440	6,778
6.88%, 09/30/2022(c)		5,694	5,765	6.88%, 02/15/2021(h)		3,694	3,796
Tengizchevroil Finance Co International Ltd				SIG Combibloc Holdings SCA
4.00%, 08/15/2026(c)		5,095	4,994	7.75%, 02/15/2023	EUR	4,000	5,025
Tullow Oil PLC				Silgan Holdings Inc
6.25%, 04/15/2022(c)		5,318	4,906	3.25%, 03/15/2025		3,000	3,653
6.25%, 04/15/2022		7,043	6,497	Verallia Packaging SASU
Ultra Resources Inc				5.13%, 08/01/2022		2,500	3,137
6.88%, 04/15/2022(c)		2,540	2,616				$64,463
Unit Corp				Pharmaceuticals - 0.23%
6.63%, 05/15/2021		9,640	9,568	Catalent Pharma Solutions Inc
Whiting Petroleum Corp				4.75%, 12/15/2024		700	887
5.75%, 03/15/2021		4,080	3,871	Grifols SA
WildHorse Resource Development Corp				3.20%, 05/01/2025		2,900	3,485
6.88%, 02/01/2025(c)		3,335	3,268	Valeant Pharmaceuticals International Inc
YPF SA				4.50%, 05/15/2023		4,800	4,680
8.75%, 04/04/2024(c)		6,272	7,036	5.38%, 03/15/2020(c)		$5,380	5,192
8.88%, 12/19/2018(c)		3,942	4,225	5.63%, 12/01/2021(c)		1,135	1,027
			$418,990	Vizient Inc
Oil & Gas Services - 0.20%				10.38%, 03/01/2024(c)		10,575	12,227
Archrock Partners LP / Archrock Partners							$27,498
Finance Corp				Pipelines - 0.25%
6.00%, 10/01/2022		2,360	2,301	Andeavor Logistics LP / Tesoro Logistics
Bibby Offshore Services PLC				Finance Corp
7.50%, 06/15/2021	GBP	1,300	669	5.25%, 01/15/2025		3,475	3,718
Forum Energy Technologies Inc				Antero Midstream Partners LP / Antero
6.25%, 10/01/2021		$9,570	9,426	Midstream Finance Corp
FTS International Inc				5.38%, 09/15/2024(c)		1,240	1,283
8.75%, 06/15/2020(c),(h)		4,050	4,111	Enterprise Products Operating LLC
3 Month LIBOR + 7.50%				7.03%, 01/15/2068(h)		6,150	6,273
SESI LLC				3 Month LIBOR + 2.68%
7.13%, 12/15/2021		4,285	4,312	Gibson Energy Inc
Weatherford International Ltd				6.75%, 07/15/2021(c)		3,249	3,355
4.50%, 04/15/2022		1,200	1,104	Holly Energy Partners LP / Holly Energy
9.88%, 02/15/2024(c)		1,775	1,904	Finance Corp
			$23,827	6.00%, 08/01/2024(c)		2,900	3,020
Other Asset Backed Securities - 0.05%				NuStar Logistics LP
Dell Equipment Finance Trust 2017-1				5.63%, 04/28/2027		2,950	3,127
1.86%, 06/24/2019(c),(h)		6,500	6,502	Southern Gas Corridor CJSC
				6.88%, 03/24/2026(c)		2,574	2,830
Packaging & Containers - 0.54%				6.88%, 03/24/2026		1,508	1,658
ARD Finance SA				Summit Midstream Holdings LLC / Summit
7.13%, PIK 7.88%, 09/15/2023(k)		3,470	3,727	Midstream Finance Corp
Ardagh Packaging Finance PLC / Ardagh				5.75%, 04/15/2025		2,320	2,349
Holdings USA Inc				Transcanada Trust
4.75%, 07/15/2027(c)	GBP	800	1,066	5.87%, 08/15/2076(h)		1,900	2,079
6.00%, 02/15/2025(c)		$3,680	3,919	3 Month LIBOR + 4.64%
6.75%, 05/15/2024	EUR	4,000	5,312				$29,692
7.25%, 05/15/2024(c)		$920	1,015	Private Equity - 0.04%
Ball Corp				Icahn Enterprises LP / Icahn Enterprises
4.38%, 12/15/2023	EUR	2,000	2,695	Finance Corp
Berry Plastics Corp				5.88%, 02/01/2022		4,560	4,687
6.00%, 10/15/2022		$4,500	4,781
BWAY Holding Co				Real Estate - 0.03%
7.25%, 04/15/2025(c)		2,295	2,393	Crescent Communities LLC/Crescent
Coveris Holdings SA				Ventures Inc
7.88%, 11/01/2019(c)		4,115	4,074	8.88%, 10/15/2021(c)		3,015	3,166
Crown Cork & Seal Co Inc
7.38%, 12/15/2026		4,345	5,095	Regional Authority - 0.20%
Crown European Holdings SA				Brazil Loan Trust 1
3.38%, 05/15/2025	EUR	1,700	2,098	5.48%, 07/24/2023(c)		4,969	5,081
Flex Acquisition Co Inc				Province of British Columbia Canada
6.88%, 01/15/2025(c)		$2,700	2,835	6.60%, 01/09/2020(c)	INR	133,400	2,112
				Provincia de Buenos Aires/Argentina
				5.38%, 01/20/2023(c)	EUR	600	702
				6.50%, 02/15/2023(c)		$790	803
				7.88%, 06/15/2027(c)		4,410	4,501

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund July 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Regional Authority (continued)				Software (continued)
Provincia de Buenos				Genesys Telecommunications Laboratories
Aires/Argentina (continued)				Inc/Greeneden Lux 3 Sarl
9.38%, 09/14/2018		$4,005	$4,251	10.00%, 11/30/2024(c)		$8,000	$9,080
Provincia de Neuquen Argentina				Infor US Inc
7.50%, 04/27/2025(c)		3,260	3,304	6.50%, 05/15/2022		14,958	15,575
Provincia del Chaco Argentina				Informatica LLC
9.38%, 08/18/2024		3,321	3,268	7.13%, 07/15/2023(c)		9,017	9,186
			$24,022	j2 Cloud Services LLC / j2 Global Co-Obligor
REITS - 0.36%				Inc
Equinix Inc				6.00%, 07/15/2025(c)		210	219
5.38%, 04/01/2023		3,000	3,120	Open Text Corp
5.88%, 01/15/2026		4,050	4,435	5.63%, 01/15/2023(c)		9,875	10,369
ESH Hospitality Inc				5.88%, 06/01/2026(c)		1,650	1,786
5.25%, 05/01/2025(c)		3,650	3,814	PTC Inc
GEO Group Inc/The				6.00%, 05/15/2024		3,000	3,229
5.88%, 10/15/2024		5,200	5,401	Quintiles IMS Inc
iStar Inc				3.25%, 03/15/2025	EUR	3,000	3,649
6.00%, 04/01/2022		3,255	3,369	5.00%, 10/15/2026(c)		$4,270	4,473
6.50%, 07/01/2021		2,000	2,094	RP Crown Parent LLC
MGM Growth Properties Operating				7.38%, 10/15/2024(c)		14,143	14,779
Partnership LP / MGP Finance Co-Issuer Inc				Sophia LP / Sophia Finance Inc
5.63%, 05/01/2024		2,940	3,197	9.00%, 09/30/2023(c)		15,250	15,860
MPT Operating Partnership LP / MPT Finance				SS&C Technologies Holdings Inc
Corp				5.88%, 07/15/2023		8,748	9,295
6.38%, 03/01/2024		745	812				$135,393
QCP SNF West/Central/East/AL REIT LLC				Sovereign - 9.96%
8.13%, 11/01/2023(c)		13,385	13,720	1MDB Global Investments Ltd
Trust F/1401				4.40%, 03/09/2023		25,200	23,411
6.95%, 01/30/2044(c)		2,600	2,779	Angolan Government International Bond
			$42,741	9.50%, 11/12/2025(c)		3,996	4,254
Retail - 0.25%				9.50%, 11/12/2025		13,061	13,905
1011778 BC ULC / New Red Finance Inc				Argentine Bonos del Tesoro
4.25%, 05/15/2024(c)		3,400	3,419	22.75%, 03/05/2018	ARS	66,118	3,731
6.00%, 04/01/2022(c)		2,000	2,065	21.20%, 09/19/2018		88,977	5,067
Carrols Restaurant Group Inc				Argentine Republic Government International
8.00%, 05/01/2022		2,400	2,566	Bond
KFC Holding Co/Pizza Hut Holdings				0.00%, 12/15/2035(a),(h)	EUR	96,272	10,391
LLC/Taco Bell of America LLC				0.00%, 12/15/2035(a),(h)		$22,065	2,030
4.75%, 06/01/2027(c)		895	923	2.26%, 12/31/2038	EUR	1,960	1,427
L Brands Inc				2.50%, 12/31/2038(h)		$9,355	6,076
6.75%, 07/01/2036		3,650	3,468	6.63%, 07/06/2028		5,815	5,815
Landry's Inc				7.13%, 06/28/2117(c)		9,800	8,898
6.75%, 10/15/2024(c)		2,725	2,794	7.82%, 12/31/2033	EUR	45,584	56,134
Reliance Intermediate Holdings LP				7.82%, 12/31/2033		9,518	11,817
6.50%, 04/01/2023(c)		7,250	7,721	Bahrain Government International Bond
Stonegate Pub Co Financing PLC				6.00%, 09/19/2044(c)		$6,440	5,608
4.88%, 03/15/2022(c)	GBP	800	1,082	7.00%, 10/12/2028(c)		4,507	4,632
Suburban Propane Partners LP/Suburban				Brazil Minas SPE via State of Minas Gerais
Energy Finance Corp				5.33%, 02/15/2028(h)		25,223	25,097
5.50%, 06/01/2024		$4,385	4,330	Brazil Notas do Tesouro Nacional Serie F
5.75%, 03/01/2025		350	346	10.00%, 01/01/2027	BRL	44,893	14,457
Tops Holding LLC / Tops Markets II Corp				10.00%, 01/01/2025		59,225	19,156
8.00%, 06/15/2022(c)		1,440	1,166	Brazilian Government International Bond
			$29,880	4.88%, 01/22/2021		$5,115	5,422
Semiconductors - 0.05%				5.00%, 01/27/2045		6,755	6,052
Micron Technology Inc				5.63%, 01/07/2041		1,394	1,370
7.50%, 09/15/2023		3,030	3,379	5.63%, 02/21/2047		1,647	1,606
Sensata Technologies UK Financing Co PLC				6.00%, 04/07/2026		4,929	5,410
6.25%, 02/15/2026(c)		2,375	2,589	Chile Government International Bond
			$5,968	3.86%, 06/21/2047		6,675	6,735
				City of Buenos Aires Argentina
Software - 1.13%				23.55%, 03/29/2024(h)	ARS	50,156	2,754
Camelot Finance SA				Argentina Deposit Rates Badlar + 3.25%
7.88%, 10/15/2024(c)		7,250	7,884
Change Healthcare Holdings LLC / Change				Colombia Government International Bond
Healthcare Finance Inc				2.63%, 03/15/2023		$3,640	3,563
5.75%, 03/01/2025(c)		3,450	3,566	4.00%, 02/26/2024		8,216	8,534
Epicor / Eagle Parent 2L Note				4.50%, 01/28/2026		1,000	1,063
9.55%, 06/01/2023(e),(f),(h)		15,000	14,397	5.00%, 06/15/2045		8,630	8,742
First Data Corp				10.38%, 01/28/2033		5,359	8,239
5.00%, 01/15/2024(c)		9,325	9,698	Colombian TES
5.38%, 08/15/2023(c)		2,250	2,348	7.00%, 05/04/2022	COP 17,871,300		6,162
				Costa Rica Government International Bond
				4.25%, 01/26/2023		$2,643	2,590

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
July 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's) Value (000's)
Sovereign (continued)				Sovereign (continued)
Costa Rica Government International				Indonesia Government International
Bond (continued)				Bond (continued)
4.38%, 04/30/2025(c)		$11,444	$ 11,015	5.25%, 01/17/2042(c)		$3,200	$3,503
5.63%, 04/30/2043(c)		652	588	5.25%, 01/17/2042		6,075	6,650
7.00%, 04/04/2044(c)		2,859	2,995	5.25%, 01/08/2047(c)		3,560	3,935
7.16%, 03/12/2045		13,630	14,448	Indonesia Treasury Bond
7.16%, 03/12/2045(c)		5,550	5,883	8.25%, 05/15/2036	IDR 29,411,000		2,341
Croatia Government International Bond				8.75%, 05/15/2031		63,915,000	5,344
5.50%, 04/04/2023(c)		4,487	4,981	Iraq International Bond
5.50%, 04/04/2023		4,694	5,210	5.80%, 01/15/2028		$21,506	19,700
6.00%, 01/26/2024(c)		9,537	10,872	Ivory Coast Government International Bond
6.75%, 11/05/2019		1,021	1,111	5.38%, 07/23/2024		1,248	1,226
6.75%, 11/05/2019(c)		3,105	3,379	5.38%, 07/23/2024(c)		4,282	4,207
Dominican Republic International Bond				5.75%, 12/31/2032(c)		6,028	5,909
5.50%, 01/27/2025		14,392	15,148	5.75%, 12/31/2032(h)		8,451	8,284
5.88%, 04/18/2024(c)		1,007	1,083	6.13%, 06/15/2033(c)		12,040	11,790
5.95%, 01/25/2027(c)		7,860	8,400	Jordan Government International Bond
6.60%, 01/28/2024		7,975	8,892	5.75%, 01/31/2027(c)		1,679	1,668
6.85%, 01/27/2045(c)		4,900	5,366	5.75%, 01/31/2027		1,730	1,719
6.85%, 01/27/2045		10	11	KazAgro National Management Holding JSC
7.45%, 04/30/2044(c)		3,266	3,829	4.63%, 05/24/2023(c)		5,005	4,925
7.50%, 05/06/2021(c)		2,600	2,880	Kenya Government International Bond
8.63%, 04/20/2027		763	920	5.88%, 06/24/2019(c)		7,718	7,919
Ecuador Government International Bond				6.88%, 06/24/2024		5,194	5,300
7.95%, 06/20/2024		2,231	2,136	6.88%, 06/24/2024(c)		64	65
9.63%, 06/02/2027(c)		6,450	6,595	6.88%, 06/24/2024(c)		2,270	2,316
9.65%, 12/13/2026(c)		1,053	1,079	KSA Sukuk Ltd
10.75%, 03/28/2022(c)		2,692	2,914	2.89%, 04/20/2022(c)		3,215	3,211
10.75%, 03/28/2022		2,140	2,317	Lebanon Government International Bond
Egypt Government International Bond				6.00%, 01/27/2023		1,208	1,192
6.13%, 01/31/2022(c)		7,254	7,482	6.40%, 05/26/2023		1,208	1,215
8.50%, 01/31/2047(c)		8,425	9,155	6.60%, 11/27/2026		591	589
El Salvador Government International Bond				6.85%, 03/23/2027		10,479	10,552
5.88%, 01/30/2025		1,851	1,673	Malaysia Government Bond
5.88%, 01/30/2025(c)		3,035	2,743	3.58%, 09/28/2018	MYR	63,439	14,871
6.38%, 01/18/2027		1,293	1,170	3.76%, 03/15/2019		14,393	3,383
6.38%, 01/18/2027(c)		917	830	Mexican Bonos
7.38%, 12/01/2019		381	385	6.50%, 06/09/2022(h)	MXN	113,530	6,311
7.63%, 02/01/2041		1,473	1,351	7.50%, 06/03/2027(h)		192,440	11,304
7.65%, 06/15/2035		1,302	1,211	8.00%, 06/11/2020(h)		125,000	7,257
7.75%, 01/24/2023		4,714	4,767	8.50%, 11/18/2038(h)		83,850	5,398
8.25%, 04/10/2032		4,231	4,199	Mexico Government International Bond
8.25%, 04/10/2032(c)		633	628	4.00%, 10/02/2023		$1,965	2,069
8.63%, 02/28/2029(c)		2,970	3,074	4.15%, 03/28/2027		3,369	3,516
Ethiopia International Bond				4.35%, 01/15/2047		715	684
6.63%, 12/11/2024(c)		3,167	3,183	4.60%, 01/23/2046		3,358	3,324
6.63%, 12/11/2024		1,800	1,809	4.75%, 03/08/2044		1,265	1,280
Export-Import Bank of Korea				Montenegro Government International Bond
6.90%, 01/08/2021(c)	IDR 44,000,000		3,274	5.75%, 03/10/2021(c)	EUR	3,528	4,508
Gabon Government International Bond				Namibia International Bonds
6.38%, 12/12/2024(c)		$13,367	13,048	5.25%, 10/29/2025(c)		$2,314	2,387
6.38%, 12/12/2024		3,999	3,904	Nigeria Government International Bond
6.95%, 06/16/2025(c)		12,179	12,118	7.88%, 02/16/2032(c)		1,267	1,398
Georgia Government International Bond				Oman Government International Bond
6.88%, 04/12/2021(c)		2,593	2,886	4.75%, 06/15/2026(c)		1,344	1,337
Ghana Government International Bond				5.38%, 03/08/2027		3,959	4,098
8.13%, 01/18/2026(c)		3,155	3,254	6.50%, 03/08/2047(c)		8,459	8,818
10.75%, 10/14/2030		3,393	4,229	Panama Government International Bond
Hazine Mustesarligi Varlik Kiralama AS				6.70%, 01/26/2036		752	980
4.56%, 10/10/2018(c)		2,900	2,962	Paraguay Government International Bond
Honduras Government International Bond				4.63%, 01/25/2023		1,987	2,085
6.25%, 01/19/2027(c)		2,882	3,032	5.00%, 04/15/2026(c)		572	610
Hungary Government Bond				6.10%, 08/11/2044(c)		813	912
3.25%, 10/22/2031	HUF	2,369,020	8,734	Peru Government Bond
Indonesia Government International Bond				6.15%, 08/12/2032(c)	PEN	17,563	5,549
3.38%, 04/15/2023(c)		$8,375	8,433	Perusahaan Penerbit SBSN Indonesia III
4.13%, 01/15/2025		5,508	5,721	4.55%, 03/29/2026(c)		$5,185	5,451
4.35%, 01/08/2027(c)		4,065	4,269	Peruvian Government International Bond
4.75%, 01/08/2026		12,830	13,845	5.70%, 08/12/2024(c)	PEN	12,406	3,979
4.75%, 07/18/2047(c)		5,140	5,315	6.95%, 08/12/2031(c)		10,002	3,409
5.13%, 01/15/2045		914	991	8.20%, 08/12/2026(c)		20,849	7,719
				Philippine Government International Bond
				3.90%, 11/26/2022	PHP	80,000	1,560
See accompanying notes.				56

     Schedule of Investments Global Diversified Income Fund July 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Sovereign (continued)				Sovereign (continued)
Philippine Government International				Ukraine Government International
Bond (continued)				Bond (continued)
4.95%, 01/15/2021	PHP	42,000	$853	7.75%, 09/01/2023		$4,630	$4,684
Qatar Government International Bond				7.75%, 09/01/2023(c)		9,201	9,308
3.25%, 06/02/2026(c)		$1,019	1,009	7.75%, 09/01/2024		593	592
4.50%, 01/20/2022(c)		8,921	9,512	7.75%, 09/01/2024(c)		13,459	13,445
Republic of Angola Via Northern Lights III				7.75%, 09/01/2025		358	355
BV				7.75%, 09/01/2025(c)		16,963	16,819
7.00%, 08/17/2019		3,386	3,505	7.75%, 09/01/2026(c)		2,629	2,586
Republic of Azerbaijan International Bond				7.75%, 09/01/2026		5,700	5,608
4.75%, 03/18/2024(c)		22,247	22,648	7.75%, 09/01/2027		200	196
4.75%, 03/18/2024		1,402	1,427	7.75%, 09/01/2027(c)		14,458	14,189
Republic of Cameroon International Bond				Ukreximbank Via Biz Finance PLC
9.50%, 11/19/2025(c)		2,780	3,267	9.75%, 01/22/2025		5,430	5,685
9.50%, 11/19/2025		3,900	4,583	Venezuela Government International Bond
Republic of Poland Government Bond				6.00%, 12/09/2020		5,615	2,246
2.50%, 07/25/2026	PLN	18,926	4,946	7.75%, 10/13/2019		35,505	15,178
Republic of South Africa Government Bond				13.63%, 08/15/2018		6,000	3,330
7.00%, 02/28/2031	ZAR	100,000	6,278	Zambia Government International Bond
8.75%, 01/31/2044		58,017	3,931	5.38%, 09/20/2022(c)		5,697	5,411
Republic of South Africa Government				5.38%, 09/20/2022		8,575	8,144
International Bond				8.50%, 04/14/2024(c)		8,420	8,945
4.30%, 10/12/2028		$15,255	14,464	8.97%, 07/30/2027(c)		2,300	2,493
4.67%, 01/17/2024		6,069	6,198				$1,197,868
4.88%, 04/14/2026		3,043	3,075	Student Loan Asset Backed Securities - 0.18%
5.88%, 09/16/2025		12,660	13,720	Navient Private Education Loan Trust 2015-
Republic of Suriname				C
9.25%, 10/26/2026(c)		3,577	3,657	2.73%, 01/16/2035(c),(h)		7,431	7,493
Romania Government Bond				1 Month LIBOR + 1.50%
3.25%, 03/22/2021	RON	7,480	2,005	Navient Student Loan Trust 2017-3
3.25%, 04/29/2024		37,855	9,773	1.53%, 07/26/2066(c),(h)		4,553	4,553
Russian Federal Bond - OFZ				1 Month LIBOR + 0.30%
7.05%, 01/19/2028(h)	RUB	415,796	6,614	Navient Student Loan Trust 2017-4
7.40%, 12/07/2022		661,620	10,839	1.47%, 09/27/2066(c),(h)		7,000	7,002
7.50%, 02/27/2019(h)		210,640	3,502	1 Month LIBOR + 0.24%
Russian Foreign Bond - Eurobond				SMB Private Education Loan Trust 2016-B
4.50%, 04/04/2022		$200	212	1.88%, 11/15/2023(c),(h)		2,275	2,278
4.75%, 05/27/2026		4,000	4,190	1 Month LIBOR + 0.65%
5.00%, 04/29/2020		3,000	3,177				$21,326
Senegal Government International Bond				Supranational Bank - 0.37%
6.25%, 05/23/2033(c)		8,005	8,225	Africa Finance Corp
Serbia International Bond				3.88%, 04/13/2024(c)		3,210	3,192
7.25%, 09/28/2021(c)		3,315	3,844	Asian Development Bank
Sri Lanka Government International Bond				5.90%, 12/20/2022	INR	272,000	4,237
5.88%, 07/25/2022(c)		7,756	8,126	Banque Ouest Africaine de Developpement
6.13%, 06/03/2025(c)		179	186	5.00%, 07/27/2027(c)		$6,505	6,508
6.20%, 05/11/2027(c)		4,800	4,944	5.50%, 05/06/2021(c)		5,916	6,254
6.25%, 10/04/2020(c)		4,100	4,359	Eastern and Southern African Trade and
6.25%, 07/27/2021		14,875	15,842	Development Bank
Trinidad & Tobago Government International				6.38%, 12/06/2018		4,970	5,158
Bond				European Bank for Reconstruction &
4.50%, 08/04/2026(c)		2,324	2,301	Development
Turkey Government Bond				7.38%, 04/15/2019	IDR 94,630,000		7,226
9.20%, 09/22/2021	TRY	32,613	8,840	International Bank for Reconstruction &
11.10%, 05/15/2019		45,839	12,996	Development
11.00%, 02/24/2027		37,909	11,202	5.75%, 10/28/2019	INR	236,950	3,706
Turkey Government International Bond				International Finance Corp
3.25%, 03/23/2023		$7,803	7,395	6.45%, 10/30/2018		500,170	7,888
4.25%, 04/14/2026		4,845	4,652				$44,169
4.88%, 04/16/2043		3,266	2,942	Telecommunications - 1.64%
5.13%, 03/25/2022		2,916	3,053	Altice Luxembourg SA
5.13%, 03/25/2022		4,930	5,162	7.25%, 05/15/2022	EUR	4,700	5,910
5.63%, 03/30/2021		2,779	2,962	CenturyLink Inc
5.75%, 03/22/2024		3,923	4,188	5.63%, 04/01/2020		$2,450	2,579
6.00%, 03/25/2027		16,460	17,723	5.63%, 04/01/2025		1,320	1,302
6.88%, 03/17/2036		6,183	7,017	7.50%, 04/01/2024		1,265	1,374
Ukraine Government International Bond				Colombia Telecomunicaciones SA ESP
7.75%, 09/01/2020		5,041	5,230	8.50%, 12/31/2049(c),(g),(h)		3,250	3,291
7.75%, 09/01/2020(c)		2,199	2,281	USSW5 Index Spread + 6.96%

7.75%, 09/01/2021		6,439	6,649	Columbus Cable Barbados Ltd
7.75%, 09/01/2022(c)		5,383	5,518	7.38%, 03/30/2021(c)		6,018	6,424

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund July 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's)		Value (000's)
Telecommunications (continued)				Transportation (continued)
Comcel Trust via Comunicaciones Celulares				CMA CGM SA
SA				6.50%, 07/15/2022(c)		$1,400	$1,703
6.88%, 02/06/2024(c)		$2,211	$2,335	JSL Europe SA
CommScope Technologies LLC				7.75%, 07/26/2024(c)		4,770	4,767
6.00%, 06/15/2025(c)		9,525	10,239	Navios Maritime Acquisition Corp / Navios
Digicel Group Ltd				Acquisition Finance US Inc
7.13%, 04/01/2022(c)		15,698	13,939	8.13%, 11/15/2021(c)		8,228	7,097
8.25%, 09/30/2020(c)		2,449	2,348	Pelabuhan Indonesia II PT
eircom Finance DAC				4.25%, 05/05/2025(c)		4,720	4,820
4.50%, 05/31/2022	EUR	3,300	4,082	5.38%, 05/05/2045(c)		1,815	1,849
Frontier Communications Corp				Rumo Luxembourg Sarl
7.13%, 01/15/2023		$5,585	4,566	7.38%, 02/09/2024(c)		1,891	1,966
10.50%, 09/15/2022		1,885	1,772	XPO Logistics Inc
GTH Finance BV				5.75%, 06/15/2021	EUR	4,162	5,130
7.25%, 04/26/2023(c)		5,183	5,800				$32,645
GTT Communications Inc				Trucking & Leasing - 0.17%
7.88%, 12/31/2024(c)		15,023	16,150	Fortress Transportation & Infrastructure
Hughes Satellite Systems Corp				Investors LLC
7.63%, 06/15/2021		11,000	12,623	6.75%, 03/15/2022(c)		$8,490	8,808
IHS Netherlands Holdco BV				Park Aerospace Holdings Ltd
9.50%, 10/27/2021(c)		1,687	1,730	5.25%, 08/15/2022(c)		5,305	5,398
Intelsat Jackson Holdings SA				5.50%, 02/15/2024(c)		6,630	6,750
5.50%, 08/01/2023		4,865	4,196				$20,956
8.00%, 02/15/2024(c)		2,205	2,395	TOTAL BONDS			$6,582,490
Koninklijke KPN NV
7.00%, 03/28/2073(c),(h)		400	447			Principal
USSW10 Index Spread + 5.33%				CONVERTIBLE BONDS - 0.01%	Amount (000's)		Value (000's)
				Mining - 0.01%
7.00%, 03/28/2073(h)		2,000	2,233
USSW10 Index Spread + 5.33%				Mirabela Nickel Ltd
				0.00%, 06/24/2019(a),(c)		6,966	697
Level 3 Financing Inc
5.13%, 05/01/2023		3,100	3,224	TOTAL CONVERTIBLE BONDS			$697
Matterhorn Telecom Holding SA				CREDIT LINKED STRUCTURED NOTES	Principal
4.88%, 05/01/2023	EUR	4,595	5,506	- 0.03%	Amount (000's)		Value (000's)
Millicom International Cellular SA
6.63%, 10/15/2021(c)		$3,631	3,777	Sovereign - 0.03%
				Republic of Iraq - Merrill Lynch
MTN Mauritius Investment Ltd				2.55%, 01/07/2028(e),(f),(h)	JPY	469,835	3,199
6.50%, 10/13/2026(c)		4,775	4,974
Sixsigma Networks Mexico SA de CV
8.25%, 11/07/2021(c)		2,321	2,340	TOTAL CREDIT LINKED STRUCTURED NOTES			$3,199
Sprint Capital Corp				SENIOR FLOATING RATE INTERESTS -	Principal
6.88%, 11/15/2028		3,775	4,115	6.96%	Amount (000's)		Value (000's)
Sprint Communications Inc				Advertising - 0.23%
6.00%, 11/15/2022		3,475	3,666	Getty Images Inc, Term Loan B
7.00%, 03/01/2020(c)		3,500	3,824	4.80%, 10/03/2019(h),(l)		$29,716	$27,621
9.00%, 11/15/2018(c)		1,550	1,678	US LIBOR + 3.50%
Sprint Corp
7.13%, 06/15/2024		9,525	10,442	Agriculture - 0.27%
7.63%, 02/15/2025		650	733	NVA Holdings Inc/United States, Term Loan
				8.30%, 08/08/2022(h),(l)		11,521	11,636
7.88%, 09/15/2023		2,100	2,383	US LIBOR + 7.00%

Telecom Italia SpA/Milano				8.30%, 08/08/2022(h),(l)		20,729	20,936
3.25%, 01/16/2023	EUR	1,750	2,309	US LIBOR + 7.00%
3.63%, 05/25/2026		3,000	4,002
Telefonica Celular del Paraguay SA
6.75%, 12/13/2022(c)		$3,080	3,203	Automobile Manufacturers - 0.04%
Telefonica Europe BV				Navistar Inc, Term Loan B
4.20%, 12/31/2049(g),(h)	EUR	4,000	5,030	5.23%, 08/07/2020(h),(l)		5,009	5,059
EUR Swap Annual 5YR + 3.81%				US LIBOR + 4.00%
T-Mobile USA Inc
4.00%, 04/15/2022		$1,265	1,316	Automobile Parts & Equipment - 0.37%
5.13%, 04/15/2025		2,575	2,730	Dragon Merger Sub LLC, Term Loan
				0.00%, 07/11/2025(h),(l),(m)		21,140	21,140
5.38%, 04/15/2027		785	848
6.00%, 04/15/2024		5,800	6,235	Mavis Tire Supply LLC, Term Loan C
				6.50%, 11/02/2020(e),(f),(h),(l)		7,007	6,597
6.50%, 01/15/2026		6,600	7,342	US LIBOR + 3.13%
VimpelCom Holdings BV
4.95%, 06/16/2024(c)		2,140	2,153	Truck Hero Inc, Term Loan
				9.48%, 05/16/2025(h),(l)		16,350	16,309
Wind Acquisition Finance SA				US LIBOR + 4.00%
7.00%, 04/23/2021	EUR	3,950	4,885
7.38%, 04/23/2021(c)		$4,595	4,784				$44,046
			$197,234
Transportation - 0.27%
BNSF Funding Trust I
6.61%, 12/15/2055(h)		4,610	5,313
3 Month LIBOR + 2.35%

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund July 31, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Chemicals - 0.30%			Electric - 0.06%
Avantor Performance Materials Holdings			Invenergy Thermal Operating I LLC, Term
LLC, Term Loan			Loan B
9.48%, 03/07/2025(h),(l)	$18,883	$18,883	6.80%, 10/19/2022(h),(l)	$5,961	$5,663
INEOS US Finance LLC, Term Loan B			US LIBOR + 5.50%
4.01%, 02/10/2024(h),(l)	3,890	3,912	Panda Liberty LLC, Term Loan B1
US LIBOR + 2.75%			7.80%, 08/21/2020(h),(l)	2,269	2,078
New Arclin US Holding Corp, Term Loan			US LIBOR + 6.50%
10.17%, 02/07/2025(h),(l)	6,790	6,862			$7,741
US LIBOR + 8.75%			Electronics - 0.13%
Royal Holdings Inc, Term Loan			Lully Finance LLC, Term Loan B1
8.80%, 06/12/2023(h),(l)	6,549	6,533	9.73%, 07/31/2023(h),(l)	15,795	15,637
US LIBOR + 7.50%			US LIBOR + 8.50%
		$36,190
Commercial Services - 0.08%			Engineering & Construction - 0.00%
Albany Molecular Research, Term Loan			NANA Development Corp, Term Loan B
0.00%, 08/28/2025(h),(l),(m)	2,720	2,768	8.03%, 03/15/2018(h),(l)	68	67
Garda World Security Corp, Term Loan B			US LIBOR + 7.00%
7.25%, 05/12/2024(h),(l)	1,025	1,037
US LIBOR + 4.00%			Entertainment - 0.08%
MacDonald Dettwiler & Associates Ltd, Term			Delta 2 Lux Sarl, Term Loan B
Loan B			8.00%, 07/29/2022(h),(l)	7,150	7,158
0.00%, 07/05/2024(h),(l),(m)	4,095	4,094	US LIBOR + 6.75%
US LIBOR + 2.75%			Lions Gate Entertainment Corp, Term Loan
Prime Security Services Borrower LLC, Term			B
Loan B			4.23%, 10/13/2023(h),(l)	2,288	2,309
3.98%, 05/02/2022(h),(l)	1,850	1,860	US LIBOR + 3.00%
US LIBOR + 2.75%					$9,467
		$9,759	Food - 0.08%
Computers - 0.30%			American Seafoods Group LLC, Term Loan
Optiv Security Inc, Term Loan			6.23%, 08/19/2021(h),(l)	3,039	3,041
8.44%, 01/13/2025(h),(l)	6,960	6,925	US LIBOR + 6.00%
US LIBOR + 7.25%			American Seafoods Group LLC, Term Loan
Peak 10 Holding Corp, Term Loan			B
0.00%, 07/24/2025(h),(l),(m)	21,350	21,670	0.00%, 08/25/2023(h),(l),(m)	3,000	3,006
TierPoint LLC, Term Loan			US LIBOR + 3.25%
8.48%, 04/28/2025(h),(l)	7,180	7,324	CTI Foods Holding Co LLC, Term Loan
US LIBOR + 7.25%			8.49%, 06/28/2021(h),(l)	3,360	2,822
		$35,919	US LIBOR + 7.25%
Consumer Products - 0.02%			Post Holdings Inc, Term Loan B
Prestige Brands Inc, Term Loan B4			3.49%, 05/17/2024(h),(l)	685	688
3.98%, 01/20/2024(h),(l)	2,225	2,236	US LIBOR + 2.25%
US LIBOR + 2.75%					$9,557
			Forest Products & Paper - 0.04%
Cosmetics & Personal Care - 0.14%			Caraustar Industries Inc, Term Loan
Wellness Merger Sub Inc, Term Loan			6.80%, 03/09/2022(h),(l)	5,042	5,070
10.05%, 06/27/2025(h),(l)	17,740	17,296	US LIBOR + 5.50%

Distribution & Wholesale - 0.05%			Healthcare - Products - 0.10%
ABB Con-Cise Optical Group LLC, Term			Hanger Inc, Term Loan
Loan B			11.50%, 08/01/2019(h),(l)	11,370	11,512
6.24%, 06/15/2023(h),(l)	2,779	2,783	Kinetic Concepts Inc, Term Loan B
US LIBOR + 5.00%			4.55%, 01/26/2024(h),(l)	745	747
HBC Holdings LLC, Term Loan B			US LIBOR + 3.25%
7.80%, 03/30/2020(e),(f),(h),(l)	2,966	2,877			$12,259
US LIBOR + 6.50%			Healthcare - Services - 1.01%
		$5,660	BCPE Eagle Buyer LLC, Term Loan
Diversified Financial Services - 0.19%			9.23%, 03/08/2025(h),(l)	23,880	23,910
Focus Financial Partners LLC, Term Loan			US LIBOR + 8.00%
8.80%, 05/09/2025(h),(l)	15,630	15,825	Heartland Dental LLC, Term Loan
US LIBOR + 7.50%			0.00%, 07/26/2024(h),(l),(m)	31,520	31,835
LPL Holdings Inc, Term Loan B			Opal Acquisition Inc, Term Loan B
3.82%, 03/08/2024(h),(l)	1,746	1,757	5.30%, 11/20/2020(h),(l)	19,528	18,418
US LIBOR + 2.50%			US LIBOR + 4.00%
Russell Investments US Institutional Holdco			US Renal Care Inc, Term Loan
Inc, Term Loan B			5.55%, 12/30/2022(h),(l)	13,803	13,539
6.97%, 05/10/2023(h),(l)	4,975	5,034	US LIBOR + 4.25%
US LIBOR + 5.75%			9.30%, 11/17/2023(h),(l)	34,960	33,911
		$22,616	US LIBOR + 8.00%
					$121,613

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
July 31, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's) Value (000's)
Holding Companies - Diversified - 0.06%			Media (continued)
Spirit Retail Bidco Ltd, Term Loan			Radiate Holdco LLC, Term Loan
5.22%, 07/01/2021(f),(h),(l)	$7,730	$7,575	4.23%, 12/09/2023(h),(l)		$564	$556
			US LIBOR + 3.00%
Home Furnishings - 0.00%						$3,094
Targus Group International Inc, PIK Term			Mining - 0.13%
Loan			Fairmount Santrol Inc, Term Loan B2
14.79%, PIK 15.00%,	280	112	4.80%, 09/05/2019(h),(l)		16,308	15,280
12/31/2019(e),(f),(h),(k),(l)			US LIBOR + 3.50%
14.79%, PIK 15.00%,	93	65
12/31/2019(e),(f),(h),(k),(l)			Miscellaneous Manufacturers - 0.17%
Targus Group International Inc, PIK Term			Duravant LLC, Term Loan
Loan B			0.00%, 07/25/2025(h),(l),(m)		11,680	11,650
0.00%, PIK 0.00%, 11/02/2016(e),(f),(h),(k),(l)	880	—	Gates Global LLC, Term Loan B
US LIBOR + 9.50%			3.50%, 03/30/2024(h),(l)	EUR	1,496	1,783
		$177	EURIBOR + 3.50%
Insurance - 0.60%			UTEX Industries Inc, Term Loan
Asurion LLC, Term Loan			8.48%, 05/16/2022(h),(l)		$4,150	3,662
0.00%, 07/14/2025(h),(l),(m)	12,000	12,296	US LIBOR + 7.25%
0.00%, 07/14/2025(h),(l),(m)	26,830	27,493	UTEX Industries Inc, Term Loan B
8.73%, 02/19/2021(h),(l)	13,775	13,792	5.23%, 05/14/2021(h),(l)		3,298	2,945
US LIBOR + 7.50%			US LIBOR + 4.00%
Asurion LLC, Term Loan B2						$20,040
0.00%, 07/14/2025(h),(l),(m)	380	389	Oil & Gas - 0.09%
US LIBOR + 6.00%			California Resources Corp, Term Loan
Asurion LLC, Term Loan B5			11.60%, 12/31/2021(h),(l)		3,215	3,458
0.00%, 11/03/2023(h),(l),(m)	410	413	US LIBOR + 10.38%
US LIBOR + 3.00%			Chesapeake Energy Corp, Term Loan 1.5
Lonestar Intermediate Super Holdings LLC,			8.69%, 08/17/2021(h),(l)		4,180	4,484
PIK Term Loan			US LIBOR + 7.50%
10.23%, PIK 10.98%, 08/10/2021(h),(k),(l)	14,460	14,804	Petrochoice Holdings Inc, Term Loan
US LIBOR + 9.00%			6.23%, 08/19/2022(h),(l)		2,456	2,474
10.23%, PIK 10.98%, 08/10/2021(h),(k),(l)	2,725	2,790	US LIBOR + 5.00%
US LIBOR + 9.00%						$10,416
		$71,977	Packaging & Containers - 0.20%
Internet - 0.09%			Berlin Packaging LLC, Term Loan
Ancestry.com Operations Inc, Term Loan B			7.98%, 09/23/2022(h),(l)		17,050	17,263
9.48%, 10/14/2024(h),(l)	11,286	11,512	US LIBOR + 6.75%
US LIBOR + 8.25%			FPC Holdings Inc, Term Loan
			9.30%, 05/15/2020(h),(l)		5,079	4,753
Investment Companies - 0.13%			US LIBOR + 8.00%
Masergy Holdings Inc, Term Loan			Kloeckner Pentaplast of America Inc, Term
9.80%, 12/16/2024(h),(l)	15,090	15,241	Loan B
US LIBOR + 8.50%			5.55%, 06/29/2022(h),(l)		1,595	1,600
			US LIBOR + 4.25%
Iron & Steel - 0.28%						$23,616
Miami Valley Steel Services Inc, Term Loan
10.00%, 01/20/2023(f),(h),(l)	3,443	3,442	Pharmaceuticals - 0.56%
			9089969 Canada Inc, Term Loan A2
Optima Specialty Steel Inc, Term Loan			6.30%, 12/23/2021(h),(l)		897	895
11.32%, 10/31/2017(f),(h),(l)	5,203	5,203	US LIBOR + 5.00%
11.21%, 10/31/2017(f),(h),(l)	25,243	25,243
			Genoa a QoL Healthcare Co LLC, Term
		$33,888	Loan
Leisure Products & Services - 0.02%			9.23%, 10/25/2024(h),(l)		18,060	18,120
Intrawest Resorts Holdings Inc, Term Loan			US LIBOR + 8.00%
B1			Lanai Holdings III Inc, Term Loan
0.00%, 06/28/2024(h),(l),(m)	1,509	1,516	9.73%, 08/14/2023(h),(l)		25,190	24,686
US LIBOR + 3.25%			US LIBOR + 8.50%
Intrawest Resorts Holdings Inc, Term Loan			Packaging Coordinators Midco Inc, Term
B2			Loan
0.00%, 06/28/2024(h),(l),(m)	797	800	10.05%, 06/29/2024(h),(l)		24,050	23,689
US LIBOR + 3.25%			US LIBOR + 8.75%
		$2,316				$67,390
Lodging - 0.18%			REITS - 0.02%
Parq Holdings LP, Term Loan			Americold Realty Operating Partnership LP,
8.73%, 12/04/2020(h),(l)	21,521	21,413	Term Loan B
US LIBOR + 7.50%			4.98%, 12/01/2022(h),(l)		2,878	2,914
			US LIBOR + 3.75%
Media - 0.03%
McGraw-Hill Global Education Holdings			Retail - 0.24%
LLC, Term Loan			Academy Ltd, Term Loan B
5.23%, 05/04/2022(h),(l)	2,574	2,538	5.24%, 06/16/2022(h),(l)		3,556	2,779
US LIBOR + 4.00%			US LIBOR + 4.00%

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund July 31, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			U.S. GOVERNMENT & GOVERNMENT			Principal
(continued)	Amount (000's)		Value (000's)	AGENCY OBLIGATIONS (continued)			Amount (000's)	Value(000	's)
Retail (continued)				Federal National Mortgage Association (FNMA) (continued)
Comfort Holding LLC, Term Loan					3.50%, 04/01/2046		$8,856	$9,124
11.13%, 01/31/2025(h),(l)		$420	$344		3.50%, 04/01/2047		13,100	13,563
US LIBOR + 10.00%					4.00%, 09/01/2045(n)		25,000	26,319
Douglas GmbH, Term Loan B22					4.00%, 04/01/2046		11,861	12,530
0.00%, 08/12/2022(h),(l),(m)	EUR	1,000	1,188		4.00%, 09/01/2046		4,708	4,959
EURIBOR + 3.25%					4.00%, 03/01/2047		9,898	10,469
National Vision Inc, Term Loan					4.00%, 06/01/2047		1,983	2,088
6.98%, 03/11/2022(h),(l)		$13,312	13,178		4.50%, 01/01/2044		1,954	2,109
US LIBOR + 5.75%					4.50%, 02/01/2044		3,902	4,211
PFS Holding Corp, Term Loan					4.50%, 03/01/2044		4,515	4,914
8.48%, 01/31/2022(h),(l)		5,990	5,421		4.50%, 06/01/2044		7,797	8,485
US LIBOR + 7.25%					4.50%, 12/01/2044		7,386	8,075
Sears Roebuck Acceptance Corp, Term Loan					4.50%, 09/01/2046		8,986	9,751
B					5.00%, 03/01/2039		4,516	5,059
5.72%, 06/30/2018(h),(l)		4	4		5.00%, 07/01/2044		5,755	6,355
US LIBOR + 4.50%								$210,886
SRS Distribution Inc, Term Loan				Government National Mortgage Association (GNMA) - 0.68%
10.05%, 02/25/2023(h),(l)		5,350	5,510		3.50%, 12/15/2042		6,923	7,244
US LIBOR + 8.75%					3.50%, 08/01/2045		35,000	36,367
			$28,424		4.00%, 08/15/2044		4,489	4,807
Software - 0.56%					4.00%, 08/01/2045		10,000	10,528
Air Newco LLC, Term Loan B					4.00%, 05/20/2047		11,707	12,379
6.67%, 01/31/2022(h),(l)		4,471	4,409		4.50%, 08/01/2045		10,000	10,619
US LIBOR + 5.50%								$81,944
Evergreen Skills Lux Sarl, Term Loan				TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
5.98%, 04/23/2021(h),(l)		32,134	30,148	OBLIGATIONS				$322,578
US LIBOR + 4.75%				TOTAL PURCHASED OPTIONS - 0.00%				$528
9.48%, 04/28/2022(h),(l)		24,770	20,356	Total Investments				$12,131,630
US LIBOR + 8.25%				Other Assets and Liabilities - (0.91)%				$(110,076)
Kronos Inc/MA, Term Loan				TOTAL NET ASSETS - 100.00%				$12,021,554
9.42%, 10/18/2024(h),(l)		3,550	3,680
US LIBOR + 8.25%
SolarWinds Holdings Inc, Term Loan				(a)	Non-Income Producing Security
4.73%, 02/03/2023(h),(l)		2,178	2,193	(b)	Security or a portion of the security was pledged to cover margin
US LIBOR + 3.50%					requirements for options contracts. At the end of the period, the value of
Solera LLC, Term Loan B					these securities totaled $356,270 or 2.96% of net assets.
4.51%, 03/03/2023(h),(l)		6,369	6,410	(c)	Security exempt from registration under Rule 144A of the Securities Act of
US LIBOR + 3.25%					1933. These securities may be resold in transactions exempt from
			$67,196		registration, normally to qualified institutional buyers. At the end of the
Sovereign - 0.08%					period, the value of these securities totaled $3,396,355 or 28.25% of net
Brazil ECA, Term Loan					assets.
6.25%, 01/10/2018(e),(f),(h),(l)		5,000	4,966	(d)	Restricted Security. Please see Restricted Security Sub-Schedule for more
6.25%, 01/10/2018(e),(f),(h),(l)		5,000	4,966		information.
			$9,932	(e)	The value of these investments was determined using significant
Telecommunications - 0.02%					unobservable inputs.
GTT Communications Inc, Term Loan				(f)	Fair value of these investments is determined in good faith by the Manager
4.50%, 01/09/2024(h),(l)		1,953	1,960		under procedures established and periodically reviewed by the Board of
US LIBOR + 3.25%					Directors. Certain inputs used in the valuation may be unobservable;
					however, each security is evaluated individually for purposes of ASC 820
Trucking & Leasing - 0.01%					which results in not all securities being identified as Level 3 of the fair
Avolon TLB Borrower 1 US LLC, Term Loan					value hierarchy. At the end of the period, the fair value of these securities
B2					totaled $213,664 or 1.78% of net assets.
3.85%, 01/20/2022(h),(l)		1,695	1,694	(g)	Perpetual security. Perpetual securities pay an indefinite stream of
US LIBOR + 2.75%					interest, but they may be called by the issuer at an earlier date.
				(h)	Variable Rate. Rate shown is in effect at July 31, 2017.
TOTAL SENIOR FLOATING RATE INTERESTS			$836,440	(i)	Security purchased on a when-issued basis.
U.S. GOVERNMENT & GOVERNMENT	Principal			(j)	Security is an Interest Only Strip
AGENCY OBLIGATIONS - 2.68%	Amount (000's)		Value (000's)	(k)	Payment in kind; the issuer has the option of paying additional securities
Federal Home Loan Mortgage Corporation (FHLMC) - 0.25%					in lieu of cash.
3.50%, 11/01/2046		$3,916	$4,039	(l)	Rate information disclosed is based on an average weighted rate as of
4.00%, 03/01/2047		11,999	12,698		07/31/2017	.
4.50%, 07/01/2046		6,549	7,153	(m)	This Senior Floating Rate Note will settle after July 31, 2017, at which
5.00%, 12/01/2035		5,272	5,858		time the interest rate will be determined.
			$29,748	(n)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
Federal National Mortgage Association (FNMA) - 1.75%					Notes to Financial Statements for additional information.
3.00%, 08/01/2025(n)		10,000	10,286	(o)	Security or a portion of the security was pledged to cover margin
3.00%, 07/01/2046		10,281	10,326		requirements for futures contracts. At the end of the period, the value of
3.00%, 08/01/2046		14,400	14,464		these securities totaled $1,416 or 0.01% of net assets.
3.00%, 12/01/2046		10,347	10,407
3.50%, 10/01/2044(o)		9,376	9,711
3.50%, 08/01/2045		17,844	18,462
3.50%, 11/01/2045		8,894	9,219

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund July 31, 2017 (unaudited)

Portfolio Summary (unaudited)		Portfolio Summary (unaudited) (continued)
Country	Percent	Country	Percent
United States	62.60%	Guernsey	0.04%
United Kingdom	3.49%	Bahamas	0.03%
Canada	2.61%	Belgium	0.03%
Japan	2.54%	Serbia	0.03%
Luxembourg	2.07%	Thailand	0.03%
Netherlands	2.06%	Suriname	0.03%
France	1.95%	Portugal	0.03%
Mexico	1.58%	Honduras	0.03%
Hong Kong	1.38%	Jordan	0.02%
Argentina	1.36%	Namibia	0.02%
Australia	1.21%	New Zealand	0.02%
Turkey	1.02%	Georgia	0.02%
Germany	0.94%	Trinidad And Tobago	0.02%
Brazil	0.83%	Philippines	0.02%
Italy	0.81%	Nigeria	0.00%
Indonesia	0.81%	Purchased Options	0.00%
Cayman Islands	0.80%	Other Assets and Liabilities	(0.91)%
Ukraine	0.72%	TOTAL NET ASSETS	100.00%
Spain	0.62%
Switzerland	0.54%
Taiwan, Province Of China	0.51%
South Africa	0.49%
Bermuda	0.46%
Supranational	0.46%
Colombia	0.46%
Dominican Republic	0.41%
Azerbaijan	0.39%
Costa Rica	0.37%
Venezuela	0.35%
Sweden	0.34%
China	0.34%
Singapore	0.33%
Sri Lanka	0.28%
Austria	0.27%
Cote d'Ivoire	0.27%
Russian Federation	0.24%
Peru	0.24%
Gabon	0.24%
Kazakhstan	0.22%
Virgin Islands, British	0.22%
Croatia	0.21%
Zambia	0.20%
Ireland	0.20%
Jersey, Channel Islands	0.20%
Iraq	0.19%
Korea, Republic Of	0.18%
Malaysia	0.18%
El Salvador	0.18%
Ecuador	0.16%
Angola	0.16%
Egypt	0.14%
Kenya	0.13%
Finland	0.13%
Oman	0.11%
Lebanon	0.11%
Romania	0.10%
Qatar	0.09%
Bahrain	0.09%
Chile	0.08%
Paraguay	0.07%
Ghana	0.07%
Senegal	0.07%
Cameroon	0.07%
Hungary	0.07%
United Arab Emirates	0.07%
Denmark	0.06%
India	0.06%
Norway	0.06%
Barbados	0.05%
Ethiopia	0.05%
Panama	0.05%
Mauritius	0.04%
Montenegro	0.04%
Poland	0.04%

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
July 31, 2017 (unaudited)

Restricted Securities

Security Name			Trade Date		Cost		Value		Percent of Net Assets
Aspect Software Inc		05/25/2016 - 11/25/2016				$5,426	$6,943		0.06%
Cengage Learning Holdings II Inc			03/31/2014			1,099	284		0.00%
Chaparral Energy Inc - A Shares			04/06/2017			23	40		0.00%
Chaparral Energy Inc - A Shares			04/06/2017			6,928	5,261		0.04%
Chaparral Energy Inc - B Shares			04/06/2017			1,561	1,106		0.01%
Material Sciences Corp		12/22/2016 - 06/30/2017			19,065		19,466		0.16%
Material Sciences Corp - Warrants			12/22/2016			2,011	1,516		0.01%
Milagro Oil & Gas Inc			12/02/2016			761	330		0.00%
Mirabela Nickel Ltd		07/06/2014 - 08/07/2014				2,236	—		0.00%
Optima Specialty Steel			01/20/2015		14,740		14,740		0.12%
Targus Group International Inc			03/15/2016			154	—		0.00%

Total							$49,686		0.40%
Amounts in thousands

Options

					Upfront Premiums				Unrealized
Purchased Options Outstanding	Exercise Price		Expiration Date	Contracts	Paid/(Received)		Fair Value	Appreciation/(Depreciation)
Call - iShares MSCI EAFE ETF		$69.00	08/21/2017	17,000		$77	$43		$(34)
Call - iShares MSCI Emerging Markets ETF		$46.00	09/18/2017	25,000		426	279		(147)
Call - S&P 500 Index	$2,515.00		08/08/2017	1,500		126	23		(103)
Call - S&P 500 Index	$2,500.00		08/21/2017	600		356	173		(183)
Call - S&P 500 Index	$2,550.00		08/21/2017	1,500		137	10		(127)
Total						$1,122	$528		$(594)

					Upfront Premiums				Unrealized
Written Options Outstanding	Exercise Price		Expiration Date	Contracts	Paid/(Received)		Fair Value	Appreciation/(Depreciation)
Call - Consumer Discretionary Select Sector		$90.00	08/21/2017	1,848		$(200)	$(352)		$(152)
SPDR Fund
Call - Consumer Staples Select Sector SPDR		$56.00	08/21/2017	20,000		(1,381)	(377)		1,004
Fund
Call - Industrial Select Sector SPDR Fund		$68.00	08/21/2017	2,663		(247)	(209)		38
Call - iShares MSCI EAFE ETF		$65.00	08/21/2017	17,000		(1,485)	(3,516)		(2,031)
Call - iShares MSCI EAFE ETF		$65.00	09/18/2017	17,000		(2,099)	(3,996)		(1,897)
Call - iShares MSCI EAFE ETF		$66.00	09/18/2017	15,326		(1,591)	(2,347)		(756)
Call - iShares MSCI Emerging Markets ETF		$41.50	09/18/2017	25,000		(2,874)	(6,599)		(3,725)
Call - iShares MSCI Emerging Markets ETF		$42.00	09/18/2017	25,000		(2,274)	(5,540)		(3,266)
Call - iShares U.S. Real Estate ETF		$80.00	08/21/2017	10,000		(1,142)	(1,045)		97
Call - iShares U.S. Real Estate ETF		$81.00	09/18/2017	1,719		(216)	(183)		33
Call - iShares U.S. Real Estate ETF		$84.00	09/18/2017	5,000		(195)	(77)		118
Call - S&P 500 Index	$2,485.00		09/18/2017	2,500		(4,617)	(4,733)		(116)
Call - S&P 500 Index	$2,590.00		09/18/2017	1,135		(170)	(17)		153
Call - S&P 500 Index	$2,450.00		09/18/2017	1,500		(5,744)	(6,124)		(380)
Call - Utilities Select Sector SPDR Fund		$52.00	08/21/2017	17,000		(878)	(2,365)		(1,487)
Call - Utilities Select Sector SPDR Fund		$54.00	09/18/2017	20,000		(1,646)	(920)		726
Call - Utilities Select Sector SPDR Fund		$52.50	08/07/2017	13,046		(756)	(1,039)		(283)
Put - S&P 500 Index	$2,440.00		08/21/2017	100		(106)	(83)		23
Total						$(27,621)	$(39,522)		$(11,901)

Amounts in thousands except contracts

Futures Contracts

									Unrealized
Type	Long/Short		Contracts	Notional Value			Fair Value	Appreciation/(Depreciation)
US 2 Year Note; September 2017		Short	700		$151,495	$	151,441		$54
US 5 Year Note; September 2017		Short	1,000		118,107		118,148		(41)
Total									$13

Amounts in thousands except contracts

Foreign Currency Contracts

							Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For		Fair Value	Asset		Liability
Bank of America NA	08/31/2017	EUR	72,272		$85	$86		$1	$—
Barclays Bank PLC	08/21/2017	CLP	3,842,007,750		5,855	5,912		57	—
Barclays Bank PLC	08/31/2017	EUR	1,525,334		1,793	1,809		16	—
HSBC Securities Inc	08/31/2017	EUR	1,724,416		2,020	2,045		25	—
JPMorgan Chase	08/04/2017	EUR	201,593,407		236,523	238,672		2,149	—
JPMorgan Chase	08/11/2017	EUR	30,585,138		35,037	36,225		1,188	—
JPMorgan Chase	08/11/2017	GBP	1,196,907		1,562	1,580		18	—

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
July 31, 2017 (unaudited)

Foreign Currency Contracts (continued)

								Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept			In Exchange For		Fair Value	Asset			Liability
JPMorgan Chase	08/31/2017	HUF		3,205,619,460		$12,315	$12,509	$194			$—
JPMorgan Chase	08/31/2017	PLN		25,463,560		6,994	7,084	90			—
JPMorgan Chase	08/31/2017	ZAR		58,622,337		4,412	4,428	16			—
Standard Chartered Bank, Hong Kong	08/21/2017	CLP		5,744,341,305		8,769	8,839	70			—
Toronton Dominion Bank	08/31/2017	TRY		28,367,987		7,960	7,985	25			—
Total								$3,849			$—
								Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver			In Exchange For		Fair Value	Asset			Liability
Bank of America NA	08/31/2017	EUR		3,792,138		$4,487	$4,496	$—			$(9)
Brown Brothers Harriman & Co	09/29/2017	EUR		1,300,000		1,487	1,544	—			(57)
HSBC Securities Inc	08/31/2017	MXN		76,815,980		4,335	4,294	41			—
JPMorgan Chase	08/04/2017	EUR		207,020,508		236,524	245,098	—			(8,574)
JPMorgan Chase	08/10/2017	JPY		375,967,900		3,364	3,412	—			(48)
JPMorgan Chase	08/11/2017	EUR		80,888,816		92,493	95,805	—			(3,312)
JPMorgan Chase	08/11/2017	GBP		19,862,800		25,829	26,215	—			(386)
JPMorgan Chase	08/21/2017	EUR		198,957,208		233,683	235,774	—			(2,091)
Toronton Dominion Bank	08/31/2017	PLN		15,786,638		4,358	4,392	—			(34)
Toronton Dominion Bank	08/31/2017	ZAR		28,920,729		2,220	2,184	36			—
Total								$77		$(14,511)

Amounts in thousands except contracts

Credit Default Swaps

Sell Protection
	Implied
	Credit Spread			(Pay)/			Upfront	Unrealized
	as of July 31,			Receive	Expiration	Notional	Premiums	Appreciation/			Fair Value (c)
Counterparty (Issuer)	Reference Entity	2017	(a)	Fixed Rate	Date	Amount (b)	Paid/(Received)	(Depreciation)			Asset Liability
JP Morgan Chase	Mexico Government	1.77%		1.00%	06/20/2026	$5,300	$(461)	$147	$	— $	(314)
International Bond
Total							$(461)	$147	$	— $	(314)

Amounts in thousands

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $5,300.

(c) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes.

     Schedule of Investments Global Real Estate Securities Fund July 31, 2017 (unaudited)

COMMON STOCKS - 98.55%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Lodging - 1.37%			REITS (continued)
Hilton Grand Vacations Inc (a)	148,101	$5,444	Physicians Realty Trust	762,323	$14,194
Hilton Worldwide Holdings Inc	293,483	18,352	PLA Administradora Industrial S de RL de CV	1,802,210	3,141
		$23,796	(a)
Real Estate - 21.91%			Prologis Inc	729,285	44,348
CapitaLand Ltd	6,644,400	18,075	Prologis Property Mexico SA de CV	1,876,860	3,702
Castellum AB	951,814	14,795	Public Storage	68,910	14,166
CBRE Group Inc (a)	149,409	5,676	Regency Centers Corp	479,260	31,737
Deutsche Wohnen SE	1,645,895	65,224	Rexford Industrial Realty Inc	351,951	10,038
Entra ASA (b)	650,586	8,647	Saul Centers Inc	161,956	9,581
Fabege AB	842,203	16,635	Scentre Group	7,518,244	24,861
Hongkong Land Holdings Ltd	3,589,663	26,975	Segro PLC	5,403,956	37,610
Inmobiliaria Colonial SA	1,661,924	15,501	Senior Housing Properties Trust	519,359	10,102
LEG Immobilien AG	167,584	16,114	Simon Property Group Inc	503,831	79,857
Leopalace21 Corp	2,417,400	17,239	SL Green Realty Corp	207,505	21,429
Mitsubishi Estate Co Ltd	950,900	17,290	Spirit Realty Capital Inc	1,280,249	10,152
Mitsui Fudosan Co Ltd	2,244,193	51,505	Starwood Waypoint Homes	686,470	23,999
New World Development Co Ltd	13,201,000	17,827	STORE Capital Corp	1,191,061	27,859
Nomura Real Estate Holdings Inc	551,600	10,933	Sun Communities Inc	258,446	23,004
Sun Hung Kai Properties Ltd	3,082,577	47,694	Sunstone Hotel Investors Inc	1,352,495	22,019
TLG Immobilien AG	597,679	12,963	Tanger Factory Outlet Centers Inc	126,926	3,355
Tokyo Tatemono Co Ltd	712,600	9,696	Unibail-Rodamco SE	57,840	14,466
Wihlborgs Fastigheter AB	309,057	7,518	UNITE Group PLC/The	1,850,975	16,391
		$380,307	United Urban Investment Corp	9,373	13,978
REITS - 73.74%			Vornado Realty Trust	71,438	5,669
Alexandria Real Estate Equities Inc	249,433	30,244	Welltower Inc	456,992	33,539
American Tower Corp	138,064	18,822			$1,279,663
Apartment Investment & Management Co	686,856	31,286	Software - 1.02%
AvalonBay Communities Inc	259,340	49,884	InterXion Holding NV (a)	368,485	17,639
Big Yellow Group PLC	510,255	5,216
Boston Properties Inc	202,876	24,530	Storage & Warehousing - 0.51%
Brixmor Property Group Inc	197,450	3,868	Safestore Holdings PLC	1,604,292	8,917
Canadian Apartment Properties REIT	368,000	9,566
CapitaLand Commercial Trust	9,924,800	12,591	TOTAL COMMON STOCKS		$1,710,322
Crown Castle International Corp	258,355	25,985	INVESTMENT COMPANIES - 3.53%	Shares Held	Value (000's)
CubeSmart	849,435	20,947	Money Market Funds - 3.53%
Daiwa Office Investment Corp	1,338	6,590	Morgan Stanley Institutional Liquidity Funds -	61,193,744	61,194
DDR Corp	627,109	6,390	Government Portfolio
Dexus	5,380,571	40,403
Duke Realty Corp	778,156	22,247	TOTAL INVESTMENT COMPANIES		$61,194
EPR Properties	176,903	12,804	Total Investments		$1,771,516
Equinix Inc	71,367	32,167	Other Assets and Liabilities - (2.08)%		$(36,125)
Equity Residential	216,004	14,701	TOTAL NET ASSETS - 100.00%		$1,735,391
Essex Property Trust Inc	198,963	52,069
Extra Space Storage Inc	281,531	22,382
First Industrial Realty Trust Inc	365,570	11,157	(a) Non-Income Producing Security
Frasers Logistics & Industrial Trust	2,968,762	2,399	(b)		Security exempt from registration under Rule 144A of the Securities Act of
Gecina SA	127,022	19,205	1933. These securities may be resold in transactions exempt from
Gecina SA - Rights (a)	122,209	363	registration, normally to qualified institutional buyers. At the end of the
GGP Inc	273,993	6,195	period, the value of these securities totaled $8,647 or 0.50% of net assets.
Goodman Group	5,321,917	33,915
Great Portland Estates PLC	1,520,877	12,086
HCP Inc	381,870	12,086
Healthcare Trust of America Inc	370,478	11,333	Portfolio Summary (unaudited)
Hispania Activos Inmobiliarios SOCIMI SA	417,087	7,508	Country		Percent
Hoshino Resorts REIT Inc	946	4,874	United States		54.96%
Host Hotels & Resorts Inc	428,683	7,999	Japan		11.85%
Hudson Pacific Properties Inc	416,187	13,618	Hong Kong		7.00%
Industrial & Infrastructure Fund Investment	1,741	7,879	Australia		5.71%
Corp			Germany		5.44%
Invitation Homes Inc	750,211	15,994	United Kingdom		4.62%
Japan Hotel REIT Investment Corp	27,462	19,852	France		3.03%
Japan Logistics Fund Inc	6,767	13,748	Spain		2.61%
Japan Retail Fund Investment Corp	12,749	24,351	Sweden		2.24%
JBG SMITH Properties (a)	34,789	1,234	Singapore		1.91%
Kenedix Retail REIT Corp	3,664	8,039	Netherlands		1.02%
Kilroy Realty Corp	286,437	19,882	Mexico		0.64%
Kite Realty Group Trust	277,970	5,707	Canada		0.55%
Klepierre	454,918	18,514	Norway		0.50%
Link REIT	3,564,500	28,939	Other Assets and Liabilities		(2.08)%
Macquarie Mexico Real Estate Management	3,506,593	4,322	TOTAL NET ASSETS		100.00%
SA de CV (a)
Merlin Properties Socimi SA	1,668,878	22,459
Park Hotels & Resorts Inc	152,845	4,116

See accompanying notes.

     Schedule of Investments Government & High Quality Bond Fund July 31, 2017 (unaudited)

INVESTMENT COMPANIES - 1.28%	Shares Held	Value (000's)	Principal
Money Market Funds - 1.28%			BONDS (continued)	Amount (000's)	Value (000's)
Goldman Sachs Financial Square Funds -	19,677,115	$19,677	Home Equity Asset Backed Securities - 0.41%
Government Fund			ACE Securities Corp Mortgage Loan Trust
			Series 2007-D1
TOTAL INVESTMENT COMPANIES		$19,677	6.93%, 02/25/2038(c)	$6,451	$6,269
	Principal
BONDS - 29.31%	Amount (000's)	Value (000's)	Mortgage Backed Securities - 19.79%
Automobile Asset Backed Securities - 0.26%			Citigroup Mortgage Loan Trust 2014-A
			5.46%, 01/25/2035(a),(c)	5,697	5,996
AmeriCredit Automobile Receivables Trust
2016-3			Citigroup Mortgage Loan Trust 2015-PS1
2.24%, 04/08/2022(a)	$4,000	$3,979	5.25%, 09/25/2042(a),(c)	7,932	8,512
			CSMC Trust 2015-1
			3.95%, 01/25/2045(a),(c)	7,790	7,759
Commercial Mortgage Backed Securities - 8.35%
CD 2017-CD3 Mortgage Trust			Fannie Mae Interest Strip
3.98%, 02/10/2050(a)	4,500	4,641	3.50%, 12/25/2043(b)	5,915	1,044
			7.00%, 04/25/2024(a),(b)	42	7
Citigroup Commercial Mortgage Trust 2016-
GC36			Fannie Mae REMICS
4.76%, 02/10/2049(a)	4,400	4,615	1.71%, 07/25/2056(a),(b)	44,344	2,699
COMM 2014-UBS4 Mortgage Trust			1.72%, 03/25/2046(a),(b)	34,953	1,972
4.62%, 08/10/2047 (a)	5,000	5,073	1.74%, 07/25/2044(a),(b)	21,289	1,401
COMM 2014-UBS5 Mortgage Trust			1.76%, 04/25/2045(a),(b)	31,502	1,773
4.61%, 09/10/2047 (a)	11,680	12,147	1.77%, 08/25/2044(a),(b)	42,735	2,513
Ginnie Mae			1.77%, 11/25/2044(a),(b)	28,089	1,717
0.38%, 10/16/2053(a),(b)	15,673	630	1.77%, 04/25/2045(a),(b)	41,748	2,694
0.56%, 06/16/2052(a),(b)	32,140	948	1.77%, 05/25/2046(a),(b)	52,483	2,743
0.57%, 12/16/2053(a),(b)	34,247	1,224	1.81%, 06/25/2045(a),(b)	42,701	2,924
0.61%, 08/16/2051(a),(b)	85,675	3,721	1.83%, 04/25/2027(a)	11	11
0.65%, 04/16/2047(a),(b)	88,297	3,772	1 Month LIBOR + 0.60%
0.68%, 08/16/2055(a),(b)	54,160	3,133	1.87%, 12/25/2045(a),(b)	12,447	739
0.69%, 10/16/2054(a),(b)	49,338	1,762	1.91%, 08/25/2044(a),(b)	31,425	1,901
0.73%, 11/16/2045(a),(b)	38,672	1,691	2.50%, 02/25/2028(a),(b)	18,076	1,491
0.75%, 11/16/2052(a),(b)	53,337	2,522	3.00%, 04/25/2042	8,383	8,504
0.76%, 06/16/2054(a),(b)	64,593	2,320	3.00%, 02/25/2043(a)	5,819	5,970
0.79%, 02/16/2053(a),(b)	46,601	2,229	3.00%, 01/25/2046(a)	10,135	10,361
0.82%, 02/16/2053(a),(b)	122,387	6,634	3.50%, 01/25/2028(a),(b)	16,250	1,764
0.83%, 10/16/2056(a),(b)	34,222	2,109	3.50%, 06/25/2033(a),(b)	17,509	2,348
0.84%, 09/16/2053(a),(b)	51,075	2,441	3.50%, 04/25/2034(a),(b)	17,818	2,480
0.84%, 01/16/2056(a),(b)	21,768	1,137	3.50%, 02/25/2036(a),(b)	11,231	1,810
0.85%, 03/16/2052(a),(b)	62,733	3,779	3.50%, 01/25/2040(a),(b)	19,596	2,419
0.93%, 02/16/2046(a),(b)	72,200	3,584	3.50%, 11/25/2042	9,708	10,281
0.94%, 06/16/2057(a),(b)	16,560	1,210	3.50%, 11/25/2042(a),(b)	24,636	4,767
GS Mortgage Securities Trust 2011-GC5			3.50%, 02/25/2043	1,313	1,375
5.40%, 08/10/2044(a),(c)	4,624	4,567	3.50%, 02/25/2043(a),(b)	10,937	1,645
GS Mortgage Securities Trust 2013-GC13			4.00%, 06/25/2039	10,000	10,489
4.07%, 07/10/2046(a),(c)	5,000	4,643	4.00%, 12/25/2039(b)	10,742	1,317
GS Mortgage Securities Trust 2014-GC24			4.00%, 03/25/2045	6,411	7,045
4.53%, 09/10/2047(a)	4,200	4,228	4.00%, 04/25/2047	3,040	3,234
			4.50%, 04/25/2045(a),(b)	30,514	7,182
GS Mortgage Securities Trust 2015-GC32
4.41%, 07/10/2048(a)	1,750	1,747	7.00%, 04/25/2032	1,060	1,221
JP Morgan Chase Commercial Mortgage			9.00%, 05/25/2020	10	11
Securities Trust 2013-C16			Freddie Mac REMICS
4.91%, 12/15/2046(a)	8,000	8,640	1.77%, 05/15/2041(a),(b)	56,764	3,398
			1.79%, 04/15/2040(a),(b)	41,132	2,588
JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1			1.80%, 02/15/2042(a),(b)	28,858	1,651
4.24%, 01/15/2049 (a),(c)	3,000	2,406	1.86%, 10/15/2041(a),(b)	36,695	2,158
			1.99%, 10/15/2040(a),(b)	38,889	2,831
Wells Fargo Commercial Mortgage Trust			2.13%, 02/15/2021(a)	5	5
2014-LC16			1 Month LIBOR + 0.90%
4.46%, 08/15/2050	500	502
Wells Fargo Commercial Mortgage Trust			2.50%, 11/15/2032	6,254	6,213
2015-C31			2.50%, 02/15/2043	3,148	3,063
4.61%, 11/15/2048(a)	6,000	6,249	3.00%, 11/15/2030(a),(b)	7,203	528
WFRBS Commercial Mortgage Trust			3.00%, 06/15/2040	6,309	6,463
2013-C14			3.00%, 10/15/2042	2,076	2,104
4.00%, 06/15/2046(a),(c)	2,500	2,296	3.00%, 05/15/2044	1,588	1,558
			3.00%, 04/15/2046	3,541	3,595
WFRBS Commercial Mortgage Trust 2014-C22			3.50%, 01/15/2028(a),(b)	8,585	844
3.91%, 09/15/2057(a),(c)	4,840	3,844	3.50%, 04/15/2040(b)	11,576	978
			3.50%, 05/15/2043	3,585	3,719
WFRBS Commercial Mortgage Trust 2014-C23			3.50%, 08/15/2043	6,338	6,571
4.38%, 10/15/2057(a)	9,700	10,236	3.50%, 09/15/2043(a)	7,680	7,853
			4.00%, 06/15/2028(a),(b)	207	—

WFRBS Commercial Mortgage Trust 2014-LC14			4.00%, 05/15/2039	4,825	5,001
4.34%, 03/15/2047(a)	8,000	7,854	4.00%, 11/15/2042(a),(b)	14,307	2,519
		$128,534	4.00%, 01/15/2045	6,608	7,104
			4.00%, 04/15/2045	2,790	2,990

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2017 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Mortgage Backed Securities (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Freddie Mac REMICS (continued)			3.50%, 02/01/2044	$7,978	$8,247
6.50%, 08/15/2027	$90	$96	3.50%, 08/01/2045	8,268	8,582
Freddie Mac Strips			3.50%, 07/01/2046	11,754	12,196
2.02%, 02/15/2038(a),(b)	39,788	2,308	3.50%, 01/01/2047	15,942	16,534
3.00%, 10/15/2027(a),(b)	15,806	1,504	4.00%, 12/01/2040	5,660	6,026
Ginnie Mae			4.00%, 12/01/2041	5,355	5,735
0.87%, 09/20/2037(a),(b)	30,444	1,473	4.00%, 07/01/2042	3,778	4,045
0.89%, 03/20/2041(a),(b)	37,204	1,329	4.00%, 09/15/2042	3,295	3,462
0.94%, 11/20/2036(a),(b)	44,778	2,076	4.00%, 07/01/2043	5,034	5,388
3.00%, 05/16/2037	14,000	14,114	4.00%, 09/01/2044	6,188	6,619
3.00%, 04/20/2047	3,143	2,830	4.00%, 10/01/2045	10,662	11,387
3.25%, 05/20/2045(a)	5,112	5,346	4.50%, 04/01/2041	5,861	6,413
3.50%, 04/20/2038(a),(b)	9,874	903	4.50%, 11/01/2043	5,748	6,302
3.50%, 10/20/2041(a),(b)	15,729	1,988	5.00%, 10/01/2025	69	75
3.50%, 01/20/2043(b)	20,191	4,788	5.00%, 12/01/2032	69	76
3.50%, 05/20/2043(a),(b)	13,259	2,439	5.00%, 02/01/2033	581	638
3.50%, 10/20/2044(a),(b)	24,099	4,049	5.00%, 01/01/2034	597	656
4.00%, 02/20/2034	6,199	6,402	5.00%, 05/01/2034	143	156
4.00%, 11/16/2038	620	643	5.00%, 07/01/2035	57	63
4.00%, 10/20/2043(a),(b)	27,793	4,566	5.00%, 07/01/2035	3	3
4.00%, 04/20/2046(b)	16,533	3,371	5.00%, 10/01/2035	12	13
4.50%, 04/20/2045(a),(b)	8,449	1,976	5.00%, 11/01/2035	449	494
4.50%, 12/20/2045(a),(b)	10,978	2,573	5.00%, 07/01/2044	4,161	4,597
5.00%, 11/20/2039	4,532	5,030	5.50%, 04/01/2018	4	4
New Residential Mortgage Loan Trust 2014-			5.50%, 03/01/2029	1	1
3			5.50%, 05/01/2033	11	12
4.75%, 11/25/2054(a),(c)	7,225	7,583	5.50%, 10/01/2033	15	16
New Residential Mortgage Loan Trust 2015-			5.50%, 12/01/2033	402	449
2			5.50%, 07/01/2037	24	26
5.57%, 08/25/2055(a),(c)	6,375	6,604	5.50%, 04/01/2038	16	17
Sequoia Mortgage Trust 2013-2			5.50%, 05/01/2038	60	67
3.64%, 02/25/2043(a)	7,918	8,130	6.00%, 01/01/2021	34	35
Sequoia Mortgage Trust 2017-5			6.00%, 06/01/2028	9	10
3.50%, 08/25/2047(a),(c),(d)	1,700	1,707	6.00%, 05/01/2031	96	110
Springleaf Mortgage Loan Trust 2013-3			6.00%, 10/01/2031	3	3
3.79%, 09/25/2057(a),(c)	4,800	4,820	6.00%, 02/01/2032	17	19
		$304,501	6.00%, 09/01/2032	163	184
Other Asset Backed Securities - 0.50%			6.00%, 11/01/2033	484	547
CNH Equipment Trust 2016-C			6.00%, 11/01/2033	256	288
1.76%, 09/15/2023	1,600	1,587	6.00%, 09/01/2034	88	100
1.93%, 03/15/2024(a)	2,000	1,983	6.00%, 02/01/2035	95	108
TAL Advantage V LLC			6.00%, 10/01/2036(a)	56	64
3.33%, 05/20/2039(a),(c)	4,063	4,068	6.00%, 03/01/2037	95	107
		$7,638	6.00%, 05/01/2037	149	171
			6.00%, 01/01/2038(a)	38	43
TOTAL BONDS		$450,921
U.S. GOVERNMENT & GOVERNMENT	Principal		6.00%, 03/01/2038	41	46
AGENCY OBLIGATIONS - 69.51%	Amount (000's) Value (000's)		6.00%, 04/01/2038	139	158
Federal Home Loan Mortgage Corporation (FHLMC) - 15.09%			6.00%, 07/01/2038	248	280
2.00%, 02/01/2028	$467	$461	6.00%, 10/01/2038	131	149
2.00%, 03/01/2028	2,149	2,122	6.00%, 09/01/2039	4,655	5,385
2.50%, 08/01/2027	1,711	1,737	6.50%, 12/01/2021	160	174
2.50%, 02/01/2028	5,418	5,499	6.50%, 04/01/2022	145	156
3.00%, 02/01/2027	4,748	4,888	6.50%, 05/01/2022	69	72
3.00%, 04/01/2035	3,058	3,129	6.50%, 08/01/2022	38	42
3.00%, 10/01/2042	8,725	8,787	6.50%, 05/01/2023	75	77
3.00%, 10/01/2042	7,092	7,156	6.50%, 07/01/2023	2	2
3.00%, 05/01/2043	3,075	3,099	6.50%, 01/01/2024	3	4
3.00%, 07/01/2045	8,484	8,535	6.50%, 07/01/2025	1	1
3.00%, 10/01/2046(a)	9,900	9,970	6.50%, 09/01/2025	1	1
3.00%, 01/01/2047	8,075	8,133	6.50%, 10/01/2025	1	2
3.04%, 03/01/2036(a)	239	246	6.50%, 03/01/2029	3	3
6 Month LIBOR + 1.67%			6.50%, 03/01/2029	50	56
3.48%, 10/01/2032(a)	2	2	6.50%, 04/01/2031	212	235
12 Month LIBOR + 1.98%			6.50%, 10/01/2031	68	76
3.50%, 11/01/2026	3,050	3,193	6.50%, 02/01/2032	10	11
3.50%, 02/01/2032	5,104	5,343	6.50%, 04/01/2032	9	10
3.50%, 04/01/2032	4,502	4,712	6.50%, 04/01/2035	7	8
3.50%, 12/01/2041	3,015	3,129	6.50%, 02/01/2037	30	33
3.50%, 04/01/2042	8,937	9,253	7.00%, 07/01/2024	2	2
3.50%, 07/01/2042	10,095	10,452	7.00%, 01/01/2028	394	431
3.50%, 09/01/2042	6,796	7,037	7.00%, 06/01/2029	118	135
3.50%, 08/01/2043	6,886	7,136	7.00%, 01/01/2031	1	1

See accompanying notes.

     Schedule of Investments Government & High Quality Bond Fund July 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal National Mortgage Association (FNMA) (continued)
7.00%, 04/01/2031	$79	$87	4.00%, 04/01/2042	$5,506	$5,818
7.00%, 10/01/2031	90	101	4.00%, 01/01/2043	2,525	2,697
7.00%, 04/01/2032	181	207	4.00%, 03/01/2043	4,900	5,206
7.50%, 12/01/2030	3	3	4.00%, 08/01/2043	5,217	5,571
7.50%, 02/01/2031	18	21	4.00%, 08/01/2043	8,631	9,218
7.50%, 02/01/2031	2	2	4.00%, 10/01/2043	6,523	6,958
8.50%, 07/01/2029	80	85	4.00%, 04/01/2044	3,349	3,579
		$232,163	4.00%, 08/01/2044	4,655	4,974
Federal National Mortgage Association (FNMA) - 41.58%			4.00%, 08/01/2044	11,969	12,798
2.00%, 10/01/2027	2,761	2,754	4.00%, 11/01/2044	3,662	3,916
2.00%, 10/01/2027	3,639	3,631	4.00%, 12/01/2044	7,525	8,047
2.00%, 02/01/2028	5,008	4,946	4.00%, 02/01/2045	6,244	6,678
2.00%, 08/01/2028	3,063	3,025	4.00%, 07/01/2045	7,406	7,847
2.00%, 07/01/2030	7,624	7,491	4.00%, 08/01/2045	7,218	7,720
2.00%, 12/01/2031	7,438	7,308	4.00%, 09/01/2045	12,369	13,227
2.50%, 06/01/2027	6,393	6,488	4.50%, 12/01/2019	17	18
2.50%, 05/01/2028	2,792	2,832	4.50%, 01/01/2020	82	84
2.50%, 08/01/2028	3,736	3,791	4.50%, 09/01/2025	2,216	2,336
2.50%, 09/01/2028	5,599	5,681	4.50%, 03/01/2041	4,522	4,898
2.50%, 03/01/2030	8,123	8,218	4.50%, 11/01/2041	4,630	5,060
2.50%, 12/01/2031	10,125	10,225	4.50%, 03/01/2042	10,008	10,941
3.00%, 04/01/2027	4,542	4,684	4.50%, 09/01/2043	4,557	5,000
3.00%, 05/01/2029	7,188	7,418	4.50%, 09/01/2043	5,260	5,771
3.00%, 08/01/2031	12,070	12,449	4.50%, 09/01/2043	8,360	9,174
3.00%, 02/01/2037	6,781	6,917	4.50%, 11/01/2043	7,394	8,112
3.00%, 10/01/2042	6,553	6,611	4.50%, 09/01/2044	6,222	6,823
3.00%, 11/01/2042	9,062	9,142	4.50%, 10/01/2044	4,333	4,752
3.00%, 12/01/2042	6,609	6,668	4.50%, 12/01/2044	10,452	11,463
3.00%, 12/01/2042	6,810	6,860	4.50%, 09/01/2045	6,977	7,627
3.00%, 01/01/2043	6,662	6,711	5.00%, 01/01/2018	3	3
3.00%, 01/01/2043	5,770	5,821	5.00%, 11/01/2018	35	36
3.00%, 02/01/2043	6,824	6,896	5.00%, 04/01/2019	15	16
3.00%, 04/01/2043	7,993	7,985	5.00%, 01/01/2026	82	90
3.00%, 06/01/2043	12,508	12,619	5.00%, 04/01/2035	196	218
3.00%, 08/01/2043	8,341	8,415	5.00%, 05/01/2035	96	105
3.00%, 07/01/2045	3,350	3,367	5.00%, 07/01/2035	33	36
3.00%, 01/01/2046	6,541	6,580	5.00%, 02/01/2038	2,242	2,498
3.00%, 05/01/2046	6,469	6,512	5.00%, 03/01/2038	1,608	1,791
3.00%, 07/01/2046	8,801	8,833	5.00%, 02/01/2040	8,476	9,460
3.00%, 09/01/2046	7,435	7,485	5.00%, 05/01/2040	3,241	3,616
3.00%, 10/01/2046	8,365	8,402	5.00%, 07/01/2040	2,141	2,390
3.00%, 12/01/2046	8,493	8,542	5.00%, 07/01/2041	9,598	10,709
3.00%, 12/01/2046	9,725	9,760	5.00%, 02/01/2044	4,214	4,703
3.00%, 01/01/2047	7,655	7,706	5.00%, 06/01/2044	4,444	4,941
3.09%, 12/01/2033(a)	105	110	5.50%, 09/01/2017	1	1
12 Month LIBOR + 1.60%			5.50%, 12/01/2017	12	12
3.50%, 08/01/2031	6,264	6,573	5.50%, 03/01/2018	3	3
3.50%, 11/01/2033(a)	10	10	5.50%, 06/01/2019	4	4
6 Month LIBOR + 2.26%			5.50%, 06/01/2019	4	4
3.50%, 02/01/2042	7,304	7,592	5.50%, 07/01/2019	5	5
3.50%, 06/01/2042	3,754	3,883	5.50%, 07/01/2019	1	1
3.50%, 07/01/2042	5,905	6,114	5.50%, 07/01/2019	9	9
3.50%, 07/01/2042	4,308	4,455	5.50%, 07/01/2019	16	16
3.50%, 09/01/2042	9,724	10,064	5.50%, 08/01/2019	14	15
3.50%, 11/01/2042	5,985	6,197	5.50%, 08/01/2019	3	3
3.50%, 02/01/2043	2,455	2,551	5.50%, 09/01/2019	20	21
3.50%, 05/01/2043	3,104	3,225	5.50%, 06/01/2026	75	83
3.50%, 05/01/2043	5,983	6,203	5.50%, 05/01/2033	88	91
3.50%, 10/01/2044	7,852	8,157	5.50%, 07/01/2033	760	856
3.50%, 11/01/2044	6,873	7,140	5.50%, 09/01/2033	390	439
3.50%, 03/01/2045	3,752	3,883	5.50%, 02/01/2037	7	8
3.50%, 03/01/2045	6,361	6,594	5.50%, 12/01/2037	1,042	1,168
3.50%, 06/01/2045	8,121	8,436	5.50%, 03/01/2038	390	436
3.50%, 08/01/2045	6,827	7,091	5.50%, 03/01/2038	285	320
3.50%, 09/01/2045	6,193	6,412	6.00%, 08/01/2017	1	1
3.50%, 10/01/2045	6,916	7,184	6.00%, 08/01/2018	52	52
3.50%, 11/01/2045	12,807	13,276	6.00%, 12/01/2022	13	15
3.50%, 01/01/2046	6,134	6,372	6.00%, 03/01/2029	50	57
3.50%, 04/01/2046	8,960	9,310	6.00%, 12/01/2031	2	2
3.50%, 12/01/2046	9,707	10,053	6.00%, 12/01/2031	2	3
4.00%, 01/01/2034	1,663	1,767	6.00%, 01/01/2032	242	264
4.00%, 09/01/2040	3,282	3,494	6.00%, 11/01/2032	7	8
4.00%, 02/01/2042	2,748	2,936

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
6.00%, 04/01/2033	$224	$243	5.50%, 01/15/2039	$233	$261
6.00%, 02/01/2034	194	218	6.00%, 10/15/2023	84	94
6.00%, 03/01/2034	142	159	6.00%, 11/15/2023	15	17
6.00%, 09/01/2034	717	774	6.00%, 11/15/2023	38	43
6.00%, 11/01/2037	38	43	6.00%, 12/15/2023	2	2
6.00%, 02/01/2038	106	121	6.00%, 12/15/2023	9	10
6.00%, 03/01/2038	67	76	6.00%, 12/15/2023	8	9
6.00%, 08/01/2038	645	732	6.00%, 01/15/2024	11	13
6.00%, 04/01/2039	803	926	6.00%, 02/15/2024	14	16
6.50%, 09/01/2024	190	210	6.00%, 02/15/2024	21	24
6.50%, 08/01/2028	21	23	6.00%, 02/15/2024	15	17
6.50%, 12/01/2028	38	42	6.00%, 03/15/2024	13	15
6.50%, 02/01/2029	23	25	6.00%, 04/20/2026	48	54
6.50%, 03/01/2029	28	32	6.00%, 10/20/2028	6	7
6.50%, 04/01/2029	25	27	6.00%, 02/20/2029	80	90
6.50%, 06/01/2031	74	81	6.00%, 08/15/2032	33	37
6.50%, 06/01/2031	67	75	6.00%, 09/15/2032	67	76
6.50%, 06/01/2031	86	97	6.00%, 02/15/2033	19	21
6.50%, 12/01/2031	3	4	6.00%, 07/20/2033	1,016	1,158
6.50%, 01/01/2032	32	36	6.00%, 08/15/2038	138	156
6.50%, 04/01/2032	214	238	6.50%, 09/15/2023	6	7
6.50%, 04/01/2032	21	24	6.50%, 09/15/2023	12	13
6.50%, 08/01/2032	134	151	6.50%, 09/15/2023	19	21
6.50%, 11/01/2032	178	198	6.50%, 09/15/2023	11	12
6.50%, 11/01/2032	391	436	6.50%, 10/15/2023	17	19
6.50%, 02/01/2033	223	247	6.50%, 12/15/2023	21	23
6.50%, 04/01/2036	8	9	6.50%, 12/15/2023	15	16
6.50%, 08/01/2036	53	60	6.50%, 12/15/2023	10	11
6.50%, 08/01/2036	100	115	6.50%, 12/15/2023	5	5
6.50%, 10/01/2036	41	47	6.50%, 01/15/2024	5	6
6.50%, 11/01/2036	33	37	6.50%, 01/15/2024	6	6
6.50%, 07/01/2037	40	45	6.50%, 01/15/2024	13	14
6.50%, 07/01/2037	27	31	6.50%, 01/15/2024	6	6
6.50%, 08/01/2037	522	605	6.50%, 01/15/2024	26	29
6.50%, 08/01/2037	43	48	6.50%, 01/15/2024	3	3
6.50%, 02/01/2038	34	40	6.50%, 03/15/2024	18	20
6.50%, 05/01/2038	8	9	6.50%, 04/15/2024	10	11
7.00%, 05/01/2022	10	11	6.50%, 04/20/2024	8	8
7.00%, 08/01/2028	70	82	6.50%, 07/15/2024	31	34
7.00%, 12/01/2028	73	84	6.50%, 01/15/2026	6	7
7.00%, 07/01/2029	73	85	6.50%, 03/15/2026	9	9
7.00%, 11/01/2031	163	177	6.50%, 07/20/2026	2	2
7.00%, 07/01/2032	140	157	6.50%, 10/20/2028	8	10
7.50%, 12/01/2024	94	102	6.50%, 03/20/2031	67	80
7.50%, 07/01/2029	17	17	6.50%, 04/20/2031	54	64
7.50%, 02/01/2030	75	82	6.50%, 07/15/2031	1	1
7.50%, 01/01/2031	1	1	6.50%, 10/15/2031	11	12
7.50%, 08/01/2032	10	11	6.50%, 07/15/2032	4	4
8.50%, 09/01/2025	1	1	6.50%, 05/20/2034	575	669
9.00%, 09/01/2030	20	22	6.80%, 04/20/2025	34	35
		$639,793	7.00%, 11/15/2022	3	3
Government National Mortgage Association (GNMA) - 8.01%			7.00%, 12/15/2022	27	28
3.00%, 11/15/2042	8,085	8,229	7.00%, 01/15/2023	6	6
3.00%, 11/15/2042	5,723	5,820	7.00%, 01/15/2023	3	3
3.00%, 12/15/2042	5,678	5,779	7.00%, 01/15/2023	14	14
3.00%, 02/15/2043	6,436	6,550	7.00%, 02/15/2023	18	18
3.00%, 09/20/2046	8,154	8,301	7.00%, 07/15/2023	7	7
3.00%, 11/20/2046	5,832	5,927	7.00%, 07/15/2023	7	7
3.50%, 08/20/2042	5,732	5,983	7.00%, 07/15/2023	12	12
3.50%, 05/15/2043	9,606	10,051	7.00%, 08/15/2023	14	15
3.50%, 06/20/2043	6,423	6,710	7.00%, 10/15/2023	4	4
3.50%, 08/15/2043	7,836	8,156	7.00%, 12/15/2023	11	12
3.50%, 04/20/2045	6,283	6,545	7.00%, 12/15/2023	12	13
3.50%, 09/20/2045	8,540	8,908	7.00%, 01/15/2026	10	10
4.00%, 08/15/2041	5,027	5,361	7.00%, 01/15/2027	12	13
4.00%, 09/15/2041	8,332	8,898	7.00%, 10/15/2027	8	8
4.00%, 03/15/2044	5,104	5,466	7.00%, 10/15/2027	1	1
4.00%, 10/20/2044	4,946	5,249	7.00%, 10/15/2027	1	1
5.00%, 02/15/2034	158	174	7.00%, 12/15/2027	2	2
5.00%, 10/15/2039	3,373	3,762	7.00%, 12/15/2027	5	5
5.50%, 07/20/2033	1,312	1,469	7.00%, 02/15/2028	1	1
5.50%, 03/20/2034	1,315	1,504	7.00%, 04/15/2028	2	2
5.50%, 05/20/2035	139	155

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		(f) Security is a Principal Only Strip.
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)

7.00%, 06/15/2028	$106	$116	Portfolio Summary (unaudited)
7.00%, 12/15/2028	66	72	Sector	Percent
7.00%, 01/15/2029	47	51
7.00%, 03/15/2029	24	24	Mortgage Securities	92.82%
7.00%, 04/15/2029	166	182	Government	4.83%
7.00%, 04/15/2029	13	13	Investment Companies	1.28%
7.00%, 05/15/2031	7	9	Asset Backed Securities	1.17%
7.00%, 07/15/2031	1	2	Other Assets and Liabilities	(0.10)%
7.00%, 09/15/2031	1	1	TOTAL NET ASSETS	100.00%
7.50%, 12/15/2021	15	15
7.50%, 02/15/2022	5	5
7.50%, 03/15/2022	6	6
7.50%, 04/15/2022	2	2
7.50%, 04/15/2022	18	18
7.50%, 07/15/2022	7	7
7.50%, 08/15/2022	2	2
7.50%, 08/15/2022	12	12
7.50%, 08/15/2022	3	3
7.50%, 02/15/2023	7	7
7.50%, 05/15/2023	2	2
7.50%, 05/15/2023	7	7
7.50%, 06/15/2023	11	12
7.50%, 10/15/2023	1	—
7.50%, 11/15/2023	8	8
7.50%, 03/15/2024	11	12
7.50%, 08/15/2024	1	1
7.50%, 05/15/2027	15	15
7.50%, 05/15/2027	5	5
7.50%, 06/15/2027	9	9
7.50%, 08/15/2029	51	57
7.50%, 10/15/2029	17	17
7.50%, 11/15/2029	46	47
8.00%, 02/15/2022	15	16
8.00%, 04/15/2022	10	10
8.00%, 12/15/2030	6	7
9.00%, 11/15/2021	27	28
9.50%, 09/20/2018	7	7
9.50%, 09/15/2020	5	5
9.50%, 08/15/2021	25	27
		$123,298
U.S. Treasury - 4.40%
1.00%, 02/15/2018	12,600	12,589
2.00%, 02/15/2025	3,700	3,659
3.13%, 05/15/2021	18,000	18,964
4.25%, 11/15/2040	8,710	10,862
5.25%, 11/15/2028	9,600	12,347
6.25%, 08/15/2023	7,500	9,330
		$67,751
U.S. Treasury Strip - 0.43%
0.00%, 05/15/2020(e),(f)	6,800	6,534

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,069,539
Total Investments		$1,540,137
Other Assets and Liabilities - (0.10)%		$(1,514)
TOTAL NET ASSETS - 100.00%		$1,538,623

(a)	Variable Rate. Rate shown is in effect at July 31, 2017.
(b)	Security is an Interest Only Strip
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $71,074 or 4.62% of net assets.
(d)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $1,707 or 0.11% of net assets.
(e)	Non-Income Producing Security

See accompanying notes.

Schedule of Investments High Yield Fund July 31, 2017 (unaudited)

COMMON STOCKS - 0.94%	Shares Held	Value (000's)		Principal
Energy - Alternate Sources - 0.00%			BONDS (continued)	Amount (000's) Value (000's)
Ogden Corp (a),(b),(c)	5,000,000	$—	Automobile Parts & Equipment (continued)
			Dana Inc
Oil & Gas - 0.94%			5.50%, 12/15/2024	$8,530	$8,839
Chaparral Energy Inc - A Shares (a),(d)	810,093	16,850	IHO Verwaltungs GmbH
Chaparral Energy Inc - A Shares (a),(c),(d)	6,193	129	4.75%, 09/15/2026(e)	2,985	3,041
Chaparral Energy Inc - B Shares (a),(c),(d)	170,356	3,543	ZF North America Capital Inc
Patterson-UTI Energy Inc	691,815	13,380	4.50%, 04/29/2022(e)	2,030	2,132
		$33,902	4.75%, 04/29/2025(e)	6,300	6,584
Telecommunications - 0.00%					$42,180
Goodman Networks Inc (a),(b),(c),(d)	286,712	—	Banks - 2.47%
			Barclays PLC
TOTAL COMMON STOCKS		$33,902	4.84%, 05/09/2028	8,205	8,524
INVESTMENT COMPANIES - 5.73%	Shares Held	Value (000's)	ING Bank NV
Money Market Funds - 5.73%			5.80%, 09/25/2023(e)	18,700	21,236
Goldman Sachs Financial Square Funds -	207,928,364	207,928	ING Groep NV
Government Fund			6.00%, 12/31/2049(g),(h)	13,780	14,290
			USSW5 Index Spread + 4.45%
TOTAL INVESTMENT COMPANIES		$207,928	JPMorgan Chase & Co
			5.00%, 12/31/2049(g),(h)	35,420	36,124
PREFERRED STOCKS - 0.17%	Shares Held	Value (000's)
Agriculture - 0.16%			3 Month LIBOR + 3.32%
Pinnacle Operating Corp 0.00% (a),(b),(c),(d)	11,240,767	$5,755	Popular Inc
			7.00%, 07/01/2019	8,920	9,411
Telecommunications - 0.01%					$89,585
Goodman Networks Inc 0.00% (a),(b),(c),(d)	341,120	406	Building Materials - 1.34%
			BMC East LLC
			5.50%, 10/01/2024(e)	9,540	10,041
TOTAL PREFERRED STOCKS		$6,161
			Boise Cascade Co
	Principal		5.63%, 09/01/2024(e)	8,655	9,001
BONDS - 85.57%	Amount (000's)	Value (000's)
Advertising - 0.05%			Cemex SAB de CV
			5.70%, 01/11/2025(e)	8,420	8,967
Lamar Media Corp			6.13%, 05/05/2025(e)	4,000	4,325
5.88%, 02/01/2022	$1,660	$1,714	7.75%, 04/16/2026(e)	4,705	5,399
			Norbord Inc
Aerospace & Defense - 0.32%			5.38%, 12/01/2020(e)	10,175	10,811
Air 2 US
8.63%, 10/01/2020(e)	2,391	2,496			$48,544
DAE Funding LLC			Chemicals - 2.18%
4.50%, 08/01/2022(e),(f)	5,235	5,327	A Schulman Inc
5.00%, 08/01/2024(e),(f)	3,765	3,845	6.87%, 06/01/2023(g)	7,105	7,425
		$11,668	Aruba Investments Inc
			8.75%, 02/15/2023(e)	11,725	12,018
Agriculture - 0.71%
Pinnacle Operating Corp			Blue Cube Spinco Inc
9.00%, 05/15/2023(e)	16,469	15,646	9.75%, 10/15/2023	5,350	6,527
Vector Group Ltd			CF Industries Inc
6.13%, 02/01/2025(e)	9,715	10,006	5.15%, 03/15/2034	13,265	12,171
		$25,652	Consolidated Energy Finance SA
			6.75%, 10/15/2019(e)	8,753	8,950
Airlines - 0.19%			6.88%, 06/15/2025(e)	11,760	12,348

American Airlines 2015-1 Class B Pass			Cornerstone Chemical Co
Through Trust			9.38%, 03/15/2018 (e)	9,815	9,913
3.70%, 11/01/2024	2,259	2,242
			NOVA Chemicals Corp
United Airlines 2014-1 Class B Pass Through			5.25%, 06/01/2027 (e)	9,635	9,659
Trust
4.75%, 10/11/2023	2,854	2,956			$79,011
US Airways 2001-1G Pass Through Trust			Coal - 0.24%
7.08%, 09/20/2022	1,552	1,656	Alliance Resource Operating Partners LP /
		$6,854	Alliance Resource Finance Corp
			7.50%, 05/01/2025(e)	8,415	8,888
Automobile Manufacturers - 0.98%
Jaguar Land Rover Automotive PLC
3.50%, 03/15/2020(e)	7,400	7,455	Commercial Services - 1.21%
4.25%, 11/15/2019(e)	3,550	3,643	Ahern Rentals Inc
			7.38%, 05/15/2023(e)	10,000	8,850
5.63%, 02/01/2023(e)	6,780	7,043
			GW Honos Security Corp
Mclaren Finance PLC			8.75%, 05/15/2025(e)	9,320	9,926
5.75%, 08/01/2022(e)	3,010	3,085
			IHS Markit Ltd
Navistar International Corp			4.75%, 02/15/2025(e)	4,490	4,726
8.25%, 11/01/2021	14,360	14,477	Team Health Holdings Inc
		$35,703	6.38%, 02/01/2025(e)	7,425	7,276
Automobile Parts & Equipment - 1.16%			TMS International Corp
Allison Transmission Inc			7.63%, 10/15/2021(e)	10,020	10,496
5.00%, 10/01/2024(e)	7,180	7,431
			United Rentals North America Inc
American Axle & Manufacturing Inc			4.88%, 01/15/2028(f)	2,815	2,822
6.25%, 04/01/2025(e)	12,400	12,353
Dana Financing Luxembourg Sarl					$44,096
6.50%, 06/01/2026(e)	1,680	1,800

See accompanying notes

Schedule of Investments High Yield Fund July 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Computers - 1.36%			Engineering & Construction - 0.27%
Compiler Finance Sub Inc			Tutor Perini Corp
7.00%, 05/01/2021(e)	$12,770	$6,385	6.88%, 05/01/2025(e)	$9,090	$9,772
Dell International LLC / EMC Corp
3.48%, 06/01/2019(e)	8,455	8,655	Entertainment - 3.60%
5.88%, 06/15/2021(e)	1,200	1,259	AMC Entertainment Holdings Inc
7.13%, 06/15/2024(e)	29,550	32,883	5.88%, 11/15/2026	12,445	12,693
		$49,182	Carmike Cinemas Inc
Consumer Products - 0.26%			6.00%, 06/15/2023(e)	7,040	7,445
ACCO Brands Corp			CCM Merger Inc
5.25%, 12/15/2024(e)	8,985	9,344	6.00%, 03/15/2022(e)	8,090	8,477
			Cinemark USA Inc
Distribution & Wholesale - 0.63%			4.88%, 06/01/2023	6,600	6,712
American Builders & Contractors Supply Co			Eldorado Resorts Inc
Inc			6.00%, 04/01/2025	3,340	3,574
5.75%, 12/15/2023(e)	5,550	5,897	7.00%, 08/01/2023	10,345	11,173
Global Partners LP / GLP Finance Corp			GLP Capital LP / GLP Financing II Inc
7.00%, 06/15/2023	10,170	10,272	4.38%, 04/15/2021	1,668	1,741
HD Supply Inc			5.38%, 04/15/2026	9,775	10,655
5.25%, 12/15/2021(e)	2,525	2,651	International Game Technology PLC
5.75%, 04/15/2024(e)	3,825	4,097	6.50%, 02/15/2025(e)	10,030	11,071
		$22,917	Lions Gate Entertainment Corp
Diversified Financial Services - 4.99%			5.88%, 11/01/2024(e)	8,635	9,067
Aircastle Ltd			Penn National Gaming Inc
4.13%, 05/01/2024	1,920	1,970	5.63%, 01/15/2027(e)	5,800	5,974
5.00%, 04/01/2023	9,745	10,369	Pinnacle Entertainment Inc
5.13%, 03/15/2021	11,155	11,824	5.63%, 05/01/2024(e)	7,281	7,554
5.50%, 02/15/2022	5,165	5,604	Scientific Games International Inc
Ally Financial Inc			7.00%, 01/01/2022(e)	4,020	4,281
4.25%, 04/15/2021	1,095	1,126	10.00%, 12/01/2022	11,645	12,984
5.75%, 11/20/2025	51,365	54,961	WMG Acquisition Corp
CIT Group Inc			4.88%, 11/01/2024(e)	4,270	4,387
3.88%, 02/19/2019	20,125	20,603	5.00%, 08/01/2023(e)	5,810	6,013
5.00%, 08/15/2022	8,500	9,185	6.75%, 04/15/2022(e)	6,450	6,772
5.80%, 12/31/2049(g),(h)	4,515	4,713			$130,573
3 Month LIBOR + 3.97%			Food - 1.88%
Credit Acceptance Corp			BI-LO LLC / BI-LO Finance Corp
6.13%, 02/15/2021	12,090	12,392	9.25%, 02/15/2019(e)	12,480	10,733
7.38%, 03/15/2023	8,140	8,547	Clearwater Seafoods Inc
Doric Nimrod Air Finance Alpha Ltd 2012-1			6.88%, 05/01/2025(e)	3,920	4,185
Class B Pass Through Trust			Ingles Markets Inc
6.50%, 05/30/2021(e)	1,771	1,833	5.75%, 06/15/2023	10,265	10,214
Fly Leasing Ltd			JBS USA LUX SA / JBS USA Finance Inc
6.38%, 10/15/2021	8,545	8,962	5.75%, 06/15/2025(e)	9,165	9,073
Navient Corp			7.25%, 06/01/2021(e)	3,338	3,392
5.00%, 10/26/2020	1,360	1,401	Lamb Weston Holdings Inc
5.88%, 03/25/2021	7,480	7,896	4.63%, 11/01/2024(e)	1,800	1,879
6.13%, 03/25/2024	4,340	4,503	4.88%, 11/01/2026(e)	5,280	5,520
6.63%, 07/26/2021	4,245	4,553	Post Holdings Inc
Springleaf Finance Corp			5.00%, 08/15/2026(e)	12,305	12,628
5.25%, 12/15/2019	10,215	10,636	TreeHouse Foods Inc
		$181,078	6.00%, 02/15/2024(e)	9,730	10,435
Electric - 1.36%					$68,059
Dynegy Inc			Forest Products & Paper - 0.47%
7.38%, 11/01/2022	12,610	12,739	Sappi Papier Holding GmbH
Elwood Energy LLC			7.50%, 06/15/2032(e)	5,985	6,015
8.16%, 07/05/2026	6,641	7,438	Tembec Industries Inc
Indiantown Cogeneration LP			9.00%, 12/15/2019(e)	10,575	10,940
9.77%, 12/15/2020	1,643	1,781			$16,955
Mirant Mid-Atlantic Series B Pass Through			Gas - 0.45%
Trust			NGL Energy Partners LP / NGL Energy
9.13%, 08/02/2017(c)	220	213	Finance Corp
Mirant Mid-Atlantic Series C Pass Through			6.88%, 10/15/2021	4,155	4,114
Trust			7.50%, 11/01/2023(e)	12,740	12,294
0.00%, 12/30/2028(a)	11,422	11,136			$16,408
NRG Energy Inc			Healthcare - Products - 1.51%
6.25%, 05/01/2024	6,760	7,013	DJO Finco Inc / DJO Finance LLC / DJO
6.63%, 01/15/2027	1,960	2,014	Finance Corp
7.25%, 05/15/2026	6,470	6,842	8.13%, 06/15/2021(e)	16,640	15,683
		$49,176	Hill-Rom Holdings Inc
			5.75%, 09/01/2023(e),(g)	6,440	6,794
			Kinetic Concepts Inc / KCI USA Inc
			7.88%, 02/15/2021(e)	9,455	9,999

See accompanying notes

Schedule of Investments High Yield Fund July 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Healthcare - Products (continued)				Internet (continued)
Teleflex Inc				United Group BV (continued)
4.88%, 06/01/2026		$5,020	$5,171	4.88%, 07/01/2024(e)	EUR	2,000	$2,353
Universal Hospital Services Inc				Zayo Group LLC / Zayo Capital Inc
7.63%, 08/15/2020		16,905	17,201	6.00%, 04/01/2023		$21,635	22,798
			$54,848				$39,605
Healthcare - Services - 5.31%				Iron & Steel - 2.73%
Centene Corp				AK Steel Corp
4.75%, 05/15/2022		17,250	18,156	7.00%, 03/15/2027		12,175	12,738
5.63%, 02/15/2021		3,930	4,087	7.50%, 07/15/2023		5,570	6,092
6.13%, 02/15/2024		9,525	10,358	7.63%, 10/01/2021		2,465	2,573
CHS/Community Health Systems Inc				ArcelorMittal
5.13%, 08/01/2021		8,755	8,810	7.50%, 10/15/2039(g)		30,030	35,436
6.25%, 03/31/2023		11,830	12,126	Commercial Metals Co
HCA Healthcare Inc				4.88%, 05/15/2023		14,103	14,420
6.25%, 02/15/2021		2,480	2,694	5.38%, 07/15/2027		1,855	1,934
HCA Inc				Signode Industrial Group Lux SA/Signode
4.50%, 02/15/2027		17,840	18,241	Industrial Group US Inc
4.75%, 05/01/2023		21,400	22,523	6.38%, 05/01/2022(e)		16,510	17,253
5.00%, 03/15/2024		17,315	18,380	Vale Overseas Ltd
5.25%, 04/15/2025		3,915	4,248	6.25%, 08/10/2026		7,850	8,725
5.25%, 06/15/2026		3,825	4,141				$99,171
5.88%, 03/15/2022		8,015	8,865	Leisure Products & Services - 0.74%
IASIS Healthcare LLC / IASIS Capital Corp				NCL Corp Ltd
8.38%, 05/15/2019		13,050	13,099	4.63%, 11/15/2020(e)		12,870	13,208
MPH Acquisition Holdings LLC				Silversea Cruise Finance Ltd
7.13%, 06/01/2024(e)		13,387	14,491	7.25%, 02/01/2025(e)		12,855	13,835
Tenet Healthcare Corp							$27,043
4.63%, 07/15/2024(e)		6,500	6,467
				Lodging - 1.29%
6.75%, 06/15/2023		3,765	3,718
7.50%, 01/01/2022(e)		3,920	4,234	Boyd Gaming Corp
				6.88%, 05/15/2023		5,360	5,762
WellCare Health Plans Inc				Jack Ohio Finance LLC / Jack Ohio Finance 1
5.25%, 04/01/2025		17,140	18,168	Corp
			$192,806	6.75%, 11/15/2021(e)		13,705	14,287
Home Builders - 2.14%				MGM Resorts International
Beazer Homes USA Inc				6.00%, 03/15/2023		6,510	7,210
8.75%, 03/15/2022		8,445	9,425	6.63%, 12/15/2021		6,290	7,076
Century Communities Inc				Wynn Las Vegas LLC / Wynn Las Vegas
5.88%, 07/15/2025(e)		8,925	8,947	Capital Corp
Lennar Corp				5.25%, 05/15/2027(e)		12,065	12,352
4.13%, 12/01/2018		5,150	5,263				$46,687
4.50%, 11/15/2019		8,300	8,610	Machinery - Construction & Mining - 0.33%
4.50%, 04/30/2024		8,837	9,190
4.75%, 11/15/2022(g)		7,561	8,024	BlueLine Rental Finance Corp / BlueLine
				Rental LLC
4.88%, 12/15/2023		5,060	5,376	9.25%, 03/15/2024(e)		11,015	11,951
WCI Communities Inc / Lennar Corp
6.88%, 08/15/2021		21,855	22,661	Machinery - Diversified - 0.38%
			$77,496	Cloud Crane LLC
Insurance - 2.74%				10.13%, 08/01/2024(e)		12,195	13,719
American Equity Investment Life Holding
Co				Media - 7.87%
5.00%, 06/15/2027		9,453	9,840	Altice Financing SA
AssuredPartners Inc				6.50%, 01/15/2022(e)		13,765	14,346
7.00%, 08/15/2025(e),(f)		4,830	4,866	6.63%, 02/15/2023(e)		3,000	3,178
Catlin Insurance Co Ltd				Altice Luxembourg SA
4.28%, 07/29/2049(e),(g),(h)		10,755	10,432	7.75%, 05/15/2022(e)		10,420	11,071
3 Month LIBOR + 2.98%				Altice US Finance I Corp
CNO Financial Group Inc				5.50%, 05/15/2026(e)		3,675	3,895
4.50%, 05/30/2020		2,770	2,874	AMC Networks Inc
5.25%, 05/30/2025		1,830	1,945	4.75%, 08/01/2025		7,760	7,828
Liberty Mutual Group Inc				5.00%, 04/01/2024		5,870	6,046
4.15%, 03/07/2067(e),(g)		19,172	18,789	CCO Holdings LLC / CCO Holdings Capital
3 Month LIBOR + 2.91%				Corp
Voya Financial Inc				5.13%, 05/01/2023(e)		39,650	41,632
5.65%, 05/15/2053(g)		47,227	50,651	5.13%, 05/01/2027(e)		6,355	6,569
3 Month LIBOR + 3.58%				5.50%, 05/01/2026(e)		2,840	3,018
			$99,397	5.75%, 02/15/2026(e)		1,680	1,806
Internet - 1.09%				CSC Holdings LLC
Netflix Inc				5.50%, 04/15/2027(e)		3,195	3,403
3.63%, 05/15/2027(e)	EUR	2,750	3,343	6.63%, 10/15/2025(e)		4,225	4,658
4.38%, 11/15/2026(e)		$9,805	9,927	10.13%, 01/15/2023(e)		13,135	15,286
United Group BV
4.38%, 07/01/2022(e)	EUR	1,000	1,184

See accompanying notes

Schedule of Investments
High Yield Fund
July 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Media (continued)				Oil & Gas (continued)
DISH DBS Corp				Carrizo Oil & Gas Inc
5.88%, 07/15/2022		$2,230	$2,427	7.50%, 09/15/2020	$8,425	$8,546
5.88%, 11/15/2024		16,690	18,104	8.25%, 07/15/2025	2,610	2,750
6.75%, 06/01/2021		16,110	17,802	Chesapeake Energy Corp
7.75%, 07/01/2026		9,385	11,239	8.00%, 12/15/2022(e)	6,948	7,365
7.88%, 09/01/2019		12,500	13,794	8.00%, 01/15/2025(e)	3,530	3,539
Radiate Holdco LLC / Radiate Finance Inc				8.00%, 06/15/2027(e)	4,075	4,075
6.63%, 02/15/2025(e)		16,855	16,876	Chesapeake Oil Op/Fin Escrow Shares
SFR Group SA				0.00%, 11/15/2019(a),(b),(c)	11,835	—
6.00%, 05/15/2022(e)		7,655	8,009	Continental Resources Inc/OK
Unitymedia GmbH				4.50%, 04/15/2023	17,820	17,374
6.13%, 01/15/2025(e)		8,940	9,611	EP Energy LLC / Everest Acquisition Finance
Unitymedia Hessen GmbH & Co KG /				Inc
Unitymedia NRW GmbH				6.38%, 06/15/2023	8,360	5,288
5.50%, 01/15/2023(e)		14,985	15,547	8.00%, 11/29/2024(e)	7,065	7,136
UPCB Finance IV Ltd				8.00%, 02/15/2025(e)	2,475	1,923
5.38%, 01/15/2025(e)		2,000	2,085	9.38%, 05/01/2020	6,175	5,256
Viacom Inc				Extraction Oil & Gas Inc
5.87%, 02/28/2057(g)		11,275	11,557	7.38%, 05/15/2024(e),(f)	8,405	8,668
3 Month LIBOR + 3.90%				Gulfport Energy Corp
Virgin Media Finance PLC				6.38%, 05/15/2025(e)	8,585	8,574
5.75%, 01/15/2025(e)		5,000	5,225	Halcon Resources Corp
6.00%, 10/15/2024(e)		2,940	3,111	6.75%, 02/15/2025(e)	7,385	7,530
Virgin Media Secured Finance PLC				12.00%, 02/15/2022(e)	1,082	1,298
5.25%, 01/15/2026(e)		3,965	4,124	MEG Energy Corp
Ziggo Bond Finance BV				6.50%, 01/15/2025(e)	8,585	8,306
4.63%, 01/15/2025(e)	EUR	1,500	1,882	Oasis Petroleum Inc
6.00%, 01/15/2027(e)		$8,705	9,000	6.50%, 11/01/2021	3,655	3,609
Ziggo Secured Finance BV				6.88%, 03/15/2022	5,645	5,589
5.50%, 01/15/2027(e)		12,095	12,518	6.88%, 01/15/2023	11,825	11,618
			$285,647	Precision Drilling Corp
Metal Fabrication & Hardware - 0.11%				7.75%, 12/15/2023(e)	1,505	1,509
Park-Ohio Industries Inc				QEP Resources Inc
6.63%, 04/15/2027(e)		3,875	4,100	5.25%, 05/01/2023	13,091	12,727
				Sunoco LP / Sunoco Finance Corp
Mining - 3.25%				5.50%, 08/01/2020	7,070	7,247
Alcoa Nederland Holding BV				6.38%, 04/01/2023	10,945	11,520
6.75%, 09/30/2024(e)		4,460	4,917	Ultra Resources Inc
Aleris International Inc				6.88%, 04/15/2022(e)	7,440	7,663
9.50%, 04/01/2021(e)		3,280	3,460	Unit Corp
Constellium NV				6.63%, 05/15/2021	8,600	8,536
6.63%, 03/01/2025(e)		9,670	9,670	Whiting Petroleum Corp
First Quantum Minerals Ltd				5.75%, 03/15/2021	8,245	7,822
7.25%, 05/15/2022(e)		14,574	15,111	6.25%, 04/01/2023	7,170	6,758
7.50%, 04/01/2025(e)		3,850	3,952	WildHorse Resource Development Corp
FMG Resources August 2006 Pty Ltd				6.88%, 02/01/2025(e)	8,995	8,815
5.13%, 05/15/2024(e)		3,885	4,031	WPX Energy Inc
9.75%, 03/01/2022(e)		11,185	12,708	7.50%, 08/01/2020	11,285	12,075
Freeport-McMoRan Inc						$213,043
4.55%, 11/14/2024		10,150	9,922	Oil & Gas Services - 0.89%
6.88%, 02/15/2023		1,845	2,002	Archrock Partners LP / Archrock Partners
IAMGOLD Corp				Finance Corp
7.00%, 04/15/2025(e)		16,560	17,131	6.00%, 10/01/2022	7,955	7,756
Midwest Vanadium Pty Ltd				PHI Inc
0.00%, 02/15/2018(a),(e)		10,696	187	5.25%, 03/15/2019	10,570	10,200
Taseko Mines Ltd				Weatherford International Ltd
8.75%, 06/15/2022(e)		11,715	11,642	4.50%, 04/15/2022	3,855	3,547
Teck Resources Ltd				8.25%, 06/15/2023	5,345	5,425
3.75%, 02/01/2023		6,645	6,703	9.88%, 02/15/2024(e)	4,975	5,336
6.25%, 07/15/2041		13,000	14,121			$32,264
8.50%, 06/01/2024(e)		2,085	2,419	Packaging & Containers - 2.85%
			$117,976	ARD Finance SA
Miscellaneous Manufacturers - 0.76%				7.13%, PIK 7.88%, 09/15/2023(i)	8,785	9,436
Bombardier Inc				Ardagh Packaging Finance PLC / Ardagh
6.13%, 01/15/2023(e)		3,570	3,642	Holdings USA Inc
7.50%, 03/15/2025(e)		10,330	10,937	6.00%, 02/15/2025(e)	11,960	12,737
8.75%, 12/01/2021(e)		11,425	12,967	7.25%, 05/15/2024(e)	780	861
			$27,546
Oil & Gas - 5.87%
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
10.00%, 04/01/2022(e)		9,685	9,927

See accompanying notes

Schedule of Investments
High Yield Fund
July 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Packaging & Containers (continued)			REITS (continued)
BWAY Holding Co			MGM Growth Properties Operating
7.25%, 04/15/2025(e)	$8,625	$8,992	Partnership LP / MGP Finance Co-Issuer Inc
Coveris Holdings SA			5.63%, 05/01/2024		$9,715	$10,565
7.88%, 11/01/2019(e)	15,360	15,206	MPT Operating Partnership LP / MPT Finance
Crown Americas LLC / Crown Americas			Corp
Capital Corp V			6.38%, 03/01/2024		3,210	3,499
4.25%, 09/30/2026(e)	2,000	2,015				$88,523
Crown Cork & Seal Co Inc			Retail - 2.08%
7.38%, 12/15/2026	15,449	18,114	Claire's Stores Inc
Flex Acquisition Co Inc			9.00%, 03/15/2019(e)		10,989	5,577
6.88%, 01/15/2025(e)	10,770	11,309	Dollar Tree Inc
Reynolds Group Issuer Inc / Reynolds Group			5.75%, 03/01/2023		11,904	12,603
Issuer LLC / Reynolds Group Issuer			Hema Bondco II BV
(Luxembourg) S.A.			8.50%, 01/15/2023(e)	EUR	2,750	3,191
4.80%, 07/15/2021(e),(g)	6,620	6,761	JC Penney Corp Inc
3 Month LIBOR + 3.50%			5.65%, 06/01/2020		$4,895	4,944
5.13%, 07/15/2023(e)	7,145	7,520	5.88%, 07/01/2023(e)		3,550	3,594
5.75%, 10/15/2020	8,115	8,298	KFC Holding Co/Pizza Hut Holdings
7.00%, 07/15/2024(e)	1,950	2,108	LLC/Taco Bell of America LLC
		$103,357	4.75%, 06/01/2027(e)		3,905	4,027
Pharmaceuticals - 0.61%			5.00%, 06/01/2024(e)		9,495	9,899
Valeant Pharmaceuticals International Inc			5.25%, 06/01/2026(e)		7,420	7,865
5.38%, 03/15/2020(e)	16,720	16,135	L Brands Inc
5.63%, 12/01/2021(e)	6,525	5,905	6.88%, 11/01/2035		7,245	6,955
		$22,040	Landry's Inc
Pipelines - 2.40%			6.75%, 10/15/2024(e)		11,420	11,709
Andeavor Logistics LP / Tesoro Logistics			Tops Holding LLC / Tops Markets II Corp
Finance Corp			8.00%, 06/15/2022(e)		6,320	5,119
5.25%, 01/15/2025	4,605	4,927				$75,483
6.13%, 10/15/2021	13,410	13,896	Savings & Loans - 0.00%
6.25%, 10/15/2022	2,075	2,205	Washington Mutual Bank / Henderson NV
6.38%, 05/01/2024	1,750	1,912	0.00%, 06/15/2011(a),(b),(c)		3,500	—
Antero Midstream Partners LP / Antero			0.00%, 01/15/2013(a),(b),(c)		3,000	—
Midstream Finance Corp			0.00%, 01/15/2015(a),(b),(c),(g)		2,000	—
5.38%, 09/15/2024(e)	4,025	4,166	3 Month LIBOR + 0.65%
Cheniere Corpus Christi Holdings LLC						$—
5.13%, 06/30/2027(e)	18,550	19,315	Semiconductors - 0.55%
Energy Transfer Equity LP			Micron Technology Inc
5.88%, 01/15/2024	7,960	8,577	7.50%, 09/15/2023		6,605	7,367
NuStar Logistics LP			Sensata Technologies UK Financing Co PLC
5.63%, 04/28/2027	11,235	11,909	6.25%, 02/15/2026(e)		11,500	12,535
Sabine Pass Liquefaction LLC						$19,902
5.63%, 03/01/2025	10,370	11,534	Shipbuilding - 0.34%
Summit Midstream Holdings LLC / Summit			Huntington Ingalls Industries Inc
Midstream Finance Corp			5.00%, 11/15/2025(e)		11,345	12,196
5.75%, 04/15/2025	8,665	8,773
		$87,214	Software - 1.78%
Private Equity - 0.40%			First Data Corp
Icahn Enterprises LP / Icahn Enterprises			5.00%, 01/15/2024(e)		20,050	20,852
Finance Corp			7.00%, 12/01/2023(e)		12,815	13,824
5.88%, 02/01/2022	7,100	7,299	j2 Cloud Services LLC / j2 Global Co-Obligor
6.00%, 08/01/2020	7,060	7,254	Inc
		$14,553	6.00%, 07/15/2025(e)		915	953
Real Estate - 0.31%			MSCI Inc
Crescent Communities LLC/Crescent			5.25%, 11/15/2024(e)		6,675	7,126
Ventures Inc			5.75%, 08/15/2025(e)		3,315	3,588
8.88%, 10/15/2021(e)	10,605	11,135	Quintiles IMS Inc
			5.00%, 10/15/2026(e)		17,345	18,169
REITS - 2.44%						$64,512
DuPont Fabros Technology LP			Telecommunications - 6.45%
5.88%, 09/15/2021	12,075	12,514	CenturyLink Inc
Equinix Inc			5.63%, 04/01/2025		4,870	4,803
5.38%, 01/01/2022	10,065	10,543	7.50%, 04/01/2024		4,005	4,350
5.88%, 01/15/2026	15,400	16,863	Frontier Communications Corp
Iron Mountain Inc			7.13%, 01/15/2023		3,510	2,869
4.38%, 06/01/2021(e)	6,430	6,671	11.00%, 09/15/2025		12,760	11,691
Iron Mountain US Holdings Inc			Goodman Networks Inc
5.38%, 06/01/2026(e)	9,655	10,259	8.00%, 05/11/2022		4,797	4,005
iStar Inc			GTT Communications Inc
4.88%, 07/01/2018	7,230	7,266	7.88%, 12/31/2024(e)		4,505	4,843
6.00%, 04/01/2022	3,170	3,281
6.50%, 07/01/2021	6,745	7,062

See accompanying notes

Schedule of Investments High Yield Fund July 31, 2017 (unaudited)

	Principal			SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's) Value (000's)			(continued)	Amount (000's)	Value (000's)
Telecommunications (continued)				Chemicals (continued)
Impera Holdings SA				INEOS US Finance LLC, Term Loan B
5.38%, PIK 6.13%, 09/15/2022(e),(i)		$1,150	$1,422	4.01%, 02/10/2024(g),(j)	$12,502	$12,572
Intelsat Jackson Holdings SA				US LIBOR + 2.75%
5.50%, 08/01/2023		15,980	13,783			$21,039
8.00%, 02/15/2024(e)		10,505	11,411	Commercial Services - 0.92%
Level 3 Communications Inc				Garda World Security Corp, Term Loan B
5.75%, 12/01/2022		5,470	5,675	7.25%, 05/12/2024(g),(j)	4,084	4,132
Level 3 Financing Inc				US LIBOR + 4.00%
5.13%, 05/01/2023		4,440	4,618	MacDonald Dettwiler & Associates Ltd, Term
5.38%, 01/15/2024		11,395	11,993	Loan B
Sprint Capital Corp				0.00%, 07/05/2024(g),(j),(k)	20,160	20,156
6.88%, 11/15/2028		7,235	7,886	US LIBOR + 2.75%
Sprint Communications Inc				Prime Security Services Borrower LLC, Term
6.00%, 11/15/2022		16,500	17,408	Loan B
7.00%, 08/15/2020		12,300	13,438	3.98%, 05/02/2022(g),(j)	9,155	9,199
Sprint Corp				US LIBOR + 2.75%
7.13%, 06/15/2024		8,840	9,691			$33,487
7.88%, 09/15/2023		12,250	13,904	Consumer Products - 0.25%
T-Mobile USA Inc				Prestige Brands Inc, Term Loan B4
4.00%, 04/15/2022		6,740	7,014	3.98%, 01/20/2024(g),(j)	9,058	9,102
5.13%, 04/15/2025		13,770	14,596	US LIBOR + 2.75%
5.38%, 04/15/2027		4,195	4,531
6.13%, 01/15/2022		4,110	4,305	Entertainment - 0.35%
6.50%, 01/15/2024		4,025	4,327	CCM Merger Inc, Term Loan B
6.50%, 01/15/2026		11,120	12,371	3.98%, 08/04/2021(g),(j)	5,010	5,024
VimpelCom Holdings BV				US LIBOR + 2.75%
4.95%, 06/16/2024(e)		12,940	13,021	Lions Gate Entertainment Corp, Term Loan
Wind Acquisition Finance SA				B
4.75%, 07/15/2020(e)		10,885	11,007	4.23%, 10/13/2023(g),(j)	7,655	7,724
7.38%, 04/23/2021(e)		18,205	18,953	US LIBOR + 3.00%
			$233,915			$12,748
Transportation - 1.99%				Food - 0.13%
Eletson Holdings Inc				Post Holdings Inc, Term Loan B
9.63%, 01/15/2022(e)		17,244	14,140	3.49%, 05/17/2024(g),(j)	4,800	4,819
Navios Maritime Acquisition Corp / Navios				US LIBOR + 2.25%
Acquisition Finance US Inc
8.13%, 11/15/2021(e)		37,660	32,482	Forest Products & Paper - 0.43%
Navios Maritime Holdings Inc / Navios				Caraustar Industries Inc, Term Loan
Maritime Finance II US Inc				6.80%, 03/09/2022(g),(j)	15,596	15,682
7.38%, 01/15/2022(e)		16,245	12,671	US LIBOR + 5.50%
Navios South American Logistics Inc / Navios
Logistics Finance US Inc				Healthcare - Products - 0.14%
7.25%, 05/01/2022(e)		13,220	12,873	Kinetic Concepts Inc, Term Loan B
			$72,166	4.55%, 01/26/2024(g),(j)	4,865	4,879
Trucking & Leasing - 0.24%				US LIBOR + 3.25%
Park Aerospace Holdings Ltd
5.25%, 08/15/2022(e)		2,865	2,915	Healthcare - Services - 0.56%
5.50%, 02/15/2024(e)		5,810	5,916	Acadia Healthcare Co Inc, Term Loan B2
			$8,831	3.98%, 02/16/2023(g),(j)	877	886
TOTAL BONDS			$3,104,485	US LIBOR + 2.75%
	Principal			Lantheus Medical Imaging Inc, Term Loan B
CONVERTIBLE BONDS - 0.00%	Amount (000's) Value (000's)			5.73%, 06/30/2022(g),(j)	10,843	10,911
Food Service - 0.00%				US LIBOR + 4.50%
Fresh Express Delivery Holding Group Co				MPH Acquisition Holdings LLC, Term Loan
Ltd				B
0.00%, 11/09/2009(a),(b),(c)	HKD	46,500	—	4.30%, 06/07/2023(g),(j)	8,260	8,318
0.00%, 10/18/2010(a),(b),(c)	CNY	245,000	—	US LIBOR + 3.00%
			$—			$20,115
TOTAL CONVERTIBLE BONDS			$—	Insurance - 0.45%
SENIOR FLOATING RATE INTERESTS -	Principal			Asurion LLC, Term Loan B2
7.59%	Amount (000's) Value (000's)			0.00%, 07/14/2025(g),(j),(k)	1,640	1,681
Automobile Manufacturers - 0.10%				US LIBOR + 6.00%
Navistar Inc, Term Loan B				Asurion LLC, Term Loan B5
5.23%, 08/07/2020(g),(j)		$3,622	$3,658	0.00%, 11/03/2023(g),(j),(k)	1,900	1,914
US LIBOR + 4.00%				US LIBOR + 3.00%
				Lonestar Intermediate Super Holdings LLC,
Chemicals - 0.58%				PIK Term Loan
Emerald Performance Materials LLC, Term				10.23%, PIK 10.98%, 08/10/2021(g),(i),(j)	12,440	12,735
Loan				US LIBOR + 9.00%
8.98%, 07/22/2022(g),(j)		8,475	8,467			$16,330
US LIBOR + 6.75%

See accompanying notes

Schedule of Investments High Yield Fund July 31, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)
Leisure Products & Services - 0.28%				Telecommunications (continued)
Intrawest Resorts Holdings Inc, Term Loan				GTT Communications Inc, Term Loan
B1				4.50%, 01/09/2024(g),(j)	$7,047	$7,072
0.00%, 06/28/2024(g),(j),(k)		$6,665	$6,695	US LIBOR + 3.25%
US LIBOR + 3.25%				Level 3 Financing Inc, Term Loan B
Intrawest Resorts Holdings Inc, Term Loan				3.43%, 02/17/2024(g),(j)	3,140	3,152
B2				US LIBOR + 2.25%
0.00%, 06/28/2024(g),(j),(k)		3,520	3,535			$13,897
US LIBOR + 3.25%				Trucking & Leasing - 0.15%
			$10,230
Media - 0.86%				Avolon TLB Borrower 1 US LLC, Term Loan B2
Adria Topco BV, PIK Term Loan				3.85%, 01/20/2022(g),(j)	5,540	5,536
9.00%, PIK 9.00%, 06/04/2019(g),(i),(j)	EUR	1,670	1,972	US LIBOR + 2.75%
Radiate Holdco LLC, Term Loan
4.23%, 12/09/2023(g),(j)		$9,082	8,951	TOTAL SENIOR FLOATING RATE INTERESTS		$275,677
US LIBOR + 3.00%				Total Investments		$3,628,153
Univision Communications Inc, Term Loan				Other Assets and Liabilities - (0.01)%		$(320)
C5				TOTAL NET ASSETS - 100.00%		$3,627,833
3.98%, 03/15/2024(g),(j)		10,944	10,899
US LIBOR + 2.75%
WideOpenWest Finance LLC, Term Loan B				(a) Non-Income Producing Security
4.48%, 08/18/2023(g),(j)		9,578	9,577	(b) The value of these investments was determined using significant
US LIBOR + 3.25%				unobservable inputs.
			$31,399	(c) Fair value of these investments is determined in good faith by the Manager
Oil & Gas - 0.68%				under procedures established and periodically reviewed by the Board of
California Resources Corp, Term Loan				Directors. Certain inputs used in the valuation may be unobservable;
11.60%, 12/31/2021(g),(j)		10,680	11,486	however, each security is evaluated individually for purposes of ASC 820
US LIBOR + 10.38%				which results in not all securities being identified as Level 3 of the fair
Chesapeake Energy Corp, Term Loan 1.5				value hierarchy. At the end of the period, the fair value of these securities
8.69%, 08/17/2021(g),(j)		6,215	6,667	totaled $10,046 or 0.28% of net assets.
US LIBOR + 7.50%				(d) Restricted Security. Please see Restricted Security Sub-Schedule for more
Seadrill Operating LP, Term Loan B				information.
4.30%, 02/12/2021(g),(j)		9,661	6,602	(e) Security exempt from registration under Rule 144A of the Securities Act of
US LIBOR + 3.00%				1933. These securities may be resold in transactions exempt from
			$24,755	registration, normally to qualified institutional buyers. At the end of the
Packaging & Containers - 0.23%				period, the value of these securities totaled $1,548,103 or 42.67% of net
Kloeckner Pentaplast of America Inc, Term				assets.
Loan B				(f) Security purchased on a when-issued basis.
5.55%, 06/29/2022(g),(j)		8,300	8,328	(g)	Variable Rate. Rate shown is in effect at July 31, 2017.
US LIBOR + 4.25%				(h) Perpetual security. Perpetual securities pay an indefinite stream of
				interest, but they may be called by the issuer at an earlier date.
REITS - 0.55%				(i) Payment in kind; the issuer has the option of paying additional securities
GEO Group Inc/The, Term Loan B				in lieu of cash.
3.42%, 03/15/2024(g),(j)		8,793	8,798	(j) Rate information disclosed is based on an average weighted rate as of
US LIBOR + 2.25%				07/31/2017 .
iStar Inc, Term Loan B				(k) This Senior Floating Rate Note will settle after July 31, 2017, at which
4.98%, 07/01/2020(g),(j)		10,845	10,967	time the interest rate will be determined.
US LIBOR + 3.75%
			$19,765

Retail - 0.44%				Portfolio Summary (unaudited)
Academy Ltd, Term Loan B
5.24%, 06/16/2022(g),(j)		10,978	8,580	Sector		Percent
US LIBOR + 4.00%				Communications		16.71%
Comfort Holding LLC, Term Loan				Financial		14.35%
11.13%, 01/31/2025(g),(j)		1,490	1,222	Consumer, Cyclical		13.98%
US LIBOR + 10.00%				Consumer, Non-cyclical		13.65%
Michaels Stores Inc, Term Loan B1				Energy		11.02%
3.98%, 01/27/2023(g),(j)		6,282	6,283	Basic Materials		9.64%
US LIBOR + 2.75%				Industrial		9.31%
			$16,085	Investment Companies		5.73%
				Technology		3.80%
Semiconductors - 0.11%				Utilities		1.82%
Micron Technology Inc, Term Loan B
3.66%, 04/26/2022(g),(j)		3,790	3,823	Other Assets and Liabilities		(0.01)%
US LIBOR + 2.50%				TOTAL NET ASSETS		100.00%

Telecommunications - 0.38%
CenturyLink Inc, Term Loan B
2.75%, 01/15/2025(g),(j)		3,725	3,673
US LIBOR + 2.75%

See accompanying notes

Schedule of Investments
High Yield Fund
July 31, 2017 (unaudited)

Restricted Securities

Security Name			Trade Date	Cost		Value		Percent of Net Assets
Chaparral Energy Inc - A Shares			04/06/2017		$74	$129		0.00%
Chaparral Energy Inc - A Shares			04/06/2017	22,119		16,850		0.46%
Chaparral Energy Inc - B Shares			04/06/2017		4,983	3,543		0.10%
Goodman Networks Inc			06/01/2017		—	—		0.00%
Goodman Networks Inc			06/01/2017		—	406		0.00%
Pinnacle Operating Corp			03/09/2017		5,569	5,755		0.16%
Total						$26,683		0.72%
Amounts in thousands

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset		Liability
Barclays Bank PLC	09/08/2017	EUR	2,715,000	$3,146	$3,220		$—	$(74)
Goldman Sachs & Co	09/08/2017	EUR	23,500,000	26,721	27,876		—	(1,155)
Total							$—	$(1,229)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments High Yield Fund I July 31, 2017 (unaudited)

COMMON STOCKS - 0.24%	Shares Held	Value (000's)		Principal
Electric - 0.18%			BONDS (continued)	Amount (000's) Value (000's)
Dynegy Inc (a)	7,500	$67	Airlines - 0.17%
Vistra Energy Corp	121,962	2,004	American Airlines Group Inc
		$2,071	5.50%, 10/01/2019(g)	$367	$386
Oil & Gas - 0.05%			UAL 2007-1 Pass Through Trust
Penn Virginia Corp (a)	2,316	89	6.64%, 01/02/2024	256	278
Penn Virginia Corp (a),(b)	2,826	109	United Continental Holdings Inc
Penn Virginia Corp (a),(b),(c)	373,000	6	5.00%, 02/01/2024	1,233	1,248
Sabine Oil & Gas Holdings Inc (a)	369	15			$1,912
Sabine Oil & Gas Holdings Inc - Warrants (a)	1,172	8	Apparel - 0.11%
Sabine Oil & Gas Holdings Inc - Warrants (a)	208	1	Hanesbrands Inc
Stone Energy Corp (a)	5,714	123	4.88%, 05/15/2026(g)	1,170	1,194
Ultra Petroleum Corp (a)	20,749	213	Levi Strauss & Co
		$564	5.00%, 05/01/2025	50	52
Retail - 0.00%					$1,246
Nebraska Book Holdings Inc (a)	20,064	—	Automobile Manufacturers - 0.18%
Neebo, Inc - Warrants (a),(b)	3,508	—	Fiat Chrysler Automobiles NV
Neebo, Inc - Warrants (a),(b)	7,519	—	5.25%, 04/15/2023	917	953
		$—	General Motors Co
Telecommunications - 0.01%			0.00%, 12/01/2020(a),(b),(c)	25	—
Goodman Networks Inc (a),(b),(c),(d)	15,206	—	0.00%, 12/01/2020(a),(b),(c)	50	—
NII Holdings Inc (a)	77,871	45	0.00%, 07/15/2023(a),(b),(c)	1,000	—
			0.00%, 09/01/2025(a),(b),(c)	700	—
		$45	0.00%, 05/01/2028(a),(b),(c)	150	—
TOTAL COMMON STOCKS		$2,680	0.00%, 03/06/2032(a),(b),(c)	75	—
INVESTMENT COMPANIES - 3.77%	Shares Held	Value (000's)	0.00%, 07/15/2033(a),(b),(c)	100	—
Money Market Funds - 3.77%			0.00%, 07/15/2033(a),(b),(c)	5,050	—
BlackRock Liquidity Funds FedFund Portfolio	42,766,859	42,767	0.00%, 03/15/2036(a),(b),(c)	725	—
			Navistar International Corp
TOTAL INVESTMENT COMPANIES		$42,767	8.25%, 11/01/2021	1,123	1,132
PREFERRED STOCKS - 0.16%	Shares Held	Value (000's)			$2,085
Insurance - 0.16%
XLIT Ltd 4.42% (e),(f)	1,935	$1,803	Automobile Parts & Equipment - 0.85%
3 Month LIBOR + 3.12%			American Axle & Manufacturing Inc
			6.25%, 04/01/2025(g)	998	994
			6.50%, 04/01/2027(g)	1,002	989
Telecommunications - 0.00%
Goodman Networks Inc 0.00% (a),(b),(c),(d)	18,092	22	6.63%, 10/15/2022	63	65
			Dana Financing Luxembourg Sarl
			5.75%, 04/15/2025(g)	445	463
TOTAL PREFERRED STOCKS		$1,825	Goodyear Tire & Rubber Co/The
	Principal		4.88%, 03/15/2027	1,055	1,069
BONDS - 90.22%	Amount (000's)	Value (000's)	5.00%, 05/31/2026	900	927
Advertising - 0.63%			5.13%, 11/15/2023	580	604
Acosta Inc			IHO Verwaltungs GmbH
7.75%, 10/01/2022(g)	$4,715	$3,560	4.50%, 09/15/2023(g)	1,465	1,509
Lamar Media Corp			Tenneco Inc
5.38%, 01/15/2024	56	59	5.38%, 12/15/2024	265	276
5.75%, 02/01/2026	759	824	Titan International Inc
MDC Partners Inc			6.88%, 10/01/2020	689	714
6.50%, 05/01/2024(g)	2,150	2,161
			ZF North America Capital Inc
Outfront Media Capital LLC / Outfront Media			4.00%, 04/29/2020(g)	970	994
Capital Corp			4.75%, 04/29/2025(g)	1,013	1,059
5.63%, 02/15/2024	125	130			$9,663
5.88%, 03/15/2025	365	383	Banks - 0.73%
		$7,117	Bank of America Corp
Aerospace & Defense - 0.53%			6.10%, 12/31/2049(e),(f)	720	794
Arconic Inc			3 Month LIBOR + 3.90%
5.13%, 10/01/2024	1,550	1,649	Barclays Bank PLC
5.40%, 04/15/2021	185	198	7.63%, 11/21/2022	350	406
5.87%, 02/23/2022	208	228	Barclays PLC
5.90%, 02/01/2027	129	142	8.25%, 12/31/2049(e),(f)	435	462
5.95%, 02/01/2037	232	239	USSW5 Index Spread + 6.71%
6.75%, 01/15/2028	816	920	Citigroup Inc
DAE Funding LLC			5.95%, 12/29/2049(e)	185	200
4.50%, 08/01/2022(g),(h)	269	274	3 Month LIBOR + 4.07%
5.00%, 08/01/2024(g),(h)	286	292	6.13%, 12/31/2049 (e),(f)	25	27
Orbital ATK Inc			3 Month LIBOR + 4.48%
5.25%, 10/01/2021	241	249	6.25%, 12/31/2049(e),(f)	535	601
5.50%, 10/01/2023	170	178	3 Month LIBOR + 4.52%
TransDigm Inc			Credit Agricole SA
6.00%, 07/15/2022	628	656	8.13%, 12/31/2049(e),(f),(g)	685	818
6.38%, 06/15/2026	343	358	USSW5 Index Spread + 6.19%
6.50%, 07/15/2024	301	319	Royal Bank of Scotland Group PLC
6.50%, 05/15/2025	304	320	6.00%, 12/19/2023	1,074	1,195
		$6,022	6.13%, 12/15/2022	1,706	1,890

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Banks (continued)			Chemicals (continued)
Royal Bank of Scotland Group			NOVA Chemicals Corp	(continued)
PLC (continued)			5.25%, 08/01/2023(g)		$900	$927
8.00%, 12/31/2049(e),(f)	$469	$513	5.25%, 06/01/2027(g)		2,041	2,046
USSW5 Index Spread + 5.72%			Olin Corp
8.62%, 12/29/2049(e),(f)	560	618	5.13%, 09/15/2027		407	426
USSW5 Index Spread + 7.60%			PolyOne Corp
Societe Generale SA			5.25%, 03/15/2023		924	973
7.38%, 12/31/2049(e),(f),(g)	735	803	Versum Materials Inc
USSW5 Index Spread + 6.24%			5.50%, 09/30/2024(g)		360	383
		$8,327	WR Grace & Co-Conn
Beverages - 0.04%			5.13%, 10/01/2021(g)		535	575
Cott Holdings Inc			5.63%, 10/01/2024(g)		355	383
5.50%, 04/01/2025(g)	457	480				$19,767
			Coal - 0.04%
Biotechnology - 0.03%			CONSOL Energy Inc
Concordia International Corp			5.88%, 04/15/2022		317	319
7.00%, 04/15/2023(g)	1,270	229	Peabody Energy Corp
9.00%, 04/01/2022(g)	187	142	6.00%, 03/31/2022(g)		111	113
		$371				$432
Building Materials - 0.86%			Commercial Services - 4.59%
Airxcel Inc			ACE Cash Express Inc
8.50%, 02/15/2022(g)	213	226	11.00%, 02/01/2019(g)		1,106	1,106
CEMEX Finance LLC			ADT Corp/The
6.00%, 04/01/2024(g)	757	803	4.13%, 06/15/2023		1,838	1,859
Cemex SAB de CV			4.88%, 07/15/2032(g)		1,475	1,358
5.70%, 01/11/2025(g)	295	314	Ahern Rentals Inc
6.13%, 05/05/2025(g)	1,238	1,339	7.38%, 05/15/2023(g)		925	819
7.75%, 04/16/2026(g)	2,100	2,410	AMN Healthcare Inc
Hardwoods Acquisition Inc			5.13%, 10/01/2024(g)		423	435
7.50%, 08/01/2021(g)	778	688	Avis Budget Car Rental LLC / Avis Budget
NCI Building Systems Inc			Finance Inc
8.25%, 01/15/2023(g)	350	378	5.25%, 03/15/2025(g)		1,645	1,602
NWH Escrow Corp			5.50%, 04/01/2023		425	428
7.50%, 08/01/2021(g)	197	174	Booz Allen Hamilton Inc
Standard Industries Inc/NJ			5.13%, 05/01/2025(g)		174	173
6.00%, 10/15/2025(g)	505	540	Gartner Inc
Summit Materials LLC / Summit Materials			5.13%, 04/01/2025(g)		380	402
Finance Corp			GW Honos Security Corp
5.13%, 06/01/2025(g)	198	203	8.75%, 05/15/2025(g)		2,465	2,625
6.13%, 07/15/2023	1,120	1,173	Hertz Corp/The
US Concrete Inc			5.50%, 10/15/2024(g)		4,980	4,059
6.38%, 06/01/2024	369	394	7.63%, 06/01/2022(g)		355	351
6.38%, 06/01/2024(g)	200	213	IHS Markit Ltd
USG Corp			4.75%, 02/15/2025(g)		248	261
5.50%, 03/01/2025(g)	855	913	5.00%, 11/01/2022(g)		4,012	4,304
		$9,768	Jaguar Holding Co II / Pharmaceutical Product
Chemicals - 1.74%			Development LLC
Axalta Coating Systems LLC			6.38%, 08/01/2023(g)		1,670	1,774
4.88%, 08/15/2024(g)	380	392	Live Nation Entertainment Inc
Blue Cube Spinco Inc			4.88%, 11/01/2024(g)		675	692
10.00%, 10/15/2025	1,213	1,504	Nielsen Finance LLC / Nielsen Finance Co
CF Industries Inc			4.50%, 10/01/2020		1,365	1,382
4.50%, 12/01/2026(g)	230	239	5.00%, 04/15/2022(g)		5,727	5,906
5.15%, 03/15/2034	687	630	Prime Security Services Borrower LLC /
5.38%, 03/15/2044	1,120	1,008	Prime Finance Inc
Chemours Co/The			9.25%, 05/15/2023(g)		2,360	2,631
5.38%, 05/15/2027	92	97	RR Donnelley & Sons Co
7.00%, 05/15/2025	350	390	6.00%, 04/01/2024		763	744
CVR Partners LP / CVR Nitrogen Finance			6.50%, 11/15/2023		477	477
Corp			7.63%, 06/15/2020		2,056	2,267
9.25%, 06/15/2023(g)	1,629	1,660	7.88%, 03/15/2021		3,445	3,729
GCP Applied Technologies Inc			Service Corp International/US
9.50%, 02/01/2023(g)	370	421	5.38%, 01/15/2022		800	820
Hexion Inc			5.38%, 05/15/2024		1,395	1,481
6.63%, 04/15/2020	1,691	1,587	7.63%, 10/01/2018		720	765
Momentive Performance - Escrow			8.00%, 11/15/2021		370	438
0.00%, 10/15/2020(a),(b),(c)	1,545	—	Syniverse Foreign Holdings Corp
Momentive Performance Materials Inc			9.13%, 01/15/2022(g)		1,160	1,163
3.88%, 10/24/2021	1,090	1,093	Team Health Holdings Inc
NOVA Chemicals Corp			6.38%, 02/01/2025(g)		644	631
4.88%, 06/01/2024(g)	2,362	2,377
5.00%, 05/01/2025(g)	2,643	2,656

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Commercial Services (continued)			Diversified Financial Services (continued)
United Rentals North America Inc			Alliance Data Systems Corp
4.63%, 07/15/2023	$1,385	$1,451	5.38%, 08/01/2022(g)	$580	$587
4.88%, 01/15/2028(h)	1,600	1,604	5.88%, 11/01/2021(g)	390	406
5.50%, 07/15/2025	550	580	Ally Financial Inc
5.50%, 05/15/2027	105	111	3.25%, 09/29/2017	1,000	1,002
5.75%, 11/15/2024	1,135	1,206	3.25%, 11/05/2018	4,950	5,013
5.88%, 09/15/2026	710	764	3.60%, 05/21/2018	2,770	2,802
6.13%, 06/15/2023	1,625	1,700	4.63%, 05/19/2022	3,492	3,654
		$52,098	4.63%, 03/30/2025	652	674
Computers - 1.98%			5.13%, 09/30/2024	339	361
Dell International LLC / EMC Corp			6.25%, 12/01/2017	4,050	4,107
3.48%, 06/01/2019(g)	5	5	8.00%, 03/15/2020	5,015	5,692
4.42%, 06/15/2021(g)	277	292	8.00%, 11/01/2031	525	652
5.45%, 06/15/2023(g)	800	882	CIT Group Inc
5.88%, 06/15/2021(g)	2,090	2,192	3.88%, 02/19/2019	2,050	2,099
6.02%, 06/15/2026(g)	3,520	3,921	5.38%, 05/15/2020	342	369
7.13%, 06/15/2024(g)	665	740	5.50%, 02/15/2019(g)	266	279
Diebold Nixdorf Inc			CNG Holdings Inc
8.50%, 04/15/2024	871	950	9.38%, 05/15/2020(g)	920	828
EMC Corp			ILFC E-Capital Trust I
1.88%, 06/01/2018	4,095	4,080	4.34%, 12/21/2065(f),(g)	1,943	1,854
2.65%, 06/01/2020	242	239	ILFC E-Capital Trust II
3.38%, 06/01/2023	615	596	4.59%, 12/21/2065(f),(g)	615	593
Exela Intermediate LLC / Exela Finance Inc			Ladder Capital Finance Holdings LLLP /
10.00%, 07/15/2023(g)	750	729	Ladder Capital Finance Corp
Harland Clarke Holdings Corp			5.25%, 03/15/2022(g)	282	291
6.88%, 03/01/2020(g)	380	391	LPL Holdings Inc
8.38%, 08/15/2022(g)	1,019	1,090	5.75%, 09/15/2025(g)	304	318
Riverbed Technology Inc			Nationstar Mortgage LLC / Nationstar Capital
8.88%, 03/01/2023(g)	1,260	1,251	Corp
Western Digital Corp			6.50%, 07/01/2021	497	509
7.38%, 04/01/2023(g)	221	243	7.88%, 10/01/2020	515	528
10.50%, 04/01/2024	4,128	4,887	Navient Corp
		$22,488	4.88%, 06/17/2019	5,415	5,591
Consumer Products - 0.39%			5.50%, 01/15/2019	575	597
ACCO Brands Corp			5.88%, 10/25/2024	2,215	2,257
5.25%, 12/15/2024(g)	286	297	6.13%, 03/25/2024	1,795	1,862
Central Garden & Pet Co			8.00%, 03/25/2020	700	774
6.13%, 11/15/2023	25	27	OneMain Financial Holdings LLC
Kronos Acquisition Holdings Inc			7.25%, 12/15/2021(g)	1,775	1,868
9.00%, 08/15/2023(g)	1,894	1,904	Quicken Loans Inc
Spectrum Brands Inc			5.75%, 05/01/2025(g)	1,174	1,231
5.75%, 07/15/2025	1,337	1,431	Springleaf Finance Corp
6.13%, 12/15/2024	736	787	6.13%, 05/15/2022	1,450	1,522
		$4,446	7.75%, 10/01/2021	1,593	1,786
Cosmetics & Personal Care - 0.36%			8.25%, 12/15/2020	347	390
Edgewell Personal Care Co					$57,440
4.70%, 05/19/2021	1,205	1,288	Electric - 3.13%
4.70%, 05/24/2022	2,050	2,204	Calpine Corp
Revlon Consumer Products Corp			0.00%, 07/15/2013(a),(b),(c)	1,500	—
5.75%, 02/15/2021(f)	325	270	5.25%, 06/01/2026(g)	650	637
6.25%, 08/01/2024	398	302	5.38%, 01/15/2023	4,675	4,523
		$4,064	5.50%, 02/01/2024	1,000	939
			6.00%, 01/15/2022(g)	2,490	2,568
Distribution & Wholesale - 0.44%
Global Partners LP / GLP Finance Corp			Dynegy Inc
6.25%, 07/15/2022	520	524	5.88%, 06/01/2023	2,562	2,460
7.00%, 06/15/2023	90	91	7.38%, 11/01/2022	450	455
			7.63%, 11/01/2024	1,080	1,065
H&E Equipment Services Inc			8.00%, 01/15/2025(g)	340	337
7.00%, 09/01/2022	364	377
HD Supply Inc			GenOn Energy Inc
5.25%, 12/15/2021(g)	2,190	2,300	0.00%, 10/15/2018(a)	230	153
5.75%, 04/15/2024(g)	1,189	1,273	0.00%, 10/15/2020(a)	1,410	938
Univar USA Inc			IPALCO Enterprises Inc
6.75%, 07/15/2023(g)	443	464	5.00%, 05/01/2018	2,315	2,350
		$5,029	NRG Energy Inc
Diversified Financial Services - 5.06%			6.25%, 07/15/2022	1,030	1,080
Aircastle Ltd			6.25%, 05/01/2024	750	778
4.63%, 12/15/2018	2,070	2,132	6.63%, 03/15/2023	1,070	1,108
5.00%, 04/01/2023	605	644	6.63%, 01/15/2027	5,503	5,654
5.13%, 03/15/2021	2,005	2,126	7.25%, 05/15/2026	3,420	3,617
5.50%, 02/15/2022	995	1,080	NRG Yield Operating LLC
6.25%, 12/01/2019	890	962	5.00%, 09/15/2026	500	509

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2017 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Electric (continued)			Entertainment (continued)
Talen Energy Supply LLC			Scientific Games International
4.60%, 12/15/2021	$4,475	$3,580	Inc (continued)
4.62%, 07/15/2019(f),(g)	46	45	7.00%, 01/01/2022(g)	$330	$351
6.50%, 06/01/2025	1,537	1,110	10.00%, 12/01/2022	2,160	2,409
9.50%, 07/15/2022(g)	1,085	957	Shingle Springs Tribal Gaming Authority
Terraform Global Operating LLC			9.75%, 09/01/2021(g)	562	592
9.75%, 08/15/2022(f),(g)	600	667	Six Flags Entertainment Corp
Texas Competitive Electric Holdings Co			4.88%, 07/31/2024(g)	674	686
LLC			WMG Acquisition Corp
0.00%, 10/01/2020(a),(b)	1,075	3	4.88%, 11/01/2024(g)	105	108
		$35,533	5.00%, 08/01/2023(g)	90	93
Electrical Components & Equipment - 0.06%			5.63%, 04/15/2022(g)	502	522
EnerSys			6.75%, 04/15/2022(g)	400	420
5.00%, 04/30/2023(g)	683	702			$27,105
			Environmental Control - 0.03%
Electronics - 0.17%			CD&R Waterworks Merger Sub LLC
Allegion PLC			6.13%, 08/15/2025(g),(h)	210	214
5.88%, 09/15/2023	965	1,039	Covanta Holding Corp
Flex Ltd			5.88%, 07/01/2025	71	69
5.00%, 02/15/2023	760	834			$283
		$1,873	Food - 2.00%
Energy - Alternate Sources - 0.07%			Albertsons Cos LLC / Safeway Inc / New
Pattern Energy Group Inc			Albertson's Inc / Albertson's LLC
5.88%, 02/01/2024(g)	329	347	5.75%, 03/15/2025(g)	2,759	2,469
TerraForm Power Operating LLC			6.63%, 06/15/2024(g)	4,712	4,430
6.37%, 02/01/2023(f),(g)	209	217	6.63%, 06/15/2024(h)	43	40
6.63%, 06/15/2025(f),(g)	210	224	B&G Foods Inc
		$788	5.25%, 04/01/2025	343	358
Engineering & Construction - 0.43%			Bumble Bee Holdings Inc
AECOM			9.00%, 12/15/2017(g)	575	574
5.13%, 03/15/2027	904	911	Dean Foods Co
5.88%, 10/15/2024	2,195	2,395	6.50%, 03/15/2023(g)	735	762
MasTec Inc			Dole Food Co Inc
4.88%, 03/15/2023	767	767	7.25%, 06/15/2025(g)	507	537
Tutor Perini Corp			JBS USA LUX SA / JBS USA Finance Inc
6.88%, 05/01/2025(g)	706	759	5.75%, 06/15/2025(g)	191	189
		$4,832	5.88%, 07/15/2024(g)	931	924
Entertainment - 2.39%			7.25%, 06/01/2021(g)	977	993
AMC Entertainment Holdings Inc			7.25%, 06/01/2021(g)	1,312	1,333
5.75%, 06/15/2025	1,987	2,035	8.25%, 02/01/2020(g)	226	229
5.88%, 11/15/2026	316	322	Pilgrim's Pride Corp
6.13%, 05/15/2027	1,151	1,184	5.75%, 03/15/2025(g)	395	405
6.13%, 05/15/2027(g)	1,746	1,788	Post Holdings Inc
CCM Merger Inc			5.00%, 08/15/2026(g)	998	1,024
6.00%, 03/15/2022(g)	122	128	5.50%, 03/01/2025(g)	1,268	1,337
Cedar Fair LP / Canada's Wonderland Co /			5.75%, 03/01/2027(g)	1,449	1,536
Magnum Management Corp / Millennium Op			6.00%, 12/15/2022(g)	1,680	1,777
5.38%, 04/15/2027(g)	950	1,002	SUPERVALU Inc
Chukchansi Economic Development			6.75%, 06/01/2021	1,210	1,201
Authority			7.75%, 11/15/2022	2,239	2,222
9.75%, 05/30/2020(g)	1,238	538	US Foods Inc
Eldorado Resorts Inc			5.88%, 06/15/2024(g)	340	355
6.00%, 04/01/2025	95	102			$22,695
EMI Music Publishing Group North America			Food Service - 0.16%
Holdings Inc			Aramark Services Inc
7.63%, 06/15/2024(g)	395	438	5.13%, 01/15/2024	1,715	1,821
Gateway Casinos & Entertainment Ltd
8.25%, 03/01/2024(g)	210	218	Forest Products & Paper - 0.07%
GLP Capital LP / GLP Financing II Inc			Cascades Inc
4.38%, 11/01/2018	395	401	5.75%, 07/15/2023(g)	450	468
4.88%, 11/01/2020	2,905	3,072	Clearwater Paper Corp
5.38%, 11/01/2023	1,740	1,880	4.50%, 02/01/2023	195	193
5.38%, 04/15/2026	420	458	5.38%, 02/01/2025(g)	104	103
International Game Technology PLC					$764
5.63%, 02/15/2020(g)	935	990	Gas - 0.24%
6.25%, 02/15/2022(g)	2,025	2,217	AmeriGas Partners LP / AmeriGas Finance
6.50%, 02/15/2025(g)	430	475	Corp
Regal Entertainment Group			5.50%, 05/20/2025	336	339
5.75%, 03/15/2022	2,845	2,965	5.63%, 05/20/2024	1,408	1,461
5.75%, 06/15/2023	525	549	5.75%, 05/20/2027	231	233
Scientific Games International Inc
6.25%, 09/01/2020	1,145	1,162

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Gas (continued)			Healthcare - Services (continued)
AmeriGas Partners LP / AmeriGas Finance			LifePoint Health Inc
Corp (continued)			5.38%, 05/01/2024	$75	$78
5.88%, 08/20/2026	$218	$224	5.50%, 12/01/2021	448	465
NGL Energy Partners LP / NGL Energy			5.88%, 12/01/2023	905	962
Finance Corp			Molina Healthcare Inc
6.13%, 03/01/2025(g)	366	332	4.88%, 06/15/2025(g)	237	241
6.88%, 10/15/2021	191	189	MPH Acquisition Holdings LLC
		$2,778	7.13%, 06/01/2024(g)	2,329	2,521
Healthcare - Products - 0.27%			Surgery Center Holdings Inc
Alere Inc			6.75%, 07/01/2025(g)	80	82
6.38%, 07/01/2023(g)	111	119	Tenet Healthcare Corp
6.50%, 06/15/2020	578	587	4.38%, 10/01/2021	287	292
Hologic Inc			4.50%, 04/01/2021	750	763
5.25%, 07/15/2022(g)	250	264	4.63%, 07/15/2024(g)	4,724	4,701
Mallinckrodt International Finance SA			5.13%, 05/01/2025(g)	945	951
4.75%, 04/15/2023	143	127	5.50%, 03/01/2019	270	278
Mallinckrodt International Finance SA /			6.00%, 10/01/2020	481	515
Mallinckrodt CB LLC			6.75%, 06/15/2023	575	568
5.50%, 04/15/2025(g)	965	893	6.88%, 11/15/2031	525	472
5.63%, 10/15/2023(g)	202	193	7.00%, 08/01/2025(g)	237	234
5.75%, 08/01/2022(g)	178	174	7.50%, 01/01/2022(g)	2,195	2,371
Teleflex Inc			8.00%, 08/01/2020	464	472
4.88%, 06/01/2026	363	374	8.13%, 04/01/2022	878	945
5.25%, 06/15/2024	292	305			$67,468
		$3,036	Home Builders - 1.78%
Healthcare - Services - 5.94%			CalAtlantic Group Inc
Acadia Healthcare Co Inc			5.00%, 06/15/2027	830	842
5.63%, 02/15/2023	400	417	5.25%, 06/01/2026	767	797
6.13%, 03/15/2021	253	261	5.38%, 10/01/2022	1,748	1,896
6.50%, 03/01/2024	470	504	5.88%, 11/15/2024	582	632
Centene Corp			8.38%, 01/15/2021	855	1,003
4.75%, 05/15/2022	90	95	Lennar Corp
4.75%, 01/15/2025	1,009	1,052	4.75%, 12/15/2017	1,800	1,802
5.63%, 02/15/2021	190	198	4.75%, 11/15/2022(f)	2,550	2,706
6.13%, 02/15/2024	620	674	4.75%, 05/30/2025	475	499
CHS/Community Health Systems Inc			4.88%, 12/15/2023	1,755	1,865
5.13%, 08/01/2021	202	203	M/I Homes Inc
6.25%, 03/31/2023	193	198	5.63%, 08/01/2025(b),(g),(h)	141	141
6.88%, 02/01/2022	1,976	1,695	Mattamy Group Corp
7.13%, 07/15/2020	1,186	1,143	6.50%, 11/15/2020(g)	431	440
DaVita Inc			6.88%, 12/15/2023(g)	157	160
5.00%, 05/01/2025	725	736	Meritage Homes Corp
5.13%, 07/15/2024	1,735	1,784	6.00%, 06/01/2025	845	911
5.75%, 08/15/2022	1,514	1,563	New Home Co Inc/The
Envision Healthcare Corp			7.25%, 04/01/2022(g)	555	574
5.13%, 07/01/2022(g)	414	427	PulteGroup Inc
5.63%, 07/15/2022	550	571	4.25%, 03/01/2021	1,475	1,531
Fresenius Medical Care US Finance II Inc			Taylor Morrison Communities Inc / Taylor
4.13%, 10/15/2020(g)	358	374	Morrison Holdings II Inc
4.75%, 10/15/2024(g)	1,005	1,081	5.63%, 03/01/2024(g)	1,706	1,813
5.63%, 07/31/2019(g)	3	3	Toll Brothers Finance Corp
5.88%, 01/31/2022(g)	1,254	1,415	4.00%, 12/31/2018	1,405	1,433
6.50%, 09/15/2018(g)	3,080	3,226	4.38%, 04/15/2023	820	856
HCA Healthcare Inc			5.63%, 01/15/2024	295	321
6.25%, 02/15/2021	369	401			$20,222
HCA Inc			Home Furnishings - 0.09%
4.25%, 10/15/2019	345	356	Tempur Sealy International Inc
4.50%, 02/15/2027	1,790	1,830	5.50%, 06/15/2026	595	613
4.75%, 05/01/2023	2,325	2,447	5.63%, 10/15/2023	405	423
5.00%, 03/15/2024	4,389	4,659			$1,036
5.25%, 04/15/2025	2,891	3,137	Housewares - 0.11%
5.25%, 06/15/2026	535	579	American Greetings Corp
5.38%, 02/01/2025	3,162	3,367	7.88%, 02/15/2025(g)	237	258
5.50%, 06/15/2047	680	712	Scotts Miracle-Gro Co/The
5.88%, 03/15/2022	1,051	1,162	5.25%, 12/15/2026	625	658
5.88%, 05/01/2023	478	523	6.00%, 10/15/2023	267	287
5.88%, 02/15/2026	2,780	3,030			$1,203
6.50%, 02/15/2020	1,777	1,942	Insurance - 0.23%
7.50%, 02/15/2022	475	549	AssuredPartners Inc
7.69%, 06/15/2025	1,790	2,083	7.00%, 08/15/2025(g),(h)	92	93
IASIS Healthcare LLC / IASIS Capital Corp
8.38%, 05/15/2019	6,137	6,160

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Insurance (continued)			Lodging (continued)
CNO Financial Group Inc			Hilton Worldwide Finance LLC / Hilton
5.25%, 05/30/2025	$642	$682	Worldwide Finance Corp (continued)
Fidelity & Guaranty Life Holdings Inc			4.88%, 04/01/2027(g)	$128	$134
6.38%, 04/01/2021(g)	425	437	Jack Ohio Finance LLC / Jack Ohio Finance 1
Liberty Mutual Group Inc			Corp
7.80%, 03/07/2087(g)	626	786	6.75%, 11/15/2021(g)	470	490
Radian Group Inc			MGM Resorts International
7.00%, 03/15/2021	280	313	4.63%, 09/01/2026	529	535
USIS Merger Sub Inc			6.00%, 03/15/2023	685	759
6.88%, 05/01/2025(g)	320	331	6.63%, 12/15/2021	850	956
		$2,642	7.75%, 03/15/2022	975	1,146
Internet - 1.05%			8.63%, 02/01/2019	2,055	2,255
Match Group Inc			Seminole Hard Rock Entertainment Inc /
6.38%, 06/01/2024	445	485	Seminole Hard Rock International LLC
Netflix Inc			5.88%, 05/15/2021(g)	840	855
4.38%, 11/15/2026(g)	1,066	1,079	Station Casinos LLC
5.50%, 02/15/2022	1,445	1,565	7.50%, 03/01/2021	602	628
5.75%, 03/01/2024	125	138	Wynn Las Vegas LLC / Wynn Las Vegas
5.88%, 02/15/2025	225	252	Capital Corp
Symantec Corp			5.50%, 03/01/2025(g)	1,865	1,962
5.00%, 04/15/2025(g)	1,579	1,654			$15,794
VeriSign Inc			Machinery - Construction & Mining - 0.25%
4.75%, 07/15/2027(g)	80	81	Terex Corp
Zayo Group LLC / Zayo Capital Inc			5.63%, 02/01/2025(g)	768	800
5.75%, 01/15/2027(g)	4,218	4,471	Vertiv Group Corp
6.00%, 04/01/2023	1,340	1,412	9.25%, 10/15/2024(g)	1,856	2,051
6.38%, 05/15/2025	750	812			$2,851
		$11,949	Machinery - Diversified - 0.57%
Iron & Steel - 1.13%			ATS Automation Tooling Systems Inc
AK Steel Corp			6.50%, 06/15/2023(g)	526	554
7.00%, 03/15/2027	393	411	CNH Industrial Capital LLC
7.50%, 07/15/2023	236	258	3.38%, 07/15/2019	725	736
ArcelorMittal			4.38%, 04/05/2022	1,165	1,222
6.13%, 06/01/2025	592	676	4.88%, 04/01/2021	780	825
6.75%, 02/25/2022(f)	1,577	1,778	CNH Industrial NV
7.25%, 03/01/2041(f)	103	119	4.50%, 08/15/2023	1,175	1,246
7.50%, 10/15/2039(f)	5,690	6,714	Tennant Co
Commercial Metals Co			5.63%, 05/01/2025(g)	239	254
4.88%, 05/15/2023	581	594	Welbilt Inc
5.38%, 07/15/2027	154	161	9.50%, 02/15/2024	645	750
Steel Dynamics Inc			Zebra Technologies Corp
5.13%, 10/01/2021	300	309	7.25%, 10/15/2022	860	915
5.25%, 04/15/2023	200	208			$6,502
5.50%, 10/01/2024	1,310	1,402	Media - 10.25%
United States Steel Corp			Altice Financing SA
8.38%, 07/01/2021(g)	209	231	6.63%, 02/15/2023(g)	665	704
		$12,861	7.50%, 05/15/2026(g)	975	1,081
Leisure Products & Services - 0.40%			Altice Luxembourg SA
NCL Corp Ltd			7.63%, 02/15/2025(g)	2,154	2,359
4.63%, 11/15/2020(g)	1,450	1,488	7.75%, 05/15/2022(g)	2,554	2,714
4.75%, 12/15/2021(g)	2,519	2,607	Altice US Finance I Corp
Sabre GLBL Inc			5.38%, 07/15/2023(g)	1,430	1,502
5.25%, 11/15/2023(g)	86	90	5.50%, 05/15/2026(g)	1,683	1,784
5.38%, 04/15/2023(g)	289	302	AMC Networks Inc
		$4,487	4.75%, 12/15/2022	250	257
Lodging - 1.39%			4.75%, 08/01/2025	434	438
Boyd Gaming Corp			5.00%, 04/01/2024	500	515
6.38%, 04/01/2026	1,645	1,793	Cablevision Systems Corp
6.88%, 05/15/2023	2,319	2,493	8.00%, 04/15/2020	820	919
Downstream Development Authority of the			8.63%, 09/15/2017	41	41
Quapaw Tribe of Oklahoma			CCO Holdings LLC / CCO Holdings Capital
10.50%, 07/01/2019(g)	400	386	Corp
Golden Nugget Inc			5.13%, 05/01/2023(g)	3,345	3,512
8.50%, 12/01/2021(g)	390	413	5.13%, 05/01/2027(g)	1,434	1,482
Hilton Domestic Operating Co Inc			5.25%, 09/30/2022	2,590	2,671
4.25%, 09/01/2024(g)	510	515	5.38%, 05/01/2025(g)	375	399
Hilton Grand Vacations Borrower LLC/Hilton			5.50%, 05/01/2026(g)	480	510
Grand Vacations Borrower Inc			5.75%, 02/15/2026(g)	5,247	5,641
6.13%, 12/01/2024(g)	194	212	5.88%, 04/01/2024(g)	2,201	2,363
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp
4.63%, 04/01/2025(g)	253	262

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Media (continued)			Media (continued)
CCO Holdings LLC / CCO Holdings Capital			Unitymedia Hessen GmbH & Co KG /
Corp (continued)			Unitymedia NRW GmbH
5.88%, 05/01/2027(g)	$1,960	$2,108	5.00%, 01/15/2025(g)	$1,385	$1,461
Cequel Communications Holdings I LLC /			5.50%, 01/15/2023(g)	540	560
Cequel Capital Corp			Univision Communications Inc
5.13%, 12/15/2021(g)	2,095	2,141	5.13%, 05/15/2023(g)	3,270	3,335
6.38%, 09/15/2020(g)	1,299	1,322	5.13%, 02/15/2025(g)	395	396
7.75%, 07/15/2025(g)	220	246	6.75%, 09/15/2022(g)	2,052	2,132
Clear Channel Worldwide Holdings Inc			UPCB Finance IV Ltd
6.50%, 11/15/2022	363	376	5.38%, 01/15/2025(g)	1,150	1,199
6.50%, 11/15/2022	502	517	Videotron Ltd
7.63%, 03/15/2020	930	937	5.38%, 06/15/2024(g)	617	658
7.63%, 03/15/2020	150	150	Videotron Ltd / Videotron Ltee
CSC Holdings LLC			5.13%, 04/15/2027(g)	235	242
5.25%, 06/01/2024	930	966	Virgin Media Finance PLC
5.50%, 04/15/2027(g)	1,251	1,332	6.00%, 10/15/2024(g)	765	809
6.75%, 11/15/2021	705	784	6.38%, 04/15/2023(g)	820	861
7.63%, 07/15/2018	2,465	2,588	Virgin Media Secured Finance PLC
8.63%, 02/15/2019	268	293	5.50%, 08/15/2026(g)	2,420	2,565
10.88%, 10/15/2025(g)	3,835	4,784	Ziggo Bond Finance BV
DISH DBS Corp			5.88%, 01/15/2025(g)	260	269
5.00%, 03/15/2023	379	393	Ziggo Secured Finance BV
5.88%, 07/15/2022	175	190	5.50%, 01/15/2027(g)	3,585	3,711
5.88%, 11/15/2024	2,944	3,193			$116,287
6.75%, 06/01/2021	4,675	5,166	Metal Fabrication & Hardware - 0.23%
7.75%, 07/01/2026	1,671	2,001	Novelis Corp
EW Scripps Co/The			5.88%, 09/30/2026(g)	1,910	2,011
5.13%, 05/15/2025(g)	142	147	6.25%, 08/15/2024(g)	560	599
Gray Television Inc					$2,610
5.13%, 10/15/2024(g)	1,415	1,449	Mining - 2.96%
5.88%, 07/15/2026(g)	445	461	Alcoa Nederland Holding BV
iHeartCommunications Inc			6.75%, 09/30/2024(g)	443	488
9.00%, 12/15/2019	507	409	Aleris International Inc
11.25%, 03/01/2021	1,299	990	9.50%, 04/01/2021(g)	415	438
Liberty Interactive LLC			Anglo American Capital PLC
8.50%, 07/15/2029	1,250	1,388	4.13%, 04/15/2021(g)	675	699
LIN Television Corp			4.13%, 09/27/2022(g)	200	208
5.88%, 11/15/2022	169	177	4.75%, 04/10/2027(g)	270	288
Mediacom Broadband LLC / Mediacom			4.88%, 05/14/2025(g)	775	827
Broadband Corp			Constellium NV
6.38%, 04/01/2023	375	393	6.63%, 03/01/2025(g)	601	601
Nexstar Broadcasting Inc			First Quantum Minerals Ltd
5.63%, 08/01/2024(g)	220	227	7.00%, 02/15/2021(g)	1,715	1,779
6.13%, 02/15/2022(g)	445	465	7.25%, 05/15/2022(g)	2,005	2,079
Quebecor Media Inc			FMG Resources August 2006 Pty Ltd
5.75%, 01/15/2023	180	194	4.75%, 05/15/2022(g)	768	789
Quebecor World PLC			5.13%, 05/15/2024(g)	842	873
0.00%, 01/15/2025(a),(b),(c)	480	—	9.75%, 03/01/2022(g)	2,670	3,034
0.00%, 11/15/2025(a),(b),(c)	1,075	—	Freeport-McMoRan Inc
0.00%, 08/01/2027(a)	830	—	2.38%, 03/15/2018	1,635	1,633
SFR Group SA			3.55%, 03/01/2022	930	902
6.00%, 05/15/2022(g)	8,987	9,402	3.88%, 03/15/2023	4,600	4,445
6.25%, 05/15/2024(g)	457	483	4.00%, 11/14/2021	1,189	1,187
7.38%, 05/01/2026(g)	5,628	6,093	5.40%, 11/14/2034	2,143	2,016
Sinclair Television Group Inc			5.45%, 03/15/2043	2,077	1,911
5.13%, 02/15/2027(g)	935	926	Hecla Mining Co
5.38%, 04/01/2021	320	329	6.88%, 05/01/2021	568	586
5.63%, 08/01/2024(g)	579	602	Hudbay Minerals Inc
6.13%, 10/01/2022	530	549	7.25%, 01/15/2023(g)	675	731
Sirius XM Radio Inc			7.63%, 01/15/2025(g)	1,310	1,438
4.63%, 05/15/2023(g)	875	902	Kaiser Aluminum Corp
5.00%, 08/01/2027(g)	2,536	2,590	5.88%, 05/15/2024	234	249
5.38%, 04/15/2025(g)	570	599	Lundin Mining Corp
5.38%, 07/15/2026(g)	2,240	2,348	7.50%, 11/01/2020(g)	365	383
5.75%, 08/01/2021(g)	180	185	7.88%, 11/01/2022(g)	350	382
6.00%, 07/15/2024(g)	1,545	1,667	Teck Resources Ltd
TEGNA Inc			4.75%, 01/15/2022	1,207	1,270
5.13%, 10/15/2019	1,570	1,596	5.40%, 02/01/2043	315	309
5.13%, 07/15/2020	2,800	2,874	6.00%, 08/15/2040	585	623
5.50%, 09/15/2024(g)	665	692	6.13%, 10/01/2035	570	618
6.38%, 10/15/2023	750	794
Unitymedia GmbH
6.13%, 01/15/2025(g)	725	779

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Mining (continued)			Oil & Gas (continued)
Teck Resources Ltd (continued)			EP Energy LLC / Everest Acquisition Finance
6.25%, 07/15/2041	$2,210	$2,401	Inc (continued)
8.50%, 06/01/2024(g)	303	352	8.00%, 02/15/2025(g)	$1,156	$898
		$33,539	9.38%, 05/01/2020	5,274	4,490
Miscellaneous Manufacturers - 0.36%			Extraction Oil & Gas Inc / Extraction Finance
Bombardier Inc			Corp
4.75%, 04/15/2019(g)	428	437	7.88%, 07/15/2021(g)	1,090	1,138
6.00%, 10/15/2022(g)	475	484	Hilcorp Energy I LP / Hilcorp Finance Co
6.13%, 01/15/2023(g)	657	670	5.00%, 12/01/2024(g)	516	490
7.50%, 03/15/2025(g)	748	792	MEG Energy Corp
8.75%, 12/01/2021(g)	455	516	6.38%, 01/30/2023(g)	609	510
Gates Global LLC / Gates Global Co			6.50%, 01/15/2025(g)	339	328
6.00%, 07/15/2022(g)	970	991	Newfield Exploration Co
Koppers Inc			5.38%, 01/01/2026	1,610	1,678
6.00%, 02/15/2025(g)	204	217	Noble Holding International Ltd
		$4,107	5.25%, 03/15/2042	70	41
Office & Business Equipment - 0.24%			6.20%, 08/01/2040	236	144
CDW LLC / CDW Finance Corp			Oasis Petroleum Inc
5.00%, 09/01/2023	1,123	1,170	6.50%, 11/01/2021	1,182	1,167
5.00%, 09/01/2025	715	747	6.88%, 03/15/2022	2,175	2,153
5.50%, 12/01/2024	705	772	Parker Drilling Co
		$2,689	6.75%, 07/15/2022	750	579
Oil & Gas - 6.22%			PBF Holding Co LLC / PBF Finance Corp
			7.00%, 11/15/2023	367	369
Antero Resources Corp			7.25%, 06/15/2025(g)	395	387
5.13%, 12/01/2022	2,981	3,026
5.38%, 11/01/2021	1,610	1,654	PDC Energy Inc
			6.13%, 09/15/2024(g)	725	744
Ascent Resources Utica Holdings LLC / ARU
Finance Corp			Precision Drilling Corp
10.00%, 04/01/2022(g)	1,620	1,660	5.25%, 11/15/2024	1,979	1,777
Baytex Energy Corp			6.50%, 12/15/2021	1,274	1,252
5.13%, 06/01/2021(g)	45	41	6.63%, 11/15/2020	1,112	1,101
5.63%, 06/01/2024(g)	93	81	QEP Resources Inc
Bill Barrett Corp			5.25%, 05/01/2023	42	41
7.00%, 10/15/2022	1,829	1,664	5.38%, 10/01/2022	649	638
8.75%, 06/15/2025(g)	260	237	6.88%, 03/01/2021	227	238
California Resources Corp			Range Resources Corp
8.00%, 12/15/2022(g)	686	437	4.88%, 05/15/2025	416	403
			5.00%, 08/15/2022(g)	2,710	2,683
Callon Petroleum Co			5.00%, 03/15/2023(g)	389	384
6.13%, 10/01/2024	159	165
6.13%, 10/01/2024(g)	118	123	Rowan Cos Inc
Calumet Specialty Products Partners LP /			7.38%, 06/15/2025	517	487
Calumet Finance Corp			RSP Permian Inc
6.50%, 04/15/2021	41	37	6.63%, 10/01/2022	75	78
Cenovus Energy Inc			Sanchez Energy Corp
4.25%, 04/15/2027(g)	149	146	6.13%, 01/15/2023	2,755	2,245
Chesapeake Energy Corp			7.75%, 06/15/2021	530	480
4.88%, 04/15/2022	665	612	Shelf Drilling Holdings Ltd
			9.50%, 11/02/2020(g)	1,429	1,407
5.38%, 06/15/2021	790	737
6.13%, 02/15/2021	1,328	1,299	SM Energy Co
6.63%, 08/15/2020	117	118	5.00%, 01/15/2024	1,124	1,045
8.00%, 01/15/2025(g)	1,785	1,790	6.13%, 11/15/2022	1,390	1,362
8.00%, 06/15/2027(g)	408	408	Stone Energy Corp
CITGO Petroleum Corp			7.50%, 05/31/2022	68	64
6.25%, 08/15/2022(g)	774	788	Sunoco LP / Sunoco Finance Corp
Concho Resources Inc			6.25%, 04/15/2021	633	661
5.50%, 04/01/2023	855	883	6.38%, 04/01/2023	305	321
			Transocean Inc
Continental Resources Inc/OK			5.80%, 10/15/2022(f)	341	322
3.80%, 06/01/2024	1,740	1,609
4.50%, 04/15/2023	1,231	1,200	6.80%, 03/15/2038	862	642
4.90%, 06/01/2044	795	680	7.50%, 04/15/2031	97	79
			9.00%, 07/15/2023(g)	944	986
5.00%, 09/15/2022	557	552	9.35%, 12/15/2041(f)	271	243
Delek Logistics Partners LP
6.75%, 05/15/2025(g)	636	644	Ultra Resources Inc
			6.88%, 04/15/2022(g)	2,345	2,415
Diamondback Energy Inc			7.13%, 04/15/2025(g)	393	401
4.75%, 11/01/2024	161	163
Ensco PLC			Unit Corp
5.20%, 03/15/2025	196	155	6.63%, 05/15/2021	744	738
EP Energy LLC / Everest Acquisition Finance			W&T Offshore Inc
Inc			8.50%, 06/15/2019	291	204
6.38%, 06/15/2023	4,930	3,118	Western Refining Logistics LP / WNRL
7.75%, 09/01/2022	1,511	1,020	Finance Corp
8.00%, 11/29/2024(g)	150	151	7.50%, 02/15/2023	360	388

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)			Pharmaceuticals (continued)
Whiting Petroleum Corp			Endo Finance LLC / Endo Finco Inc
5.00%, 03/15/2019	$1,497	$1,473	5.38%, 01/15/2023(f),(g)	$2,030	$1,736
5.75%, 03/15/2021	2,115	2,007	7.25%, 01/15/2022(f),(g)	161	158
6.25%, 04/01/2023	2,420	2,281	Nature's Bounty Co/The
WPX Energy Inc			7.63%, 05/15/2021(g)	3,734	4,023
5.25%, 09/15/2024	1,455	1,433	Valeant Pharmaceuticals International
		$70,593	6.38%, 10/15/2020(g)	484	471
Oil & Gas Services - 0.38%			6.75%, 08/15/2021(g)	643	608
Archrock Partners LP / Archrock Partners			7.00%, 10/01/2020(g)	957	945
Finance Corp			7.25%, 07/15/2022(g)	845	796
6.00%, 10/01/2022	286	279	Valeant Pharmaceuticals International Inc
CSI Compressco LP / CSI Compressco			5.38%, 03/15/2020(g)	750	724
Finance Inc			5.50%, 03/01/2023(g)	7,122	6,071
7.25%, 08/15/2022	298	279	5.88%, 05/15/2023(g)	8,749	7,524
KCA Deutag UK Finance PLC			6.50%, 03/15/2022(g)	235	248
7.25%, 05/15/2021(g)	822	769	6.75%, 08/15/2018(g)	116	116
9.88%, 04/01/2022(g)	491	493	7.00%, 03/15/2024(g)	502	535
Sea Trucks Group Ltd			7.50%, 07/15/2021(g)	473	460
0.00%, 03/26/2018(a),(g)	683	191			$27,948
Transocean Proteus Ltd			Pipelines - 5.53%
6.25%, 12/01/2024(g)	1,171	1,227	Andeavor Logistics LP / Tesoro Logistics
Trinidad Drilling Ltd			Finance Corp
6.63%, 02/15/2025(g)	246	232	6.13%, 10/15/2021	450	466
Weatherford International Ltd			6.25%, 10/15/2022	528	561
4.50%, 04/15/2022	396	364	6.38%, 05/01/2024	300	328
6.50%, 08/01/2036	169	149	Antero Midstream Partners LP / Antero
6.75%, 09/15/2040	50	44	Midstream Finance Corp
7.00%, 03/15/2038	220	199	5.38%, 09/15/2024(g)	2,055	2,127
8.25%, 06/15/2023	121	123	Blue Racer Midstream LLC / Blue Racer
		$4,349	Finance Corp
Packaging & Containers - 1.86%			6.13%, 11/15/2022(g)	230	235
Ardagh Packaging Finance PLC / Ardagh			Cheniere Corpus Christi Holdings LLC
Holdings USA Inc			5.13%, 06/30/2027(g)	1,635	1,702
4.25%, 09/15/2022(g)	730	750	5.88%, 03/31/2025	2,485	2,693
6.00%, 02/15/2025(g)	2,460	2,620	7.00%, 06/30/2024	480	550
Ball Corp			Crestwood Midstream Partners LP /
4.38%, 12/15/2020	920	964	Crestwood Midstream Finance Corp
5.00%, 03/15/2022	1,990	2,142	5.75%, 04/01/2025	1,022	1,026
5.25%, 07/01/2025	298	328	6.25%, 04/01/2023	2,050	2,089
Berry Plastics Corp			DCP Midstream Operating LP
5.13%, 07/15/2023	1,840	1,918	2.50%, 12/01/2017	1,245	1,242
BWAY Holding Co			3.88%, 03/15/2023	708	690
5.50%, 04/15/2024(g)	1,830	1,919	4.75%, 09/30/2021(g)	836	859
Crown Americas LLC / Crown Americas			4.95%, 04/01/2022	154	158
Capital Corp V			5.35%, 03/15/2020(g)	710	746
4.25%, 09/30/2026(g)	395	398	5.60%, 04/01/2044	895	850
Flex Acquisition Co Inc			5.85%, 05/21/2043(f),(g)	1,640	1,529
6.88%, 01/15/2025(g)	118	124	3 Month LIBOR + 3.85%
Graphic Packaging International Inc			6.45%, 11/03/2036(g)	905	968
4.88%, 11/15/2022	300	318	6.75%, 09/15/2037(g)	1,785	1,928
Owens-Brockway Glass Container Inc			8.13%, 08/16/2030	470	559
5.38%, 01/15/2025(g)	200	215	9.75%, 03/15/2019(g)	535	596
5.88%, 08/15/2023(g)	373	413	Energy Transfer Equity LP
6.38%, 08/15/2025(g)	83	94	5.50%, 06/01/2027	690	725
Reynolds Group Issuer Inc / Reynolds Group			5.88%, 01/15/2024	3,055	3,291
Issuer LLC / Reynolds Group Issuer			7.50%, 10/15/2020	3,365	3,802
(Luxembourg) S.A.			Genesis Energy LP / Genesis Energy Finance
5.13%, 07/15/2023(g)	3,120	3,283	Corp
5.75%, 10/15/2020	2,840	2,904	5.63%, 06/15/2024	660	637
6.88%, 02/15/2021(f)	635	653	5.75%, 02/15/2021	30	30
Sealed Air Corp			6.75%, 08/01/2022	220	223
5.13%, 12/01/2024(g)	350	374	Holly Energy Partners LP / Holly Energy
5.50%, 09/15/2025(g)	1,500	1,634	Finance Corp
		$21,051	6.00%, 08/01/2024(g)	368	383
Pharmaceuticals - 2.46%			Martin Midstream Partners LP / Martin
Endo Dac / Endo Finance LLC / Endo Finco			Midstream Finance Corp
Inc			7.25%, 02/15/2021	340	347
5.88%, 10/15/2024(g)	200	207	NGPL PipeCo LLC
6.00%, 07/15/2023(g)	1,600	1,387	4.88%, 08/15/2027(g),(h)	271	279
6.00%, 02/01/2025(f),(g)	2,110	1,786	NuStar Logistics LP
Endo Finance LLC			4.75%, 02/01/2022	350	357
5.75%, 01/15/2022(g)	166	153

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Pipelines (continued)			REITS (continued)
NuStar Logistics LP (continued)			Sabra Health Care LP / Sabra Capital Corp
4.80%, 09/01/2020	$952	$990	5.50%, 02/01/2021	$2,350	$2,440
5.63%, 04/28/2027	1,190	1,262	SBA Communications Corp
6.75%, 02/01/2021	488	532	4.88%, 07/15/2022	320	332
PBF Logistics LP / PBF Logistics Finance			4.88%, 09/01/2024	273	284
Corp			Uniti Group Inc / Uniti Fiber Holdings Inc /
6.88%, 05/15/2023	232	239	CSL Capital LLC
Regency Energy Partners LP / Regency			7.13%, 12/15/2024(g)	1,377	1,349
Energy Finance Corp			Uniti Group LP / Uniti Group Finance Inc /
5.50%, 04/15/2023	2,675	2,755	CSL Capital LLC
Rockies Express Pipeline LLC			6.00%, 04/15/2023(g)	1,302	1,341
5.63%, 04/15/2020(g)	2,165	2,290	7.13%, 12/15/2024(g)	43	42
6.88%, 04/15/2040(g)	1,510	1,664	8.25%, 10/15/2023	2,210	2,276
7.50%, 07/15/2038(g)	805	916			$31,476
SemGroup Corp / Rose Rock Finance Corp			Retail - 2.24%
5.63%, 07/15/2022	247	245	1011778 BC ULC / New Red Finance Inc
5.63%, 11/15/2023	3,055	2,994	4.25%, 05/15/2024(g)	2,151	2,163
Summit Midstream Holdings LLC / Summit			4.63%, 01/15/2022(g)	590	603
Midstream Finance Corp			Caleres Inc
5.50%, 08/15/2022	593	596	6.25%, 08/15/2023	310	323
5.75%, 04/15/2025	2,642	2,675	Claire's Stores Inc
Tallgrass Energy Partners LP / Tallgrass			6.13%, 03/15/2020(g)	728	335
Energy Finance Corp			9.00%, 03/15/2019(g)	1,527	775
5.50%, 09/15/2024(g)	460	471	Cumberland Farms Inc
Targa Resources Partners LP / Targa			6.75%, 05/01/2025(g)	127	136
Resources Partners Finance Corp			Dollar Tree Inc
4.25%, 11/15/2023	2,940	2,896	5.75%, 03/01/2023	1,785	1,890
5.13%, 02/01/2025(g)	2,265	2,330	Ferrellgas LP / Ferrellgas Finance Corp
5.25%, 05/01/2023	770	794	6.75%, 01/15/2022	2,280	2,155
5.38%, 02/01/2027(g)	1,305	1,354	6.75%, 06/15/2023(f)	1,980	1,866
6.75%, 03/15/2024	1,595	1,727	FirstCash Inc
Williams Cos Inc/The			5.38%, 06/01/2024(g)	114	120
3.70%, 01/15/2023	475	470	Group 1 Automotive Inc
5.75%, 06/24/2044	2,055	2,137	5.25%, 12/15/2023(g)	280	281
7.50%, 01/15/2031	970	1,155	Guitar Center Inc
7.75%, 06/15/2031	245	296	6.50%, 04/15/2019(g)	236	211
		$62,764	JC Penney Corp Inc
Private Equity - 0.44%			5.88%, 07/01/2023(g)	110	111
Icahn Enterprises LP / Icahn Enterprises			Jo-Ann Stores LLC
Finance Corp			8.13%, 03/15/2019(g)	13	13
4.88%, 03/15/2019	3,740	3,789	KFC Holding Co/Pizza Hut Holdings
5.88%, 02/01/2022	770	791	LLC/Taco Bell of America LLC
6.25%, 02/01/2022	137	143	4.75%, 06/01/2027(g)	2,245	2,315
6.75%, 02/01/2024	257	270	5.25%, 06/01/2026(g)	2,135	2,263
		$4,993	L Brands Inc
REITS - 2.77%			6.75%, 07/01/2036	450	427
CyrusOne LP / CyrusOne Finance Corp			6.88%, 11/01/2035	361	347
5.00%, 03/15/2024(g)	302	314	Landry's Inc
5.38%, 03/15/2027(g)	342	361	6.75%, 10/15/2024(g)	1,161	1,190
Equinix Inc			Neiman Marcus Group Ltd LLC
5.38%, 01/01/2022	404	423	8.00%, 10/15/2021(g)	800	442
5.38%, 04/01/2023	200	208	New Albertson's Inc
5.38%, 05/15/2027	185	200	6.63%, 06/01/2028	325	284
5.75%, 01/01/2025	655	704	7.75%, 06/15/2026	310	299
5.88%, 01/15/2026	1,388	1,520	8.00%, 05/01/2031	487	446
ESH Hospitality Inc			8.70%, 05/01/2030	165	158
5.25%, 05/01/2025(g)	3,794	3,965	Penske Automotive Group Inc
Iron Mountain Inc			5.50%, 05/15/2026	511	512
5.75%, 08/15/2024	2,185	2,246	PetSmart Inc
6.00%, 10/01/2020(g)	208	215	5.88%, 06/01/2025(g)	1,207	1,159
6.00%, 08/15/2023	3,405	3,601	7.13%, 03/15/2023(g)	885	801
Iron Mountain US Holdings Inc			8.88%, 06/01/2025(g)	285	270
5.38%, 06/01/2026(g)	510	542	QVC Inc
MGM Growth Properties Operating			5.45%, 08/15/2034	1,475	1,438
Partnership LP / MGP Finance Co-Issuer Inc			Rite Aid Corp
5.63%, 05/01/2024	1,045	1,136	6.13%, 04/01/2023(g)	1,292	1,280
MPT Operating Partnership LP / MPT Finance			6.75%, 06/15/2021	157	163
Corp			Sally Holdings LLC / Sally Capital Inc
5.25%, 08/01/2026	2,450	2,560	5.50%, 11/01/2023	50	51
5.50%, 05/01/2024	4,240	4,463	5.63%, 12/01/2025	175	179
6.38%, 03/01/2024	875	954	Sonic Automotive Inc
			6.13%, 03/15/2027	125	126

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Retail (continued)			Telecommunications (continued)
Tops Holding LLC / Tops Markets II Corp			CenturyLink Inc (continued)
8.00%, 06/15/2022(g)	$295	$239	6.75%, 12/01/2023	$755	$801
		$25,371	Cincinnati Bell Inc
Semiconductors - 1.03%			7.00%, 07/15/2024(g)	529	536
Advanced Micro Devices Inc			CommScope Inc
7.00%, 07/01/2024	190	204	5.50%, 06/15/2024(g)	562	592
Amkor Technology Inc			CommScope Technologies LLC
6.38%, 10/01/2022	2,325	2,418	5.00%, 03/15/2027(g)	280	281
Micron Technology Inc			6.00%, 06/15/2025(g)	2,105	2,263
5.25%, 08/01/2023(g)	1,836	1,919	Consolidated Communications Inc
5.25%, 01/15/2024(g)	472	492	6.50%, 10/01/2022	300	294
5.50%, 02/01/2025	1,050	1,114	Embarq Corp
5.63%, 01/15/2026(g)	490	513	8.00%, 06/01/2036	11,584	11,772
NXP BV / NXP Funding LLC			Frontier Communications Corp
4.13%, 06/01/2021(g)	1,480	1,552	6.25%, 09/15/2021	1,060	933
4.63%, 06/15/2022(g)	612	657	7.13%, 01/15/2023	750	613
Qorvo Inc			7.63%, 04/15/2024	725	588
6.75%, 12/01/2023	294	323	8.13%, 10/01/2018	650	678
Sensata Technologies BV			8.50%, 04/15/2020	290	295
5.00%, 10/01/2025(g)	496	522	9.00%, 08/15/2031	4,768	3,838
Sensata Technologies UK Financing Co PLC			9.25%, 07/01/2021	656	623
6.25%, 02/15/2026(g)	1,818	1,981	11.00%, 09/15/2025	10,622	9,733
		$11,695	10.50%, 09/15/2022	319	300
Software - 2.81%			Goodman Networks Inc
Camelot Finance SA			8.00%, 05/11/2022	254	212
7.88%, 10/15/2024(g)	735	799	Hughes Satellite Systems Corp
CURO Financial Technologies Corp			5.25%, 08/01/2026	750	787
12.00%, 03/01/2022(g)	365	386	6.50%, 06/15/2019	998	1,074
First Data Corp			6.63%, 08/01/2026	220	241
5.00%, 01/15/2024(g)	3,425	3,562	7.63%, 06/15/2021	170	195
5.75%, 01/15/2024(g)	882	932	Intelsat Jackson Holdings SA
7.00%, 12/01/2023(g)	2,943	3,175	5.50%, 08/01/2023	2,135	1,841
Genesys Telecommunications Laboratories			7.25%, 10/15/2020	452	434
Inc/Greeneden Lux 3 Sarl			7.50%, 04/01/2021	1,010	954
10.00%, 11/30/2024(g)	887	1,007	8.00%, 02/15/2024(g)	1,080	1,173
Infor Software Parent LLC / Infor Software			9.75%, 07/15/2025(g)	280	289
Parent Inc			Intelsat Luxembourg SA
7.13%, PIK 7.88%, 05/01/2021(g),(i)	2,568	2,658	7.75%, 06/01/2021	2,325	1,486
Infor US Inc			8.13%, 06/01/2023	1,870	1,158
5.75%, 08/15/2020(g)	116	119	Level 3 Financing Inc
6.50%, 05/15/2022	887	924	5.13%, 05/01/2023	1,877	1,952
Informatica LLC			5.25%, 03/15/2026	380	404
7.13%, 07/15/2023(g)	375	382	5.38%, 08/15/2022	1,280	1,315
j2 Cloud Services LLC / j2 Global Co-Obligor			5.38%, 01/15/2024	2,107	2,218
Inc			5.38%, 05/01/2025	783	832
6.00%, 07/15/2025(g)	1,384	1,441	Nokia OYJ
MSCI Inc			3.38%, 06/12/2022	120	121
4.75%, 08/01/2026(g)	385	399	4.38%, 06/12/2027	120	124
5.25%, 11/15/2024(g)	2,615	2,792	6.63%, 05/15/2039	216	251
5.75%, 08/15/2025(g)	1,315	1,424	Plantronics Inc
Nuance Communications Inc			5.50%, 05/31/2023(g)	236	247
5.38%, 08/15/2020(g)	680	690	Qwest Capital Funding Inc
5.63%, 12/15/2026(g)	305	325	6.88%, 07/15/2028	79	73
6.00%, 07/01/2024	2,510	2,683	7.75%, 02/15/2031	305	282
Open Text Corp			Qwest Corp
5.63%, 01/15/2023(g)	135	142	6.88%, 09/15/2033	2,815	2,786
5.88%, 06/01/2026(g)	2,949	3,192	7.25%, 09/15/2025	175	195
Quintiles IMS Inc			SoftBank Group Corp
5.00%, 10/15/2026(g)	405	424	4.50%, 04/15/2020(g)	1,963	2,024
Rackspace Hosting Inc			Sprint Capital Corp
8.63%, 11/15/2024(g)	3,160	3,412	6.88%, 11/15/2028	167	182
Solera LLC / Solera Finance Inc			8.75%, 03/15/2032	1,093	1,355
10.50%, 03/01/2024(g)	615	707	Sprint Communications Inc
SS&C Technologies Holdings Inc			6.00%, 11/15/2022	1,174	1,238
5.88%, 07/15/2023	300	319	7.00%, 03/01/2020(g)	914	999
		$31,894	7.00%, 08/15/2020	424	463
Telecommunications - 8.92%			9.00%, 11/15/2018(g)	1,366	1,479
Avaya Inc			11.50%, 11/15/2021	374	480
0.00%, 04/01/2019(a),(g)	1,739	1,435	Sprint Corp
0.00%, 03/01/2021(a),(g)	271	24	7.13%, 06/15/2024	8,088	8,866
CenturyLink Inc			7.25%, 09/15/2021	888	986
6.45%, 06/15/2021	2,150	2,321

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2017 (unaudited)

	Principal		SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)
Telecommunications (continued)			Commercial Services (continued)
Sprint Corp(continued)			Syniverse Holdings Inc, Term Loan B
7.63%, 02/15/2025	$832	$938	4.30%, 04/23/2019(f),(j)	$97	$93
7.88%, 09/15/2023	5,765	6,544	US LIBOR + 3.00%
Telecom Italia Capital SA			4.31%, 04/23/2019(f),(j)	546	526
6.00%, 09/30/2034	2,762	3,054	US LIBOR + 3.00%
6.38%, 11/15/2033	45	51			$2,089
T-Mobile USA Inc			Computers - 0.19%
6.00%, 03/01/2023	3,632	3,841	Harland Clarke Holdings Corp, Term Loan
6.00%, 04/15/2024	652	701	B6
6.13%, 01/15/2022	1,730	1,812	6.80%, 02/09/2022(f),(j)	1,342	1,347
6.38%, 03/01/2025	1,142	1,233	US LIBOR + 5.50%
6.50%, 01/15/2024	212	228	Presidio LLC, Term Loan
6.50%, 01/15/2026	460	512	4.60%, 02/02/2022(f),(j)	810	815
6.63%, 04/01/2023	723	765	US LIBOR + 3.50%
6.84%, 04/28/2023	363	385			$2,162
Wind Acquisition Finance SA			Cosmetics & Personal Care - 0.03%
4.75%, 07/15/2020(g)	2,375	2,402	Revlon Consumer Products Corp, Term Loan
7.38%, 04/23/2021(g)	1,430	1,489	B
Windstream Services LLC			4.73%, 07/21/2023(f),(j)	77	70
7.50%, 06/01/2022	187	160	US LIBOR + 3.50%
7.50%, 04/01/2023	157	133	4.73%, 09/07/2023(f),(j)	263	237
7.75%, 10/01/2021	435	389	US LIBOR + 3.50%
		$101,273	4.73%, 09/07/2023(f),(j)	5	5
Transportation - 0.15%			US LIBOR + 3.50%
Bluewater Holding BV					$312
10.00%, 12/10/2019(g)	900	824	Electric - 0.27%
XPO Logistics Inc			Calpine Corp, Term Loan B6
6.13%, 09/01/2023(g)	225	234	4.05%, 01/15/2023(f),(j)	1,236	1,239
6.50%, 06/15/2022(g)	605	628	US LIBOR + 2.75%
		$1,686	Vistra Operations Co LLC, Term Loan B
Trucking & Leasing - 0.68%			3.98%, 08/04/2023(f),(j)	889	891
Park Aerospace Holdings Ltd			US LIBOR + 2.75%
5.25%, 08/15/2022(g)	3,723	3,788	3.98%, 08/04/2023(f),(j)	231	232
5.50%, 02/15/2024(g)	3,847	3,917	US LIBOR + 2.75%
		$7,705	Vistra Operations Co LLC, Term Loan B2
TOTAL BONDS		$1,024,010	4.48%, 12/13/2023(f),(j)	488	491
	Principal		US LIBOR + 3.25%
CONVERTIBLE BONDS - 0.01%	Amount (000's)	Value (000's)	Vistra Operations Co LLC, Term Loan C
Media - 0.01%			3.98%, 08/04/2023(f),(j)	257	258
Liberty Interactive LLC			US LIBOR + 2.75%
3.75%, 02/15/2030	63	43			$3,111
4.00%, 11/15/2029	87	59	Entertainment - 0.30%
		$102	Cowlitz Tribal Gaming Authority, Term Loan
Retail - 0.00%			B
Nebraska Book Holdings Inc			11.80%, 10/02/2020(f),(j)	1,765	1,959
2.00%, PIK 2.00%, 04/01/2026(b),(c),(g),(i)	401	40	US LIBOR + 10.50%
			Delta 2 Lux Sarl, Term Loan B
			8.00%, 07/29/2022(f),(j)	180	180
TOTAL CONVERTIBLE BONDS		$142	US LIBOR + 6.75%
SENIOR FLOATING RATE INTERESTS -5.41%	Principal
	Amount (000's)	Value (000's)	Scientific Games International Inc, Term Loan
			B3
			5.23%, 10/01/2021(f),(j)	73	73
			US LIBOR + 4.00%
Advertising - 0.28%
Advantage Sales & Marketing Inc, Term Loan			5.23%, 10/01/2021(f),(j)	270	271
7.80%, 07/21/2022(f),(j)	$3,415	$3,227	US LIBOR + 4.00%
US LIBOR + 6.50%
Vertis Inc, Term Loan EXIT			SeaWorld Parks & Entertainment Inc, Term
0.00%, 12/31/2016(a),(b),(c),(f),(j)	1,359	—	Loan B5
US LIBOR + 9.50%			4.30%, 04/01/2024(f),(j)	893	896
			US LIBOR + 3.00%
		$3,227
Biotechnology - 0.04%					$3,379
Concordia International Corp, Term Loan B			Food - 0.18%
5.50%, 10/20/2021(f),(j)	606	448	B&G Foods Inc, Term Loan B
			3.48%, 11/02/2022(f),(j)	196	198
US LIBOR + 4.25%			US LIBOR + 2.25%

Commercial Services - 0.18%			Moran Foods LLC, Term Loan B
			7.23%, 12/01/2023(f),(j)	955	937
MacDonald Dettwiler and Associates Ltd,			US LIBOR + 6.00%
Term Loan
0.00%, 07/05/2024(f),(j),(k)	140	140	SUPERVALU Inc, Delay-Draw Term Loan B-
			DD
ServiceMaster Co LLC/The, Term Loan B			4.73%, 06/02/2024(f),(j)	166	165
3.73%, 11/08/2023(f),(j)	1,324	1,330	US LIBOR + 3.50%
US LIBOR + 2.50%

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Food (continued)			Oil & Gas - 0.73%
SUPERVALU Inc, Term Loan B			Alon USA Partners LP, Term Loan B
4.73%, 06/02/2024(f),(j)	$277	$275	9.25%, 11/13/2018(f),(j)	$138	$138
US LIBOR + 3.50%			US LIBOR + 8.00%
Viskase Cos Inc, Term Loan B			California Resources Corp, Term Loan
4.55%, 01/30/2021(f),(j)	208	201	11.60%, 12/31/2021(f),(j)	2,625	2,823
US LIBOR + 3.25%			Chesapeake Energy Corp, Term Loan 1.5
4.55%, 01/30/2021(f),(j)	246	238	8.69%, 08/17/2021(f),(j)	2,329	2,499
US LIBOR + 3.25%			US LIBOR + 7.50%
		$2,014	Gulf Finance LLC, Term Loan B
Healthcare - Services - 0.54%			6.55%, 08/17/2023(f),(j)	137	132
Envision Healthcare Corp, Term Loan C			US LIBOR + 5.25%
4.30%, 11/17/2023(f),(j)	1,359	1,366	MEG Energy Corp, Term Loan B
US LIBOR + 3.00%			4.73%, 12/31/2023(f),(j)	935	930
Jaguar Holding Co II, Term Loan			US LIBOR + 3.50%
4.02%, 08/18/2022(f),(j)	1,872	1,884	4.73%, 12/31/2023(f),(j)	632	629
US LIBOR + 2.75%			US LIBOR + 3.50%
MPH Acquisition Holdings LLC, Term Loan			Ultra Resources Inc, Term Loan EXIT
B			4.22%, 04/05/2024(f),(j)	828	831
4.30%, 05/25/2023(f),(j)	762	768	US LIBOR + 3.00%
US LIBOR + 3.00%			4.22%, 04/12/2024(f),(j)	276	277
Tennessee Merger Sub Inc, Term Loan			US LIBOR + 3.00%
3.98%, 01/12/2024(f),(j)	2,085	2,076			$8,259
		$6,094	Packaging & Containers - 0.28%
Internet - 0.07%			Berry Plastics Corp, Term Loan I
Go Daddy Operating Co LLC, Term Loan B			3.72%, 10/01/2022(f),(j)	51	51
3.73%, 02/15/2024(f),(j)	143	143	US LIBOR + 2.50%
US LIBOR + 2.50%			3.73%, 10/01/2022(f),(j)	79	80
3.73%, 02/15/2024(f),(j)	107	108	US LIBOR + 2.50%
US LIBOR + 2.50%			Berry Plastics Corp, Term Loan L
Match Group Inc, Term Loan B			3.47%, 01/06/2021(f),(j)	135	135
4.47%, 10/27/2022(f),(j)	597	599	US LIBOR + 2.25%
US LIBOR + 3.25%			Reynolds Group Holdings Inc, Term Loan B
		$850	4.23%, 02/05/2023(f),(j)	2,889	2,901
Lodging - 0.13%			US LIBOR + 3.00%
Hilton Worldwide Finance LLC, Term Loan					$3,167
B2			REITS - 0.08%
3.23%, 10/25/2023(f),(j)	1,294	1,300	ESH Hospitality Inc, Term Loan B
US LIBOR + 2.00%			3.73%, 08/30/2023(f),(j)	849	853
Intrawest Operations Group LLC, Term Loan			US LIBOR + 2.50%
B
4.73%, 11/26/2020(f),(j)	128	129	Retail - 0.40%
US LIBOR + 3.50%			Bass Pro Group LLC, Term Loan B
		$1,429	4.47%, 06/05/2020(f),(j)	650	649
Machinery - Construction & Mining - 0.04%			US LIBOR + 3.25%
			6.30%, 11/15/2023(f),(j)	820	799
Vertiv Intermediate Holding II Corp, Term			US LIBOR + 5.00%
Loan B
5.23%, 11/30/2023(f),(j)	400	403	BJ's Wholesale Club Inc, Term Loan B
US LIBOR + 4.00%			4.95%, 01/26/2024(f),(j)	1,299	1,270
			US LIBOR + 3.75%

Media - 0.64%			General Nutrition Centers Inc, Term Loan B
			3.73%, 03/02/2018(f),(j)	1,443	1,385
CSC Holdings LLC, Term Loan			US LIBOR + 2.50%
3.48%, 07/15/2025(f),(j)	763	762
US LIBOR + 2.25%			Landry's Inc, Term Loan
			3.97%, 09/21/2023(f),(j)	136	136
iHeartCommunications Inc, Term Loan D-			US LIBOR + 3.25%
EXT
7.98%, 01/23/2019(f),(j)	2,022	1,632	3.97%, 10/04/2023(f),(j)	90	90
US LIBOR + 6.75%			US LIBOR + 3.25%
			4.01%, 10/04/2023(f),(j)	5	5
Sinclair Television Group Inc, Term Loan B2			US LIBOR + 3.25%
3.48%, 01/03/2024(f),(j)	404	404
US LIBOR + 2.25%			PetSmart Inc, Term Loan B
			4.23%, 03/11/2022(f),(j)	224	212
Tribune Media Co, Term Loan B
4.23%, 12/27/2020(f),(j)	169	169	US LIBOR + 3.00%
US LIBOR + 3.00%					$4,546
Univision Communications Inc, Term Loan			Semiconductors - 0.02%
C5			ON Semiconductor Corp, Term Loan B
3.98%, 03/15/2024(f),(j)	2,515	2,505	3.48%, 03/31/2023(f),(j)	198	199
US LIBOR + 2.75%			US LIBOR + 2.25%
WideOpenWest Finance LLC, Term Loan B
4.46%, 08/18/2023(f),(j)	1,802	1,802
US LIBOR + 3.25%
		$7,274

See accompanying notes

Schedule of Investments High Yield Fund I July 31, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Software - 0.52%			Trucking & Leasing - 0.15%
Evergreen Skills Lux Sarl, Term Loan			Avolon TLB Borrower 1 US LLC, Term Loan
3.98%, 05/01/2021(f),(j)	$167	$167	B2
US LIBOR + 4.75%			3.98%, 01/20/2022(f),(j)		$1,750	$1,749
3.98%, 05/01/2021(f),(j)	59	59	US LIBOR + 2.75%
US LIBOR + 4.75%
4.30%, 04/08/2021(f),(j)	185	186	TOTAL SENIOR FLOATING RATE INTERESTS			$61,377
US LIBOR + 4.75%			Total Investments			$1,132,801
First Data Corp, Term Loan			Other Assets and Liabilities - 0.19%			$2,161
3.48%, 07/08/2022(f),(j)	3,384	3,393	TOTAL NET ASSETS - 100.00%			$1,134,962
US LIBOR + 2.25%
3.48%, 07/08/2022(f),(j)	526	527
US LIBOR + 2.25%			(a) Non-Income Producing Security
Genesys Telecommunications Laboratories			(b)	Fair value of these investments is determined in good faith by the Manager
Inc, Term Loan B			under procedures established and periodically reviewed by the Board of
5.01%, 12/01/2023(f),(j)	57	58	Directors. Certain inputs used in the valuation may be unobservable;
US LIBOR + 3.75%			however, each security is evaluated individually for purposes of ASC 820
5.01%, 12/01/2023(f),(j)	134	135	which results in not all securities being identified as Level 3 of the fair
US LIBOR + 3.75%			value hierarchy. At the end of the period, the fair value of these securities
Quest Software US Holdings Inc, Term Loan			totaled $321 or 0.03% of net assets.
7.26%, 09/27/2022(f),(j)	105	106	(c)	The value of these investments was determined using significant
US LIBOR + 6.00%			unobservable inputs.
7.26%, 10/31/2022(f),(j)	12	12	(d)	Restricted Security. Please see Restricted Security Sub-Schedule for more
US LIBOR + 6.00%			information.
7.26%, 10/31/2022(f),(j)	48	48	(e)	Perpetual security. Perpetual securities pay an indefinite stream of
US LIBOR + 6.00%			interest, but they may be called by the issuer at an earlier date.
7.26%, 10/31/2022(f),(j)	85	86	(f)	Variable Rate. Rate shown is in effect at July 31, 2017.
US LIBOR + 6.00%			(g)	Security exempt from registration under Rule 144A of the Securities Act of
7.26%, 10/31/2022(f),(j)	29	30	1933. These securities may be resold in transactions exempt from
US LIBOR + 6.00%			registration, normally to qualified institutional buyers. At the end of the
Rackspace Hosting Inc, Term Loan B			period, the value of these securities totaled $448,199 or 39.49% of net
4.19%, 11/03/2023(f),(j)	1,136	1,143	assets.
US LIBOR + 3.00%			(h)	Security purchased on a when-issued basis.
		$5,950	(i)	Payment in kind; the issuer has the option of paying additional securities
Telecommunications - 0.34%			in lieu of cash.
Avaya Inc, DIP Term Loan			(j)	Rate information disclosed is based on an average weighted rate as of
8.72%, 01/24/2018(f),(j)	30	31	07/31/2017 .
US LIBOR + 7.50%			(k)	This Senior Floating Rate Note will settle after July 31, 2017, at which
8.73%, 01/23/2018(f),(j)	43	44	time the interest rate will be determined.
US LIBOR + 7.50%
Avaya Inc, Term Loan B3
5.67%, 10/26/2017(f),(j)	250	203
US LIBOR + 4.50%				Portfolio Summary (unaudited)
Avaya Inc, Term Loan B6			Sector			Percent
6.67%, 03/31/2018(f),(j)	320	260	Communications			22.20%
US LIBOR + 5.50%			Consumer, Non-cyclical			17.05%
CenturyLink Inc, Term Loan B			Energy			13.02%
2.75%, 01/15/2025(f),(j)	1,395	1,375	Consumer, Cyclical			11.14%
US LIBOR + 2.75%			Financial			9.47%
Cincinnati Bell Inc, Term Loan B			Technology			6.79%
4.23%, 08/20/2020(f),(j)	144	145	Industrial			6.65%
US LIBOR + 3.00%			Basic Materials			5.90%
Consolidated Communications Inc, Term Loan			Utilities			3.82%
B			Investment Companies			3.77%
4.24%, 10/05/2023(f),(j)	309	309	Other Assets and Liabilities			0.19%
US LIBOR + 3.00%			TOTAL NET ASSETS			100.00%
Level 3 Financing Inc, Term Loan B
3.43%, 02/17/2024(f),(j)	775	778
US LIBOR + 2.25%
Securus Technologies Holdings Inc, Term
Loan
0.00%, 06/20/2024(f),(j),(k)	599	605
0.00%, 06/20/2025(f),(j),(k)	111	112
		$3,862

Restricted Securities

Security Name	Trade Date		Cost	Value	Percent of Net Assets
Goodman Networks Inc	06/01/2017		$—	$22		0.00%
Goodman Networks Inc	06/01/2017		—	—		0.00%

Total				$22		0.00%
Amounts in thousands

See accompanying notes

Schedule of Investments
Income Fund
July 31, 2017 (unaudited)

COMMON STOCKS - 1.03%	Shares Held	Value (000's)		Principal
Diversified Financial Services - 0.00%			BONDS (continued)	Amount (000's) Value (000's)
Adelphia Recovery Trust (a),(b),(c)	658,740	$2	Banks (continued)
			Citigroup Inc
Oil & Gas - 0.44%			3.88%, 03/26/2025	$20,000	$20,249
Linn Energy Inc (a)	283,010	9,948	4.45%, 09/29/2027	8,000	8,419
W&T Offshore Inc (a)	2,148,775	4,211	4.50%, 01/14/2022	4,000	4,309
		$14,159	Cullen/Frost Bankers Inc
Transportation - 0.59%			4.50%, 03/17/2027	7,000	7,219
Trailer Bridge Inc (a),(b),(c),(d)	152,807	19,040	Goldman Sachs Group Inc/The
			3.50%, 11/16/2026	9,000	8,979
TOTAL COMMON STOCKS		$33,201	3.63%, 01/22/2023	4,000	4,145
INVESTMENT COMPANIES - 1.90%	Shares Held	Value (000's)	5.25%, 07/27/2021	13,000	14,321
Money Market Funds - 1.90%			JPMorgan Chase & Co
Goldman Sachs Financial Square Funds -	61,162,411	61,162	3.25%, 09/23/2022	5,000	5,163
Government Fund			3.63%, 05/13/2024	15,000	15,572
			3.90%, 07/15/2025	5,000	5,251
			7.90%, 04/29/2049(e),(g)	7,000	7,262
TOTAL INVESTMENT COMPANIES		$61,162	3 Month LIBOR + 3.47%
	Principal
BONDS - 64.34%	Amount (000's)	Value (000's)	Morgan Stanley
Airlines - 0.28%			2.65%, 01/27/2020	5,000	5,066
United Airlines 2013-1 Class A Pass Through			3.95%, 04/23/2027	10,000	10,182
Trust			4.00%, 07/23/2025	5,000	5,246
4.30%, 02/15/2027	$8,448	$8,955	4.88%, 11/01/2022	2,000	2,177
			5.50%, 07/28/2021	5,000	5,565
Apparel - 0.41%			PNC Bank NA
Under Armour Inc			2.95%, 01/30/2023	5,000	5,071
3.25%, 06/15/2026	14,250	13,273	2.95%, 02/23/2025	10,000	10,018
			PNC Financial Services Group Inc/The
			6.75%, 07/29/2049(e),(g)	18,000	20,250
Automobile Floor Plan Asset Backed Securities - 2.29%			3 Month LIBOR + 3.68%
Ally Master Owner Trust
1.66%, 06/15/2022(e)	15,000	15,017	SunTrust Bank/Atlanta GA
1 Month LIBOR + 0.43%			2.75%, 05/01/2023	15,000	15,013
BMW Floorplan Master Owner Trust			3.30%, 05/15/2026	5,000	4,942
1.73%, 07/15/2020(e),(f)	13,500	13,542	SunTrust Banks Inc
1 Month LIBOR + 0.50%			2.70%, 01/27/2022	9,000	9,064
Ford Credit Floorplan Master Owner Trust A			US Bancorp
2.13%, 02/15/2021(e)	15,000	15,139	2.95%, 07/15/2022	5,000	5,113
1 Month LIBOR + 0.90%			3.00%, 03/15/2022	2,000	2,061
Mercedes-Benz Master Owner Trust			3.60%, 09/11/2024	9,500	9,897
1.61%, 04/15/2020(e),(f)	15,000	15,024	4.13%, 05/24/2021	3,000	3,211
1 Month LIBOR + 0.38%			US Bank NA/Cincinnati OH
Nissan Master Owner Trust Receivables			2.80%, 01/27/2025	5,000	4,972
1.63%, 01/15/2020(e)	15,000	15,017	Wells Fargo & Co
1 Month LIBOR + 0.40%			3.07%, 01/24/2023	16,000	16,288
			7.98%, 12/31/2049(e),(g)	15,000	15,544
		$73,739	3 Month LIBOR + 3.77%
Automobile Manufacturers - 1.81%					$322,296
American Honda Finance Corp
1.46%, 11/19/2018(e)	19,000	19,053	Beverages - 1.25%
3 Month LIBOR + 0.28%			Anheuser-Busch InBev Finance Inc
1.60%, 02/16/2018(f)	10,000	10,008	3.65%, 02/01/2026	7,500	7,757
2.30%, 09/09/2026	4,750	4,489	4.70%, 02/01/2036	11,500	12,714
3.80%, 09/20/2021(f)	10,000	10,588	Anheuser-Busch InBev Worldwide Inc
Ford Motor Credit Co LLC			2.50%, 07/15/2022	9,000	9,042
4.39%, 01/08/2026	9,500	9,848	7.75%, 01/15/2019	10,000	10,862
General Motors Co					$40,375
4.88%, 10/02/2023	4,000	4,323	Biotechnology - 1.62%
		$58,309	Amgen Inc
Banks - 10.02%			3.63%, 05/15/2022	4,500	4,731
Bank of America Corp			3.88%, 11/15/2021	13,000	13,818
2.88%, 04/24/2023(e)	15,000	15,079	Gilead Sciences Inc
3 Month LIBOR + 1.02%			3.50%, 02/01/2025	4,750	4,918
3.88%, 08/01/2025	7,000	7,295	3.65%, 03/01/2026	18,000	18,767
6.50%, 07/15/2018	2,000	2,088	4.40%, 12/01/2021	9,000	9,762
6.75%, 06/01/2028	2,000	2,491			$51,996
8.00%, 12/31/2049(e),(g)	4,000	4,110	Chemicals - 1.60%
3 Month LIBOR + 3.63%			Airgas Inc
8.13%, 12/29/2049(e),(g)	10,000	10,447	1.65%, 02/15/2018	13,500	13,512
3 Month LIBOR + 3.64%			2.38%, 02/15/2020	7,000	7,062
Bank of New York Mellon Corp/The			3.65%, 07/15/2024	6,750	7,062
2.20%, 08/16/2023	9,500	9,286	Westlake Chemical Corp
2.60%, 08/17/2020	9,500	9,668	3.60%, 08/15/2026	11,500	11,557
2.80%, 05/04/2026	4,500	4,431	4.63%, 02/15/2021	9,250	9,573
3.00%, 10/30/2028	7,000	6,832	4.88%, 05/15/2023	2,500	2,600
					$51,366

See accompanying notes

Schedule of Investments Income Fund July 31, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Commercial Services - 0.67%			Electric (continued)
ERAC USA Finance LLC			Tucson Electric Power Co	(continued)
3.30%, 10/15/2022(f)	$2,000	$2,058	5.15%, 11/15/2021		$3,000	$3,260
4.50%, 08/16/2021(f)	6,000	6,442
6.38%, 10/15/2017(f)	4,000	4,037				$220,885
7.00%, 10/15/2037(f)	7,000	9,136	Electronics - 0.62%
			Corning Inc
		$21,673	2.90%, 05/15/2022		5,000	5,072
Computers - 0.72%			4.25%, 08/15/2020		10,000	10,658
Apple Inc			4.75%, 03/15/2042		4,000	4,214
2.40%, 05/03/2023	13,000	13,008				$19,944
3.25%, 02/23/2026	10,000	10,209	Environmental Control - 1.34%
		$23,217	Advanced Disposal Services Inc
Credit Card Asset Backed Securities - 0.25%			5.63%, 11/15/2024(f)		11,500	11,931
Cabela's Credit Card Master Note Trust			Republic Services Inc
1.90%, 07/17/2023(e)	8,000	8,071	3.20%, 03/15/2025		10,000	10,099
1 Month LIBOR + 0.67%			3.55%, 06/01/2022		6,000	6,276
			3.80%, 05/15/2018		2,000	2,035
Diversified Financial Services - 0.88%			5.00%, 03/01/2020		12,000	12,882
GE Capital International Funding Co						$43,223
Unlimited Co			Food - 0.63%
2.34%, 11/15/2020	1,659	1,677	Kraft Heinz Foods Co
Jefferies Finance LLC / JFIN Co-Issuer Corp			3.50%, 07/15/2022		5,000	5,190
7.38%, 04/01/2020(f)	3,750	3,853
			3.95%, 07/15/2025		14,500	14,985
Jefferies Group LLC						$20,175
4.85%, 01/15/2027	1,750	1,853	Gas - 0.07%
5.13%, 04/13/2018	5,000	5,112	NiSource Finance Corp
5.13%, 01/20/2023	1,500	1,631	3.85%, 02/15/2023		2,000	2,091
6.25%, 01/15/2036	9,000	9,856
8.50%, 07/15/2019	4,000	4,466	Healthcare - Services - 2.55%
		$28,448	HCA Inc
Electric - 6.86%			5.88%, 05/01/2023		4,500	4,922
Black Hills Corp			7.50%, 02/15/2022		3,000	3,465
3.15%, 01/15/2027	7,500	7,300	7.50%, 11/06/2033		1,700	1,936
Entergy Louisiana LLC			HealthSouth Corp
3.25%, 04/01/2028	8,000	8,093	5.75%, 11/01/2024		7,000	7,140
Entergy Texas Inc			5.75%, 09/15/2025		1,000	1,040
2.55%, 06/01/2021	14,500	14,480	Roche Holdings Inc
Exelon Generation Co LLC			1.64%, 09/30/2019(e),(f)		31,000	31,156
6.20%, 10/01/2017	14,000	14,097	3 Month LIBOR + 0.34%
GenOn Americas Generation LLC			Surgery Center Holdings Inc
0.00%, 10/01/2021(a)	12,500	11,469	6.75%, 07/01/2025(f)		3,000	3,082
GenOn Energy Inc			8.88%, 04/15/2021(f)		27,000	29,295
0.00%, 10/15/2020(a)	8,550	5,686
						$82,036
LG&E & KU Energy LLC			Housewares - 0.35%
3.75%, 11/15/2020	5,000	5,217	Newell Brands Inc
4.38%, 10/01/2021	5,000	5,318	3.85%, 04/01/2023		6,000	6,363
Louisville Gas & Electric Co			4.20%, 04/01/2026		4,500	4,814
3.30%, 10/01/2025	3,000	3,076
Metropolitan Edison Co						$11,177
3.50%, 03/15/2023(f)	9,000	9,263	Insurance - 2.42%
			Berkshire Hathaway Finance Corp
Monongahela Power Co			1.60%, 01/12/2018(e)		14,500	14,522
3.55%, 05/15/2027(f)	5,000	5,060	3 Month LIBOR + 0.30%
Oncor Electric Delivery Co LLC
2.95%, 04/01/2025	4,000	4,001	Berkshire Hathaway Inc
7.00%, 09/01/2022	17,000	20,548	3.00%, 02/11/2023		5,000	5,165
PacifiCorp			3.75%, 08/15/2021		5,000	5,332
5.25%, 06/15/2035	5,000	5,887	Fidelity National Financial Inc
6.25%, 10/15/2037	2,000	2,670	5.50%, 09/01/2022		5,000	5,463
Solar Star Funding LLC			First American Financial Corp
3.95%, 06/30/2035(f)	6,754	6,517	4.30%, 02/01/2023		20,000	20,661
5.38%, 06/30/2035(f)	15,116	16,405	4.60%, 11/15/2024		5,000	5,174
Southwestern Electric Power Co			Prudential Financial Inc
2.75%, 10/01/2026	10,000	9,697	4.50%, 11/16/2021		2,000	2,180
3.55%, 02/15/2022	12,000	12,384	5.38%, 06/21/2020		2,000	2,181
			7.38%, 06/15/2019		4,000	4,402
Talen Energy Supply LLC			8.88%, 06/15/2068(e)		12,000	12,678
4.60%, 12/15/2021	11,000	8,800	3 Month LIBOR + 5.00%
6.50%, 05/01/2018	3,000	3,060
TransAlta Corp						$77,758
4.50%, 11/15/2022	18,000	18,135	Iron & Steel - 1.00%
6.90%, 05/15/2018(e)	4,000	4,148	Allegheny Technologies Inc
			5.95%, 01/15/2021		17,000	17,255
Tucson Electric Power Co			7.88%, 08/15/2023(e)		14,250	14,963
3.05%, 03/15/2025	2,000	1,962
3.85%, 03/15/2023	14,000	14,352				$32,218

See accompanying notes

Schedule of Investments Income Fund July 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Leisure Products & Services - 0.16%			Oil & Gas Services (continued)
Royal Caribbean Cruises Ltd			Weatherford International Ltd
7.25%, 03/15/2018	$5,000	$5,159	4.50%, 04/15/2022	$16,500	$15,180
			5.13%, 09/15/2020	14,000	13,650
Lodging - 0.13%					$69,448
Boyd Gaming Corp			Other Asset Backed Securities - 1.92%
6.88%, 05/15/2023	4,000	4,300	Drug Royalty II LP 2
			3.48%, 07/15/2023(e),(f)	7,935	7,869
Media - 2.49%			Drug Royalty III LP 1
21st Century Fox America Inc			3.60%, 04/15/2027(f)	4,152	4,143
4.50%, 02/15/2021	5,000	5,366	3.72%, 04/15/2027(e),(f)	3,691	3,691
6.40%, 12/15/2035	8,000	10,151	3 Month LIBOR + 2.50%
Comcast Corp			3.98%, 04/15/2027(e),(f)	5,106	5,123
2.85%, 01/15/2023	10,000	10,205	PFS Financing Corp
3.13%, 07/15/2022	2,000	2,074	1.81%, 03/15/2021(e),(f)	16,000	16,010
3.30%, 02/01/2027	10,000	10,201	1 Month LIBOR + 0.58%
5.15%, 03/01/2020	2,000	2,171	1.85%, 04/15/2020(e),(f)	9,000	9,013
Historic TW Inc			1 Month LIBOR + 0.62%
9.15%, 02/01/2023	5,260	6,783	Trafigura Securitisation Finance PLC 2017-1
NBCUniversal Enterprise Inc			2.07%, 12/15/2020(b),(c),(e),(f)	16,000	16,000
1.99%, 04/15/2018(e),(f)	3,000	3,013	1 Month LIBOR + 0.85%
3 Month LIBOR + 0.69%					$61,849
Time Warner Cable LLC			Packaging & Containers - 0.28%
4.00%, 09/01/2021	2,000	2,098	Sealed Air Corp
4.13%, 02/15/2021	2,000	2,091	5.50%, 09/15/2025(f)	2,000	2,180
5.00%, 02/01/2020	2,000	2,129	6.88%, 07/15/2033(f)	6,000	6,953
6.55%, 05/01/2037	6,000	7,185			$9,133
6.75%, 06/15/2039	5,500	6,734	Pharmaceuticals - 0.44%
7.30%, 07/01/2038	7,750	9,879	AbbVie Inc
		$80,080	2.90%, 11/06/2022	13,750	14,005
Miscellaneous Manufacturers - 0.43%
General Electric Co
2.25%, 03/15/2023(e)	13,000	13,311	Pipelines - 3.25%
3 Month LIBOR + 1.00%			Buckeye Partners LP
			3.95%, 12/01/2026	10,000	9,982
5.30%, 02/11/2021	573	634	4.15%, 07/01/2023	10,000	10,408
		$13,945	4.35%, 10/15/2024	7,500	7,800
Oil & Gas - 4.53%			Columbia Pipeline Group Inc
Andeavor			4.50%, 06/01/2025	11,000	11,800
5.38%, 10/01/2022	8,750	9,045	El Paso Natural Gas Co LLC
BG Energy Capital PLC			7.50%, 11/15/2026	9,500	11,610
4.00%, 10/15/2021(f)	11,500	12,220	Express Pipeline LLC
BP Capital Markets PLC			7.39%, 12/31/2019(f)	369	376
2.50%, 11/06/2022	3,000	3,001	NGPL PipeCo LLC
3.12%, 05/04/2026	7,000	7,041	4.88%, 08/15/2027(f),(i)	500	514
3.25%, 05/06/2022	4,000	4,140	Plains All American Pipeline LP / PAA
4.75%, 03/10/2019	14,000	14,672	Finance Corp
Canadian Natural Resources Ltd			4.50%, 12/15/2026	13,000	13,310
3.80%, 04/15/2024	7,000	7,152	Southeast Supply Header LLC
Helmerich & Payne International Drilling Co			4.25%, 06/15/2024(f)	14,000	14,409
4.65%, 03/15/2025	7,000	7,434	Southern Natural Gas Co LLC
Nabors Industries Inc			8.00%, 03/01/2032	4,000	5,473
5.00%, 09/15/2020	14,000	14,000	Tennessee Gas Pipeline Co LLC
5.10%, 09/15/2023	5,000	4,775	8.38%, 06/15/2032	2,000	2,556
5.50%, 01/15/2023	9,000	8,571	TransCanada PipeLines Ltd
Petro-Canada			6.10%, 06/01/2040	5,000	6,445
9.25%, 10/15/2021	8,500	10,741	7.25%, 08/15/2038	7,000	9,752
Phillips 66					$104,435
4.30%, 04/01/2022	9,000	9,674	REITS - 7.74%
Rowan Cos Inc			Alexandria Real Estate Equities Inc
4.88%, 06/01/2022	8,000	7,580	3.90%, 06/15/2023	4,000	4,161
W&T Offshore Inc			4.30%, 01/15/2026	9,000	9,465
8.50%, PIK 10.00%, 06/15/2021(f),(h)	5,187	3,670
9.00%, PIK 10.75%, 05/15/2020(f),(h)	5,796	4,898	4.60%, 04/01/2022	20,500	21,957
			CubeSmart LP
Whiting Petroleum Corp			4.00%, 11/15/2025	5,000	5,130
5.75%, 03/15/2021	18,000	17,077	4.38%, 12/15/2023	8,000	8,501
		$145,691	4.80%, 07/15/2022	15,000	16,204
Oil & Gas Services - 2.16%			Duke Realty LP
Archrock Partners LP / Archrock Partners			3.25%, 06/30/2026	5,000	4,935
Finance Corp			3.88%, 10/15/2022	3,000	3,153
6.00%, 04/01/2021	24,000	23,760	4.38%, 06/15/2022	4,000	4,292
Schlumberger Holdings Corp			HCP Inc
3.63%, 12/21/2022(f)	6,500	6,801	2.63%, 02/01/2020	5,000	5,051
4.00%, 12/21/2025(f)	9,500	10,057	3.75%, 02/01/2019	5,000	5,108

See accompanying notes

Schedule of Investments
Income Fund
July 31, 2017 (unaudited)

	Principal		SENIOR FLOATING RATE INTERESTS -	Principal
BONDS (continued)	Amount (000's) Value (000's)		0.42%	Amount (000's)	Value(000	's)
REITS (continued)			Software - 0.35%
HCP Inc (continued)			Ivanti Software Inc, Term Loan
5.38%, 02/01/2021	$468	$512	10.24%, 01/19/2025(e),(j)	$11,500	$11,443
Healthcare Realty Trust Inc			US LIBOR + 9.00%
3.88%, 05/01/2025	5,000	5,061
5.75%, 01/15/2021	4,000	4,401	Transportation - 0.07%
Hospitality Properties Trust			Trailer Bridge Inc, Term Loan
4.50%, 06/15/2023	5,000	5,287	12.00%, PIK 2.00%,	2,178	2,147
4.65%, 03/15/2024	5,000	5,239	11/25/2020(b),(c),(d),(e),(h),(j)
4.95%, 02/15/2027	5,000	5,239
5.00%, 08/15/2022	14,000	15,062	TOTAL SENIOR FLOATING RATE INTERESTS		$13,590
Kimco Realty Corp			U.S. GOVERNMENT & GOVERNMENT	Principal
6.88%, 10/01/2019	12,000	13,172	AGENCY OBLIGATIONS - 31.96%	Amount (000's)	Value(000	's)
Omega Healthcare Investors Inc			Federal Home Loan Mortgage Corporation (FHLMC) - 4.83%
4.75%, 01/15/2028	7,000	7,037	3.00%, 10/01/2042	$11,409	$11,491
5.25%, 01/15/2026	7,500	7,991	3.00%, 10/01/2042	10,948	11,028
Physicians Realty LP			3.00%, 11/01/2042	11,269	11,353
4.30%, 03/15/2027	17,000	17,337	3.00%, 06/01/2043	13,860	13,955
Simon Property Group LP			3.50%, 10/01/2041	5,379	5,569
2.75%, 02/01/2023	7,000	7,024	3.50%, 04/01/2042	8,124	8,411
4.38%, 03/01/2021	3,000	3,205	3.50%, 04/01/2042	6,335	6,559
Ventas Realty LP			3.50%, 04/01/2045	13,002	13,449
3.85%, 04/01/2027	21,000	21,332	4.00%, 04/01/2039	4,715	5,030
Ventas Realty LP / Ventas Capital Corp			4.00%, 02/01/2045	8,896	9,375
3.25%, 08/15/2022	8,000	8,156	4.00%, 02/01/2046	13,884	14,631
4.00%, 04/30/2019	3,000	3,083	4.00%, 06/01/2046	14,052	14,841
Welltower Inc			4.50%, 06/01/2039	2,191	2,378
3.75%, 03/15/2023	3,000	3,142	4.50%, 07/01/2039	6,067	6,578
4.50%, 01/15/2024	5,000	5,393	4.50%, 12/01/2040	6,447	6,940
4.95%, 01/15/2021	3,000	3,239	4.50%, 10/01/2041	7,803	8,399
6.13%, 04/15/2020	2,000	2,206	5.00%, 10/01/2038	1,205	1,294
Weyerhaeuser Co			5.00%, 08/01/2039	3,682	4,049
3.25%, 03/15/2023	5,000	5,091	5.50%, 11/01/2017	30	30
4.70%, 03/15/2021	12,000	12,839	5.50%, 01/01/2018	11	12
		$249,005	6.00%, 03/01/2031	26	29
Savings & Loans - 0.22%			6.00%, 05/01/2032	132	148
First Niagara Financial Group Inc					$155,549
7.25%, 12/15/2021	6,000	7,109	Federal National Mortgage Association (FNMA) - 14.25%
			3.00%, 03/01/2042	8,893	8,956
Software - 1.35%			3.00%, 03/01/2042	8,106	8,163
Oracle Corp			3.00%, 05/01/2042	9,724	9,792
2.50%, 05/15/2022	24,000	24,337	3.00%, 06/01/2042	8,926	8,989
2.95%, 05/15/2025	19,000	19,206	3.00%, 06/01/2042	9,003	9,067
		$43,543	3.50%, 12/01/2040	6,204	6,422
Telecommunications - 1.60%			3.50%, 01/01/2041	4,794	4,963
Qwest Corp			3.50%, 01/01/2041	5,106	5,283
6.75%, 12/01/2021	19,000	20,986	3.50%, 12/01/2041	4,275	4,421
Sprint Corp			3.50%, 01/01/2042	6,874	7,115
7.88%, 09/15/2023	7,500	8,513	3.50%, 03/01/2042	7,237	7,484
Sprint Spectrum Co LLC / Sprint Spectrum Co			3.50%, 04/01/2042	9,460	9,781
II LLC / Sprint Spectrum Co III LLC			3.50%, 02/01/2043	11,726	12,138
3.36%, 03/20/2023(f)	7,250	7,349	3.50%, 06/01/2043	11,759	12,172
T-Mobile USA Inc			3.50%, 03/01/2045	12,662	13,104
6.38%, 03/01/2025	13,500	14,580	3.50%, 06/01/2045	17,949	18,554
		$51,428	3.50%, 07/01/2045	14,807	15,306
Transportation - 0.00%			3.50%, 05/01/2046	15,333	15,797
Trailer Bridge Inc			3.50%, 06/01/2046	13,914	14,335
0.00%, 11/15/2017(a),(b),(c)	12,000	—	4.00%, 03/01/2039	3,226	3,415
			4.00%, 08/01/2040	3,011	3,183
TOTAL BONDS		$2,070,355	4.00%, 09/01/2040	6,212	6,612
	Principal		4.00%, 11/01/2040	3,781	3,994
CONVERTIBLE BONDS - 0.14%	Amount (000's) Value (000's)		4.00%, 10/01/2041	4,939	5,218
Insurance - 0.14%			4.00%, 10/01/2041	3,524	3,723
AmTrust Financial Services Inc			4.00%, 11/01/2041	10,274	10,856
2.75%, 12/15/2044	5,600	4,375	4.00%, 04/01/2042	6,990	7,384
			4.00%, 08/01/2043	10,186	10,788
			4.00%, 08/01/2043	12,369	13,144
TOTAL CONVERTIBLE BONDS		$4,375	4.00%, 11/01/2043	12,287	13,062
			4.00%, 11/01/2043	10,125	10,721
			4.00%, 01/01/2044	10,585	11,207
			4.00%, 02/01/2044	11,722	12,462
			4.00%, 07/01/2044	9,722	10,244
			4.00%, 09/01/2044	9,341	9,843
			4.00%, 11/01/2044	11,944	12,628

See accompanying notes

Schedule of Investments
Income Fund
July 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		(f)	Security exempt from registration under Rule 144A of the Securities Act of
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	1933. These securities may be resold in transactions exempt from
Federal National Mortgage Association (FNMA) (continued)			registration, normally to qualified institutional buyers. At the end of the
4.00%, 08/01/2046	$17,000	$17,976	period, the value of these securities totaled $321,686 or 10.00% of net
4.00%, 01/01/2047	15,699	16,542	assets.
4.50%, 08/01/2039	2,266	2,463	(g)	Perpetual security. Perpetual securities pay an indefinite stream of
4.50%, 05/01/2040	3,017	3,267	interest, but they may be called by the issuer at an earlier date.
4.50%, 08/01/2040	9,513	10,296	(h)	Payment in kind; the issuer has the option of paying additional securities
4.50%, 10/01/2040	6,456	6,988	in lieu of cash.
4.50%, 12/01/2040	7,451	8,070	(i) Security purchased on a when-issued basis.
4.50%, 08/01/2041	8,421	9,116	(j)	Rate information disclosed is based on an average weighted rate as of
4.50%, 10/01/2043	6,283	6,748	07/31/2017	.
4.50%, 05/01/2044	11,433	12,282
4.50%, 06/01/2046	12,847	13,798
5.00%, 01/01/2018	21	22	Portfolio Summary (unaudited)
5.00%, 08/01/2035	1,776	1,951	Sector		Percent
5.00%, 04/01/2040	3,057	3,380
5.00%, 06/01/2040	2,737	3,026	Financial		21.42%
5.50%, 02/01/2035	1,979	2,213	Mortgage Securities		19.08%
6.00%, 04/01/2032	54	61	Government		12.88%
			Energy		10.38%
		$458,525	Consumer, Non-cyclical		7.16%
U.S. Treasury - 12.88%			Utilities		6.93%
0.75%, 10/31/2017	10,000	9,991	Asset Backed Securities		4.46%
1.25%, 10/31/2019	15,000	14,958	Communications		4.09%
1.38%, 11/30/2018	15,000	15,016	Industrial		3.33%
1.50%, 08/15/2026	15,000	14,065	Consumer, Cyclical		3.14%
1.63%, 04/30/2019	15,000	15,073	Basic Materials		2.60%
1.63%, 07/31/2019	15,000	15,077	Technology		2.42%
1.63%, 06/30/2020	15,000	15,052	Investment Companies		1.90%
1.63%, 11/15/2022	15,000	14,798	Other Assets and Liabilities		0.21%
1.75%, 05/15/2022	15,000	14,956	TOTAL NET ASSETS		100.00%
1.75%, 05/15/2023	15,000	14,822
2.00%, 11/15/2021	15,000	15,162
2.25%, 11/15/2024	5,000	5,039
2.38%, 05/31/2018	15,000	15,141
2.50%, 05/15/2024	15,000	15,400
2.63%, 11/15/2020	15,000	15,501
2.75%, 11/15/2023	15,000	15,650
2.88%, 05/15/2043	15,000	14,995
2.88%, 08/15/2045	15,000	14,930
3.00%, 11/15/2044	15,000	15,321
3.00%, 11/15/2045	15,000	15,294
3.13%, 05/15/2021	15,000	15,803
3.13%, 08/15/2044	15,000	15,686
3.38%, 05/15/2044	15,000	16,405
3.50%, 02/15/2039	15,000	16,822
3.63%, 02/15/2020	15,000	15,820
3.63%, 02/15/2044	15,000	17,112
3.75%, 11/15/2043	10,000	11,640
4.38%, 02/15/2038	15,000	18,972
		$414,501
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,028,575
Total Investments		$3,211,258
Other Assets and Liabilities - 0.21%		$6,619
TOTAL NET ASSETS - 100.00%		$3,217,877

(a)	Non-Income Producing Security
(b)	The value of these investments was determined using significant unobservable inputs.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $37,189 or 1.16% of net assets.
(d)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(e)	Variable Rate. Rate shown is in effect at July 31, 2017.

See accompanying notes

Schedule of Investments
Income Fund
July 31, 2017 (unaudited)

Restricted Securities

Security Name	Trade Date	Cost	Value	Percent of Net Assets
Trailer Bridge Inc	05/07/2012 - 12/22/2016	$16,579	$19,040	0.59%
Trailer Bridge Inc, Term Loan	03/30/2012 - 01/24/2017	2,177	2,147	0.07%
Total			$21,187	0.66%
Amounts in thousands

See accompanying notes

Schedule of Investments
Inflation Protection Fund
July 31, 2017 (unaudited)

INVESTMENT COMPANIES - 0.01%	Shares Held	Value (000's)		Principal
Money Market Funds - 0.01%			BONDS (continued)	Amount (000's)		Value (000's)
BlackRock Liquidity Funds FedFund Portfolio	96,522	$97	Mortgage Backed Securities (continued)
			Merrill Lynch Alternative Note Asset Trust
TOTAL INVESTMENT COMPANIES		$97	Series 2007-A3
	Principal		1.44%, 04/25/2037(a)		$2,239	$1,213
BONDS - 4.45%	Amount (000's)	Value (000's)	1 Month LIBOR + 0.21%
Commercial Mortgage Backed Securities - 0.00%			WaMu Mortgage Pass-Through Certificates
CD 2007-CD4 Commercial Mortgage Trust			Series 2005-AR2 Trust
0.55%, 12/11/2049(a),(b),(c)	$178	$—	1.60%, 01/25/2045(a)		59	56
Commercial Mortgage Trust 2007-GG9			1 Month LIBOR + 0.37%
0.22%, 03/10/2039(a),(b),(c)	2,685	—	WaMu Mortgage Pass-Through Certificates
Ginnie Mae			Series 2006-AR9 Trust
1.13%, 03/16/2047(a),(b)	317	4	1.45%, 08/25/2046(a)		12	1
ML-CFC Commercial Mortgage Trust 2006-			1 Month LIBOR + 0.22%
3						$3,786
0.58%, 07/12/2046(a),(b),(c)	691	—	Other Asset Backed Securities - 0.01%
		$4	Argent Securities Trust 2006-W3
Home Equity Asset Backed Securities - 0.01%			1.35%, 04/25/2036(a)		29	12
New Century Home Equity Loan Trust 2005-			1 Month LIBOR + 0.12%
1			Asset-Backed Pass-Through Certificates
1.81%, 03/25/2035(a)	52	52	Series 2004-R2
1 Month LIBOR + 0.58%			1.85%, 04/25/2034(a)		87	87
Option One Mortgage Loan Trust 2005-1			1 Month LIBOR + 0.62%
2.73%, 02/25/2035(a)	23	3	Countrywide Asset-Backed Certificates
1 Month LIBOR + 1.50%			2.36%, 12/25/2032(a)		31	31
		$55	1 Month LIBOR + 1.13%
			Fannie Mae REMIC Trust 2003-W16
Mortgage Backed Securities - 0.24%			1.53%, 11/25/2033(a)		1	1
Alternative Loan Trust 2006-OA6			1 Month LIBOR + 0.30%
1.49%, 07/25/2046(a)	108	86
1 Month LIBOR + 0.26%			Long Beach Mortgage Loan Trust 2004-2
			2.03%, 06/25/2034(a)		65	63
Alternative Loan Trust 2007-OA7
1.44%, 05/25/2047(a)	1,404	640	1 Month LIBOR + 0.80%
1 Month LIBOR + 0.21%						$194
Bear Stearns ALT-A Trust 2007-2			Sovereign - 4.19%
1.40%, 04/25/2037(a)	391	343	Italy Buoni Poliennali Del Tesoro
1 Month LIBOR + 0.17%			1.25%, 10/27/2020	EUR	5,416	6,746
Chase Mortgage Finance Trust Series 2007-			1.65%, 04/23/2020		17,434	21,704
A2			2.70%, 03/01/2047(c)		4,015	4,295
3.66%, 07/25/2037(a)	64	64	Japanese Government CPI Linked Bond
Fannie Mae REMIC Trust 2004-W5			0.10%, 09/10/2024	JPY	1,571,770	14,775
1.68%, 02/25/2047(a)	28	28	New Zealand Government Bond
1 Month LIBOR + 0.45%			2.56%, 09/20/2035(a)	NZD	7,175	5,748
Fannie Mae REMIC Trust 2005-W2			3.12%, 09/20/2030(a)		9,569	8,327
1.43%, 05/25/2035(a)	15	14	Spain Government Bond
1 Month LIBOR + 0.20%			5.15%, 10/31/2044(c)	EUR	2,081	3,584
Freddie Mac REMICS						$65,179
1.63%, 09/15/2033(a)	7	7	TOTAL BONDS			$69,218
1 Month LIBOR + 0.40%			U.S. GOVERNMENT & GOVERNMENT	Principal
1.68%, 06/15/2023(a)	1	1	AGENCY OBLIGATIONS - 94.98%	Amount (000's)		Value (000's)
1 Month LIBOR + 0.45%			U.S. Treasury Inflation-Indexed Obligations - 94.98%
HomeBanc Mortgage Trust 2005-5			0.13%, 04/15/2020(d)		$81,236	$81,541
1.57%, 01/25/2036(a)	331	293	0.13%, 04/15/2021		34,830	34,889
1 Month LIBOR + 0.34%			0.13%, 01/15/2022		57,295	57,435
Impac CMB Trust Series 2004-5			0.13%, 04/15/2022		96,944	96,912
3.56%, 10/25/2034(a)	20	19	0.13%, 07/15/2022		34,764	34,934
1 Month LIBOR + 2.33%			0.13%, 01/15/2023		67,428	67,167
Impac CMB Trust Series 2004-6			0.13%, 07/15/2024		79,626	78,668
2.21%, 10/25/2034(a)	13	12	0.13%, 07/15/2026		36,712	35,612
1 Month LIBOR + 0.98%			0.25%, 01/15/2025(e)		92,894	91,780
Impac CMB Trust Series 2005-1			0.38%, 07/15/2023		17,918	18,130
1.85%, 04/25/2035(a)	105	98	0.38%, 07/15/2025		33,243	33,195
1 Month LIBOR + 0.62%			0.38%, 01/15/2027		75,302	74,311
Impac CMB Trust Series 2005-5			0.38%, 07/15/2027		19,574	19,383
2.00%, 08/25/2035(a)	21	15	0.63%, 07/15/2021		61,498	63,224
1 Month LIBOR + 0.77%			0.63%, 01/15/2024		84,692	86,374
Impac CMB Trust Series 2007-A			0.63%, 01/15/2026		55,689	56,340
1.73%, 05/25/2037(a),(c)	461	441	0.63%, 02/15/2043		29,232	26,805
1 Month LIBOR + 0.50%			0.75%, 02/15/2042		32,076	30,439
JP Morgan Alternative Loan Trust 2007-A1			0.75%, 02/15/2045		32,872	30,755
1.38%, 03/25/2037(a)	459	455	0.88%, 02/15/2047		31,388	30,362
1 Month LIBOR + 0.15%			1.00%, 02/15/2046		31,658	31,523
			1.13%, 01/15/2021		63,201	65,745
			1.25%, 07/15/2020		18,208	18,986
			1.38%, 02/15/2044		33,679	36,537

See accompanying notes

		Schedule of Investments
		Inflation Protection Fund
		July 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
U.S. Treasury Inflation-Indexed Obligations (continued)
1.75%, 01/15/2028	$28,393	$31,809
2.00%, 01/15/2026	9,969	11,221
2.13%, 02/15/2040	20,825	25,865
2.13%, 02/15/2041	22,864	28,509
2.38%, 01/15/2025	28,851	33,007
2.38%, 01/15/2027	31,814	37,233
2.50%, 01/15/2029	30,940	37,385
3.38%, 04/15/2032	828	1,142
3.63%, 04/15/2028	23,053	30,229
3.88%, 04/15/2029(d)	30,373	41,372
		$1,478,819
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,478,819
TOTAL PURCHASED OPTIONS - 0.02%		$382
TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.16%		$2,538
Total Investments		$1,551,054
Other Assets and Liabilities - 0.38%		$5,937
TOTAL NET ASSETS - 100.00%		$1,556,991

(a)	Variable Rate. Rate shown is in effect at July 31, 2017.
(b)	Security is an Interest Only Strip
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $8,320 or 0.53% of net assets.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,688 or 0.17% of net assets.
(e)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $87 or 0.01% of net assets.

Portfolio Summary (unaudited)
Sector			Percent
Government			99.17%
Mortgage Securities			0.24%
Purchased Interest Rate Swaptions			0.16%
Purchased Options			0.02%
Asset Backed Securities			0.02%
Investment Companies			0.01%
Other Assets and Liabilities			0.38%
TOTAL NET ASSETS			100.00%

Options

					Upfront Premiums		Unrealized
Purchased Options Outstanding	Exercise Price Expiration Date			Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - GBP versus USD	GBP	1.34	08/02/2017	24,025,000	$23	$—		$(23)
Call - US 10 Year Note Future; September 2017 $		126.50	08/28/2017	984	401	230		(171)
Call - USD versus MXN		$19.00	09/22/2017	30,995,000	416	98		(318)
Put - EUR versus USD	EUR	1.13	10/19/2017	27,075,000	159	54		(105)
Put - GBP versus USD	GBP	1.25	08/02/2017	24,025,000	99	—		(99)
Total					$1,098	$382		$(716)

					Upfront Premiums		Unrealized
Written Options Outstanding	Exercise Price Expiration Date			Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - EUR versus USD	EUR	1.19	10/19/2017	27,075,000	$(189)	$(437)		$(248)
Call - GBP versus USD	GBP	1.34	08/02/2017	24,025,000	(115)	—		115
Put - US 10 Year Note Future; December 2017		$124.50	09/25/2017	493	(153)	(169)		(16)
Total					$(457)	$(606)		$(149)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Inflation Protection Fund
July 31, 2017 (unaudited)

Interest Rate Swaptions

			Pay/
			Receive				Upfront
Purchased Swaptions		Floating Rate	Floating	Exercise	Expiration	Notional	Premiums		Fair		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount	Paid/(Received)		Value		Appreciation/(Depreciation)
Put - 10 Year Inerest	Barclays Bank PLC	6 Month	Receive	1.10%	06/30/2022	JPY 4,715,800		$642	$544	$	(98)
Rate Swap		LIBOR
Put - 30 Year Interest	Barclays Bank PLC	3 Month	Receive	4.00% 11/22/2017 $		6,900		313	—		(313)
Rate Swap		LIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive	3.54% 06/18/2019		10,165		194	210		16
Rate Swap		LIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive	2.68% 01/13/2021		5,150		689	550		(139)
Rate Swap		LIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive	3.04% 06/18/2019		10,225		426	461		35
Rate Swap		LIBOR
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Receive	3.25% 01/06/2022		44,800		1,085	773		(312)
Rate Swap		LIBOR
Total								$3,349	$2,538	$	(811)

Amounts in thousands

Futures Contracts

											Unrealized
Type		Long/Short		Contracts	Notional Value		Fair Value			Appreciation/(Depreciation)
Australia 10 Year Bond; September 2017			Short	31		$3,250			$3,198		$52
Euro Bund 10 Year Bund; September 2017			Short	370		70,881			70,935		(54)
Euro Buxl 30 Year Bond; September 2017			Long	180		34,712			34,545		(167)
Euro Schatz; September 2017			Long	25		3,314			3,317		3
Euro-BTP; September 2017			Short	263		35,004			35,156		(152)
Euro-BTP; September 2017			Short	51		8,298			8,225		73
Euro-Oat; September 2017			Short	5		894			881		13
Japan 10 Year Bond TSE; September 2017			Short	12		16,381			16,345		36
UK 10 Year Gilt; September 2017			Short	100		16,890			16,627		263
US 10 Year Note; September 2017			Long	197		24,797			24,800		3
US 10 Year Ultra Note; September 2017			Short	122		16,385			16,476		(91)
US 2 Year Note; September 2017			Short	559		120,750			120,936		(186)
US 5 Year Note; September 2017			Short	652		76,977			77,033		(56)
US Long Bond; September 2017			Short	177		26,938			27,075		(137)
US Ultra Bond; September 2017			Short	444		73,409			73,038		371
Total										$	(29)

Amounts in thousands except contracts

Foreign Currency Contracts

								Unrealized Appreciation/(Depreciation)
Counterparty		Delivery Date	Contracts to Accept		In Exchange For	Fair Value			Asset		Liability
Goldman Sachs & Co		08/03/2017	EUR	3,005,000		$3,463	$3,557			$94	$—
Royal Bank of Scotland PLC		08/03/2017	GBP	3,045,302		3,982	4,018			36	—
Total									$130		$—
								Unrealized Appreciation/(Depreciation)
Counterparty		Delivery Date	Contracts to Deliver		In Exchange For	Fair Value			Asset		Liability
Bank of New York Mellon		08/03/2017	GBP	270,000		$350	$356			$—	$(6)
Barclays Bank PLC		08/03/2017	JPY	1,662,623,000		14,850	15,082			—	(232)
Barclays Bank PLC		09/06/2017	JPY	1,661,783,000		15,068	15,101			—	(33)
BNP Paribas		08/03/2017	GBP	2,710,000		3,510	3,576			—	(66)
Citigroup Inc		08/03/2017	NZD	19,360,000		14,196	14,539			—	(343)
Deutsche Bank AG		08/03/2017	EUR	33,631,000		38,444	39,814			—	(1,370)
Deutsche Bank AG		09/06/2017	EUR	30,745,000		36,306	36,466			—	(160)
Goldman Sachs & Co		08/03/2017	EUR	119,000		135	141			—	(6)
Morgan Stanley & Co		08/03/2017	GBP	1,200,000		1,560	1,583			—	(23)
Royal Bank of Scotland PLC		08/03/2017	GBP	1,475,000		1,896	1,946			—	(50)
Westpac Banking Corp		09/06/2017	NZD	19,360,000		14,496	14,525			—	(29)
Total										$—	$(2,318)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Inflation Protection Fund
July 31, 2017 (unaudited)

Interest Rate Swaps

		(Pay)/
		Receive					Upfront
		Floating	Fixed	Expiration	Notional		Premiums	Unrealized	Fair Value
Counterparty (Issuer)	Floating Rate Index	Rate	Rate	Date		Amount	Paid/(Received)	Appreciation/(Depreciation)	Asset	Liability
Barclays Bank PLC	US CPI Urban	Receive	1.59%	09/13/2018		$34,806	$—	$593	$593	$—
	Consumers
	NAS(CPURNSA)
Barclays Bank PLC	US CPI Urban	Pay	1.63%	09/13/2017		34,806	—	(517)	—	(517)
	Consumers
	NAS(CPURNSA)
Barclays Bank PLC	US CPI Urban	Receive	2.07%	03/10/2018		20,405	—	787	787	—
	Consumers
	NAS(CPURNSA)
Deutsche Bank AG	Eurostat Eurozone	Pay	1.97%	03/15/2047	EUR	3,135	—	70	70	—
	HICP Ex Tobacco
	Unrevised Series
	NSA
Deutsche Bank AG	Eurostat Eurozone	Receive	1.47%	03/15/2027		3,135	—	2	2	—
	HICP Ex Tobacco
	Unrevised Series
	NSA
Deutsche Bank AG	UK RPI All Items	Receive	3.57%	03/15/2047	GBP	2,280	—	(163)	—	(163)
	NSA
Total							$—	$772	$1,452	$(680)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive					Upfront
		Floating	Fixed	Expiration	Notional		Premiums	Unrealized
	Floating Rate Index	Rate	Rate	Date	Amount		Paid/(Received)	Appreciation/(Depreciation)	Fair Value
	3 Month LIBOR	Pay	2.68%	01/07/2027		$15,620	$—	$52		$52
	3 Month LIBOR	Pay	1.73%	08/31/2046		1,855	(321)	(18)		(339)
	3 Month LIBOR	Pay	1.81%	11/30/2021		19,600	—	(46)		(46)
	3 Month LIBOR	Receive	2.19%	02/15/2027		8,390	—	51		51
	Canada Bankers	Pay	1.45%	07/05/2019	CAD	80,940	(2)	(189)		(191)
	Acceptances 3
	Month
	Canada Bankers	Pay	1.41%	06/30/2019		81,095	(3)	(223)		(226)
	Acceptances 3
	Month
	US Federal Funds	Receive	1.56%	11/30/2021		$19,980	1	39		40
	Effective Rate
	(continuous series)
	6 Month GBP	Receive	0.74%	06/15/2022	GBP	13,840	4	127		131
	LIBOR
	6 Month GBP	Receive	1.61%	02/15/2047		11,430	(41)	(37)		(78)
	LIBOR
	Eurostat Eurozone	Pay	1.83%	05/15/2047	EUR	4,240	1	(100)		(99)
	HICP Ex Tobacco
	Unrevised Series
	NSA
	Eurostat Eurozone	Pay	1.75%	06/15/2047		4,175	(7)	(233)		(240)
	HICP Ex Tobacco
	Unrevised Series
	NSA
	HICP Ex Food and	Pay	1.88%	07/15/2047		4,230	—	(61)		(61)
	Energy
	ICE LIBOR GBP 6	Pay	0.55%	06/19/2022	GBP	13,840	(385)	83		(302)
	Month
	UK RPI All Items	Pay	3.62%	02/15/2047		6,860	34	875		909
	NSA
	UK RPI All Items	Pay	3.37%	06/15/2022		21,385	—	3		3
	NSA
	UK RPI All Items	Pay	3.52%	02/15/2027		14,360	9	402		411
	NSA
	UK RPI All Items	Pay	3.34%	07/15/2027		4,825	—	(3)		(3)
	NSA
Total							$(710)	$722		$12

Amounts in thousands

See accompanying notes

     Schedule of Investments International Emerging Markets Fund July 31, 2017 (unaudited)

COMMON STOCKS - 96.61%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.40%			Electronics (continued)
Smiles SA	177,900	$3,690	Merry Electronics Co Ltd	596,000	$4,914
					$31,990
Agriculture - 0.27%			Engineering & Construction - 1.53%
Gudang Garam Tbk PT	445,700	2,546	Grupo Aeroportuario del Sureste SAB de CV	165,280	3,514
			Malaysia Airports Holdings Bhd	1,802,000	3,682
Automobile Manufacturers - 2.30%			Promotora y Operadora de Infraestructura	647,258	7,101
Guangzhou Automobile Group Co Ltd	2,962,000	6,365	SAB de CV
Maruti Suzuki India Ltd	124,625	15,053			$14,297
		$21,418	Food - 1.01%
Automobile Parts & Equipment - 2.99%			Charoen Pokphand Foods PCL - Rights (a),(b)	842,300	—
Hankook Tire Co Ltd	152,783	8,538	X5 Retail Group NV (a)	244,299	9,451
Nexteer Automotive Group Ltd (a)	2,715,000	4,678			$9,451
Tong Yang Industry Co Ltd	2,413,000	4,479	Gas - 0.51%
Weichai Power Co Ltd	4,086,000	3,933	Indraprastha Gas Ltd	258,339	4,746
Xinyi Glass Holdings Ltd	6,074,000	6,276
		$27,904	Holding Companies - Diversified - 0.69%
Banks - 13.55%			Siam Cement PCL/The	425,300	6,465
Akbank TAS	2,208,449	6,570
Banco do Brasil SA	952,300	8,768	Home Builders - 0.42%
Banco Santander Chile	96,241,532	6,824	MRV Engenharia e Participacoes SA	841,200	3,882
Bank Negara Indonesia Persero Tbk PT	9,794,600	5,472
China Construction Bank Corp	25,280,722	20,991	Insurance - 3.05%
CIMB Group Holdings Bhd	5,254,900	8,038	Ping An Insurance Group Co of China Ltd	2,520,000	18,653
Grupo Financiero Banorte SAB de CV	2,178,400	14,438	Powszechny Zaklad Ubezpieczen SA	793,638	9,776
HDFC Bank Ltd (b)	426,413	12,215			$28,429
Nedbank Group Ltd	400,928	6,668	Internet - 11.36%
Sberbank of Russia PJSC ADR	1,042,141	12,133	Alibaba Group Holding Ltd ADR(a)	296,595	45,957
Woori Bank	597,340	10,202	Tencent Holdings Ltd	1,338,000	53,405
Yes Bank Ltd	497,954	14,044	Weibo Corp ADR(a)	85,198	6,556
		$126,363			$105,918
Beverages - 0.69%			Iron & Steel - 1.46%
Coca-Cola Femsa SAB de CV ADR	75,968	6,456	POSCO	45,456	13,583

Building Materials - 0.54%			Lodging - 0.94%
Cemex SAB de CV ADR(a)	514,915	5,000	China Lodging Group Ltd ADR(a)	43,412	4,416
			Galaxy Entertainment Group Ltd	705,000	4,353
Chemicals - 2.83%					$8,769
Hanwha Chemical Corp	263,288	7,936	Machinery - Construction & Mining - 0.43%
Kingboard Chemical Holdings Ltd	1,483,500	6,679	United Tractors Tbk PT	1,795,000	4,053
LG Chem Ltd	40,293	11,813
		$26,428	Media - 2.98%
Coal - 2.08%			Naspers Ltd	125,540	27,751
Adaro Energy Tbk PT	25,450,700	3,409
China Shenhua Energy Co Ltd	3,063,000	7,619	Mining - 0.63%
Yanzhou Coal Mining Co Ltd	8,488,000	8,349	Hindalco Industries Ltd	1,718,880	5,884
		$19,377
Commercial Services - 3.62%			Miscellaneous Manufacturers - 0.79%
Adani Ports & Special Economic Zone Ltd	1,166,876	7,198	Sunny Optical Technology Group Co Ltd	620,000	7,368
CCR SA	988,551	5,415
New Oriental Education & Technology Group	88,720	7,067	Oil & Gas - 4.72%
Inc ADR(a)			China Petroleum & Chemical Corp	16,419,978	12,447
Qualicorp SA	654,200	6,875	Hindustan Petroleum Corp Ltd	449,840	2,686
TAL Education Group ADR	45,783	7,177	Indian Oil Corp Ltd	497,686	2,852
		$33,732	LUKOIL PJSC ADR	164,585	7,669
Diversified Financial Services - 7.36%			MOL Hungarian Oil & Gas PLC	35,199	3,051
Hana Financial Group Inc	313,632	14,310	PTT PCL (b)	561,200	6,545
Housing Development Finance Corp Ltd	509,768	14,219	SK Innovation Co Ltd	55,269	8,723
Indiabulls Housing Finance Ltd	548,128	10,031			$43,973
KB Financial Group Inc	258,664	13,753	Pharmaceuticals - 0.86%
Manappuram Finance Ltd	3,383,982	5,630	Hypermarcas SA	897,800	8,033
Mega Financial Holding Co Ltd	8,598,184	7,277
Tisco Financial Group PCL (b)	1,515,700	3,359	Pipelines - 0.57%
		$68,579	Petronet LNG Ltd	1,672,310	5,317
Electric - 2.48%
Enel Americas SA	22,111,851	4,465	Retail - 2.28%
Korea Electric Power Corp	103,763	4,137	Foschini Group Ltd/The	548,987	6,320
Power Grid Corp of India Ltd	3,022,067	10,516	Lojas Renner SA	605,900	5,703
Tenaga Nasional BHD	1,201,000	3,960	Magazine Luiza SA	53,000	6,255
		$23,078	Rajesh Exports Ltd	266,826	2,957
Electronics - 3.43%					$21,235
Elite Material Co Ltd	659,000	3,259	Semiconductors - 13.09%
Hon Hai Precision Industry Co Ltd	6,124,000	23,817	Powertech Technology Inc	2,231,000	7,229
			Samsung Electronics Co Ltd	26,984	58,029

See accompanying notes

		Schedule of Investments
		International Emerging Markets Fund
		July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Semiconductors (continued)
SK Hynix Inc	204,726	$12,036
Taiwan Semiconductor Manufacturing Co Ltd	6,325,685	44,716
		$122,010
Software - 1.33%
NetEase Inc ADR	39,915	12,425

Telecommunications - 4.72%
Accton Technology Corp	2,133,000	5,682
China Mobile Ltd	755,593	8,077
China Telecom Corp Ltd	9,460,000	4,497
LG Uplus Corp	328,016	4,876
SK Telecom Co Ltd	22,010	5,442
Telekomunikasi Indonesia Persero Tbk PT	43,989,000	15,461
		$44,035
Water - 0.70%
Cia de Saneamento Basico do Estado de Sao	602,600	6,487
Paulo

TOTAL COMMON STOCKS		$900,672
INVESTMENT COMPANIES - 1.75%	Shares Held	Value (000's)
Money Market Funds - 1.75%
Goldman Sachs Financial Square Funds -	16,309,497	16,309
Government Fund

TOTAL INVESTMENT COMPANIES		$16,309
PREFERRED STOCKS - 2.09%	Shares Held	Value (000's)
Holding Companies - Diversified - 1.22%
Itausa - Investimentos Itau SA 0.06%	3,814,577	$11,340

Iron & Steel - 0.87%
Vale SA 0.91%	863,379	8,118

TOTAL PREFERRED STOCKS		$19,458
Total Investments		$936,439
Other Assets and Liabilities - (0.45)%		$(4,229)
TOTAL NET ASSETS - 100.00%		$932,210

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $22,119 or 2.37% of net assets.

Portfolio Summary (unaudited)

Country	Percent
China	24.36%
Korea, Republic Of	18.59%
India	12.18%
Taiwan, Province Of China	10.88%
Brazil	8.01%
South Africa	4.38%
Mexico	3.92%
Indonesia	3.31%
Russian Federation	3.13%
Hong Kong	2.72%
United States	2.25%
Thailand	1.75%
Malaysia	1.68%
Chile	1.21%
Poland	1.05%
Turkey	0.70%
Hungary	0.33%
Other Assets and Liabilities	(0.45)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments International Fund I July 31, 2017 (unaudited)

COMMON STOCKS - 95.64%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 1.76%			Consumer Products - 0.47%
MTU Aero Engines AG	15,257	$2,236	Reckitt Benckiser Group PLC	20,700	$2,013
Thales SA	48,430	5,361
		$7,597	Distribution & Wholesale - 0.90%
Agriculture - 0.44%			Bunzl PLC	62,000	1,872
KT&G Corp	18,863	1,921	Toyota Tsusho Corp	62,000	1,993
					$3,865
Apparel - 0.54%			Diversified Financial Services - 1.26%
Moncler SpA	87,000	2,336	Partners Group Holding AG	8,368	5,432

Automobile Manufacturers - 2.82%			Electrical Components & Equipment - 1.08%
Daimler AG	28,055	1,965	Brother Industries Ltd	182,000	4,644
Geely Automobile Holdings Ltd	1,911,000	4,413
Great Wall Motor Co Ltd	2,984,000	3,822	Electronics - 3.83%
Suzuki Motor Corp	42,000	1,991	AAC Technologies Holdings Inc	435,007	5,844
		$12,191	Hon Hai Precision Industry Co Ltd	692,000	2,691
Automobile Parts & Equipment - 6.34%			Horiba Ltd	50,000	3,063
Brembo SpA	354,260	5,448	Pegatron Corp	720,000	2,348
Cie Generale des Etablissements Michelin	21,000	2,844	Yaskawa Electric Corp	96,000	2,574
Faurecia	39,000	2,166			$16,520
GKN PLC	414,000	1,756	Engineering & Construction - 0.44%
Koito Manufacturing Co Ltd	80,800	4,720	JM AB	54,500	1,913
Minth Group Ltd	477,000	2,196
Valeo SA	84,550	5,854	Entertainment - 1.48%
Xinyi Glass Holdings Ltd	2,304,000	2,381	Aristocrat Leisure Ltd	393,041	6,374
		$27,365
Banks - 8.01%			Food - 0.82%
Agricultural Bank of China Ltd	3,966,000	1,850	X5 Retail Group NV (a)	91,000	3,520
Bank of China Ltd	3,600,000	1,771
Bank of Nova Scotia/The	33,000	2,056	Forest Products & Paper - 1.45%
China Construction Bank Corp	3,154,000	2,619	Mondi PLC	74,000	1,949
China Merchants Bank Co Ltd	780,000	2,561	UPM-Kymmene OYJ	74,000	2,015
DBS Group Holdings Ltd	189,000	3,015	West Fraser Timber Co Ltd	43,000	2,285
Fukuoka Financial Group Inc	453,000	2,088			$6,249
ING Groep NV	238,000	4,447	Holding Companies - Diversified - 0.87%
KBC Group NV	54,000	4,464	KOC Holding AS	383,000	1,784
Macquarie Group Ltd	55,946	3,841	Siam Cement PCL/The	130,000	1,976
Sberbank of Russia PJSC ADR	233,000	2,713			$3,760
United Overseas Bank Ltd	178,000	3,150	Home Builders - 5.09%
		$34,575	Barratt Developments PLC	257,000	2,087
Building Materials - 2.50%			Bellway PLC	80,421	3,386
Anhui Conch Cement Co Ltd	1,058,000	3,909	Berkeley Group Holdings PLC	46,000	2,122
CSR Ltd	980,000	3,075	Daiwa House Industry Co Ltd	58,000	2,023
Sika AG	550	3,790	Haseko Corp	357,000	4,470
		$10,774	Iida Group Holdings Co Ltd	91,000	1,555
Chemicals - 3.69%			Persimmon PLC	72,000	2,379
BASF SE	29,500	2,809	Taylor Wimpey PLC	1,575,052	3,956
Johnson Matthey PLC	46,000	1,705			$21,978
Korea Petrochemical Ind Co Ltd	7,700	1,776	Insurance - 6.49%
Lotte Chemical Corp	11,400	3,753	Allianz SE	10,118	2,157
Nissan Chemical Industries Ltd	62,900	2,088	CNP Assurances	93,000	2,245
Nitto Denko Corp	21,500	1,917	Legal & General Group PLC	1,140,000	4,036
PTT Global Chemical PCL	872,000	1,889	Mapfre SA	1,206,000	4,492
		$15,937	MS&AD Insurance Group Holdings Inc	55,000	1,929
Coal - 0.48%			Ping An Insurance Group Co of China Ltd	623,000	4,612
China Shenhua Energy Co Ltd	830,000	2,065	Prudential PLC	148,238	3,617
			Sompo Holdings Inc	51,000	2,000
Commercial Services - 3.97%			Swiss Life Holding AG (a)	7,997	2,919
Ashtead Group PLC	200,000	4,297			$28,007
Hays PLC	867,000	1,907	Internet - 6.85%
Intertek Group PLC	42,000	2,382	Alibaba Group Holding Ltd ADR(a)	37,000	5,733
Kroton Educacional SA	408,000	1,978	Autohome Inc ADR(a)	55,000	2,678
New Oriental Education & Technology Group	30,000	2,390	Criteo SA ADR(a)	77,000	3,896
Inc ADR(a)			NCSoft Corp	6,800	2,193
Qualicorp SA	228,000	2,396	Start Today Co Ltd	190,000	5,361
Zhejiang Expressway Co Ltd	1,430,000	1,784	Tencent Holdings Ltd	184,200	7,352
		$17,134	YY Inc ADR(a)	33,000	2,360
Computers - 4.25%					$29,573
Atos SE	53,082	8,070	Iron & Steel - 0.86%
Capgemini SE	21,400	2,330	Kumba Iron Ore Ltd (a)	137,000	2,045
Nomura Research Institute Ltd	81,200	3,039	Severstal PJSC	123,000	1,690
Teleperformance	35,374	4,929			$3,735
		$18,368

See accompanying notes

Schedule of Investments International Fund I July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	INVESTMENT COMPANIES - 3.68%	Shares Held	Value (000's)
Machinery - Construction & Mining - 0.90%			Money Market Funds - 3.68%
Atlas Copco AB - A Shares	108,000	$3,906	First American Government Obligations Fund	15,884,426	$15,884

Media - 0.91%			TOTAL INVESTMENT COMPANIES		$15,884
Altice NV - A Shares (a)	159,000	3,917	Total Investments		$428,796
			Other Assets and Liabilities - 0.68%		$2,934
Metal Fabrication & Hardware - 1.28%			TOTAL NET ASSETS - 100.00%		$431,730
Catcher Technology Co Ltd	297,000	3,413
MISUMI Group Inc	86,000	2,133
		$5,546	(a) Non-Income Producing Security
Mining - 0.82%			(b)		Fair value of these investments is determined in good faith by the Manager
Centamin PLC	1,616,000	3,544	under procedures established and periodically reviewed by the Board of
			Directors. Certain inputs used in the valuation may be unobservable;
Miscellaneous Manufacturers - 4.94%			however, each security is evaluated individually for purposes of ASC 820
Largan Precision Co Ltd	31,300	5,711	which results in not all securities being identified as Level 3 of the fair
Siemens AG	51,000	6,921	value hierarchy. At the end of the period, the fair value of these securities
Sunny Optical Technology Group Co Ltd	732,700	8,707	totaled $2,158 or 0.50% of net assets.
		$21,339
Oil & Gas - 3.00%
DCC PLC	21,000	1,846
Novatek PJSC	20,000	2,095	Portfolio Summary (unaudited)
PTT PCL (b)	185,000	2,158	Country		Percent
SK Innovation Co Ltd	17,000	2,683	China		17.78%
Tatneft PJSC ADR	46,000	1,774	Japan		15.80%
Tupras Turkiye Petrol Rafinerileri AS	78,000	2,404	United Kingdom		9.78%
		$12,960	France		8.73%
			Taiwan, Province Of China		5.54%
Packaging & Containers - 0.89%			Germany		4.81%
CCL Industries Inc	80,000	3,835	Korea, Republic Of		4.65%
			United States		3.68%
Pharmaceuticals - 1.06%			Switzerland		3.47%
Mitsubishi Tanabe Pharma Corp	94,000	2,237	Australia		3.08%
Richter Gedeon Nyrt	92,000	2,354	Russian Federation		2.73%
		$4,591	Netherlands		1.94%
Private Equity - 0.53%			Canada		1.90%
3i Group PLC	187,000	2,309	Italy		1.80%
			Spain		1.75%
Real Estate - 1.32%			Singapore		1.43%
Daito Trust Construction Co Ltd	15,000	2,536	Thailand		1.40%
Open House Co Ltd	95,000	3,144	Sweden		1.34%
		$5,680	Belgium		1.03%
Retail - 1.77%			Brazil		1.02%
JD Sports Fashion PLC	500,000	2,363	Hong Kong		0.99%
Man Wah Holdings Ltd	2,200,000	1,899	Turkey		0.97%
Nitori Holdings Co Ltd	24,000	3,387	South Africa		0.92%
		$7,649	Jersey, Channel Islands		0.82%
Semiconductors - 6.67%			Hungary		0.54%
Infineon Technologies AG	215,000	4,669	Israel		0.52%
Samsung Electronics Co Ltd	3,620	7,785	Finland		0.47%
Taiwan Semiconductor Manufacturing Co Ltd	200,800	7,221	Ireland		0.43%
ADR			Other Assets and Liabilities		0.68%
Tokyo Electron Ltd	47,000	6,610	TOTAL NET ASSETS		100.00%
Win Semiconductors Corp	432,565	2,531
		$28,816
Software - 3.70%
Amadeus IT Group SA	50,000	3,078
NetEase Inc ADR	23,400	7,284
Temenos Group AG (a)	29,000	2,803
TravelSky Technology Ltd	1,062,000	2,812
		$15,977
Telecommunications - 0.52%
Nice Ltd ADR	30,000	2,240

Toys, Games & Hobbies - 0.64%
Bandai Namco Holdings Inc	79,300	2,757

TOTAL COMMON STOCKS		$412,912

See accompanying notes

Schedule of Investments
International Fund I
July 31, 2017 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; September 2017	Long	124	$11,735	$12,021	$286
S&P 500 Emini; September 2017	Long	41	4,983	5,060	77
Total					$363
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments LargeCap Growth Fund July 31, 2017 (unaudited)

COMMON STOCKS - 96.35%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Banks - 2.94%			Pharmaceuticals - 1.86%
Citizens Financial Group Inc	501,700	$17,599	Merck & Co Inc	347,600	$22,205
SVB Financial Group (a)	98,300	17,541
		$35,140	Retail - 2.16%
Biotechnology - 4.16%			TJX Cos Inc/The	171,049	12,027
Celgene Corp (a)	221,914	30,050	Ulta Beauty Inc (a)	54,915	13,795
Vertex Pharmaceuticals Inc (a)	129,800	19,706			$25,822
		$49,756	Semiconductors - 8.39%
Building Materials - 0.75%			Applied Materials Inc	766,300	33,955
Masco Corp	236,000	8,999	Broadcom Ltd	101,651	25,073
			Lam Research Corp	142,184	22,672
Chemicals - 3.34%			Micron Technology Inc (a)	664,500	18,686
Albemarle Corp	214,003	24,781			$100,386
FMC Corp	198,100	15,131	Software - 5.74%
		$39,912	Microsoft Corp	465,900	33,871
Commercial Services - 3.39%			Red Hat Inc (a)	124,800	12,339
FleetCor Technologies Inc (a)	90,133	13,706	ServiceNow Inc (a)	160,900	17,771
S&P Global Inc	141,098	21,671	Take-Two Interactive Software Inc (a)	59,700	4,745
Square Inc (a)	196,000	5,165			$68,726
		$40,542	Telecommunications - 1.13%
Computers - 5.60%			Arista Networks Inc (a)	90,900	13,570
Apple Inc	377,283	56,113
Lumentum Holdings Inc (a)	174,000	10,893	Transportation - 3.46%
		$67,006	CSX Corp	394,500	19,465
Cosmetics & Personal Care - 2.08%			FedEx Corp	105,688	21,986
Estee Lauder Cos Inc/The	251,200	24,866			$41,451
			TOTAL COMMON STOCKS		$1,152,705
Diversified Financial Services - 6.85%			INVESTMENT COMPANIES - 1.98%	Shares Held	Value(000	's)
Charles Schwab Corp/The	461,700	19,807	Money Market Funds - 1.98%
Mastercard Inc	194,451	24,851	Goldman Sachs Financial Square Funds -	23,748,312	23,748
Visa Inc	374,756	37,311	Government Fund
		$81,969
Food - 0.92%			TOTAL INVESTMENT COMPANIES		$23,748
Kraft Heinz Co/The	126,000	11,020	Total Investments		$1,176,453
			Other Assets and Liabilities - 1.67%		$20,012
Healthcare - Products - 9.19%			TOTAL NET ASSETS - 100.00%		$1,196,465
Baxter International Inc	242,500	14,666
Edwards Lifesciences Corp (a)	117,738	13,561
Hologic Inc (a)	323,600	14,306	(a) Non-Income Producing Security
IDEXX Laboratories Inc (a)	84,900	14,133
Intuitive Surgical Inc (a)	32,796	30,771
Thermo Fisher Scientific Inc	128,535	22,562	Portfolio Summary (unaudited)
		$109,999	Sector		Percent
Healthcare - Services - 1.08%			Consumer, Non-cyclical		22.68%
Humana Inc	55,700	12,878	Communications		20.49%
			Technology		19.73%
Housewares - 0.88%			Industrial		11.52%
Newell Brands Inc	200,100	10,549	Financial		9.79%
			Consumer, Cyclical		7.34%
Internet - 19.36%
Alibaba Group Holding Ltd ADR(a)	101,400	15,712	Basic Materials		3.34%
Alphabet Inc - A Shares (a)	61,952	58,576	Investment Companies		1.98%
Amazon.com Inc (a)	47,183	46,606	Energy		1.46%
Facebook Inc (a)	292,612	49,525	Other Assets and Liabilities		1.67%
Netflix Inc (a)	153,331	27,854	TOTAL NET ASSETS		100.00%
Priceline Group Inc/The (a)	16,460	33,389
		$231,662
Leisure Products & Services - 2.56%
Royal Caribbean Cruises Ltd	270,602	30,597

Lodging - 1.74%
Wynn Resorts Ltd	160,560	20,767

Machinery - Construction & Mining - 2.79%
Caterpillar Inc	292,500	33,330

Machinery - Diversified - 4.52%
Cummins Inc	88,100	14,792
Deere & Co	190,800	24,476
Rockwell Automation Inc	89,700	14,803
		$54,071
Oil & Gas - 1.46%
Diamondback Energy Inc (a)	182,329	17,482

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
July 31, 2017 (unaudited)

COMMON STOCKS - 97.60%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.03%			Biotechnology (continued)
Interpublic Group of Cos Inc/The	25,754	$557	Celgene Corp (a)	133,373	$18,060
Omnicom Group Inc	17,045	1,342	Exelixis Inc (a)	20,323	551
		$1,899	Gilead Sciences Inc	65,847	5,010
Aerospace & Defense - 2.05%			Illumina Inc (a)	10,874	1,890
Boeing Co/The	575,140	139,448	Incyte Corp (a)	126,534	16,866
General Dynamics Corp	11,224	2,204	Intercept Pharmaceuticals Inc (a)	1,255	147
Harris Corp	2,707	310	Intrexon Corp (a)	2,755	60
HEICO Corp	2,918	235	Ionis Pharmaceuticals Inc (a)	8,682	455
HEICO Corp - Class A	4,872	346	Regeneron Pharmaceuticals Inc (a)	5,543	2,725
Lockheed Martin Corp	11,492	3,357	Seattle Genetics Inc (a)	6,728	340
Northrop Grumman Corp	8,221	2,163	Vertex Pharmaceuticals Inc (a)	422,977	64,216
Raytheon Co	12,130	2,084			$210,180
Rockwell Collins Inc	12,380	1,319	Building Materials - 0.20%
TransDigm Group Inc	3,468	978	Armstrong World Industries Inc (a)	3,996	194
		$152,444	Eagle Materials Inc	4,037	380
Agriculture - 0.78%			Fortune Brands Home & Security Inc	177,013	11,624
Altria Group Inc	98,528	6,401	Martin Marietta Materials Inc	4,085	925
British American Tobacco PLC ADR	14,918	933	Masco Corp	16,741	639
Philip Morris International Inc	436,241	50,914	Vulcan Materials Co	8,854	1,090
		$58,248			$14,852
Airlines - 1.27%			Chemicals - 0.28%
Alaska Air Group Inc	393,794	33,563	Albemarle Corp	1,880	218
American Airlines Group Inc	1,151,708	58,092	Celanese Corp	6,688	643
Copa Holdings SA	940	118	Chemours Co/The	14,900	709
Southwest Airlines Co	51,498	2,859	EI du Pont de Nemours & Co	66,592	5,475
		$94,632	FMC Corp	9,874	754
Apparel - 0.07%			Huntsman Corp	9,889	263
Carter's Inc	3,801	330	International Flavors & Fragrances Inc	6,055	806
Hanesbrands Inc	26,970	618	LyondellBasell Industries NV	16,789	1,513
Michael Kors Holdings Ltd (a)	1,183	43	Monsanto Co	22,351	2,611
NIKE Inc	67,370	3,978	NewMarket Corp	640	295
Skechers U.S.A. Inc (a)	4,588	129	Platform Specialty Products Corp (a)	10,781	151
		$5,098	PPG Industries Inc	12,165	1,280
Automobile Manufacturers - 0.52%			Praxair Inc	20,780	2,705
Ferrari NV	155,056	16,310	RPM International Inc	9,525	494
Tesla Inc (a)	70,088	22,672	Sherwin-Williams Co/The	7,252	2,446
			Univar Inc (a)	9,922	308
		$38,982
Automobile Parts & Equipment - 0.09%			Versum Materials Inc	2,959	104
Allison Transmission Holdings Inc	11,819	447	Westlake Chemical Corp	1,880	132
BorgWarner Inc	2,821	132			$20,907
Delphi Automotive PLC	47,925	4,333	Commercial Services - 6.02%
Lear Corp	4,491	666	Aramark	8,661	345
Visteon Corp (a)	2,918	325	Automatic Data Processing Inc	22,806	2,712
WABCO Holdings Inc (a)	4,102	564	Booz Allen Hamilton Holding Corp	12,419	426
			Bright Horizons Family Solutions Inc (a)	4,312	341
		$6,467
			CDK Global Inc	10,753	707
Banks - 1.58%			CoreLogic Inc/United States (a)	5,901	269
Bank of the Ozarks	3,907	169
Capital One Financial Corp	6,939	598	Ecolab Inc	910,694	119,911
Citizens Financial Group Inc	404,000	14,172	Equifax Inc	8,941	1,300
			Euronet Worldwide Inc (a)	4,807	464
East West Bancorp Inc	1,361	78	FleetCor Technologies Inc (a)	552,634	84,033
First Republic Bank/CA	332,098	33,319	Gartner Inc (a)	6,728	863
Morgan Stanley	1,449,474	67,980
Signature Bank/New York NY (a)	2,391	331	Global Payments Inc	115,446	10,895
State Street Corp	3,672	342	H&R Block Inc	4,336	132
			IHS Markit Ltd (a)	16,983	792
SVB Financial Group (a)	2,959	528
Western Alliance Bancorp (a)	4,438	224	KAR Auction Services Inc	10,871	457
			Live Nation Entertainment Inc (a)	11,065	412
		$117,741	MarketAxess Holdings Inc	2,585	525
Beverages - 0.32%			Moody's Corp	8,431	1,110
Brown-Forman Corp - A Shares	3,834	198	Morningstar Inc	1,442	119
Brown-Forman Corp - B Shares	11,730	579	PayPal Holdings Inc (a)	3,651,312	213,785
Coca-Cola Co/The	146,536	6,717	Quanta Services Inc (a)	4,210	142
Constellation Brands Inc	13,974	2,702	Robert Half International Inc	10,194	461
Dr Pepper Snapple Group Inc	13,159	1,200	Rollins Inc	8,901	386
Monster Beverage Corp (a)	31,812	1,678
			S&P Global Inc	13,139	2,018
PepsiCo Inc	94,393	11,007	Sabre Corp	14,170	314
		$24,081	Service Corp International/US	14,914	518
Biotechnology - 2.82%			Square Inc (a)	17,583	463
Alexion Pharmaceuticals Inc (a)	303,783	41,722	Total System Services Inc	14,583	926
Alnylam Pharmaceuticals Inc (a)	138,896	11,492	TransUnion (a)	10,595	486
Amgen Inc	15,001	2,618	United Rentals Inc (a)	6,598	785
Biogen Inc (a)	146,662	42,472	Vantiv Inc (a)	13,124	834
BioMarin Pharmaceutical Inc (a)	12,360	1,084
Bioverativ Inc (a)	7,620	472	Western Union Co/The	38,789	766

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Commercial Services (continued)			Electronics (continued)
WEX Inc (a)	2,407	$262	Corning Inc	61,468	$1,791
		$447,959	FLIR Systems Inc	6,859	256
Computers - 3.80%			Fortive Corp	1,815,888	117,560
Accenture PLC - Class A	31,605	4,071	Gentex Corp	15,819	269
Apple Inc	1,248,258	185,653	Honeywell International Inc	36,602	4,982
Cognizant Technology Solutions Corp	29,799	2,066	Mettler-Toledo International Inc (a)	1,931	1,107
CSRA Inc	14,834	484	National Instruments Corp	7,417	305
Dell Technologies Inc Class V (a)	15,960	1,026	PerkinElmer Inc	2,658	175
DST Systems Inc	2,148	118	Sensata Technologies Holding NV (a)	6,736	304
DXC Technology Co	33,818	2,650	Trimble Inc (a)	16,035	600
Fortinet Inc (a)	12,265	453	Waters Corp (a)	5,813	1,008
Genpact Ltd	2,699,731	78,292			$254,473
International Business Machines Corp	47,250	6,836	Entertainment - 0.01%
NCR Corp (a)	10,482	397	Madison Square Garden Co/The (a)	363	80
NetApp Inc	18,491	803	Regal Entertainment Group	4,042	77
Western Digital Corp	2,115	180	Vail Resorts Inc	3,105	654
		$283,029			$811
Consumer Products - 0.09%			Environmental Control - 0.42%
Avery Dennison Corp	6,744	627	Clean Harbors Inc (a)	3,299	187
Church & Dwight Co Inc	17,721	945	Waste Connections Inc	454,550	29,537
Clorox Co/The	7,830	1,045	Waste Management Inc	18,637	1,401
Kimberly-Clark Corp	28,984	3,570			$31,125
Spectrum Brands Holdings Inc	1,856	214	Food - 0.13%
		$6,401	Blue Buffalo Pet Products Inc (a)	6,647	149
Cosmetics & Personal Care - 1.45%			Campbell Soup Co	8,600	454
Colgate-Palmolive Co	6,907	499	General Mills Inc	20,931	1,165
Estee Lauder Cos Inc/The	1,081,949	107,102	Hershey Co/The	8,892	936
Procter & Gamble Co/The	6,631	602	Kellogg Co	16,436	1,118
		$108,203	Kroger Co/The	84,959	2,083
Distribution & Wholesale - 0.04%			Lamb Weston Holdings Inc	2,529	111
Fastenal Co	21,928	942	McCormick & Co Inc/MD	8,090	771
HD Supply Holdings Inc (a)	15,284	496	Pilgrim's Pride Corp (a)	4,106	100
LKQ Corp (a)	4,272	148	Sprouts Farmers Market Inc (a)	9,825	237
Pool Corp	3,358	363	Sysco Corp	49,552	2,607
WW Grainger Inc	3,736	623	Whole Foods Market Inc	3,412	143
		$2,572			$9,874
Diversified Financial Services - 5.68%			Forest Products & Paper - 0.02%
Alliance Data Systems Corp	3,786	914	International Paper Co	32,626	1,794
Ameriprise Financial Inc	9,951	1,442
BGC Partners Inc	7,562	95	Hand & Machine Tools - 0.02%
CBOE Holdings Inc	7,830	740	Lincoln Electric Holdings Inc	5,131	448
Charles Schwab Corp/The	534,777	22,942	Snap-on Inc	964	149
Credit Acceptance Corp (a)	794	198	Stanley Black & Decker Inc	6,095	857
Eaton Vance Corp	8,269	406			$1,454
Federated Investors Inc	3,226	93	Healthcare - Products - 8.55%
Intercontinental Exchange Inc	688,581	45,935	ABIOMED Inc (a)	3,145	466
Invesco Ltd	4,864	169	Align Technology Inc (a)	6,055	1,013
Lazard Ltd	8,439	394	Baxter International Inc	5,990	362
Legg Mason Inc	2,155	86	Becton Dickinson and Co	288,592	58,122
LPL Financial Holdings Inc	6,874	315	Boston Scientific Corp (a)	69,717	1,856
Mastercard Inc	75,225	9,614	Bruker Corp	5,341	153
Raymond James Financial Inc	2,739	228	Cooper Cos Inc/The	2,934	716
SEI Investments Co	9,646	545	CR Bard Inc	5,643	1,809
T Rowe Price Group Inc	3,032	251	Danaher Corp	1,840,755	150,003
TD Ameritrade Holding Corp	595,807	27,246	Edwards Lifesciences Corp (a)	566,857	65,291
Visa Inc	3,127,565	311,380	Henry Schein Inc (a)	6,041	1,101
		$422,993	Hill-Rom Holdings Inc	5,341	398
Electric - 0.00%			Hologic Inc (a)	12,881	569
NRG Energy Inc	4,150	102	IDEXX Laboratories Inc (a)	6,589	1,097
			Intuitive Surgical Inc (a)	214,380	201,144
Electrical Components & Equipment - 0.02%			Medtronic PLC	5,082	427
AMETEK Inc	3,909	241	OPKO Health Inc (a)	2,560	16
Emerson Electric Co	4,628	276	Patterson Cos Inc	1,741	73
Energizer Holdings Inc	4,653	214	QIAGEN NV (a)	6,890	226
Hubbell Inc	3,072	365	ResMed Inc	10,482	808
Universal Display Corp	3,396	409	Stryker Corp	355,669	52,319
		$1,505	Teleflex Inc	801	166
Electronics - 3.42%			Thermo Fisher Scientific Inc	553,274	97,116
Agilent Technologies Inc	6,801	407	Varian Medical Systems Inc (a)	7,247	704
Allegion PLC	7,814	635	West Pharmaceutical Services Inc	5,821	516
Amphenol Corp	1,625,287	124,530			$636,471
Coherent Inc (a)	2,051	544	Healthcare - Services - 3.62%
			Aetna Inc	134,591	20,769

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Services (continued)			Leisure Products & Services - 0.01%
Anthem Inc	200,399	$37,316	Brunswick Corp/DE	6,045	$342
Centene Corp (a)	155,805	12,374	Harley-Davidson Inc	9,566	466
Cigna Corp	291,644	50,618			$808
HCA Healthcare Inc (a)	3,323	267	Lodging - 0.76%
Humana Inc	179,608	41,525	Choice Hotels International Inc	3,372	218
LifePoint Health Inc (a)	1,434	85	Extended Stay America Inc	9,825	194
Quintiles IMS Holdings Inc (a)	6,485	587	Hilton Grand Vacations Inc (a)	5,577	205
UnitedHealth Group Inc	551,194	105,725	Hilton Worldwide Holdings Inc	589,665	36,872
WellCare Health Plans Inc (a)	3,332	590	Las Vegas Sands Corp	18,432	1,136
		$269,856	Marriott International Inc/MD	48,552	5,059
Holding Companies - Diversified - 0.00%			MGM Resorts International	341,766	11,254
Leucadia National Corp	6,914	180	Wyndham Worldwide Corp	7,823	816
			Wynn Resorts Ltd	6,022	779
Home Builders - 0.03%					$56,533
DR Horton Inc	15,022	536	Machinery - Construction & Mining - 0.14%
NVR Inc (a)	259	676	BWX Technologies Inc	140,546	7,404
PulteGroup Inc	7,993	195	Caterpillar Inc	26,225	2,988
Thor Industries Inc	4,035	425			$10,392
Toll Brothers Inc	6,639	257	Machinery - Diversified - 2.61%
		$2,089	Cognex Corp	6,826	649
Home Furnishings - 0.01%			Cummins Inc	8,423	1,414
Leggett & Platt Inc	8,389	404	Deere & Co	16,214	2,080
Tempur Sealy International Inc (a)	1,847	106	Graco Inc	4,710	547
Whirlpool Corp	599	107	IDEX Corp	5,755	671
		$617	Middleby Corp/The (a)	4,491	587
Housewares - 0.02%			Nordson Corp	4,791	608
Scotts Miracle-Gro Co/The	3,648	350	Rockwell Automation Inc	13,837	2,284
Toro Co/The	8,739	621	Roper Technologies Inc	510,514	118,674
Tupperware Brands Corp	4,381	266	Wabtec Corp/DE	870,653	65,612
		$1,237	Welbilt Inc (a)	10,401	203
Insurance - 0.14%			Xylem Inc/NY	7,587	430
Allstate Corp/The	11,187	1,018	Zebra Technologies Corp (a)	4,304	438
American International Group Inc	12,476	817			$194,197
Aon PLC	19,762	2,730	Media - 1.05%
Arch Capital Group Ltd (a)	1,418	138	AMC Networks Inc (a)	4,815	308
Arthur J Gallagher & Co	9,093	535	Cable One Inc	396	301
Aspen Insurance Holdings Ltd	2,148	105	CBS Corp	18,192	1,198
Assurant Inc	1,199	126	Charter Communications Inc (a)	135,134	52,961
Erie Indemnity Co	1,385	177	Comcast Corp - Class A	374,274	15,139
Marsh & McLennan Cos Inc	26,200	2,043	DISH Network Corp (a)	12,637	809
Progressive Corp/The	48,959	2,307	FactSet Research Systems Inc	2,792	467
RenaissanceRe Holdings Ltd	444	65	Scripps Networks Interactive Inc	4,053	354
Voya Financial Inc	1,653	65	Sirius XM Holdings Inc	109,950	644
XL Group Ltd	6,607	293	Twenty-First Century Fox Inc - A Shares	2,699	79
		$10,419	Twenty-First Century Fox Inc - B Shares	3,907	112
Internet - 22.44%			Walt Disney Co/The	54,502	5,991
Alibaba Group Holding Ltd ADR(a)	934,467	144,795			$78,363
Alphabet Inc - A Shares (a)	214,226	202,551	Mining - 0.01%
Alphabet Inc - C Shares (a)	236,351	219,925	Freeport-McMoRan Inc (a)	21,344	312
Amazon.com Inc (a)	388,725	383,975	Southern Copper Corp	6,080	239
CDW Corp/DE	12,004	761			$551
Dropbox Inc (a),(b),(c),(d)	52,984	432	Miscellaneous Manufacturers - 1.19%
Expedia Inc	8,903	1,393	3M Co	44,605	8,973
F5 Networks Inc (a)	5,067	612	AO Smith Corp	1,324,950	70,951
Facebook Inc (a)	1,997,934	338,150	AptarGroup Inc	1,766	143
Flipkart Online Services Pvt Ltd (a),(b),(c),(d)	6,882	606	Donaldson Co Inc	10,660	506
GoDaddy Inc (a)	8,098	348	Dover Corp	2,155	181
IAC/InterActiveCorp (a)	5,650	591	General Electric Co	77,113	1,975
Liberty Expedia Holdings Inc (a)	1,827	104	Hexcel Corp	5,350	274
Match Group Inc (a)	8,965	164	Illinois Tool Works Inc	15,522	2,184
Netflix Inc (a)	139,509	25,343	Ingersoll-Rand PLC	17,467	1,535
Priceline Group Inc/The (a)	124,003	251,540	Parker-Hannifin Corp	12,641	2,098
Snap Inc Class A (a)	127,842	1,748			$88,820
Snap Inc Class B (a),(c)	146,799	2,007	Oil & Gas - 0.05%
Tencent Holdings Ltd ADR	920,200	36,771	Antero Resources Corp (a)	9,143	188
TripAdvisor Inc (a)	1,507,681	58,830	Apache Corp	1,912	95
VeriSign Inc (a)	7,215	730	Cabot Oil & Gas Corp	24,231	603
		$1,671,376	Chesapeake Energy Corp (a)	10,285	51
Iron & Steel - 0.00%			Cimarex Energy Co	6,574	651
Steel Dynamics Inc	4,394	156	Continental Resources Inc/OK (a)	3,412	114
			Devon Energy Corp	4,102	137
			Diamondback Energy Inc (a)	2,026	194
			EOG Resources Inc	3,818	363

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Oil & Gas (continued)			Retail (continued)
Laredo Petroleum Inc (a)	13,919	$180	CarMax Inc (a)	13,303	$881
Newfield Exploration Co (a)	14,907	428	Chipotle Mexican Grill Inc (a)	1,888	649
Parsley Energy Inc (a)	11,924	349	Coach Inc	4,515	213
Rice Energy Inc (a)	6,615	185	Copart Inc (a)	16,635	524
RSP Permian Inc (a)	5,812	200	Costco Wholesale Corp	562,336	89,136
		$3,738	Darden Restaurants Inc	9,525	799
Oil & Gas Services - 0.03%			Dick's Sporting Goods Inc	5,472	204
Halliburton Co	41,437	1,759	Dollar General Corp	668,746	50,263
RPC Inc	5,909	122	Dollar Tree Inc (a)	16,164	1,165
		$1,881	Domino's Pizza Inc	3,688	688
Packaging & Containers - 0.04%			Dunkin' Brands Group Inc	7,555	401
Berry Global Group Inc (a)	10,311	578	Floor & Decor Holdings Inc (a)	713	25
Crown Holdings Inc (a)	7,717	459	Foot Locker Inc	1,555	73
Graphic Packaging Holding Co	20,185	266	Gap Inc/The	3,055	73
Owens-Illinois Inc (a)	11,608	278	Genuine Parts Co	4,312	366
Packaging Corp of America	7,247	793	Home Depot Inc/The	292,132	43,703
Sealed Air Corp	8,414	366	Liberty Interactive Corp QVC Group (a)	18,450	442
Silgan Holdings Inc	7,028	213	Lowe's Cos Inc	43,725	3,384
		$2,953	McDonald's Corp	75,404	11,698
			Michaels Cos Inc/The (a)	7,401	149
Pharmaceuticals - 3.18%
AbbVie Inc	112,782	7,885	MSC Industrial Direct Co Inc	2,210	157
ACADIA Pharmaceuticals Inc (a)	6,793	202	Nordstrom Inc	8,889	432
Agios Pharmaceuticals Inc (a)	2,699	151	Nu Skin Enterprises Inc	1,263	80
Alkermes PLC (a)	10,716	583	O'Reilly Automotive Inc (a)	4,532	926
AmerisourceBergen Corp	12,137	1,139	Restaurant Brands International Inc	312,300	18,607
Bristol-Myers Squibb Co	59,970	3,412	Ross Stores Inc	332,410	18,389
DexCom Inc (a)	780,705	52,003	Sally Beauty Holdings Inc (a)	3,963	80
Eli Lilly & Co	71,000	5,869	Starbucks Corp	1,751,276	94,533
Express Scripts Holding Co (a)	5,350	335	TJX Cos Inc/The	1,074,657	75,560
Herbalife Ltd (a)	5,009	333	Tractor Supply Co	9,255	519
			Ulta Beauty Inc (a)	4,405	1,107
Johnson & Johnson	30,433	4,039
McKesson Corp	2,505	405	Walgreens Boots Alliance Inc	27,234	2,197
Merck & Co Inc	508,481	32,482	Wendy's Co/The	16,927	261
Neurocrine Biosciences Inc (a)	6,145	295	Williams-Sonoma Inc	2,026	94
Premier Inc (a)	2,780	97	Yum China Holdings Inc (a)	23,866	854
TESARO Inc (a)	2,609	333	Yum! Brands Inc	340,189	25,678
VCA Inc (a)	6,193	573			$445,555
Zoetis Inc	2,024,770	126,589	Semiconductors - 2.57%
		$236,725	Analog Devices Inc	18,441	1,457
Pipelines - 0.02%			Applied Materials Inc	120,188	5,325
ONEOK Inc	15,727	890	ASML Holding NV - NY Reg Shares	83,400	12,537
Williams Cos Inc/The	8,512	270	Broadcom Ltd	20,340	5,017
		$1,160	Cypress Semiconductor Corp	5,681	81
			IPG Photonics Corp (a)	3,169	484
Real Estate - 0.01%
CBRE Group Inc (a)	10,254	390	KLA-Tencor Corp	12,068	1,118
			Lam Research Corp	24,092	3,842
REITS - 2.15%			Maxim Integrated Products Inc	21,523	978
American Tower Corp	37,254	5,079	Microchip Technology Inc	16,083	1,287
			Micron Technology Inc (a)	40,388	1,136
Boston Properties Inc	1,896	229	Microsemi Corp (a)	8,268	431
CoreSite Realty Corp	2,675	290
			NVIDIA Corp	69,476	11,291
Crown Castle International Corp	346,293	34,830	NXP Semiconductors NV (a)	1,011,837	111,636
CubeSmart	10,701	264	ON Semiconductor Corp (a)	33,545	501
Digital Realty Trust Inc	8,171	942	Qorvo Inc (a)	5,350	367
Douglas Emmett Inc	9,630	368
Equinix Inc	5,999	2,704	Skyworks Solutions Inc	13,922	1,460
Equity LifeStyle Properties Inc	6,241	545	Teradyne Inc	15,896	550
Extra Space Storage Inc	7,806	621	Texas Instruments Inc	50,872	4,140
Federal Realty Investment Trust	2,123	282	Xilinx Inc	441,358	27,920
Gaming and Leisure Properties Inc	5,990	227			$191,558
Hudson Pacific Properties Inc	1,912	62	Shipbuilding - 0.01%
Iron Mountain Inc	16,351	596	Huntington Ingalls Industries Inc	3,067	632
Lamar Advertising Co	5,593	395
Outfront Media Inc	3,673	84	Software - 11.04%
Public Storage	7,544	1,551	Activision Blizzard Inc	69,599	4,300
SBA Communications Corp (a)	790,378	108,717	Adobe Systems Inc (a)	959,866	140,611
			ANSYS Inc (a)	559,142	72,437
Simon Property Group Inc	14,350	2,274	Atlassian Corp PLC (a)	6,282	225
Tanger Factory Outlet Centers Inc	2,723	72	Autodesk Inc (a)	8,609	954
Taubman Centers Inc	2,918	166	Black Knight Financial Services Inc (a)	4,012	171
		$160,298
Retail - 5.98%			Broadridge Financial Solutions Inc	9,330	708
			Cadence Design Systems Inc (a)	22,836	843
AutoZone Inc (a)	1,750	945
			Cerner Corp (a)	14,592	939
Burlington Stores Inc (a)	3,450	300
			Citrix Systems Inc (a)	12,062	953

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
July 31, 2017 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value (000's)	CONVERTIBLE PREFERRED STOCKS
Software (continued)				(continued)	Shares Held	Value (000's)
Dun & Bradstreet Corp/The		1,572	$174	Internet (continued)
Electronic Arts Inc (a)		214,862	25,083	Flipkart Online Services Pvt Ltd Series E	7,712	$680
Fidelity National Information Services Inc		9,484	865	0.00% (a),(b),(c),(d)
First Data Corp (a)		31,324	584	Uber Technologies Inc 0.00% (a),(b),(c),(d)	209,292	8,943
Fiserv Inc (a)		10,812	1,389			$30,279
Guidewire Software Inc (a)		2,512	181	TOTAL CONVERTIBLE PREFERRED STOCKS		$30,279
Intuit Inc		1,001,331	137,393	PREFERRED STOCKS - 0.16%	Shares Held	Value (000's)
Jack Henry & Associates Inc		6,250	671	Internet - 0.11%
Manhattan Associates Inc (a)		6,290	278	Flipkart Online Services Pvt Ltd Series G	34,940	4,184
Microsoft Corp		2,531,715	184,056	0.00% (a),(b),(c),(d)
MSCI Inc		6,299	686	Uber Technologies Inc 0.00% (a),(b),(c),(d)	98,844	4,224
Oracle Corp		35,999	1,797			$8,408
Paychex Inc		24,039	1,391	Software - 0.05%
PTC Inc (a)		8,544	472	Magic Leap Inc 0.00% (a),(c),(d)	168,788	3,888
Red Hat Inc (a)		420,386	41,563
salesforce.com Inc (a)		1,815,388	164,836
ServiceNow Inc (a)		295,969	32,690	TOTAL PREFERRED STOCKS		$12,296
				Total Investments		$7,465,516
SS&C Technologies Holdings Inc		13,723	532
Synopsys Inc (a)		2,392	183	Other Assets and Liabilities - (0.25)%		$(18,566)
Take-Two Interactive Software Inc (a)		8,495	675	TOTAL NET ASSETS - 100.00%		$7,446,950
Tyler Technologies Inc (a)		2,739	471
Veeva Systems Inc (a)		8,576	547
VMware Inc (a)		6,323	586	(a) Non-Income Producing Security
Workday Inc (a)		31,330	3,199	(b)		The value of these investments was determined using significant
				unobservable inputs.
			$822,443	(c)		Restricted Security. Please see Restricted Security Sub-Schedule for more
Telecommunications - 0.56%				information.
Arista Networks Inc (a)		4,304	642
CommScope Holding Co Inc (a)		7,928	292	(d)		Fair value of these investments is determined in good faith by the Manager
				under procedures established and periodically reviewed by the Board of
LogMeIn Inc		3,105	361	Directors. Certain inputs used in the valuation may be unobservable;
Motorola Solutions Inc		1,807	164	however, each security is evaluated individually for purposes of ASC 820
T-Mobile US Inc (a)		535,476	33,018
				which results in not all securities being identified as Level 3 of the fair
Verizon Communications Inc		144,607	6,999	value hierarchy. At the end of the period, the fair value of these securities
Zayo Group Holdings Inc (a)		13,075	429	totaled $43,613 or 0.59% of net assets.

			$41,905
Textiles - 0.00%
Mohawk Industries Inc (a)		509	127
				Portfolio Summary (unaudited)
Toys, Games & Hobbies - 0.01%				Sector		Percent
Hasbro Inc		6,647	704	Consumer, Non-cyclical		26.98%
				Communications		24.60%
Transportation - 0.24%				Technology		17.44%
CH Robinson Worldwide Inc		10,555	692	Industrial		10.36%
CSX Corp		68,063	3,358	Financial		9.56%
Expeditors International of Washington Inc		10,022	590	Consumer, Cyclical		8.82%
FedEx Corp		12,616	2,625	Investment Companies		2.08%
Landstar System Inc		3,964	330	Basic Materials		0.31%
Old Dominion Freight Line Inc		3,453	331	Energy		0.10%
Union Pacific Corp		58,205	5,993	Utilities		0.00%
United Parcel Service Inc		35,162	3,878	Diversified		0.00%
XPO Logistics Inc (a)		6,493	390	Other Assets and Liabilities		(0.25)%
			$18,187	TOTAL NET ASSETS		100.00%
TOTAL COMMON STOCKS			$7,268,147
INVESTMENT COMPANIES - 2.08%		Shares Held	Value (000's)
Money Market Funds - 2.08%
Cash Account Trust - Government & Agency		4,315,373	4,315
Portfolio - Government Cash Managed
First American Government Obligations Fund		65,674,525	65,675
Morgan Stanley Institutional Liquidity Funds -		84,804,212	84,804
Government Portfolio
			$154,794
TOTAL INVESTMENT COMPANIES			$154,794
CONVERTIBLE PREFERRED STOCKS -
0.41%		Shares Held	Value (000's)
Internet - 0.41%
Airbnb Inc - Series D	0.00% (a),(b),(c),(d)	121,527	$13,635
Airbnb Inc - Series E	0.00% (a),(b),(c),(d)	29,361	3,294
Dropbox Inc 0.00% (a),(b),(c),(d)		254,085	3,154
Flipkart Online Services Pvt Ltd Series A		2,350	207
0.00% (a),(b),(c),(d)
Flipkart Online Services Pvt Ltd Series C		4,148	366
0.00% (a),(b),(c),(d)

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
July 31, 2017 (unaudited)

Restricted Securities

Security Name	Trade Date		Cost		Value	Percent of Net Assets
Airbnb Inc - Series D	04/16/2014			$4,948	$13,635	0.18%
Airbnb Inc - Series E	07/14/2015			2,733	3,294	0.04%
Dropbox Inc	11/07/2014			1,012	432	0.01%
Dropbox Inc	01/30/2014			4,854	3,154	0.04%
Flipkart Online Services Pvt Ltd	03/19/2015			785	606	0.01%
Flipkart Online Services Pvt Ltd Series A	03/19/2015			268	207	0.00%
Flipkart Online Services Pvt Ltd Series C	03/19/2015			473	366	0.00%
Flipkart Online Services Pvt Ltd Series E	03/19/2015			879	680	0.01%
Flipkart Online Services Pvt Ltd Series G	12/17/2014			4,185	4,184	0.06%
Magic Leap Inc	01/20/2016			3,888	3,888	0.05%
Snap Inc Class B	03/03/2017			2,255	2,007	0.03%
Uber Technologies Inc	12/05/2014			6,973	8,943	0.12%
Uber Technologies Inc	12/03/2015			4,821	4,224	0.06%

Total					$45,620	0.61%
Amounts in thousands

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2017	Long	1,306	$159,564		$161,160	$1,596
Total						$1,596

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
July 31, 2017 (unaudited)

COMMON STOCKS - 95.61%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.38%			Biotechnology (continued)
Interpublic Group of Cos Inc/The	2,362	$51	Exelixis Inc (a)	1,864	$51
Omnicom Group Inc	27,862	2,194	Gilead Sciences Inc	27,883	2,122
		$2,245	Illumina Inc (a)	3,973	690
Aerospace & Defense - 2.08%			Incyte Corp (a)	7,803	1,041
Boeing Co/The	12,131	2,942	Intercept Pharmaceuticals Inc (a)	115	13
General Dynamics Corp	1,030	202	Intrexon Corp (a)	252	5
Harris Corp	248	28	Ionis Pharmaceuticals Inc (a)	796	42
HEICO Corp	267	21	Regeneron Pharmaceuticals Inc (a)	5,369	2,639
HEICO Corp - Class A	446	32	Seattle Genetics Inc (a)	617	31
Lockheed Martin Corp	28,560	8,343	Vertex Pharmaceuticals Inc (a)	1,614	245
Northrop Grumman Corp	755	199			$21,451
Raytheon Co	1,114	191	Building Materials - 0.06%
Rockwell Collins Inc	1,135	121	Armstrong World Industries Inc (a)	366	18
TransDigm Group Inc	318	90	Eagle Materials Inc	370	35
		$12,169	Fortune Brands Home & Security Inc	1,025	67
Agriculture - 0.93%			Martin Marietta Materials Inc	374	85
Altria Group Inc	50,157	3,259	Masco Corp	1,535	58
British American Tobacco PLC ADR	1,249	78	Vulcan Materials Co	812	100
Philip Morris International Inc	17,934	2,093			$363
		$5,430	Chemicals - 0.70%
Airlines - 0.62%			Albemarle Corp	172	20
Alaska Air Group Inc	719	61	Celanese Corp	613	59
American Airlines Group Inc	895	45	Chemours Co/The	1,366	65
Copa Holdings SA	86	11	Dow Chemical Co/The	9,083	583
Delta Air Lines Inc	65,613	3,239	EI du Pont de Nemours & Co	6,108	502
Southwest Airlines Co	4,724	262	FMC Corp	905	69
		$3,618	Huntsman Corp	907	24
Apparel - 1.34%			International Flavors & Fragrances Inc	555	74
Carter's Inc	348	30	LyondellBasell Industries NV	19,492	1,756
Hanesbrands Inc	2,474	57	Monsanto Co	2,051	240
Michael Kors Holdings Ltd (a)	108	4	NewMarket Corp	58	27
NIKE Inc	131,521	7,766	Platform Specialty Products Corp (a)	989	14
Skechers U.S.A. Inc (a)	420	12	PPG Industries Inc	1,115	117
		$7,869	Praxair Inc	1,906	248
Automobile Manufacturers - 0.03%			RPM International Inc	873	45
Tesla Inc (a)	607	196	Sherwin-Williams Co/The	666	225
			Univar Inc (a)	910	28
Automobile Parts & Equipment - 0.36%			Versum Materials Inc	271	10
Allison Transmission Holdings Inc	1,084	41	Westlake Chemical Corp	172	12
BorgWarner Inc	258	12			$4,118
Delphi Automotive PLC	4,396	397	Commercial Services - 3.09%
Lear Corp	411	61	Aramark	794	32
Visteon Corp (a)	267	30	Automatic Data Processing Inc	2,092	249
WABCO Holdings Inc (a)	11,501	1,582	Booz Allen Hamilton Holding Corp	1,139	39
			Bright Horizons Family Solutions Inc (a)	395	31
		$2,123
Banks - 0.50%			CDK Global Inc	986	65
			CoreLogic Inc/United States (a)	541	25
Bank of America Corp	61,487	1,483
Bank of the Ozarks	358	16	Ecolab Inc	33,250	4,378
Capital One Financial Corp	636	55	Equifax Inc	820	119
			Euronet Worldwide Inc (a)	440	43
Citizens Financial Group Inc	34,548	1,212	FleetCor Technologies Inc (a)	633	96
Signature East West Bank/New Bancorp Inc York NY (a)	219 124	30 7	Gartner Inc (a)	617	79
State Street Corp	336	31	Global Payments Inc	18,952	1,789
SVB Financial Group (a)	271	49	H&R Block Inc	397	12
Western Alliance Bancorp (a)	420	21	IHS Markit Ltd (a)	1,557	73
		$2,904	KAR Auction Services Inc	997	42
			Live Nation Entertainment Inc (a)	1,015	38
Beverages - 2.97%
Brown-Forman Corp - A Shares	351	18	MarketAxess Holdings Inc	237	48
Brown-Forman Corp - B Shares	1,076	53	Moody's Corp	779	103
Coca-Cola Co/The	124,975	5,729	Morningstar Inc	132	11
			PayPal Holdings Inc (a)	67,996	3,981
Constellation Brands Inc	1,282	248	Quanta Services Inc (a)	386	13
Dr Pepper Snapple Group Inc	47,497	4,330
Monster Beverage Corp (a)	2,917	154	Robert Half International Inc	934	42
PepsiCo Inc	59,114	6,893	Rollins Inc	816	35
		$17,425	S&P Global Inc	1,206	185
			Sabre Corp	1,299	29
Biotechnology - 3.66%
Alexion Pharmaceuticals Inc (a)	1,141	157	Service Corp International/US	1,367	47
			Square Inc (a)	1,612	42
Alnylam Pharmaceuticals Inc (a)	422	35
			Total System Services Inc	1,337	85
Amgen Inc	13,344	2,329	TransUnion (a)	971	45
Biogen Inc (a)	15,969	4,625
			United Rentals Inc (a)	605	72
BioMarin Pharmaceutical Inc (a)	1,133	99
			Vantiv Inc (a)	1,203	76
Bioverativ Inc (a)	699	43
			Verisk Analytics Inc (a)	69,690	6,081
Celgene Corp (a)	53,791	7,284

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Commercial Services (continued)			Electronics (continued)
Western Union Co/The	3,558	$70	Amphenol Corp	1,398	$107
WEX Inc (a)	220	24	Coherent Inc (a)	188	50
		$18,099	Corning Inc	5,637	164
Computers - 5.94%			FLIR Systems Inc	629	24
Accenture PLC - Class A	2,899	373	Fortive Corp	40,669	2,633
Apple Inc	200,562	29,830	Gentex Corp	1,450	25
Cognizant Technology Solutions Corp	2,734	190	Honeywell International Inc	49,678	6,762
CSRA Inc	1,360	44	Mettler-Toledo International Inc (a)	178	102
Dell Technologies Inc Class V (a)	13,404	861	National Instruments Corp	680	28
DST Systems Inc	197	11	PerkinElmer Inc	243	16
DXC Technology Co	33,774	2,647	Sensata Technologies Holding NV (a)	617	28
Fortinet Inc (a)	1,125	42	Trimble Inc (a)	1,470	55
Genpact Ltd	1,160	34	Waters Corp (a)	5,197	901
International Business Machines Corp	4,334	627			$13,154
NCR Corp (a)	961	36	Entertainment - 0.01%
NetApp Inc	1,696	74	Madison Square Garden Co/The (a)	33	7
Western Digital Corp	194	16	Regal Entertainment Group	386	7
		$34,785	Vail Resorts Inc	284	60
Consumer Products - 0.77%					$74
Avery Dennison Corp	618	57	Environmental Control - 0.03%
Church & Dwight Co Inc	31,165	1,663	Clean Harbors Inc (a)	302	17
Clorox Co/The	18,318	2,445	Waste Management Inc	1,708	129
Kimberly-Clark Corp	2,659	327			$146
Spectrum Brands Holdings Inc	170	20	Food - 1.77%
		$4,512	Blue Buffalo Pet Products Inc (a)	609	14
Cosmetics & Personal Care - 0.78%			Campbell Soup Co	789	42
Colgate-Palmolive Co	633	46	General Mills Inc	1,919	107
Estee Lauder Cos Inc/The	27,457	2,718	Hershey Co/The	821	86
Procter & Gamble Co/The	20,016	1,818	Hormel Foods Corp	56,698	1,937
		$4,582	Kellogg Co	1,507	102
Distribution & Wholesale - 0.53%			Kroger Co/The	7,794	191
Fastenal Co	69,267	2,976	Lamb Weston Holdings Inc	232	10
HD Supply Holdings Inc (a)	1,401	46	McCormick & Co Inc/MD	65,952	6,286
LKQ Corp (a)	391	13	Mondelez International Inc	29,725	1,309
Pool Corp	308	33	Pilgrim's Pride Corp (a)	376	9
WW Grainger Inc	342	57	Sprouts Farmers Market Inc (a)	901	22
		$3,125	Sysco Corp	4,545	239
Diversified Financial Services - 4.58%			Whole Foods Market Inc	313	13
Alliance Data Systems Corp	347	84			$10,367
American Express Co	28,568	2,435	Forest Products & Paper - 0.03%
Ameriprise Financial Inc	913	132	International Paper Co	2,992	165
BGC Partners Inc	693	9
CBOE Holdings Inc	29,628	2,801	Hand & Machine Tools - 0.02%
Charles Schwab Corp/The	88,065	3,778	Lincoln Electric Holdings Inc	470	41
Credit Acceptance Corp (a)	72	18	Snap-on Inc	88	13
Eaton Vance Corp	753	37	Stanley Black & Decker Inc	559	79
Federated Investors Inc	295	8			$133
Intercontinental Exchange Inc	1,947	130	Healthcare - Products - 5.32%
Invesco Ltd	446	15	Abbott Laboratories	41,440	2,038
Lazard Ltd	774	36	ABIOMED Inc (a)	4,700	696
Legg Mason Inc	197	8	Align Technology Inc (a)	555	93
LPL Financial Holdings Inc	630	29	Baxter International Inc	549	33
Mastercard Inc	62,001	7,924	Becton Dickinson and Co	1,523	307
Raymond James Financial Inc	251	21	Boston Scientific Corp (a)	59,477	1,583
SEI Investments Co	884	50	Bruker Corp	490	14
T Rowe Price Group Inc	278	23	Cooper Cos Inc/The	16,989	4,143
TD Ameritrade Holding Corp	1,502	68	CR Bard Inc	518	166
Visa Inc	92,926	9,252	Danaher Corp	46,890	3,821
		$26,858	Edwards Lifesciences Corp (a)	25,020	2,882
Electric - 0.00%			Henry Schein Inc (a)	17,924	3,266
NRG Energy Inc	380	9	Hill-Rom Holdings Inc	490	37
			Hologic Inc (a)	33,191	1,467
Electrical Components & Equipment - 0.02%			IDEXX Laboratories Inc (a)	6,581	1,096
AMETEK Inc	358	22	Intuitive Surgical Inc (a)	5,365	5,033
Emerson Electric Co	424	25	Medtronic PLC	466	39
Energizer Holdings Inc	426	20	OPKO Health Inc (a)	234	2
Hubbell Inc	281	33	Patterson Cos Inc	159	7
Universal Display Corp	311	38	Penumbra Inc (a)	7,347	600
		$138	QIAGEN NV (a)	632	21
Electronics - 2.25%			ResMed Inc	961	74
Agilent Technologies Inc	36,821	2,201	Stryker Corp	1,589	234
Allegion PLC	716	58	Teleflex Inc	73	15
			Thermo Fisher Scientific Inc	1,213	213

See accompanying notes

Schedule of Investments LargeCap Growth Fund II July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Products (continued)			Iron & Steel - 0.00%
Varian Medical Systems Inc (a)	33,664	$3,269	Steel Dynamics Inc	403	$14
West Pharmaceutical Services Inc	533	47
		$31,196	Leisure Products & Services - 0.01%
Healthcare - Services - 2.65%			Brunswick Corp/DE	554	31
Aetna Inc	778	120	Harley-Davidson Inc	877	43
Centene Corp (a)	229	18			$74
Cigna Corp	1,500	260	Lodging - 0.50%
HCA Healthcare Inc (a)	304	24	Choice Hotels International Inc	309	20
Humana Inc	947	219	Extended Stay America Inc	901	18
Laboratory Corp of America Holdings (a)	25,340	4,027	Hilton Grand Vacations Inc (a)	511	19
LifePoint Health Inc (a)	131	8	Hilton Worldwide Holdings Inc	1,200	75
Quest Diagnostics Inc	9,569	1,036	Las Vegas Sands Corp	34,997	2,156
Quintiles IMS Holdings Inc (a)	594	54	Marriott International Inc/MD	4,453	464
UnitedHealth Group Inc	40,901	7,846	MGM Resorts International	406	13
WellCare Health Plans Inc (a)	10,822	1,915	Wyndham Worldwide Corp	716	75
		$15,527	Wynn Resorts Ltd	552	71
Holding Companies - Diversified - 0.00%					$2,911
Leucadia National Corp	634	17	Machinery - Construction & Mining - 0.39%
			BWX Technologies Inc	783	42
Home Builders - 0.03%			Caterpillar Inc	19,862	2,263
DR Horton Inc	1,377	49			$2,305
NVR Inc (a)	24	63	Machinery - Diversified - 0.84%
PulteGroup Inc	733	18	Cognex Corp	626	60
Thor Industries Inc	370	39	Cummins Inc	15,332	2,574
Toll Brothers Inc	609	23	Deere & Co	1,488	191
		$192	Graco Inc	432	50
Home Furnishings - 0.01%			IDEX Corp	527	61
Leggett & Platt Inc	769	37	Middleby Corp/The (a)	411	54
Tempur Sealy International Inc (a)	169	10	Nordson Corp	439	56
Whirlpool Corp	55	10	Rockwell Automation Inc	1,270	210
		$57	Roper Technologies Inc	445	103
Housewares - 0.02%			Wabtec Corp/DE	19,513	1,470
Scotts Miracle-Gro Co/The	334	32	Welbilt Inc (a)	954	19
Toro Co/The	801	57	Xylem Inc/NY	696	39
Tupperware Brands Corp	401	24	Zebra Technologies Corp (a)	394	40
		$113			$4,927
Insurance - 1.89%			Media - 4.92%
Allstate Corp/The	1,034	94	AMC Networks Inc (a)	441	28
American International Group Inc	1,144	75	Cable One Inc	37	28
Aon PLC	1,813	250	CBS Corp	1,668	110
Arch Capital Group Ltd (a)	130	13	Charter Communications Inc (a)	623	244
Arthur J Gallagher & Co	834	49	Comcast Corp - Class A	374,005	15,129
Aspen Insurance Holdings Ltd	197	10	DISH Network Corp (a)	12,743	816
Assurant Inc	110	12	FactSet Research Systems Inc	252	42
Berkshire Hathaway Inc - Class B (a)	24,990	4,372	Liberty Media Corp-Liberty Formula One - C	20,471	720
Erie Indemnity Co	127	16	Shares (a)
Marsh & McLennan Cos Inc	75,963	5,922	Scripps Networks Interactive Inc	371	32
Progressive Corp/The	4,491	212	Sirius XM Holdings Inc	235,429	1,379
RenaissanceRe Holdings Ltd	40	6	Twenty-First Century Fox Inc - A Shares	247	7
Voya Financial Inc	151	6	Twenty-First Century Fox Inc - B Shares	358	10
XL Group Ltd	606	27	Walt Disney Co/The	93,624	10,293
		$11,064			$28,838
Internet - 12.20%			Mining - 0.01%
Alphabet Inc - A Shares (a)	33,544	31,715	Freeport-McMoRan Inc (a)	1,958	29
Alphabet Inc - C Shares (a)	2,065	1,921	Southern Copper Corp	557	22
Amazon.com Inc (a)	15,248	15,061			$51
CDW Corp/DE	26,200	1,662	Miscellaneous Manufacturers - 2.49%
Expedia Inc	24,897	3,896	3M Co	42,761	8,602
F5 Networks Inc (a)	21,644	2,614	AO Smith Corp	1,070	57
Facebook Inc (a)	37,467	6,342	AptarGroup Inc	162	13
GoDaddy Inc (a)	742	32	Donaldson Co Inc	977	46
IAC/InterActiveCorp (a)	518	54	Dover Corp	197	17
Liberty Expedia Holdings Inc (a)	173	10	General Electric Co	7,074	181
Match Group Inc (a)	822	15	Hexcel Corp	490	25
Netflix Inc (a)	1,918	348	Illinois Tool Works Inc	26,064	3,667
Palo Alto Networks Inc (a)	31,461	4,146	Ingersoll-Rand PLC	1,602	141
Priceline Group Inc/The (a)	230	467	Parker-Hannifin Corp	11,242	1,867
Symantec Corp	38,338	1,188			$14,616
VeriSign Inc (a)	19,869	2,010	Oil & Gas - 0.22%
		$71,481	Antero Resources Corp (a)	838	17
			Apache Corp	175	9
			Cabot Oil & Gas Corp	2,222	55
			Chesapeake Energy Corp (a)	943	5

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Oil & Gas (continued)			REITS (continued)
Cimarex Energy Co	603	$60	Taubman Centers Inc	267	$15
Concho Resources Inc (a)	7,375	961			$8,600
Continental Resources Inc/OK (a)	292	10	Retail - 7.92%
Devon Energy Corp	376	12	AutoZone Inc (a)	162	87
Diamondback Energy Inc (a)	185	18	Burlington Stores Inc (a)	324	28
EOG Resources Inc	350	33	CarMax Inc (a)	1,220	81
Laredo Petroleum Inc (a)	1,276	17	Chipotle Mexican Grill Inc (a)	7,111	2,444
Newfield Exploration Co (a)	1,367	39	Coach Inc	29,568	1,394
Parsley Energy Inc (a)	1,093	32	Copart Inc (a)	1,525	48
Rice Energy Inc (a)	606	17	Costco Wholesale Corp	15,498	2,457
RSP Permian Inc (a)	533	18	Darden Restaurants Inc	23,756	1,992
		$1,303	Dick's Sporting Goods Inc	501	19
Oil & Gas Services - 0.20%			Dollar General Corp	2,472	186
Halliburton Co	27,331	1,160	Dollar Tree Inc (a)	37,167	2,679
RPC Inc	542	11	Domino's Pizza Inc	338	63
		$1,171	Dunkin' Brands Group Inc	693	37
Packaging & Containers - 0.05%			Floor & Decor Holdings Inc (a)	65	2
Berry Global Group Inc (a)	945	53	Foot Locker Inc	142	7
Crown Holdings Inc (a)	707	42	Gap Inc/The	280	7
Graphic Packaging Holding Co	1,851	24	Genuine Parts Co	395	34
Owens-Illinois Inc (a)	1,064	25	Home Depot Inc/The	60,579	9,062
Packaging Corp of America	664	73	Liberty Interactive Corp QVC Group (a)	1,692	41
Sealed Air Corp	771	34	Lowe's Cos Inc	4,010	310
Silgan Holdings Inc	644	20	McDonald's Corp	41,918	6,503
		$271	Michaels Cos Inc/The (a)	678	14
Pharmaceuticals - 3.19%			MSC Industrial Direct Co Inc	202	14
AbbVie Inc	93,988	6,570	Nordstrom Inc	815	40
ACADIA Pharmaceuticals Inc (a)	623	19	Nu Skin Enterprises Inc	116	7
Agios Pharmaceuticals Inc (a)	247	14	O'Reilly Automotive Inc (a)	5,380	1,099
Alkermes PLC (a)	983	53	Ross Stores Inc	1,798	99
AmerisourceBergen Corp	1,113	104	Sally Beauty Holdings Inc (a)	363	7
Bristol-Myers Squibb Co	19,519	1,111	Starbucks Corp	93,057	5,023
Eli Lilly & Co	6,513	538	TJX Cos Inc/The	113,794	8,001
Express Scripts Holding Co (a)	15,250	956	Tractor Supply Co	848	48
Herbalife Ltd (a)	459	30	Ulta Beauty Inc (a)	404	101
Johnson & Johnson	66,602	8,840	Walgreens Boots Alliance Inc	2,499	202
McKesson Corp	229	37	Wal-Mart Stores Inc	50,700	4,056
Merck & Co Inc	1,191	76	Wendy's Co/The	1,552	24
Neurocrine Biosciences Inc (a)	563	27	Williams-Sonoma Inc	185	9
Premier Inc (a)	255	9	Yum China Holdings Inc (a)	2,189	78
TESARO Inc (a)	239	30	Yum! Brands Inc	1,631	123
VCA Inc (a)	568	53			$46,426
Zoetis Inc	3,369	211	Semiconductors - 3.54%
		$18,678	Analog Devices Inc	1,690	134
Pipelines - 0.02%			Applied Materials Inc	93,243	4,132
ONEOK Inc	1,442	81	ASML Holding NV - NY Reg Shares	22,799	3,427
Williams Cos Inc/The	780	25	Broadcom Ltd	14,910	3,678
		$106	Cypress Semiconductor Corp	521	7
Real Estate - 0.01%			Intel Corp	149,000	5,285
CBRE Group Inc (a)	940	36	IPG Photonics Corp (a)	290	44
			KLA-Tencor Corp	1,106	103
REITS - 1.47%			Lam Research Corp	2,210	352
American Tower Corp	3,417	466	Maxim Integrated Products Inc	44,273	2,011
Boston Properties Inc	174	21	Microchip Technology Inc	1,475	118
			Micron Technology Inc (a)	3,703	104
CoreSite Realty Corp	245	26	Microsemi Corp (a)	758	40
Crown Castle International Corp	2,666	268
CubeSmart	981	24	NVIDIA Corp	2,658	432
			NXP Semiconductors NV (a)	883	97
Digital Realty Trust Inc	755	87	ON Semiconductor Corp (a)	3,077	46
Douglas Emmett Inc	883	34	Qorvo Inc (a)	490	34
Equinix Inc	551	248
Equity LifeStyle Properties Inc	572	50	Skyworks Solutions Inc	1,277	134
Equity Residential	55,656	3,788	Teradyne Inc	1,458	50
Extra Space Storage Inc	716	57	Texas Instruments Inc	4,666	380
Federal Realty Investment Trust	194	26	Xilinx Inc	1,643	104
Gaming and Leisure Properties Inc	549	21			$20,712
Hudson Pacific Properties Inc	175	6	Shipbuilding - 0.01%
Iron Mountain Inc	1,499	55	Huntington Ingalls Industries Inc	281	58
Lamar Advertising Co	513	36
Outfront Media Inc	336	8	Software - 10.04%
Public Storage	692	142	Activision Blizzard Inc	70,791	4,373
SBA Communications Corp (a)	21,858	3,007	Adobe Systems Inc (a)	3,843	563
Simon Property Group Inc	1,317	209	ANSYS Inc (a)	633	82
Tanger Factory Outlet Centers Inc	249	6

See accompanying notes

Schedule of Investments LargeCap Growth Fund II July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)

Software (continued)			(a) Non-Income Producing Security
Atlassian Corp PLC (a)	576	$21
Autodesk Inc (a)	789	87
Black Knight Financial Services Inc (a)	368	16
Broadridge Financial Solutions Inc	46,975	3,564	Portfolio Summary (unaudited)
Cadence Design Systems Inc (a)	2,094	77	Sector	Percent
Cerner Corp (a)	28,210	1,816	Consumer, Non-cyclical	25.15%
Citrix Systems Inc (a)	28,926	2,284	Technology	19.50%
Dun & Bradstreet Corp/The	144	16	Communications	18.58%
Electronic Arts Inc (a)	22,477	2,624	Consumer, Cyclical	11.39%
Fidelity National Information Services Inc	870	79	Industrial	11.36%
First Data Corp (a)	2,873	54	Financial	8.45%
Fiserv Inc (a)	23,687	3,043	Investment Companies	4.34%
Guidewire Software Inc (a)	230	17	Basic Materials	0.74%
Intuit Inc	2,202	302	Energy	0.44%
Jack Henry & Associates Inc	573	61	Utilities	0.00%
Manhattan Associates Inc (a)	577	26	Diversified	0.00%
Microsoft Corp	333,575	24,251	Other Assets and Liabilities	0.05%
MSCI Inc	577	63	TOTAL NET ASSETS	100.00%
Oracle Corp	147,015	7,341
Paychex Inc	2,205	128
PTC Inc (a)	783	43
Red Hat Inc (a)	1,237	122
salesforce.com Inc (a)	37,876	3,439
ServiceNow Inc (a)	1,132	125
Splunk Inc (a)	35,865	2,152
SS&C Technologies Holdings Inc	1,259	49
Synopsys Inc (a)	219	17
Take-Two Interactive Software Inc (a)	779	62
Tyler Technologies Inc (a)	251	43
Veeva Systems Inc (a)	786	50
VMware Inc (a)	19,088	1,770
Workday Inc (a)	855	87
		$58,847
Telecommunications - 1.08%
Arista Networks Inc (a)	394	59
CommScope Holding Co Inc (a)	727	27
LogMeIn Inc	6,920	806
Motorola Solutions Inc	165	15
T-Mobile US Inc (a)	1,172	72
Verizon Communications Inc	110,007	5,324
Zayo Group Holdings Inc (a)	1,199	39
		$6,342
Textiles - 0.00%
Mohawk Industries Inc (a)	46	11

Toys, Games & Hobbies - 0.01%
Hasbro Inc	609	65

Transportation - 3.12%
CH Robinson Worldwide Inc	968	63
CSX Corp	6,244	308
Expeditors International of Washington Inc	97,749	5,755
FedEx Corp	15,057	3,133
Landstar System Inc	363	30
Old Dominion Freight Line Inc	316	30
Union Pacific Corp	59,105	6,085
United Parcel Service Inc	3,225	356
XPO Logistics Inc (a)	41,896	2,519
		$18,279
TOTAL COMMON STOCKS		$560,346
INVESTMENT COMPANIES - 4.34%	Shares Held	Value (000's)
Money Market Funds - 4.34%
Cash Account Trust - Government & Agency	406,432	407
Portfolio - Government Cash Managed
First American Government Obligations Fund	10,484,391	10,484
Morgan Stanley Institutional Liquidity Funds -	14,567,838	14,568
Government Portfolio
		$25,459
TOTAL INVESTMENT COMPANIES		$25,459
Total Investments		$585,805
Other Assets and Liabilities - 0.05%		$293
TOTAL NET ASSETS - 100.00%		$586,098

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
July 31, 2017 (unaudited)

Futures Contracts

								Unrealized
Type	Long/Short		Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
S&P 500 Emini; September 2017		Long	216	$26,365	$26,654			$289
Total								$289

Amounts in thousands except contracts

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value		Asset	Liability
UBS AG	09/29/2017	EUR	103,451	$118	$123		$5	$—
Total							$5	$—
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value		Asset	Liability
UBS AG	09/29/2017	EUR	2,658,077	$3,009	$3,157	$	— $	(148)
Total						$	— $	(148)

Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments LargeCap S&P 500 Index Fund July 31, 2017 (unaudited)

COMMON STOCKS - 99.06%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.13%			Beverages (continued)
Interpublic Group of Cos Inc/The	100,258	$2,167	Coca-Cola Co/The	975,737	$44,728
Omnicom Group Inc	59,058	4,650	Constellation Brands Inc	43,504	8,412
		$6,817	Dr Pepper Snapple Group Inc	46,642	4,252
Aerospace & Defense - 2.43%			Molson Coors Brewing Co	46,857	4,169
Arconic Inc	111,845	2,773	Monster Beverage Corp (a)	102,297	5,396
Boeing Co/The	142,436	34,535	PepsiCo Inc	362,478	42,269
General Dynamics Corp	71,958	14,128			$111,443
Harris Corp	30,935	3,541	Biotechnology - 2.58%
L3 Technologies Inc	19,760	3,457	Alexion Pharmaceuticals Inc (a)	56,981	7,826
Lockheed Martin Corp	63,163	18,452	Amgen Inc	186,730	32,586
Northrop Grumman Corp	44,297	11,656	Biogen Inc (a)	54,204	15,697
Raytheon Co	73,860	12,687	Celgene Corp (a)	198,132	26,829
Rockwell Collins Inc	41,204	4,389	Gilead Sciences Inc	331,579	25,230
TransDigm Group Inc	12,408	3,501	Illumina Inc (a)	37,047	6,441
United Technologies Corp	189,078	22,419	Incyte Corp (a)	43,127	5,748
		$131,538	Regeneron Pharmaceuticals Inc (a)	19,334	9,505
Agriculture - 1.55%			Vertex Pharmaceuticals Inc (a)	63,200	9,595
Altria Group Inc	490,151	31,845			$139,457
Archer-Daniels-Midland Co	144,805	6,108	Building Materials - 0.42%
Philip Morris International Inc	394,106	45,996	Fortune Brands Home & Security Inc	39,037	2,563
		$83,949	Johnson Controls International plc	238,043	9,272
Airlines - 0.58%			Martin Marietta Materials Inc	15,892	3,598
Alaska Air Group Inc	31,364	2,673	Masco Corp	81,186	3,096
American Airlines Group Inc	124,993	6,305	Vulcan Materials Co	33,534	4,129
Delta Air Lines Inc	186,768	9,219			$22,658
Southwest Airlines Co	153,432	8,517	Chemicals - 1.91%
United Continental Holdings Inc (a)	71,502	4,839	Air Products & Chemicals Inc	55,247	7,853
		$31,553	Albemarle Corp	28,102	3,254
Apparel - 0.58%			CF Industries Holdings Inc	59,156	1,736
Hanesbrands Inc	92,402	2,118	Dow Chemical Co/The	285,204	18,322
Michael Kors Holdings Ltd (a)	39,543	1,441	Eastman Chemical Co	37,002	3,077
NIKE Inc	336,272	19,857	EI du Pont de Nemours & Co	220,007	18,087
Ralph Lauren Corp	13,985	1,058	FMC Corp	34,002	2,597
Under Armour Inc - Class A (a)	46,860	938	International Flavors & Fragrances Inc	20,038	2,669
Under Armour Inc - Class C (a)	46,776	847	LyondellBasell Industries NV	83,813	7,551
VF Corp	81,291	5,055	Monsanto Co	111,346	13,008
		$31,314	Mosaic Co/The	89,070	2,150
Automobile Manufacturers - 0.55%			PPG Industries Inc	65,009	6,842
Ford Motor Co	992,441	11,135	Praxair Inc	72,536	9,441
General Motors Co	348,459	12,538	Sherwin-Williams Co/The	20,559	6,934
PACCAR Inc	89,136	6,101			$103,521
		$29,774	Commercial Services - 1.68%
Automobile Parts & Equipment - 0.19%			Automatic Data Processing Inc	113,529	13,500
BorgWarner Inc	50,619	2,366	Cintas Corp	21,914	2,955
Delphi Automotive PLC	67,976	6,147	Ecolab Inc	66,238	8,721
Goodyear Tire & Rubber Co/The	63,892	2,013	Equifax Inc	30,503	4,436
			Gartner Inc (a)	22,947	2,945
		$10,526
Banks - 7.71%			Global Payments Inc	38,692	3,651
Bank of America Corp	2,525,272	60,910	H&R Block Inc	52,567	1,603
			IHS Markit Ltd (a)	80,529	3,757
Bank of New York Mellon Corp/The	263,866	13,993
BB&T Corp	205,882	9,742	Moody's Corp	42,231	5,559
Capital One Financial Corp	122,552	10,562	Nielsen Holdings PLC	85,224	3,665
			PayPal Holdings Inc (a)	283,479	16,598
Citigroup Inc	698,633	47,821	Quanta Services Inc (a)	37,583	1,268
Citizens Financial Group Inc	128,534	4,509
Comerica Inc	44,897	3,247	Robert Half International Inc	32,270	1,460
Fifth Third Bancorp	190,378	5,083	S&P Global Inc	65,416	10,047
Goldman Sachs Group Inc/The	92,890	20,931	Total System Services Inc	42,028	2,667
			United Rentals Inc (a)	21,444	2,551
Huntington Bancshares Inc/OH	275,854	3,655	Verisk Analytics Inc (a)	39,018	3,405
JPMorgan Chase & Co	901,516	82,759
KeyCorp	278,135	5,018	Western Union Co/The	119,580	2,362
M&T Bank Corp	39,042	6,370			$91,150
Morgan Stanley	361,421	16,951	Computers - 5.41%
Northern Trust Corp	54,761	4,792	Accenture PLC - Class A	157,344	20,269
PNC Financial Services Group Inc/The	122,788	15,815	Apple Inc	1,323,001	196,770
Regions Financial Corp	305,020	4,453	Cognizant Technology Solutions Corp	149,456	10,360
State Street Corp	89,740	8,366	CSRA Inc	36,867	1,202
SunTrust Banks Inc	122,681	7,028	DXC Technology Co	71,852	5,632
US Bancorp	401,978	21,216	Hewlett Packard Enterprise Co	422,443	7,397
Wells Fargo & Co	1,141,252	61,559	HP Inc	427,143	8,158
Zions Bancorporation	51,416	2,330	International Business Machines Corp	216,939	31,385
		$417,110	NetApp Inc	68,753	2,985
Beverages - 2.06%			Seagate Technology PLC	75,363	2,484
Brown-Forman Corp - B Shares	44,884	2,217

See accompanying notes

     Schedule of Investments LargeCap S&P 500 Index Fund July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Computers (continued)			Electronics - 1.29%
Western Digital Corp	73,902	$6,291	Agilent Technologies Inc	81,783	$4,890
		$292,933	Allegion PLC	24,175	1,964
Consumer Products - 0.39%			Amphenol Corp	77,549	5,942
Avery Dennison Corp	22,471	2,088	Corning Inc	233,506	6,804
Church & Dwight Co Inc	63,247	3,374	FLIR Systems Inc	34,625	1,292
Clorox Co/The	32,681	4,363	Fortive Corp	76,511	4,953
Kimberly-Clark Corp	90,062	11,092	Garmin Ltd	29,112	1,461
		$20,917	Honeywell International Inc	193,441	26,331
			Mettler-Toledo International Inc (a)	6,552	3,755
Cosmetics & Personal Care - 1.54%
Colgate-Palmolive Co	224,134	16,183	PerkinElmer Inc	27,922	1,838
Coty Inc	119,518	2,448	TE Connectivity Ltd	90,087	7,242
			Waters Corp (a)	20,309	3,523
Estee Lauder Cos Inc/The	56,806	5,623
Procter & Gamble Co/The	648,988	58,941			$69,995
		$83,195	Engineering & Construction - 0.06%
Distribution & Wholesale - 0.15%			Fluor Corp	35,469	1,540
Fastenal Co	73,400	3,153	Jacobs Engineering Group Inc	30,557	1,611
LKQ Corp (a)	78,226	2,704			$3,151
WW Grainger Inc	13,634	2,273	Environmental Control - 0.24%
		$8,130	Republic Services Inc	58,335	3,746
			Stericycle Inc (a)	21,637	1,668
Diversified Financial Services - 3.46%
Affiliated Managers Group Inc	14,362	2,669	Waste Management Inc	103,137	7,751
Alliance Data Systems Corp	14,127	3,411			$13,165
American Express Co	190,507	16,237	Food - 1.50%
Ameriprise Financial Inc	38,684	5,604	Campbell Soup Co	48,658	2,571
BlackRock Inc	30,764	13,122	Conagra Brands Inc	102,571	3,512
CBOE Holdings Inc	23,313	2,204	General Mills Inc	146,192	8,137
Charles Schwab Corp/The	308,758	13,246	Hershey Co/The	35,522	3,741
CME Group Inc	86,220	10,572	Hormel Foods Corp	68,447	2,339
Discover Financial Services	96,472	5,879	JM Smucker Co/The	29,542	3,601
E*TRADE Financial Corp (a)	69,698	2,857	Kellogg Co	63,995	4,352
Franklin Resources Inc	86,884	3,891	Kraft Heinz Co/The	151,396	13,241
Intercontinental Exchange Inc	150,236	10,022	Kroger Co/The	231,570	5,678
Invesco Ltd	103,239	3,590	McCormick & Co Inc/MD	28,731	2,738
Mastercard Inc	238,013	30,418	Mondelez International Inc	385,005	16,948
Nasdaq Inc	28,920	2,151	Sysco Corp	124,940	6,574
Navient Corp	72,302	1,066	Tyson Foods Inc	73,128	4,633
Raymond James Financial Inc	32,524	2,706	Whole Foods Market Inc	81,088	3,386
Synchrony Financial	195,449	5,926			$81,451
T Rowe Price Group Inc	61,221	5,064	Forest Products & Paper - 0.11%
Visa Inc	468,482	46,642	International Paper Co	104,771	5,760
		$187,277
Electric - 2.91%			Gas - 0.17%
AES Corp/VA	167,510	1,873	NiSource Inc	82,073	2,139
Alliant Energy Corp	57,809	2,343	Sempra Energy	63,647	7,193
Ameren Corp	61,567	3,454			$9,332
American Electric Power Co Inc	124,770	8,801	Hand & Machine Tools - 0.14%
CenterPoint Energy Inc	109,356	3,083	Snap-on Inc	14,704	2,267
CMS Energy Corp	71,164	3,291	Stanley Black & Decker Inc	38,816	5,461
Consolidated Edison Inc	77,489	6,421			$7,728
Dominion Energy Inc	159,604	12,318	Healthcare - Products - 3.22%
DTE Energy Co	45,519	4,873	Abbott Laboratories	440,321	21,655
Duke Energy Corp	177,594	15,117	Align Technology Inc (a)	19,160	3,204
Edison International	82,673	6,505	Baxter International Inc	123,768	7,485
Entergy Corp	45,539	3,494	Becton Dickinson and Co	57,690	11,619
Eversource Energy	80,409	4,888	Boston Scientific Corp (a)	347,482	9,250
Exelon Corp	234,995	9,010	Cooper Cos Inc/The	12,397	3,023
FirstEnergy Corp	112,598	3,593	CR Bard Inc	18,376	5,891
NextEra Energy Inc	118,795	17,355	Danaher Corp	154,995	12,631
NRG Energy Inc	80,205	1,975	DENTSPLY SIRONA Inc	58,166	3,608
PG&E Corp	129,566	8,770	Edwards Lifesciences Corp (a)	53,236	6,132
Pinnacle West Capital Corp	28,307	2,455	Henry Schein Inc (a)	20,129	3,668
PPL Corp	173,354	6,645	Hologic Inc (a)	71,052	3,141
Public Service Enterprise Group Inc	128,365	5,772	IDEXX Laboratories Inc (a)	22,360	3,722
SCANA Corp	36,265	2,334	Intuitive Surgical Inc (a)	9,348	8,771
Southern Co/The	252,377	12,096	Medtronic PLC	347,352	29,167
WEC Energy Group Inc	80,077	5,042	Patterson Cos Inc	20,704	864
Xcel Energy Inc	128,843	6,095	ResMed Inc	35,888	2,768
		$157,603	Stryker Corp	78,718	11,579
Electrical Components & Equipment - 0.29%			Thermo Fisher Scientific Inc	99,271	17,425
Acuity Brands Inc	11,190	2,268	Varian Medical Systems Inc (a)	23,324	2,265
AMETEK Inc	58,389	3,596	Zimmer Biomet Holdings Inc	51,060	6,195
Emerson Electric Co	163,535	9,748			$174,063
		$15,612

See accompanying notes

     Schedule of Investments LargeCap S&P 500 Index Fund July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Services - 2.15%			Leisure Products & Services (continued)
Aetna Inc	84,168	$12,988	Royal Caribbean Cruises Ltd	42,568	$4,813
Anthem Inc	67,239	12,521			$14,067
Centene Corp (a)	43,714	3,472	Lodging - 0.39%
Cigna Corp	64,963	11,275	Hilton Worldwide Holdings Inc	51,993	3,251
DaVita Inc (a)	39,503	2,559	Marriott International Inc/MD	78,837	8,214
Envision Healthcare Corp (a)	29,805	1,682	MGM Resorts International	122,170	4,023
HCA Healthcare Inc (a)	72,619	5,834	Wyndham Worldwide Corp	26,479	2,764
Humana Inc	36,619	8,466	Wynn Resorts Ltd	20,260	2,620
Laboratory Corp of America Holdings (a)	25,958	4,125
					$20,872
Quest Diagnostics Inc	34,719	3,760	Machinery - Construction & Mining - 0.32%
UnitedHealth Group Inc	244,527	46,903	Caterpillar Inc	149,497	17,035
Universal Health Services Inc	22,687	2,514
		$116,099	Machinery - Diversified - 0.58%
Holding Companies - Diversified - 0.04%			Cummins Inc	39,213	6,584
Leucadia National Corp	82,172	2,139	Deere & Co	74,671	9,579
			Flowserve Corp	33,143	1,363
Home Builders - 0.14%			Rockwell Automation Inc	32,691	5,395
DR Horton Inc	86,725	3,095	Roper Technologies Inc	25,890	6,018
Lennar Corp - A Shares	51,558	2,704	Xylem Inc/NY	45,602	2,587
PulteGroup Inc	72,052	1,759			$31,526
		$7,558	Media - 2.98%
Home Furnishings - 0.09%			CBS Corp	93,470	6,153
Leggett & Platt Inc	33,572	1,617	Charter Communications Inc (a)	54,729	21,449
Whirlpool Corp	18,769	3,339	Comcast Corp - Class A	1,200,916	48,577
		$4,956	Discovery Communications Inc - A Shares (a)	39,019	960
Housewares - 0.12%			Discovery Communications Inc - C Shares (a)	53,498	1,237
Newell Brands Inc	122,585	6,463	DISH Network Corp (a)	57,721	3,696
			News Corp - A Shares	96,977	1,388
Insurance - 4.26%			News Corp - B Shares	30,393	447
Aflac Inc	100,699	8,031	Scripps Networks Interactive Inc	24,335	2,127
Allstate Corp/The	92,495	8,417	Time Warner Inc	196,790	20,155
American International Group Inc	223,167	14,606	Twenty-First Century Fox Inc - A Shares	267,027	7,771
Aon PLC	66,499	9,188	Twenty-First Century Fox Inc - B Shares	123,600	3,546
Arthur J Gallagher & Co	45,541	2,677	Viacom Inc - B Shares	89,395	3,122
Assurant Inc	13,902	1,464	Walt Disney Co/The	369,139	40,579
Berkshire Hathaway Inc - Class B (a)	481,990	84,334			$161,207
Chubb Ltd	118,481	17,353	Mining - 0.18%
Cincinnati Financial Corp	38,027	2,896	Freeport-McMoRan Inc (a)	337,755	4,938
Everest Re Group Ltd	10,421	2,734	Newmont Mining Corp	135,306	5,029
Hartford Financial Services Group Inc/The	93,217	5,127			$9,967
Lincoln National Corp	56,910	4,158	Miscellaneous Manufacturers - 2.40%
Loews Corp	70,058	3,410	3M Co	151,638	30,505
Marsh & McLennan Cos Inc	130,765	10,196	AO Smith Corp	37,268	1,996
MetLife Inc	274,161	15,079	Dover Corp	39,500	3,318
Progressive Corp/The	147,401	6,947	Eaton Corp PLC	113,501	8,882
Prudential Financial Inc	108,857	12,326	General Electric Co	2,209,817	56,593
Torchmark Corp	27,605	2,180	Illinois Tool Works Inc	78,892	11,101
Travelers Cos Inc/The	70,901	9,082	Ingersoll-Rand PLC	64,965	5,709
Unum Group	57,908	2,903	Parker-Hannifin Corp	33,794	5,609
Willis Towers Watson PLC	32,246	4,801	Pentair PLC	42,544	2,683
XL Group Ltd	66,339	2,945	Textron Inc	67,925	3,337
		$230,854			$129,733
Internet - 7.61%			Office & Business Equipment - 0.03%
Alphabet Inc - A Shares (a)	75,522	71,406
Alphabet Inc - C Shares (a)	75,716	70,454	Xerox Corp	54,170	1,661
Amazon.com Inc (a)	100,666	99,436
eBay Inc (a)	255,415	9,126	Oil & Gas - 4.74%
			Anadarko Petroleum Corp	142,184	6,494
Expedia Inc	30,847	4,827	Apache Corp	96,518	4,776
F5 Networks Inc (a)	16,418	1,982	Cabot Oil & Gas Corp	118,125	2,938
Facebook Inc (a)	599,793	101,515	Chesapeake Energy Corp (a)	193,550	960
Netflix Inc (a)	109,365	19,867
Priceline Group Inc/The (a)	12,477	25,310	Chevron Corp	480,740	52,492
			Cimarex Energy Co	24,133	2,390
Symantec Corp	154,339	4,783	Concho Resources Inc (a)	37,596	4,897
TripAdvisor Inc (a)	28,022	1,093
VeriSign Inc (a)	22,401	2,266	ConocoPhillips	313,912	14,242
			Devon Energy Corp	133,395	4,443
		$412,065	EOG Resources Inc	146,480	13,936
Iron & Steel - 0.09%			EQT Corp	43,978	2,801
Nucor Corp	80,958	4,669	Exxon Mobil Corp	1,075,197	86,059
			Helmerich & Payne Inc	27,548	1,394
Leisure Products & Services - 0.26%			Hess Corp	68,570	3,054
Carnival Corp	106,208	7,092	Marathon Oil Corp	215,683	2,638
Harley-Davidson Inc	44,415	2,162	Marathon Petroleum Corp	131,628	7,370
			Newfield Exploration Co (a)	50,545	1,452

See accompanying notes

     Schedule of Investments LargeCap S&P 500 Index Fund July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Oil & Gas (continued)			REITS (continued)
Noble Energy Inc	115,503	$3,339	UDR Inc	67,850	$2,652
Occidental Petroleum Corp	194,011	12,015	Ventas Inc	90,048	6,065
Phillips 66	111,314	9,323	Vornado Realty Trust	43,709	3,468
Pioneer Natural Resources Co	43,160	7,039	Welltower Inc	92,914	6,819
Range Resources Corp	47,747	1,008	Weyerhaeuser Co	190,639	6,295
Tesoro Corp	38,348	3,817			$155,551
Valero Energy Corp	113,483	7,827	Retail - 5.44%
		$256,704	Advance Auto Parts Inc	18,738	2,099
Oil & Gas Services - 0.81%			AutoNation Inc (a)	16,702	708
Baker Hughes a GE Co	107,965	3,983	AutoZone Inc (a)	7,143	3,856
Halliburton Co	220,220	9,346	Best Buy Co Inc	67,323	3,928
National Oilwell Varco Inc	96,435	3,154	CarMax Inc (a)	46,996	3,113
Schlumberger Ltd	352,576	24,187	Chipotle Mexican Grill Inc (a)	7,273	2,500
TechnipFMC PLC (a)	118,396	3,379	Coach Inc	71,335	3,363
		$44,049	Costco Wholesale Corp	111,292	17,641
Packaging & Containers - 0.22%			CVS Health Corp	258,516	20,663
Ball Corp	88,841	3,722	Darden Restaurants Inc	31,551	2,647
Packaging Corp of America	23,839	2,610	Dollar General Corp	64,017	4,812
Sealed Air Corp	49,687	2,162	Dollar Tree Inc (a)	60,059	4,329
WestRock Co	63,715	3,659	Foot Locker Inc	33,299	1,571
		$12,153	Gap Inc/The	55,855	1,331
Pharmaceuticals - 5.96%			Genuine Parts Co	37,401	3,176
AbbVie Inc	403,850	28,233	Home Depot Inc/The	303,369	45,384
Allergan PLC	85,225	21,505	Kohl's Corp	43,258	1,789
AmerisourceBergen Corp	42,109	3,951	L Brands Inc	61,140	2,836
Bristol-Myers Squibb Co	418,033	23,786	Lowe's Cos Inc	217,730	16,852
Cardinal Health Inc	80,154	6,193	Macy's Inc	77,268	1,835
Eli Lilly & Co	246,384	20,366	McDonald's Corp	206,822	32,086
Express Scripts Holding Co (a)	150,605	9,434	Nordstrom Inc	28,230	1,371
Johnson & Johnson	683,553	90,721	O'Reilly Automotive Inc (a)	23,092	4,718
McKesson Corp	53,516	8,663	PVH Corp	19,793	2,361
Merck & Co Inc	694,042	44,335	Ross Stores Inc	99,469	5,503
Mylan NV (a)	116,963	4,560	Signet Jewelers Ltd	17,356	1,062
Perrigo Co PLC	36,381	2,726	Staples Inc	165,739	1,682
Pfizer Inc (b)	1,514,327	50,215	Starbucks Corp	367,451	19,835
Zoetis Inc	124,538	7,786	Target Corp	139,994	7,933
		$322,474	Tiffany & Co	27,201	2,598
Pipelines - 0.41%			TJX Cos Inc/The	163,229	11,477
Kinder Morgan Inc/DE	487,170	9,953	Tractor Supply Co	32,623	1,831
			Ulta Beauty Inc (a)	14,796	3,717
ONEOK Inc	96,277	5,446
Williams Cos Inc/The	209,665	6,663	Walgreens Boots Alliance Inc	216,688	17,480
		$22,062	Wal-Mart Stores Inc	374,812	29,981
Real Estate - 0.05%			Yum! Brands Inc	83,944	6,336
CBRE Group Inc (a)	76,304	2,899			$294,404
			Savings & Loans - 0.03%
REITS - 2.87%			People's United Financial Inc	87,377	1,524
Alexandria Real Estate Equities Inc	23,110	2,802
American Tower Corp	107,844	14,702	Semiconductors - 3.47%
			Advanced Micro Devices Inc (a)	196,632	2,676
Apartment Investment & Management Co	39,844	1,815
AvalonBay Communities Inc	34,962	6,725	Analog Devices Inc	93,128	7,358
Boston Properties Inc	39,040	4,720	Applied Materials Inc	272,685	12,083
Crown Castle International Corp	102,072	10,266	Broadcom Ltd	101,844	25,121
Digital Realty Trust Inc	40,542	4,676	Intel Corp	1,194,898	42,383
Duke Realty Corp	89,984	2,573	KLA-Tencor Corp	39,778	3,685
Equinix Inc	19,769	8,910	Lam Research Corp	40,932	6,527
Equity Residential	93,164	6,341	Microchip Technology Inc	58,208	4,659
			Micron Technology Inc (a)	263,879	7,420
Essex Property Trust Inc	16,645	4,356
Extra Space Storage Inc	31,950	2,540	NVIDIA Corp	150,979	24,535
			Qorvo Inc (a)	32,250	2,211
Federal Realty Investment Trust	18,330	2,431
GGP Inc	147,813	3,342	QUALCOMM Inc	374,896	19,941
HCP Inc	118,899	3,763	Skyworks Solutions Inc	46,822	4,910
Host Hotels & Resorts Inc	187,708	3,503	Texas Instruments Inc	252,815	20,574
Iron Mountain Inc	62,327	2,271	Xilinx Inc	62,941	3,982
Kimco Realty Corp	108,008	2,180			$188,065
Macerich Co/The	30,220	1,734	Software - 5.36%
Mid-America Apartment Communities Inc	28,819	2,984	Activision Blizzard Inc	175,940	10,870
Prologis Inc	134,566	8,183	Adobe Systems Inc (a)	125,528	18,389
Public Storage	37,937	7,799	Akamai Technologies Inc (a)	43,865	2,068
Realty Income Corp	69,288	3,954	ANSYS Inc (a)	21,694	2,810
Regency Centers Corp	37,114	2,458	Autodesk Inc (a)	49,212	5,452
Simon Property Group Inc	79,218	12,556	CA Inc	79,513	2,468
SL Green Realty Corp	25,839	2,668	Cerner Corp (a)	74,600	4,802
			Citrix Systems Inc (a)	38,353	3,029

See accompanying notes

     Schedule of Investments LargeCap S&P 500 Index Fund July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Portfolio Summary (unaudited)
Software (continued)			Sector	Percent
Electronic Arts Inc (a)	78,668	$9,184	Consumer, Non-cyclical	22.72%
Fidelity National Information Services Inc	83,884	7,652	Financial	18.38%
Fiserv Inc (a)	53,890	6,925	Technology	14.18%
Intuit Inc	61,763	8,475	Communications	13.77%
Microsoft Corp	1,959,064	142,424	Industrial	9.92%
Oracle Corp	762,187	38,056	Consumer, Cyclical	8.65%
Paychex Inc	81,131	4,693	Energy	5.96%
Red Hat Inc (a)	45,110	4,460	Utilities	3.15%
salesforce.com Inc (a)	169,670	15,406	Basic Materials	2.29%
Synopsys Inc (a)	38,141	2,920	Investment Companies	1.03%
		$290,083	Diversified	0.04%
Telecommunications - 3.05%			Other Assets and Liabilities	(0.09)%
AT&T Inc	1,560,041	60,842	TOTAL NET ASSETS	100.00%
CenturyLink Inc	139,260	3,241
Cisco Systems Inc	1,268,753	39,902
Juniper Networks Inc	96,955	2,710
Level 3 Communications Inc (a)	74,277	4,359
Motorola Solutions Inc	41,479	3,761
Verizon Communications Inc	1,035,131	50,100
		$164,915
Textiles - 0.07%
Mohawk Industries Inc (a)	16,029	3,991

Toys, Games & Hobbies - 0.09%
Hasbro Inc	28,547	3,023
Mattel Inc	86,923	1,740
		$4,763
Transportation - 1.53%
CH Robinson Worldwide Inc	35,750	2,345
CSX Corp	234,129	11,552
Expeditors International of Washington Inc	45,716	2,692
FedEx Corp	62,418	12,985
JB Hunt Transport Services Inc	21,768	1,974
Kansas City Southern	26,918	2,778
Norfolk Southern Corp	73,531	8,278
Union Pacific Corp	204,885	21,095
United Parcel Service Inc	174,773	19,276
		$82,975
Water - 0.07%
American Water Works Co Inc	45,215	3,667

TOTAL COMMON STOCKS		$5,362,272
INVESTMENT COMPANIES - 1.03%	Shares Held	Value (000's)
Exchange Traded Funds - 0.15%
iShares Core S&P 500 ETF	33,369	8,291

Money Market Funds - 0.88%
Morgan Stanley Institutional Liquidity Funds -	47,388,004	47,388
Government Portfolio

TOTAL INVESTMENT COMPANIES		$55,679
Total Investments		$5,417,951
Other Assets and Liabilities - (0.09)%		$(4,676)
TOTAL NET ASSETS - 100.00%		$5,413,275

(a) Non-Income Producing Security
(b)		Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $5,549 or 0.10% of net assets.

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2017	Long	32	$3,948	$3,949	$1
Total					$1
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments LargeCap Value Fund July 31, 2017 (unaudited)

COMMON STOCKS - 99.61%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 1.16%			Healthcare - Services (continued)
L3 Technologies Inc	131,100	$22,939	WellCare Health Plans Inc (a)	57,000	$10,088
					$82,307
Airlines - 0.68%			Insurance - 10.07%
Copa Holdings SA	107,100	13,437	Assured Guaranty Ltd	359,600	16,185
			Athene Holding Ltd (a)	407,500	20,591
Automobile Parts & Equipment - 2.00%			Berkshire Hathaway Inc - Class B (a)	319,600	55,920
Allison Transmission Holdings Inc	748,200	28,282	Everest Re Group Ltd	136,400	35,790
Lear Corp	77,200	11,440	Prudential Financial Inc	246,700	27,934
		$39,722	Reinsurance Group of America Inc	58,800	8,244
Banks - 13.12%			Unum Group	698,300	35,006
Bank of America Corp	2,765,000	66,692			$199,670
Citigroup Inc	250,500	17,147	Lodging - 0.52%
JPMorgan Chase & Co	1,164,500	106,901	Extended Stay America Inc	518,200	10,245
SunTrust Banks Inc	998,300	57,192
Wells Fargo & Co	223,000	12,029	Machinery - Diversified - 1.91%
		$259,961	Cummins Inc	225,900	37,929
Biotechnology - 1.83%
Gilead Sciences Inc	477,600	36,341	Media - 3.82%
			Comcast Corp - Class A	1,058,600	42,821
Chemicals - 2.64%			Time Warner Inc	322,000	32,979
Dow Chemical Co/The	499,500	32,088			$75,800
Huntsman Corp	758,100	20,181	Metal Fabrication & Hardware - 0.51%
		$52,269	Timken Co/The	222,500	10,124
Computers - 2.29%
Apple Inc	67,300	10,009	Miscellaneous Manufacturers - 0.82%
DXC Technology Co	123,500	9,680	Parker-Hannifin Corp	97,900	16,249
HP Inc	1,350,000	25,785
		$45,474	Office & Business Equipment - 0.61%
Consumer Products - 1.68%			Xerox Corp	391,650	12,012
Kimberly-Clark Corp	270,100	33,266
			Oil & Gas - 9.85%
Cosmetics & Personal Care - 0.82%			Chevron Corp	603,000	65,842
Procter & Gamble Co/The	179,100	16,266	EOG Resources Inc	309,900	29,484
			Exxon Mobil Corp	487,700	39,035
Distribution & Wholesale - 0.33%			Phillips 66	192,400	16,113
WESCO International Inc (a)	128,000	6,560	Valero Energy Corp	647,600	44,665
					$195,139
Diversified Financial Services - 1.89%			Pharmaceuticals - 6.95%
BGC Partners Inc	506,000	6,381	Johnson & Johnson	521,000	69,147
Franklin Resources Inc	270,200	12,099	Merck & Co Inc	724,100	46,255
Lazard Ltd	406,400	18,983	Pfizer Inc	674,000	22,350
		$37,463			$137,752
Electric - 3.85%			Pipelines - 0.81%
CenterPoint Energy Inc	1,461,800	41,208	Kinder Morgan Inc/DE	781,200	15,960
Entergy Corp	246,900	18,942
Exelon Corp	421,600	16,164	REITS - 5.58%
		$76,314	Annaly Capital Management Inc	1,381,600	16,621
Electronics - 0.80%			Camden Property Trust	127,000	11,392
Agilent Technologies Inc	265,841	15,895	Liberty Property Trust	253,900	10,669
			Park Hotels & Resorts Inc	1,123,600	30,258
Environmental Control - 0.56%			Prologis Inc	686,000	41,716
Waste Management Inc	146,500	11,009			$110,656
			Retail - 5.15%
Food - 2.39%			CVS Health Corp	396,000	31,652
Campbell Soup Co	169,400	8,950	Wal-Mart Stores Inc	879,500	70,351
Ingredion Inc	126,900	15,649			$102,003
Pinnacle Foods Inc	180,000	10,689	Software - 3.72%
Tyson Foods Inc (b)	189,700	12,019	Oracle Corp	1,160,000	57,919
		$47,307	VMware Inc (a)	169,600	15,723
Gas - 0.58%					$73,642
UGI Corp	226,200	11,416	Telecommunications - 4.29%
			AT&T Inc	485,600	18,938
Hand & Machine Tools - 0.91%			Cisco Systems Inc	2,099,760	66,038
Stanley Black & Decker Inc	128,400	18,065			$84,976
			Transportation - 1.31%
Healthcare - Products - 2.01%			Norfolk Southern Corp	231,500	26,062
Baxter International Inc	428,700	25,928
Danaher Corp	170,100	13,861	TOTAL COMMON STOCKS		$1,974,019
		$39,789
Healthcare - Services - 4.15%
Aetna Inc	164,000	25,307
Anthem Inc	251,930	46,912

See accompanying notes

		Schedule of Investments
		LargeCap Value Fund
		July 31, 2017 (unaudited)

INVESTMENT COMPANIES - 0.40%	Shares Held	Value (000's)
Money Market Funds - 0.40%
Goldman Sachs Financial Square Funds -	8,000,721	$8,001
Government Fund

TOTAL INVESTMENT COMPANIES		$8,001
Total Investments		$1,982,020
Other Assets and Liabilities - (0.01)%		$(188)
TOTAL NET ASSETS - 100.00%		$1,981,832

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $6,336 or 0.32% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Financial	30.66%
Consumer, Non-cyclical	19.83%
Energy	10.66%
Consumer, Cyclical	8.68%
Communications	8.11%
Industrial	7.98%
Technology	6.62%
Utilities	4.43%
Basic Materials	2.64%
Investment Companies	0.40%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
July 31, 2017 (unaudited)

COMMON STOCKS - 96.21%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.00%			Banks (continued)
Interpublic Group of Cos Inc/The	2,449	$53	Morgan Stanley	27,084	$1,270
			Northern Trust Corp	7,654	670
Aerospace & Defense - 4.06%			PacWest Bancorp	3,787	182
Arconic Inc	11,291	280	PNC Financial Services Group Inc/The	69,269	8,922
Boeing Co/The	57,425	13,923	Popular Inc	3,389	143
General Dynamics Corp	139,390	27,366	Prosperity Bancshares Inc	2,039	131
Harris Corp	2,583	296	Regions Financial Corp	57,346	837
L3 Technologies Inc	2,309	404	State Street Corp	12,070	1,125
Lockheed Martin Corp	512	150	SunTrust Banks Inc	20,271	1,161
Orbital ATK Inc	1,817	186	SVB Financial Group (a)	515	92
Raytheon Co	48,228	8,284	Synovus Financial Corp	3,952	172
Spirit AeroSystems Holdings Inc	3,669	222	TCF Financial Corp	5,029	79
Teledyne Technologies Inc (a)	1,106	151	US Bancorp	32,478	1,714
United Technologies Corp	194,593	23,072	Webster Financial Corp	2,726	142
		$74,334	Wells Fargo & Co	930,551	50,194
Agriculture - 3.08%			Western Alliance Bancorp (a)	134,600	6,781
Altria Group Inc	307,247	19,962	Zions Bancorporation	6,134	278
Archer-Daniels-Midland Co	24,531	1,035			$226,720
British American Tobacco PLC ADR	3,420	214	Beverages - 1.54%
Bunge Ltd	4,220	331	Brown-Forman Corp - A Shares	428	22
Philip Morris International Inc	299,014	34,897	Brown-Forman Corp - B Shares	331	17
		$56,439	Coca-Cola Co/The	19,874	911
Airlines - 0.14%			Dr Pepper Snapple Group Inc	135,818	12,381
Alaska Air Group Inc	877	75	Molson Coors Brewing Co	3,528	314
American Airlines Group Inc	5,176	261	PepsiCo Inc	124,741	14,546
Copa Holdings SA	1,053	132			$28,191
Delta Air Lines Inc	22,354	1,103	Biotechnology - 0.22%
JetBlue Airways Corp (a)	10,296	226	Alexion Pharmaceuticals Inc (a)	1,161	159
Spirit Airlines Inc (a)	2,267	88	Alnylam Pharmaceuticals Inc (a)	279	23
United Continental Holdings Inc (a)	9,873	668	Amgen Inc	14,526	2,535
		$2,553	Biogen Inc (a)	352	102
Apparel - 0.81%			Bio-Rad Laboratories Inc (a)	652	153
Michael Kors Holdings Ltd (a)	4,051	148	Gilead Sciences Inc	10,288	783
Ralph Lauren Corp	1,611	122	Intrexon Corp (a)	405	9
Skechers U.S.A. Inc (a)	2,250	63	Juno Therapeutics Inc (a)	1,751	50
VF Corp	232,205	14,441	United Therapeutics Corp (a)	1,230	158
		$14,774			$3,972
Automobile Manufacturers - 0.17%			Building Materials - 1.39%
Ford Motor Co	79,913	897	Fortune Brands Home & Security Inc	658	43
General Motors Co	42,088	1,514	Johnson Controls International plc	639,006	24,889
PACCAR Inc	11,380	779	Martin Marietta Materials Inc	122	28
		$3,190	Masco Corp	3,802	145
Automobile Parts & Equipment - 0.03%			Owens Corning	3,483	233
BorgWarner Inc	5,672	265	USG Corp (a)	2,733	74
Goodyear Tire & Rubber Co/The	7,446	235	Vulcan Materials Co	372	46
Lear Corp	489	72			$25,458
		$572	Chemicals - 2.87%
Banks - 12.37%			Air Products & Chemicals Inc	175,032	24,881
Associated Banc-Corp	5,186	124	Albemarle Corp	2,573	298
Bank of America Corp	1,937,602	46,735	Ashland Global Holdings Inc	1,849	120
Bank of Hawaii Corp	1,415	118	Cabot Corp	2,032	110
Bank of New York Mellon Corp/The	20,683	1,097	Celanese Corp	1,745	168
Bank of the Ozarks	1,813	78	Dow Chemical Co/The	34,436	2,212
BankUnited Inc	3,111	107	Eastman Chemical Co	4,230	352
BB&T Corp	298,454	14,123	EI du Pont de Nemours & Co	118,000	9,701
BOK Financial Corp	998	85	Huntsman Corp	3,571	95
Capital One Financial Corp	17,190	1,481	LyondellBasell Industries NV	5,815	524
Citigroup Inc	355,644	24,344	Mosaic Co/The	9,752	235
Citizens Financial Group Inc	24,921	874	NewMarket Corp	53	24
Comerica Inc	5,247	379	Olin Corp	4,976	147
Commerce Bancshares Inc/MO	2,805	163	Platform Specialty Products Corp (a)	4,143	58
Cullen/Frost Bankers Inc	1,852	168	PPG Industries Inc	362	38
East West Bancorp Inc	4,187	239	Praxair Inc	1,272	166
Fifth Third Bancorp	33,748	901	RPM International Inc	545	28
First Hawaiian Inc	2,097	62	Sherwin-Williams Co/The	39,190	13,218
First Horizon National Corp	7,432	130	Valvoline Inc	6,398	145
First Republic Bank/CA	630	63	Versum Materials Inc	3,108	110
FNB Corp/PA	9,895	136	Westlake Chemical Corp	629	44
Goldman Sachs Group Inc/The	7,530	1,697			$52,674
Huntington Bancshares Inc/OH	31,052	411	Coal - 0.01%
JPMorgan Chase & Co	625,414	57,413	CONSOL Energy Inc (a)	7,629	128
KeyCorp	47,251	852
M&T Bank Corp	6,415	1,047

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Commercial Services - 0.77%			Electric (continued)
AMERCO	153	$60	Avangrid Inc	2,202	$100
Aramark	4,300	171	Calpine Corp (a)	11,144	160
Booz Allen Hamilton Holding Corp	368,086	12,625	CenterPoint Energy Inc	13,078	369
CoreLogic Inc/United States (a)	1,366	62	CMS Energy Corp	8,310	384
Graham Holdings Co	156	92	Consolidated Edison Inc	6,285	521
H&R Block Inc	5,538	169	Dominion Energy Inc	17,628	1,361
IHS Markit Ltd (a)	3,437	160	DTE Energy Co	7,126	763
ManpowerGroup Inc	2,101	225	Duke Energy Corp	14,378	1,224
Nielsen Holdings PLC	10,016	431	Edison International	11,651	917
Quanta Services Inc (a)	3,513	119	Entergy Corp	3,669	282
Sabre Corp	1,699	38	Eversource Energy	12,406	754
WEX Inc (a)	242	26	Exelon Corp	30,960	1,187
		$14,178	FirstEnergy Corp	13,189	421
Computers - 1.76%			Great Plains Energy Inc	6,451	199
Accenture PLC - Class A	106,830	13,762	Hawaiian Electric Industries Inc	3,695	122
Amdocs Ltd	215,670	14,487	MDU Resources Group Inc	6,539	172
DST Systems Inc	1,810	99	NextEra Energy Inc	104,780	15,307
Hewlett Packard Enterprise Co	34,051	596	NRG Energy Inc	7,893	194
HP Inc	66,356	1,268	OGE Energy Corp	6,304	226
International Business Machines Corp	8,567	1,239	PG&E Corp	10,497	711
Leidos Holdings Inc	4,191	224	Pinnacle West Capital Corp	3,274	284
NetApp Inc	1,448	63	PPL Corp	21,600	828
Teradata Corp (a)	4,155	132	Public Service Enterprise Group Inc	10,339	465
Western Digital Corp	5,110	435	SCANA Corp	3,839	247
		$32,305	Southern Co/The	20,434	979
Consumer Products - 0.03%			WEC Energy Group Inc	220,106	13,860
Avery Dennison Corp	337	31	Westar Energy Inc	4,295	218
Clorox Co/The	390	52	Xcel Energy Inc	18,902	894
Kimberly-Clark Corp	4,140	510			$44,978
		$593	Electrical Components & Equipment - 0.06%
Cosmetics & Personal Care - 1.04%			AMETEK Inc	5,629	346
Colgate-Palmolive Co	198,692	14,346	Emerson Electric Co	11,318	675
Edgewell Personal Care Co (a)	1,807	130	Hubbell Inc	741	88
Procter & Gamble Co/The	49,871	4,529			$1,109
		$19,005	Electronics - 1.73%
Distribution & Wholesale - 0.02%			Agilent Technologies Inc	10,643	636
LKQ Corp (a)	7,671	265	Arrow Electronics Inc (a)	2,567	209
WESCO International Inc (a)	1,535	78	Avnet Inc	3,528	135
WW Grainger Inc	160	27	Corning Inc	34,956	1,019
		$370	FLIR Systems Inc	2,052	77
Diversified Financial Services - 2.91%			Fortive Corp	591	38
Alliance Data Systems Corp	51,966	12,546	Garmin Ltd	3,711	186
Ally Financial Inc	13,688	310	Gentex Corp	3,832	65
American Express Co	214,178	18,254	Honeywell International Inc	210,229	28,616
Ameriprise Financial Inc	2,501	362	Jabil Inc	5,401	165
BGC Partners Inc	6,839	86	Keysight Technologies Inc (a)	5,430	226
BlackRock Inc	2,550	1,088	National Instruments Corp	865	36
Charles Schwab Corp/The	4,967	213	PerkinElmer Inc	2,739	180
CME Group Inc	6,950	852	Sensata Technologies Holding NV (a)	2,521	114
Credit Acceptance Corp (a)	83	21	Trimble Inc (a)	1,797	67
Discover Financial Services	16,722	1,019			$31,769
E*TRADE Financial Corp (a)	8,000	328	Energy - Alternate Sources - 0.01%
Federated Investors Inc	2,772	80	First Solar Inc (a)	2,479	122
FNF Group	7,730	378
Franklin Resources Inc	16,252	728	Engineering & Construction - 0.03%
Intercontinental Exchange Inc	214,325	14,297	AECOM (a)	4,393	140
Invesco Ltd	7,002	243	Fluor Corp	4,077	177
Lazard Ltd	841	39	Jacobs Engineering Group Inc	3,692	195
Legg Mason Inc	2,267	91			$512
Nasdaq Inc	3,372	251	Entertainment - 0.02%
Navient Corp	9,149	135	Cinemark Holdings Inc	3,414	133
OneMain Holdings Inc (a)	2,276	61	Dolby Laboratories Inc	1,699	88
Raymond James Financial Inc	2,870	239	Madison Square Garden Co/The (a)	554	121
Santander Consumer USA Holdings Inc (a)	5,867	75	Regal Entertainment Group	2,987	57
SLM Corp (a)	12,335	137			$399
Synchrony Financial	34,387	1,043	Environmental Control - 0.04%
T Rowe Price Group Inc	4,067	336	Clean Harbors Inc (a)	645	37
TD Ameritrade Holding Corp	1,039	48	Republic Services Inc	4,700	302
		$53,260	Stericycle Inc (a)	2,417	186
Electric - 2.45%			Waste Management Inc	1,572	118
Alliant Energy Corp	6,869	278			$643
Ameren Corp	7,188	403
American Electric Power Co Inc	16,277	1,148

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Food - 1.83%			Healthcare - Services (continued)
Campbell Soup Co	2,188	$116	Laboratory Corp of America Holdings (a)	4,350	$691
Conagra Brands Inc	21,100	722	LifePoint Health Inc (a)	1,092	65
General Mills Inc	233,183	12,979	MEDNAX Inc (a)	2,730	128
Hain Celestial Group Inc/The (a)	3,558	159	Quest Diagnostics Inc	6,091	660
Hershey Co/The	292	31	Quintiles IMS Holdings Inc (a)	1,360	123
Hormel Foods Corp	397,758	13,591	UnitedHealth Group Inc	63,952	12,267
Ingredion Inc	2,195	271	Universal Health Services Inc	2,553	283
JM Smucker Co/The	3,333	406	WellCare Health Plans Inc (a)	209	37
Kellogg Co	403	27			$72,054
Kraft Heinz Co/The	12,328	1,078	Holding Companies - Diversified - 0.01%
Kroger Co/The	29,155	715	Leucadia National Corp	7,749	202
Lamb Weston Holdings Inc	3,317	146
Mondelez International Inc	30,091	1,325	Home Builders - 0.05%
Pilgrim's Pride Corp (a)	1,092	27	CalAtlantic Group Inc	2,384	84
Pinnacle Foods Inc	3,649	217	DR Horton Inc	4,869	174
Post Holdings Inc (a)	1,976	164	Lennar Corp - A Shares	5,884	309
Safeway, Inc. - CVR - Casa Ley (a),(b),(c)	16,993	—	Lennar Corp - B Shares	701	31
Safeway, Inc. - CVR - Property Development	16,993	—	PulteGroup Inc	6,533	159
Centers (a),(b),(c),(d)			Toll Brothers Inc	2,768	107
Seaboard Corp	15	64			$864
TreeHouse Foods Inc (a)	1,298	110
			Home Furnishings - 0.02%
Tyson Foods Inc	14,157	897	Leggett & Platt Inc	1,022	49
US Foods Holding Corp (a)	4,615	130	Tempur Sealy International Inc (a)	979	57
Whole Foods Market Inc	7,599	317	Whirlpool Corp	1,360	242
		$33,492			$348
Forest Products & Paper - 0.01%			Housewares - 0.03%
Domtar Corp	2,064	81	Newell Brands Inc	9,857	520
International Paper Co	1,654	91	Scotts Miracle-Gro Co/The	285	27
		$172			$547
Gas - 0.09%			Insurance - 4.43%
Atmos Energy Corp	3,212	279	Aflac Inc	15,715	1,253
National Fuel Gas Co	2,596	154	Alleghany Corp (a)	443	272
NiSource Inc	9,376	244	Allstate Corp/The	5,384	490
Sempra Energy	5,157	583	American Financial Group Inc/OH	2,188	222
UGI Corp	5,433	274	American International Group Inc	485,285	31,762
Vectren Corp	2,841	171	American National Insurance Co	439	52
		$1,705	Arch Capital Group Ltd (a)	2,955	287
Hand & Machine Tools - 0.06%			Arthur J Gallagher & Co	1,800	106
Regal Beloit Corp	1,584	132	Aspen Insurance Holdings Ltd	1,647	80
Snap-on Inc	1,519	234	Assurant Inc	1,458	153
Stanley Black & Decker Inc	5,177	729	Assured Guaranty Ltd	3,907	176
		$1,095	Axis Capital Holdings Ltd	2,651	171
Healthcare - Products - 3.96%			Berkshire Hathaway Inc - Class B (a)	55,542	9,718
Abbott Laboratories	319,205	15,699	Brown & Brown Inc	3,559	159
Alere Inc (a)	2,577	130	Chubb Ltd	101,342	14,843
Baxter International Inc	16,631	1,006	Cincinnati Financial Corp	4,485	342
Becton Dickinson and Co	101,750	20,492	CNA Financial Corp	1,265	66
Bruker Corp	2,479	71	Erie Indemnity Co	240	31
Cooper Cos Inc/The	371	90	Everest Re Group Ltd	1,223	321
Danaher Corp	19,617	1,599	First American Financial Corp	3,525	171
DENTSPLY SIRONA Inc	4,605	286	Hanover Insurance Group Inc/The	1,442	137
Hill-Rom Holdings Inc	351	26	Hartford Financial Services Group Inc/The	7,466	411
Hologic Inc (a)	3,740	165	Lincoln National Corp	11,763	859
Medtronic PLC	361,448	30,350	Loews Corp	8,154	397
OPKO Health Inc (a)	8,122	52	MetLife Inc	31,660	1,741
Patterson Cos Inc	2,345	98	Old Republic International Corp	8,062	158
QIAGEN NV (a)	4,621	152	Prudential Financial Inc	15,633	1,770
STERIS PLC	2,543	208	Reinsurance Group of America Inc	1,983	278
Teleflex Inc	1,103	229	RenaissanceRe Holdings Ltd	1,174	172
Thermo Fisher Scientific Inc	7,073	1,242	Torchmark Corp	3,480	275
VWR Corp (a)	2,864	94	Travelers Cos Inc/The	10,703	1,371
Zimmer Biomet Holdings Inc	4,143	503	Unum Group	6,872	344
		$72,492	Validus Holdings Ltd	2,635	142
Healthcare - Services - 3.93%			Voya Financial Inc	5,391	212
Aetna Inc	96,614	14,908	Willis Towers Watson PLC	2,587	385
Anthem Inc	140,178	26,102	WR Berkley Corp	2,965	204
Brookdale Senior Living Inc (a)	5,620	80	XL Group Ltd	263,358	11,693
Centene Corp (a)	4,344	345			$81,224
Cigna Corp	84,959	14,746	Internet - 0.76%
DaVita Inc (a)	4,556	295	Alphabet Inc - A Shares (a)	13,321	12,595
Envision Healthcare Corp (a)	3,323	188	eBay Inc (a)	20,780	742
HCA Healthcare Inc (a)	10,394	835	Liberty Expedia Holdings Inc (a)	1,627	93
Humana Inc	1,304	301	Liberty Ventures (a)	2,567	156

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Internet (continued)			Miscellaneous Manufacturers (continued)
Twitter Inc (a)	17,456	$281	Donaldson Co Inc	957	$45
		$13,867	Dover Corp	4,142	348
Iron & Steel - 0.06%			Eaton Corp PLC	14,996	1,173
Nucor Corp	9,698	559	General Electric Co	147,365	3,774
Reliance Steel & Aluminum Co	2,188	159	Hexcel Corp	1,190	61
Steel Dynamics Inc	6,124	217	Ingersoll-Rand PLC	5,824	512
United States Steel Corp	5,326	125	ITT Inc	2,857	117
		$1,060	Parker-Hannifin Corp	1,731	287
Leisure Products & Services - 0.53%			Pentair PLC	4,869	307
Brunswick Corp/DE	740	42	Textron Inc	7,716	379
Carnival Corp	129,986	8,680	Trinity Industries Inc	4,399	121
Harley-Davidson Inc	1,500	73			$7,693
Norwegian Cruise Line Holdings Ltd (a)	4,752	262	Office & Business Equipment - 0.02%
Royal Caribbean Cruises Ltd	6,419	726	Pitney Bowes Inc	5,923	93
		$9,783	Xerox Corp	6,735	207
Lodging - 0.03%					$300
Extended Stay America Inc	3,108	61	Oil & Gas - 9.15%
Hilton Worldwide Holdings Inc	988	62	Anadarko Petroleum Corp	11,513	526
Hyatt Hotels Corp (a)	1,269	71	Antero Resources Corp (a)	3,851	79
MGM Resorts International	9,605	316	Apache Corp	7,380	365
		$510	BP PLC ADR	656,780	23,079
Machinery - Construction & Mining - 0.02%			Cabot Oil & Gas Corp	4,517	112
Caterpillar Inc	1,092	124	Centennial Resource Development Inc/DE (a)	3,806	64
Oshkosh Corp	2,439	168	Chesapeake Energy Corp (a)	26,552	132
Terex Corp	3,095	122	Chevron Corp	347,223	37,913
		$414	Cimarex Energy Co	407	40
			Concho Resources Inc (a)	3,014	393
Machinery - Diversified - 0.06%
AGCO Corp	2,221	160	ConocoPhillips	476,112	21,602
			Continental Resources Inc/OK (a)	1,734	58
Cummins Inc	4,297	722
IDEX Corp	392	46	Devon Energy Corp	28,893	962
			Diamondback Energy Inc (a)	2,351	225
Roper Technologies Inc	112	26	Energen Corp (a)	3,159	168
Xylem Inc/NY	2,701	153
		$1,107	EOG Resources Inc	152,120	14,473
Media - 2.01%			EQT Corp	5,149	328
Charter Communications Inc (a)	1,332	522	Exxon Mobil Corp	123,764	9,906
Comcast Corp - Class A	367,399	14,861	Helmerich & Payne Inc	3,248	164
Discovery Communications Inc - A Shares (a)	4,879	120	HollyFrontier Corp	5,838	168
			Kosmos Energy Ltd (a)	5,411	36
Discovery Communications Inc - C Shares (a)	6,669	154
DISH Network Corp (a)	1,597	102	Marathon Oil Corp	24,869	304
John Wiley & Sons Inc	1,470	81	Marathon Petroleum Corp	24,227	1,357
Liberty Broadband Corp - C Shares (a)	3,056	303	Murphy Oil Corp	5,290	141
Liberty Media Corp-Liberty SiriusXM - A	2,986	138	Nabors Industries Ltd	8,875	68
Shares (a)			Noble Energy Inc	14,158	409
Liberty Media Corp-Liberty SiriusXM - C	5,450	251	Occidental Petroleum Corp	294,041	18,211
			Parsley Energy Inc (a)	2,851	84
Shares (a)
News Corp - A Shares	11,484	164	Patterson-UTI Energy Inc	6,898	133
Scripps Networks Interactive Inc	1,314	115	PBF Energy Inc	4,191	95
Sirius XM Holdings Inc	5,931	35	Phillips 66	252,823	21,174
TEGNA Inc	6,908	103	Pioneer Natural Resources Co	3,471	566
			QEP Resources Inc (a)	7,678	66
Time Warner Inc	23,358	2,392
			Range Resources Corp	6,647	140
Twenty-First Century Fox Inc - A Shares	540,821	15,738	Rice Energy Inc (a)	2,518	70
Twenty-First Century Fox Inc - B Shares	12,286	353	RSP Permian Inc (a)	342,689	11,775
Viacom Inc - A Shares	594	24
			SM Energy Co	3,865	67
Viacom Inc - B Shares	9,980	349	Southwestern Energy Co (a)	17,197	98
Walt Disney Co/The	10,183	1,119
			Tesoro Corp	4,527	451
		$36,924	Transocean Ltd (a)	13,956	121
Metal Fabrication & Hardware - 0.01%			Valero Energy Corp	20,307	1,401
Timken Co/The	2,543	116	Whiting Petroleum Corp (a)	12,074	63
Valmont Industries Inc	763	116	WPX Energy Inc (a)	11,415	123
		$232			$167,710
Mining - 0.07%			Oil & Gas Services - 0.67%
Alcoa Corp	5,270	192	Baker Hughes a GE Co	8,695	321
Freeport-McMoRan Inc (a)	31,669	463
			Halliburton Co	222,306	9,434
Newmont Mining Corp	15,042	559	National Oilwell Varco Inc	10,991	360
Southern Copper Corp	458	18	Oceaneering International Inc	3,787	97
Tahoe Resources Inc	9,133	50	RPC Inc	1,358	28
		$1,282	Schlumberger Ltd	28,535	1,958
Miscellaneous Manufacturers - 0.42%					$12,198
AptarGroup Inc	1,467	119	Packaging & Containers - 0.05%
Carlisle Cos Inc	1,921	188
Colfax Corp (a)	3,137	130	Ball Corp	3,160	132
			Crown Holdings Inc (a)	1,396	83
Crane Co	1,751	132	Graphic Packaging Holding Co	3,660	48

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Packaging & Containers (continued)			REITS (continued)
Owens-Illinois Inc (a)	1,575	$38	Kilroy Realty Corp	2,713	$188
Sealed Air Corp	2,955	129	Kimco Realty Corp	12,622	255
Sonoco Products Co	3,049	148	Lamar Advertising Co	411	29
WestRock Co	7,481	429	Liberty Property Trust	4,713	198
		$1,007	Life Storage Inc	1,458	107
Pharmaceuticals - 9.26%			Macerich Co/The	3,992	229
Agios Pharmaceuticals Inc (a)	86	5	Medical Properties Trust Inc	11,617	151
Akorn Inc (a)	461	15	MFA Financial Inc	13,897	118
Allergan PLC	6,890	1,739	Mid-America Apartment Communities Inc	3,216	333
Bristol-Myers Squibb Co	27,069	1,540	National Retail Properties Inc	4,688	187
Cardinal Health Inc	243,492	18,813	New Residential Investment Corp	9,850	167
Endo International PLC (a)	6,588	73	Omega Healthcare Investors Inc	6,167	195
Express Scripts Holding Co (a)	280,654	17,580	Outfront Media Inc	4,263	98
Johnson & Johnson	392,378	52,076	Paramount Group Inc	5,908	97
Mallinckrodt PLC (a)	2,925	134	Park Hotels & Resorts Inc	4,596	124
McKesson Corp	6,694	1,084	Piedmont Office Realty Trust Inc	5,218	110
Merck & Co Inc	323,009	20,633	Prologis Inc	18,452	1,122
Mylan NV (a)	18,190	709	Public Storage	57,524	11,825
Pfizer Inc	776,590	25,752	Rayonier Inc	4,282	125
Premier Inc (a)	1,375	48	Realty Income Corp	5,580	318
Sanofi ADR	347,216	16,444	Regency Centers Corp	4,288	284
Teva Pharmaceutical Industries Ltd ADR	406,323	13,071	Retail Properties of America Inc	8,913	118
		$169,716	Senior Housing Properties Trust	7,658	149
Pipelines - 0.08%			Simon Property Group Inc	69,696	11,047
Kinder Morgan Inc/DE	39,492	807	SL Green Realty Corp	2,975	307
Targa Resources Corp	5,975	277	Spirit Realty Capital Inc	15,769	125
Williams Cos Inc/The	14,445	459	Starwood Property Trust Inc	8,091	178
		$1,543	STORE Capital Corp	5,346	125
Real Estate - 0.03%			Sun Communities Inc	2,097	187
CBRE Group Inc (a)	5,094	193	Tanger Factory Outlet Centers Inc	3,470	92
Jones Lang LaSalle Inc	1,369	174	Taubman Centers Inc	1,220	69
Realogy Holdings Corp	4,572	152	Two Harbors Investment Corp	12,136	120
		$519	UDR Inc	7,752	303
REITS - 2.19%			Ventas Inc	7,282	490
AGNC Investment Corp	11,020	233	Vornado Realty Trust	3,515	279
Alexandria Real Estate Equities Inc	2,511	304	Weingarten Realty Investors	3,965	129
American Campus Communities Inc	4,004	192	Welltower Inc	7,524	552
American Homes 4 Rent	7,481	172	Weyerhaeuser Co	23,023	760
Annaly Capital Management Inc	30,250	364	WP Carey Inc	3,207	220
Apartment Investment & Management Co	4,863	222			$40,050
Apple Hospitality REIT Inc	7,283	134	Retail - 5.55%
			AutoNation Inc (a)	1,908	81
AvalonBay Communities Inc	4,729	910	AutoZone Inc (a)	84	45
Boston Properties Inc	2,674	323
Brandywine Realty Trust	6,294	106	Bed Bath & Beyond Inc	4,031	121
Brixmor Property Group Inc	10,009	196	Best Buy Co Inc	10,690	624
			Burlington Stores Inc (a)	1,067	93
Camden Property Trust	2,678	240	Cabela's Inc (a)	1,533	87
Chimera Investment Corp	6,543	123
Colony NorthStar Inc	16,069	235	Casey's General Stores Inc	1,301	139
Columbia Property Trust Inc	4,295	93	Coach Inc	6,856	323
CoreCivic Inc	3,959	110	CVS Health Corp	561,071	44,846
Corporate Office Properties Trust	3,227	107	Dick's Sporting Goods Inc	736	27
CubeSmart	2,570	63	Dollar General Corp	154,414	11,606
			Dollar Tree Inc (a)	255	18
DCT Industrial Trust Inc	2,821	159
Digital Realty Trust Inc	2,557	295	Foot Locker Inc	3,659	173
Douglas Emmett Inc	1,400	54	GameStop Corp	3,175	69
Duke Realty Corp	10,726	307	Gap Inc/The	7,038	168
Empire State Realty Trust Inc	4,377	91	Genuine Parts Co	2,645	225
EPR Properties	2,042	148	Home Depot Inc/The	87,000	13,015
Equity Commonwealth (a)	4,159	131	Kohl's Corp	5,019	208
Equity Residential	10,918	743	L Brands Inc	5,704	265
			Liberty Interactive Corp QVC Group (a)	5,664	136
Essex Property Trust Inc	2,476	648
Extra Space Storage Inc	763	61	Lowe's Cos Inc	269,652	20,871
Federal Realty Investment Trust	1,289	171	Macy's Inc	8,502	202
			Michaels Cos Inc/The (a)	1,116	22
Gaming and Leisure Properties Inc	4,409	167
HCP Inc	9,595	304	MSC Industrial Direct Co Inc	1,030	73
Healthcare Trust of America Inc	5,479	168	Nu Skin Enterprises Inc	1,448	92
Highwoods Properties Inc	3,284	169	Penske Automotive Group Inc	1,264	55
Hospitality Properties Trust	5,411	157	PVH Corp	2,279	272
			Sally Beauty Holdings Inc (a)	2,660	54
Host Hotels & Resorts Inc	21,627	404
Hudson Pacific Properties Inc	4,220	138	Signet Jewelers Ltd	1,904	116
Iron Mountain Inc	978	36	Staples Inc	19,815	201
JBG SMITH Properties (a)	1,757	62	Target Corp	18,552	1,051
			Tiffany & Co	3,202	306
			Urban Outfitters Inc (a)	2,653	52

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Retail (continued)			Transportation (continued)
Walgreens Boots Alliance Inc	26,379	$2,128	Union Pacific Corp	123,600	$12,726
Wal-Mart Stores Inc	45,712	3,656	XPO Logistics Inc (a)	1,053	63
Williams-Sonoma Inc	2,202	102			$33,239
World Fuel Services Corp	2,625	85	Water - 0.02%
Yum China Holdings Inc (a)	1,862	67	American Water Works Co Inc	3,646	296
		$101,674
Savings & Loans - 0.02%			TOTAL COMMON STOCKS		$1,763,030
New York Community Bancorp Inc	13,369	175	INVESTMENT COMPANIES - 3.60%	Shares Held	Value (000's)
People's United Financial Inc	9,961	174	Money Market Funds - 3.60%
TFS Financial Corp	2,063	33	Cash Account Trust - Government & Agency	1,615,692	1,616
		$382	Portfolio - Government Cash Managed
Semiconductors - 3.27%			First American Government Obligations Fund	25,948,299	25,948
Intel Corp	138,938	4,928	Goldman Sachs Financial Square Funds -	38,430,544	38,431
Lam Research Corp	42,445	6,768	Government Fund
Marvell Technology Group Ltd	11,992	187			$65,995
Micron Technology Inc (a)	5,221	147	TOTAL INVESTMENT COMPANIES		$65,995
Microsemi Corp (a)	882	46	Total Investments		$1,829,025
NXP Semiconductors NV (a)	2,958	326	Other Assets and Liabilities - 0.19%		$3,421
ON Semiconductor Corp (a)	1,660	25
Qorvo Inc (a)	1,790	123	TOTAL NET ASSETS - 100.00%		$1,832,446
QUALCOMM Inc	472,207	25,116
Teradyne Inc	832	29	(a) Non-Income Producing Security
Texas Instruments Inc	273,459	22,254	(b)		The value of these investments was determined using significant
Xilinx Inc	279	18	unobservable inputs.
		$59,967	(c)		Fair value of these investments is determined in good faith by the Manager
Shipbuilding - 0.00%			under procedures established and periodically reviewed by the Board of
Huntington Ingalls Industries Inc	336	69	Directors. Certain inputs used in the valuation may be unobservable;
			however, each security is evaluated individually for purposes of ASC 820
Software - 3.94%			which results in not all securities being identified as Level 3 of the fair
Akamai Technologies Inc (a)	4,869	229	value hierarchy. At the end of the period, the fair value of these securities
Autodesk Inc (a)	773	86	totaled $0 or 0.00% of net assets.
CA Inc	9,171	285	(d)		Restricted Security. Please see Restricted Security Sub-Schedule for more
Dun & Bradstreet Corp/The	793	88	information.
Fidelity National Information Services Inc	2,896	264
Guidewire Software Inc (a)	1,321	95
Microsoft Corp	388,700	28,258
Nuance Communications Inc (a)	8,715	151	Portfolio Summary (unaudited)
Oracle Corp	846,649	42,274	Sector		Percent
SS&C Technologies Holdings Inc	807	31	Consumer, Non-cyclical		25.66%
Synopsys Inc (a)	4,080	312	Financial		21.95%
Zynga Inc (a)	23,486	85	Energy		9.92%
		$72,158	Industrial		9.74%
Telecommunications - 4.16%			Technology		8.99%
ARRIS International PLC (a)	5,283	148	Consumer, Cyclical		7.44%
AT&T Inc	858,186	33,469	Communications		6.93%
CenturyLink Inc	15,114	352	Investment Companies		3.60%
Cisco Systems Inc	147,670	4,644	Basic Materials		3.01%
CommScope Holding Co Inc (a)	2,795	103	Utilities		2.56%
EchoStar Corp (a)	1,507	92	Diversified		0.01%
Juniper Networks Inc	10,844	303	Other Assets and Liabilities		0.19%
Level 3 Communications Inc (a)	8,194	481	TOTAL NET ASSETS		100.00%
LogMeIn Inc	675	79
Motorola Solutions Inc	152,177	13,799
Sprint Corp (a)	17,726	141
Telephone & Data Systems Inc	2,919	83
T-Mobile US Inc (a)	3,111	192
Verizon Communications Inc	460,426	22,284
		$76,170
Textiles - 0.03%
Mohawk Industries Inc (a)	2,258	562

Toys, Games & Hobbies - 0.01%
Hasbro Inc	966	102

Transportation - 1.81%
CSX Corp	5,769	285
Expeditors International of Washington Inc	1,844	109
FedEx Corp	61,800	12,856
Kirby Corp (a)	1,601	97
Norfolk Southern Corp	61,345	6,907
Old Dominion Freight Line Inc	901	86
Ryder System Inc	1,510	110

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
July 31, 2017 (unaudited)

Restricted Securities

Security Name	Trade Date			Cost		Value	Percent of Net Assets
Safeway, Inc. - CVR - Property Development	04/13/2015			$1		$—	0.00%
Centers
Total						$—	0.00%
Amounts in thousands

Futures Contracts

							Unrealized
Type	Long/Short	Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2017	Long	564	$68,546		$69,598		$1,052
Total							$1,052

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments MidCap Fund July 31, 2017 (unaudited)

COMMON STOCKS - 99.95%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 3.43%			Internet (continued)
TransDigm Group Inc	1,742,207	$491,546	VeriSign Inc (a)	2,354,869	$238,242
					$481,111
Banks - 1.13%			Machinery - Diversified - 2.10%
M&T Bank Corp	991,995	161,844	Roper Technologies Inc	1,297,015	301,504

Beverages - 0.39%			Media - 6.83%
Brown-Forman Corp - B Shares	1,147,146	56,669	Liberty Broadband Corp - A Shares (a)	762,759	75,452
			Liberty Broadband Corp - C Shares (a)	2,545,287	252,442
Building Materials - 1.93%			Liberty Global PLC - A Shares (a)	914,271	30,957
Martin Marietta Materials Inc	1,050,746	237,921	Liberty Global PLC - C Shares (a)	6,256,735	205,033
Vulcan Materials Co	311,665	38,372	Liberty Media Corp-Liberty Braves - A Shares	148,589	3,751
		$276,293	(a)
Chemicals - 4.19%			Liberty Media Corp-Liberty Braves - C Shares	668,493	16,866
Air Products & Chemicals Inc	2,346,142	333,504	(a)
Axalta Coating Systems Ltd (a)	1,687,481	53,156	Liberty Media Corp-Liberty Formula One - A	449,789	15,180
Sherwin-Williams Co/The	636,256	214,590	Shares (a)
		$601,250	Liberty Media Corp-Liberty Formula One - C	4,632,137	162,912
Commercial Services - 13.67%			Shares (a)
AMERCO	185,088	71,918	Liberty Media Corp-Liberty SiriusXM - A	1,123,206	51,814
Brookfield Business Partners LP	389,635	10,801	Shares (a)
CDK Global Inc	1,451,412	95,474	Liberty Media Corp-Liberty SiriusXM - C	3,610,847	166,099
Ecolab Inc	597,800	78,712	Shares (a)
IHS Markit Ltd (a)	5,478,602	255,577			$980,506
KAR Auction Services Inc	3,188,530	134,046	Miscellaneous Manufacturers - 1.85%
Live Nation Entertainment Inc (a)	3,409,633	127,077	Colfax Corp (a),(b)	6,428,018	265,348
Macquarie Infrastructure Corp	1,867,488	141,574
Moody's Corp	3,338,551	439,453	Private Equity - 1.63%
Robert Half International Inc	654,229	29,604	KKR & Co LP	5,441,720	105,461
S&P Global Inc	2,131,260	327,340	Onex Corp	1,603,641	128,227
Verisk Analytics Inc (a)	2,858,569	249,439			$233,688
		$1,961,015	Real Estate - 7.62%
Distribution & Wholesale - 0.89%			Brookfield Asset Management Inc	17,427,747	677,765
Fastenal Co	1,546,260	66,427	Brookfield Property Partners LP	2,333,818	55,778
HD Supply Holdings Inc (a)	1,889,966	61,405	CBRE Group Inc (a)	6,676,083	253,624
		$127,832	Howard Hughes Corp/The (a)	841,791	105,906
Diversified Financial Services - 2.39%					$1,093,073
FNF Group	7,012,509	342,631	REITS - 5.95%
			Equinix Inc	373,478	168,338
Electric - 2.35%			Forest City Realty Trust Inc	5,512,668	134,399
Brookfield Infrastructure Partners LP	6,692,134	270,764	SBA Communications Corp (a)	4,010,175	551,599
Brookfield Renewable Partners LP	1,976,317	66,760			$854,336
		$337,524	Retail - 12.98%
Electronics - 0.67%			AutoZone Inc (a)	1,691	913
Sensata Technologies Holding NV (a)	2,136,108	96,381	CarMax Inc (a)	6,275,620	415,760
			Copart Inc (a)	4,792,420	150,913
Healthcare - Products - 1.94%			Dollar General Corp	1,093,603	82,195
DENTSPLY SIRONA Inc	4,494,980	278,824	Dollar Tree Inc (a)	2,889,824	208,299
			O'Reilly Automotive Inc (a)	1,733,805	354,216
Healthcare - Services - 0.91%			Restaurant Brands International Inc	6,199,394	369,360
DaVita Inc (a)	2,008,971	130,141	Ross Stores Inc	5,062,927	280,081
					$1,861,737
Holding Companies - Diversified - 0.51%			Semiconductors - 1.39%
Leucadia National Corp	2,837,650	73,864	Microchip Technology Inc	2,489,658	199,272

Home Builders - 1.13%			Software - 5.39%
Lennar Corp - A Shares	1,817,386	95,304	Autodesk Inc (a)	3,028,155	335,489
NVR Inc (a)	25,743	67,200	Fidelity National Information Services Inc	2,381,975	217,284
		$162,504	Intuit Inc	1,275,945	175,073
Insurance - 12.53%			MSCI Inc	414,936	45,207
Alleghany Corp (a)	82,839	50,808			$773,053
Aon PLC	3,923,924	542,169	Telecommunications - 1.34%
Arch Capital Group Ltd (a)	1,487,598	144,684	EchoStar Corp (a)	621,151	37,723
Brown & Brown Inc	2,587,994	115,424	Motorola Solutions Inc	1,699,773	154,135
Loews Corp	4,155,263	202,278			$191,858
Markel Corp (a)	465,961	499,282	Textiles - 1.46%
Progressive Corp/The	3,042,214	143,380	Mohawk Industries Inc (a)	839,727	209,084
Trisura Group Ltd (a)	102,584	2,114
White Mountains Insurance Group Ltd	113,536	98,163	TOTAL COMMON STOCKS		$14,341,190
		$1,798,302
Internet - 3.35%
Liberty Expedia Holdings Inc (a)	1,631,583	93,082
Liberty Ventures (a)	2,472,554	149,787

See accompanying notes

Schedule of Investments
MidCap Fund
July 31, 2017 (unaudited)

INVESTMENT COMPANIES - 0.17%	Shares Held		Value(000	's)
Money Market Funds - 0.17%
Goldman Sachs Financial Square Funds -	23,779,828		$23,780
Government Fund

TOTAL INVESTMENT COMPANIES			$23,780
Total Investments			$14,364,970
Other Assets and Liabilities - (0.12)%			$(16,819)
TOTAL NET ASSETS - 100.00%			$14,348,151

(a) Non-Income Producing Security
(b)		Affiliated Security as defined by the Investment Company Act of 1940 (the
Fund controls 5.0% or more of the outstanding voting shares of the security). Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Sector				Percent
Financial				31.25%
Consumer, Non-cyclical				16.91%
Consumer, Cyclical				16.46%
Communications				11.52%
Industrial				9.98%
Technology				6.78%
Basic Materials				4.19%
Utilities				2.35%
Diversified				0.51%
Investment Companies				0.17%
Other Assets and Liabilities				(0.12)%
TOTAL NET ASSETS			100.00%

October 31,		October 31,
Affiliated Securities	2016	2016		Purchases	Purchases	Sales		Sales	July 31, 2017	July 31, 2017
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Colfax Corp	6,242,338	$272,915		352,561	$13,741	166,881		$6,332	6,428,018	$277,828
		$272,915			$13,741			$6,332		$277,828

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Colfax Corp	$		—			$(2,496)	$			—
	$		—			$(2,496)	$			—
Amounts in thousands except shares

See accompanying notes

Schedule of Investments MidCap Growth Fund July 31, 2017 (unaudited)

COMMON STOCKS - 96.34%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Airlines - 1.36%			Lodging (continued)
Southwest Airlines Co	37,369	$2,074	Wynn Resorts Ltd	15,278	$1,976
					$4,670
Automobile Parts & Equipment - 1.34%			Machinery - Construction & Mining - 1.06%
Delphi Automotive PLC	22,636	2,047	Terex Corp	40,974	1,613

Banks - 4.04%			Machinery - Diversified - 1.61%
Comerica Inc	42,968	3,107	Deere & Co	19,055	2,444
Zions Bancorporation	67,288	3,049
		$6,156	Miscellaneous Manufacturers - 2.45%
Biotechnology - 4.49%			Colfax Corp (a)	37,571	1,551
Illumina Inc (a)	14,770	2,568	John Bean Technologies Corp	23,542	2,175
Incyte Corp (a)	14,885	1,984			$3,726
Vertex Pharmaceuticals Inc (a)	15,100	2,292	Pharmaceuticals - 2.78%
		$6,844	Aerie Pharmaceuticals Inc (a)	27,736	1,506
Chemicals - 3.58%			Zoetis Inc	43,670	2,730
Celanese Corp	32,892	3,163			$4,236
FMC Corp	29,977	2,290	Retail - 3.80%
		$5,453	Coach Inc	53,768	2,535
Commercial Services - 12.47%			Restaurant Brands International Inc	32,167	1,916
Booz Allen Hamilton Holding Corp	71,279	2,445	Yum China Holdings Inc (a)	37,228	1,332
Brink's Co/The	37,210	2,908			$5,783
Global Payments Inc	24,821	2,342	Semiconductors - 8.13%
MarketAxess Holdings Inc	12,628	2,562	Applied Materials Inc	71,079	3,149
Moody's Corp	11,400	1,501	Lam Research Corp	9,656	1,540
On Assignment Inc (a)	39,035	1,923	Microchip Technology Inc	33,365	2,671
Square Inc (a)	80,001	2,108	Micron Technology Inc (a)	119,310	3,355
TransUnion (a)	69,827	3,200	Teradyne Inc	48,362	1,673
		$18,989			$12,388
Diversified Financial Services - 2.50%			Software - 7.84%
Ameriprise Financial Inc	10,600	1,536	2U Inc (a)	41,955	2,171
E*TRADE Financial Corp (a)	55,549	2,277	Electronic Arts Inc (a)	21,065	2,459
		$3,813	ServiceNow Inc (a)	45,399	5,015
Electrical Components & Equipment - 3.80%			Take-Two Interactive Software Inc (a)	28,800	2,289
AMETEK Inc	45,685	2,813			$11,934
Universal Display Corp	24,684	2,977	Telecommunications - 3.81%
		$5,790	CommScope Holding Co Inc (a)	77,729	2,859
Electronics - 1.76%			LogMeIn Inc	25,317	2,948
Trimble Inc (a)	71,713	2,684			$5,807
			Textiles - 1.77%
Engineering & Construction - 1.63%			Mohawk Industries Inc (a)	10,809	2,691
Dycom Industries Inc (a)	27,404	2,483
			TOTAL COMMON STOCKS		$146,709
Entertainment - 1.83%			INVESTMENT COMPANIES - 3.56%	Shares Held	Value (000's)
Vail Resorts Inc	13,187	2,779	Money Market Funds - 3.56%
			Goldman Sachs Financial Square Funds -	5,422,794	5,423
Hand & Machine Tools - 2.79%			Government Fund
Kennametal Inc	56,477	2,084
Stanley Black & Decker Inc	15,344	2,159	TOTAL INVESTMENT COMPANIES		$5,423
		$4,243	Total Investments		$152,132
Healthcare - Products - 5.21%			Other Assets and Liabilities - 0.10%		$155
Edwards Lifesciences Corp (a)	15,345	1,768
IDEXX Laboratories Inc (a)	26,913	4,480	TOTAL NET ASSETS - 100.00%		$152,287
Intuitive Surgical Inc (a)	1,795	1,684
		$7,932	(a) Non-Income Producing Security
Healthcare - Services - 2.44%
WellCare Health Plans Inc (a)	21,005	3,718

Home Builders - 1.46%			Portfolio Summary (unaudited)
DR Horton Inc	62,308	2,224	Sector		Percent
			Consumer, Non-cyclical		27.39%
Internet - 5.47%			Consumer, Cyclical		18.48%
Expedia Inc	24,695	3,864	Technology		15.97%
IAC/InterActiveCorp (a)	14,885	1,558	Industrial		15.10%
MercadoLibre Inc	5,610	1,618	Communications		9.28%
Wix.com Ltd (a)	20,898	1,289	Financial		6.54%
		$8,329	Basic Materials		3.58%
Leisure Products & Services - 3.85%			Investment Companies		3.56%
Norwegian Cruise Line Holdings Ltd (a)	38,786	2,136	Other Assets and Liabilities		0.10%
Royal Caribbean Cruises Ltd	32,927	3,723	TOTAL NET ASSETS		100.00%
		$5,859
Lodging - 3.07%
Extended Stay America Inc	136,256	2,694

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
July 31, 2017 (unaudited)

COMMON STOCKS - 96.21%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.19%			Chemicals (continued)
Interpublic Group of Cos Inc/The	29,199	$631	Axalta Coating Systems Ltd (a)	15,466	$487
Omnicom Group Inc	18,152	1,429	Celanese Corp	7,381	710
		$2,060	Chemours Co/The	16,474	784
Aerospace & Defense - 0.26%			FMC Corp	7,490	572
Harris Corp	1,746	200	Huntsman Corp	147,496	3,927
HEICO Corp	2,065	166	International Flavors & Fragrances Inc	4,428	590
HEICO Corp - Class A	3,863	274	NewMarket Corp	522	240
Rockwell Collins Inc	13,074	1,393	Platform Specialty Products Corp (a)	7,896	111
TransDigm Group Inc	2,709	764	RPM International Inc	6,725	349
		$2,797	Sherwin-Williams Co/The	12,400	4,182
Airlines - 0.83%			Univar Inc (a)	8,154	253
Alaska Air Group Inc	8,525	727	Versum Materials Inc	1,661	59
American Airlines Group Inc	10,791	544	Westlake Chemical Corp	1,384	97
Copa Holdings SA	369	46	WR Grace & Co	5,007	345
Delta Air Lines Inc	75,000	3,702			$20,557
Southwest Airlines Co	73,100	4,058	Commercial Services - 7.98%
		$9,077	Aramark	5,793	231
Apparel - 0.16%			Booz Allen Hamilton Holding Corp	11,047	379
Carter's Inc	3,653	317	Bright Horizons Family Solutions Inc (a)	4,002	316
Hanesbrands Inc	20,330	466	CDK Global Inc	11,784	775
Michael Kors Holdings Ltd (a)	1,000	36	Cintas Corp	4,813	649
Skechers U.S.A. Inc (a)	4,337	122	CoreLogic Inc/United States (a)	4,610	210
VF Corp	13,768	856	CoStar Group Inc (a)	12,521	3,450
		$1,797	Equifax Inc	65,622	9,545
			Euronet Worldwide Inc (a)	106,075	10,247
Automobile Parts & Equipment - 1.61%			FleetCor Technologies Inc (a)	5,142	782
Allison Transmission Holdings Inc	10,229	387	Gartner Inc (a)	82,526	10,590
BorgWarner Inc	4,491	210
Delphi Automotive PLC	20,894	1,889	Global Payments Inc	12,274	1,158
Lear Corp	5,195	770	H&R Block Inc	7,096	216
Visteon Corp (a)	2,625	293	IHS Markit Ltd (a)	126,098	5,883
WABCO Holdings Inc (a)	101,766	13,999	KAR Auction Services Inc	10,164	427
			Live Nation Entertainment Inc (a)	10,424	388
		$17,548
Banks - 2.51%			MarketAxess Holdings Inc	43,741	8,875
Bank of the Ozarks	3,806	164	Moody's Corp	42,416	5,583
			Quanta Services Inc (a)	3,069	104
East West Bancorp Inc	160,117	9,124
First Republic Bank/CA	87,224	8,751	Robert Half International Inc	9,278	420
Signature Bank/New York NY (a)	1,790	248	Rollins Inc	7,448	323
SVB Financial Group (a)	2,172	388	Sabre Corp	12,851	284
Synovus Financial Corp	89,441	3,889	Service Corp International/US	14,047	488
			ServiceMaster Global Holdings Inc (a)	10,130	445
Western Alliance Bancorp (a)	93,631	4,717
			Square Inc (a)	162,666	4,286
		$27,281	Total System Services Inc	15,983	1,014
Beverages - 2.07%			TransUnion (a)	131,960	6,048
Brown-Forman Corp - A Shares	3,869	199	United Rentals Inc (a)	42,941	5,109
Brown-Forman Corp - B Shares	9,320	460	Vantiv Inc (a)	14,509	922
Constellation Brands Inc	26,400	5,105	Verisk Analytics Inc (a)	77,993	6,806
Dr Pepper Snapple Group Inc	116,938	10,660	Western Union Co/The	26,418	522
Monster Beverage Corp (a)	115,441	6,090
			WEX Inc (a)	2,341	254
		$22,514			$86,729
Biotechnology - 2.99%
Alnylam Pharmaceuticals Inc (a)	4,693	388	Computers - 1.73%
BioMarin Pharmaceutical Inc (a)	52,029	4,564	CSRA Inc	13,084	427
			Dell Technologies Inc Class V (a)	11,489	738
Bioverativ Inc (a)	7,775	482
			DST Systems Inc	1,169	64
Charles River Laboratories International Inc (a)	42,464	4,170	DXC Technology Co	22,791	1,786
			EPAM Systems Inc (a)	101,445	8,717
Exelixis Inc (a)	20,735	562
			Fortinet Inc (a)	11,376	420
Illumina Inc (a)	80,171	13,938
Incyte Corp (a)	38,600	5,145	Genpact Ltd	11,038	320
			Mercury Systems Inc (a)	35,492	1,559
Intercept Pharmaceuticals Inc (a)	1,278	150
			NCR Corp (a)	9,508	360
Intrexon Corp (a)	2,798	61
Ionis Pharmaceuticals Inc (a)	8,859	464	NetApp Inc	21,730	944
Seattle Genetics Inc (a)	51,522	2,602	Seagate Technology PLC	91,118	3,003
			Western Digital Corp	5,346	455
		$32,526			$18,793
Building Materials - 2.04%
Armstrong World Industries Inc (a)	3,386	164	Consumer Products - 0.73%
			Avery Dennison Corp	7,464	694
Eagle Materials Inc	3,505	330	Church & Dwight Co Inc	116,312	6,205
Fortune Brands Home & Security Inc	186,231	12,230	Clorox Co/The	6,162	822
Lennox International Inc	2,011	344	Spectrum Brands Holdings Inc	1,885	218
Martin Marietta Materials Inc	34,525	7,817
Masco Corp	11,608	443			$7,939
Vulcan Materials Co	6,852	844	Distribution & Wholesale - 3.21%
			Fastenal Co	180,574	7,757
		$22,172	HD Supply Holdings Inc (a)	16,276	529
Chemicals - 1.89%			LKQ Corp (a)	163,735	5,659
Albemarle Corp	67,806	7,851

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Distribution & Wholesale (continued)			Food (continued)
Pool Corp	121,531	$13,140	Whole Foods Market Inc	4,276	$178
Watsco Inc	47,348	7,139			$12,519
WW Grainger Inc	3,954	659	Forest Products & Paper - 0.14%
		$34,883	International Paper Co	28,393	1,561
Diversified Financial Services - 2.72%
Affiliated Managers Group Inc	53,787	9,995	Hand & Machine Tools - 0.08%
Alliance Data Systems Corp	25,767	6,221	Lincoln Electric Holdings Inc	4,484	391
Ameriprise Financial Inc	63,733	9,234	Snap-on Inc	1,251	193
BGC Partners Inc	4,951	62	Stanley Black & Decker Inc	2,113	297
CBOE Holdings Inc	6,178	584			$881
Credit Acceptance Corp (a)	741	185	Healthcare - Products - 7.41%
Eaton Vance Corp	8,039	395	ABIOMED Inc (a)	29,134	4,314
Federated Investors Inc	2,170	63	Align Technology Inc (a)	54,426	9,101
Invesco Ltd	6,609	230	Bio-Techne Corp	2,713	314
Lazard Ltd	7,943	371	Bruker Corp	3,064	88
Legg Mason Inc	1,613	65	Cooper Cos Inc/The	65,788	16,043
LPL Financial Holdings Inc	6,501	297	CR Bard Inc	5,629	1,805
Raymond James Financial Inc	3,696	307	Edwards Lifesciences Corp (a)	161,487	18,600
SEI Investments Co	7,496	424	Henry Schein Inc (a)	42,943	7,825
T Rowe Price Group Inc	4,150	343	Hill-Rom Holdings Inc	4,552	339
TD Ameritrade Holding Corp	17,788	813	Hologic Inc (a)	14,257	630
		$29,589	IDEXX Laboratories Inc (a)	74,753	12,444
Electric - 0.01%			Intuitive Surgical Inc (a)	7,400	6,943
NRG Energy Inc	4,214	104	OPKO Health Inc (a)	2,602	17
			Patterson Cos Inc	725	30
Electrical Components & Equipment - 0.92%			QIAGEN NV (a)	8,062	265
Acuity Brands Inc	43,510	8,817	ResMed Inc	7,814	603
AMETEK Inc	2,075	128	Teleflex Inc	409	85
Energizer Holdings Inc	4,731	218	Varian Medical Systems Inc (a)	7,893	767
Hubbell Inc	3,500	416	West Pharmaceutical Services Inc	4,098	364
Universal Display Corp	3,184	384			$80,577
		$9,963	Healthcare - Services - 2.14%
Electronics - 4.69%			Acadia Healthcare Co Inc (a)	137,415	7,273
Agilent Technologies Inc	7,759	464	Centene Corp (a)	31,869	2,531
Allegion PLC	50,715	4,120	Cigna Corp	22,704	3,941
Amphenol Corp	71,494	5,478	ICON PLC (a)	80,095	8,406
Coherent Inc (a)	35,666	9,452	LifePoint Health Inc (a)	576	34
FLIR Systems Inc	85,399	3,187	Quintiles IMS Holdings Inc (a)	4,647	421
Fortive Corp	148,799	9,633	WellCare Health Plans Inc (a)	3,695	654
Gentex Corp	14,665	250			$23,260
Keysight Technologies Inc (a)	90,759	3,775	Holding Companies - Diversified - 0.03%
Mettler-Toledo International Inc (a)	8,654	4,959	Leucadia National Corp	10,552	275
National Instruments Corp	6,681	275
PerkinElmer Inc	3,357	221	Home Builders - 0.87%
Sensata Technologies Holding NV (a)	7,297	329	DR Horton Inc	17,645	630
Trimble Inc (a)	209,483	7,841	Lennar Corp - A Shares	138,400	7,258
Waters Corp (a)	6,148	1,066	NVR Inc (a)	301	786
		$51,050	PulteGroup Inc	4,561	111
Entertainment - 1.49%			Thor Industries Inc	3,838	404
Lions Gate Entertainment Corp - A shares (a)	65,083	1,914	Toll Brothers Inc	5,922	228
Lions Gate Entertainment Corp - B shares (a)	67,337	1,852			$9,417
Madison Square Garden Co/The (a)	231	51	Home Furnishings - 0.04%
Regal Entertainment Group	3,152	60	Leggett & Platt Inc	5,948	287
Six Flags Entertainment Corp	5,522	314	Tempur Sealy International Inc (a)	1,565	90
Vail Resorts Inc	56,836	11,978	Whirlpool Corp	322	57
		$16,169			$434
Environmental Control - 0.98%			Housewares - 0.49%
Clean Harbors Inc (a)	2,819	160	Scotts Miracle-Gro Co/The	45,457	4,363
Waste Connections Inc	161,700	10,507	Toro Co/The	9,702	690
		$10,667	Tupperware Brands Corp	4,079	248
Food - 1.15%					$5,301
Blue Buffalo Pet Products Inc (a)	6,746	151	Insurance - 0.71%
Campbell Soup Co	11,214	592	Arch Capital Group Ltd (a)	2,212	215
Hain Celestial Group Inc/The (a)	74,655	3,338	Arthur J Gallagher & Co	10,170	598
Hershey Co/The	9,790	1,031	Aspen Insurance Holdings Ltd	1,519	74
Kellogg Co	12,818	872	Assurant Inc	890	94
Lamb Weston Holdings Inc	3,657	161	Erie Indemnity Co	1,318	168
McCormick & Co Inc/MD	60,263	5,743	Progressive Corp/The	130,596	6,155
Pilgrim's Pride Corp (a)	3,957	96	RenaissanceRe Holdings Ltd	260	38
Sprouts Farmers Market Inc (a)	10,125	244	Voya Financial Inc	602	24
TreeHouse Foods Inc (a)	1,328	113	XL Group Ltd	8,804	391
					$7,757

See accompanying notes

Schedule of Investments MidCap Growth Fund III July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Internet - 1.49%			Oil & Gas (continued)
CDW Corp/DE	120,406	$7,638	Apache Corp	1,105	$55
Expedia Inc	6,800	1,064	Cabot Oil & Gas Corp	25,602	637
F5 Networks Inc (a)	5,845	706	Chesapeake Energy Corp (a)	4,767	24
GoDaddy Inc (a)	6,728	289	Cimarex Energy Co	4,898	485
IAC/InterActiveCorp (a)	6,214	650	Continental Resources Inc/OK (a)	2,783	93
Liberty Expedia Holdings Inc (a)	1,316	75	Devon Energy Corp	5,084	169
Match Group Inc (a)	5,318	97	Diamondback Energy Inc (a)	129,074	12,375
Palo Alto Networks Inc (a)	26,257	3,460	Laredo Petroleum Inc (a)	11,740	152
Symantec Corp	34,588	1,072	Newfield Exploration Co (a)	14,342	412
Twitter Inc (a)	2,349	38	Parsley Energy Inc (a)	11,017	323
VeriSign Inc (a)	7,988	808	Rice Energy Inc (a)	6,227	174
Wayfair Inc (a)	2,883	220	RSP Permian Inc (a)	115,891	3,982
Zillow Group Inc - A Shares (a)	2,992	136			$19,050
		$16,253	Oil & Gas Services - 0.01%
Iron & Steel - 0.02%			RPC Inc	3,947	82
Steel Dynamics Inc	6,028	213
			Packaging & Containers - 0.67%
Leisure Products & Services - 1.14%			Ball Corp	105,124	4,404
Brunswick Corp/DE	60,176	3,406	Berry Global Group Inc (a)	11,321	635
Harley-Davidson Inc	7,147	348	Crown Holdings Inc (a)	8,724	519
Polaris Industries Inc	4,311	387	Graphic Packaging Holding Co	16,572	219
Royal Caribbean Cruises Ltd	73,320	8,290	Owens-Illinois Inc (a)	9,638	230
		$12,431	Packaging Corp of America	7,844	859
Lodging - 1.26%			Sealed Air Corp	5,583	243
Choice Hotels International Inc	2,883	186	Silgan Holdings Inc	5,613	170
Extended Stay America Inc	8,247	163			$7,279
Hilton Grand Vacations Inc (a)	4,922	181	Pharmaceuticals - 1.55%
Hilton Worldwide Holdings Inc	9,500	594	ACADIA Pharmaceuticals Inc (a)	6,959	207
ILG Inc	168,500	4,467	Agios Pharmaceuticals Inc (a)	2,743	153
MGM Resorts International	190,763	6,282	Akorn Inc (a)	6,311	212
Wyndham Worldwide Corp	8,779	916	Alkermes PLC (a)	10,929	595
Wynn Resorts Ltd	6,684	865	AmerisourceBergen Corp	12,825	1,203
		$13,654	DexCom Inc (a)	4,788	319
Machinery - Construction & Mining - 0.84%			Herbalife Ltd (a)	5,095	339
BWX Technologies Inc	7,254	382	Jazz Pharmaceuticals PLC (a)	30,595	4,700
Oshkosh Corp	127,500	8,780	Neurocrine Biosciences Inc (a)	6,278	301
		$9,162	Premier Inc (a)	1,284	45
Machinery - Diversified - 2.87%			TESARO Inc (a)	2,663	340
Cognex Corp	4,644	441	VCA Inc (a)	4,381	406
Cummins Inc	4,621	776	Zoetis Inc	128,472	8,032
Graco Inc	72,232	8,382			$16,852
IDEX Corp	6,322	737	Pipelines - 0.15%
Middleby Corp/The (a)	71,762	9,378	Cheniere Energy Inc (a)	7,564	342
Nordson Corp	5,328	677	ONEOK Inc	16,653	942
Rockwell Automation Inc	51,840	8,555	Williams Cos Inc/The	11,223	357
Roper Technologies Inc	5,330	1,239			$1,641
Wabtec Corp/DE	1,527	115	Real Estate - 0.04%
Welbilt Inc (a)	9,542	186	CBRE Group Inc (a)	10,734	408
Xylem Inc/NY	5,241	297
Zebra Technologies Corp (a)	4,019	409	REITS - 1.55%
		$31,192	Boston Properties Inc	1,287	156
Media - 2.07%			CoreSite Realty Corp	2,437	265
AMC Networks Inc (a)	4,374	280	Crown Castle International Corp	40,500	4,073
Cable One Inc	14,941	11,354	CubeSmart	8,804	217
FactSet Research Systems Inc	2,160	361	CyrusOne Inc	5,465	326
Scripps Networks Interactive Inc	3,759	328	Digital Realty Trust Inc	8,400	969
Sirius XM Holdings Inc	1,745,408	10,228	Douglas Emmett Inc	8,431	322
		$22,551	DuPont Fabros Technology Inc	5,560	346
Mining - 0.05%			Equity LifeStyle Properties Inc	6,491	567
Freeport-McMoRan Inc (a)	23,461	343	Extra Space Storage Inc	5,781	459
Southern Copper Corp	5,398	212	Federal Realty Investment Trust	2,207	293
		$555	Gaming and Leisure Properties Inc	6,485	246
Miscellaneous Manufacturers - 1.97%			Hudson Pacific Properties Inc	1,149	38
AO Smith Corp	265,099	14,196	Iron Mountain Inc	12,845	468
AptarGroup Inc	1,163	94	Lamar Advertising Co	5,316	375
Donaldson Co Inc	9,314	442	Outfront Media Inc	1,395	32
Dover Corp	2,802	235	SBA Communications Corp (a)	54,969	7,561
Hexcel Corp	77,741	3,979	Tanger Factory Outlet Centers Inc	447	12
Ingersoll-Rand PLC	10,875	956	Taubman Centers Inc	2,089	119
Parker-Hannifin Corp	9,117	1,513			$16,844
		$21,415	Retail - 7.24%
Oil & Gas - 1.75%			Advance Auto Parts Inc	1,058	119
Antero Resources Corp (a)	8,195	169	AutoZone Inc (a)	1,358	733

See accompanying notes

Schedule of Investments MidCap Growth Fund III July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Retail (continued)			Software (continued)
Burlington Stores Inc (a)	166,835	$14,520	Jack Henry & Associates Inc	6,863	$737
CarMax Inc (a)	10,346	685	Manhattan Associates Inc (a)	5,574	246
Casey's General Stores Inc	46,378	4,951	MSCI Inc	6,539	712
Chipotle Mexican Grill Inc (a)	1,417	487	Paychex Inc	18,018	1,042
Coach Inc	6,096	287	PTC Inc (a)	64,229	3,544
Copart Inc (a)	14,960	471	Red Hat Inc (a)	64,388	6,366
Darden Restaurants Inc	10,671	895	ServiceNow Inc (a)	123,487	13,639
Dick's Sporting Goods Inc	5,235	195	Splunk Inc (a)	54,833	3,291
Dollar General Corp	75,487	5,674	SS&C Technologies Holdings Inc	15,571	604
Dollar Tree Inc (a)	12,225	881	Synopsys Inc (a)	153,342	11,741
Domino's Pizza Inc	63,424	11,829	Take-Two Interactive Software Inc (a)	9,588	762
Dunkin' Brands Group Inc	7,139	379	Tyler Technologies Inc (a)	71,528	12,290
Floor & Decor Holdings Inc (a)	726	25	Ultimate Software Group Inc/The (a)	58,215	13,141
Foot Locker Inc	510	24	Veeva Systems Inc (a)	81,660	5,206
Gap Inc/The	1,939	46	Workday Inc (a)	7,305	746
Genuine Parts Co	3,035	258			$125,849
L Brands Inc	2,142	99	Telecommunications - 0.83%
Liberty Interactive Corp QVC Group (a)	346,390	8,292	Arista Networks Inc (a)	2,962	442
Lululemon Athletica Inc (a)	153,175	9,442	CommScope Holding Co Inc (a)	7,421	273
Michaels Cos Inc/The (a)	6,913	139	Juniper Networks Inc	156,300	4,369
MSC Industrial Direct Co Inc	1,539	110	LogMeIn Inc	2,683	312
Nordstrom Inc	8,727	424	Motorola Solutions Inc	856	78
Nu Skin Enterprises Inc	1,260	80	Zayo Group Holdings Inc (a)	109,842	3,601
Ollie's Bargain Outlet Holdings Inc (a)	192,685	8,613			$9,075
O'Reilly Automotive Inc (a)	5,006	1,023	Textiles - 0.02%
Ross Stores Inc	30,110	1,666	Mohawk Industries Inc (a)	813	202
Sally Beauty Holdings Inc (a)	3,699	75
Tractor Supply Co	7,207	404	Toys, Games & Hobbies - 0.92%
Ulta Beauty Inc (a)	18,547	4,659	Hasbro Inc	93,615	9,912
Wendy's Co/The	15,226	235	Mattel Inc	3,631	73
Williams-Sonoma Inc	1,615	75			$9,985
Yum China Holdings Inc (a)	26,150	936
			Transportation - 1.22%
		$78,731	CH Robinson Worldwide Inc	54,321	3,563
Semiconductors - 4.85%			Expeditors International of Washington Inc	7,087	417
Advanced Micro Devices Inc (a)	46,174	628	JB Hunt Transport Services Inc	54,851	4,976
Analog Devices Inc	20,276	1,602	Landstar System Inc	3,276	272
Cypress Semiconductor Corp	3,561	50	Old Dominion Freight Line Inc	37,981	3,643
IPG Photonics Corp (a)	27,764	4,238	XPO Logistics Inc (a)	6,040	363
KLA-Tencor Corp	13,486	1,249			$13,234
Lam Research Corp	13,057	2,082	TOTAL COMMON STOCKS		$1,046,292
Maxim Integrated Products Inc	15,752	716	INVESTMENT COMPANIES - 4.56%	Shares Held	Value (000's)
Microchip Technology Inc	178,228	14,266	Money Market Funds - 4.56%
Micron Technology Inc (a)	176,700	4,969
Microsemi Corp (a)	66,107	3,443	BlackRock Liquidity Funds FedFund Portfolio	26,585,627	26,586
			Cash Account Trust - Government & Agency	429,404	429
Monolithic Power Systems Inc	76,055	7,782	Portfolio - Government Cash Managed
NVIDIA Corp	46,900	7,622	First American Government Obligations Fund	22,528,653	22,529
ON Semiconductor Corp (a)	42,026	628
Qorvo Inc (a)	3,699	254			$49,544
Skyworks Solutions Inc	15,273	1,602	TOTAL INVESTMENT COMPANIES		$49,544
Teradyne Inc	10,386	359	Total Investments		$1,095,836
Xilinx Inc	19,824	1,254	Other Assets and Liabilities - (0.77)%		$(8,411)
		$52,744	TOTAL NET ASSETS - 100.00%		$1,087,425
Shipbuilding - 0.06%
Huntington Ingalls Industries Inc	3,363	693	(a) Non-Income Producing Security

Software - 11.57%
ANSYS Inc (a)	39,790	5,155
athenahealth Inc (a)	2,848	394	Portfolio Summary (unaudited)
Atlassian Corp PLC (a)	5,754	206	Sector		Percent
Autodesk Inc (a)	53,816	5,962	Consumer, Non-cyclical		26.12%
Black Knight Financial Services Inc (a)	2,896	123	Consumer, Cyclical		19.29%
Blackbaud Inc	61,640	5,692	Technology		18.05%
Broadridge Financial Solutions Inc	129,915	9,856	Industrial		16.60%
Cadence Design Systems Inc (a)	25,328	935	Financial		7.53%
Cerner Corp (a)	16,126	1,038	Communications		4.58%
Citrix Systems Inc (a)	13,182	1,041	Investment Companies		4.56%
Dun & Bradstreet Corp/The	1,187	131	Basic Materials		2.10%
Electronic Arts Inc (a)	68,604	8,009	Energy		1.91%
Fidelity National Information Services Inc	10,481	956	Diversified		0.02%
First Data Corp (a)	28,781	537	Utilities		0.01%
Fiserv Inc (a)	90,145	11,583	Other Assets and Liabilities		(0.77)%
Guidewire Software Inc (a)	2,275	164			100.00%
			TOTAL NET ASSETS

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
July 31, 2017 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2017	Long	237	$41,624	$41,707	$83
Total					$83
Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments MidCap S&P 400 Index Fund July 31, 2017 (unaudited)

COMMON STOCKS - 97.68%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 1.22%			Chemicals (continued)
Curtiss-Wright Corp	37,361	$3,602	Olin Corp	140,087	$4,130
Esterline Technologies Corp (a)	25,142	2,426	PolyOne Corp	69,035	2,525
KLX Inc (a)	43,675	2,268	RPM International Inc	112,799	5,851
Orbital ATK Inc	48,733	4,980	Sensient Technologies Corp	37,372	2,779
Teledyne Technologies Inc (a)	29,796	4,062	Valvoline Inc	172,681	3,915
		$17,338	Versum Materials Inc	91,765	3,236
Airlines - 0.43%					$41,821
JetBlue Airways Corp (a)	281,757	6,179	Coal - 0.18%
			CONSOL Energy Inc (a)	149,576	2,507
Apparel - 0.60%
Carter's Inc	40,861	3,544	Commercial Services - 4.61%
Deckers Outdoor Corp (a)	27,013	1,752	Aaron's Inc	53,102	2,458
Skechers U.S.A. Inc (a)	112,972	3,173	Adtalem Global Education Inc (a)	48,122	1,564
		$8,469	Avis Budget Group Inc (a)	71,128	2,189
Automobile Parts & Equipment - 0.32%			CDK Global Inc	122,602	8,065
Cooper Tire & Rubber Co	44,697	1,634	CoreLogic Inc/United States (a)	71,471	3,256
Dana Inc	122,066	2,895	Deluxe Corp	40,954	2,957
		$4,529	FTI Consulting Inc (a)	34,893	1,145
Banks - 7.84%			Graham Holdings Co	3,928	2,327
Associated Banc-Corp	128,619	3,080	INC Research Holdings Inc (a)	45,685	2,513
BancorpSouth Inc	70,188	2,109	Live Nation Entertainment Inc (a)	112,784	4,203
Bank of Hawaii Corp	36,066	3,018	ManpowerGroup Inc	56,642	6,069
Bank of the Ozarks	102,537	4,424	MarketAxess Holdings Inc	31,737	6,439
Cathay General Bancorp	63,367	2,373	PAREXEL International Corp (a)	42,864	3,751
Chemical Financial Corp	60,056	2,894	Rollins Inc	80,999	3,516
Commerce Bancshares Inc/MO	73,794	4,283	Sabre Corp	173,768	3,845
Cullen/Frost Bankers Inc	48,060	4,363	Service Corp International/US	158,741	5,513
East West Bancorp Inc	122,004	6,952	Sotheby's (a)	38,693	2,190
First Horizon National Corp	197,408	3,441	WEX Inc (a)	32,596	3,543
FNB Corp/PA	272,828	3,738			$65,543
Fulton Financial Corp	147,615	2,694	Computers - 3.00%
Hancock Holding Co	71,367	3,283	3D Systems Corp (a)	91,298	1,534
Home BancShares Inc/AR	106,578	2,643	Brocade Communications Systems Inc	346,244	4,373
International Bancshares Corp	49,083	1,738	Convergys Corp	79,482	1,905
MB Financial Inc	60,170	2,461	Diebold Nixdorf Inc	63,732	1,491
PacWest Bancorp	101,219	4,861	DST Systems Inc	52,154	2,863
Pinnacle Financial Partners Inc	61,220	3,912	Fortinet Inc (a)	126,151	4,656
Prosperity Bancshares Inc	58,677	3,761	Leidos Holdings Inc	121,157	6,475
Signature Bank/New York NY (a)	45,330	6,282	MAXIMUS Inc	54,735	3,304
SVB Financial Group (a)	44,326	7,910	NCR Corp (a)	102,342	3,874
Synovus Financial Corp	103,269	4,490	NetScout Systems Inc (a)	77,450	2,672
TCF Financial Corp	144,588	2,279	NeuStar Inc (a)	47,096	1,573
Texas Capital Bancshares Inc (a)	41,853	3,279	Science Applications International Corp	36,905	2,598
Trustmark Corp	57,190	1,828	Teradata Corp (a)	110,523	3,517
UMB Financial Corp	37,043	2,580	VeriFone Systems Inc (a)	94,247	1,839
Umpqua Holdings Corp	186,110	3,450			$42,674
United Bankshares Inc/WV	88,533	3,054	Consumer Products - 0.16%
Valley National Bancorp	222,787	2,647	Helen of Troy Ltd (a)	22,844	2,302
Webster Financial Corp	77,858	4,043
Wintrust Financial Corp	46,998	3,539	Cosmetics & Personal Care - 0.34%
		$111,409	Avon Products Inc (a)	371,411	1,352
Beverages - 0.09%			Edgewell Personal Care Co (a)	48,487	3,501
Boston Beer Co Inc/The (a)	7,805	1,224			$4,853
			Distribution & Wholesale - 0.54%
Biotechnology - 1.31%			Pool Corp	34,917	3,775
Bio-Rad Laboratories Inc (a)	17,577	4,142	Watsco Inc	25,668	3,870
Bioverativ Inc (a)	91,330	5,660			$7,645
Charles River Laboratories International Inc	40,227	3,950	Diversified Financial Services - 1.99%
(a)			Eaton Vance Corp	97,092	4,766
United Therapeutics Corp (a)	38,050	4,885	Federated Investors Inc	78,339	2,259
		$18,637	Janus Henderson Group PLC	152,307	5,101
Building Materials - 1.03%			Legg Mason Inc	72,041	2,882
Cree Inc (a)	82,151	2,128	SEI Investments Co	112,573	6,361
Eagle Materials Inc	40,985	3,857	SLM Corp (a)	363,972	4,033
Lennox International Inc	32,431	5,546	Stifel Financial Corp	57,800	2,939
Louisiana-Pacific Corp (a)	122,224	3,069			$28,341
		$14,600	Electric - 2.60%
Chemicals - 2.94%			Black Hills Corp	45,144	3,145
Ashland Global Holdings Inc	52,547	3,414	Great Plains Energy Inc	182,058	5,618
Cabot Corp	52,754	2,866	Hawaiian Electric Industries Inc	91,829	3,029
Chemours Co/The	155,762	7,416	IDACORP Inc	42,550	3,675
Minerals Technologies Inc	29,626	2,097	MDU Resources Group Inc	164,915	4,346
NewMarket Corp	7,807	3,592	NorthWestern Corp	40,907	2,364

See accompanying notes

     Schedule of Investments MidCap S&P 400 Index Fund July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Electric (continued)			Hand & Machine Tools - 0.72%
OGE Energy Corp	168,631	$6,047	Kennametal Inc	68,021	$2,510
PNM Resources Inc	67,260	2,680	Lincoln Electric Holdings Inc	52,225	4,557
Westar Energy Inc	119,944	6,087	Regal Beloit Corp	37,837	3,154
		$36,991			$10,221
Electrical Components & Equipment - 1.14%			Healthcare - Products - 3.09%
Belden Inc	35,695	2,568	ABIOMED Inc (a)	34,410	5,096
Energizer Holdings Inc	52,212	2,405	Bio-Techne Corp	31,524	3,654
EnerSys	36,747	2,656	Globus Medical Inc (a)	60,969	1,875
Hubbell Inc	43,223	5,135	Halyard Health Inc (a)	39,408	1,585
Littelfuse Inc	19,161	3,452	Hill-Rom Holdings Inc	50,536	3,766
		$16,216	LivaNova PLC (a)	36,613	2,231
Electronics - 3.87%			Masimo Corp (a)	38,436	3,636
Arrow Electronics Inc (a)	75,020	6,098	NuVasive Inc (a)	42,780	2,814
Avnet Inc	105,545	4,051	STERIS PLC	71,718	5,870
Coherent Inc (a)	20,793	5,510	Teleflex Inc	37,982	7,871
Gentex Corp	242,573	4,129	West Pharmaceutical Services Inc	62,109	5,509
Jabil Inc	153,927	4,695			$43,907
Keysight Technologies Inc (a)	155,961	6,486	Healthcare - Services - 1.59%
Knowles Corp (a)	75,339	1,141	Acadia Healthcare Co Inc (a)	64,522	3,415
National Instruments Corp	89,732	3,692	HealthSouth Corp	75,633	3,219
SYNNEX Corp	24,604	2,926	LifePoint Health Inc (a)	34,085	2,025
Tech Data Corp (a)	29,295	3,000	MEDNAX Inc (a)	78,542	3,690
Trimble Inc (a)	213,548	7,993	Molina Healthcare Inc (a)	36,100	2,411
Vishay Intertechnology Inc	113,189	2,020	Tenet Healthcare Corp (a)	67,910	1,178
Woodward Inc	46,565	3,257	WellCare Health Plans Inc (a)	37,570	6,650
		$54,998			$22,588
Energy - Alternate Sources - 0.23%			Home Builders - 1.58%
First Solar Inc (a)	66,047	3,257	CalAtlantic Group Inc	65,002	2,282
			KB Home	70,167	1,608
Engineering & Construction - 0.94%			NVR Inc (a)	2,943	7,682
AECOM (a)	131,502	4,195	Thor Industries Inc	40,407	4,257
Dycom Industries Inc (a)	26,243	2,378	Toll Brothers Inc	124,945	4,822
EMCOR Group Inc	50,016	3,376	TRI Pointe Group Inc (a)	134,308	1,786
Granite Construction Inc	33,622	1,648			$22,437
KBR Inc	120,879	1,803	Home Furnishings - 0.16%
		$13,400	Tempur Sealy International Inc (a)	39,595	2,284
Entertainment - 0.44%
Churchill Downs Inc	10,439	1,953	Housewares - 0.89%
Cinemark Holdings Inc	89,459	3,480	Scotts Miracle-Gro Co/The	37,224	3,573
International Speedway Corp	21,318	763	Toro Co/The	90,843	6,458
		$6,196	Tupperware Brands Corp	42,832	2,601
Environmental Control - 0.33%					$12,632
Clean Harbors Inc (a)	43,960	2,497	Insurance - 4.42%
MSA Safety Inc	26,590	2,131	Alleghany Corp (a)	13,036	7,996
		$4,628	American Financial Group Inc/OH	62,161	6,303
Food - 2.71%			Aspen Insurance Holdings Ltd	50,654	2,472
Dean Foods Co	76,740	1,151	Brown & Brown Inc	97,123	4,332
Flowers Foods Inc	155,475	2,735	CNO Financial Group Inc	144,657	3,310
Hain Celestial Group Inc/The (a)	87,351	3,905	First American Financial Corp	93,120	4,508
Ingredion Inc	60,527	7,464	Genworth Financial Inc (a)	421,316	1,445
Lamb Weston Holdings Inc	117,174	5,153	Hanover Insurance Group Inc/The	36,033	3,418
Lancaster Colony Corp	16,452	2,017	Kemper Corp	41,146	1,615
Post Holdings Inc (a)	55,956	4,656	Mercury General Corp	30,825	1,846
Snyder's-Lance Inc	72,621	2,527	Old Republic International Corp	206,995	4,061
Sprouts Farmers Market Inc (a)	109,133	2,627	Primerica Inc	38,422	3,114
Tootsie Roll Industries Inc	14,986	557	Reinsurance Group of America Inc	54,373	7,623
TreeHouse Foods Inc (a)	48,080	4,079	RenaissanceRe Holdings Ltd	34,301	5,039
United Natural Foods Inc (a)	42,721	1,646	WR Berkley Corp	81,892	5,648
		$38,517			$62,730
Forest Products & Paper - 0.15%			Internet - 0.25%
Domtar Corp	52,850	2,064	Cars.com Inc (a)	60,436	1,468
			WebMD Health Corp (a)	31,861	2,111
Gas - 2.59%					$3,579
Atmos Energy Corp	88,906	7,713	Iron & Steel - 1.43%
National Fuel Gas Co	72,126	4,271	Allegheny Technologies Inc	91,889	1,740
New Jersey Resources Corp	72,989	3,077	Carpenter Technology Corp	39,468	1,596
ONE Gas Inc	44,286	3,223	Commercial Metals Co	97,763	1,819
Southwest Gas Holdings Inc	40,159	3,217	Reliance Steel & Aluminum Co	61,542	4,453
UGI Corp	146,185	7,378	Steel Dynamics Inc	204,166	7,230
Vectren Corp	70,046	4,210	United States Steel Corp	147,483	3,464
WGL Holdings Inc	43,250	3,707			$20,302
		$36,796	Leisure Products & Services - 0.61%
			Brunswick Corp/DE	75,410	4,269

See accompanying notes

     Schedule of Investments MidCap S&P 400 Index Fund July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Leisure Products & Services (continued)			Oil & Gas Services (continued)
Polaris Industries Inc	49,468	$4,435	Superior Energy Services Inc (a)	129,052	$1,389
		$8,704			$11,218
Machinery - Construction & Mining - 0.53%			Packaging & Containers - 0.97%
Oshkosh Corp	63,157	4,349	Bemis Co Inc	77,643	3,290
Terex Corp	82,414	3,245	Greif Inc - Class A	21,799	1,223
		$7,594	Owens-Illinois Inc (a)	137,383	3,283
Machinery - Diversified - 2.80%			Silgan Holdings Inc	63,324	1,919
AGCO Corp	56,352	4,065	Sonoco Products Co	83,919	4,068
Cognex Corp	73,163	6,955			$13,783
Graco Inc	46,908	5,443	Pharmaceuticals - 1.57%
IDEX Corp	64,434	7,509	Akorn Inc (a)	73,622	2,475
Nordson Corp	45,261	5,748	Catalent Inc (a)	105,516	3,661
Wabtec Corp/DE	72,927	5,496	Endo International PLC (a)	167,674	1,848
Zebra Technologies Corp (a)	44,554	4,532	Mallinckrodt PLC (a)	83,889	3,842
		$39,748	Owens & Minor Inc	51,680	1,666
Media - 1.42%			Prestige Brands Holdings Inc (a)	44,715	2,398
AMC Networks Inc (a)	46,534	2,976	VCA Inc (a)	68,622	6,353
Cable One Inc	3,960	3,009			$22,243
FactSet Research Systems Inc	33,318	5,572	Real Estate - 0.46%
John Wiley & Sons Inc	37,816	2,089	Alexander & Baldwin Inc	39,010	1,636
Meredith Corp	30,971	1,841	Jones Lang LaSalle Inc	38,240	4,865
New York Times Co/The	103,153	1,960			$6,501
TEGNA Inc	181,308	2,689	REITS - 8.83%
		$20,136	American Campus Communities Inc	113,212	5,427
Metal Fabrication & Hardware - 0.53%			Camden Property Trust	74,004	6,638
Timken Co/The	59,272	2,697	Care Capital Properties Inc	70,973	1,719
Valmont Industries Inc	19,071	2,912	CoreCivic Inc	99,767	2,764
Worthington Industries Inc	37,103	1,880	Corporate Office Properties Trust	83,962	2,795
		$7,489	Cousins Properties Inc	353,720	3,251
Mining - 0.48%			CyrusOne Inc	65,928	3,937
Compass Minerals International Inc	28,560	1,972	DCT Industrial Trust Inc	77,620	4,373
Royal Gold Inc	55,172	4,781	Douglas Emmett Inc	124,005	4,744
		$6,753	Education Realty Trust Inc	61,795	2,320
Miscellaneous Manufacturers - 1.74%			EPR Properties	54,097	3,916
AptarGroup Inc	52,715	4,266	First Industrial Realty Trust Inc	99,025	3,022
Carlisle Cos Inc	54,547	5,323	GEO Group Inc/The	105,070	3,084
Crane Co	42,710	3,225	Healthcare Realty Trust Inc	98,323	3,274
Donaldson Co Inc	111,549	5,297	Highwoods Properties Inc	86,146	4,438
ITT Inc	74,868	3,070	Hospitality Properties Trust	138,708	4,031
Trinity Industries Inc	128,495	3,522	JBG SMITH Properties (a)	72,726	2,580
		$24,703	Kilroy Realty Corp	82,990	5,760
Office & Business Equipment - 0.17%			Lamar Advertising Co	70,500	4,975
Pitney Bowes Inc	157,483	2,479	LaSalle Hotel Properties	95,602	2,824
			Liberty Property Trust	124,307	5,223
Office Furnishings - 0.22%			Life Storage Inc	39,261	2,868
Herman Miller Inc	50,482	1,700	Mack-Cali Realty Corp	75,866	1,991
HNI Corp	37,233	1,406	Medical Properties Trust Inc	307,359	3,990
		$3,106	National Retail Properties Inc	125,933	5,035
Oil & Gas - 2.83%			Omega Healthcare Investors Inc	166,186	5,250
Diamond Offshore Drilling Inc (a)	54,459	676	Potlatch Corp	34,290	1,641
			Quality Care Properties Inc (a)	79,035	1,329
Energen Corp (a)	81,963	4,367
Ensco PLC	256,361	1,356	Rayonier Inc	108,783	3,162
Gulfport Energy Corp (a)	134,317	1,695	Senior Housing Properties Trust	200,583	3,901
HollyFrontier Corp	149,758	4,319	Tanger Factory Outlet Centers Inc	81,447	2,153
Matador Resources Co (a)	78,676	1,909	Taubman Centers Inc	51,249	2,915
Murphy Oil Corp	136,957	3,640	Uniti Group Inc	133,334	3,413
Murphy USA Inc (a)	29,191	2,211	Urban Edge Properties	83,533	2,099
Nabors Industries Ltd	241,332	1,861	Washington Prime Group Inc	156,501	1,412
Patterson-UTI Energy Inc	139,613	2,700	Weingarten Realty Investors	99,739	3,238
PBF Energy Inc	92,622	2,109			$125,492
QEP Resources Inc (a)	203,083	1,740	Retail - 5.13%
Rowan Cos PLC (a)	106,479	1,243	American Eagle Outfitters Inc	140,472	1,663
SM Energy Co	82,673	1,438	Bed Bath & Beyond Inc	122,568	3,665
Southwestern Energy Co (a)	427,160	2,435	Big Lots Inc	37,817	1,878
Transocean Ltd (a)	330,201	2,856	Brinker International Inc	41,318	1,465
WPX Energy Inc (a)	335,738	3,619	Buffalo Wild Wings Inc (a)	13,628	1,465
			Cabela's Inc (a)	43,642	2,487
		$40,174
Oil & Gas Services - 0.79%			Casey's General Stores Inc	33,083	3,532
Core Laboratories NV	37,247	3,744	Cheesecake Factory Inc/The	37,666	1,792
			Copart Inc (a)	173,098	5,451
Dril-Quip Inc (a)	31,947	1,425
NOW Inc (a)	90,915	1,448	Cracker Barrel Old Country Store Inc	20,302	3,156
Oceaneering International Inc	82,970	2,128	Dick's Sporting Goods Inc	74,112	2,767
Oil States International Inc (a)	43,605	1,084

See accompanying notes

     Schedule of Investments MidCap S&P 400 Index Fund July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Retail (continued)			Transportation (continued)
Dillard's Inc	18,285	$1,350	Werner Enterprises Inc	37,809	$1,121
Domino's Pizza Inc	40,607	7,573			$21,135
Dunkin' Brands Group Inc	77,818	4,127	Trucking & Leasing - 0.14%
GameStop Corp	85,508	1,855	GATX Corp	33,016	2,041
HSN Inc	26,978	1,070
Jack in the Box Inc	24,840	2,304	Water - 0.35%
Michaels Cos Inc/The (a)	89,321	1,799	Aqua America Inc	149,968	5,006
MSC Industrial Direct Co Inc	38,071	2,711
Nu Skin Enterprises Inc	41,941	2,657	TOTAL COMMON STOCKS		$1,387,830
Office Depot Inc	436,255	2,561	INVESTMENT COMPANIES - 2.30%	Shares Held	Value(000	's)
Papa John's International Inc	22,352	1,594
Sally Beauty Holdings Inc (a)	116,051	2,348	Exchange Traded Funds - 0.70%
			iShares Core S&P Mid-Cap ETF	57,000	10,003
Texas Roadhouse Inc	54,498	2,578
Urban Outfitters Inc (a)	74,628	1,462
			Money Market Funds - 1.60%
Wendy's Co/The	161,666	2,496	BlackRock Liquidity Funds FedFund Portfolio	22,734,394	22,734
Williams-Sonoma Inc	67,304	3,125
World Fuel Services Corp	58,316	1,886	TOTAL INVESTMENT COMPANIES		$32,737
		$72,817	Total Investments		$1,420,567
Savings & Loans - 0.56%			Other Assets and Liabilities - 0.02%		$261
New York Community Bancorp Inc	412,961	5,422	TOTAL NET ASSETS - 100.00%		$1,420,828
Washington Federal Inc	75,523	2,526
		$7,948
Semiconductors - 2.35%			(a) Non-Income Producing Security
Cirrus Logic Inc (a)	54,391	3,342
Cypress Semiconductor Corp	278,179	3,950
Integrated Device Technology Inc (a)	112,298	2,935
IPG Photonics Corp (a)	31,730	4,843	Portfolio Summary (unaudited)
Microsemi Corp (a)	97,509	5,078	Sector		Percent
Monolithic Power Systems Inc	32,056	3,280	Financial		24.10%
Silicon Laboratories Inc (a)	35,759	2,686	Industrial		18.01%
Synaptics Inc (a)	28,967	1,524	Consumer, Non-cyclical		15.47%
Teradyne Inc	167,995	5,811	Technology		11.37%
		$33,449	Consumer, Cyclical		10.92%
Shipbuilding - 0.56%			Utilities		5.54%
Huntington Ingalls Industries Inc	38,859	8,009	Basic Materials		5.00%
			Energy		4.03%
Software - 5.85%			Communications		3.24%
ACI Worldwide Inc (a)	99,675	2,309	Investment Companies		2.30%
Acxiom Corp (a)	66,292	1,788	Other Assets and Liabilities		0.02%
Allscripts Healthcare Solutions Inc (a)	153,230	1,886	TOTAL NET ASSETS		100.00%
Blackbaud Inc	40,562	3,745
Broadridge Financial Solutions Inc	99,283	7,532
Cadence Design Systems Inc (a)	236,097	8,712
CommVault Systems Inc (a)	35,296	2,102
Dun & Bradstreet Corp/The	31,156	3,451
Fair Isaac Corp	26,147	3,727
j2 Global Inc	40,694	3,444
Jack Henry & Associates Inc	65,570	7,037
Manhattan Associates Inc (a)	58,639	2,592
Medidata Solutions Inc (a)	46,814	3,596
MSCI Inc	76,457	8,330
PTC Inc (a)	97,548	5,384
Take-Two Interactive Software Inc (a)	87,679	6,969
Tyler Technologies Inc (a)	28,495	4,896
Ultimate Software Group Inc/The (a)	25,092	5,663
		$83,163
Telecommunications - 1.57%
ARRIS International PLC (a)	158,563	4,433
Ciena Corp (a)	119,709	3,083
Frontier Communications Corp	66,037	1,011
InterDigital Inc/PA	29,285	2,133
LogMeIn Inc	44,485	5,180
Plantronics Inc	28,235	1,276
Telephone & Data Systems Inc	79,205	2,252
ViaSat Inc (a)	44,738	2,957
		$22,325
Transportation - 1.49%
Genesee & Wyoming Inc (a)	51,951	3,385
Kirby Corp (a)	45,603	2,777
Knight Transportation Inc	56,363	2,009
Landstar System Inc	35,401	2,944
Old Dominion Freight Line Inc	58,476	5,608
Ryder System Inc	45,226	3,291

See accompanying notes

		Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2017 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2017	Long	65	$11,638	$11,439	$(199)
Total					$(199)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Value Fund I
July 31, 2017 (unaudited)

COMMON STOCKS - 96.68%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.83%			Beverages (continued)
Interpublic Group of Cos Inc/The	420,034	$9,077	Molson Coors Brewing Co	18,809	$1,674
					$1,697
Aerospace & Defense - 0.32%			Biotechnology - 0.15%
Arconic Inc	10,609	263	Alnylam Pharmaceuticals Inc (a)	328	27
Harris Corp	2,271	260	Bio-Rad Laboratories Inc (a)	5,648	1,331
L3 Technologies Inc	13,560	2,373	Intrexon Corp (a)	500	11
Orbital ATK Inc	1,444	147	Juno Therapeutics Inc (a)	2,037	58
Spirit AeroSystems Holdings Inc	4,719	285	United Therapeutics Corp (a)	1,433	184
Teledyne Technologies Inc (a)	1,202	164			$1,611
		$3,492	Building Materials - 1.01%
Agriculture - 1.57%			Fortune Brands Home & Security Inc	253	17
Archer-Daniels-Midland Co	403,127	17,004	Lennox International Inc	63	11
Bunge Ltd	3,521	276	Martin Marietta Materials Inc	149	34
		$17,280	Masco Corp	2,799	107
Airlines - 0.58%			Owens Corning	161,787	10,847
Alaska Air Group Inc	1,404	120	USG Corp (a)	2,942	79
American Airlines Group Inc	8,866	448	Vulcan Materials Co	225	28
Copa Holdings SA	1,070	134			$11,123
JetBlue Airways Corp (a)	55,270	1,212	Chemicals - 2.45%
Spirit Airlines Inc (a)	26,571	1,032	Albemarle Corp	3,848	446
United Continental Holdings Inc (a)	51,243	3,468	Ashland Global Holdings Inc	2,966	193
		$6,414	Cabot Corp	9,734	529
Apparel - 1.30%			Celanese Corp	144,293	13,877
Michael Kors Holdings Ltd (a)	4,875	177	CF Industries Holdings Inc	5,862	172
Ralph Lauren Corp	1,863	141	Eastman Chemical Co	51,907	4,316
Skechers U.S.A. Inc (a)	13,035	366	FMC Corp	15,625	1,193
VF Corp	219,067	13,624	GCP Applied Technologies Inc (a)	1,349	41
		$14,308	Huntsman Corp	4,993	133
Automobile Manufacturers - 1.18%			Ingevity Corp (a)	2,605	152
PACCAR Inc	189,027	12,939	International Flavors & Fragrances Inc	35,610	4,743
			Mosaic Co/The	8,823	213
Automobile Parts & Equipment - 1.39%			NewMarket Corp	28	13
Adient PLC	14,701	963	Olin Corp	5,489	162
BorgWarner Inc	270,049	12,622	Platform Specialty Products Corp (a)	4,177	58
Goodyear Tire & Rubber Co/The	10,865	342	RPM International Inc	257	13
Lear Corp	8,841	1,310	Valvoline Inc	6,913	157
		$15,237	Versum Materials Inc	3,165	112
Banks - 4.43%			Westlake Chemical Corp	6,218	437
Associated Banc-Corp	5,484	131			$26,960
Bank of Hawaii Corp	22,191	1,856	Coal - 0.01%
Bank of the Ozarks	2,038	88	CONSOL Energy Inc (a)	8,042	135
BankUnited Inc	36,308	1,250
BOK Financial Corp	981	83	Commercial Services - 1.88%
Citizens Financial Group Inc	403,748	14,164	AMERCO	168	65
Comerica Inc	4,426	320	Aramark	7,401	295
Commerce Bancshares Inc/MO	24,043	1,396	Booz Allen Hamilton Holding Corp	10,067	345
Cullen/Frost Bankers Inc	2,007	182	CoreLogic Inc/United States (a)	1,433	65
East West Bancorp Inc	5,977	341	Graham Holdings Co	167	99
Fifth Third Bancorp	27,367	731	H&R Block Inc	7,338	224
First Hawaiian Inc	14,784	436	IHS Markit Ltd (a)	93,698	4,371
First Horizon National Corp	8,088	141	Macquarie Infrastructure Corp	1,959	148
First Republic Bank/CA	770	77	ManpowerGroup Inc	5,368	575
FNB Corp/PA	10,970	150	Nielsen Holdings PLC	15,539	669
Huntington Bancshares Inc/OH	27,119	359	Quanta Services Inc (a)	374,798	12,642
KeyCorp	39,339	710	Sabre Corp	1,818	40
M&T Bank Corp	5,249	856	United Rentals Inc (a)	9,690	1,153
Northern Trust Corp	11,276	987	WEX Inc (a)	276	30
PacWest Bancorp	5,523	265			$20,721
Popular Inc	24,992	1,053	Computers - 3.65%
Prosperity Bancshares Inc	2,262	145	Amdocs Ltd	5,439	365
Regions Financial Corp	79,959	1,168	Brocade Communications Systems Inc	13,080	165
Signature Bank/New York NY (a)	553	77	DST Systems Inc	2,006	110
SunTrust Banks Inc	277,861	15,919	DXC Technology Co	164,011	12,855
SVB Financial Group (a)	341	61	Genpact Ltd	1,283	37
Synovus Financial Corp	92,789	4,034	Hewlett Packard Enterprise Co	560,690	9,818
TCF Financial Corp	83,805	1,321	Leidos Holdings Inc	19,149	1,024
Webster Financial Corp	3,071	159	MAXIMUS Inc	150,473	9,083
Western Alliance Bancorp (a)	1,614	81	NetApp Inc	63,509	2,758
Zions Bancorporation	5,031	228	Teradata Corp (a)	20,125	640
		$48,769	Western Digital Corp	38,256	3,256
Beverages - 0.15%					$40,111
Brown-Forman Corp - A Shares	192	10	Consumer Products - 0.93%
Brown-Forman Corp - B Shares	272	13	Avery Dennison Corp	109,213	10,149

See accompanying notes

Schedule of Investments
MidCap Value Fund I
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Consumer Products (continued)			Electronics (continued)
Clorox Co/The	477	$64	Avnet Inc	4,011	$154
		$10,213	Flex Ltd (a)	714,885	11,431
Cosmetics & Personal Care - 0.08%			FLIR Systems Inc	9,146	341
Coty Inc	15,128	310	Fortive Corp	1,769	114
Edgewell Personal Care Co (a)	8,313	600	Garmin Ltd	3,022	152
		$910	Gentex Corp	102,043	1,736
Distribution & Wholesale - 0.06%			Jabil Inc	26,474	808
LKQ Corp (a)	6,612	228	Keysight Technologies Inc (a)	235,628	9,800
WESCO International Inc (a)	7,614	390	National Instruments Corp	722	30
WW Grainger Inc	82	14	PerkinElmer Inc	95,210	6,268
			Sensata Technologies Holding NV (a)	2,082	94
		$632	Trimble Inc (a)	6,061	227
Diversified Financial Services - 2.82%
Affiliated Managers Group Inc	1,417	263			$41,188
Air Lease Corp	12,119	480	Energy - Alternate Sources - 0.01%
			First Solar Inc (a)	2,610	129
Ally Financial Inc	18,265	414
Ameriprise Financial Inc	1,000	145	Engineering & Construction - 1.12%
BGC Partners Inc	6,717	85	AECOM (a)	74,041	2,362
CIT Group Inc	5,081	242	Fluor Corp	5,036	219
Credit Acceptance Corp (a)	60	15	Jacobs Engineering Group Inc	185,020	9,754
Discover Financial Services	13,735	837			$12,335
E*TRADE Financial Corp (a)	291,312	11,943	Entertainment - 0.19%
Federated Investors Inc	2,721	79	Cinemark Holdings Inc	3,801	148
FNF Group	280,197	13,690	Dolby Laboratories Inc	26,832	1,389
Invesco Ltd	8,598	299	Lions Gate Entertainment Corp - A shares (a)	838	25
Lazard Ltd	2,213	103	Madison Square Garden Co/The (a)	1,897	416
Legg Mason Inc	2,378	95	Regal Entertainment Group	3,193	61
Nasdaq Inc	2,862	213			$2,039
Navient Corp	9,913	146	Environmental Control - 0.89%
OneMain Holdings Inc (a)	2,161	58	Clean Harbors Inc (a)	617	35
Raymond James Financial Inc	3,918	326	Republic Services Inc	149,388	9,594
Santander Consumer USA Holdings Inc (a)	5,787	74	Stericycle Inc (a)	2,078	160
SLM Corp (a)	38,957	432			$9,789
Synchrony Financial	20,417	619	Food - 2.60%
T Rowe Price Group Inc	4,995	413	Campbell Soup Co	3,491	184
TD Ameritrade Holding Corp	691	32	Conagra Brands Inc	15,142	518
		$31,003	Flowers Foods Inc	6,012	106
Electric - 4.97%			Hain Celestial Group Inc/The (a)	3,432	153
AES Corp/VA	97,897	1,095	Hershey Co/The	363	38
Alliant Energy Corp	187,450	7,597	Hormel Foods Corp	6,760	231
Ameren Corp	22,977	1,289	Ingredion Inc	74,995	9,248
Avangrid Inc	20,414	927	JM Smucker Co/The	2,829	345
Calpine Corp (a)	11,586	167	Kellogg Co	477	32
CenterPoint Energy Inc	49,760	1,403	Lamb Weston Holdings Inc	4,269	188
CMS Energy Corp	11,223	519	Pilgrim's Pride Corp (a)	432	11
Consolidated Edison Inc	15,679	1,299	Pinnacle Foods Inc	20,095	1,194
DTE Energy Co	97,573	10,446	Post Holdings Inc (a)	5,319	443
Edison International	11,635	915	Safeway, Inc. - CVR - Casa Ley (a),(b),(c)	86,307	—
Entergy Corp	22,092	1,695	Safeway, Inc. - CVR - Property Development	86,307	—
Eversource Energy	38,625	2,348	Centers (a),(b),(c),(d)
FirstEnergy Corp	103,106	3,290	Seaboard Corp	9	39
Great Plains Energy Inc	14,347	443	Sysco Corp	175,714	9,246
Hawaiian Electric Industries Inc	81,257	2,680	TreeHouse Foods Inc (a)	61,287	5,199
MDU Resources Group Inc	18,245	480	Tyson Foods Inc	14,667	929
NRG Energy Inc	15,337	377	US Foods Holding Corp (a)	4,539	128
OGE Energy Corp	5,013	180	Whole Foods Market Inc	9,147	382
Pinnacle West Capital Corp	21,098	1,830			$28,614
PPL Corp	69,507	2,664	Forest Products & Paper - 0.15%
Public Service Enterprise Group Inc	12,699	571	Domtar Corp	7,262	283
SCANA Corp	3,303	213	International Paper Co	24,905	1,370
Vistra Energy Corp	6,027	99			$1,653
WEC Energy Group Inc	16,763	1,056	Gas - 1.14%
Westar Energy Inc	3,562	181	Atmos Energy Corp	74,096	6,429
Xcel Energy Inc	230,622	10,911	National Fuel Gas Co	52,155	3,089
		$54,675	NiSource Inc	8,152	212
Electrical Components & Equipment - 0.78%			Sempra Energy	6,307	713
Acuity Brands Inc	346	70	UGI Corp	8,049	406
AMETEK Inc	4,763	293	Vectren Corp	27,341	1,643
Energizer Holdings Inc	6,453	297			$12,492
Hubbell Inc	66,954	7,954	Hand & Machine Tools - 0.39%
		$8,614	Kennametal Inc	29,899	1,103
Electronics - 3.74%			Lincoln Electric Holdings Inc	300	26
Agilent Technologies Inc	155,347	9,288	Regal Beloit Corp	1,626	136
Arrow Electronics Inc (a)	9,164	745	Snap-on Inc	1,957	302

See accompanying notes

Schedule of Investments MidCap Value Fund I July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Hand & Machine Tools (continued)			Insurance (continued)
Stanley Black & Decker Inc	19,081	$2,684	Genworth Financial Inc (a)	79,590	$273
		$4,251	Hanover Insurance Group Inc/The	43,485	4,125
Healthcare - Products - 2.17%			Hartford Financial Services Group Inc/The	14,339	788
Alere Inc (a)	2,949	149	Lincoln National Corp	28,098	2,053
Bio-Techne Corp	4,860	563	Loews Corp	6,984	340
Bruker Corp	2,682	77	Markel Corp (a)	9,812	10,514
Cooper Cos Inc/The	15,555	3,794	Marsh & McLennan Cos Inc	87,870	6,851
DENTSPLY SIRONA Inc	16,967	1,053	Mercury General Corp	12,808	767
Hill-Rom Holdings Inc	975	73	Old Republic International Corp	49,428	970
Hologic Inc (a)	238,212	10,531	ProAssurance Corp	55,270	3,416
OPKO Health Inc (a)	9,435	61	Reinsurance Group of America Inc	2,815	395
Patterson Cos Inc	8,080	337	RenaissanceRe Holdings Ltd	3,816	560
QIAGEN NV (a)	73,813	2,423	Torchmark Corp	4,763	376
STERIS PLC	8,803	720	Unum Group	9,360	469
Teleflex Inc	13,147	2,724	Validus Holdings Ltd	47,746	2,568
VWR Corp (a)	3,169	105	Voya Financial Inc	18,071	709
Zimmer Biomet Holdings Inc	10,859	1,317	White Mountains Insurance Group Ltd	494	427
		$23,927	Willis Towers Watson PLC	3,177	473
Healthcare - Services - 3.16%			WR Berkley Corp	156,233	10,775
Brookdale Senior Living Inc (a)	6,412	91	XL Group Ltd	4,370	194
Centene Corp (a)	38,225	3,036			$127,620
DaVita Inc (a)	9,997	647	Internet - 0.30%
Envision Healthcare Corp (a)	21,655	1,222	FireEye Inc (a)	5,659	83
HCA Healthcare Inc (a)	132,000	10,605	Liberty Expedia Holdings Inc (a)	9,418	537
Laboratory Corp of America Holdings (a)	3,705	589	Liberty Ventures (a)	3,345	203
LifePoint Health Inc (a)	1,196	71	Symantec Corp	38,980	1,208
MEDNAX Inc (a)	116,792	5,487	TripAdvisor Inc (a)	15,290	597
Quest Diagnostics Inc	98,822	10,703	Twitter Inc (a)	35,540	572
Quintiles IMS Holdings Inc (a)	18,233	1,651	Zillow Group Inc - A Shares (a)	638	29
Universal Health Services Inc	3,343	370	Zillow Group Inc - C Shares (a)	1,118	50
WellCare Health Plans Inc (a)	1,940	344			$3,279
		$34,816	Iron & Steel - 1.39%
Holding Companies - Diversified - 0.16%			Nucor Corp	11,278	650
Leucadia National Corp	69,158	1,800	Reliance Steel & Aluminum Co	183,876	13,306
			Steel Dynamics Inc	33,642	1,191
Home Builders - 0.54%			United States Steel Corp	8,361	196
CalAtlantic Group Inc	2,593	91			$15,343
DR Horton Inc	6,446	230	Leisure Products & Services - 0.30%
Lennar Corp - A Shares	7,327	384	Brunswick Corp/DE	1,500	85
Lennar Corp - B Shares	652	29	Harley-Davidson Inc	1,186	58
NVR Inc (a)	1,900	4,960	Norwegian Cruise Line Holdings Ltd (a)	45,768	2,520
PulteGroup Inc	5,277	129	Royal Caribbean Cruises Ltd	6,014	680
Toll Brothers Inc	3,946	152			$3,343
		$5,975	Lodging - 0.50%
Home Furnishings - 0.06%			Choice Hotels International Inc	18,735	1,211
Leggett & Platt Inc	645	31	Extended Stay America Inc	3,171	63
Tempur Sealy International Inc (a)	1,062	61	Hilton Worldwide Holdings Inc	31,048	1,941
Whirlpool Corp	3,322	591	Hyatt Hotels Corp (a)	12,430	691
		$683	Marriott International Inc/MD	11,700	1,219
Housewares - 0.07%			MGM Resorts International	11,798	389
Newell Brands Inc	13,833	729			$5,514
Scotts Miracle-Gro Co/The	175	17	Machinery - Construction & Mining - 0.07%
Tupperware Brands Corp	650	39	Oshkosh Corp	9,697	667
		$785	Terex Corp	3,314	131
Insurance - 11.60%					$798
Aflac Inc	189,442	15,108	Machinery - Diversified - 2.97%
Alleghany Corp (a)	22,412	13,746	AGCO Corp	158,354	11,424
Allstate Corp/The	163,800	14,906	Cummins Inc	5,956	999
American Financial Group Inc/OH	120,509	12,220	Flowserve Corp	3,284	135
American National Insurance Co	6,252	744	IDEX Corp	131	15
Arch Capital Group Ltd (a)	11,501	1,118	Rockwell Automation Inc	51,400	8,483
Arthur J Gallagher & Co	215,495	12,669	Roper Technologies Inc	5,085	1,182
Aspen Insurance Holdings Ltd	40,754	1,989	Wabtec Corp/DE	1,467	111
Assurant Inc	1,086	114	Xylem Inc/NY	182,286	10,341
Assured Guaranty Ltd	113,861	5,125			$32,690
Athene Holding Ltd (a)	8,590	434	Media - 2.22%
Axis Capital Holdings Ltd	3,928	254	CBS Corp	158,700	10,447
Brown & Brown Inc	3,974	177	Discovery Communications Inc - A Shares (a)	5,429	134
Cincinnati Financial Corp	3,859	294	Discovery Communications Inc - C Shares (a)	8,886	206
CNA Financial Corp	1,171	61	John Wiley & Sons Inc	1,619	90
Erie Indemnity Co	247	32	Liberty Broadband Corp - A Shares (a)	1,524	151
Everest Re Group Ltd	5,342	1,402	Liberty Broadband Corp - C Shares (a)	3,507	348
First American Financial Corp	3,796	184

See accompanying notes

Schedule of Investments
MidCap Value Fund I
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Media (continued)			Oil & Gas (continued)
Liberty Media Corp-Liberty Formula One - C	63,595	$2,237	PBF Energy Inc	4,159	$95
Shares (a)			PDC Energy Inc (a)	180,171	8,497
Liberty Media Corp-Liberty SiriusXM - A	3,296	152	QEP Resources Inc (a)	8,266	71
Shares (a)			Range Resources Corp	7,556	159
Liberty Media Corp-Liberty SiriusXM - C	7,000	322	Rice Energy Inc (a)	2,764	77
Shares (a)			Rowan Cos PLC (a)	103,130	1,204
News Corp - A Shares	9,596	137	RSP Permian Inc (a)	2,452	84
News Corp - B Shares	4,849	71	SM Energy Co	3,999	70
Scripps Networks Interactive Inc	1,842	161	Southwestern Energy Co (a)	17,998	103
Sirius XM Holdings Inc	11,813	69	Tesoro Corp	6,018	599
TEGNA Inc	600,029	8,898	Transocean Ltd (a)	117,367	1,015
Viacom Inc - A Shares	550	22	Whiting Petroleum Corp (a)	12,723	67
Viacom Inc - B Shares	29,160	1,018	WPX Energy Inc (a)	12,967	140
		$24,463			$59,131
Metal Fabrication & Hardware - 0.03%			Oil & Gas Services - 0.96%
Timken Co/The	5,515	251	Baker Hughes a GE Co	10,680	394
Valmont Industries Inc	831	127	National Oilwell Varco Inc	49,036	1,605
		$378	Oceaneering International Inc	13,904	356
Mining - 0.39%			RPC Inc	785	16
Alcoa Corp	12,452	453	Superior Energy Services Inc (a)	661,061	7,113
Freeport-McMoRan Inc (a)	27,274	399	TechnipFMC PLC (a)	37,130	1,060
Newmont Mining Corp	85,475	3,177			$10,544
Southern Copper Corp	397	16	Packaging & Containers - 1.75%
Tahoe Resources Inc	34,799	190	Ball Corp	3,892	163
		$4,235	Bemis Co Inc	29,281	1,240
Miscellaneous Manufacturers - 3.97%			Crown Holdings Inc (a)	259,047	15,406
AptarGroup Inc	109,096	8,829	Graphic Packaging Holding Co	3,403	45
Carlisle Cos Inc	6,670	651	Owens-Illinois Inc (a)	1,378	33
Colfax Corp (a)	3,203	132	Sealed Air Corp	2,376	103
Crane Co	10,012	756	Sonoco Products Co	30,034	1,456
Donaldson Co Inc	2,008	95	WestRock Co	14,196	816
Dover Corp	5,254	441			$19,262
Hexcel Corp	1,157	59	Pharmaceuticals - 0.30%
Ingersoll-Rand PLC	127,922	11,242	Agios Pharmaceuticals Inc (a)	107	6
ITT Inc	3,086	127	Akorn Inc (a)	399	13
Parker-Hannifin Corp	47,454	7,876	Cardinal Health Inc	7,940	613
Pentair PLC	4,157	262	Endo International PLC (a)	7,511	83
Textron Inc	234,832	11,538	Mallinckrodt PLC (a)	3,361	154
Trinity Industries Inc	61,466	1,685	Mylan NV (a)	47,657	1,858
		$43,693	Perrigo Co PLC	6,045	453
Office & Business Equipment - 0.03%			Premier Inc (a)	2,857	100
Pitney Bowes Inc	6,381	100			$3,280
Xerox Corp	8,641	265	Pipelines - 0.25%
		$365	Cheniere Energy Inc (a)	1,730	78
Oil & Gas - 5.37%			Targa Resources Corp	8,469	393
Antero Resources Corp (a)	4,094	84	Williams Cos Inc/The	70,774	2,249
Apache Corp	9,065	449			$2,720
Cabot Oil & Gas Corp	3,392	84	Real Estate - 0.09%
Centennial Resource Development Inc/DE (a)	3,966	67	CBRE Group Inc (a)	7,405	281
Chesapeake Energy Corp (a)	29,075	144	Howard Hughes Corp/The (a)	2,971	374
Cimarex Energy Co	74,843	7,412	Jones Lang LaSalle Inc	1,136	145
Concho Resources Inc (a)	7,534	982	Realogy Holdings Corp	4,921	163
Continental Resources Inc/OK (a)	1,791	60			$963
Devon Energy Corp	274,439	9,141	REITS - 7.37%
Diamondback Energy Inc (a)	1,907	183	AGNC Investment Corp	26,692	565
Energen Corp (a)	197,773	10,537	Alexandria Real Estate Equities Inc	3,001	364
Ensco PLC	118,778	628	American Campus Communities Inc	3,363	161
EQT Corp	8,414	536	American Homes 4 Rent	8,100	186
Gulfport Energy Corp (a)	22,925	289	Annaly Capital Management Inc	42,522	512
Helmerich & Payne Inc	3,596	182	Apartment Investment & Management Co	4,432	202
Hess Corp	7,107	317	Apple Hospitality REIT Inc	7,747	143
HollyFrontier Corp	6,245	180	AvalonBay Communities Inc	9,555	1,838
Kosmos Energy Ltd (a)	6,217	41	Boston Properties Inc	5,335	645
Marathon Oil Corp	94,160	1,152	Brandywine Realty Trust	57,064	959
Marathon Petroleum Corp	34,978	1,959	Brixmor Property Group Inc	10,865	213
Murphy Oil Corp	16,029	426	Camden Property Trust	21,876	1,962
Murphy USA Inc (a)	1,132	86	Care Capital Properties Inc	11,750	285
Nabors Industries Ltd	9,661	74	CBL & Associates Properties Inc	33,842	298
Newfield Exploration Co (a)	1,410	40	Chimera Investment Corp	111,679	2,102
Noble Corp PLC (a)	61,030	244	Colony NorthStar Inc	22,018	322
Noble Energy Inc	48,308	1,396	Columbia Property Trust Inc	95,700	2,081
Parsley Energy Inc (a)	345,466	10,115	CoreCivic Inc	15,358	425
Patterson-UTI Energy Inc	7,369	142

See accompanying notes

Schedule of Investments
MidCap Value Fund I
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
REITS (continued)				Retail (continued)
Corporate Office Properties Trust	3,533	$118		Dick's Sporting Goods Inc	1,526	$57
CubeSmart	2,485	61		Dollar General Corp	5,867	441
DCT Industrial Trust Inc	35,883	2,022		Dollar Tree Inc (a)	299	22
DDR Corp	29,020	296		Foot Locker Inc	4,647	219
Digital Realty Trust Inc	5,238	604		GameStop Corp	3,493	76
Douglas Emmett Inc	691	26		Gap Inc/The	7,925	189
Duke Realty Corp	24,683	706		Genuine Parts Co	2,253	191
Empire State Realty Trust Inc	4,638	97		Kohl's Corp	6,197	256
EPR Properties	22,955	1,661		L Brands Inc	5,063	235
Equity Commonwealth (a)	150,398	4,750		Liberty Interactive Corp QVC Group (a)	7,513	180
Essex Property Trust Inc	2,394	626		Macy's Inc	7,677	182
Extra Space Storage Inc	461	37		Michaels Cos Inc/The (a)	1,116	23
Federal Realty Investment Trust	1,110	147		MSC Industrial Direct Co Inc	7,256	516
Forest City Realty Trust Inc	5,755	140		Nu Skin Enterprises Inc	1,299	82
Gaming and Leisure Properties Inc	7,088	269		Penske Automotive Group Inc	1,358	59
GGP Inc	25,588	579		PVH Corp	1,948	232
HCP Inc	11,784	373		Sally Beauty Holdings Inc (a)	3,020	61
Healthcare Trust of America Inc	6,359	195		Signet Jewelers Ltd	2,222	136
Highwoods Properties Inc	50,640	2,609		Staples Inc	16,447	167
Hospitality Properties Trust	98,285	2,857		Tiffany & Co	101,305	9,676
Host Hotels & Resorts Inc	29,804	556		Urban Outfitters Inc (a)	2,974	58
Hudson Pacific Properties Inc	4,745	155		Williams-Sonoma Inc	2,444	114
Iron Mountain Inc	826	30		World Fuel Services Corp	49,497	1,601
JBG SMITH Properties (a)	4,478	159		Yum China Holdings Inc (a)	2,758	99
Kilroy Realty Corp	2,423	168				$24,331
Kimco Realty Corp	10,375	209		Savings & Loans - 0.03%
Lamar Advertising Co	148,555	10,483		New York Community Bancorp Inc	11,963	157
Liberty Property Trust	40,102	1,685		People's United Financial Inc	8,615	150
Life Storage Inc	1,607	117		TFS Financial Corp	2,089	34
Macerich Co/The	3,436	197				$341
Medical Properties Trust Inc	12,728	165		Semiconductors - 1.71%
MFA Financial Inc	474,073	4,025		Analog Devices Inc	4,499	355
Mid-America Apartment Communities Inc	5,388	558		Cypress Semiconductor Corp	9,727	138
National Retail Properties Inc	246,257	9,845		KLA-Tencor Corp	48,326	4,476
New Residential Investment Corp	10,704	182		Lam Research Corp	6,930	1,105
Omega Healthcare Investors Inc	9,352	295		Marvell Technology Group Ltd	88,054	1,371
Outfront Media Inc	4,446	102		Microsemi Corp (a)	543	28
Paramount Group Inc	122,793	2,011		ON Semiconductor Corp (a)	5,227	78
Park Hotels & Resorts Inc	4,840	130		Qorvo Inc (a)	1,514	104
Piedmont Office Realty Trust Inc	5,467	115		Skyworks Solutions Inc	66,100	6,932
Prologis Inc	22,534	1,370		Teradyne Inc	120,596	4,172
Quality Care Properties Inc (a)	48,850	822		Xilinx Inc	380	24
Rayonier Inc	4,631	135				$18,783
Realty Income Corp	6,855	391		Shipbuilding - 0.02%
Regency Centers Corp	3,743	248		Huntington Ingalls Industries Inc	994	205
Retail Properties of America Inc	174,350	2,307
Senior Housing Properties Trust	24,475	476		Software - 2.32%
SL Green Realty Corp	4,104	424		Akamai Technologies Inc (a)	14,434	681
Spirit Realty Capital Inc	17,757	140		ANSYS Inc (a)	2,950	382
Starwood Property Trust Inc	105,159	2,317		Autodesk Inc (a)	16,584	1,838
STORE Capital Corp	73,543	1,721		CA Inc	11,420	354
Sun Communities Inc	6,032	537		Dun & Bradstreet Corp/The	10,236	1,134
Tanger Factory Outlet Centers Inc	3,486	92		Fidelity National Information Services Inc	139,279	12,705
Taubman Centers Inc	1,211	69		Guidewire Software Inc (a)	1,503	108
Two Harbors Investment Corp	174,113	1,722		Nuance Communications Inc (a)	9,867	171
UDR Inc	34,723	1,357		SS&C Technologies Holdings Inc	1,627	63
Ventas Inc	8,903	600		Synopsys Inc (a)	104,437	7,996
VEREIT Inc	24,536	204		Zynga Inc (a)	26,272	95
Vornado Realty Trust	8,956	711				$25,527
Weingarten Realty Investors	4,341	141		Telecommunications - 2.21%
Welltower Inc	13,009	955		ARRIS International PLC (a)	291,472	8,149
Weyerhaeuser Co	24,989	825		CenturyLink Inc	17,385	404
WP Carey Inc	12,851	880		CommScope Holding Co Inc (a)	3,025	111
		$81,067		EchoStar Corp (a)	1,509	92
Retail - 2.21%				Juniper Networks Inc	56,709	1,585
Advance Auto Parts Inc	1,311	147		Level 3 Communications Inc (a)	9,505	558
AutoNation Inc (a)	147,959	6,271
AutoZone Inc (a)	102	55		LogMeIn Inc	944	110
				Motorola Solutions Inc	143,052	12,972
Bed Bath & Beyond Inc	9,591	286		Telephone & Data Systems Inc	3,098	88
Best Buy Co Inc	9,490	554		United States Cellular Corp (a)	441	17
Burlington Stores Inc (a)	12,907	1,123		Viavi Solutions Inc (a)	16,460	181
Cabela's Inc (a)	1,724	98
						$24,267
Casey's General Stores Inc	1,310	140
Coach Inc	16,647	785

See accompanying notes

		Schedule of Investments
		MidCap Value Fund I
		July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Textiles - 0.23%
Mohawk Industries Inc (a)	10,107	$2,517

Toys, Games & Hobbies - 0.03%
Hasbro Inc	1,882	199
Mattel Inc	6,993	140
		$339
Transportation - 0.97%
Expeditors International of Washington Inc	1,330	78
Kansas City Southern	2,651	274
Kirby Corp (a)	1,775	108
Old Dominion Freight Line Inc	95,244	9,135
Ryder System Inc	1,725	125
XPO Logistics Inc (a)	15,934	958
		$10,678
Water - 0.16%
American Water Works Co Inc	4,479	363
Aqua America Inc	42,342	1,414
		$1,777
TOTAL COMMON STOCKS		$1,063,850
INVESTMENT COMPANIES - 2.90%	Shares Held	Value (000's)
Money Market Funds - 2.90%
BlackRock Liquidity Funds FedFund Portfolio	6,688,533	6,689
Cash Account Trust - Government & Agency	313,706	314
Portfolio - Government Cash Managed
First American Government Obligations Fund	24,896,281	24,896
		$31,899
TOTAL INVESTMENT COMPANIES		$31,899
Total Investments		$1,095,749
Other Assets and Liabilities - 0.42%		$4,582
TOTAL NET ASSETS - 100.00%		$1,100,331

(a)	Non-Income Producing Security
(b)	The value of these investments was determined using significant unobservable inputs.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
(d)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.

Portfolio Summary (unaudited)
Sector	Percent
Financial	26.34%
Industrial	18.03%
Consumer, Non-cyclical	12.99%
Consumer, Cyclical	8.64%
Technology	7.71%
Energy	6.60%
Utilities	6.27%
Communications	5.56%
Basic Materials	4.38%
Investment Companies	2.90%
Diversified	0.16%
Other Assets and Liabilities	0.42%
TOTAL NET ASSETS	100.00%

Restricted Securities

Security Name	Trade Date	Cost	Value	Percent of Net Assets
Safeway, Inc. – CVR – Poperty Development	04/13/2015	$6	$—	0.00%
Centers

Total			$—	0.00%
Amounts in thousands

See accompanying notes

Schedule of Investments
MidCap Value Fund I
July 31, 2017 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2017	Long	206	$36,073	$36,252	$179
Total					$179
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Value Fund III
July 31, 2017 (unaudited)

COMMON STOCKS - 97.68%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.01%			Beverages - 1.01%
Interpublic Group of Cos Inc/The	5,031	$109	Brown-Forman Corp - A Shares	235	$12
			Brown-Forman Corp - B Shares	332	17
Aerospace & Defense - 1.98%			Coca-Cola European Partners PLC	306,500	13,250
Arconic Inc	12,971	321	Molson Coors Brewing Co	5,733	510
Harris Corp	3,004	344			$13,789
L3 Technologies Inc	3,847	673	Biotechnology - 0.04%
Orbital ATK Inc	103,610	10,587	Alnylam Pharmaceuticals Inc (a)	420	35
Spirit AeroSystems Holdings Inc	247,644	14,965	Bio-Rad Laboratories Inc (a)	977	230
Teledyne Technologies Inc (a)	1,589	217	Intrexon Corp (a)	609	13
		$27,107	Juno Therapeutics Inc (a)	2,693	77
Agriculture - 0.03%			United Therapeutics Corp (a)	1,896	243
Bunge Ltd	4,657	365			$598
			Building Materials - 3.68%
Airlines - 0.63%			CRH PLC ADR	163,754	5,743
Alaska Air Group Inc	1,856	158	Fortune Brands Home & Security Inc	350	23
American Airlines Group Inc	8,406	424	Johnson Controls International plc	398,634	15,527
Copa Holdings SA	52,502	6,587	Lennox International Inc	92	16
JetBlue Airways Corp (a)	17,753	389	Martin Marietta Materials Inc	196	45
Spirit Airlines Inc (a)	3,214	125	Masco Corp	3,702	141
United Continental Holdings Inc (a)	12,978	879	Owens Corning	427,603	28,670
		$8,562	USG Corp (a)	3,891	105
Apparel - 1.07%			Vulcan Materials Co	299	37
Hanesbrands Inc	607,745	13,930			$50,307
Michael Kors Holdings Ltd (a)	6,448	235	Chemicals - 4.03%
Ralph Lauren Corp	2,463	186	Albemarle Corp	4,283	496
Skechers U.S.A. Inc (a)	3,352	94	Ashland Global Holdings Inc	2,718	177
VF Corp	2,864	178	Axalta Coating Systems Ltd (a)	438,200	13,803
		$14,623	Cabot Corp	2,773	151
Automobile Manufacturers - 0.08%			Celanese Corp	82,722	7,955
PACCAR Inc	15,507	1,062	CF Industries Holdings Inc	7,753	228
			Eastman Chemical Co	93,895	7,808
Automobile Parts & Equipment - 1.16%			FMC Corp	44,429	3,393
Adient PLC	45,226	2,961	Huntsman Corp	260,914	6,945
Allison Transmission Holdings Inc	182,500	6,899	Mosaic Co/The	11,666	282
BorgWarner Inc	9,454	442	NewMarket Corp	41	19
Goodyear Tire & Rubber Co/The	12,292	387	Olin Corp	7,258	214
Lear Corp	35,420	5,249	Platform Specialty Products Corp (a)	5,524	77
		$15,938	RPM International Inc	363	19
Banks - 7.45%			Valvoline Inc	9,143	207
Associated Banc-Corp	7,252	174	Versum Materials Inc	378,285	13,339
Bank of Hawaii Corp	1,999	167	Westlake Chemical Corp	830	58
Bank of the Ozarks	2,695	116			$55,171
BankUnited Inc	4,593	158	Coal - 0.01%
BOK Financial Corp	1,297	110	CONSOL Energy Inc (a)	10,636	178
Capital One Financial Corp	176,595	15,219
Citizens Financial Group Inc	270,631	9,494	Commercial Services - 2.03%
Comerica Inc	89,754	6,490	AMERCO	222	86
Commerce Bancshares Inc/MO	4,069	236	Aramark	102,779	4,097
Cullen/Frost Bankers Inc	2,653	241	Booz Allen Hamilton Holding Corp	846	29
East West Bancorp Inc	128,704	7,333	CoreLogic Inc/United States (a)	1,893	86
Fifth Third Bancorp	498,661	13,314	Graham Holdings Co	220	130
First Hawaiian Inc	2,743	81	H&R Block Inc	9,703	296
First Horizon National Corp	10,695	186	IHS Markit Ltd (a)	5,589	261
First Republic Bank/CA	1,018	102	Live Nation Entertainment Inc (a)	59,000	2,199
FNB Corp/PA	14,505	199	Macquarie Infrastructure Corp	2,590	196
Huntington Bancshares Inc/OH	35,865	475	ManpowerGroup Inc	3,673	394
KeyCorp	835,025	15,064	Nielsen Holdings PLC	213,061	9,164
M&T Bank Corp	6,942	1,133	Quanta Services Inc (a)	5,049	170
Northern Trust Corp	9,502	832	Sabre Corp	2,403	53
PacWest Bancorp	7,304	351	Total System Services Inc	166,822	10,586
Popular Inc	4,773	201	WEX Inc (a)	364	40
Prosperity Bancshares Inc	2,993	192			$27,787
Regions Financial Corp	59,020	862	Computers - 1.19%
Signature Bank/New York NY (a)	730	101	Amdocs Ltd	164,394	11,042
SunTrust Banks Inc	384,627	22,036	Brocade Communications Systems Inc	17,295	218
SVB Financial Group (a)	451	80	DST Systems Inc	2,652	146
Synovus Financial Corp	4,029	175	Leidos Holdings Inc	4,719	252
TCF Financial Corp	7,226	114	NetApp Inc	3,160	137
Valley National Bancorp	518,591	6,161	Teradata Corp (a)	6,129	195
Webster Financial Corp	4,061	211	Western Digital Corp	49,946	4,252
Western Alliance Bancorp (a)	2,133	107			$16,242
Zions Bancorporation	6,654	302	Consumer Products - 0.84%
		$102,017	Avery Dennison Corp	122,688	11,402

See accompanying notes

Schedule of Investments
MidCap Value Fund III
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Consumer Products (continued)			Electronics (continued)
Clorox Co/The	631	$84	FLIR Systems Inc	2,691	$100
		$11,486	Fortive Corp	964	62
Cosmetics & Personal Care - 0.04%			Garmin Ltd	3,997	201
Coty Inc	15,510	318	Gentex Corp	7,635	130
Edgewell Personal Care Co (a)	2,514	181	Jabil Inc	9,606	293
		$499	Keysight Technologies Inc (a)	6,134	255
Distribution & Wholesale - 0.03%			National Instruments Corp	954	39
LKQ Corp (a)	8,743	302	PerkinElmer Inc	4,997	329
WESCO International Inc (a)	2,208	113	Sensata Technologies Holding NV (a)	2,754	124
WW Grainger Inc	100	17	Trimble Inc (a)	1,728	65
		$432			$16,548
Diversified Financial Services - 5.17%			Energy - Alternate Sources - 0.01%
Affiliated Managers Group Inc	1,873	348	First Solar Inc (a)	3,451	170
Ally Financial Inc	24,153	547
Ameriprise Financial Inc	1,334	193	Engineering & Construction - 0.06%
BGC Partners Inc	8,883	112	AECOM (a)	6,692	214
CIT Group Inc	6,720	320	Fluor Corp	6,660	289
Credit Acceptance Corp (a)	84	21	Jacobs Engineering Group Inc	6,374	336
Discover Financial Services	156,961	9,565			$839
E*TRADE Financial Corp (a)	9,143	375	Entertainment - 0.48%
Federated Investors Inc	3,598	104	Cinemark Holdings Inc	5,027	195
FNF Group	335,885	16,412	Dolby Laboratories Inc	2,317	120
Invesco Ltd	11,371	395	Lions Gate Entertainment Corp - A shares (a)	1,114	33
Lazard Ltd	129,426	6,046	Madison Square Garden Co/The (a)	810	178
Legg Mason Inc	3,144	126	Regal Entertainment Group	4,222	80
LPL Financial Holdings Inc	39,000	1,785	SeaWorld Entertainment Inc	388,218	5,971
Nasdaq Inc	3,786	282			$6,577
Navient Corp	869,850	12,830	Environmental Control - 0.05%
OneMain Holdings Inc (a)	2,858	76	Clean Harbors Inc (a)	815	46
Raymond James Financial Inc	98,681	8,209	Republic Services Inc	7,634	490
Santander Consumer USA Holdings Inc (a)	7,653	98	Stericycle Inc (a)	2,747	212
SLM Corp (a)	1,034,902	11,466			$748
Synchrony Financial	27,001	819	Food - 0.79%
T Rowe Price Group Inc	6,605	546	Campbell Soup Co	4,616	244
TD Ameritrade Holding Corp	913	42	Conagra Brands Inc	20,025	686
		$70,717	Flowers Foods Inc	7,950	140
Electric - 7.51%			Hain Celestial Group Inc/The (a)	4,539	203
AES Corp/VA	21,947	245	Hershey Co/The	479	50
Alliant Energy Corp	7,567	307	Hormel Foods Corp	8,940	306
Ameren Corp	12,761	716	Ingredion Inc	49,459	6,099
Avangrid Inc	2,399	109	JM Smucker Co/The	3,741	456
Calpine Corp (a)	15,321	220	Kellogg Co	630	43
CenterPoint Energy Inc	928,835	26,184	Lamb Weston Holdings Inc	5,646	248
CMS Energy Corp	14,844	686	Pilgrim's Pride Corp (a)	526	13
Consolidated Edison Inc	10,167	842	Pinnacle Foods Inc	6,605	392
DTE Energy Co	55,332	5,924	Post Holdings Inc (a)	2,822	235
Edison International	100,986	7,946	Safeway, Inc. - CVR - Casa Ley (a),(b),(c)	8,276	—
Entergy Corp	65,061	4,991	Safeway, Inc. - CVR - Property Development	8,276	—
Eversource Energy	15,863	964	Centers (a),(b),(c),(d)
FirstEnergy Corp	14,747	471	Seaboard Corp	12	51
Great Plains Energy Inc	7,167	221	TreeHouse Foods Inc (a)	1,702	144
Hawaiian Electric Industries Inc	4,580	151	Tyson Foods Inc	13,670	866
MDU Resources Group Inc	8,358	220	US Foods Holding Corp (a)	6,002	169
NRG Energy Inc	16,500	406	Whole Foods Market Inc	12,097	505
OGE Energy Corp	241,429	8,658			$10,850
Pinnacle West Capital Corp	141,234	12,249	Forest Products & Paper - 0.01%
PPL Corp	334,478	12,821	Domtar Corp	2,819	110
Public Service Enterprise Group Inc	16,793	755	International Paper Co	1,239	68
SCANA Corp	4,368	281			$178
Vistra Energy Corp	7,969	131	Gas - 0.20%
WEC Energy Group Inc	15,767	993	Atmos Energy Corp	6,216	539
Westar Energy Inc	4,710	239	National Fuel Gas Co	3,428	203
Xcel Energy Inc	340,307	16,101	NiSource Inc	10,780	281
		$102,831	Sempra Energy	8,341	943
Electrical Components & Equipment - 0.04%			UGI Corp	10,647	537
Acuity Brands Inc	457	93	Vectren Corp	3,544	213
AMETEK Inc	6,299	388			$2,716
Hubbell Inc	644	76	Hand & Machine Tools - 2.42%
		$557	Regal Beloit Corp	2,150	179
Electronics - 1.21%			Snap-on Inc	2,589	399
Agilent Technologies Inc	240,807	14,398	Stanley Black & Decker Inc	231,585	32,582
Arrow Electronics Inc (a)	4,284	348			$33,160
Avnet Inc	5,303	204

See accompanying notes

Schedule of Investments
MidCap Value Fund III
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Products - 1.07%			Insurance (continued)
Alere Inc (a)	3,900	$197	RenaissanceRe Holdings Ltd	2,282	$335
Bruker Corp	3,547	102	Torchmark Corp	6,299	498
Cooper Cos Inc/The	783	191	Unum Group	300,078	15,043
DENTSPLY SIRONA Inc	7,481	464	Validus Holdings Ltd	3,688	198
Hill-Rom Holdings Inc	1,290	96	Voya Financial Inc	5,833	229
Hologic Inc (a)	7,039	311	Willis Towers Watson PLC	128,518	19,134
OPKO Health Inc (a)	12,477	80	WR Berkley Corp	3,165	218
Patterson Cos Inc	275,014	11,474	XL Group Ltd	142,379	6,322
QIAGEN NV (a)	8,274	272			$99,346
STERIS PLC	2,781	228	Internet - 0.07%
Teleflex Inc	1,251	259	FireEye Inc (a)	7,483	109
VWR Corp (a)	4,190	138	Liberty Expedia Holdings Inc (a)	2,272	130
Zimmer Biomet Holdings Inc	6,704	813	Liberty Ventures (a)	3,774	229
		$14,625	Twitter Inc (a)	20,802	335
Healthcare - Services - 3.61%			Zillow Group Inc - A Shares (a)	844	38
Brookdale Senior Living Inc (a)	8,480	120	Zillow Group Inc - C Shares (a)	1,484	67
Centene Corp (a)	7,425	590			$908
Cigna Corp	124,647	21,634	Iron & Steel - 0.41%
DaVita Inc (a)	5,168	335	Nucor Corp	14,916	860
Envision Healthcare Corp (a)	3,865	218	Reliance Steel & Aluminum Co	3,142	227
Laboratory Corp of America Holdings (a)	4,900	779	Steel Dynamics Inc	123,169	4,362
LifePoint Health Inc (a)	1,581	94	United States Steel Corp	7,725	181
MEDNAX Inc (a)	4,859	228
					$5,630
Quest Diagnostics Inc	92,259	9,992	Leisure Products & Services - 3.56%
Quintiles IMS Holdings Inc (a)	1,444	131
			Brunswick Corp/DE	1,613	92
Universal Health Services Inc	4,420	490	Harley-Davidson Inc	1,567	76
WellCare Health Plans Inc (a)	83,947	14,858	Norwegian Cruise Line Holdings Ltd (a)	376,835	20,752
		$49,469	Royal Caribbean Cruises Ltd	246,260	27,845
Holding Companies - Diversified - 0.03%					$48,765
Leucadia National Corp	14,892	388	Lodging - 0.73%
			Extended Stay America Inc	473,993	9,371
Home Builders - 0.10%			Hilton Worldwide Holdings Inc	764	48
CalAtlantic Group Inc	3,429	120	Hyatt Hotels Corp (a)	1,772	98
DR Horton Inc	8,525	304	MGM Resorts International	15,602	514
Lennar Corp - A Shares	9,690	508			$10,031
Lennar Corp - B Shares	862	38	Machinery - Construction & Mining - 0.03%
PulteGroup Inc	6,978	171	Oshkosh Corp	3,459	238
Toll Brothers Inc	5,218	202	Terex Corp	4,249	168
		$1,343			$406
Home Furnishings - 1.02%			Machinery - Diversified - 1.58%
Leggett & Platt Inc	854	41	AGCO Corp	3,112	225
Tempur Sealy International Inc (a)	1,404	81
			CNH Industrial NV	528,398	6,087
Whirlpool Corp	77,940	13,864	Cummins Inc	88,319	14,829
		$13,986	Flowserve Corp	4,342	179
Housewares - 0.06%			IDEX Corp	174	20
Newell Brands Inc	15,941	840	Roper Technologies Inc	179	42
Scotts Miracle-Gro Co/The	244	24	Wabtec Corp/DE	1,940	146
		$864	Xylem Inc/NY	2,863	162
Insurance - 7.26%					$21,690
Alleghany Corp (a)	494	303
			Media - 1.83%
American Financial Group Inc/OH	4,163	422	Discovery Communications Inc - A Shares (a)	7,180	177
American National Insurance Co	495	59	Discovery Communications Inc - C Shares (a)	11,750	272
Arch Capital Group Ltd (a)	3,309	322
			John Wiley & Sons Inc	2,141	118
Arthur J Gallagher & Co	1,845	109	Liberty Broadband Corp - A Shares (a)	1,245	123
Aspen Insurance Holdings Ltd	2,135	104	Liberty Broadband Corp - C Shares (a)	3,449	342
Assurant Inc	1,436	151	Liberty Media Corp-Liberty Formula One - C	4,753	167
Assured Guaranty Ltd	235,881	10,617	Shares (a)
Athene Holding Ltd (a)	124,100	6,271
			Liberty Media Corp-Liberty SiriusXM - A	4,359	201
Axis Capital Holdings Ltd	5,193	335	Shares (a)
Brown & Brown Inc	5,255	234	Liberty Media Corp-Liberty SiriusXM - C	9,256	426
Cincinnati Financial Corp	5,105	389	Shares (a)
CNA Financial Corp	1,548	80	Meredith Corp	144,803	8,608
Erie Indemnity Co	327	42	News Corp - A Shares	12,689	182
Everest Re Group Ltd	60,711	15,930	News Corp - B Shares	6,412	94
First American Financial Corp	5,020	243	Scripps Networks Interactive Inc	156,535	13,683
Hanover Insurance Group Inc/The	2,024	192	Sirius XM Holdings Inc	15,621	91
Hartford Financial Services Group Inc/The	12,126	667	TEGNA Inc	10,087	150
Lincoln National Corp	65,044	4,752	Viacom Inc - A Shares	737	30
Loews Corp	9,237	450	Viacom Inc - B Shares	11,665	407
Markel Corp (a)	453	485
					$25,071
Old Republic International Corp	11,435	224	Metal Fabrication & Hardware - 0.26%
ProAssurance Corp	2,458	152	Timken Co/The	74,992	3,412
Reinsurance Group of America Inc	105,823	14,836

See accompanying notes

Schedule of Investments
MidCap Value Fund III
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Metal Fabrication & Hardware (continued)			Packaging & Containers - 0.47%
Valmont Industries Inc	1,056	$161	Ball Corp	5,147	$216
		$3,573	Bemis Co Inc	4,103	174
Mining - 0.45%			Crown Holdings Inc (a)	3,132	186
Alcoa Corp	7,964	290	Graphic Packaging Holding Co	4,500	59
Freeport-McMoRan Inc (a)	354,369	5,181	Owens-Illinois Inc (a)	1,821	44
Newmont Mining Corp	17,736	659	Sealed Air Corp	3,142	137
Southern Copper Corp	483	19	Sonoco Products Co	4,360	211
Tahoe Resources Inc	13,408	73	WestRock Co	94,255	5,412
		$6,222			$6,439
Miscellaneous Manufacturers - 2.20%			Pharmaceuticals - 1.46%
AptarGroup Inc	1,546	125	Agios Pharmaceuticals Inc (a)	131	7
Carlisle Cos Inc	3,260	318	Akorn Inc (a)	567	19
Colfax Corp (a)	4,274	176	Cardinal Health Inc	237,987	18,387
Crane Co	2,396	181	Endo International PLC (a)	9,932	109
Donaldson Co Inc	2,655	126	Mallinckrodt PLC (a)	4,445	204
Dover Corp	6,948	584	Mylan NV (a)	23,947	934
Hexcel Corp	1,530	78	Perrigo Co PLC	4,251	319
Ingersoll-Rand PLC	162,931	14,318	Premier Inc (a)	2,013	70
ITT Inc	4,044	166			$20,049
Parker-Hannifin Corp	78,663	13,056	Pipelines - 0.91%
Pentair PLC	5,498	347	Cheniere Energy Inc (a)	2,287	103
Textron Inc	8,904	438	ONEOK Inc	194,800	11,020
Trinity Industries Inc	6,593	181	Targa Resources Corp	11,201	520
		$30,094	Williams Cos Inc/The	23,466	746
Office & Business Equipment - 0.79%					$12,389
Pitney Bowes Inc	8,438	133	Real Estate - 0.06%
Xerox Corp	346,827	10,637	CBRE Group Inc (a)	9,794	372
		$10,770	Jones Lang LaSalle Inc	1,502	191
Oil & Gas - 6.56%			Realogy Holdings Corp	6,506	216
Antero Resources Corp (a)	5,415	112			$779
Apache Corp	11,988	593	REITS - 9.39%
Cabot Oil & Gas Corp	4,486	112	AGNC Investment Corp	11,799	250
Centennial Resource Development Inc/DE (a)	5,244	88	Alexandria Real Estate Equities Inc	3,969	481
Chesapeake Energy Corp (a)	1,290,748	6,402	American Campus Communities Inc	4,447	213
Cimarex Energy Co	211	21	American Homes 4 Rent	339,911	7,821
Concho Resources Inc (a)	76,066	9,908	Annaly Capital Management Inc	367,676	4,423
Continental Resources Inc/OK (a)	2,369	79	Apartment Investment & Management Co	5,186	236
Devon Energy Corp	419,034	13,958	Apple Hospitality REIT Inc	10,244	189
Diamondback Energy Inc (a)	2,521	242	AvalonBay Communities Inc	6,360	1,223
Energen Corp (a)	4,474	238	Boston Properties Inc	4,345	525
EQT Corp	9,210	587	Brandywine Realty Trust	170,380	2,864
Helmerich & Payne Inc	4,754	241	Brixmor Property Group Inc	14,368	282
Hess Corp	9,398	419	Camden Property Trust	5,205	467
HollyFrontier Corp	8,217	237	Care Capital Properties Inc	98,500	2,386
Kosmos Energy Ltd (a)	8,222	54	Chimera Investment Corp	9,074	171
Marathon Oil Corp	28,194	345	Colony NorthStar Inc	29,119	426
Marathon Petroleum Corp	297,490	16,656	Columbia Property Trust Inc	5,970	130
Murphy Oil Corp	7,548	201	CoreCivic Inc	5,644	156
Murphy USA Inc (a)	1,497	113	Corporate Office Properties Trust	72,473	2,413
Nabors Industries Ltd	12,776	98	CubeSmart	3,286	81
Noble Energy Inc	24,715	715	DCT Industrial Trust Inc	4,165	235
Parsley Energy Inc (a)	2,600	76	Digital Realty Trust Inc	2,707	312
Patterson-UTI Energy Inc	189,193	3,659	Douglas Emmett Inc	914	35
PBF Energy Inc	407,506	9,279	Duke Realty Corp	483,572	13,826
QEP Resources Inc (a)	10,932	94	Empire State Realty Trust Inc	6,133	128
Range Resources Corp	9,992	211	EPR Properties	88,542	6,409
Rice Energy Inc (a)	3,654	102	Equity Commonwealth (a)	5,863	185
RSP Permian Inc (a)	3,243	111	Equity LifeStyle Properties Inc	112,600	9,830
SM Energy Co	5,289	92	Essex Property Trust Inc	3,140	822
Southwestern Energy Co (a)	23,801	136	Extra Space Storage Inc	610	49
Tesoro Corp	97,258	9,680	Federal Realty Investment Trust	1,469	195
Transocean Ltd (a)	18,932	164	Forest City Realty Trust Inc	7,610	186
Vermilion Energy Inc	439,300	14,479	Gaming and Leisure Properties Inc	9,374	356
Whiting Petroleum Corp (a)	16,826	88	GEO Group Inc/The	301,350	8,845
WPX Energy Inc (a)	17,301	186	GGP Inc	20,454	462
		$89,776	HCP Inc	15,584	493
Oil & Gas Services - 0.09%			Healthcare Trust of America Inc	8,409	257
Baker Hughes a GE Co	14,123	521	Highwoods Properties Inc	4,721	243
National Oilwell Varco Inc	18,575	607	Hospitality Properties Trust	7,721	224
Oceaneering International Inc	5,023	129	Host Hotels & Resorts Inc	39,417	736
RPC Inc	1,092	23	Hudson Pacific Properties Inc	6,275	205
		$1,280	Iron Mountain Inc	1,092	40
			JBG SMITH Properties (a)	2,853	101

See accompanying notes

Schedule of Investments
MidCap Value Fund III
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
REITS (continued)				Retail (continued)
Kilroy Realty Corp	3,205	$222		Yum China Holdings Inc (a)	3,646	$131
Kimco Realty Corp	13,720	277				$46,764
Lamar Advertising Co	1,263	89		Savings & Loans - 1.09%
Liberty Property Trust	304,646	12,801		New York Community Bancorp Inc	1,114,482	14,633
Life Storage Inc	2,125	155		People's United Financial Inc	11,389	199
Macerich Co/The	4,543	261		TFS Financial Corp	2,763	44
Medical Properties Trust Inc	16,831	218				$14,876
MFA Financial Inc	19,217	163		Semiconductors - 1.37%
Mid-America Apartment Communities Inc	3,758	389		Cypress Semiconductor Corp	12,863	183
National Retail Properties Inc	9,502	380		Marvell Technology Group Ltd	13,387	208
New Residential Investment Corp	14,155	241		Microchip Technology Inc	226,233	18,108
Omega Healthcare Investors Inc	12,369	391		Microsemi Corp (a)	719	37
Outfront Media Inc	5,879	134		ON Semiconductor Corp (a)	5,060	76
Paramount Group Inc	8,697	142		Qorvo Inc (a)	2,002	137
Park Hotels & Resorts Inc	348,400	9,382		Teradyne Inc	439	15
Piedmont Office Realty Trust Inc	176,231	3,703		Xilinx Inc	444	28
Prologis Inc	367,341	22,338				$18,792
Rayonier Inc	6,125	178		Shipbuilding - 0.01%
Realty Income Corp	9,065	517		Huntington Ingalls Industries Inc	745	154
Regency Centers Corp	4,950	328
Retail Properties of America Inc	12,074	160		Software - 2.03%
Senior Housing Properties Trust	11,030	215		Akamai Technologies Inc (a)	5,598	264
SL Green Realty Corp	5,428	561		Autodesk Inc (a)	1,249	138
Spirit Realty Capital Inc	22,753	180		CA Inc	198,802	6,171
Starwood Property Trust Inc	15,798	348		Dun & Bradstreet Corp/The	1,071	119
STORE Capital Corp	7,840	183		Fidelity National Information Services Inc	6,702	611
Sun Communities Inc	2,384	212		Guidewire Software Inc (a)	1,986	143
Tanger Factory Outlet Centers Inc	4,609	122		Nuance Communications Inc (a)	13,047	226
Taubman Centers Inc	1,601	91		SS&C Technologies Holdings Inc	2,151	83
Two Harbors Investment Corp	16,810	166		Synopsys Inc (a)	259,037	19,835
UDR Inc	13,480	527		Zynga Inc (a)	34,742	125
Ventas Inc	11,775	793				$27,715
VEREIT Inc	32,445	270		Telecommunications - 0.22%
Vornado Realty Trust	5,707	453		ARRIS International PLC (a)	8,955	250
Weingarten Realty Investors	5,741	186		CenturyLink Inc	22,992	535
Welltower Inc	17,205	1,263		CommScope Holding Co Inc (a)	4,000	147
Weyerhaeuser Co	33,049	1,091		EchoStar Corp (a)	1,996	121
WP Carey Inc	6,140	421		Juniper Networks Inc	18,084	506
		$128,462		Level 3 Communications Inc (a)	12,571	738
Retail - 3.42%				LogMeIn Inc	639	74
Advance Auto Parts Inc	1,734	194		Motorola Solutions Inc	4,917	446
AutoNation Inc (a)	2,854	121		Telephone & Data Systems Inc	4,096	117
AutoZone Inc (a)	134	72		United States Cellular Corp (a)	588	22
Bed Bath & Beyond Inc	6,124	183				$2,956
Best Buy Co Inc	157,550	9,191
Burlington Stores Inc (a)	2,072	180		Textiles - 0.05%
				Mohawk Industries Inc (a)	2,719	677
Cabela's Inc (a)	2,279	130
Casey's General Stores Inc	1,733	185		Toys, Games & Hobbies - 0.66%
Coach Inc	11,210	529		Hasbro Inc	83,626	8,854
Dick's Sporting Goods Inc	1,015	38		Mattel Inc	9,246	185
Dollar General Corp	190,160	14,292
Dollar Tree Inc (a)	403	29				$9,039
Foot Locker Inc	6,146	290		Transportation - 1.52%
GameStop Corp	4,619	100		Expeditors International of Washington Inc	1,757	103
Gap Inc/The	10,479	250		Golar LNG Ltd	538,006	12,810
				Kansas City Southern	3,506	362
Genuine Parts Co	2,979	253		Kirby Corp (a)	2,347	143
Kohl's Corp	8,196	339
L Brands Inc	259,315	12,030		Old Dominion Freight Line Inc	762	73
Liberty Interactive Corp QVC Group (a)	9,935	238		Ryder System Inc	100,438	7,308
				XPO Logistics Inc (a)	962	58
Macy's Inc	10,151	241
Michaels Cos Inc/The (a)	1,503	30				$20,857
MSC Industrial Direct Co Inc	1,324	94		Water - 0.05%
Nu Skin Enterprises Inc	93,317	5,913		American Water Works Co Inc	5,923	480
Penske Automotive Group Inc	1,796	78		Aqua America Inc	5,915	198
PVH Corp	2,576	307				$678
Sally Beauty Holdings Inc (a)	3,993	81		TOTAL COMMON STOCKS		$1,337,026
Signet Jewelers Ltd	2,937	180		INVESTMENT COMPANIES - 2.53%	Shares Held	Value (000's)
Staples Inc	21,748	221		Money Market Funds - 2.53%
Tiffany & Co	5,301	506		BlackRock Liquidity Funds FedFund Portfolio	1,972,944	1,973
Urban Outfitters Inc (a)	3,933	77		Cash Account Trust - Government & Agency	516,169	516
Williams-Sonoma Inc	3,232	150		Portfolio - Government Cash Managed
World Fuel Services Corp	3,433	111		First American Government Obligations Fund	29,092,803	29,093

See accompanying notes

		Schedule of Investments
		MidCap Value Fund III
		July 31, 2017 (unaudited)

INVESTMENT COMPANIES (continued)	Shares Held	Value (000's)
Money Market Funds (continued)
Goldman Sachs Financial Square Funds -	3,071,109	$3,071
Government Fund
		$34,653
TOTAL INVESTMENT COMPANIES		$34,653
Total Investments		$1,371,679
Other Assets and Liabilities - (0.21)%		$(2,875)
TOTAL NET ASSETS - 100.00%		$1,368,804

(a)	Non-Income Producing Security
(b)	The value of these investments was determined using significant unobservable inputs.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
(d)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.

Portfolio Summary (unaudited)
Sector		Percent
Financial		30.42%
Industrial		15.51%
Consumer, Cyclical		13.05%
Consumer, Non-cyclical		10.92%
Utilities		7.76%
Energy		7.58%
Technology		5.38%
Basic Materials		4.90%
Investment Companies		2.53%
Communications		2.13%
Diversified		0.03%
Other Assets and Liabilities		(0.21)%
TOTAL NET ASSETS		100.00%

Restricted Securities

Security Name	Trade Date		Cost			Value	Percent of Net Assets
Safeway, Inc. - CVR - Property Development	04/13/2015			$1		$—	0.00%
Centers

Total						$—	0.00%
Amounts in thousands

Futures Contracts

							Unrealized
Type	Long/Short	Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2017	Long	193	$33,919		$33,964		$45
Total							$45

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments Money Market Fund July 31, 2017 (unaudited)

INVESTMENT COMPANIES - 4.51%	Shares Held	Value (000's)		Principal
Money Market Funds - 4.51%			MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Deutsche Government Money Market Series	8,770,000	$8,770	Illinois - 1.47%
Goldman Sachs Financial Square Funds -	7,940,000	7,940	Memorial Health System/IL (credit support
Government Fund			from JP Morgan Chase & Co)
Morgan Stanley Institutional Liquidity Funds -	5,580,000	5,580	1.20%, 08/07/2017(c)	$10,100	$10,100
Government Portfolio
STIT-Government & Agency Portfolio	8,700,000	8,700	Maryland - 1.15%
		$30,990	City of Baltimore MD (credit support from
TOTAL INVESTMENT COMPANIES		$30,990	State Street Bank & Trust)
			1.20%, 08/07/2017(c)	7,915	7,915
	Principal
BONDS - 9.86%	Amount (000's)	Value (000's)
Automobile Asset Backed Securities - 2.29%			Minnesota - 0.60%
AmeriCredit Automobile Receivables Trust			City of St Paul MN (credit support from
2017-1			Wells Fargo)
0.92%, 02/20/2018(a)	$445	$445	1.15%, 08/07/2017(c)	4,100	4,100
CarMax Auto Owner Trust
1.35%, 08/15/2018	5,600	5,600	Oklahoma - 0.36%
Drive Auto Receivables Trust 2017-1			Oklahoma University Hospital (credit support
1.35%, 07/16/2018	4,123	4,123	from Bank of America)
			1.20%, 08/07/2017(c)	2,500	2,500
Drive Auto Receivables Trust 2017-B
1.20%, 04/16/2018(a),(b)	808	808
Enterprise Fleet Financing LLC			TOTAL MUNICIPAL BONDS		$43,749
1.05%, 02/20/2018(a),(b)	2,241	2,241		Principal
1.50%, 07/20/2018(b)	2,502	2,502	COMMERCIAL PAPER - 72.23%	Amount (000's)	Value (000's)
		$15,719	Agriculture - 3.19%
Banks - 1.05%			Archer-Daniels-Midland Co
			1.17%, 08/08/2017(b)	$3,040	$3,039
Wells Fargo Bank NA
1.49%, 10/22/2017(a)	7,200	7,200	Cargill Inc
3 Month LIBOR + 0.20%			1.12%, 08/09/2017(b)	2,900	2,899
			1.13%, 08/11/2017(b)	5,000	4,999
Diversified Financial Services - 2.99%			Philip Morris International Inc
Corporate Finance Managers Inc			1.25%, 09/26/2017(b)	5,000	4,990
1.23%, 08/07/2017 (a)	5,600	5,600	1.25%, 09/29/2017(b)	6,000	5,988
MetLife Inc					$21,915
1.43%, 08/17/2017(a)	15,000	15,000	Automobile Manufacturers - 4.96%
		$20,600	American Honda Finance Corp (credit support
Healthcare - Services - 1.24%			from Honda Motor Company)
			1.25%, 10/05/2017(c)	4,250	4,240
Portland Clinic LLP/The
1.20%, 08/07/2017(a)	8,510	8,510	Nissan Motor Acceptance Corp
			1.20%, 08/23/2017(b)	6,000	5,996
			1.25%, 09/14/2017(b)	5,000	4,992
Insurance - 1.16%			1.28%, 09/28/2017(b)	2,900	2,894
New York Life Global Funding Company
1.30%, 07/20/2018(a)	8,000	8,000	Toyota Credit Canada Inc (credit support
			from Toyota Financial Services)
			1.12%, 08/03/2017(c)	6,000	6,000
Other Asset Backed Securities - 1.13%
Dell Equipment Finance Trust 2017-1			Toyota Financial Services de Puerto Rico
1.35%, 05/22/2018(a),(b)	2,274	2,273	Inc (credit support from Toyota Financial
GreatAmerica Leasing Receivables Funding			Services)
LLC Series 2017-1			1.03%, 08/08/2017(c)	5,000	4,999
1.00%, 02/20/2018 (b)	1,814	1,814	1.05%, 08/04/2017(c)	5,000	5,000
John Deere Owner Trust 2017-B					$34,121
1.35%, 07/16/2018(a)	3,700	3,700	Banks - 27.06%
		$7,787	Bank of Nova Scotia/The
			1.33%, 11/28/2017(b),(d)	2,670	2,658
TOTAL BONDS		$67,816
	Principal		Bank of Tokyo-Mitsubishi UFJ Ltd/New York
MUNICIPAL BONDS - 6.36%	Amount (000's)	Value (000's)	NY
California - 0.54%			1.21%, 09/05/2017	6,000	5,993
Kern Water Bank Authority (credit support			1.23%, 08/30/2017	6,000	5,994
from Wells Fargo)			1.26%, 09/12/2017	4,500	4,493
1.17%, 08/07/2017(c)	$3,734	$3,734	Barclays Bank PLC
			1.25%, 08/09/2017	6,000	5,998
Colorado - 2.24%			BNP Paribas SA/New York NY
City of Colorado Springs CO Utilities System			1.05%, 08/01/2017	14,000	14,000
Revenue (credit support from Mizuho Bank			CAFCO LLC
LTD)			1.10%, 08/17/2017(b)	3,630	3,628

1.17%, 08/07/2017(c)	7,000	7,000	Cooperatieve Rabobank UA/NY
Colorado Housing & Finance			1.18%, 08/01/2017	4,000	4,000
Authority (credit support from Federal Home			Credit Suisse AG/New York NY
Loan Bank)			1.22%, 08/29/2017	6,000	5,994
1.25%, 08/07/2017(a),(c)	7,510	7,510	DBS Bank Ltd
			1.25%, 09/06/2017(b),(d)	510	509
County of Kit Carson CO (credit support from			1.29%, 09/25/2017(b),(d)	6,000	5,988
Wells Fargo)			1.30%, 09/20/2017(b),(d)	5,000	4,991
1.20%, 08/07/2017(c)	890	890
			1.31%, 10/11/2017(b),(d)	5,000	4,987
		$15,400

See accompanying notes

Schedule of Investments Money Market Fund July 31, 2017 (unaudited)

	Principal			Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value (000's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value (000's)
Banks (continued)			Diversified Financial Services (continued)
DNB Bank ASA			Fairway Finance Co LLC (continued)
1.16%, 08/02/2017(b),(d)	$7,000	$7,000	1.22%, 10/13/2017(b)	$3,430	$3,421
1.20%, 08/16/2017(b),(d)	1,700	1,699	1.26%, 10/04/2017(b)	5,000	4,989
ING US Funding LLC (credit support from			Gotham Funding Corp
ING Bank)			1.22%, 08/24/2017(b)	5,500	5,496
1.12%, 08/14/2017(c)	5,000	4,998	1.25%, 09/28/2017(b)	5,000	4,990
1.18%, 08/11/2017(c)	4,000	3,999	1.29%, 10/25/2017(b)	6,000	5,982
1.20%, 09/15/2017(c)	1,530	1,528	Intercontinental Exchange Inc
Manhattan Asset Funding Co LLC			1.15%, 08/01/2017(b)	4,900	4,900
1.17%, 08/03/2017(b)	5,000	5,000	JP Morgan Securities LLC
1.18%, 08/07/2017(b)	7,000	6,999	1.20%, 09/01/2017	6,200	6,194
1.21%, 08/11/2017(b)	1,500	1,500	1.25%, 08/14/2017	4,500	4,498
1.24%, 09/22/2017(b)	1,250	1,248	1.32%, 10/02/2017(b)	4,500	4,490
Natixis SA/New York NY			Liberty Street Funding LLC
1.16%, 08/04/2017	8,000	7,999	1.12%, 08/07/2017(b)	3,000	2,999
1.25%, 08/31/2017	5,000	4,995	1.22%, 08/01/2017(b)	6,000	6,000
Oversea-Chinese Banking Corp Ltd			1.30%, 10/05/2017(b)	2,000	1,995
1.32%, 10/13/2017(b),(d)	6,000	5,984	1.30%, 10/06/2017(b)	5,000	4,988
1.32%, 10/20/2017(b),(d)	5,000	4,985	Nieuw Amsterdam Receivables Corp
Sheffield Receivables Co LLC			1.12%, 08/02/2017(b)	5,000	5,000
1.18%, 08/18/2017(b),(c)	5,000	4,997	1.13%, 08/16/2017(b)	2,160	2,159
1.31%, 10/10/2017(b)	6,000	5,985	1.25%, 08/14/2017(b)	3,500	3,498
1.35%, 10/12/2017(b)	6,000	5,984	1.26%, 09/19/2017(b)	6,000	5,990
Skandinaviska Enskilda Banken AB			Ontario Teachers' Finance Trust (credit
1.10%, 08/07/2017(b),(d)	4,000	3,999	support from Ontario Teachers Pension Plan
Societe Generale SA			Board)
1.30%, 08/31/2017(d)	6,000	5,994	1.03%, 08/02/2017(b),(c)	4,080	4,080
1.30%, 10/02/2017(d)	1,520	1,517	Regency Markets No. 1 LLC
Standard Chartered Bank/New York			1.23%, 08/10/2017(b)	11,000	10,997
1.30%, 10/27/2017(b)	5,000	4,984	Thunder Bay Funding LLC
1.30%, 10/31/2017(b)	5,500	5,482	1.15%, 08/03/2017(b)	3,000	3,000
1.35%, 12/18/2017(b)	6,000	5,969	1.15%, 08/21/2017(b)	4,000	3,997
Toronto-Dominion Holdings USA Inc (credit			1.17%, 08/15/2017(b)	5,000	4,998
support from Toronto Dominion Bank)			1.19%, 08/16/2017(b)	3,000	2,998
1.24%, 09/07/2017(b),(c)	3,950	3,945			$181,602
United Overseas Bank Ltd			Electric - 1.45%
1.19%, 09/05/2017(b),(d)	5,000	4,994	Oglethorpe Power Corp
1.24%, 09/15/2017(b),(d)	5,000	4,992	1.22%, 08/07/2017(b)	5,000	4,999
		$186,009	1.26%, 08/16/2017(b)	5,000	4,997
Beverages - 0.73%					$9,996
Brown-Forman Corp			Insurance - 0.87%
1.25%, 08/24/2017(b)	5,000	4,996	Prudential Funding LLC (credit support from
			Prudential Funding)
Commercial Services - 0.52%			1.08%, 08/01/2017(c)	6,000	6,000
Salvation Army/United States
1.20%, 08/02/2017	3,600	3,600	Machinery - Construction & Mining - 2.37%
			Caterpillar Financial Services Corp (credit
Diversified Financial Services - 26.42%			support from Caterpillar Inc)
American Express Credit Corp			1.27%, 08/04/2017(c)	6,000	5,999
1.25%, 08/21/2017	6,000	5,996	1.30%, 08/21/2017(c)	4,800	4,796
1.30%, 09/01/2017	6,000	5,993	1.38%, 08/22/2017(c)	5,500	5,496
Anglesea Funding LLC					$16,291
1.24%, 08/01/2017(b)	6,000	6,000
			Machinery - Diversified - 0.66%
AXA Financial Inc (credit support from AXA			John Deere Financial Inc (credit support from
SA)			John Deere Capital)
1.26%, 10/04/2017(b),(c)	5,550	5,538	1.19%, 08/15/2017(b),(c)	4,500	4,498
1.30%, 10/10/2017(b),(c)	6,400	6,384
Collateralized Commercial Paper Co LLC			REITS - 1.68%
1.22%, 09/06/2017	4,000	3,995	Simon Property Group LP
1.22%, 09/07/2017	6,000	5,992	1.25%, 09/18/2017(b)	6,000	5,990
Collateralized Commercial Paper II Co LLC			1.25%, 10/02/2017(b)	5,600	5,588
1.36%, 11/08/2017(b)	5,000	4,981
					$11,578
CRC Funding LLC			Telecommunications - 2.32%
1.25%, 08/15/2017(b)	4,190	4,188
1.27%, 09/25/2017(b)	5,000	4,990	Telstra Corp Ltd
			1.24%, 09/27/2017(b)	6,000	5,988
DCAT LLC			1.29%, 10/10/2017(b)	5,000	4,988
1.31%, 08/10/2017	4,500	4,499	1.30%, 10/24/2017(b)	5,000	4,985
1.32%, 08/03/2017	5,400	5,400
1.43%, 09/20/2017	5,000	4,990			$15,961
Fairway Finance Co LLC			TOTAL COMMERCIAL PAPER		$496,567
1.12%, 08/17/2017(b)	5,000	4,997

See accompanying notes

		Schedule of Investments
		Money Market Fund
		July 31, 2017 (unaudited)

	Principal
CERTIFICATE OF DEPOSIT - 0.87%	Amount (000's)	Value (000's)
Banks - 0.87%
Citibank NA
1.24%, 10/03/2017	$6,000	$6,000

TOTAL CERTIFICATE OF DEPOSIT		$6,000
	Maturity
REPURCHASE AGREEMENTS - 6.55%	Amount (000's)	Value (000's)
Banks - 6.55%
Barclays Bank PLC Repurchase Agreement;	$20,001	$20,000
1.03% dated 07/31/2017 maturing
08/01/2017 (collateralized by US
Government Security; $20,400,048; 2.00%;
dated 04/30/2024)
Merrill Lynch Repurchase Agreement; 1.03%	25,001	25,000
dated 07/31/2017 maturing 08/01/2017
(collateralized by US Government
Security; $25,500,027; 1.25%; dated
06/30/2019)
		$45,000
TOTAL REPURCHASE AGREEMENTS		$45,000
Total Investments		$690,122
Other Assets and Liabilities - (0.38)%		$(2,625)
TOTAL NET ASSETS - 100.00%		$687,497

(a)	Variable Rate. Rate shown is in effect at July 31, 2017.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $335,016 or 48.73% of net assets.
(c)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d)	Security issued by foreign bank and denominated in USD.

Portfolio Summary (unaudited)

Sector	Percent
Financial	68.65%
Insured	6.36%
Consumer, Non-cyclical	5.68%
Consumer, Cyclical	4.96%
Investment Companies	4.51%
Asset Backed Securities	3.42%
Industrial	3.03%
Communications	2.32%
Utilities	1.45%
Other Assets and Liabilities	(0.38)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Overseas Fund
July 31, 2017 (unaudited)

COMMON STOCKS - 93.65%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.03%			Banks (continued)
Publicis Groupe SA	11,811	$893	Commonwealth Bank of Australia	50,061	$3,354
			Concordia Financial Group Ltd	112,200	566
Aerospace & Defense - 2.18%			Credit Agricole SA	79,340	1,393
Airbus SE	438,005	36,598	Credit Suisse Group AG (a)	2,142,096	32,928
BAE Systems PLC	205,118	1,627	Danske Bank A/S	51,416	2,082
Embraer SA ADR	759,300	15,391	Deutsche Bank AG	120,212	2,141
IHI Corp	7,288,600	24,023	DNB ASA	68,106	1,338
Meggitt PLC	70,477	468	Erste Group Bank AG (a)	857,372	35,516
		$78,107	Hachijuni Bank Ltd/The	37,100	235
Agriculture - 2.56%			Hang Seng Bank Ltd	49,300	1,072
British American Tobacco PLC	762,623	47,439	HSBC Holdings PLC	1,154,132	11,558
Golden Agri-Resources Ltd	641,400	187	ING Groep NV	1,795,522	33,547
Imperial Brands PLC	756,447	31,153	Intesa Sanpaolo SpA	737,230	2,538
Japan Tobacco Inc	70,900	2,464	Investec PLC	38,804	295
Philip Morris International Inc	90,300	10,539	Japan Post Bank Co Ltd	36,800	473
		$91,782	KBC Group NV	17,480	1,445
Airlines - 1.16%			Komercni banka as	54,127	2,332
ANA Holdings Inc	105,000	361	Lloyds Banking Group PLC	32,171,112	27,813
Deutsche Lufthansa AG	21,296	457	Macquarie Group Ltd	22,469	1,543
easyJet PLC	14,436	235	Mediobanca SpA	610,628	6,371
International Consolidated Airlines Group SA	28,897	221	Mitsubishi UFJ Financial Group Inc	699,700	4,439
Japan Airlines Co Ltd	1,235,900	39,931	Mizuho Financial Group Inc	1,621,000	2,883
Singapore Airlines Ltd	49,000	376	National Australia Bank Ltd	185,920	4,457
		$41,581	Natixis SA	85,509	621
Apparel - 0.66%			Nordea Bank AB	211,683	2,671
Gildan Activewear Inc	771,728	23,255	Oversea-Chinese Banking Corp Ltd	203,000	1,700
Yue Yuen Industrial Holdings Ltd	67,000	277	Resona Holdings Inc	148,300	764
			Royal Bank of Scotland Group PLC (a)	206,099	676
		$23,532
Automobile Manufacturers - 1.73%			Seven Bank Ltd	27,000	107
Bayerische Motoren Werke AG	21,582	1,983	Skandinaviska Enskilda Banken AB	105,861	1,341
Daimler AG	62,773	4,398	Societe Generale SA	44,587	2,614
Fiat Chrysler Automobiles NV (a)	3,298,870	39,779	Sumitomo Mitsui Financial Group Inc	623,000	24,038
Hino Motors Ltd	23,500	277	Sumitomo Mitsui Trust Holdings Inc	19,307	709
Honda Motor Co Ltd	72,600	2,032	Svenska Handelsbanken AB	88,735	1,321
Nissan Motor Co Ltd	150,800	1,497	Swedbank AB	52,619	1,372
			UBS Group AG (a)	254,958	4,434
Renault SA	11,565	1,042	UniCredit SpA (a)	2,507,340	49,279
Subaru Corp	23,200	837
Toyota Motor Corp	169,510	9,553	United Overseas Bank Ltd	1,730,300	30,619
Volkswagen AG	2,948	464	Westpac Banking Corp	233,257	5,946
		$61,862	Yamaguchi Financial Group Inc	18,000	212
Automobile Parts & Equipment - 0.57%					$472,852
Aisin Seiki Co Ltd	7,900	411	Beverages - 1.36%
Bridgestone Corp	42,100	1,771	Coca-Cola Amatil Ltd	26,017	171
Cie Generale des Etablissements Michelin	11,152	1,510	Coca-Cola European Partners PLC	630,900	27,274
Hankook Tire Co Ltd	253,194	14,149	Diageo PLC	635,360	20,520
JTEKT Corp	13,100	187	Kirin Holdings Co Ltd	27,500	606
NOK Corp	8,600	197			$48,571
Nokian Renkaat OYJ	6,823	278	Building Materials - 1.91%
Sumitomo Electric Industries Ltd	23,900	386	Asahi Glass Co Ltd	18,300	770
Sumitomo Rubber Industries Ltd	16,600	288	Boral Ltd	106,515	590
Toyoda Gosei Co Ltd	5,800	137	Cie de Saint-Gobain	545,341	30,259
Toyota Industries Corp	14,800	794	CRH PLC	590,738	20,694
Yokohama Rubber Co Ltd/The	10,700	216	Imerys SA	3,252	282
		$20,324	Sumitomo Osaka Cement Co Ltd	3,277,100	15,340
Banks - 13.21%			Taiheiyo Cement Corp	109,000	409
ABN AMRO Group NV (b)	26,203	741			$68,344
Allied Irish Banks PLC	991,098	5,820	Chemicals - 4.96%
Aozora Bank Ltd	107,000	411	Air Liquide SA	210,185	25,771
Australia & New Zealand Banking Group Ltd	170,596	4,045	Akzo Nobel NV	445,704	40,351
Banco Bilbao Vizcaya Argentaria SA	466,109	4,217	Asahi Kasei Corp	81,000	925
Banco de Sabadell SA	11,941,950	26,667	BASF SE	557,252	53,050
Banco Santander SA	1,117,885	7,611	Evonik Industries AG	14,818	505
Bank Hapoalim BM	96,784	670	Hitachi Chemical Co Ltd	3,300	94
Bank Leumi Le-Israel BM	45,939	221	JSR Corp	17,400	307
Bank of Ireland Group PLC (a)	54,155	452	Kaneka Corp	26,000	208
Bank of Kyoto Ltd/The	28,000	268	Kuraray Co Ltd	11,200	218
Bank of Queensland Ltd	35,192	339	Linde AG	283,663	54,111
Barclays PLC	18,360,733	49,230	Mitsubishi Chemical Holdings Corp	45,500	381
BNP Paribas SA	325,671	25,238	Mitsui Chemicals Inc	29,000	165
BOC Hong Kong Holdings Ltd	238,800	1,174	Solvay SA	5,364	769
CaixaBank SA	2,900,379	15,107	Sumitomo Chemical Co Ltd	70,000	409
Chiba Bank Ltd/The	63,000	452	Teijin Ltd	17,000	341
CIMB Group Holdings Bhd	14,021,100	21,446			$177,605

See accompanying notes

Schedule of Investments
Overseas Fund
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Commercial Services - 0.86%			Engineering & Construction (continued)
Abertis Infraestructuras SA	44,755	$882	Kajima Corp	81,000	$706
AerCap Holdings NV (a)	13,610	668	LendLease Group	50,320	679
Babcock International Group PLC	1,209,548	13,474	Obayashi Corp	58,900	709
Benesse Holdings Inc	6,500	249	Skanska AB	30,900	702
Cielo SA	1,636,900	13,790	Taisei Corp	94,000	900
Dai Nippon Printing Co Ltd	47,000	518	Vinci SA	32,376	2,899
Hutchison Port Holdings Trust	474,924	225			$21,404
Randstad Holding NV	10,821	653	Entertainment - 0.01%
Toppan Printing Co Ltd	47,000	497	Tabcorp Holdings Ltd	75,888	253
		$30,956	Tatts Group Ltd	78,055	250
Distribution & Wholesale - 1.17%					$503
ITOCHU Corp	97,300	1,526	Environmental Control - 0.00%
Jardine Cycle & Carriage Ltd	292,000	8,695	Kurita Water Industries Ltd	4,500	128
Li & Fung Ltd	536,000	196
Marubeni Corp	107,400	712	Food - 1.18%
Mitsubishi Corp	98,300	2,134	Ajinomoto Co Inc	17,200	346
Mitsui & Co Ltd	111,100	1,616	Aryzta AG (a)	300,326	9,651
Sumitomo Corp	1,939,800	26,220	Carrefour SA	61,991	1,489
Toyota Tsusho Corp	19,300	620	Casino Guichard Perrachon SA	155,800	9,502
		$41,719	Charoen Pokphand Foods PCL - Rights (a),(c)	784,260	—
Diversified Financial Services - 1.51%			Dairy Crest Group PLC	1,639,863	12,835
Aberdeen Asset Management PLC	83,820	364	ICA Gruppen AB	7,309	293
Credit Saison Co Ltd	14,300	275	J Sainsbury PLC	149,019	482
Deutsche Boerse AG	117,500	12,269	Marine Harvest ASA (a)	22,704	423
Julius Baer Group Ltd (a)	15,595	883	Nestle SA	63,290	5,342
Mebuki Financial Group Inc	91,060	351	Nisshin Seifun Group Inc	8,860	146
Mitsubishi UFJ Lease & Finance Co Ltd	40,600	216	Tate & Lyle PLC	14,778	131
Nomura Holdings Inc	122,000	725	Toyo Suisan Kaisha Ltd	2,800	102
ORIX Corp	88,900	1,411	Wm Morrison Supermarkets PLC	201,593	639
Samsung Securities Co Ltd	340,932	12,358	Woolworths Ltd	40,963	874
Shinhan Financial Group Co Ltd	529,164	25,150			$42,255
		$54,002	Forest Products & Paper - 0.07%
Electric - 3.12%			Mondi PLC	33,366	879
AusNet Services	163,687	214	Stora Enso OYJ	50,052	669
Chubu Electric Power Co Inc	38,000	499	UPM-Kymmene OYJ	38,650	1,052
CLP Holdings Ltd	108,000	1,151			$2,600
Contact Energy Ltd	65,012	262	Gas - 0.55%
DONG Energy A/S (b)	13,369	645	Centrica PLC	354,369	928
E.ON SE	142,104	1,406	Enagas SA	23,266	657
EDP - Energias de Portugal SA	215,943	767	Gas Natural SDG SA	31,823	745
Electric Power Development Co Ltd	13,200	334	National Grid PLC	1,193,733	14,772
Electricite de France SA	49,826	506	Osaka Gas Co Ltd	170,000	681
Endesa SA	28,860	683	Snam SpA	185,143	876
Enel SpA	5,144,260	29,344	Tokyo Gas Co Ltd	177,000	939
Engie SA	2,874,878	46,302			$19,598
Fortum OYJ	40,358	660	Hand & Machine Tools - 0.53%
HK Electric Investments & HK Electric	240,500	228	Fuji Electric Co Ltd	3,424,000	18,852
Investments Ltd (b)
Iberdrola SA	383,347	3,022	Holding Companies - Diversified - 0.54%
Kansai Electric Power Co Inc/The	22,400	301	Bollore SA	51,493	239
Meridian Energy Ltd	116,433	252	China Merchants Port Holdings Co Ltd	4,613,916	14,485
Power Assets Holdings Ltd	80,500	797	CK Hutchison Holdings Ltd	178,000	2,342
RWE AG	33,453	705	Industrivarden AB	14,914	362
SSE PLC	1,266,254	23,044	Jardine Matheson Holdings Ltd	14,189	905
Tohoku Electric Power Co Inc	14,300	195	NWS Holdings Ltd	140,000	268
Tokyo Electric Power Co Holdings Inc (a)	65,700	279
			Wharf Holdings Ltd/The	78,000	663
		$111,596			$19,264
Electrical Components & Equipment - 1.54%			Home Builders - 0.08%
Schneider Electric SE (a)	701,460	55,053
			Barratt Developments PLC	59,470	483
			Berkeley Group Holdings PLC	7,763	358
Electronics - 0.96%			Iida Group Holdings Co Ltd	8,600	147
Koninklijke Philips NV	857,851	32,784	Persimmon PLC	18,221	602
Kyocera Corp	21,700	1,318	Sekisui Chemical Co Ltd	37,000	682
Nippon Electric Glass Co Ltd	7,600	269	Sekisui House Ltd	39,000	675
		$34,371			$2,947
Engineering & Construction - 0.60%			Insurance - 7.05%
ACS Actividades de Construccion y Servicios	21,887	838	Aegon NV	4,048,341	22,693
SA			Allianz SE	31,849	6,789
Balfour Beatty PLC	3,695,755	12,865	AMP Ltd	171,859	741
Bouygues SA	9,671	415	Assicurazioni Generali SpA	72,508	1,315
CK Infrastructure Holdings Ltd	60,000	559	Aviva PLC	5,285,854	37,572
Fraport AG Frankfurt Airport Services	1,321	132	AXA SA	135,208	3,993
Worldwide			Baloise Holding AG	4,543	730

See accompanying notes

Schedule of Investments Overseas Fund July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Insurance (continued)			Machinery - Diversified (continued)
CNP Assurances	15,595	$376	Teco Electric and Machinery Co Ltd	895,900	$844
Dai-ichi Life Holdings Inc	72,400	1,251			$47,557
Gjensidige Forsikring ASA	18,170	314	Media - 0.05%
Japan Post Holdings Co Ltd	40,900	516	Axel Springer SE	1,544	98
Legal & General Group PLC	414,993	1,469	GEDI Gruppo Editoriale SpA (a)	141,186	131
Manulife Financial Corp	1,417,000	29,187	Lagardere SCA	10,721	352
Mapfre SA	97,930	365	RTL Group SA	3,515	274
MS&AD Insurance Group Holdings Inc	31,800	1,115	Singapore Press Holdings Ltd	145,400	312
Muenchener Rueckversicherungs-Gesellschaft	133,966	28,776	Vivendi SA	32,744	757
AG in Muenchen					$1,924
NN Group NV	21,001	851	Metal Fabrication & Hardware - 0.04%
Old Mutual PLC	286,458	743	Maruichi Steel Tube Ltd	5,100	158
Poste Italiane SpA (b)	47,468	349	NSK Ltd	35,000	451
Prudential PLC	1,536,859	37,500	SKF AB	34,266	681
QBE Insurance Group Ltd	2,689,991	25,484			$1,290
Sampo Oyj	25,975	1,421	Mining - 0.62%
SCOR SE	15,699	662	Anglo American PLC	96,471	1,596
Sompo Holdings Inc	23,600	926	BHP Billiton PLC	762,631	13,906
Sony Financial Holdings Inc	15,700	271	Mitsubishi Materials Corp	10,100	339
Standard Life PLC	114,993	662	Rio Tinto Ltd	27,383	1,443
Suncorp Group Ltd	74,966	857	Rio Tinto PLC	89,611	4,200
Swiss Life Holding AG (a)	27,059	9,875
			South32 Ltd	343,711	802
Swiss Re AG	18,829	1,815			$22,286
T&D Holdings Inc	49,400	729	Miscellaneous Manufacturers - 0.85%
Tokio Marine Holdings Inc	45,800	1,926	Alfa Laval AB	784,757	17,527
Tryg A/S	10,266	231	FUJIFILM Holdings Corp	23,900	879
UnipolSai Assicurazioni SpA	89,985	208	IMI PLC	8,649	137
Zurich Insurance Group AG	100,984	30,778	Nikon Corp	258,900	4,562
		$252,490	Orica Ltd	22,214	353
Internet - 1.77%			Siemens AG	49,390	6,702
Baidu Inc ADR(a)	191,800	43,414	Toshiba Corp (a)	183,000	415
Mixi Inc	4,100	225			$30,575
SBI Holdings Inc/Japan	18,300	262	Office & Business Equipment - 0.11%
Trend Micro Inc/Japan	392,700	19,640	Canon Inc	72,100	2,508
		$63,541	Ricoh Co Ltd	64,200	604
Investment Companies - 0.04%			Seiko Epson Corp	25,300	666
BGP Holdings PLC (a),(c),(d)	738,711	—
					$3,778
Eurazeo SA	1,993	163	Oil & Gas - 7.78%
Investor AB	26,466	1,255	BP PLC	12,308,172	72,295
		$1,418	BP PLC ADR	356,900	12,542
Iron & Steel - 0.53%			Caltex Australia Ltd	8,295	207
ArcelorMittal (a)	657,270	17,305
			CNOOC Ltd	27,202,000	30,446
Fortescue Metals Group Ltd	141,454	650	Ecopetrol SA ADR	628,800	5,873
Hitachi Metals Ltd	19,400	270	Encana Corp	4,048,890	40,757
JFE Holdings Inc	16,500	318	Eni SpA	1,722,157	27,267
voestalpine AG	10,330	524	Idemitsu Kosan Co Ltd	12,200	296
		$19,067	Inpex Corp	86,300	840
Leisure Products & Services - 0.95%			JXTG Holdings Inc	198,810	884
Carnival PLC	493,593	33,316	Neste Oyj	11,648	505
TUI AG	26,002	408	OMV AG	13,378	758
Yamaha Motor Co Ltd	8,800	221	Repsol SA	100,269	1,679
		$33,945	Royal Dutch Shell PLC - A Shares	360,365	10,177
Lodging - 0.31%			Royal Dutch Shell PLC - B Shares	2,310,017	65,807
Accor SA	8,408	390	Statoil ASA	65,993	1,240
City Developments Ltd	24,100	200	TOTAL SA	135,435	6,887
Shangri-La Asia Ltd	56,000	91			$278,460
SJM Holdings Ltd	10,572,700	10,570	Oil & Gas Services - 0.60%
		$11,251	TechnipFMC PLC (a)	748,840	21,337
Machinery - Construction & Mining - 4.39%
ABB Ltd	2,062,724	48,322	Packaging & Containers - 1.17%
Hitachi Ltd	10,108,800	69,547	Amcor Ltd/Australia	36,829	452
Komatsu Ltd	1,392,800	37,351	DS Smith PLC	5,599,486	35,669
Mitsubishi Electric Corp	125,700	1,946	RPC Group PLC	478,100	5,653
		$157,166	Toyo Seikan Group Holdings Ltd	14,800	243
Machinery - Diversified - 1.33%					$42,017
Amada Holdings Co Ltd	15,400	176	Pharmaceuticals - 9.62%
CNH Industrial NV	628,005	7,235	Alfresa Holdings Corp	5,900	109
CNH Industrial NV	2,253,832	26,107	Astellas Pharma Inc	1,272,200	16,202
GEA Group AG	289,616	11,770	AstraZeneca PLC	518,418	30,899
Metso OYJ	6,660	212	Bayer AG	285,659	36,182
Mitsubishi Heavy Industries Ltd	208,000	827	Daiichi Sankyo Co Ltd	47,600	1,038
Sumitomo Heavy Industries Ltd	53,000	386	Eisai Co Ltd	15,400	825
			GlaxoSmithKline PLC	3,104,405	61,799

See accompanying notes

Schedule of Investments
Overseas Fund
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)		Shares Held	Value (000's)
Pharmaceuticals (continued)			Shipbuilding - 0.01%
Medipal Holdings Corp	15,500	$284	Yangzijiang Shipbuilding Holdings Ltd		209,100	$218
Mitsubishi Tanabe Pharma Corp	20,400	486
Novartis AG	972,990	82,876	Software - 0.84%
Otsuka Holdings Co Ltd	17,700	780	Konami Holdings Corp		2,900	151
Roche Holding AG	173,493	43,923	SAP SE		283,140	29,980
Sanofi	454,518	43,310				$30,131
Sumitomo Dainippon Pharma Co Ltd	5,000	70	Telecommunications - 5.87%
Suzuken Co Ltd/Aichi Japan	6,500	217	BT Group PLC		491,939	2,036
Taisho Pharmaceutical Holdings Co Ltd	1,800	135	China Mobile Ltd		4,652,841	49,735
Takeda Pharmaceutical Co Ltd	74,200	3,920	Deutsche Telekom AG		166,181	3,036
Teva Pharmaceutical Industries Ltd ADR	661,247	21,273	Elisa OYJ		6,460	266
		$344,328	Eutelsat Communications SA		15,863	429
Private Equity - 0.02%			HKT Trust & HKT Ltd		344,000	451
3i Group PLC	67,797	837	KDDI Corp		1,997,200	52,920
			Koninklijke KPN NV		198,500	720
Real Estate - 0.23%			Nippon Telegraph & Telephone Corp		46,700	2,285
Aeon Mall Co Ltd	5,100	97	Nokia OYJ		339,105	2,164
Cheung Kong Property Holdings Ltd	85,500	691	Orange SA		115,924	1,951
Hang Lung Group Ltd	80,000	304	PCCW Ltd		386,000	217
Henderson Land Development Co Ltd	108,800	629	Proximus SADP		13,818	486
Hongkong Land Holdings Ltd	53,496	402	SES SA		33,099	779
Hysan Development Co Ltd	56,000	271	Singapore Telecommunications Ltd		259,600	760
Kerry Properties Ltd	59,000	207	SK Telecom Co Ltd		185,985	45,985
Mitsui Fudosan Co Ltd	37,300	856	Spark New Zealand Ltd		83,252	234
New World Development Co Ltd	528,285	713	StarHub Ltd		55,100	111
Nomura Real Estate Holdings Inc	11,200	222	Swisscom AG		1,503	734
Sino Land Co Ltd	284,000	468	Tele2 AB		32,858	391
Sun Hung Kai Properties Ltd	93,383	1,445	Telecom Italia SpA/Milano (a)		890,434	916
Tokyu Fudosan Holdings Corp	46,500	279	Telecom Italia SpA/Milano		547,671	449
UOL Group Ltd	21,900	128	Telefonaktiebolaget LM Ericsson		178,347	1,154
Vonovia SE	32,499	1,317	Telefonica Deutschland Holding AG		67,565	349
Wheelock & Co Ltd	47,000	354	Telefonica SA		263,453	2,983
		$8,383	Telia Co AB		150,958	710
REITS - 0.76%			Telstra Corp Ltd		241,874	793
Ascendas Real Estate Investment Trust	225,600	449	Vodafone Group PLC		12,674,530	37,154
CapitaLand Commercial Trust	188,400	239				$210,198
Dexus	92,401	694	Toys, Games & Hobbies - 0.02%
Fonciere Des Regions	3,021	292	Nintendo Co Ltd		2,600	883
Gecina SA	4,278	647
Hammerson PLC	72,067	546	Transportation - 2.73%
Japan Prime Realty Investment Corp	77	290	Canadian Pacific Railway Ltd		192,958	30,209
Japan Real Estate Investment Corp	113	593	Central Japan Railway Co		9,400	1,513
Japan Retail Fund Investment Corp	231	441	East Japan Railway Co		486,300	45,606
Klepierre	12,997	529	Hankyu Hanshin Holdings Inc		10,900	389
Land Securities Group PLC	45,946	620	Kamigumi Co Ltd		21,000	225
Mirvac Group	336,638	585	Kuehne + Nagel International AG		1,717	299
Nippon Building Fund Inc	122	659	Nippon Express Co Ltd		75,000	479
Nomura Real Estate Master Fund Inc	340	482	Royal Mail PLC		81,770	435
Scentre Group	369,996	1,223	Seibu Holdings Inc		1,007,500	17,575
Stockland	219,728	739	Tokyu Corp		24,100	355
Suntec Real Estate Investment Trust	219,800	308	West Japan Railway Co		10,700	768
Unibail-Rodamco SE	6,927	1,732				$97,853
United Urban Investment Corp	276	412	Water - 0.30%
Westfield Corp	2,571,681	15,811	Guangdong Investment Ltd		7,752,400	10,909
		$27,291
Retail - 1.60%			TOTAL COMMON STOCKS			$3,353,319
Cie Financiere Richemont SA	499,320	42,447	INVESTMENT COMPANIES - 4.24%		Shares Held	Value (000's)
Dixons Carphone PLC	89,004	316	Money Market Funds - 4.24%
Harvey Norman Holdings Ltd	50,544	177	BlackRock Liquidity Funds FedFund Portfolio		48,420,695	48,421
HUGO BOSS AG	166,485	12,558	Cash Account Trust - Government & Agency		11,516,915	11,517
J Front Retailing Co Ltd	21,900	313	Portfolio - Government Cash Managed
Kingfisher PLC	203,515	790	First American Government Obligations Fund		91,756,935	91,757
McDonald's Holdings Co Japan Ltd	2,100	85				$151,695
Swatch Group AG/The	5,069	390	TOTAL INVESTMENT COMPANIES			$151,695
Takashimaya Co Ltd	27,000	247	PREFERRED STOCKS - 2.21%		Shares Held	Value (000's)
		$57,323	Automobile Manufacturers - 2.21%
Semiconductors - 1.01%			Bayerische Motoren Werke AG	3.52%	4,979	$397
MediaTek Inc	682,200	6,006	Porsche Automobil Holding SE	1.01%	13,914	796
Samsung Electronics Co Ltd	14,023	30,156
		$36,162

See accompanying notes

		Schedule of Investments
		Overseas Fund
		July 31, 2017 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value (000's)
Automobile Manufacturers (continued)
Volkswagen AG 2.06%	507,937	$78,115
		$79,308
TOTAL PREFERRED STOCKS		$79,308
Total Investments		$3,584,322
Other Assets and Liabilities - (0.10)%		$(3,742)
TOTAL NET ASSETS - 100.00%		$3,580,580

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,963 or 0.05% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
(d)	The value of these investments was determined using significant unobservable inputs.

Portfolio Summary (unaudited)
Country		Percent
United Kingdom		20.68%
Japan		14.24%
Germany		9.74%
Switzerland		8.81%
France		8.52%
Netherlands		5.81%
United States		5.46%
Korea, Republic Of		3.56%
Canada		3.44%
Italy		3.33%
Hong Kong		2.83%
Australia		2.41%
China		2.07%
Spain		1.82%
Singapore		1.24%
Austria		1.02%
Sweden		0.84%
Brazil		0.81%
Ireland		0.77%
Israel		0.63%
Malaysia		0.60%
Luxembourg		0.51%
Finland		0.21%
Taiwan, Province Of China		0.19%
Colombia		0.16%
Denmark		0.09%
Norway		0.09%
Belgium		0.07%
Czech Republic		0.07%
South Africa		0.03%
New Zealand		0.03%
Portugal		0.02%
Thailand		0.00%
Other Assets and Liabilities		(0.10)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; September 2017	Long	1,083	$103,019	$104,992	$1,973
S&P 500 Emini; September 2017	Long	363	44,271	44,794	523
Total					$2,496

Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments Principal Capital Appreciation Fund July 31, 2017 (unaudited)

COMMON STOCKS - 98.00%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 3.96%			Electronics - 0.78%
Boeing Co/The	191,520	$46,436	Trimble Inc (a)	209,522	$7,842
Northrop Grumman Corp	137,973	36,305	Waters Corp (a)	66,143	11,472
Teledyne Technologies Inc (a)	112,113	15,285			$19,314
		$98,026	Environmental Control - 1.55%
Airlines - 1.13%			Waste Connections Inc	590,522	38,372
Alaska Air Group Inc	327,175	27,885
			Food - 2.17%
Apparel - 1.41%			B&G Foods Inc	282,679	10,247
Deckers Outdoor Corp (a)	156,771	10,168	General Mills Inc	307,260	17,102
NIKE Inc	419,545	24,774	Kroger Co/The	531,089	13,023
		$34,942	McCormick & Co Inc/MD	139,592	13,303
Automobile Manufacturers - 0.74%			Safeway, Inc. - CVR - Casa Ley (a),(b),(c)	2,740	—
PACCAR Inc	266,702	18,256	Safeway, Inc. - CVR - Property Development	2,740	—
			Centers (a),(b),(c),(d)
Automobile Parts & Equipment - 0.93%					$53,675
Adient PLC	209,473	13,714	Gas - 0.87%
Autoliv Inc	85,186	9,234	Sempra Energy	189,672	21,435
		$22,948
Banks - 8.52%			Healthcare - Products - 5.54%
East West Bancorp Inc	217,097	12,370	Abbott Laboratories	192,650	9,475
Goldman Sachs Group Inc/The	57,959	13,060	Becton Dickinson and Co	148,827	29,974
JPMorgan Chase & Co	573,515	52,649	Bio-Techne Corp	71,229	8,256
PNC Financial Services Group Inc/The	357,813	46,086	Edwards Lifesciences Corp (a)	124,468	14,336
US Bancorp	803,566	42,412	Medtronic PLC	307,257	25,800
Wells Fargo & Co	819,340	44,195	Thermo Fisher Scientific Inc	211,120	37,058
			Varian Medical Systems Inc (a)	124,062	12,049
		$210,772
Beverages - 2.40%					$136,948
Brown-Forman Corp - B Shares	134,870	6,662	Healthcare - Services - 0.45%
Dr Pepper Snapple Group Inc	240,587	21,932	Universal Health Services Inc	101,333	11,231
PepsiCo Inc	262,755	30,640
		$59,234	Housewares - 0.26%
Biotechnology - 1.68%			Tupperware Brands Corp	106,937	6,492
Biogen Inc (a)	69,621	20,162
Bioverativ Inc (a)	113,029	7,004	Insurance - 1.55%
Gilead Sciences Inc	188,697	14,358	Chubb Ltd	261,659	38,323
		$41,524
			Internet - 6.01%
Building Materials - 0.23%			Alphabet Inc - A Shares (a)	41,477	39,217
Apogee Enterprises Inc	107,140	5,581	Alphabet Inc - C Shares (a)	26,621	24,771
			Amazon.com Inc (a)	33,150	32,745
Chemicals - 2.52%			eBay Inc (a)	333,260	11,907
EI du Pont de Nemours & Co	103,144	8,480	Facebook Inc (a)	236,238	39,983
FMC Corp	144,202	11,014
HB Fuller Co	320,461	16,510			$148,623
Innospec Inc	208,581	13,015	Iron & Steel - 0.37%
International Flavors & Fragrances Inc	9,039	1,204	Reliance Steel & Aluminum Co	125,719	9,097
PPG Industries Inc	114,802	12,083
		$62,306	Machinery - Diversified - 1.39%
Commercial Services - 1.25%			Deere & Co	120,851	15,503
Aaron's Inc	323,954	14,993	Flowserve Corp	133,565	5,493
PayPal Holdings Inc (a)	271,119	15,874	Roper Technologies Inc	57,787	13,433
		$30,867			$34,429
Computers - 4.04%			Media - 4.43%
Apple Inc	671,427	99,861	Comcast Corp - Class A	1,111,412	44,957
			Nexstar Media Group Inc	233,653	15,281
Consumer Products - 0.27%			Sirius XM Holdings Inc	2,981,493	17,471
Kimberly-Clark Corp	54,330	6,691	Walt Disney Co/The	289,556	31,831
					$109,540
Cosmetics & Personal Care - 1.41%			Miscellaneous Manufacturers - 1.38%
Procter & Gamble Co/The	383,244	34,806	AptarGroup Inc	178,125	14,416
			Crane Co	88,548	6,685
Distribution & Wholesale - 0.25%			General Electric Co	512,050	13,114
Pool Corp	56,747	6,135			$34,215
			Oil & Gas - 4.45%
Diversified Financial Services - 4.70%			Chevron Corp	248,411	27,124
Ameriprise Financial Inc	240,112	34,787	Cimarex Energy Co	364,762	36,122
Charles Schwab Corp/The	393,311	16,873	Exxon Mobil Corp	376,574	30,141
Discover Financial Services	351,287	21,407	Valero Energy Corp	242,085	16,697
FNF Group	883,291	43,158			$110,084
		$116,225	Oil & Gas Services - 0.49%
Electric - 2.40%			Schlumberger Ltd	176,182	12,086
NextEra Energy Inc	197,195	28,808
Xcel Energy Inc	646,022	30,564	Pharmaceuticals - 5.13%
		$59,372	Allergan PLC	70,763	17,856

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	(c)	Fair value of these investments is determined in good faith by the Manager
Pharmaceuticals (continued)			under procedures established and periodically reviewed by the Board of
Bristol-Myers Squibb Co	162,930	$9,271	Directors. Certain inputs used in the valuation may be unobservable;
Johnson & Johnson	298,653	39,637	however, each security is evaluated individually for purposes of ASC 820
McKesson Corp	107,932	17,471	which results in not all securities being identified as Level 3 of the fair
Merck & Co Inc	292,808	18,704	value hierarchy. At the end of the period, the fair value of these securities
Pfizer Inc	722,890	23,971	totaled $0 or 0.00% of net assets.
		$126,910	(d)	Restricted Security. Please see Restricted Security Sub-Schedule for more
Pipelines - 0.10%			information.
Magellan Midstream Partners LP	35,161	2,453

REITS - 3.85%			Portfolio Summary (unaudited)
Alexandria Real Estate Equities Inc	233,894	28,360	Sector	Percent
Essex Property Trust Inc	49,063	12,840	Consumer, Non-cyclical	20.30%
Host Hotels & Resorts Inc	1,000,956	18,678	Financial	18.92%
Realty Income Corp	342,422	19,538	Technology	15.07%
Ventas Inc	233,822	15,748	Communications	13.15%
		$95,164	Industrial	10.03%
Retail - 3.67%			Consumer, Cyclical	9.33%
Chipotle Mexican Grill Inc (a)	24,360	8,374
Copart Inc (a)	158,903	5,004	Energy	5.04%
			Utilities	3.27%
Costco Wholesale Corp	91,020	14,428	Basic Materials	2.89%
CVS Health Corp	221,962	17,741	Investment Companies	2.33%
Home Depot Inc/The	179,275	26,819	Other Assets and Liabilities	(0.33)%
Starbucks Corp	339,215	18,311	TOTAL NET ASSETS	100.00%
		$90,677
Savings & Loans - 0.30%
Washington Federal Inc	220,469	7,375

Semiconductors - 4.06%
Applied Materials Inc	154,951	6,866
Broadcom Ltd	62,545	15,427
Intel Corp	212,863	7,550
Lam Research Corp	160,009	25,515
Microchip Technology Inc	390,517	31,257
NVIDIA Corp	36,188	5,881
QUALCOMM Inc	150,167	7,988
		$100,484
Software - 6.97%
Adobe Systems Inc (a)	242,710	35,555
Fair Isaac Corp	99,011	14,114
Fidelity National Information Services Inc	230,781	21,052
Microsoft Corp	767,944	55,830
Omnicell Inc (a)	318,456	15,795
Oracle Corp	464,554	23,195
Red Hat Inc (a)	67,958	6,719
		$172,260
Telecommunications - 2.71%
AT&T Inc	412,894	16,103
Cisco Systems Inc	676,085	21,263
T-Mobile US Inc (a)	79,170	4,882
Verizon Communications Inc	510,914	24,728
		$66,976
Toys, Games & Hobbies - 0.94%
Hasbro Inc	218,811	23,168

Transportation - 0.74%
Expeditors International of Washington Inc	115,601	6,806
Union Pacific Corp	110,634	11,391
		$18,197
TOTAL COMMON STOCKS		$2,422,959
INVESTMENT COMPANIES - 2.33%	Shares Held	Value (000's)
Money Market Funds - 2.33%
Goldman Sachs Financial Square Funds -	57,637,224	57,637
Government Fund

TOTAL INVESTMENT COMPANIES		$57,637
Total Investments		$2,480,596
Other Assets and Liabilities - (0.33)%		$(8,182)
TOTAL NET ASSETS - 100.00%		$2,472,414

(a)	Non-Income Producing Security
(b)	The value of these investments was determined using significant unobservable inputs.

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2017 (unaudited)

Restricted Securities

Security Name	Trade Date	Cost	Value	Percent of Net Assets
Safeway, Inc. - CVR - Property Development	04/27/2015	$—	$—	0.00%
Centers
Total			$—	0.00%
Amounts in thousands

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2010 Fund
		July 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 29.41%
Blue Chip Fund (a)	1,426,284	$28,240
Diversified Real Asset Fund (a)	2,497,091	28,742
Global Diversified Income Fund (a)	6,925,469	97,026
Global Multi-Strategy Fund (a)	4,876,017	55,489
International Small Company Fund (a)	1,375,712	16,605
LargeCap Growth Fund I (a)	2,035,322	28,311
MidCap Fund (a)	989,254	25,839
MidCap Value Fund III (a)	887,168	19,110
SmallCap Growth Fund I (a),(b)	653,981	8,672
SmallCap Value Fund II (a)	660,324	8,597
		$316,631
Principal Funds, Inc. Institutional Class - 70.61%
Bond Market Index Fund (a)	8,610,716	95,665
Core Plus Bond Fund (a)	17,352,008	190,525
Diversified International Fund (a)	3,948,804	52,243
Equity Income Fund (a)	941,180	28,527
Global Opportunities Fund (a)	2,737,392	35,531
Inflation Protection Fund (a)	7,515,826	64,336
LargeCap S&P 500 Index Fund (a)	2,778,330	47,704
LargeCap Value Fund III (a)	1,621,278	27,043
Overseas Fund (a)	4,699,353	51,646
Short-Term Income Fund (a)	13,654,821	166,862
		$760,082
TOTAL INVESTMENT COMPANIES		$1,076,713
Total Investments		$1,076,713
Other Assets and Liabilities - (0.02)%		$(189)
TOTAL NET ASSETS - 100.00%		$1,076,524

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	48.07%
Domestic Equity Funds	20.63%
Specialty Funds	16.83%
International Equity Funds	14.49%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2010 Fund
July 31, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases(c)		Purchases(c)	Sales(c)		Sales(c)	July 31, 2017	July 31, 2017
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Blue Chip Fund(a)	—	$—		1,657,389	$26,086	231,105		$4,459	1,426,284	$22,447
Blue Chip Fund(b)	2,108,311	33,185		31,804	560	2,140,115		34,504	—	—
Bond Market Index Fund(b)	9,461,074	105,301		1,253,953	13,906	2,104,311		23,026	8,610,716	95,986
Core Plus Bond Fund(b)	20,714,534	224,841		572,518	6,221	3,935,044		42,677	17,352,008	188,380
Diversified International Fund(b)	4,331,210	68,416		457,125	5,697	839,531		9,839	3,948,804	61,941
Diversified Real Asset Fund(a)	—	—		2,545,463	26,671	48,372		548	2,497,091	26,088
Diversified Real Asset Fund(b)	2,879,707	30,435		91,865	994	2,971,572		31,372	—	—
Equity Income Fund(b)	1,287,045	24,276		46,865	1,336	392,730		11,118	941,180	17,736
Global Diversified Income Fund(b)	8,039,660	97,960		332,727	4,532	8,372,387		102,292	—	—
Global Diversified Income Fund(a)	—	—		7,080,377	84,647	154,908		2,157	6,925,469	82,478
Global Multi-Strategy Fund(b)	6,006,507	62,827		55,096	611	6,061,603		63,482	—	—
Global Multi-Strategy Fund(a)	—	—		4,997,737	51,743	121,720		1,377	4,876,017	50,447
Global Opportunities Fund(b)	3,293,331	36,364		81,894	951	637,833		7,579	2,737,392	29,997
Inflation Protection Fund(b)	11,946,090	98,337		145,601	1,234	4,575,865		39,418	7,515,826	60,572
International Emerging Markets	293,591	9,557		2,651	56	296,242		6,708	—	—
Fund(b)
International Small Company	—	—		1,403,415	14,561	27,703		326	1,375,712	14,251
Fund(a)
International Small Company	—	—		1,113,399	11,012	1,113,399		11,041	—	—
Fund(b)
LargeCap Growth Fund I(b)	2,889,817	21,055		135,641	1,612	3,025,458		25,227	—	—
LargeCap Growth Fund I(a)	—	—		2,347,452	16,910	312,130		4,323	2,035,322	14,530
LargeCap S&P 500 Index Fund(b)	3,825,502	37,546		138,615	2,191	1,185,787		18,854	2,778,330	26,287
LargeCap Value Fund III(b)	2,313,222	30,586		107,245	1,700	799,189		12,748	1,621,278	21,366
MidCap Fund(a)	—	—		1,022,649	14,835	33,395		849	989,254	14,342
MidCap Fund(b)	1,156,524	16,809		80,714	1,865	1,237,238		19,886	—	—
MidCap Growth Fund III(b)	1,263,915	12,170		—	—	1,263,915		12,807	—	—
MidCap Value Fund III(a)	—	—		906,752	16,545	19,584		418	887,168	16,151
MidCap Value Fund III(b)	684,973	12,170		364,102	7,019	1,049,075		19,330	—	—
Origin Emerging Markets Fund(b)	857,665	8,710		6,082	50	863,747		7,824	—	—
Overseas Fund(b)	4,730,240	41,744		742,226	7,809	773,113		7,761	4,699,353	42,204
Short-Term Income Fund(b)	12,681,383	152,880		4,088,211	49,792	3,114,773		37,897	13,654,821	164,761
SmallCap Growth Fund I(b)	1,037,550	8,645		31,221	375	1,068,771		9,676	—	—
SmallCap Growth Fund I(a)	—	—		766,457	6,008	112,476		1,481	653,981	5,114
SmallCap Value Fund II(a)	—	—		729,223	5,634	68,899		892	660,324	5,100
SmallCap Value Fund II(b)	992,550	7,672		51,704	690	1,044,254		9,802	—	—
		$1,141,486			$383,853			$581,698		$960,178

				Realized Gain/Loss					Realized Gain from
		Income			on Investments			Capital Gain Distributions
Blue Chip Fund(a)			$—			$820	$			—
Blue Chip Fund(b)			236			759				86
Bond Market Index Fund(b)			1,962			(195)				—
Core Plus Bond Fund(b)			4,469			(5)				—
Diversified International Fund(b)			774			(2,333)				—
Diversified Real Asset Fund(a)			—			(35)				—
Diversified Real Asset Fund(b)			789			(57)				—
Equity Income Fund(b)			493			3,242				596
Global Diversified Income Fund(b)			3,726			(200)				—
Global Diversified Income Fund(a)			755			(12)				—
Global Multi-Strategy Fund(b)			96			44				—
Global Multi-Strategy Fund(a)			—			81				—
Global Opportunities Fund(b)			641			261				—
Inflation Protection Fund(b)			652			419				—
International Emerging Markets Fund(b)			56			(2,905)				—
International Small Company Fund(a)			—			16				—
International Small Company Fund(b)			24			29				—
LargeCap Growth Fund I(b)			26			2,560				1,354
LargeCap Growth Fund I(a)			—			1,943				—
LargeCap S&P 500 Index Fund(b)			1,081			5,404				692
LargeCap Value Fund III(b)			641			1,828				817
MidCap Fund(a)			—			356				—
MidCap Fund(b)			108			1,212				543
MidCap Growth Fund III(b)			—			637				—
MidCap Value Fund III(a)			—			24				—
MidCap Value Fund III(b)			277			141				77
Origin Emerging Markets Fund(b)			50			(936)				—
Overseas Fund(b)			899			412				—
Short-Term Income Fund(b)			2,574			(14)				—
SmallCap Growth Fund I(b)			—			656				302
SmallCap Growth Fund I(a)			—			587				—
SmallCap Value Fund II(a)			—			358				—

See accompanying notes

	Schedule of Investments
	Principal LifeTime 2010 Fund
	July 31, 2017 (unaudited)

		Realized Gain/Loss	Realized Gain from
	Income	on Investments	Capital Gain Distributions
SmallCap Value Fund II(b)	91	1,440	527
	$20,420	$16,537	$4,994
Amounts in thousands except shares

(a)	Class R-6
(b)	Institutional Class
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2015 Fund
		July 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 30.83%
Blue Chip Fund (a)	1,130,017	$22,374
Diversified Real Asset Fund (a)	1,519,459	17,489
Global Diversified Income Fund (a)	3,817,506	53,483
Global Multi-Strategy Fund (a)	2,729,179	31,058
International Small Company Fund (a)	1,154,730	13,938
LargeCap Growth Fund I (a)	1,612,441	22,429
MidCap Fund (a)	769,025	20,087
MidCap Value Fund III (a)	732,629	15,781
SmallCap Growth Fund I (a),(b)	552,681	7,329
SmallCap Value Fund II (a)	558,336	7,269
		$211,237
Principal Funds, Inc. Institutional Class - 69.18%
Bond Market Index Fund (a)	5,491,734	61,013
Core Plus Bond Fund (a)	10,607,365	116,469
Diversified International Fund (a)	3,160,367	41,811
Equity Income Fund (a)	730,447	22,140
Global Opportunities Fund (a)	2,364,537	30,692
Inflation Protection Fund (a)	3,429,643	29,358
LargeCap S&P 500 Index Fund (a)	2,233,605	38,351
LargeCap Value Fund III (a)	1,312,186	21,887
Overseas Fund (a)	3,761,024	41,334
Short-Term Income Fund (a)	5,801,327	70,892
		$473,947
TOTAL INVESTMENT COMPANIES		$685,184
Total Investments		$685,184
Other Assets and Liabilities - (0.01)%		$(77)
TOTAL NET ASSETS - 100.00%		$685,107

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	40.55%
Domestic Equity Funds	25.92%
International Equity Funds	18.65%
Specialty Funds	14.89%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2015 Fund
July 31, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases(c)	Purchases(c)	Sales(c)	Sales(c)	July 31, 2017	July 31, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund(a)	—	$—	1,283,349	$20,221	153,332	$2,966	1,130,017	$17,784
Blue Chip Fund(b)	1,650,482	26,020	82,937	1,437	1,733,419	28,114	—	—
Bond Market Index Fund(b)	5,542,494	61,686	1,508,323	16,386	1,559,083	17,083	5,491,734	60,989
Core Plus Bond Fund(b)	12,986,535	132,027	922,721	9,998	3,301,891	35,826	10,607,365	106,128
Diversified International Fund(b)	3,343,794	28,510	601,545	7,373	784,972	9,337	3,160,367	27,432
Diversified Real Asset Fund(a)	—	—	1,576,126	19,114	56,667	644	1,519,459	18,450
Diversified Real Asset Fund(b)	1,786,222	21,570	129,338	1,406	1,915,560	22,865	—	—
Equity Income Fund(b)	989,577	18,884	76,220	2,161	335,350	9,698	730,447	13,892
Global Diversified Income Fund(b)	4,436,478	60,162	368,586	5,005	4,805,064	65,133	—	—
Global Diversified Income Fund(a)	—	—	3,964,530	53,634	147,024	2,050	3,817,506	51,574
Global Multi-Strategy Fund(b)	3,361,853	35,378	174,906	1,920	3,536,759	37,280	—	—
Global Multi-Strategy Fund(a)	—	—	2,845,308	29,631	116,129	1,315	2,729,179	28,352
Global Opportunities Fund(b)	2,790,032	30,187	190,081	2,212	615,576	7,384	2,364,537	25,428
Inflation Protection Fund(b)	5,902,454	48,695	260,488	2,211	2,733,299	23,550	3,429,643	27,665
International Emerging Markets	212,901	2,793	2,355	49	215,256	4,932	—	—
Fund(b)
International Small Company Fund(a)	—	—	1,207,621	12,385	52,891	622	1,154,730	11,799
International Small Company Fund(b)	—	—	1,069,320	10,589	1,069,320	10,627	—	—
LargeCap Growth Fund I(b)	2,245,981	13,177	192,084	2,282	2,438,065	17,385	—	—
LargeCap Growth Fund I(a)	—	—	1,881,177	10,492	268,736	3,722	1,612,441	8,527
LargeCap S&P 500 Index Fund(b)	2,961,664	20,118	229,575	3,618	957,634	15,436	2,233,605	14,457
LargeCap Value Fund III(b)	1,790,262	23,666	158,689	2,505	636,765	10,155	1,312,186	17,292
MidCap Fund(a)	—	—	891,896	13,067	122,871	3,107	769,025	11,188
MidCap Fund(b)	1,005,285	14,738	70,162	1,614	1,075,447	17,426	—	—
MidCap Growth Fund III(b)	845,111	5,854	119	1	845,230	8,536	—	—
MidCap Value Fund III(a)	—	—	801,223	13,979	68,594	1,456	732,629	12,608
MidCap Value Fund III(b)	478,369	7,660	493,788	9,635	972,157	17,386	—	—
Origin Emerging Markets Fund(b)	594,206	6,048	4,191	34	598,397	5,440	—	—
Overseas Fund(b)	3,854,218	36,110	833,228	8,638	926,422	9,336	3,761,024	35,391
Short-Term Income Fund(b)	4,910,086	59,682	2,569,441	31,266	1,678,200	20,426	5,801,327	70,517
SmallCap Growth Fund I(b)	827,586	5,794	53,930	644	881,516	7,273	—	—
SmallCap Growth Fund I(a)	—	—	627,768	4,192	75,087	989	552,681	3,580
SmallCap Value Fund II(a)	—	—	578,547	4,560	20,211	264	558,336	4,344
SmallCap Value Fund II(b)	764,035	5,950	68,986	915	833,021	7,904	—	—
		$664,709		$303,174		$425,667		$567,397

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund(a)		$—			$529			$—
Blue Chip Fund(b)		181			657			66
Bond Market Index Fund(b)		1,042			—			—
Core Plus Bond Fund(b)		2,815			(71)			—
Diversified International Fund(b)		627			886			—
Diversified Real Asset Fund(a)		—			(20)			—
Diversified Real Asset Fund(b)		491			(111)			—
Equity Income Fund(b)		396			2,545			454
Global Diversified Income Fund(b)		2,096			(34)			—
Global Diversified Income Fund(a)		421			(10)			—
Global Multi-Strategy Fund(b)		54			(18)			—
Global Multi-Strategy Fund(a)		—			36			—
Global Opportunities Fund(b)		548			413			—
Inflation Protection Fund(b)		301			309			—
International Emerging Markets Fund(b)		49			2,090			—
International Small Company Fund(a)		—			36			—
International Small Company Fund(b)		21			38			—
LargeCap Growth Fund I(b)		21			1,926			1,072
LargeCap Growth Fund I(a)		—			1,757			—
LargeCap S&P 500 Index Fund(b)		828			6,157			530
LargeCap Value Fund III(b)		525			1,276			670
MidCap Fund(a)		—			1,228			—
MidCap Fund(b)		92			1,074			461
MidCap Growth Fund III(b)		—			2,681			—
MidCap Value Fund III(a)		—			85			—
MidCap Value Fund III(b)		248			91			69
Origin Emerging Markets Fund(b)		34			(642)			—
Overseas Fund(b)		736			(21)			—
Short-Term Income Fund(b)		1,123			(5)			—
SmallCap Growth Fund I(b)		—			835			259
SmallCap Growth Fund I(a)		—			377			—
SmallCap Value Fund II(a)		—			48			—
SmallCap Value Fund II(b)		78			1,039			453

See accompanying notes

	Schedule of Investments
	Principal LifeTime 2015 Fund
	July 31, 2017 (unaudited)

	Realized Gain/Loss		Realized Gain from
Income	on Investments		Capital Gain Distributions
	$12,727	$25,181	$4,034

Amounts in thousands except shares

(a)	Class R-6
(b)	Institutional Class
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2020 Fund
		July 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 33.57%
Blue Chip Fund (a)	11,398,054	$225,681
Diversified Real Asset Fund (a)	12,509,466	143,984
Global Diversified Income Fund (a)	27,183,980	380,848
Global Multi-Strategy Fund (a)	21,691,485	246,849
International Small Company Fund (a)	11,226,656	135,506
LargeCap Growth Fund I (a)	16,252,123	226,067
MidCap Fund (a)	7,572,792	197,801
MidCap Value Fund III (a)	7,108,591	153,119
Real Estate Securities Fund (a)	2,355,264	55,490
SmallCap Growth Fund I (a),(b)	5,196,740	68,909
SmallCap Value Fund II (a)	5,248,913	68,341
		$1,902,595
Principal Funds, Inc. Institutional Class - 66.44%
Bond Market Index Fund (a)	38,679,027	429,724
Core Plus Bond Fund (a)	81,881,367	899,057
Diversified International Fund (a)	31,403,061	415,463
Equity Income Fund (a)	7,368,620	223,343
Global Opportunities Fund (a)	22,741,638	295,187
Inflation Protection Fund (a)	21,742,690	186,117
LargeCap S&P 500 Index Fund (a)	22,133,065	380,025
LargeCap Value Fund III (a)	13,237,188	220,796
Overseas Fund (a)	37,382,463	410,833
Short-Term Income Fund (a)	24,891,736	304,177
		$3,764,722
TOTAL INVESTMENT COMPANIES		$5,667,317
Total Investments		$5,667,317
Other Assets and Liabilities - (0.01)%		$(639)
TOTAL NET ASSETS - 100.00%		$5,666,678

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	32.11%
Fixed Income Funds	32.10%
International Equity Funds	22.18%
Specialty Funds	13.62%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2020 Fund
July 31, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases(c)	Purchases(c)	Sales(c)	Sales(c)	July 31, 2017	July 31, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund(a)	14,877,457	$233,784	232,887	$4,052	15,110,344	$241,200	— $	—
Blue Chip Fund(b)	—	—	12,661,260	198,416	1,263,206	24,392	11,398,054	178,331
Bond Market Index Fund(a)	33,788,910	375,886	11,376,212	125,304	6,486,095	71,011	38,679,027	430,142
Core Plus Bond Fund(a)	96,308,830	1,046,045	2,654,253	28,827	17,081,716	185,249	81,881,367	889,552
Diversified International Fund(a)	31,227,486	423,333	4,467,410	56,011	4,291,835	50,593	31,403,061	429,520
Diversified Real Asset Fund(b)	—	—	12,753,557	147,894	244,091	2,774	12,509,466	144,963
Diversified Real Asset Fund(a)	13,871,275	161,116	453,319	4,901	14,324,594	165,231	—	—
Equity Income Fund(a)	8,916,249	179,599	356,270	10,146	1,903,899	55,217	7,368,620	139,822
Global Diversified Income Fund(b)	—	—	27,737,589	387,572	553,609	7,712	27,183,980	379,826
Global Diversified Income Fund(a)	29,782,425	415,661	1,261,292	17,162	31,043,717	432,747	—	—
Global Multi-Strategy Fund(b)	—	—	22,142,500	232,357	451,015	5,105	21,691,485	227,255
Global Multi-Strategy Fund(a)	23,868,949	251,359	1,160,498	12,750	25,029,447	264,228	—	—
Global Opportunities Fund(a)	25,461,955	276,881	648,401	7,500	3,368,718	40,238	22,741,638	246,294
Global Real Estate Securities Fund(a)	13,300,434	97,829	155,090	1,320	13,455,524	117,203	—	—
Inflation Protection Fund(a)	24,671,535	215,371	418,169	3,543	3,347,014	28,564	21,742,690	190,323
International Emerging Markets	2,120,184	60,557	26,364	553	2,146,548	49,380	—	—
Fund(a)
International Small Company Fund(b)	—	—	11,419,601	122,378	192,945	2,275	11,226,656	120,197
International Small Company Fund(a)	—	—	8,480,531	87,240	8,480,531	87,407	—	—
LargeCap Growth Fund I(b)	—	—	18,231,869	130,842	1,979,746	27,427	16,252,123	115,111
LargeCap Growth Fund I(a)	20,277,516	147,163	1,012,070	11,981	21,289,586	168,612	—	—
LargeCap S&P 500 Index Fund(a)	27,413,294	246,551	1,020,780	16,112	6,301,009	101,496	22,133,065	190,093
LargeCap Value Fund III(a)	16,212,850	214,565	809,038	12,819	3,784,700	60,584	13,237,188	174,893
MidCap Fund(b)	—	—	8,298,740	150,804	725,948	18,343	7,572,792	133,655
MidCap Fund(a)	9,040,420	168,291	281,277	6,486	9,321,697	175,062	—	—
MidCap Growth Fund III(a)	8,792,544	74,948	—	—	8,792,544	88,927	—	—
MidCap Value Fund III(b)	—	—	7,245,318	124,554	136,727	2,925	7,108,591	121,743
MidCap Value Fund III(a)	4,719,560	75,157	3,304,813	63,899	8,024,373	139,594	—	—
Origin Emerging Markets Fund(a)	5,026,053	52,350	38,099	311	5,064,152	45,829	—	—
Overseas Fund(a)	36,556,576	344,952	4,321,669	45,119	3,495,782	35,578	37,382,463	354,515
Real Estate Securities Fund(b)	—	—	2,416,844	54,377	61,580	1,443	2,355,264	52,975
Real Estate Securities Fund(a)	—	—	2,676,510	60,259	2,676,510	60,336	—	—
Short-Term Income Fund(a)	20,025,572	244,814	8,995,704	109,332	4,129,540	50,255	24,891,736	303,882
SmallCap Growth Fund I(a)	7,566,247	70,018	229,411	2,747	7,795,658	71,938	—	—
SmallCap Growth Fund I(b)	—	—	5,849,350	48,250	652,610	8,596	5,196,740	41,190
SmallCap Value Fund II(a)	7,017,813	54,307	383,671	5,125	7,401,484	67,306	—	—
SmallCap Value Fund II(b)	—	—	5,642,437	43,619	393,524	5,096	5,248,913	40,543
		$5,430,537		$2,334,562		$2,959,873		$4,904,825

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund(a)		$1,735			$3,364			$633
Blue Chip Fund(b)		—			4,307			—
Bond Market Index Fund(a)		8,206			(37)			—
Core Plus Bond Fund(a)		20,727			(71)			—
Diversified International Fund(a)		5,590			769			—
Diversified Real Asset Fund(b)		—			(157)			—
Diversified Real Asset Fund(a)		3,848			(786)			—
Equity Income Fund(a)		3,827			5,294			4,349
Global Diversified Income Fund(b)		2,965			(34)			—
Global Diversified Income Fund(a)		14,237			(76)			—
Global Multi-Strategy Fund(b)		—			3			—
Global Multi-Strategy Fund(a)		387			119			—
Global Opportunities Fund(a)		5,040			2,151			—
Global Real Estate Securities Fund(a)		1,173			18,054			147
Inflation Protection Fund(a)		1,804			(27)			—
International Emerging Markets Fund(a)		553			(11,730)			—
International Small Company Fund(b)		—			94			—
International Small Company Fund(a)		74			167			—
LargeCap Growth Fund I(b)		—			11,696			—
LargeCap Growth Fund I(a)		194			9,468			10,103
LargeCap S&P 500 Index Fund(a)		7,783			28,926			4,978
LargeCap Value Fund III(a)		4,768			8,093			6,080
MidCap Fund(b)		—			1,194			—
MidCap Fund(a)		833			285			4,180
MidCap Growth Fund III(a)		—			13,979			—
MidCap Value Fund III(b)		—			114			—
MidCap Value Fund III(a)		2,144			538			597
Origin Emerging Markets Fund(a)		311			(6,832)			—
Overseas Fund(a)		6,967			22			—
Real Estate Securities Fund(b)		—			41			—
Real Estate Securities Fund(a)		533			77			863

See accompanying notes

	Schedule of Investments
	Principal LifeTime 2020 Fund
	July 31, 2017 (unaudited)

		Realized Gain/Loss	Realized Gain from
	Income	on Investments	Capital Gain Distributions
Short-Term Income Fund(a)	4,586	(9)	—
SmallCap Growth Fund I(a)	$—	$(827)	$2,220
SmallCap Growth Fund I(b)	—	1,536	—
SmallCap Value Fund II(a)	679	7,874	3,920
SmallCap Value Fund II(b)	—	2,020	—
	$98,964	$99,599	$38,070
Amounts in thousands except shares

(a)	Institutional Class
(b)	Class R-6
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2025 Fund
		July 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 35.36%
Blue Chip Fund (a)	4,193,628	$83,034
Diversified Real Asset Fund (a)	3,785,579	43,572
Global Diversified Income Fund (a)	7,436,067	104,179
Global Multi-Strategy Fund (a)	6,063,240	69,000
International Small Company Fund (a)	3,993,624	48,203
LargeCap Growth Fund I (a)	5,980,980	83,195
MidCap Fund (a)	2,807,957	73,344
MidCap Value Fund III (a)	2,660,773	57,313
Real Estate Securities Fund (a)	1,082,912	25,513
SmallCap Growth Fund I (a),(b)	1,979,685	26,251
SmallCap Value Fund II (a)	1,999,843	26,038
		$639,642
Principal Funds, Inc. Institutional Class - 64.65%
Bond Market Index Fund (a)	11,776,569	130,838
Core Plus Bond Fund (a)	23,246,088	255,242
Diversified International Fund (a)	11,654,240	154,185
Equity Income Fund (a)	2,711,076	82,173
Global Opportunities Fund (a)	8,086,676	104,965
Inflation Protection Fund (a)	4,704,543	40,271
LargeCap S&P 500 Index Fund (a)	8,245,018	141,567
LargeCap Value Fund III (a)	4,870,551	81,241
Overseas Fund (a)	13,869,815	152,429
Short-Term Income Fund (a)	2,188,487	26,743
		$1,169,654
TOTAL INVESTMENT COMPANIES		$1,809,296
Total Investments		$1,809,296
Other Assets and Liabilities - (0.01)%		$(183)
TOTAL NET ASSETS - 100.00%		$1,809,113

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	37.56%
International Equity Funds	25.42%
Fixed Income Funds	25.05%
Specialty Funds	11.98%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2025 Fund
July 31, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases(c)	Purchases(c)	Sales(c)	Sales(c)	July 31, 2017	July 31, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund(a)	4,939,142	$78,422	328,664	$5,877	5,267,806	$84,547	— $	—
Blue Chip Fund(b)	—	—	4,734,660	75,274	541,032	10,449	4,193,628	66,418
Bond Market Index Fund(a)	10,111,958	112,523	3,132,946	34,444	1,468,335	16,096	11,776,569	130,860
Core Plus Bond Fund(a)	23,867,494	252,811	2,137,872	23,224	2,759,278	29,974	23,246,088	246,058
Diversified International Fund(a)	10,554,758	104,949	2,024,199	24,930	924,717	11,174	11,654,240	118,731
Diversified Real Asset Fund(b)	—	—	3,888,421	47,192	102,842	1,168	3,785,579	46,026
Diversified Real Asset Fund(a)	3,872,024	47,005	346,633	3,810	4,218,657	50,820	—	—
Equity Income Fund(a)	3,008,707	79,837	291,303	8,363	588,934	17,184	2,711,076	71,850
Global Diversified Income Fund(b)	—	—	7,635,693	106,310	199,626	2,780	7,436,067	103,530
Global Diversified Income Fund(a)	7,300,264	101,707	908,866	12,409	8,209,130	114,117	—	—
Global Multi-Strategy Fund(b)	—	—	6,232,553	65,813	169,313	1,916	6,063,240	63,907
Global Multi-Strategy Fund(a)	6,179,483	65,196	593,490	6,558	6,772,973	71,755	—	—
Global Opportunities Fund(a)	8,340,392	92,440	712,717	8,473	966,433	11,581	8,086,676	89,402
Global Real Estate Securities Fund(a)	5,503,849	41,598	87,615	746	5,591,464	48,759	—	—
Inflation Protection Fund(a)	6,155,057	53,749	390,186	3,326	1,840,700	15,850	4,704,543	41,250
International Emerging Markets	685,147	13,721	8,970	189	694,117	15,760	—	—
Fund(a)
International Small Company Fund(b)	—	—	4,310,888	45,629	317,264	3,695	3,993,624	42,184
International Small Company Fund(a)	—	—	3,607,557	37,162	3,607,557	37,177	—	—
LargeCap Growth Fund I(b)	—	—	6,809,563	48,676	828,583	11,473	5,980,980	40,656
LargeCap Growth Fund I(a)	6,942,532	50,361	705,110	8,624	7,647,642	58,950	—	—
LargeCap S&P 500 Index Fund(a)	9,156,277	86,924	866,579	13,900	1,777,838	28,970	8,245,018	73,349
LargeCap Value Fund III(a)	5,408,728	72,318	570,976	9,111	1,109,153	17,833	4,870,551	64,528
MidCap Fund(b)	—	—	2,975,748	63,387	167,791	4,258	2,807,957	59,358
MidCap Fund(a)	2,316,930	48,168	912,457	21,172	3,229,387	69,364	—	—
MidCap Growth Fund III(a)	3,706,828	35,643	1,792	17	3,708,620	37,780	—	—
MidCap Value Fund III(b)	—	—	2,730,074	47,030	69,301	1,480	2,660,773	45,584
MidCap Value Fund III(a)	2,039,437	33,210	745,768	14,488	2,785,205	47,730	—	—
Origin Emerging Markets Fund(a)	1,698,215	17,486	13,979	114	1,712,194	15,684	—	—
Overseas Fund(a)	12,211,827	121,475	2,751,240	28,625	1,093,252	11,171	13,869,815	138,931
Real Estate Securities Fund(b)	—	—	1,110,835	24,968	27,923	653	1,082,912	24,322
Real Estate Securities Fund(a)	—	—	1,169,124	26,299	1,169,124	26,303	—	—
Short-Term Income Fund(a)	—	—	2,412,407	29,324	223,920	2,727	2,188,487	26,597
SmallCap Growth Fund I(a)	2,291,431	20,819	198,050	2,416	2,489,481	23,230	—	—
SmallCap Growth Fund I(b)	—	—	2,229,440	20,048	249,755	3,289	1,979,685	17,054
SmallCap Value Fund II(a)	2,225,406	20,606	242,574	3,212	2,467,980	24,025	—	—
SmallCap Value Fund II(b)	—	—	2,087,259	18,842	87,416	1,133	1,999,843	17,716
		$1,550,968		$889,982		$930,855		$1,528,311

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund(a)		$602			$248			$220
Blue Chip Fund(b)		—			1,593			—
Bond Market Index Fund(a)		2,353			(11)			—
Core Plus Bond Fund(a)		5,625			(3)			—
Diversified International Fund(a)		2,004			26			—
Diversified Real Asset Fund(b)		—			2			—
Diversified Real Asset Fund(a)		1,093			5			—
Equity Income Fund(a)		1,377			834			1,517
Global Diversified Income Fund(b)		814			—			—
Global Diversified Income Fund(a)		3,658			1			—
Global Multi-Strategy Fund(b)		—			10			—
Global Multi-Strategy Fund(a)		102			1			—
Global Opportunities Fund(a)		1,680			70			—
Global Real Estate Securities Fund(a)		643			6,415			81
Inflation Protection Fund(a)		369			25			—
International Emerging Markets Fund(a)		182			1,850			—
International Small Company Fund(b)		—			250			—
International Small Company Fund(a)		16			15			—
LargeCap Growth Fund I(b)		—			3,453			—
LargeCap Growth Fund I(a)		67			(35)			3,502
LargeCap S&P 500 Index Fund(a)		2,706			1,495			1,729
LargeCap Value Fund III(a)		1,602			932			2,040
MidCap Fund(b)		—			229			—
MidCap Fund(a)		278			24			1,392
MidCap Growth Fund III(a)		—			2,120			—
MidCap Value Fund III(b)		—			34			—
MidCap Value Fund III(a)		712			32			198
Origin Emerging Markets Fund(a)		108			(1,916)			—
Overseas Fund(a)		2,363			2			—
Real Estate Securities Fund(b)		—			7			—
Real Estate Securities Fund(a)		222			4			277

See accompanying notes

	Schedule of Investments
	Principal LifeTime 2025 Fund
	July 31, 2017 (unaudited)

		Realized Gain/Loss	Realized Gain from
	Income	on Investments	Capital Gain Distributions
Short-Term Income Fund(a)	354	—	—
SmallCap Growth Fund I(a)	$—	$(5)	$786
SmallCap Growth Fund I(b)	—	295	—
SmallCap Value Fund II(a)	234	207	1,348
SmallCap Value Fund II(b)	—	7	—
	$29,164	$18,216	$13,090
Amounts in thousands except shares

(a)	Institutional Class
(b)	Class R-6
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2030 Fund
		July 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 37.97%
Blue Chip Fund (a)	14,524,908	$287,593
Diversified Real Asset Fund (a)	14,107,972	162,383
Global Diversified Income Fund (a)	22,000,648	308,229
Global Multi-Strategy Fund (a)	21,866,176	248,837
International Emerging Markets Fund (a)	1,593,068	43,857
International Small Company Fund (a)	16,482,450	198,943
LargeCap Growth Fund I (a)	29,641,683	412,316
MidCap Fund (a)	11,667,447	304,754
MidCap Value Fund III (a)	11,197,411	241,192
Origin Emerging Markets Fund (a)	3,963,454	43,638
Real Estate Securities Fund (a)	3,781,462	89,091
SmallCap Growth Fund I (a),(b)	8,161,808	108,225
SmallCap Value Fund II (a)	8,236,785	107,243
		$2,556,301
Principal Funds, Inc. Institutional Class - 62.04%
Bond Market Index Fund (a)	31,426,655	349,150
Core Plus Bond Fund (a)	70,439,562	773,426
Diversified International Fund (a)	46,047,669	609,211
Equity Income Fund (a)	6,378,020	193,318
Global Opportunities Fund (a)	33,963,663	440,848
Inflation Protection Fund (a)	14,449,197	123,685
LargeCap S&P 500 Index Fund (a)	34,158,247	586,497
LargeCap Value Fund (a)	15,016,110	189,353
LargeCap Value Fund III (a)	18,543,972	309,314
Overseas Fund (a)	54,807,238	602,332
		$4,177,134
TOTAL INVESTMENT COMPANIES		$6,733,435
Total Investments		$6,733,435
Other Assets and Liabilities - (0.01)%		$(718)
TOTAL NET ASSETS - 100.00%		$6,732,717

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	42.00%
International Equity Funds	28.81%
Fixed Income Funds	18.51%
Specialty Funds	10.69%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2030 Fund
July 31, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases(c)	Purchases(c)	Sales(c)	Sales(c)	July 31, 2017	July 31, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund(a)	—	$—	15,595,750	$248,534	1,070,842	$20,680	14,524,908	$231,299
Blue Chip Fund(b)	16,843,143	268,503	512,057	9,038	17,355,200	279,640	—	—
Bond Market Index Fund(b)	25,945,420	288,860	10,443,370	114,850	4,962,135	54,273	31,426,655	349,402
Core Plus Bond Fund(b)	78,909,456	857,366	3,314,908	35,979	11,784,802	127,700	70,439,562	765,525
Diversified International Fund(b)	46,111,987	590,090	7,351,472	91,769	7,415,790	85,694	46,047,669	596,155
Diversified Real Asset Fund(a)	—	—	14,355,838	175,306	247,866	2,814	14,107,972	172,350
Diversified Real Asset Fund(b)	15,246,770	185,824	712,665	7,765	15,959,435	192,969	—	—
Equity Income Fund(b)	8,656,512	230,462	406,630	11,611	2,685,122	76,667	6,378,020	169,716
Global Diversified Income Fund(a)	—	—	22,384,718	312,115	384,070	5,347	22,000,648	306,750
Global Diversified Income Fund(b)	22,194,459	309,506	2,469,496	33,595	24,663,955	343,211	—	—
Global Multi-Strategy Fund(b)	20,755,076	219,597	4,095,125	45,006	24,850,201	264,608	—	—
Global Multi-Strategy Fund(a)	—	—	22,269,242	236,144	403,066	4,559	21,866,176	231,599
Global Opportunities Fund(b)	36,997,830	408,433	1,464,716	17,131	4,498,883	53,580	33,963,663	373,471
Global Real Estate Securities Fund(b)	24,681,249	184,178	224,531	1,913	24,905,780	216,949	—	—
Inflation Protection Fund(b)	15,910,869	139,072	494,241	4,201	1,955,913	16,683	14,449,197	126,597
International Emerging Markets	2,981,926	78,807	1,442,490	33,395	4,424,416	102,362	—	—
Fund(b)
International Emerging Markets	—	—	1,643,616	39,293	50,548	1,311	1,593,068	38,087
Fund(a)
International Small Company Fund(b)	—	—	17,737,086	179,792	17,737,086	179,883	—	—
International Small Company Fund(a)	—	—	16,608,165	170,785	125,715	1,506	16,482,450	169,295
LargeCap Growth Fund I(a)	—	—	34,126,380	253,214	4,484,697	61,474	29,641,683	216,677
LargeCap Growth Fund I(b)	35,393,364	263,859	2,306,537	27,629	37,699,901	297,385	—	—
LargeCap S&P 500 Index Fund(b)	39,659,893	402,899	2,082,059	33,059	7,583,705	123,417	34,158,247	322,448
LargeCap Value Fund(b)	19,999,338	178,052	1,129,829	13,725	6,113,057	74,492	15,016,110	122,717
LargeCap Value Fund III(b)	15,924,037	210,459	5,107,441	81,041	2,487,506	39,641	18,543,972	252,167
MidCap Fund(b)	7,048,074	154,920	6,955,790	160,517	14,003,864	315,683	—	—
MidCap Fund(a)	—	—	12,638,783	283,386	971,336	24,537	11,667,447	260,504
MidCap Growth Fund III(b)	18,942,974	187,637	22,195	225	18,965,169	194,375	—	—
MidCap Value Fund III(b)	10,218,643	163,729	2,543,363	49,570	12,762,006	213,700	—	—
MidCap Value Fund III(a)	—	—	11,413,239	187,411	215,828	4,608	11,197,411	183,172
Origin Emerging Markets Fund(b)	7,279,541	76,158	140,900	1,218	7,420,441	73,805	—	—
Origin Emerging Markets Fund(a)	—	—	4,088,912	43,684	125,458	1,311	3,963,454	42,347
Overseas Fund(b)	54,374,463	514,110	10,185,341	106,953	9,752,566	95,695	54,807,238	525,768
Real Estate Securities Fund(a)	—	—	3,860,723	86,507	79,261	1,858	3,781,462	84,677
Real Estate Securities Fund(b)	—	—	4,172,303	93,637	4,172,303	93,662	—	—
SmallCap Growth Fund I(b)	10,441,494	99,511	498,416	6,005	10,939,910	105,549	—	—
SmallCap Growth Fund I(a)	—	—	9,989,409	93,882	1,827,601	24,058	8,161,808	71,110
SmallCap Value Fund II(a)	—	—	9,226,432	72,315	989,647	12,802	8,236,785	63,860
SmallCap Value Fund II(b)	10,124,039	83,547	731,198	9,743	10,855,237	94,326	—	—
		$6,095,579		$3,371,943		$3,882,814		$5,675,693

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund(a)		$—			$3,445			$—
Blue Chip Fund(b)		2,103			2,099			768
Bond Market Index Fund(b)		5,923			(35)			—
Core Plus Bond Fund(b)		17,625			(120)			—
Diversified International Fund(b)		8,155			(10)			—
Diversified Real Asset Fund(a)		—			(142)			—
Diversified Real Asset Fund(b)		4,261			(620)			—
Equity Income Fund(b)		3,368			4,310			3,792
Global Diversified Income Fund(a)		2,394			(18)			—
Global Diversified Income Fund(b)		11,046			110			—
Global Multi-Strategy Fund(b)		339			5			—
Global Multi-Strategy Fund(a)		—			14			—
Global Opportunities Fund(b)		7,379			1,487			—
Global Real Estate Securities Fund(b)		1,644			30,858			206
Inflation Protection Fund(b)		1,172			7			—
International Emerging Markets Fund(b)		872			(9,840)			—
International Emerging Markets Fund(a)		—			105			—
International Small Company Fund(b)		225			91			—
International Small Company Fund(a)		—			16			—
LargeCap Growth Fund I(a)		—			24,937			—
LargeCap Growth Fund I(b)		356			5,897			18,513
LargeCap S&P 500 Index Fund(b)		11,861			9,907			7,583
LargeCap Value Fund(b)		4,804			5,432			4,544
LargeCap Value Fund III(b)		6,086			308			7,755
MidCap Fund(b)		1,056			246			5,295
MidCap Fund(a)		—			1,655			—
MidCap Growth Fund III(b)		—			6,513			171
MidCap Value Fund III(b)		3,387			401			943

See accompanying notes

	Schedule of Investments
	Principal LifeTime 2030 Fund
	July 31, 2017 (unaudited)

		Realized Gain/Loss	Realized Gain from
	Income	on Investments	Capital Gain Distributions
MidCap Value Fund III(a)	$—	$369	$—
Origin Emerging Markets Fund(b)	509	(3,571)	—
Origin Emerging Markets Fund(a)	—	(26)	—
Overseas Fund(b)	9,999	400	—
Real Estate Securities Fund(a)	—	28	—
Real Estate Securities Fund(b)	923	25	1,922
SmallCap Growth Fund I(b)	—	33	3,692
SmallCap Growth Fund I(a)	—	1,286	—
SmallCap Value Fund II(a)	—	4,347	—
SmallCap Value Fund II(b)	1,087	1,036	6,274
	$106,574	$90,985	$61,458
Amounts in thousands except shares

(a)	Class R-6
(b)	Institutional Class
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2035 Fund
		July 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 31.45%
Blue Chip Fund (a)	2,192,701	$43,416
Diversified Real Asset Fund (a)	2,976,870	34,264
International Emerging Markets Fund (a)	680,079	18,723
International Small Company Fund (a)	3,864,070	46,639
LargeCap Growth Fund I (a)	9,394,863	130,683
MidCap Value Fund III (a)	3,111,474	67,021
Origin Emerging Markets Fund (a)	1,734,932	19,102
Real Estate Securities Fund (a)	1,063,132	25,047
SmallCap Growth Fund I (a),(b)	2,039,094	27,038
SmallCap Value Fund II (a)	2,060,851	26,832
		$438,765
Principal Funds, Inc. Institutional Class - 68.56%
Bond Market Index Fund (a)	7,294,533	81,042
Core Plus Bond Fund (a)	14,106,091	154,885
Diversified International Fund (a)	10,970,585	145,141
Equity Income Fund (a)	1,395,408	42,295
High Yield Fund I (a)	4,562,929	45,675
LargeCap S&P 500 Index Fund (a)	8,596,445	147,601
LargeCap Value Fund (a)	3,346,872	42,204
LargeCap Value Fund III (a)	5,187,304	86,524
MidCap Growth Fund III (a),(b)	5,811,392	67,238
Overseas Fund (a)	13,086,119	143,816
		$956,421
TOTAL INVESTMENT COMPANIES		$1,395,186
Total Investments		$1,395,186
Other Assets and Liabilities - (0.01)%		$(135)
TOTAL NET ASSETS - 100.00%		$1,395,051

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	50.60%
International Equity Funds	26.76%
Fixed Income Funds	20.19%
Specialty Funds	2.46%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2035 Fund
July 31, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases(c)	Purchases(c)	Sales(c)	Sales(c)	July 31, 2017	July 31, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund(a)	—	$—	1,998,346	$34,204	1,998,346	$34,234	— $	—
Blue Chip Fund(b)	—	—	2,238,533	39,052	45,832	892	2,192,701	38,187
Bond Market Index Fund(a)	7,172,856	79,818	1,174,650	12,826	1,052,973	11,530	7,294,533	81,112
Core Plus Bond Fund(a)	13,500,898	144,550	2,420,962	26,202	1,815,769	19,711	14,106,091	151,040
Diversified International Fund(a)	9,770,055	98,384	2,462,109	30,601	1,261,579	14,766	10,970,585	114,272
Diversified Real Asset Fund(a)	3,067,148	37,283	267,027	2,934	3,334,175	40,197	—	—
Diversified Real Asset Fund(b)	—	—	3,041,438	36,986	64,568	734	2,976,870	36,254
Equity Income Fund(a)	—	—	1,546,756	42,168	151,348	4,413	1,395,408	37,825
Global Opportunities Fund(a)	4,026,039	44,942	324,334	3,827	4,350,373	54,845	—	—
Global Real Estate Securities Fund(a)	5,447,355	41,594	56,731	484	5,504,086	47,766	—	—
High Yield Fund I(a)	2,700,147	26,188	2,475,664	24,196	612,882	6,065	4,562,929	44,318
Inflation Protection Fund(a)	2,209,037	19,130	1,746	15	2,210,783	19,146	—	—
International Emerging Markets	—	—	692,664	13,586	12,585	333	680,079	13,253
Fund(b)
International Emerging Markets	707,714	13,778	45,683	1,036	753,397	14,746	—	—
Fund(a)
International Small Company Fund(b)	—	—	3,979,110	41,812	115,040	1,346	3,864,070	40,561
International Small Company Fund(a)	—	—	2,924,784	28,952	2,924,784	28,987	—	—
LargeCap Growth Fund(a)	2,248,011	12,962	—	—	2,248,011	22,010	—	—
LargeCap Growth Fund I(a)	11,992,283	109,355	1,101,118	13,408	13,093,401	123,060	—	—
LargeCap Growth Fund I(b)	—	—	10,656,589	93,342	1,261,726	17,479	9,394,863	77,904
LargeCap S&P 500 Index Fund(a)	9,033,543	96,686	883,255	14,155	1,320,353	21,118	8,596,445	90,158
LargeCap Value Fund(a)	6,691,480	67,745	436,018	5,310	3,780,626	44,618	3,346,872	28,240
LargeCap Value Fund III(a)	5,276,815	71,083	678,488	10,870	767,999	12,221	5,187,304	69,691
MidCap Growth Fund III(a)	6,093,883	60,994	736,918	7,649	1,019,409	11,031	5,811,392	57,590
MidCap Value Fund III(b)	—	—	3,341,538	57,947	230,064	4,877	3,111,474	53,247
MidCap Value Fund III(a)	3,305,830	56,977	363,996	7,264	3,669,826	64,248	—	—
Origin Emerging Markets Fund(a)	1,691,717	17,433	105,903	948	1,797,620	18,185	—	—
Origin Emerging Markets Fund(b)	—	—	1,766,211	18,378	31,279	334	1,734,932	18,047
Overseas Fund(a)	12,013,709	120,054	3,196,683	33,452	2,124,273	20,767	13,086,119	132,731
Real Estate Securities Fund(a)	—	—	1,151,720	25,974	1,151,720	25,977	—	—
Real Estate Securities Fund(b)	—	—	1,086,932	24,495	23,800	556	1,063,132	23,946
SmallCap Growth Fund I(b)	—	—	2,148,038	20,465	108,944	1,437	2,039,094	19,054
SmallCap Growth Fund I(a)	2,322,371	22,573	195,735	2,380	2,518,106	24,970	—	—
SmallCap Value Fund II(b)	—	—	2,104,159	20,228	43,308	564	2,060,851	19,666
SmallCap Value Fund II(a)	2,222,229	21,760	240,420	3,183	2,462,649	25,025	—	—
		$1,163,289		$698,329		$738,188		$1,147,096

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund(a)		$235			$30			$86
Blue Chip Fund(b)		—			27			—
Bond Market Index Fund(a)		1,471			(2)			—
Core Plus Bond Fund(a)		3,357			(1)			—
Diversified International Fund(a)		1,811			53			—
Diversified Real Asset Fund(a)		863			(20)			—
Diversified Real Asset Fund(b)		—			2			—
Equity Income Fund(a)		655			70			716
Global Opportunities Fund(a)		808			6,076			—
Global Real Estate Securities Fund(a)		395			5,688			49
High Yield Fund I(a)		1,763			(1)			—
Inflation Protection Fund(a)		—			1			—
International Emerging Markets Fund(b)		—			—			—
International Emerging Markets Fund(a)		207			(68)			—
International Small Company Fund(b)		—			95			—
International Small Company Fund(a)		48			35			—
LargeCap Growth Fund(a)		—			9,048			—
LargeCap Growth Fund I(a)		109			297			5,647
LargeCap Growth Fund I(b)		—			2,041			—
LargeCap S&P 500 Index Fund(a)		2,755			435			1,760
LargeCap Value Fund(a)		1,031			(197)			975
LargeCap Value Fund III(a)		1,595			(41)			2,031
MidCap Growth Fund III(a)		—			(22)			178
MidCap Value Fund III(b)		—			177			—
MidCap Value Fund III(a)		943			7			262
Origin Emerging Markets Fund(a)		119			(196)			—
Origin Emerging Markets Fund(b)		—			3			—
Overseas Fund(a)		2,187			(8)			—
Real Estate Securities Fund(a)		237			3			406
Real Estate Securities Fund(b)		—			7			—
SmallCap Growth Fund I(b)		—			26			—
SmallCap Growth Fund I(a)		—			17			765

See accompanying notes

	Schedule of Investments
	Principal LifeTime 2035 Fund
	July 31, 2017 (unaudited)

		Realized Gain/Loss	Realized Gain from
	Income	on Investments	Capital Gain Distributions
SmallCap Value Fund II(b)	$—	$2	$—
SmallCap Value Fund II(a)	231	82	1,337
	$20,820	$23,666	$14,212
Amounts in thousands except shares

(a)	Institutional Class
(b)	Class R-6
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2040 Fund
		July 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 33.24%
Blue Chip Fund (a)	7,640,346	$151,279
Diversified Real Asset Fund (a)	9,507,206	109,428
International Emerging Markets Fund (a)	2,382,487	65,590
International Small Company Fund (a)	13,392,788	161,651
LargeCap Growth Fund I (a)	33,092,880	460,322
MidCap Value Fund III (a)	10,818,380	233,028
Origin Emerging Markets Fund (a)	5,774,618	63,578
Real Estate Securities Fund (a)	3,866,918	91,105
SmallCap Growth Fund I (a),(b)	7,188,931	95,325
SmallCap Value Fund II (a)	7,264,831	94,588
		$1,525,894
Principal Funds, Inc. Institutional Class - 66.77%
Bond Market Index Fund (a)	17,544,255	194,917
Core Plus Bond Fund (a)	35,998,174	395,260
Diversified International Fund (a)	38,382,942	507,806
Equity Income Fund (a)	4,946,403	149,925
High Yield Fund I (a)	12,204,942	122,171
LargeCap S&P 500 Index Fund (a)	29,585,308	507,980
LargeCap Value Fund (a)	11,862,153	149,582
LargeCap Value Fund III (a)	18,059,305	301,229
MidCap Growth Fund III (a),(b)	20,198,629	233,698
Overseas Fund (a)	45,673,940	501,957
		$3,064,525
TOTAL INVESTMENT COMPANIES		$4,590,419
Total Investments		$4,590,419
Other Assets and Liabilities - (0.01)%		$(449)
TOTAL NET ASSETS - 100.00%		$4,589,970

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	53.78%
International Equity Funds	28.33%
Fixed Income Funds	15.52%
Specialty Funds	2.38%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2040 Fund
July 31, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases(c)	Purchases(c)	Sales(c)	Sales(c)	July 31, 2017	July 31, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund(a)	—	$—	6,622,515	$112,679	6,622,515	$112,977	— $	—
Blue Chip Fund(b)	—	—	7,748,149	135,199	107,803	2,095	7,640,346	133,239
Bond Market Index Fund(a)	17,641,891	195,911	2,297,592	25,049	2,395,228	26,190	17,544,255	194,716
Core Plus Bond Fund(a)	34,150,438	371,083	6,359,691	69,059	4,511,955	48,932	35,998,174	391,221
Diversified International Fund(a)	37,682,684	455,579	7,365,341	92,170	6,665,083	76,411	38,382,942	471,465
Diversified Real Asset Fund(a)	10,139,661	118,489	547,179	5,976	10,686,840	124,178	—	—
Diversified Real Asset Fund(b)	—	—	9,649,081	112,758	141,875	1,609	9,507,206	111,087
Equity Income Fund(a)	—	—	5,478,931	149,376	532,528	15,589	4,946,403	134,325
Global Opportunities Fund(a)	14,486,720	160,183	662,846	7,756	15,149,566	190,986	—	—
Global Real Estate Securities Fund(a)	21,032,264	157,063	245,012	2,087	21,277,276	185,714	—	—
High Yield Fund I(a)	8,756,683	84,445	5,089,471	49,718	1,641,212	16,241	12,204,942	117,915
Inflation Protection Fund(a)	4,723,707	40,180	1,657	14	4,725,364	40,922	—	—
International Emerging Markets	—	—	2,410,947	56,839	28,460	749	2,382,487	56,073
Fund(b)
International Emerging Markets	2,475,956	58,714	91,714	2,041	2,567,670	59,288	—	—
Fund(a)
International Small Company Fund(b)	—	—	14,185,836	148,427	793,048	9,215	13,392,788	140,253
International Small Company Fund(a)	—	—	10,835,428	107,142	10,835,428	107,387	—	—
LargeCap Growth Fund(a)	8,178,326	46,699	—	—	8,178,326	79,746	—	—
LargeCap Growth Fund I(a)	40,726,463	337,651	2,733,415	32,866	43,459,878	371,764	—	—
LargeCap Growth Fund I(b)	—	—	37,012,732	292,707	3,919,852	54,549	33,092,880	251,413
LargeCap S&P 500 Index Fund(a)	32,259,633	338,340	1,960,556	31,200	4,634,881	74,949	29,585,308	298,491
LargeCap Value Fund(a)	23,846,069	242,766	1,020,176	12,411	13,004,092	153,794	11,862,153	98,221
LargeCap Value Fund III(a)	19,259,471	256,662	1,611,825	25,761	2,811,991	44,692	18,059,305	240,495
MidCap Growth Fund III(a)	21,528,338	216,724	1,685,902	17,606	3,015,611	32,308	20,198,629	202,007
MidCap Value Fund III(b)	—	—	10,972,280	188,153	153,900	3,288	10,818,380	184,977
MidCap Value Fund III(a)	11,484,284	197,173	521,658	10,576	12,005,942	207,903	—	—
Origin Emerging Markets Fund(a)	5,897,589	61,808	203,459	1,793	6,101,048	62,284	—	—
Origin Emerging Markets Fund(b)	—	—	5,847,049	61,663	72,431	766	5,774,618	60,901
Overseas Fund(a)	45,193,717	442,013	9,432,065	99,087	8,951,842	87,411	45,673,940	453,244
Real Estate Securities Fund(a)	—	—	4,173,001	94,413	4,173,001	94,428	—	—
Real Estate Securities Fund(b)	—	—	3,925,962	88,753	59,044	1,384	3,866,918	87,384
SmallCap Growth Fund I(b)	—	—	7,631,647	73,803	442,716	5,829	7,188,931	67,772
SmallCap Growth Fund I(a)	8,375,719	82,840	450,925	5,453	8,826,644	88,390	—	—
SmallCap Value Fund II(b)	—	—	7,367,493	61,567	102,662	1,338	7,264,831	60,228
SmallCap Value Fund II(a)	7,795,335	67,083	634,684	8,449	8,430,019	75,677	—	—
		$3,931,406		$2,182,551		$2,458,983		$3,755,427

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund(a)		$803			$298			$293
Blue Chip Fund(b)		—			135			—
Bond Market Index Fund(a)		3,393			(54)			—
Core Plus Bond Fund(a)		8,662			11			—
Diversified International Fund(a)		6,511			127			—
Diversified Real Asset Fund(a)		2,837			(287)			—
Diversified Real Asset Fund(b)		—			(62)			—
Equity Income Fund(a)		2,374			538			2,615
Global Opportunities Fund(a)		2,893			23,047			—
Global Real Estate Securities Fund(a)		1,799			26,564			225
High Yield Fund I(a)		4,815			(7)			—
Inflation Protection Fund(a)		—			728			—
International Emerging Markets Fund(b)		—			(17)			—
International Emerging Markets Fund(a)		722			(1,467)			—
International Small Company Fund(b)		—			1,041			—
International Small Company Fund(a)		229			245			—
LargeCap Growth Fund(a)		—			33,047			—
LargeCap Growth Fund I(a)		386			1,247			20,068
LargeCap Growth Fund I(b)		—			13,255			—
LargeCap S&P 500 Index Fund(a)		9,819			3,900			6,274
LargeCap Value Fund(a)		3,650			(3,162)			3,451
LargeCap Value Fund III(a)		5,757			2,764			7,333
MidCap Growth Fund III(a)		—			(15)			624
MidCap Value Fund III(b)		—			112			—
MidCap Value Fund III(a)		3,167			154			881
Origin Emerging Markets Fund(a)		412			(1,317)			—
Origin Emerging Markets Fund(b)		—			4			—
Overseas Fund(a)		8,269			(445)			—
Real Estate Securities Fund(a)		858			15			1,407
Real Estate Securities Fund(b)		—			15			—
SmallCap Growth Fund I(b)		—			(202)			—
SmallCap Growth Fund I(a)		—			97			2,817

See accompanying notes

	Schedule of Investments
	Principal LifeTime 2040 Fund
	July 31, 2017 (unaudited)

		Realized Gain/Loss	Realized Gain from
	Income	on Investments	Capital Gain Distributions
SmallCap Value Fund II(b)	$—	$(1)	$—
SmallCap Value Fund II(a)	858	145	4,955
	$68,214	$100,453	$50,943
Amounts in thousands except shares

(a)	Institutional Class
(b)	Class R-6
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2045 Fund
		July 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 34.69%
Blue Chip Fund (a)	1,643,885	$32,549
Diversified Real Asset Fund (a)	2,006,797	23,098
International Emerging Markets Fund (a)	491,456	13,530
International Small Company Fund (a)	2,857,697	34,492
LargeCap Growth Fund I (a)	7,062,409	98,238
MidCap Value Fund III (a)	2,331,336	50,217
Origin Emerging Markets Fund (a)	1,203,475	13,250
Real Estate Securities Fund (a)	917,353	21,613
SmallCap Growth Fund I (a),(b)	1,497,443	19,856
SmallCap Value Fund II (a)	1,549,038	20,169
		$327,012
Principal Funds, Inc. Institutional Class - 65.32%
Bond Market Index Fund (a)	2,936,426	32,624
Core Plus Bond Fund (a)	5,429,770	59,619
Diversified International Fund (a)	8,276,565	109,499
Equity Income Fund (a)	1,036,875	31,428
High Yield Fund I (a)	1,793,107	17,949
LargeCap S&P 500 Index Fund (a)	6,347,755	108,991
LargeCap Value Fund (a)	2,486,925	31,360
LargeCap Value Fund III (a)	3,926,074	65,487
MidCap Growth Fund III (a),(b)	4,352,821	50,362
Overseas Fund (a)	9,869,841	108,469
		$615,788
TOTAL INVESTMENT COMPANIES		$942,800
Total Investments		$942,800
Other Assets and Liabilities - (0.01)%		$(93)
TOTAL NET ASSETS - 100.00%		$942,707

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56.25%
International Equity Funds	29.63%
Fixed Income Funds	11.68%
Specialty Funds	2.45%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2045 Fund
July 31, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases(c)	Purchases(c)	Sales(c)	Sales(c)	July 31, 2017	July 31, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund(a)	—	$—	1,692,378	$28,753	1,692,378	$28,779	— $	—
Blue Chip Fund(b)	—	—	1,675,296	28,576	31,411	611	1,643,885	27,966
Bond Market Index Fund(a)	2,539,656	28,318	830,280	9,051	433,510	4,739	2,936,426	32,626
Core Plus Bond Fund(a)	4,985,294	53,764	1,255,438	13,592	810,962	8,792	5,429,770	58,566
Diversified International Fund(a)	7,585,999	78,934	2,047,962	25,363	1,357,396	15,609	8,276,565	88,708
Diversified Real Asset Fund(a)	2,042,392	24,267	228,360	2,513	2,270,752	26,779	—	—
Diversified Real Asset Fund(b)	—	—	2,046,420	24,328	39,623	450	2,006,797	23,879
Equity Income Fund(a)	—	—	1,122,556	30,824	85,681	2,490	1,036,875	28,342
Global Opportunities Fund(a)	3,000,826	33,889	318,754	3,776	3,319,580	41,783	—	—
Global Real Estate Securities Fund(a)	4,550,549	36,521	44,844	383	4,595,393	40,113	—	—
High Yield Fund I(a)	1,801,565	17,758	244,303	2,418	252,761	2,498	1,793,107	17,677
International Emerging Markets	—	—	499,863	11,162	8,407	222	491,456	10,940
Fund(b)
International Emerging Markets	508,925	11,165	43,835	1,001	552,760	12,059	—	—
Fund(a)
International Small Company Fund(a)	—	—	2,400,882	23,763	2,400,882	23,794	—	—
International Small Company Fund(b)	—	—	2,907,416	29,983	49,719	585	2,857,697	29,400
LargeCap Growth Fund(a)	1,151,462	6,809	—	—	1,151,462	11,184	—	—
LargeCap Growth Fund I(b)	—	—	7,569,174	72,521	506,765	7,032	7,062,409	65,761
LargeCap Growth Fund I(a)	8,792,590	87,035	989,204	12,143	9,781,794	99,197	—	—
LargeCap S&P 500 Index Fund(a)	6,607,062	75,671	840,645	13,514	1,099,952	17,678	6,347,755	71,750
LargeCap Value Fund(a)	4,955,073	53,073	410,649	5,005	2,878,797	34,095	2,486,925	23,154
LargeCap Value Fund III(a)	3,945,110	53,677	550,313	8,790	569,349	9,046	3,926,074	53,409
MidCap Growth Fund III(a)	4,489,896	46,075	549,561	5,855	686,636	7,280	4,352,821	44,645
MidCap Value Fund III(a)	2,428,207	42,875	251,689	5,118	2,679,896	47,995	—	—
MidCap Value Fund III(b)	—	—	2,399,525	42,593	68,189	1,453	2,331,336	41,157
Origin Emerging Markets Fund(b)	—	—	1,224,774	12,804	21,299	227	1,203,475	12,578
Origin Emerging Markets Fund(a)	1,193,734	12,349	107,963	974	1,301,697	13,008	—	—
Overseas Fund(a)	9,063,181	91,556	2,606,842	27,186	1,800,182	17,606	9,869,841	101,140
Real Estate Securities Fund(b)	—	—	935,781	21,300	18,428	432	917,353	20,869
Real Estate Securities Fund(a)	—	—	983,839	22,396	983,839	22,397	—	—
SmallCap Growth Fund I(b)	—	—	1,635,968	17,046	138,525	1,824	1,497,443	15,219
SmallCap Growth Fund I(a)	1,626,436	16,913	184,077	2,244	1,810,513	19,157	—	—
SmallCap Value Fund II(b)	—	—	1,622,948	16,977	73,910	958	1,549,038	16,025
SmallCap Value Fund II(a)	1,638,419	17,199	222,440	2,938	1,860,859	20,134	—	—
		$787,848		$524,890		$540,006		$783,811

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund(a)		$197			$26			$72
Blue Chip Fund(b)		—			1			—
Bond Market Index Fund(a)		529			(4)			—
Core Plus Bond Fund(a)		1,271			2			—
Diversified International Fund(a)		1,364			20			—
Diversified Real Asset Fund(a)		579			(1)			—
Diversified Real Asset Fund(b)		—			1			—
Equity Income Fund(a)		440			8			476
Global Opportunities Fund(a)		608			4,118			—
Global Real Estate Securities Fund(a)		291			3,209			36
High Yield Fund I(a)		693			(1)			—
International Emerging Markets Fund(b)		—			—			—
International Emerging Markets Fund(a)		149			(107)			—
International Small Company Fund(a)		53			31			—
International Small Company Fund(b)		—			2			—
LargeCap Growth Fund(a)		—			4,375			—
LargeCap Growth Fund I(b)		—			272			—
LargeCap Growth Fund I(a)		77			19			3,985
LargeCap S&P 500 Index Fund(a)		2,032			243			1,297
LargeCap Value Fund(a)		740			(829)			700
LargeCap Value Fund III(a)		1,231			(12)			1,567
MidCap Growth Fund III(a)		—			(5)			129
MidCap Value Fund III(a)		677			2			188
MidCap Value Fund III(b)		—			17			—
Origin Emerging Markets Fund(b)		—			1			—
Origin Emerging Markets Fund(a)		84			(315)			—
Overseas Fund(a)		1,701			4			—
Real Estate Securities Fund(b)		—			1			—
Real Estate Securities Fund(a)		205			1			365
SmallCap Growth Fund I(b)		—			(3)			—
SmallCap Growth Fund I(a)		—			—			581
SmallCap Value Fund II(b)		—			6			—
SmallCap Value Fund II(a)		183			(3)			1,054

See accompanying notes

	Schedule of Investments
	Principal LifeTime 2045 Fund
	July 31, 2017 (unaudited)

	Realized Gain/Loss		Realized Gain from
Income	on Investments		Capital Gain Distributions
	$13,104	$11,079	$10,450

Amounts in thousands except shares

(a)	Institutional Class
(b)	Class R-6
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2050 Fund
		July 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 35.65%
Blue Chip Fund (a)	4,648,182	$92,034
Diversified Real Asset Fund (a)	5,109,040	58,805
International Emerging Markets Fund (a)	1,407,264	38,742
International Small Company Fund (a)	7,987,076	96,404
LargeCap Growth Fund I (a)	19,591,361	272,516
MidCap Value Fund III (a)	6,512,544	140,280
Origin Emerging Markets Fund (a)	3,426,490	37,726
Real Estate Securities Fund (a)	2,515,400	59,263
SmallCap Growth Fund I (a),(b)	4,222,345	55,988
SmallCap Value Fund II (a)	4,267,234	55,559
		$907,317
Principal Funds, Inc. Institutional Class - 64.36%
Bond Market Index Fund (a)	5,241,706	58,236
Core Plus Bond Fund (a)	10,852,734	119,163
Diversified International Fund (a)	23,082,402	305,380
Equity Income Fund (a)	2,918,185	88,450
High Yield Fund I (a)	4,935,080	49,400
LargeCap S&P 500 Index Fund (a)	17,833,242	306,197
LargeCap Value Fund (a)	6,897,609	86,979
LargeCap Value Fund III (a)	10,948,191	182,616
MidCap Growth Fund III (a),(b)	12,159,480	140,685
Overseas Fund (a)	27,402,275	301,151
		$1,638,257
TOTAL INVESTMENT COMPANIES		$2,545,574
Total Investments		$2,545,574
Other Assets and Liabilities - (0.01)%		$(284)
TOTAL NET ASSETS - 100.00%		$2,545,290

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	58.17%
International Equity Funds	30.62%
Fixed Income Funds	8.91%
Specialty Funds	2.31%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2050 Fund
July 31, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases(c)	Purchases(c)	Sales(c)	Sales(c)	July 31, 2017	July 31, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund(a)	—	$—	4,489,970	$76,779	4,489,970	$76,911	— $	—
Blue Chip Fund(b)	—	—	4,701,024	81,294	52,842	1,029	4,648,182	80,286
Bond Market Index Fund(a)	4,604,122	51,384	1,412,429	15,381	774,845	8,466	5,241,706	58,292
Core Plus Bond Fund(a)	9,530,290	103,816	2,796,619	30,109	1,474,175	15,972	10,852,734	117,955
Diversified International Fund(a)	22,417,747	261,739	4,663,235	58,078	3,998,580	45,708	23,082,402	274,068
Diversified Real Asset Fund(a)	5,393,029	62,782	402,275	4,416	5,795,304	67,189	—	—
Diversified Real Asset Fund(b)	—	—	5,172,358	60,349	63,318	718	5,109,040	59,627
Equity Income Fund(a)	—	—	3,142,662	86,929	224,477	6,529	2,918,185	80,449
Global Opportunities Fund(a)	8,601,564	97,032	566,202	6,685	9,167,766	115,443	—	—
Global Real Estate Securities Fund(a)	12,975,408	99,607	77,663	663	13,053,071	113,890	—	—
High Yield Fund I(a)	5,116,493	51,851	466,586	4,621	647,999	6,404	4,935,080	50,060
International Emerging Markets	—	—	1,421,194	35,851	13,930	367	1,407,264	35,483
Fund(b)
International Emerging Markets	1,444,563	36,501	77,406	1,754	1,521,969	37,216	—	—
Fund(a)
International Small Company Fund(a)	—	—	6,558,588	64,613	6,558,588	64,721	—	—
International Small Company Fund(b)	—	—	8,158,819	84,426	171,743	2,004	7,987,076	82,566
LargeCap Growth Fund(a)	3,901,896	21,840	—	—	3,901,896	38,231	—	—
LargeCap Growth Fund I(b)	—	—	21,511,869	182,453	1,920,508	26,729	19,591,361	159,652
LargeCap Growth Fund I(a)	25,106,068	225,663	2,006,550	24,391	27,112,618	250,517	—	—
LargeCap S&P 500 Index Fund(a)	18,726,569	207,899	1,611,141	25,845	2,504,468	39,964	17,833,242	194,569
LargeCap Value Fund(a)	14,260,658	151,093	762,594	9,275	8,125,643	97,878	6,897,609	60,625
LargeCap Value Fund III(a)	11,225,062	150,436	1,174,679	18,778	1,451,550	23,036	10,948,191	146,354
MidCap Growth Fund III(a)	12,747,509	129,107	1,138,391	12,071	1,726,420	18,209	12,159,480	122,970
MidCap Value Fund III(a)	7,025,430	123,467	447,842	9,107	7,473,272	132,604	—	—
MidCap Value Fund III(b)	—	—	6,668,845	116,997	156,301	3,321	6,512,544	113,766
Origin Emerging Markets Fund(b)	—	—	3,461,801	36,360	35,311	374	3,426,490	35,986
Origin Emerging Markets Fund(a)	3,490,642	36,565	182,517	1,637	3,673,159	36,985	—	—
Overseas Fund(a)	26,633,446	263,269	6,111,281	64,047	5,342,452	51,709	27,402,275	275,548
Real Estate Securities Fund(b)	—	—	2,546,072	57,995	30,672	719	2,515,400	57,278
Real Estate Securities Fund(a)	—	—	2,693,497	61,369	2,693,497	61,379	—	—
SmallCap Growth Fund I(b)	—	—	4,489,716	46,403	267,371	3,521	4,222,345	42,916
SmallCap Growth Fund I(a)	4,646,226	48,275	350,233	4,259	4,996,459	52,560	—	—
SmallCap Value Fund II(b)	—	—	4,316,308	39,291	49,074	640	4,267,234	38,652
SmallCap Value Fund II(a)	4,522,239	42,119	446,468	5,919	4,968,707	48,000	—	—
		$2,164,445		$1,328,145		$1,448,943		$2,087,102

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund(a)		$536			$132			$196
Blue Chip Fund(b)		—			21			—
Bond Market Index Fund(a)		970			(7)			—
Core Plus Bond Fund(a)		2,544			2			—
Diversified International Fund(a)		3,909			(41)			—
Diversified Real Asset Fund(a)		1,504			(9)			—
Diversified Real Asset Fund(b)		—			(4)			—
Equity Income Fund(a)		1,272			49			1,392
Global Opportunities Fund(a)		1,713			11,726			—
Global Real Estate Securities Fund(a)		525			13,620			66
High Yield Fund I(a)		1,934			(8)			—
International Emerging Markets Fund(b)		—			(1)			—
International Emerging Markets Fund(a)		414			(1,039)			—
International Small Company Fund(a)		162			108			—
International Small Company Fund(b)		—			144			—
LargeCap Growth Fund(a)		—			16,391			—
LargeCap Growth Fund I(b)		—			3,928			—
LargeCap Growth Fund I(a)		223			463			11,599
LargeCap S&P 500 Index Fund(a)		5,683			789			3,631
LargeCap Value Fund(a)		2,270			(1,865)			2,146
LargeCap Value Fund III(a)		3,460			176			4,407
MidCap Growth Fund III(a)		—			1			363
MidCap Value Fund III(a)		1,932			30			538
MidCap Value Fund III(b)		—			90			—
Origin Emerging Markets Fund(b)		—			—			—
Origin Emerging Markets Fund(a)		239			(1,217)			—
Overseas Fund(a)		4,732			(59)			—
Real Estate Securities Fund(b)		—			2			—
Real Estate Securities Fund(a)		592			10			1,192
SmallCap Growth Fund I(b)		—			34			—
SmallCap Growth Fund I(a)		—			26			1,639
SmallCap Value Fund II(b)		—			1			—
SmallCap Value Fund II(a)		487			(38)			2,812

See accompanying notes

	Schedule of Investments
	Principal LifeTime 2050 Fund
	July 31, 2017 (unaudited)

	Realized Gain/Loss		Realized Gain from
Income	on Investments		Capital Gain Distributions
	$35,101	$43,455	$29,981

Amounts in thousands except shares

(a)	Institutional Class
(b)	Class R-6
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2055 Fund
		July 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 36.59%
Blue Chip Fund (a)	712,882	$14,115
Diversified Real Asset Fund (a)	699,766	8,054
International Emerging Markets Fund (a)	211,002	5,809
International Small Company Fund (a)	1,221,390	14,742
LargeCap Growth Fund I (a)	2,928,817	40,740
MidCap Value Fund III (a)	999,396	21,527
Origin Emerging Markets Fund (a)	511,635	5,633
Real Estate Securities Fund (a)	386,143	9,098
SmallCap Growth Fund I (a),(b)	647,766	8,590
SmallCap Value Fund II (a)	654,700	8,524
		$136,832
Principal Funds, Inc. Institutional Class - 63.42%
Bond Market Index Fund (a)	577,925	6,421
Core Plus Bond Fund (a)	1,069,280	11,741
Diversified International Fund (a)	3,469,606	45,903
Equity Income Fund (a)	434,508	13,170
High Yield Fund I (a)	685,884	6,866
LargeCap S&P 500 Index Fund (a)	2,693,920	46,254
LargeCap Value Fund (a)	1,042,140	13,141
LargeCap Value Fund III (a)	1,606,535	26,797
MidCap Growth Fund III (a),(b)	1,865,366	21,582
Overseas Fund (a)	4,123,195	45,314
		$237,189
TOTAL INVESTMENT COMPANIES		$374,021
Total Investments		$374,021
Other Assets and Liabilities - (0.01)%		$(36)
TOTAL NET ASSETS - 100.00%		$373,985

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	59.77%
International Equity Funds	31.39%
Fixed Income Funds	6.70%
Specialty Funds	2.15%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2055 Fund
July 31, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases(c)	Purchases(c)	Sales(c)	Sales(c)	July 31, 2017	July 31, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund(a)	—	$—	647,245	$11,200	647,245	$11,202	— $	—
Blue Chip Fund(b)	—	—	722,946	12,697	10,064	196	712,882	12,501
Bond Market Index Fund(a)	425,170	4,739	232,530	2,534	79,775	871	577,925	6,400
Core Plus Bond Fund(a)	876,556	9,488	342,917	3,716	150,193	1,625	1,069,280	11,579
Diversified International Fund(a)	2,944,319	32,332	1,064,980	13,062	539,693	6,152	3,469,606	39,249
Diversified Real Asset Fund(a)	645,223	7,435	145,189	1,605	790,412	9,041	—	—
Diversified Real Asset Fund(b)	—	—	711,705	8,189	11,939	135	699,766	8,054
Equity Income Fund(a)	—	—	458,966	12,696	24,458	712	434,508	11,985
Global Opportunities Fund(a)	1,138,455	13,234	234,186	2,791	1,372,641	17,256	—	—
Global Real Estate Securities Fund(a)	1,699,326	14,475	20,423	175	1,719,749	15,104	—	—
High Yield Fund I(a)	626,089	6,243	155,663	1,541	95,868	944	685,884	6,840
International Emerging Markets	—	—	213,735	5,181	2,733	72	211,002	5,109
Fund(b)
International Emerging Markets	190,621	4,473	31,931	737	222,552	5,160	—	—
Fund(a)
International Small Company Fund(a)	—	—	980,034	9,754	980,034	9,758	—	—
International Small Company Fund(b)	—	—	1,279,684	13,368	58,294	678	1,221,390	12,709
LargeCap Growth Fund(a)	637,600	5,669	—	—	637,600	6,267	—	—
LargeCap Growth Fund I(b)	—	—	3,243,850	36,351	315,033	4,363	2,928,817	32,089
LargeCap Growth Fund I(a)	3,240,955	36,018	637,148	7,897	3,878,103	43,920	—	—
LargeCap S&P 500 Index Fund(a)	2,543,569	32,775	583,927	9,428	433,576	6,906	2,693,920	35,301
LargeCap Value Fund(a)	1,905,121	22,054	244,605	2,976	1,107,586	13,307	1,042,140	11,705
LargeCap Value Fund III(a)	1,492,424	20,869	364,071	5,825	249,960	3,966	1,606,535	22,729
MidCap Growth Fund III(a)	1,692,659	17,575	439,351	4,782	266,644	2,779	1,865,366	19,573
MidCap Value Fund III(a)	925,643	16,838	180,634	3,682	1,106,277	20,519	—	—
MidCap Value Fund III(b)	—	—	1,014,184	18,810	14,788	316	999,396	18,495
Origin Emerging Markets Fund(b)	—	—	518,424	5,362	6,789	72	511,635	5,290
Origin Emerging Markets Fund(a)	467,015	4,743	78,641	715	545,656	5,341	—	—
Overseas Fund(a)	3,414,884	34,382	1,344,757	13,926	636,446	6,151	4,123,195	42,156
Real Estate Securities Fund(b)	—	—	391,917	8,970	5,774	135	386,143	8,835
Real Estate Securities Fund(a)	—	—	399,091	9,132	399,091	9,132	—	—
SmallCap Growth Fund I(b)	—	—	681,147	7,826	33,381	439	647,766	7,387
SmallCap Growth Fund I(a)	621,864	7,071	127,171	1,557	749,035	8,628	—	—
SmallCap Value Fund II(b)	—	—	677,870	7,909	23,170	300	654,700	7,609
SmallCap Value Fund II(a)	600,824	6,903	137,721	1,811	738,545	8,714	—	—
		$297,316		$246,205		$220,161		$325,595

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund(a)		$69			$2			$25
Blue Chip Fund(b)		—			—			—
Bond Market Index Fund(a)		83			(2)			—
Core Plus Bond Fund(a)		233			—			—
Diversified International Fund(a)		541			7			—
Diversified Real Asset Fund(a)		184			1			—
Diversified Real Asset Fund(b)		—			—			—
Equity Income Fund(a)		185			1			191
Global Opportunities Fund(a)		232			1,231			—
Global Real Estate Securities Fund(a)		113			454			14
High Yield Fund I(a)		250			—			—
International Emerging Markets Fund(b)		—			—			—
International Emerging Markets Fund(a)		55			(50)			—
International Small Company Fund(a)		21			4			—
International Small Company Fund(b)		—			19			—
LargeCap Growth Fund(a)		—			598			—
LargeCap Growth Fund I(b)		—			101			—
LargeCap Growth Fund I(a)		30			5			1,581
LargeCap S&P 500 Index Fund(a)		783			4			500
LargeCap Value Fund(a)		305			(18)			288
LargeCap Value Fund III(a)		466			1			593
MidCap Growth Fund III(a)		—			(5)			47
MidCap Value Fund III(a)		258			(1)			72
MidCap Value Fund III(b)		—			1			—
Origin Emerging Markets Fund(b)		—			—			—
Origin Emerging Markets Fund(a)		32			(117)			—
Overseas Fund(a)		639			(1)			—
Real Estate Securities Fund(b)		—			—			—
Real Estate Securities Fund(a)		82			—			137
SmallCap Growth Fund I(b)		—			—			—
SmallCap Growth Fund I(a)		—			—			222
SmallCap Value Fund II(b)		—			—			—
SmallCap Value Fund II(a)		70			—			405

See accompanying notes

	Schedule of Investments
	Principal LifeTime 2055 Fund
	July 31, 2017 (unaudited)

	Realized Gain/Loss		Realized Gain from
Income	on Investments		Capital Gain Distributions
	$4,631	$2,235	$4,075

Amounts in thousands except shares

(a)	Institutional Class
(b)	Class R-6
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2060 Fund
		July 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 36.66%
Blue Chip Fund (a)	432,149	$8,557
Diversified Real Asset Fund (a)	483,497	5,565
International Emerging Markets Fund (a)	136,525	3,759
International Small Company Fund (a)	760,428	9,178
LargeCap Growth Fund I (a)	1,850,359	25,739
MidCap Value Fund III (a)	625,228	13,467
Origin Emerging Markets Fund (a)	306,708	3,377
Real Estate Securities Fund (a)	231,894	5,463
SmallCap Growth Fund I (a),(b)	413,899	5,488
SmallCap Value Fund II (a)	418,495	5,449
		$86,042
Principal Funds, Inc. Institutional Class - 63.35%
Bond Market Index Fund (a)	313,880	3,487
Core Plus Bond Fund (a)	580,024	6,369
Diversified International Fund (a)	2,222,649	29,406
Equity Income Fund (a)	279,583	8,474
High Yield Fund I (a)	444,973	4,454
LargeCap S&P 500 Index Fund (a)	1,692,054	29,053
LargeCap Value Fund (a)	670,572	8,456
LargeCap Value Fund III (a)	1,012,089	16,882
MidCap Growth Fund III (a),(b)	1,156,803	13,384
Overseas Fund (a)	2,616,066	28,750
		$148,715
TOTAL INVESTMENT COMPANIES		$234,757
Total Investments		$234,757
Other Assets and Liabilities - (0.01)%		$(21)
TOTAL NET ASSETS - 100.00%		$234,736

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	59.82%
International Equity Funds	31.73%
Fixed Income Funds	6.09%
Specialty Funds	2.37%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2060 Fund
July 31, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases(c)	Purchases(c)	Sales(c)	Sales(c)	July 31, 2017	July 31, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund(a)	—	$—	418,556	$7,294	418,556	$7,296	— $	—
Blue Chip Fund(b)	—	—	434,066	7,616	1,917	37	432,149	7,579
Bond Market Index Fund(a)	214,431	2,390	127,697	1,396	28,248	308	313,880	3,478
Core Plus Bond Fund(a)	413,655	4,512	217,997	2,365	51,628	560	580,024	6,317
Diversified International Fund(a)	1,505,996	17,343	968,670	11,849	252,017	2,904	2,222,649	26,287
Diversified Real Asset Fund(a)	340,466	3,951	168,044	1,862	508,510	5,813	—	—
Diversified Real Asset Fund(b)	—	—	485,748	5,568	2,251	25	483,497	5,543
Equity Income Fund(a)	—	—	293,811	8,219	14,228	414	279,583	7,805
Global Opportunities Fund(a)	573,743	7,054	237,780	2,845	811,523	10,247	—	—
Global Real Estate Securities Fund(a)	850,771	7,678	9,986	86	860,757	7,561	—	—
High Yield Fund I(a)	330,004	3,302	154,001	1,525	39,032	387	444,973	4,440
International Emerging Markets	—	—	137,063	3,329	538	14	136,525	3,315
Fund(b)
International Emerging Markets	109,427	2,630	33,929	788	143,356	3,417	—	—
Fund(a)
International Small Company Fund(a)	—	—	608,787	6,117	608,787	6,119	—	—
International Small Company Fund(b)	—	—	823,769	8,720	63,341	735	760,428	8,011
LargeCap Growth Fund(a)	345,532	3,883	—	—	345,532	3,397	—	—
LargeCap Growth Fund I(b)	—	—	2,045,861	25,633	195,502	2,724	1,850,359	22,952
LargeCap Growth Fund I(a)	1,670,718	20,806	609,309	7,614	2,280,027	28,422	—	—
LargeCap S&P 500 Index Fund(a)	1,318,503	18,902	582,446	9,443	208,895	3,386	1,692,054	24,960
LargeCap Value Fund(a)	945,576	11,753	234,912	2,865	509,916	6,126	670,572	8,445
LargeCap Value Fund III(a)	756,762	11,418	353,790	5,676	98,463	1,566	1,012,089	15,528
MidCap Growth Fund III(a)	857,457	9,028	406,836	4,409	107,490	1,136	1,156,803	12,301
MidCap Value Fund III(a)	460,490	8,754	183,959	3,759	644,449	12,513	—	—
MidCap Value Fund III(b)	—	—	628,024	12,273	2,796	59	625,228	12,214
Origin Emerging Markets Fund(b)	—	—	308,046	3,115	1,338	14	306,708	3,101
Origin Emerging Markets Fund(a)	238,692	2,409	84,416	772	323,108	3,178	—	—
Overseas Fund(a)	1,734,236	17,823	1,153,476	11,899	271,646	2,652	2,616,066	27,068
Real Estate Securities Fund(b)	—	—	232,986	5,331	1,092	26	231,894	5,305
Real Estate Securities Fund(a)	—	—	234,940	5,373	234,940	5,373	—	—
SmallCap Growth Fund I(b)	—	—	418,878	5,124	4,979	66	413,899	5,058
SmallCap Growth Fund I(a)	312,063	3,797	127,237	1,564	439,300	5,361	—	—
SmallCap Value Fund II(b)	—	—	420,352	5,360	1,857	24	418,495	5,336
SmallCap Value Fund II(a)	299,158	3,774	129,149	1,694	428,307	5,468	—	—
		$161,207		$181,483		$127,328		$215,043

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund(a)		$38			$2			$14
Blue Chip Fund(b)		—			—			—
Bond Market Index Fund(a)		44			—			—
Core Plus Bond Fund(a)		119			—			—
Diversified International Fund(a)		291			(1)			—
Diversified Real Asset Fund(a)		102			—			—
Diversified Real Asset Fund(b)		—			—			—
Equity Income Fund(a)		105			—			99
Global Opportunities Fund(a)		123			348			—
Global Real Estate Securities Fund(a)		56			(203)			7
High Yield Fund I(a)		149			—			—
International Emerging Markets Fund(b)		—			—			—
International Emerging Markets Fund(a)		34			(1)			—
International Small Company Fund(a)		11			2			—
International Small Company Fund(b)		—			26			—
LargeCap Growth Fund(a)		—			(486)			—
LargeCap Growth Fund I(b)		—			43			—
LargeCap Growth Fund I(a)		17			2			860
LargeCap S&P 500 Index Fund(a)		426			1			272
LargeCap Value Fund(a)		160			(47)			151
LargeCap Value Fund III(a)		248			—			316
MidCap Growth Fund III(a)		—			—			25
MidCap Value Fund III(a)		135			—			37
MidCap Value Fund III(b)		—			—			—
Origin Emerging Markets Fund(b)		—			—			—
Origin Emerging Markets Fund(a)		18			(3)			—
Overseas Fund(a)		341			(2)			—
Real Estate Securities Fund(b)		—			—			—
Real Estate Securities Fund(a)		46			—			72
SmallCap Growth Fund I(b)		—			—			—
SmallCap Growth Fund I(a)		—			—			117
SmallCap Value Fund II(b)		—			—			—
SmallCap Value Fund II(a)		37			—			211

See accompanying notes

	Schedule of Investments
	Principal LifeTime 2060 Fund
	July 31, 2017 (unaudited)

	Realized Gain/Loss		Realized Gain from
Income	on Investments		Capital Gain Distributions
	$2,500	$(319)	$2,181

Amounts in thousands except shares

(a)	Institutional Class
(b)	Class R-6
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes

		Schedule of Investments
		Principal LifeTime Hybrid 2015 Fund
		July 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.04%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 20.09%
Diversified Real Asset Fund (a)	66,390	$764
Global Diversified Income Fund (a)	172,017	2,410
International Small Company Fund (a)	49,738	601
MidCap S&P 400 Index Fund (a)	80,653	1,704
SmallCap S&P 600 Index Fund (a)	25,855	685
		$6,164
Principal Funds, Inc. Institutional Class - 79.95%
Bond Market Index Fund (a)	862,907	9,587
Diversified International Fund (a)	304,514	4,029
Inflation Protection Fund (a)	169,408	1,450
LargeCap S&P 500 Index Fund (a)	361,382	6,205
Short-Term Income Fund (a)	266,727	3,259
		$24,530
TOTAL INVESTMENT COMPANIES		$30,694
Total Investments		$30,694
Other Assets and Liabilities - (0.04)%		$(13)
TOTAL NET ASSETS - 100.00%		$30,681

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	46.60%
Domestic Equity Funds	28.00%
International Equity Funds	15.09%
Specialty Funds	10.35%
Other Assets and Liabilities	(0.04)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
July 31, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases(c)	Purchases(c)	Sales(c)	Sales(c)	July 31, 2017	July 31, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund(a)	341,824	$3,795	730,670	$8,018	209,587	$2,295	862,907	$9,514
Diversified International Fund(a)	111,140	1,271	257,867	3,062	64,493	760	304,514	3,575
Diversified Real Asset Fund(b)	—	—	68,803	762	2,413	27	66,390	735
Diversified Real Asset Fund(a)	27,730	309	46,961	517	74,691	826	—	—
Global Diversified Income Fund(a)	70,824	959	120,828	1,648	191,652	2,607	—	—
Global Diversified Income Fund(b)	—	—	178,293	2,428	6,276	87	172,017	2,341
Inflation Protection Fund(a)	94,122	793	157,589	1,345	82,303	700	169,408	1,437
International Emerging Markets	3,036	66	2,590	55	5,626	125	—	—
Fund(a)
International Small Company Fund(b)	—	—	51,329	528	1,591	19	49,738	509
International Small Company Fund(a)	20,346	199	32,244	330	52,590	530	—	—
LargeCap S&P 500 Index Fund(a)	177,780	2,628	318,516	5,119	134,914	2,195	361,382	5,576
MidCap S&P 400 Index Fund(b)	—	—	87,927	1,750	7,274	153	80,653	1,598
MidCap S&P 400 Index Fund(a)	39,033	744	61,467	1,256	100,500	2,005	—	—
Origin Emerging Markets Fund(a)	7,497	67	6,551	54	14,048	121	—	—
Short-Term Income Fund(a)	78,912	961	245,921	2,993	58,106	706	266,727	3,248
SmallCap S&P 600 Index Fund(a)	12,911	305	19,452	505	32,363	812	—	—
SmallCap S&P 600 Index Fund(b)	—	—	28,050	700	2,195	58	25,855	642
		$12,097		$31,070		$14,026		$29,175

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund(a)		$84			$(4)			$—
Diversified International Fund(a)		30			2			—
Diversified Real Asset Fund(b)		—			—			—
Diversified Real Asset Fund(a)		11			—			—
Global Diversified Income Fund(a)		57			—			—
Global Diversified Income Fund(b)		18			—			—
Inflation Protection Fund(a)		10			(1)			—
International Emerging Markets Fund(a)		1			4			—
International Small Company Fund(b)		—			—			—
International Small Company Fund(a)		1			1			—
LargeCap S&P 500 Index Fund(a)		68			24			46
MidCap S&P 400 Index Fund(b)		—			1			—
MidCap S&P 400 Index Fund(a)		14			5			52
Origin Emerging Markets Fund(a)		1			—			—
Short-Term Income Fund(a)		33			—			—
SmallCap S&P 600 Index Fund(a)		6			2			23
SmallCap S&P 600 Index Fund(b)		—			—			—
		$334			$34			$121
Amounts in thousands except shares

(a)	Institutional Class
(b)	Class R-6
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes

		Schedule of Investments
		Principal LifeTime Hybrid 2020 Fund
		July 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 22.00%
Diversified Real Asset Fund (a)	238,334	$2,743
Global Diversified Income Fund (a)	550,933	7,719
International Small Company Fund (a)	209,228	2,525
MidCap S&P 400 Index Fund (a)	350,729	7,411
Real Estate Securities Fund (a)	49,793	1,173
SmallCap S&P 600 Index Fund (a)	109,830	2,910
		$24,481
Principal Funds, Inc. Institutional Class - 78.01%
Bond Market Index Fund (a)	2,846,852	31,629
Diversified International Fund (a)	1,349,968	17,860
Inflation Protection Fund (a)	449,647	3,849
LargeCap S&P 500 Index Fund (a)	1,568,623	26,933
Short-Term Income Fund (a)	533,396	6,518
		$86,789
TOTAL INVESTMENT COMPANIES		$111,270
Total Investments		$111,270
Other Assets and Liabilities - (0.01)%		$(11)
TOTAL NET ASSETS - 100.00%		$111,259

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	37.75%
Domestic Equity Funds	34.53%
International Equity Funds	18.32%
Specialty Funds	9.41%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
July 31, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases(c)	Purchases(c)	Sales(c)	Sales(c)	July 31, 2017	July 31, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund(a)	1,101,105	$12,241	1,935,837	$21,276	190,090	$2,086	2,846,852	$31,432
Diversified International Fund(a)	472,964	5,388	955,141	11,434	78,137	921	1,349,968	15,903
Diversified Real Asset Fund(b)	—	—	240,244	2,650	1,910	22	238,334	2,628
Diversified Real Asset Fund(a)	98,631	1,085	146,198	1,614	244,829	2,699	—	—
Global Diversified Income Fund(a)	219,387	2,965	341,507	4,674	560,894	7,639	—	—
Global Diversified Income Fund(b)	—	—	555,375	7,568	4,442	62	550,933	7,506
Global Real Estate Securities Fund(a)	92,967	864	62,896	538	155,863	1,357	—	—
Inflation Protection Fund(a)	198,844	1,675	292,978	2,504	42,175	360	449,647	3,819
International Emerging Markets	12,847	278	7,434	158	20,281	452	—	—
Fund(a)
International Small Company Fund(b)	—	—	210,691	2,176	1,463	17	209,228	2,159
International Small Company Fund(a)	83,515	816	112,992	1,182	196,507	1,998	—	—
LargeCap S&P 500 Index Fund(a)	755,705	11,184	1,089,843	17,603	276,925	4,513	1,568,623	24,283
MidCap S&P 400 Index Fund(b)	—	—	370,092	7,365	19,363	405	350,729	6,960
MidCap S&P 400 Index Fund(a)	166,178	3,162	231,066	4,743	397,244	7,908	—	—
Origin Emerging Markets Fund(a)	31,752	282	18,696	156	50,448	436	—	—
Real Estate Securities Fund(a)	—	—	50,144	1,151	50,144	1,151	—	—
Real Estate Securities Fund(b)	—	—	50,279	1,155	486	11	49,793	1,144
Short-Term Income Fund(a)	158,432	1,930	408,034	4,968	33,070	403	533,396	6,495
SmallCap S&P 600 Index Fund(a)	54,256	1,278	72,377	1,880	126,633	3,156	—	—
SmallCap S&P 600 Index Fund(b)	—	—	116,501	2,898	6,671	173	109,830	2,724
		$43,148		$97,693		$35,769		$105,053

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund(a)		$284			$1			$—
Diversified International Fund(a)		121			2			—
Diversified Real Asset Fund(b)		—			—			—
Diversified Real Asset Fund(a)		38			—			—
Global Diversified Income Fund(a)		169			—			—
Global Diversified Income Fund(b)		58			—			—
Global Real Estate Securities Fund(a)		26			(45)			3
Inflation Protection Fund(a)		20			—			—
International Emerging Markets Fund(a)		5			16			—
International Small Company Fund(b)		—			—			—
International Small Company Fund(a)		3			—			—
LargeCap S&P 500 Index Fund(a)		304			9			195
MidCap S&P 400 Index Fund(b)		—			—			—
MidCap S&P 400 Index Fund(a)		64			3			217
Origin Emerging Markets Fund(a)		3			(2)			—
Real Estate Securities Fund(a)		6			—			—
Real Estate Securities Fund(b)		—			—			—
Short-Term Income Fund(a)		64			—			—
SmallCap S&P 600 Index Fund(a)		27			(2)			95
SmallCap S&P 600 Index Fund(b)		—			(1)			—
		$1,192			$(19)			$510
Amounts in thousands except shares

(a)	Institutional Class
(b)	Class R-6
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes

		Schedule of Investments
		Principal LifeTime Hybrid 2025 Fund
		July 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 23.15%
Diversified Real Asset Fund (a)	158,204	$1,821
Global Diversified Income Fund (a)	309,200	4,332
International Small Company Fund (a)	161,250	1,946
MidCap S&P 400 Index Fund (a)	270,473	5,715
Real Estate Securities Fund (a)	42,167	993
SmallCap S&P 600 Index Fund (a)	86,097	2,281
		$17,088
Principal Funds, Inc. Institutional Class - 76.87%
Bond Market Index Fund (a)	1,724,604	19,161
Diversified International Fund (a)	1,037,195	13,722
Inflation Protection Fund (a)	211,711	1,812
LargeCap S&P 500 Index Fund (a)	1,212,728	20,823
Short-Term Income Fund (a)	99,444	1,215
		$56,733
TOTAL INVESTMENT COMPANIES		$73,821
Total Investments		$73,821
Other Assets and Liabilities - (0.02)%		$(13)
TOTAL NET ASSETS - 100.00%		$73,808

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	40.38%
Fixed Income Funds	30.07%
International Equity Funds	21.23%
Specialty Funds	8.34%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
July 31, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases(c)	Purchases(c)	Sales(c)	Sales(c)	July 31, 2017	July 31, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund(a)	300,818	$3,354	1,505,873	$16,558	82,087	$899	1,724,604	$19,013
Diversified International Fund(a)	160,498	1,821	919,655	11,116	42,958	511	1,037,195	12,427
Diversified Real Asset Fund(b)	—	—	158,845	1,766	641	8	158,204	1,758
Diversified Real Asset Fund(a)	29,152	325	123,650	1,371	152,802	1,696	—	—
Global Diversified Income Fund(a)	55,246	747	241,014	3,310	296,260	4,057	—	—
Global Diversified Income Fund(b)	—	—	310,436	4,254	1,236	17	309,200	4,237
Global Real Estate Securities Fund(a)	39,935	370	57,161	490	97,096	846	—	—
Inflation Protection Fund(a)	45,835	390	187,866	1,606	21,990	189	211,711	1,807
International Emerging Markets	4,355	94	5,486	117	9,841	220	—	—
Fund(a)
International Small Company Fund(b)	—	—	161,829	1,720	579	7	161,250	1,713
International Small Company Fund(a)	29,172	286	113,312	1,203	142,484	1,489	—	—
LargeCap S&P 500 Index Fund(a)	256,825	3,793	1,107,637	18,063	151,734	2,502	1,212,728	19,355
MidCap S&P 400 Index Fund(b)	—	—	286,827	5,831	16,354	342	270,473	5,489
MidCap S&P 400 Index Fund(a)	55,983	1,059	222,688	4,595	278,671	5,654	—	—
Origin Emerging Markets Fund(a)	10,750	95	13,881	116	24,631	214	—	—
Real Estate Securities Fund(a)	—	—	40,340	929	40,340	929	—	—
Real Estate Securities Fund(b)	—	—	42,334	976	167	4	42,167	972
Short-Term Income Fund(a)	—	—	103,325	1,258	3,881	47	99,444	1,211
SmallCap S&P 600 Index Fund(a)	18,401	425	70,781	1,842	89,182	2,266	—	—
SmallCap S&P 600 Index Fund(b)	—	—	90,602	2,309	4,505	117	86,097	2,192
		$12,759		$79,430		$22,014		$70,174

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund(a)		$101			$—			$—
Diversified International Fund(a)		57			1			—
Diversified Real Asset Fund(b)		—			—			—
Diversified Real Asset Fund(a)		16			—			—
Global Diversified Income Fund(a)		63			—			—
Global Diversified Income Fund(b)		34			—			—
Global Real Estate Securities Fund(a)		16			(14)			2
Inflation Protection Fund(a)		6			—			—
International Emerging Markets Fund(a)		2			9			—
International Small Company Fund(b)		—			—			—
International Small Company Fund(a)		2			—			—
LargeCap S&P 500 Index Fund(a)		133			1			85
MidCap S&P 400 Index Fund(b)		—			—			—
MidCap S&P 400 Index Fund(a)		27			—			93
Origin Emerging Markets Fund(a)		2			3			—
Real Estate Securities Fund(a)		4			—			—
Real Estate Securities Fund(b)		—			—			—
Short-Term Income Fund(a)		8			—			—
SmallCap S&P 600 Index Fund(a)		11			(1)			41
SmallCap S&P 600 Index Fund(b)		—			—			—
		$482			$(1)			$221
Amounts in thousands except shares

(a)	Institutional Class
(b)	Class R-6
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes

		Schedule of Investments
		Principal LifeTime Hybrid 2030 Fund
		July 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 24.66%
Diversified Real Asset Fund (a)	225,052	$2,590
Global Diversified Income Fund (a)	350,110	4,905
International Emerging Markets Fund (a)	18,867	519
International Small Company Fund (a)	257,837	3,112
MidCap S&P 400 Index Fund (a)	441,793	9,335
Origin Emerging Markets Fund (a)	46,823	516
Real Estate Securities Fund (a)	71,145	1,676
SmallCap S&P 600 Index Fund (a)	140,643	3,726
		$26,379
Principal Funds, Inc. Institutional Class - 75.35%
Bond Market Index Fund (a)	2,037,195	22,633
Diversified International Fund (a)	1,628,514	21,545
Inflation Protection Fund (a)	249,091	2,132
LargeCap S&P 500 Index Fund (a)	1,974,353	33,900
Short-Term Income Fund (a)	31,152	381
		$80,591
TOTAL INVESTMENT COMPANIES		$106,970
Total Investments		$106,970
Other Assets and Liabilities - (0.01)%		$(15)
TOTAL NET ASSETS - 100.00%		$106,955

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	45.48%
International Equity Funds	24.01%
Fixed Income Funds	23.51%
Specialty Funds	7.01%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
July 31, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases(c)	Purchases(c)	Sales(c)	Sales(c)	July 31, 2017	July 31, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund(a)	849,915	$9,468	1,299,206	$14,284	111,926	$1,225	2,037,195	$22,526
Diversified International Fund(a)	637,999	7,271	1,068,684	12,960	78,169	925	1,628,514	19,307
Diversified Real Asset Fund(a)	103,491	1,142	124,634	1,381	228,125	2,523	—	—
Diversified Real Asset Fund(b)	—	—	227,582	2,519	2,530	28	225,052	2,491
Global Diversified Income Fund(b)	—	—	354,002	4,835	3,892	54	350,110	4,781
Global Diversified Income Fund(a)	153,487	2,078	198,190	2,723	351,677	4,801	—	—
Global Real Estate Securities Fund(a)	165,657	1,547	66,658	571	232,315	2,024	—	—
Inflation Protection Fund(a)	120,178	1,015	142,759	1,220	13,846	118	249,091	2,117
International Emerging Markets	—	—	23,013	511	4,146	108	18,867	407
Fund(b)
International Emerging Markets	17,867	387	12,346	284	30,213	670	—	—
Fund(a)
International Small Company Fund(b)	—	—	260,311	2,722	2,474	29	257,837	2,693
International Small Company Fund(a)	113,065	1,111	121,999	1,304	235,064	2,415	—	—
LargeCap S&P 500 Index Fund(a)	1,018,933	15,138	1,224,248	19,981	268,828	4,415	1,974,353	30,713
MidCap S&P 400 Index Fund(b)	—	—	466,399	9,294	24,606	515	441,793	8,779
MidCap S&P 400 Index Fund(a)	223,611	4,272	258,963	5,339	482,574	9,612	—	—
Origin Emerging Markets Fund(b)	—	—	56,473	513	9,650	100	46,823	416
Origin Emerging Markets Fund(a)	44,162	392	30,964	281	75,126	671	—	—
Real Estate Securities Fund(a)	—	—	70,625	1,619	70,625	1,619	—	—
Real Estate Securities Fund(b)	—	—	71,954	1,651	809	19	71,145	1,632
Short-Term Income Fund(a)	—	—	32,453	395	1,301	16	31,152	379
SmallCap S&P 600 Index Fund(a)	73,721	1,744	82,397	2,141	156,118	3,882	—	—
SmallCap S&P 600 Index Fund(b)	—	—	147,879	3,674	7,236	189	140,643	3,485
		$45,565		$90,202		$35,958		$99,726

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund(a)		$193			$(1)			$—
Diversified International Fund(a)		142			1			—
Diversified Real Asset Fund(a)		35			—			—
Diversified Real Asset Fund(b)		—			—			—
Global Diversified Income Fund(b)		37			—			—
Global Diversified Income Fund(a)		103			—			—
Global Real Estate Securities Fund(a)		40			(94)			5
Inflation Protection Fund(a)		11			—			—
International Emerging Markets Fund(b)		—			4			—
International Emerging Markets Fund(a)		6			(1)			—
International Small Company Fund(b)		—			—			—
International Small Company Fund(a)		4			—			—
LargeCap S&P 500 Index Fund(a)		363			9			234
MidCap S&P 400 Index Fund(b)		—			—			—
MidCap S&P 400 Index Fund(a)		76			1			262
Origin Emerging Markets Fund(b)		—			3			—
Origin Emerging Markets Fund(a)		4			(2)			—
Real Estate Securities Fund(a)		9			—			—
Real Estate Securities Fund(b)		—			—			—
Short-Term Income Fund(a)		3			—			—
SmallCap S&P 600 Index Fund(a)		32			(3)			116
SmallCap S&P 600 Index Fund(b)		—			—			—
		$1,058			$(83)			$617
Amounts in thousands except shares

(a)	Institutional Class
(b)	Class R-6
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes

		Schedule of Investments
		Principal LifeTime Hybrid 2035 Fund
		July 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 23.11%
Diversified Real Asset Fund (a)	121,041	$1,393
International Emerging Markets Fund (a)	24,210	666
International Small Company Fund (a)	145,957	1,762
MidCap S&P 400 Index Fund (a)	258,998	5,473
Origin Emerging Markets Fund (a)	60,084	661
Real Estate Securities Fund (a)	44,447	1,047
SmallCap S&P 600 Index Fund (a)	82,284	2,180
		$13,182
Principal Funds, Inc. Institutional Class - 76.91%
Bond Market Index Fund (a)	915,453	10,171
Diversified International Fund (a)	899,606	11,902
High Yield Fund I (a)	198,992	1,992
LargeCap S&P 500 Index Fund (a)	1,153,300	19,802
		$43,867
TOTAL INVESTMENT COMPANIES		$57,049
Total Investments		$57,049
Other Assets and Liabilities - (0.02)%		$(13)
TOTAL NET ASSETS - 100.00%		$57,036

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	49.97%
International Equity Funds	26.29%
Fixed Income Funds	21.32%
Specialty Funds	2.44%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
July 31, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases(c)	Purchases(c)	Sales(c)	Sales(c)	July 31, 2017	July 31, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund(a)	155,298	$1,730	811,590	$8,934	51,435	$563	915,453	$10,101
Diversified International Fund(a)	147,393	1,683	797,712	9,644	45,499	536	899,606	10,793
Diversified Real Asset Fund(a)	22,378	252	97,131	1,077	119,509	1,329	—	—
Diversified Real Asset Fund(b)	—	—	122,162	1,360	1,121	13	121,041	1,347
Global Real Estate Securities Fund(a)	41,158	382	57,516	493	98,674	860	—	—
High Yield Fund I(a)	20,734	200	187,370	1,858	9,112	90	198,992	1,968
Inflation Protection Fund(a)	16,997	144	21,676	185	38,673	330	—	—
International Emerging Markets	—	—	24,412	574	202	5	24,210	569
Fund(b)
International Emerging Markets	5,223	115	18,160	426	23,383	541	—	—
Fund(a)
International Small Company Fund(b)	—	—	147,199	1,571	1,242	15	145,957	1,556
International Small Company Fund(a)	26,435	260	104,559	1,115	130,994	1,375	—	—
LargeCap S&P 500 Index Fund(a)	240,143	3,559	1,053,360	17,205	140,203	2,309	1,153,300	18,462
MidCap S&P 400 Index Fund(b)	—	—	273,170	5,568	14,172	297	258,998	5,271
MidCap S&P 400 Index Fund(a)	52,539	1,002	216,203	4,466	268,742	5,470	—	—
Origin Emerging Markets Fund(b)	—	—	60,586	569	502	6	60,084	563
Origin Emerging Markets Fund(a)	12,331	111	44,975	418	57,306	529	—	—
Real Estate Securities Fund(a)	—	—	42,770	986	42,770	986	—	—
Real Estate Securities Fund(b)	—	—	44,862	1,036	415	10	44,447	1,026
SmallCap S&P 600 Index Fund(a)	17,306	406	68,882	1,792	86,188	2,199	—	—
SmallCap S&P 600 Index Fund(b)	—	—	86,919	2,220	4,635	121	82,284	2,099
		$9,844		$61,497		$17,584		$53,755

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund(a)		$54			$—			$—
Diversified International Fund(a)		53			2			—
Diversified Real Asset Fund(a)		12			—			—
Diversified Real Asset Fund(b)		—			—			—
Global Real Estate Securities Fund(a)		16			(15)			2
High Yield Fund I(a)		38			—			—
Inflation Protection Fund(a)		2			1			—
International Emerging Markets Fund(b)		—			—			—
International Emerging Markets Fund(a)		3			—			—
International Small Company Fund(b)		—			—			—
International Small Company Fund(a)		1			—			—
LargeCap S&P 500 Index Fund(a)		129			7			83
MidCap S&P 400 Index Fund(b)		—			—			—
MidCap S&P 400 Index Fund(a)		27			2			91
Origin Emerging Markets Fund(b)		—			—			—
Origin Emerging Markets Fund(a)		2			—			—
Real Estate Securities Fund(a)		5			—			—
Real Estate Securities Fund(b)		—			—			—
SmallCap S&P 600 Index Fund(a)		11			1			40
SmallCap S&P 600 Index Fund(b)		—			—			—
		$353			$(2)			$216
Amounts in thousands except shares

(a)	Institutional Class
(b)	Class R-6
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes

		Schedule of Investments
		Principal LifeTime Hybrid 2040 Fund
		July 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 24.42%
Diversified Real Asset Fund (a)	149,426	$1,720
International Emerging Markets Fund (a)	31,685	872
International Small Company Fund (a)	194,555	2,348
MidCap S&P 400 Index Fund (a)	341,688	7,220
Origin Emerging Markets Fund (a)	78,612	866
Real Estate Securities Fund (a)	61,335	1,445
SmallCap S&P 600 Index Fund (a)	110,690	2,932
		$17,403
Principal Funds, Inc. Institutional Class - 75.60%
Bond Market Index Fund (a)	853,370	9,481
Diversified International Fund (a)	1,201,678	15,898
High Yield Fund I (a)	208,103	2,083
LargeCap S&P 500 Index Fund (a)	1,539,327	26,431
		$53,893
TOTAL INVESTMENT COMPANIES		$71,296
Total Investments		$71,296
Other Assets and Liabilities - (0.02)%		$(12)
TOTAL NET ASSETS - 100.00%		$71,284

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	53.35%
International Equity Funds	28.04%
Fixed Income Funds	16.22%
Specialty Funds	2.41%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
July 31, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases(c)	Purchases(c)	Sales(c)	Sales(c)	July 31, 2017	July 31, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund(a)	275,330	$3,069	618,960	$6,817	40,920	$447	853,370	$9,439
Diversified International Fund(a)	377,247	4,309	876,023	10,693	51,592	599	1,201,678	14,404
Diversified Real Asset Fund(a)	53,626	592	95,012	1,054	148,638	1,646	—	—
Diversified Real Asset Fund(b)	—	—	149,750	1,660	324	3	149,426	1,657
Global Real Estate Securities Fund(a)	111,091	1,040	47,972	411	159,063	1,387	—	—
High Yield Fund I(a)	49,898	481	166,637	1,652	8,432	83	208,103	2,050
Inflation Protection Fund(a)	27,102	229	10,419	89	37,521	321	—	—
International Emerging Markets	—	—	31,747	734	62	2	31,685	732
Fund(b)
International Emerging Markets	13,264	288	18,152	432	31,416	720	—	—
Fund(a)
International Small Company Fund(b)	—	—	194,949	2,071	394	5	194,555	2,066
International Small Company Fund(a)	67,057	657	105,811	1,146	172,868	1,803	—	—
LargeCap S&P 500 Index Fund(a)	614,949	9,150	1,099,465	18,068	175,087	2,882	1,539,327	24,347
MidCap S&P 400 Index Fund(b)	—	—	360,258	7,256	18,570	389	341,688	6,867
MidCap S&P 400 Index Fund(a)	134,724	2,582	227,744	4,710	362,468	7,295	—	—
Origin Emerging Markets Fund(b)	—	—	78,768	733	156	2	78,612	731
Origin Emerging Markets Fund(a)	32,796	292	45,519	430	78,315	722	—	—
Real Estate Securities Fund(a)	—	—	59,515	1,370	59,515	1,370	—	—
Real Estate Securities Fund(b)	—	—	61,472	1,416	137	3	61,335	1,413
SmallCap S&P 600 Index Fund(a)	44,404	1,055	73,333	1,905	117,737	2,960	—	—
SmallCap S&P 600 Index Fund(b)	—	—	115,752	2,910	5,062	132	110,690	2,778
		$23,744		$65,557		$22,771		$66,484

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund(a)		$64			$—			$—
Diversified International Fund(a)		85			1			—
Diversified Real Asset Fund(a)		18			—			—
Diversified Real Asset Fund(b)		—			—			—
Global Real Estate Securities Fund(a)		27			(64)			3
High Yield Fund I(a)		44			—			—
Inflation Protection Fund(a)		2			3			—
International Emerging Markets Fund(b)		—			—			—
International Emerging Markets Fund(a)		5			—			—
International Small Company Fund(b)		—			—			—
International Small Company Fund(a)		2			—			—
LargeCap S&P 500 Index Fund(a)		223			11			142
MidCap S&P 400 Index Fund(b)		—			—			—
MidCap S&P 400 Index Fund(a)		47			3			159
Origin Emerging Markets Fund(b)		—			—			—
Origin Emerging Markets Fund(a)		3			—			—
Real Estate Securities Fund(a)		6			—			—
Real Estate Securities Fund(b)		—			—			—
SmallCap S&P 600 Index Fund(a)		20			—			71
SmallCap S&P 600 Index Fund(b)		—			—			—
		$546			$(46)			$375
Amounts in thousands except shares

(a)	Institutional Class
(b)	Class R-6
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes

		Schedule of Investments
		Principal LifeTime Hybrid 2045 Fund
		July 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 25.54%
Diversified Real Asset Fund (a)	72,777	$838
International Emerging Markets Fund (a)	15,200	418
International Small Company Fund (a)	99,241	1,198
MidCap S&P 400 Index Fund (a)	174,902	3,696
Origin Emerging Markets Fund (a)	37,716	415
Real Estate Securities Fund (a)	33,681	793
SmallCap S&P 600 Index Fund (a)	55,457	1,469
		$8,827
Principal Funds, Inc. Institutional Class - 74.49%
Bond Market Index Fund (a)	318,531	3,539
Diversified International Fund (a)	611,308	8,088
High Yield Fund I (a)	66,675	667
LargeCap S&P 500 Index Fund (a)	783,508	13,453
		$25,747
TOTAL INVESTMENT COMPANIES		$34,574
Total Investments		$34,574
Other Assets and Liabilities - (0.03)%		$(12)
TOTAL NET ASSETS - 100.00%		$34,562

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56.16%
International Equity Funds	29.28%
Fixed Income Funds	12.17%
Specialty Funds	2.42%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
July 31, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases(c)	Purchases(c)	Sales(c)	Sales(c)	July 31, 2017	July 31, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund(a)	54,826	$614	280,709	$3,086	17,004	$187	318,531	$3,513
Diversified International Fund(a)	103,951	1,191	535,919	6,491	28,562	341	611,308	7,341
Diversified Real Asset Fund(a)	14,137	159	55,622	617	69,759	776	—	—
Diversified Real Asset Fund(b)	—	—	72,971	813	194	2	72,777	811
Global Real Estate Securities Fund(a)	32,503	306	38,935	334	71,438	623	—	—
High Yield Fund I(a)	13,115	127	57,080	565	3,520	35	66,675	657
International Emerging Markets	3,569	79	11,056	259	14,625	338	—	—
Fund(a)
International Emerging Markets	—	—	15,235	359	35	1	15,200	358
Fund(b)
International Small Company Fund(a)	18,623	183	66,837	712	85,460	895	—	—
International Small Company Fund(b)	—	—	99,471	1,062	230	3	99,241	1,059
LargeCap S&P 500 Index Fund(a)	169,403	2,534	704,077	11,506	89,972	1,492	783,508	12,549
MidCap S&P 400 Index Fund(a)	37,018	714	139,443	2,878	176,461	3,593	—	—
MidCap S&P 400 Index Fund(b)	—	—	184,348	3,760	9,446	198	174,902	3,562
Origin Emerging Markets Fund(b)	—	—	37,804	355	88	2	37,716	353
Origin Emerging Markets Fund(a)	8,828	80	27,862	258	36,690	338	—	—
Real Estate Securities Fund(b)	—	—	33,772	779	91	2	33,681	777
Real Estate Securities Fund(a)	—	—	31,942	736	31,942	736	—	—
SmallCap S&P 600 Index Fund(a)	12,102	286	44,175	1,149	56,277	1,435	—	—
SmallCap S&P 600 Index Fund(b)	—	—	58,783	1,503	3,326	87	55,457	1,416
		$6,273		$37,222		$11,084		$32,396

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund(a)		$17			$—			$—
Diversified International Fund(a)		32			—			—
Diversified Real Asset Fund(a)		6			—			—
Diversified Real Asset Fund(b)		—			—			—
Global Real Estate Securities Fund(a)		11			(17)			1
High Yield Fund I(a)		14			—			—
International Emerging Markets Fund(a)		2			—			—
International Emerging Markets Fund(b)		—			—			—
International Small Company Fund(a)		1			—			—
International Small Company Fund(b)		—			—			—
LargeCap S&P 500 Index Fund(a)		81			1			52
MidCap S&P 400 Index Fund(a)		17			1			57
MidCap S&P 400 Index Fund(b)		—			—			—
Origin Emerging Markets Fund(b)		—			—			—
Origin Emerging Markets Fund(a)		1			—			—
Real Estate Securities Fund(b)		—			—			—
Real Estate Securities Fund(a)		3			—			—
SmallCap S&P 600 Index Fund(a)		7			—			25
SmallCap S&P 600 Index Fund(b)		—			—			—
		$192			$(15)			$135
Amounts in thousands except shares

(a)	Institutional Class
(b)	Class R-6
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes

		Schedule of Investments
		Principal LifeTime Hybrid 2050 Fund
		July 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.04%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 26.19%
Diversified Real Asset Fund (a)	68,110	$784
International Emerging Markets Fund (a)	14,582	401
International Small Company Fund (a)	97,904	1,182
MidCap S&P 400 Index Fund (a)	172,201	3,639
Origin Emerging Markets Fund (a)	36,194	398
Real Estate Securities Fund (a)	33,057	779
SmallCap S&P 600 Index Fund (a)	55,349	1,466
		$8,649
Principal Funds, Inc. Institutional Class - 73.85%
Bond Market Index Fund (a)	211,324	2,348
Diversified International Fund (a)	611,134	8,085
High Yield Fund I (a)	62,979	631
LargeCap S&P 500 Index Fund (a)	775,961	13,323
		$24,387
TOTAL INVESTMENT COMPANIES		$33,036
Total Investments		$33,036
Other Assets and Liabilities - (0.04)%		$(13)
TOTAL NET ASSETS - 100.00%		$33,023

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	58.17%
International Equity Funds	30.48%
Fixed Income Funds	9.02%
Specialty Funds	2.37%
Other Assets and Liabilities	(0.04)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
July 31, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases(c)	Purchases(c)	Sales(c)	Sales(c)	July 31, 2017	July 31, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund(a)	77,089	$859	139,413	$1,531	5,178	$57	211,324	$2,333
Diversified International Fund(a)	216,923	2,473	407,206	4,935	12,995	155	611,134	7,253
Diversified Real Asset Fund(a)	28,337	313	36,918	409	65,255	722	—	—
Diversified Real Asset Fund(b)	—	—	68,217	756	107	1	68,110	755
Global Real Estate Securities Fund(a)	66,888	623	27,596	237	94,484	822	—	—
High Yield Fund I(a)	26,395	254	38,119	378	1,535	15	62,979	617
International Emerging Markets	7,659	166	7,430	174	15,089	340	—	—
Fund(a)
International Emerging Markets	—	—	14,918	338	336	8	14,582	330
Fund(b)
International Small Company Fund(a)	38,640	378	45,312	484	83,952	862	—	—
International Small Company Fund(b)	—	—	98,041	1,027	137	1	97,904	1,026
LargeCap S&P 500 Index Fund(a)	353,883	5,247	486,321	7,940	64,243	1,070	775,961	12,118
MidCap S&P 400 Index Fund(a)	77,714	1,485	97,954	2,018	175,668	3,504	—	—
MidCap S&P 400 Index Fund(b)	—	—	181,722	3,632	9,521	200	172,201	3,432
Origin Emerging Markets Fund(b)	—	—	37,664	345	1,470	16	36,194	329
Origin Emerging Markets Fund(a)	18,927	168	18,680	173	37,607	341	—	—
Real Estate Securities Fund(b)	—	—	33,109	760	52	1	33,057	759
Real Estate Securities Fund(a)	—	—	31,481	722	31,481	722	—	—
SmallCap S&P 600 Index Fund(a)	25,452	604	31,298	813	56,750	1,417	—	—
SmallCap S&P 600 Index Fund(b)	—	—	57,988	1,449	2,639	69	55,349	1,380
		$12,570		$28,121		$10,323		$30,332

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund(a)		$18			$—			$—
Diversified International Fund(a)		48			—			—
Diversified Real Asset Fund(a)		9			—			—
Diversified Real Asset Fund(b)		—			—			—
Global Real Estate Securities Fund(a)		16			(38)			2
High Yield Fund I(a)		16			—			—
International Emerging Markets Fund(a)		3			—			—
International Emerging Markets Fund(b)		—			—			—
International Small Company Fund(a)		1			—			—
International Small Company Fund(b)		—			—			—
LargeCap S&P 500 Index Fund(a)		127			1			81
MidCap S&P 400 Index Fund(a)		26			1			91
MidCap S&P 400 Index Fund(b)		—			—			—
Origin Emerging Markets Fund(b)		—			—			—
Origin Emerging Markets Fund(a)		2			—			—
Real Estate Securities Fund(b)		—			—			—
Real Estate Securities Fund(a)		4			—			—
SmallCap S&P 600 Index Fund(a)		11			—			40
SmallCap S&P 600 Index Fund(b)		—			—			—
		$281			$(36)			$214
Amounts in thousands except shares

(a)	Institutional Class
(b)	Class R-6
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes

		Schedule of Investments
		Principal LifeTime Hybrid 2055 Fund
		July 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.13%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 26.81%
Diversified Real Asset Fund (a)	18,147	$209
International Emerging Markets Fund (a)	3,818	105
International Small Company Fund (a)	26,745	323
MidCap S&P 400 Index Fund (a)	46,522	983
Origin Emerging Markets Fund (a)	9,469	104
Real Estate Securities Fund (a)	8,673	204
SmallCap S&P 600 Index Fund (a)	14,983	397
		$2,325
Principal Funds, Inc. Institutional Class - 73.32%
Bond Market Index Fund (a)	39,550	439
Diversified International Fund (a)	164,134	2,172
High Yield Fund I (a)	16,677	167
LargeCap S&P 500 Index Fund (a)	208,505	3,580
		$6,358
TOTAL INVESTMENT COMPANIES		$8,683
Total Investments		$8,683
Other Assets and Liabilities - (0.13)%		$(11)
TOTAL NET ASSETS - 100.00%		$8,672

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	59.55%
International Equity Funds	31.17%
Fixed Income Funds	7.00%
Specialty Funds	2.41%
Other Assets and Liabilities	(0.13)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
July 31, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases(c)	Purchases(c)	Sales(c)		Sales(c)	July 31, 2017	July 31, 2017
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund(a)	8,287	$93	32,775	$360	1,512		$16	39,550	$437
Diversified International Fund(a)	34,037	386	135,870	1,657	5,773		67	164,134	1,976
Diversified Real Asset Fund(a)	4,355	48	12,660	141	17,015		189	—	—
Diversified Real Asset Fund(b)	—	—	18,207	202	60		—	18,147	202
Global Real Estate Securities Fund(a)	10,233	96	6,406	55	16,639		144	—	—
High Yield Fund I(a)	4,038	39	13,297	132	658		7	16,677	164
International Emerging Markets	1,185	26	2,515	59	3,700		85	—	—
Fund(a)
International Emerging Markets	—	—	3,895	91	77		2	3,818	89
Fund(b)
International Small Company Fund(a)	6,045	59	16,137	173	22,182		232	—	—
International Small Company Fund(b)	—	—	26,828	286	83		—	26,745	286
LargeCap S&P 500 Index Fund(a)	55,362	826	174,756	2,864	21,613		359	208,505	3,332
MidCap S&P 400 Index Fund(a)	12,094	232	34,001	703	46,095		935	—	—
MidCap S&P 400 Index Fund(b)	—	—	48,882	993	2,360		49	46,522	944
Origin Emerging Markets Fund(b)	—	—	9,745	91	276		3	9,469	88
Origin Emerging Markets Fund(a)	2,934	26	6,340	59	9,274		85	—	—
Real Estate Securities Fund(b)	—	—	8,702	200	29		—	8,673	200
Real Estate Securities Fund(a)	—	—	7,967	183	7,967		183	—	—
SmallCap S&P 600 Index Fund(a)	3,967	93	10,895	283	14,862		376	—	—
SmallCap S&P 600 Index Fund(b)	—	—	15,648	397	665		17	14,983	380
		$1,924		$8,929			$2,749		$8,098

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund(a)		$2			$—	$			—
Diversified International Fund(a)		8			—				—
Diversified Real Asset Fund(a)		2			—				—
Diversified Real Asset Fund(b)		—			—				—
Global Real Estate Securities Fund(a)		3			(7)				—
High Yield Fund I(a)		4			—				—
International Emerging Markets Fund(a)		1			—				—
International Emerging Markets Fund(b)		—			—				—
International Small Company Fund(a)		—			—				—
International Small Company Fund(b)		—			—				—
LargeCap S&P 500 Index Fund(a)		21			1				14
MidCap S&P 400 Index Fund(a)		4			—				16
MidCap S&P 400 Index Fund(b)		—			—				—
Origin Emerging Markets Fund(b)		—			—				—
Origin Emerging Markets Fund(a)		—			—				—
Real Estate Securities Fund(b)		—			—				—
Real Estate Securities Fund(a)		1			—				—
SmallCap S&P 600 Index Fund(a)		2			—				7
SmallCap S&P 600 Index Fund(b)		—			—				—
		$48			$(6)	$			37
Amounts in thousands except shares

(a)	Institutional Class
(b)	Class R-6
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
July 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.74%	Shares Held	Value
Principal Funds, Inc. Class R-6 - 27.07%
Diversified Real Asset Fund (a)	3,197	$36,796
International Emerging Markets Fund (a)	686	18,897
International Small Company Fund (a)	4,810	58,060
MidCap S&P 400 Index Fund (a)	8,418	177,866
Origin Emerging Markets Fund (a)	1,709	18,818
Real Estate Securities Fund (a)	1,522	35,853
SmallCap S&P 600 Index Fund (a)	2,687	71,167
		$417,457
Principal Funds, Inc. Institutional Class - 73.67%
Bond Market Index Fund (a)	5,548	61,641
Diversified International Fund (a)	29,889	395,427
High Yield Fund I (a)	2,954	29,574
LargeCap S&P 500 Index Fund (a)	37,791	648,871
		$1,135,513
TOTAL INVESTMENT COMPANIES		$1,552,970
Total Investments		$1,552,970
Other Assets and Liabilities - (0.74)%		$(11,426)
TOTAL NET ASSETS - 100.00%		$1,541,544

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	60.57%
International Equity Funds	31.86%
Fixed Income Funds	5.92%
Specialty Funds	2.39%
Other Assets and Liabilities	(0.74)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
July 31, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases(c)	Purchases(c)	Sales(c)	Sales(c)	July 31, 2017	July 31, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund(a)	1,799	$19.947	4,550	$49,879	801	$8,796	5,548	$61,037
Diversified International Fund(a)	8,208	91,351	24,383	294,785	2,702	33,358	29,889	352,841
Diversified Real Asset Fund(a)	1,037	11,153	2,265	25,197	3,302	36,351	—	—
Diversified Real Asset Fund(b)	—	—	3,290	36,267	93	1,068	3,197	35,202
Global Real Estate Securities Fund(a)	2,454	22,380	851	7,349	3,305	28,789	—	—
High Yield Fund I(a)	969	9,166	2,290	22,732	305	3,021	2,954	28,877
International Emerging Markets	294	6,158	445	10,452	739	16,613	—	—
Fund(a)
International Emerging Markets	—	—	731	16,555	45	1,189	686	15,385
Fund(b)
International Small Company Fund(a)	1,440	13,840	2,901	30,898	4,341	44,744	—	—
International Small Company Fund(b)	—	—	4,939	51,998	129	1,552	4,810	50,459
LargeCap S&P 500 Index Fund(a)	13,398	194,178	30,619	498,703	6,226	103,736	37,791	589,231
MidCap S&P 400 Index Fund(a)	2,942	54,283	6,186	127,113	9,128	181,390	—	—
MidCap S&P 400 Index Fund(b)	—	—	9,009	179,159	591	12,426	8,418	166,734
Origin Emerging Markets Fund(b)	—	—	1,830	16,585	121	1,289	1,709	15,306
Origin Emerging Markets Fund(a)	726	6,225	1,126	10,414	1,852	16,643	—	—
Real Estate Securities Fund(b)	—	—	1,567	36,015	45	1,068	1,522	34,947
Real Estate Securities Fund(a)	—	—	1,539	35,314	1,539	35,314	—	—
SmallCap S&P 600 Index Fund(a)	967	21,918	1,969	50,904	2,936	72,816	—	—
SmallCap S&P 600 Index Fund(b)	—	—	2,864	71,031	177	4,670	2,687	66,361
		$450,599		$1,571,350		$604,833		$1,416,380

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund(a)		$369			$7			$—
Diversified International Fund(a)		1,657			63			—
Diversified Real Asset Fund(a)		315			1			—
Diversified Real Asset Fund(b)		—			3			—
Global Real Estate Securities Fund(a)		535			(940)			70
High Yield Fund I(a)		728			—			—
International Emerging Markets Fund(a)		95			3			—
International Emerging Markets Fund(b)		—			19			—
International Small Company Fund(a)		44			6			—
International Small Company Fund(b)		—			13			—
LargeCap S&P 500 Index Fund(a)		4,343			86			2,911
MidCap S&P 400 Index Fund(a)		913			(6)			3,255
MidCap S&P 400 Index Fund(b)		—			1			—
Origin Emerging Markets Fund(b)		—			10			—
Origin Emerging Markets Fund(a)		56			4			—
Real Estate Securities Fund(b)		—			—			—
Real Estate Securities Fund(a)		195			—			—
SmallCap S&P 600 Index Fund(a)		392			(6)			1,448
SmallCap S&P 600 Index Fund(b)		—			—			—
		$9,642			$(736)			$7,684

Amounts shown are in dollars and not rounded to the thousands.

(a)	Institutional Class
(b)	Class R-6
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid Income Fund
July 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.06%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 14.67%
Global Diversified Income Fund (a)	152,633	$2,138
International Small Company Fund (a)	18,802	227
MidCap S&P 400 Index Fund (a)	28,662	606
SmallCap S&P 600 Index Fund (a)	8,806	233
		$3,204
Principal Funds, Inc. Institutional Class - 85.39%
Bond Market Index Fund (a)	796,192	8,846
Diversified International Fund (a)	108,692	1,438
Inflation Protection Fund (a)	202,727	1,735
LargeCap S&P 500 Index Fund (a)	128,990	2,215
Short-Term Income Fund (a)	361,812	4,421
		$18,655
TOTAL INVESTMENT COMPANIES		$21,859
Total Investments		$21,859
Other Assets and Liabilities - (0.06)%		$(12)
TOTAL NET ASSETS - 100.00%		$21,847

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	68.67%
Domestic Equity Funds	13.98%
Specialty Funds	9.79%
International Equity Funds	7.62%
Other Assets and Liabilities	(0.06)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid Income Fund
July 31, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases(c)	Purchases(c)	Sales(c)		Sales(c)	July 31, 2017	July 31, 2017
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund(a)	321,323	$3,611	680,572	$7,444	205,703		$2,250	796,192	$8,806
Diversified International Fund(a)	40,485	461	92,362	1,084	24,155		281	108,692	1,265
Global Diversified Income Fund(b)	—	—	153,331	2,090	698		10	152,633	2,080
Global Diversified Income Fund(a)	62,350	849	118,679	1,619	181,029		2,468	—	—
Inflation Protection Fund(a)	121,716	1,039	206,837	1,763	125,826		1,074	202,727	1,730
International Small Company Fund(a)	7,119	70	12,934	132	20,053		203	—	—
International Small Company Fund(b)	—	—	18,874	193	72		—	18,802	193
LargeCap S&P 500 Index Fund(a)	59,146	890	113,755	1,818	43,911		709	128,990	2,004
MidCap S&P 400 Index Fund(a)	12,880	249	23,711	482	36,591		732	—	—
MidCap S&P 400 Index Fund(b)	—	—	30,890	616	2,228		46	28,662	570
Short-Term Income Fund(a)	122,332	1,494	329,740	4,011	90,260		1,099	361,812	4,406
SmallCap S&P 600 Index Fund(a)	4,149	99	7,354	190	11,503		289	—	—
SmallCap S&P 600 Index Fund(b)	—	—	9,725	244	919		24	8,806	220
		$8,762		$21,686			$9,185		$21,274

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund(a)		$82			$1	$			—
Diversified International Fund(a)		14			1				—
Global Diversified Income Fund(b)		16			—				—
Global Diversified Income Fund(a)		56			—				—
Inflation Protection Fund(a)		16			2				—
International Small Company Fund(a)		—			1				—
International Small Company Fund(b)		—			—				—
LargeCap S&P 500 Index Fund(a)		24			5				15
MidCap S&P 400 Index Fund(a)		5			1				17
MidCap S&P 400 Index Fund(b)		—			—				—
Short-Term Income Fund(a)		48			—				—
SmallCap S&P 600 Index Fund(a)		2			—				7
SmallCap S&P 600 Index Fund(b)		—			—				—
		$263			$11	$			39
Amounts in thousands except shares

(a)	Institutional Class
(b)	Class R-6
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Fund
July 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 24.54%
Blue Chip Fund (a)	1,042,631	$20,644
Global Diversified Income Fund (a)	4,277,518	59,928
Global Multi-Strategy Fund (a)	3,437,866	39,123
International Small Company Fund (a)	520,168	6,278
MidCap Fund (a)	604,474	15,789
SmallCap Growth Fund I (a),(b)	229,701	3,046
SmallCap Value Fund II (a)	231,603	3,016
		$147,824
Principal Funds, Inc. Institutional Class - 75.48%
Bond Market Index Fund (a)	5,957,685	66,190
Core Plus Bond Fund (a)	12,379,337	135,925
Diversified International Fund (a)	1,417,111	18,748
Equity Income Fund (a)	674,002	20,429
Global Opportunities Fund (a)	941,852	12,225
Inflation Protection Fund (a)	5,323,287	45,567
LargeCap S&P 500 Index Fund (a)	990,763	17,012
Overseas Fund (a)	1,686,449	18,534
Short-Term Income Fund (a)	9,816,262	119,955
		$454,585
TOTAL INVESTMENT COMPANIES		$602,409
Total Investments		$602,409
Other Assets and Liabilities - (0.02)%		$(125)
TOTAL NET ASSETS - 100.00%		$602,284

(a)		Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type		Percent
Fixed Income Funds		61.05%
Specialty Funds		16.45%
Domestic Equity Funds		13.26%
International Equity Funds		9.26%
Other Assets and Liabilities		(0.02)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Fund
July 31, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases(c)	Purchases(c)	Sales(c)	Sales(c)	July 31, 2017	July 31, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund(a)	—	$—	1,152,883	$18,609	110,252	$2,132	1,042,631	$16,737
Blue Chip Fund(b)	731,780	11,465	731,555	12,442	1,463,335	24,077	—	—
Bond Market Index Fund(b)	6,487,945	72,205	1,046,121	11,393	1,576,381	17,260	5,957,685	66,309
Core Plus Bond Fund(b)	14,981,433	163,248	841,380	9,119	3,443,476	37,363	12,379,337	134,990
Diversified International Fund(b)	1,677,905	20,262	218,828	2,688	479,622	5,526	1,417,111	17,534
Equity Income Fund(b)	843,095	15,904	56,458	1,604	225,551	6,476	674,002	12,687
Global Diversified Income Fund(b)	4,890,214	57,365	349,324	4,760	5,239,538	61,981	—	—
Global Diversified Income Fund(a)	—	—	4,404,035	50,574	126,517	1,762	4,277,518	48,801
Global Multi-Strategy Fund(b)	4,174,738	43,925	170,670	1,882	4,345,408	45,783	—	—
Global Multi-Strategy Fund(a)	—	—	3,552,614	37,032	114,748	1,298	3,437,866	35,749
Global Opportunities Fund(b)	1,119,074	12,412	63,792	743	241,014	2,878	941,852	10,383
Inflation Protection Fund(b)	9,216,973	79,715	285,938	2,429	4,179,624	35,880	5,323,287	46,531
International Small Company Fund(a)	—	—	533,695	5,597	13,527	158	520,168	5,450
International Small Company Fund(b)	—	—	421,638	4,212	421,638	4,240	—	—
LargeCap Growth Fund I(b)	945,817	6,950	231	3	946,048	11,428	—	—
LargeCap S&P 500 Index Fund(b)	1,250,090	12,489	83,439	1,317	342,766	5,510	990,763	9,325
MidCap Fund(a)	—	—	672,768	9,841	68,294	1,727	604,474	8,834
MidCap Fund(b)	759,053	11,389	45,888	1,063	804,941	12,967	—	—
Overseas Fund(b)	1,945,623	17,786	300,043	3,108	559,217	5,526	1,686,449	15,346
Short-Term Income Fund(b)	9,473,152	113,985	2,877,011	35,024	2,533,901	30,832	9,816,262	118,169
SmallCap Growth Fund I(b)	353,560	2,863	21,078	253	374,638	3,194	—	—
SmallCap Growth Fund I(a)	—	—	323,774	2,569	94,073	1,238	229,701	1,822
SmallCap Value Fund II(b)	363,652	2,812	28,811	382	392,463	3,718	—	—
SmallCap Value Fund II(a)	—	—	271,233	2,092	39,630	512	231,603	1,786
		$644,775		$218,736		$323,466		$550,453

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund(a)		$—			$260			$—
Blue Chip Fund(b)		161			170			59
Bond Market Index Fund(b)		1,248			(29)			—
Core Plus Bond Fund(b)		3,220			(14)			—
Diversified International Fund(b)		272			110			—
Equity Income Fund(b)		352			1,655			414
Global Diversified Income Fund(b)		2,297			(144)			—
Global Diversified Income Fund(a)		468			(11)			—
Global Multi-Strategy Fund(b)		67			(24)			—
Global Multi-Strategy Fund(a)		—			15			—
Global Opportunities Fund(b)		218			106			—
Inflation Protection Fund(b)		456			267			—
International Small Company Fund(a)		—			11			—
International Small Company Fund(b)		6			28			—
LargeCap Growth Fund I(b)		—			4,475			—
LargeCap S&P 500 Index Fund(b)		372			1,029			238
MidCap Fund(a)		—			720			—
MidCap Fund(b)		69			515			346
Overseas Fund(b)		361			(22)			—
Short-Term Income Fund(b)		1,896			(8)			—
SmallCap Growth Fund I(b)		—			78			123
SmallCap Growth Fund I(a)		—			491			—
SmallCap Value Fund II(b)		37			524			215
SmallCap Value Fund II(a)		—			206			—
		$11,500			$10,408			$1,395
Amounts in thousands except shares

(a)	Class R-6
(b)	Institutional Class
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes

Schedule of Investments Real Estate Securities Fund July 31, 2017 (unaudited)

COMMON STOCKS - 98.25%	Shares Held	Value (000's)	Portfolio Summary (unaudited)
Lodging - 2.65%			Sector	Percent
Hilton Grand Vacations Inc (a)	602,122	$22,134	Financial	93.82%
Hilton Worldwide Holdings Inc	1,263,114	78,983	Consumer, Cyclical	2.65%
		$101,117	Technology	1.78%
Real Estate - 0.51%			Investment Companies	1.27%
CBRE Group Inc (a)	512,292	19,462	Other Assets and Liabilities	0.48%
			TOTAL NET ASSETS	100.00%
REITS - 93.31%
Alexandria Real Estate Equities Inc	1,057,477	128,219
American Campus Communities Inc	392,601	18,821
American Tower Corp	593,553	80,919
Apartment Investment & Management Co	2,883,103	131,325
AvalonBay Communities Inc	1,018,444	195,898
Boston Properties Inc	797,926	96,477
Crown Castle International Corp	936,266	94,170
CubeSmart	2,047,896	50,501
DDR Corp	2,353,800	23,985
Duke Realty Corp	3,635,503	103,939
EPR Properties	785,237	56,836
Equinix Inc	597,733	269,416
Equity LifeStyle Properties Inc	534,334	46,647
Equity Residential	632,311	43,035
Essex Property Trust Inc	803,488	210,273
Extra Space Storage Inc	1,129,504	89,796
First Industrial Realty Trust Inc	1,011,049	30,857
GGP Inc	1,422,789	32,169
HCP Inc	1,429,210	45,235
Healthcare Trust of America Inc	1,478,456	45,226
Host Hotels & Resorts Inc	1,585,178	29,579
Hudson Pacific Properties Inc	1,735,881	56,798
Invitation Homes Inc	2,683,982	57,223
JBG SMITH Properties (a)	240,195	8,522
Kilroy Realty Corp	1,178,910	81,828
Kite Realty Group Trust	933,950	19,174
Park Hotels & Resorts Inc	771,784	20,784
Physicians Realty Trust	3,368,316	62,718
Prologis Inc	2,813,234	171,073
Public Storage	409,079	84,094
Regency Centers Corp	1,746,982	115,685
Saul Centers Inc	378,568	22,396
Senior Housing Properties Trust	1,968,120	38,280
Simon Property Group Inc	1,903,321	301,676
SL Green Realty Corp	787,322	81,307
Spirit Realty Capital Inc	6,390,891	50,680
Starwood Waypoint Homes	2,686,371	93,916
STORE Capital Corp	4,454,698	104,195
Sun Communities Inc	964,321	85,834
Sunstone Hotel Investors Inc	4,548,575	74,051
Tanger Factory Outlet Centers Inc	511,874	13,529
Terreno Realty Corp	585,089	20,256
Vornado Realty Trust	480,391	38,119
Welltower Inc	1,867,039	137,022
		$3,562,483
Software - 1.78%
InterXion Holding NV (a)	1,423,443	68,140

TOTAL COMMON STOCKS		$3,751,202
INVESTMENT COMPANIES - 1.27%	Shares Held	Value (000's)
Money Market Funds - 1.27%
BlackRock Liquidity Funds FedFund Portfolio	48,354,007	48,354

TOTAL INVESTMENT COMPANIES		$48,354
Total Investments		$3,799,556
Other Assets and Liabilities - 0.48%		$18,450
TOTAL NET ASSETS - 100.00%		$3,818,006

(a) Non-Income Producing Security

See accompanying notes

		Schedule of Investments
		SAM Balanced Portfolio
		July 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.07%	Shares Held	Value (000's)
Money Market Funds - 0.06%
Cash Account Trust - Government & Agency	3,081,947	$3,082
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 5.11%
Principal Active Global Dividend Income ETF	4,694,000	121,867
(a)
Principal Edge Active Income ETF (a)	1,291,600	54,022
Principal US Small Cap Index ETF (a)	2,455,700	71,387
		$247,276
Principal Funds, Inc. Class R-6 - 46.29%
Blue Chip Fund (a)	11,876,470	235,154
Diversified Real Asset Fund (a)	17,698,383	203,708
EDGE MidCap Fund (a)	7,847,735	100,843
Global Multi-Strategy Fund (a)	32,713,211	372,276
Global Real Estate Securities Fund (a)	13,833,916	130,039
High Yield Fund (a)	9,556,668	71,293
Income Fund (a)	60,402,906	578,660
International Emerging Markets Fund (a)	4,129,467	113,684
International Small Company Fund (a)	5,052,446	60,983
Preferred Securities Fund (a)	11,700,957	122,392
Real Estate Debt Income Fund (a)	4,914,142	47,471
Small-MidCap Dividend Income Fund (a)	12,006,923	203,998
		$2,240,501
Principal Funds, Inc. Institutional Class - 48.61%
Diversified International Fund (a)	43,048,268	569,529
Equity Income Fund (a)	17,363,121	526,276
Government & High Quality Bond Fund (a)	24,429,612	256,267
Inflation Protection Fund (a)	8,773,433	75,101
LargeCap Growth Fund (a)	14,803,724	148,925
LargeCap Value Fund (a)	25,756,959	324,795
Principal Capital Appreciation Fund (a)	2,174,651	134,915
Short-Term Income Fund (a)	25,973,785	317,400
		$2,353,208
TOTAL INVESTMENT COMPANIES		$4,844,067
Total Investments		$4,844,067
Other Assets and Liabilities - (0.07)%		$(3,530)
TOTAL NET ASSETS - 100.00%		$4,840,537

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	36.07%
Fixed Income Funds	31.46%
International Equity Funds	20.58%
Specialty Funds	11.90%
Investment Companies	0.06%
Other Assets and Liabilities	(0.07)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Balanced Portfolio
July 31, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases(c)	Purchases(c)	Sales(c)	Sales(c)	July 31, 2017	July 31, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund(a)	—	$—	12,275,860	$168,639	399,390	$7,713	11,876,470	$162,378
Blue Chip Fund(b)	13,504,287	187,923	163,101	2,831	13,667,388	193,679	—	—
Diversified International Fund(b)	47,054,194	486,579	921,930	10,182	4,927,856	59,708	43,048,268	436,722
Diversified Real Asset Fund(b)	—	—	19,570,781	214,769	19,570,781	214,932	—	—
Diversified Real Asset Fund(a)	—	—	18,039,621	197,756	341,238	3,856	17,698,383	193,969
EDGE MidCap Fund(b)	8,337,056	86,057	388,449	4,758	8,725,505	91,152	—	—
EDGE MidCap Fund(a)	—	—	7,997,723	81,999	149,988	1,928	7,847,735	80,250
Equity Income Fund(b)	19,361,151	286,631	692,911	19,717	2,690,941	78,254	17,363,121	254,063
Global Diversified Income Fund(b)	7,065,425	95,496	115,127	1,544	7,180,552	97,648	—	—
Global Multi-Strategy Fund(a)	—	—	33,225,891	354,705	512,680	5,786	32,713,211	349,039
Global Multi-Strategy Fund(b)	32,833,589	350,838	3,896,444	42,796	36,730,033	393,806	—	—
Global Real Estate Securities Fund(a)	—	—	14,147,727	122,461	313,811	2,893	13,833,916	119,501
Global Real Estate Securities Fund(b)	13,241,378	116,377	3,079,821	26,799	16,321,199	142,058	—	—
Government & High Quality Bond	22,796,021	238,987	3,352,914	35,420	1,719,323	18,074	24,429,612	256,064
Fund(b)
High Yield Fund(b)	14,005,887	98,597	743,374	5,479	14,749,261	103,742	—	—
High Yield Fund(a)	—	—	9,816,778	67,575	260,110	1,929	9,556,668	65,644
Income Fund(b)	62,879,624	577,979	2,468,032	23,539	65,347,656	600,744	—	—
Income Fund(a)	—	—	61,616,570	564,721	1,213,664	11,582	60,402,906	552,961
Inflation Protection Fund(b)	9,818,632	83,919	121,412	1,026	1,166,611	9,970	8,773,433	74,900
International Emerging Markets	5,357,126	111,273	85,144	1,815	5,442,270	113,873	—	—
Fund(b)
International Emerging Markets	—	—	4,241,010	84,641	111,543	2,893	4,129,467	82,024
Fund(a)
International Small Company Fund(a)	—	—	5,218,530	51,736	166,084	1,929	5,052,446	49,857
International Small Company Fund(b)	5,297,404	52,110	495,353	5,556	5,792,757	57,857	—	—
LargeCap Growth Fund(b)	26,220,036	152,183	3,993,450	34,499	15,409,762	138,159	14,803,724	75,215
LargeCap Value Fund(b)	26,263,239	285,792	1,414,928	17,153	1,921,208	23,478	25,756,959	278,665
MidCap Fund(b)	10,266,358	145,777	257,695	5,904	10,524,053	253,812	—	—
Preferred Securities Fund(b)	9,546,781	89,127	3,059,312	31,527	12,606,093	120,636	—	—
Preferred Securities Fund(a)	—	—	11,978,256	114,214	277,299	2,893	11,700,957	111,342
Principal Active Global Dividend	—	—	4,694,000	118,135	—	—	4,694,000	118,135
Income ETF
Principal Capital Appreciation Fund(b)	2,816,798	78,814	296,492	16,934	938,639	54,078	2,174,651	57,421
Principal Edge Active Income ETF	1,230,600	47,668	61,000	2,521	—	—	1,291,600	50,189
Principal US Small Cap Index ETF	2,455,700	61,045	—	—	—	—	2,455,700	61,045
Real Estate Debt Income Fund(a)	—	—	5,014,352	48,428	100,210	964	4,914,142	47,459
Real Estate Debt Income Fund(b)	4,979,030	48,099	380,060	3,656	5,359,090	51,712	—	—
Short-Term Income Fund(b)	15,382,819	184,163	11,516,165	140,053	925,199	11,275	25,973,785	312,917
Small-MidCap Dividend Income	14,142,936	167,095	294,287	4,746	14,437,223	176,235	—	—
Fund(b)
Small-MidCap Dividend Income	—	—	12,188,414	139,736	181,491	3,075	12,006,923	137,123
Fund(a)
		$4,032,529		$2,767,970		$3,052,323		$3,926,883

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund(a)		$—			$1,452			$—
Blue Chip Fund(b)		1,660			2,925			607
Diversified International Fund(b)		8,750			(331)			—
Diversified Real Asset Fund(b)		—			163			—
Diversified Real Asset Fund(a)		—			69			—
EDGE MidCap Fund(b)		4,365			337			99
EDGE MidCap Fund(a)		—			179			—
Equity Income Fund(b)		8,578			25,969			9,657
Global Diversified Income Fund(b)		1,510			608			—
Global Multi-Strategy Fund(a)		—			120			—
Global Multi-Strategy Fund(b)		537			172			—
Global Real Estate Securities Fund(a)		—			(67)			—
Global Real Estate Securities Fund(b)		3,238			(1,118)			333
Government & High Quality Bond Fund(b)		7,786			(269)			—
High Yield Fund(b)		2,975			(334)			—
High Yield Fund(a)		382			(2)			—
Income Fund(b)		12,982			(774)			—
Income Fund(a)		1,879			(178)			—
Inflation Protection Fund(b)		726			(75)			—
International Emerging Markets Fund(b)		1,580			785			—
International Emerging Markets Fund(a)		—			276			—
International Small Company Fund(a)		—			50			—
International Small Company Fund(b)		148			191			—
LargeCap Growth Fund(b)		1,455			26,692			32,544
LargeCap Value Fund(b)		7,505			(802)			7,114

See accompanying notes

	Schedule of Investments
	SAM Balanced Portfolio
	July 31, 2017 (unaudited)

		Realized Gain/Loss	Realized Gain from
	Income	on Investments	Capital Gain Distributions
MidCap Fund(b)	$946	$102,131	$4,754
Preferred Securities Fund(b)	2,918	(18)	827
Preferred Securities Fund(a)	984	21	—
Principal Active Global Dividend Income
ETF	592	—	—
Principal Capital Appreciation Fund(b)	2,384	15,751	14,179
Principal Edge Active Income ETF	1,916	—	—
Principal US Small Cap Index ETF	609	—	—
Real Estate Debt Income Fund(a)	276	(5)	—
Real Estate Debt Income Fund(b)	922	(43)	1
Short-Term Income Fund(b)	3,844	(24)	—
Small-MidCap Dividend Income Fund(b)	4,277	4,394	—
Small-MidCap Dividend Income Fund(a)	—	462	—
	$85,724	$178,707	$70,115
Amounts in thousands except shares

(a)	Class R-6
(b)	Institutional Class
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes

		Schedule of Investments
		SAM Conservative Balanced Portfolio
		July 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.07%	Shares Held	Value (000's)
Money Market Funds - 0.08%
Cash Account Trust - Government & Agency	1,423,393	$1,423
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 5.49%
Principal Active Global Dividend Income ETF	1,315,000	34,141
(a)
Principal Edge Active Income ETF (a)	1,047,000	43,791
Principal US Small Cap Index ETF (a)	712,200	20,704
		$98,636
Principal Funds, Inc. Class R-6 - 46.41%
Blue Chip Fund (a)	1,975,885	39,123
Diversified Real Asset Fund (a)	4,582,309	52,742
EDGE MidCap Fund (a)	2,504,202	32,179
Global Diversified Income Fund (a)	3,463,170	48,519
Global Multi-Strategy Fund (a)	7,731,951	87,990
Global Real Estate Securities Fund (a)	2,892,369	27,188
High Yield Fund (a)	6,241,992	46,565
Income Fund (a)	34,700,803	332,434
International Emerging Markets Fund (a)	1,068,218	29,408
International Small Company Fund (a)	1,328,610	16,036
Preferred Securities Fund (a)	7,063,704	73,886
Real Estate Debt Income Fund (a)	1,649,045	15,930
Small-MidCap Dividend Income Fund (a)	1,895,163	32,199
		$834,199
Principal Funds, Inc. Institutional Class - 48.09%
Diversified International Fund (a)	10,954,910	144,933
Equity Income Fund (a)	3,892,936	117,995
Government & High Quality Bond Fund (a)	16,744,704	175,652
Inflation Protection Fund (a)	4,748,426	40,646
LargeCap Growth Fund (a)	4,632,265	46,601
LargeCap Value Fund (a)	8,324,741	104,975
Principal Capital Appreciation Fund (a)	582,120	36,115
Short-Term Income Fund (a)	16,164,394	197,529
		$864,446
TOTAL INVESTMENT COMPANIES		$1,798,704
Total Investments		$1,798,704
Other Assets and Liabilities - (0.07)%		$(1,212)
TOTAL NET ASSETS - 100.00%		$1,797,492

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	51.54%
Domestic Equity Funds	23.92%
International Equity Funds	14.00%
Specialty Funds	10.53%
Investment Companies	0.08%
Other Assets and Liabilities	(0.07)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Balanced Portfolio
July 31, 2017 (unaudited)

	October 31,	October 31,
Affiliated Securities	2016	2016	Purchases(c)	Purchases(c)	Sales(c)	Sales(c)	July 31, 2017	July 31, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund(a)	—	$—	2,016,376	$25,935	40,491	$785	1,975,885	$25,325
Blue Chip Fund(b)	2,145,311	27,871	65,313	1,166	2,210,624	29,438	—	—
Diversified International Fund(b)	12,101,961	125,213	433,777	4,922	1,580,828	19,262	10,954,910	110,873
Diversified Real Asset Fund(a)	—	—	4,634,352	50,757	52,043	589	4,582,309	50,176
Diversified Real Asset Fund(b)	—	—	4,937,552	54,126	4,937,552	54,155	—	—
EDGE MidCap Fund(b)	2,596,534	27,303	177,617	2,192	2,774,151	29,573	—	—
EDGE MidCap Fund(a)	—	—	2,534,730	26,568	30,528	392	2,504,202	26,204
Equity Income Fund(b)	4,509,929	70,634	240,779	6,868	857,772	24,917	3,892,936	58,018
Global Diversified Income Fund(b)	4,245,951	57,593	1,118,097	15,436	5,364,048	72,306	—	—
Global Diversified Income Fund(a)	—	—	3,505,498	47,012	42,328	589	3,463,170	46,423
Global Multi-Strategy Fund(b)	8,249,177	88,296	223,209	2,470	8,472,386	90,763	—	—
Global Multi-Strategy Fund(a)	—	—	7,818,761	83,499	86,810	980	7,731,951	82,531
Global Real Estate Securities Fund(b)	3,678,817	31,864	213,818	1,852	3,892,635	33,450	—	—
Global Real Estate Securities Fund(a)	—	—	2,934,986	24,811	42,617	393	2,892,369	24,416
Government & High Quality Bond	16,328,784	174,674	3,331,883	35,212	2,915,963	30,688	16,744,704	178,130
Fund(b)
High Yield Fund(b)	12,299,566	88,943	451,027	3,305	12,750,593	91,164	—	—
High Yield Fund(a)	—	—	6,321,348	43,976	79,356	588	6,241,992	43,388
Income Fund(b)	36,723,489	344,495	1,826,630	17,361	38,550,119	361,111	—	—
Income Fund(a)	—	—	35,112,824	328,049	412,021	3,932	34,700,803	324,049
Inflation Protection Fund(b)	4,870,252	41,689	182,648	1,553	304,474	2,601	4,748,426	40,620
International Emerging Markets	1,345,238	27,158	44,992	1,024	1,390,230	28,334	—	—
Fund(b)
International Emerging Markets	—	—	1,075,751	20,743	7,533	197	1,068,218	20,556
Fund(a)
International Small Company Fund(a)	—	—	1,345,447	13,347	16,837	195	1,328,610	13,155
International Small Company Fund(b)	1,254,854	12,347	161,803	1,753	1,416,657	14,124	—	—
LargeCap Growth Fund(b)	7,801,802	56,649	1,257,788	10,932	4,427,325	39,626	4,632,265	26,517
LargeCap Value Fund(b)	8,332,554	90,652	667,336	8,119	675,149	8,233	8,324,741	90,244
MidCap Fund(b)	1,704,894	22,522	54,562	1,251	1,759,456	41,901	—	—
Preferred Securities Fund(a)	—	—	7,138,858	70,225	75,154	785	7,063,704	69,444
Preferred Securities Fund(b)	2,491,870	22,205	4,817,653	49,780	7,309,523	71,981	—	—
Principal Active Global Dividend	—	—	1,315,000	33,040	—	—	1,315,000	33,040
Income ETF
Principal Capital Appreciation Fund(b)	768,454	23,919	94,056	5,405	280,390	16,343	582,120	16,398
Principal Edge Active Income ETF	1,041,000	40,318	6,000	250	—	—	1,047,000	40,568
Principal US Small Cap Index ETF	712,200	17,695	—	—	—	—	712,200	17,695
Real Estate Debt Income Fund(b)	1,771,834	17,113	83,169	794	1,855,003	17,895	—	—
Real Estate Debt Income Fund(a)	—	—	1,669,403	16,118	20,358	196	1,649,045	15,921
Short-Term Income Fund(b)	9,507,659	113,903	7,079,856	86,074	423,121	5,156	16,164,394	194,798
Small-MidCap Dividend Income	3,665,224	44,020	87,552	1,420	3,752,776	50,085	—	—
Fund(b)
Small-MidCap Dividend Income	—	—	1,918,355	19,980	23,192	392	1,895,163	19,637
Fund(a)
		$1,567,076		$1,117,325		$1,143,119		$1,568,126

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund(a)		$—			$175			$—
Blue Chip Fund(b)		265			401			97
Diversified International Fund(b)		2,256			—			—
Diversified Real Asset Fund(a)		—			8			—
Diversified Real Asset Fund(b)		—			29			—
EDGE MidCap Fund(b)		1,359			78			31
EDGE MidCap Fund(a)		—			28			—
Equity Income Fund(b)		1,983			5,433			2,261
Global Diversified Income Fund(b)		1,690			(723)			—
Global Diversified Income Fund(a)		375			—			—
Global Multi-Strategy Fund(b)		136			(3)			—
Global Multi-Strategy Fund(a)		—			12			—
Global Real Estate Securities Fund(b)		878			(266)			93
Global Real Estate Securities Fund(a)		—			(2)			—
Government & High Quality Bond Fund(b)		5,641			(1,068)			—
High Yield Fund(b)		2,321			(1,084)			—
High Yield Fund(a)		248			—			—
Income Fund(b)		7,630			(745)			—
Income Fund(a)		1,076			(68)			—
Inflation Protection Fund(b)		363			(21)			—
International Emerging Markets Fund(b)		395			152			—
International Emerging Markets Fund(a)		—			10			—
International Small Company Fund(a)		—			3			—
International Small Company Fund(b)		37			24			—

See accompanying notes

	Schedule of Investments
	SAM Conservative Balanced Portfolio
	July 31, 2017 (unaudited)

		Realized Gain/Loss	Realized Gain from
	Income	on Investments	Capital Gain Distributions
LargeCap Growth Fund(b)	$436	$(1,438)	$9,738
LargeCap Value Fund(b)	2,398	(294)	2,272
MidCap Fund(b)	158	18,128	795
Preferred Securities Fund(a)	590	4	—
Preferred Securities Fund(b)	933	(4)	216
Principal Active Global Dividend Income
ETF	166	—	—
Principal Capital Appreciation Fund(b)	653	3,417	3,879
Principal Edge Active Income ETF	1,606	—	—
Principal US Small Cap Index ETF	177	—	—
Real Estate Debt Income Fund(b)	328	(12)	—
Real Estate Debt Income Fund(a)	92	(1)	—
Short-Term Income Fund(b)	2,442	(23)	—
Small-MidCap Dividend Income Fund(b)	1,053	4,645	—
Small-MidCap Dividend Income Fund(a)	—	49	—
	$37,685	$26,844	$19,382
Amounts in thousands except shares

(a)	Class R-6
(b)	Institutional Class
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes

		Schedule of Investments
		SAM Conservative Growth Portfolio
		July 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.08%	Shares Held	Value (000's)
Money Market Funds - 0.08%
Cash Account Trust - Government & Agency	2,658,098	$2,658
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 5.41%
Principal Active Global Dividend Income ETF	3,730,000	96,840
(a)
Principal US Small Cap Index ETF (a)	2,556,600	74,320
		$171,160
Principal Funds, Inc. Class R-6 - 38.27%
Blue Chip Fund (a)	9,636,715	190,807
Diversified Real Asset Fund (a)	10,995,137	126,554
EDGE MidCap Fund (a)	6,518,252	83,759
Global Multi-Strategy Fund (a)	4,709,789	53,597
Global Real Estate Securities Fund (a)	4,715,292	44,324
Income Fund (a)	17,722,089	169,778
International Small Company Fund (a)	4,656,634	56,205
MidCap Fund (a)	2,970,583	77,592
Multi-Manager Equity Long/Short Fund (a)	7,966,659	83,809
Origin Emerging Markets Fund (a)	9,927,221	109,299
Preferred Securities Fund (a)	4,515,465	47,232
Small-MidCap Dividend Income Fund (a)	9,838,371	167,154
		$1,210,110
Principal Funds, Inc. Institutional Class - 56.32%
Diversified International Fund (a)	42,025,282	555,994
Equity Income Fund (a)	9,904,680	300,211
Government & High Quality Bond Fund (a)	8,665,975	90,906
LargeCap Growth Fund (a)	17,993,131	181,011
LargeCap Value Fund (a)	27,633,784	348,462
Principal Capital Appreciation Fund (a)	2,530,672	157,003
Short-Term Income Fund (a)	12,069,111	147,485
		$1,781,072
TOTAL INVESTMENT COMPANIES		$3,165,000
Total Investments		$3,165,000
Other Assets and Liabilities - (0.08)%		$(2,460)
TOTAL NET ASSETS - 100.00%		$3,162,540

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	49.97%
International Equity Funds	27.28%
Fixed Income Funds	14.40%
Specialty Funds	8.35%
Investment Companies	0.08%
Other Assets and Liabilities	(0.08)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Growth Portfolio
July 31, 2017 (unaudited)

October 31,		October 31,
Affiliated Securities	2016	2016	Purchases(c)	Purchases(c)	Sales(c)	Sales(c)	July 31, 2017	July 31, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund(a)	—	$—	9,781,290	$132,418	144,575	$2,795	9,636,715	$130,145
Blue Chip Fund(b)	10,676,184	146,461	117,434	2,018	10,793,618	150,754	—	—
Diversified International Fund(b)	39,811,059	416,850	5,768,998	71,261	3,554,775	42,843	42,025,282	444,362
Diversified Real Asset Fund(a)	—	—	11,132,063	123,506	136,926	1,548	10,995,137	121,863
Diversified Real Asset Fund(b)	6,709,885	76,990	6,762,047	74,636	13,471,932	149,742	—	—
EDGE MidCap Fund(b)	6,585,634	67,689	518,813	6,412	7,104,447	74,256	—	—
EDGE MidCap Fund(a)	—	—	6,608,644	67,985	90,392	1,161	6,518,252	66,853
Equity Income Fund(b)	12,717,860	185,616	429,056	12,181	3,242,236	94,335	9,904,680	142,242
Global Multi-Strategy Fund(a)	—	—	4,778,328	48,071	68,539	774	4,709,789	47,368
Global Multi-Strategy Fund(b)	7,783,049	79,262	22,531	246	7,805,580	81,984	—	—
Global Real Estate Securities Fund(b)	6,622,709	55,615	212,080	1,819	6,834,789	56,957	—	—
Global Real Estate Securities Fund(a)	—	—	4,799,312	38,582	84,020	775	4,715,292	37,813
Government & High Quality Bond	6,573,464	68,500	2,604,687	27,446	512,176	5,398	8,665,975	90,510
Fund(b)
High Yield Fund(b)	6,348,433	43,364	71,722	517	6,420,155	47,043	—	—
Income Fund(a)	—	—	17,949,539	163,364	227,450	2,172	17,722,089	161,177
Income Fund(b)	16,494,962	149,701	2,384,580	22,785	18,879,542	172,369	—	—
International Small Company Fund(b)	4,508,591	44,358	645,121	7,253	5,153,712	51,738	—	—
International Small Company Fund(a)	—	—	4,723,085	47,172	66,451	773	4,656,634	46,416
LargeCap Growth Fund(b)	24,090,416	154,577	3,650,767	31,520	9,748,052	94,190	17,993,131	102,333
LargeCap Value Fund(b)	28,247,352	312,656	1,337,839	16,218	1,951,407	23,797	27,633,784	303,948
MidCap Fund(b)	8,867,761	128,112	222,658	5,099	9,090,419	170,510	—	—
MidCap Fund(a)	—	—	3,010,304	24,773	39,721	1,010	2,970,583	24,434
Multi-Manager Equity Long/Short	8,594,374	84,699	77,909	793	705,624	7,286	7,966,659	78,484
Fund(a)
Origin Emerging Markets Fund(a)	—	—	10,088,753	87,207	161,532	1,698	9,927,221	85,600
Origin Emerging Markets Fund(b)	12,522,380	111,643	120,759	989	12,643,139	111,617	—	—
Preferred Securities Fund(b)	4,352,805	42,734	385,451	3,936	4,738,256	46,667	—	—
Preferred Securities Fund(a)	—	—	4,552,550	44,764	37,085	387	4,515,465	44,379
Principal Active Global Dividend	—	—	3,730,000	93,616	—	—	3,730,000	93,616
Income ETF
Principal Capital Appreciation Fund(b)	2,553,405	71,762	286,116	16,384	308,849	18,223	2,530,672	71,043
Principal US Small Cap Index ETF	2,440,600	60,676	116,000	3,255	—	—	2,556,600	63,931
Short-Term Income Fund(b)	3,672,725	43,903	8,622,397	104,851	226,011	2,759	12,069,111	145,993
Small-MidCap Dividend Income	10,989,060	127,037	383,164	6,223	11,372,224	135,753	—	—
Fund(b)
Small-MidCap Dividend Income	—	—	9,961,710	112,840	123,339	2,085	9,838,371	110,866
Fund(a)
		$2,472,205		$1,400,140		$1,553,399		$2,413,376

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund(a)		$—			$522			$—
Blue Chip Fund(b)		1,320			2,275			483
Diversified International Fund(b)		7,379			(906)			—
Diversified Real Asset Fund(a)		—			(95)			—
Diversified Real Asset Fund(b)		1,879			(1,884)			—
EDGE MidCap Fund(b)		3,473			155			79
EDGE MidCap Fund(a)		—			29			—
Equity Income Fund(b)		5,420			38,780			6,344
Global Multi-Strategy Fund(a)		—			71			—
Global Multi-Strategy Fund(b)		127			2,476			—
Global Real Estate Securities Fund(b)		1,549			(477)			166
Global Real Estate Securities Fund(a)		—			6			—
Government & High Quality Bond Fund(b)		2,371			(38)			—
High Yield Fund(b)		571			3,162			—
Income Fund(a)		550			(15)			—
Income Fund(b)		3,475			(117)			—
International Small Company Fund(b)		126			127			—
International Small Company Fund(a)		—			17			—
LargeCap Growth Fund(b)		1,339			10,426			29,912
LargeCap Value Fund(b)		8,085			(1,129)			7,668
MidCap Fund(b)		820			37,299			4,123
MidCap Fund(a)		—			671			—
Multi-Manager Equity Long/Short Fund(a)		640			278			—
Origin Emerging Markets Fund(a)		—			91			—
Origin Emerging Markets Fund(b)		886			(1,015)			—
Preferred Securities Fund(b)		1,300			(3)			379
Preferred Securities Fund(a)		377			2			—
Principal Active Global Dividend Income
ETF		469			—			—
Principal Capital Appreciation Fund(b)		2,169			1,120			12,893

See accompanying notes

	Schedule of Investments
	SAM Conservative Growth Portfolio
	July 31, 2017 (unaudited)

		Realized Gain/Loss	Realized Gain from
	Income	on Investments	Capital Gain Distributions
Principal US Small Cap Index ETF	$614	$—	$—
Short-Term Income Fund(b)	1,540	(2)	—
Small-MidCap Dividend Income Fund(b)	3,351	2,493	—
Small-MidCap Dividend Income Fund(a)	—	111	—
	$49,830	$94,430	$62,047
Amounts in thousands except shares

(a)	Class R-6
(b)	Institutional Class
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes

		Schedule of Investments
		SAM Flexible Income Portfolio
		July 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.06%	Shares Held	Value (000's)
Money Market Funds - 0.72%
Cash Account Trust - Government & Agency	19,490,429	$19,490
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 4.07%
Principal Active Global Dividend Income ETF	1,634,000	42,423
(a)
Principal Edge Active Income ETF (a)	1,623,800	67,916
		$110,339
Principal Funds, Inc. Class R-6 - 49.17%
Global Diversified Income Fund (a)	9,694,498	135,820
Global Real Estate Securities Fund (a)	10,093,795	94,882
High Yield Fund (a)	16,290,266	121,525
Income Fund (a)	73,261,198	701,842
International Emerging Markets Fund (a)	635,151	17,486
Preferred Securities Fund (a)	13,536,518	141,592
Real Estate Debt Income Fund (a)	5,294,235	51,142
Small-MidCap Dividend Income Fund (a)	3,952,765	67,158
		$1,331,447
Principal Funds, Inc. Institutional Class - 46.10%
Diversified International Fund (a)	4,251,311	56,245
Equity Income Fund (a)	8,652,303	262,251
Government & High Quality Bond Fund (a)	29,174,176	306,037
Inflation Protection Fund (a)	20,378,851	174,443
LargeCap Growth Fund (a)	4,346,282	43,724
LargeCap Value Fund (a)	4,768,214	60,127
Short-Term Income Fund (a)	28,267,545	345,430
		$1,248,257
TOTAL INVESTMENT COMPANIES		$2,709,533
Total Investments		$2,709,533
Other Assets and Liabilities - (0.06)%		$(1,611)
TOTAL NET ASSETS - 100.00%		$2,707,922

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	70.54%
Domestic Equity Funds	16.00%
International Equity Funds	7.79%
Specialty Funds	5.01%
Investment Companies	0.72%
Other Assets and Liabilities	(0.06)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Flexible Income Portfolio
July 31, 2017 (unaudited)

October 31,		October 31,
Affiliated Securities	2016	2016	Purchases(c)	Purchases(c)	Sales(c)	Sales(c)	July 31, 2017	July 31, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Fund(a)	6,997,342	$76,824	323,797	$3,754	3,069,828	$38,348	4,251,311	$43,243
Equity Income Fund(a)	8,308,158	157,519	727,548	20,896	383,403	11,119	8,652,303	167,311
Global Diversified Income Fund(a)	12,175,068	166,795	711,880	9,697	12,886,948	174,267	—	—
Global Diversified Income Fund(b)	—	—	9,761,191	131,729	66,693	930	9,694,498	130,787
Global Real Estate Securities Fund(a)	6,875,660	59,684	3,744,706	32,634	10,620,366	92,156	—	—
Global Real Estate Securities Fund(b)	—	—	10,160,697	88,028	66,902	620	10,093,795	87,407
Government & High Quality Bond	24,062,961	258,352	5,777,040	60,996	665,825	7,015	29,174,176	311,996
Fund(a)
High Yield Fund(b)	—	—	16,415,379	115,419	125,113	930	16,290,266	114,489
High Yield Fund(a)	26,159,395	188,951	1,127,284	8,255	27,286,679	195,232	—	—
Income Fund(a)	80,411,185	762,712	5,259,729	49,981	85,670,914	808,952	—	—
Income Fund(b)	—	—	73,684,905	693,862	423,707	4,049	73,261,198	689,731
Inflation Protection Fund(a)	12,306,889	105,622	8,545,118	72,777	473,156	4,045	20,378,851	174,282
International Emerging Markets	—	—	641,017	12,909	5,866	154	635,151	12,759
Fund(b)
International Emerging Markets	1,016,205	21,787	37,146	848	1,053,351	23,123	—	—
Fund(a)
LargeCap Growth Fund(a)	8,003,686	65,692	1,446,513	12,699	5,103,917	45,522	4,346,282	31,561
LargeCap Value Fund(a)	6,527,200	73,274	534,874	6,481	2,293,860	28,024	4,768,214	50,791
Preferred Securities Fund(b)	—	—	13,610,669	134,812	74,151	775	13,536,518	134,038
Preferred Securities Fund(a)	3,949,667	35,026	9,677,754	99,998	13,627,421	134,994	—	—
Principal Active Global Dividend	—	—	1,634,000	41,172	—	—	1,634,000	41,172
Income ETF
Principal Edge Active Income ETF	1,592,800	61,633	31,000	1,285	—	—	1,623,800	62,918
Real Estate Debt Income Fund(b)	—	—	5,326,356	51,322	32,121	310	5,294,235	51,008
Real Estate Debt Income Fund(a)	5,185,644	50,028	305,891	2,920	5,491,535	52,883	—	—
Short-Term Income Fund(a)	19,172,343	230,263	9,498,284	115,473	403,082	4,909	28,267,545	340,792
Small-MidCap Dividend Income	—	—	3,971,041	39,853	18,276	310	3,952,765	39,543
Fund(b)
Small-MidCap Dividend Income	7,110,458	79,531	177,505	2,877	7,287,963	94,137	—	—
Fund(a)
		$2,393,693		$1,810,677		$1,722,804		$2,483,828

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Diversified International Fund(a)		$1,300			$1,013			$—
Equity Income Fund(a)		3,892			15			4,207
Global Diversified Income Fund(a)		5,319			(2,225)			—
Global Diversified Income Fund(b)		1,045			(12)			—
Global Real Estate Securities Fund(a)		1,804			(162)			176
Global Real Estate Securities Fund(b)		—			(1)			—
Government & High Quality Bond Fund(a)		8,676			(337)			—
High Yield Fund(b)		646			—			—
High Yield Fund(a)		5,431			(1,974)			—
Income Fund(a)		16,874			(3,741)			—
Income Fund(b)		2,264			(82)			—
Inflation Protection Fund(a)		923			(72)			—
International Emerging Markets Fund(b)		—			4			—
International Emerging Markets Fund(a)		303			488			—
LargeCap Growth Fund(a)		450			(1,308)			10,067
LargeCap Value Fund(a)		1,894			(940)			1,795
Preferred Securities Fund(b)		1,126			1			—
Preferred Securities Fund(a)		1,588			(30)			344
Principal Active Global Dividend Income
ETF		206			—			—
Principal Edge Active Income ETF		2,463			—			—
Real Estate Debt Income Fund(b)		295			(4)			—
Real Estate Debt Income Fund(a)		984			(65)			1
Short-Term Income Fund(a)		4,398			(35)			—
Small-MidCap Dividend Income Fund(b)		—			—			—
Small-MidCap Dividend Income Fund(a)		2,030			11,729			—
		$63,911			$2,262			$16,590
Amounts in thousands except shares

(a)	Institutional Class
(b)	Class R-6
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes

		Schedule of Investments
		SAM Strategic Growth Portfolio
		July 31, 2017 (unaudited)

INVESTMENT COMPANIES - 100.08%	Shares Held	Value (000's)
Money Market Funds - 0.15%
Cash Account Trust - Government & Agency	2,891,918	$2,892
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 12.75%
Principal Active Global Dividend Income ETF	3,486,000	90,505
(a)
Principal Edge Active Income ETF (a)	1,859,800	77,787
Principal US Small Cap Index ETF (a)	2,641,700	76,794
		$245,086
Principal Funds, Inc. Class R-6 - 25.97%
EDGE MidCap Fund (a)	3,209,554	41,243
Global Multi-Strategy Fund (a)	2,949,166	33,562
Global Real Estate Securities Fund (a)	9,137,626	85,894
International Small Company Fund (a)	3,305,961	39,903
Multi-Manager Equity Long/Short Fund (a)	4,239,614	44,601
Origin Emerging Markets Fund (a)	11,154,318	122,809
Real Estate Debt Income Fund (a)	5,391,873	52,085
Small-MidCap Dividend Income Fund (a)	4,655,764	79,101
		$499,198
Principal Funds, Inc. Institutional Class - 61.21%
Diversified International Fund (a)	31,233,444	413,218
Equity Income Fund (a)	4,646,321	140,830
LargeCap Growth Fund (a)	14,938,330	150,280
LargeCap Value Fund (a)	15,096,174	190,363
Principal Capital Appreciation Fund (a)	3,977,787	246,782
Short-Term Income Fund (a)	2,865,795	35,020
		$1,176,493
TOTAL INVESTMENT COMPANIES		$1,923,669
Total Investments		$1,923,669
Other Assets and Liabilities - (0.08)%		$(1,512)
TOTAL NET ASSETS - 100.00%		$1,922,157

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	48.13%
International Equity Funds	39.15%
Fixed Income Funds	8.58%
Specialty Funds	4.07%
Investment Companies	0.15%
Other Assets and Liabilities	(0.08)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Strategic Growth Portfolio
July 31, 2017 (unaudited)

October 31,		October 31,
Affiliated Securities	2016	2016	Purchases(c)	Purchases(c)	Sales(c)	Sales(c)	July 31, 2017	July 31, 2017
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Fund(a)	30,096,449	$333,385	3,689,844	$45,380	2,552,849	$30,644	31,233,444	$347,363
EDGE MidCap Fund(a)	3,283,838	38,030	153,110	1,875	3,436,948	39,974	—	—
EDGE MidCap Fund(b)	—	—	3,223,152	37,285	13,598	175	3,209,554	37,121
Equity Income Fund(a)	7,689,136	112,385	247,886	7,041	3,290,701	95,614	4,646,321	65,934
Global Multi-Strategy Fund(a)	3,244,255	35,453	17,207	189	3,261,462	35,679	—	—
Global Multi-Strategy Fund(b)	—	—	2,980,119	32,558	30,953	349	2,949,166	32,218
Global Real Estate Securities Fund(b)	—	—	9,200,076	77,496	62,450	576	9,137,626	76,907
Global Real Estate Securities Fund(a)	7,534,679	63,485	2,251,758	19,601	9,786,437	82,755	—	—
International Small Company Fund(a)	3,561,614	35,037	164,618	1,836	3,726,232	36,965	—	—
International Small Company Fund(b)	—	—	3,351,028	33,003	45,067	524	3,305,961	32,493
LargeCap Growth Fund(a)	22,176,298	153,356	3,370,976	29,129	10,608,944	97,913	14,938,330	89,822
LargeCap Value Fund(a)	16,923,724	188,573	801,198	9,719	2,628,748	32,098	15,096,174	164,779
Multi-Manager Equity Long/Short	3,967,901	39,102	583,860	5,927	312,147	3,228	4,239,614	41,864
Fund(b)
Origin Emerging Markets Fund(b)	—	—	11,268,783	101,715	114,465	1,205	11,154,318	100,575
Origin Emerging Markets Fund(a)	13,791,097	127,111	169,909	1,400	13,961,006	127,638	—	—
Principal Active Global Dividend	—	—	3,486,000	87,450	—	—	3,486,000	87,450
Income ETF
Principal Capital Appreciation Fund(a)	4,636,762	175,180	485,847	27,746	1,144,822	68,128	3,977,787	136,433
Principal Edge Active Income ETF	1,859,800	72,413	—	—	—	—	1,859,800	72,413
Principal US Small Cap Index ETF	2,195,700	54,599	446,000	12,537	—	—	2,641,700	67,136
Real Estate Debt Income Fund(b)	—	—	5,509,540	52,748	117,667	1,134	5,391,873	51,617
Real Estate Debt Income Fund(a)	1,855,959	17,818	3,773,765	36,069	5,629,724	53,887	—	—
Short-Term Income Fund(a)	—	—	2,967,480	36,057	101,685	1,241	2,865,795	34,819
Small-MidCap Dividend Income	5,612,929	61,433	109,821	1,767	5,722,750	65,576	—	—
Fund(a)
Small-MidCap Dividend Income	—	—	4,676,432	48,653	20,668	349	4,655,764	48,338
Fund(b)
		$1,507,360		$707,181		$775,652		$1,487,282

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Diversified International Fund(a)		$5,597			$(758)			$—
EDGE MidCap Fund(a)		1,722			69			39
EDGE MidCap Fund(b)		—			11			—
Equity Income Fund(a)		3,040			42,122			3,761
Global Multi-Strategy Fund(a)		53			37			—
Global Multi-Strategy Fund(b)		—			9			—
Global Real Estate Securities Fund(b)		—			(13)			—
Global Real Estate Securities Fund(a)		1,871			(331)			189
International Small Company Fund(a)		99			92			—
International Small Company Fund(b)		—			14			—
LargeCap Growth Fund(a)		1,230			5,250			27,474
LargeCap Value Fund(a)		4,800			(1,415)			4,556
Multi-Manager Equity Long/Short Fund(b)		295			63			—
Origin Emerging Markets Fund(b)		—			65			—
Origin Emerging Markets Fund(a)		989			(873)			—
Principal Active Global Dividend Income
ETF		440			—			—
Principal Capital Appreciation Fund(a)		3,903			1,635			23,225
Principal Edge Active Income ETF		2,864			—			—
Principal US Small Cap Index ETF		579			—			—
Real Estate Debt Income Fund(b)		303			3			—
Real Estate Debt Income Fund(a)		738			—			1
Short-Term Income Fund(a)		267			3			—
Small-MidCap Dividend Income Fund(a)		1,679			2,376			—
Small-MidCap Dividend Income Fund(b)		—			34			—
		$30,469			$48,393			$59,245
Amounts in thousands except shares

(a)	Institutional Class
(b)	Class R-6
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes

Schedule of Investments Short-Term Income Fund July 31, 2017 (unaudited)

INVESTMENT COMPANIES - 0.93%	Shares Held	Value (000's)			Principal
Money Market Funds - 0.93%			BONDS (continued)		Amount (000's) Value (000's)
Morgan Stanley Institutional Liquidity Funds -	38,466,527	$38,467	Automobile Asset Backed Securities (continued)
Government Portfolio			Capital Auto Receivables Asset Trust 2016-3
			1.36%, 04/22/2019(a)		$2,317	$2,316
TOTAL INVESTMENT COMPANIES		$38,467	CPS Auto Receivables Trust 2013-A
	Principal		1.31%, 06/15/2020(a),(b)		2,931	2,925
BONDS - 99.43%	Amount (000's)	Value (000's)	CPS Auto Receivables Trust 2013-B
Aerospace & Defense - 1.14%			1.82%, 09/15/2020(a),(b)		1,930	1,929
Lockheed Martin Corp			CPS Auto Receivables Trust 2013-C
1.85%, 11/23/2018	$6,500	$6,520	4.30%, 08/15/2019(b)		6,250	6,312
Rockwell Collins Inc			CPS Auto Receivables Trust 2013-D
1.95%, 07/15/2019	5,000	5,014	3.97%, 11/15/2019(a),(b)		1,000	1,010
2.80%, 03/15/2022	9,500	9,631	CPS Auto Receivables Trust 2014-C
3.20%, 03/15/2024	6,750	6,895	1.31%, 02/15/2019(a),(b)		240	240
United Technologies Corp			2.67%, 08/17/2020(b)		4,000	4,016
1.50%, 11/01/2019	9,600	9,571	3.77%, 08/17/2020(b)		4,330	4,401
1.90%, 05/04/2020	9,400	9,433	CPS Auto Receivables Trust 2014-D
		$47,064	1.49%, 04/15/2019(b)		374	374
Airlines - 0.94%			CPS Auto Receivables Trust 2015-A
			2.79%, 02/16/2021(a),(b)		10,330	10,405
American Airlines 2013-2 Class A Pass
Through Trust			CPS Auto Receivables Trust 2015-C
			1.77%, 06/17/2019(b)		2,016	2,017
4.95%, 07/15/2024	14,345	15,401	2.55%, 02/18/2020(b)		3,580	3,596
Continental Airlines 2009-2 Class A Pass
Through Trust			CPS Auto Receivables Trust 2016-B
			2.07%, 11/15/2019(b)		2,234	2,237
7.25%, 11/10/2019	6,509	7,205
			CPS Auto Receivables Trust 2016-C
Delta Air Lines 2009-1 Class A Pass Through			1.62%, 01/15/2020(b)		9,858	9,853
Trust
7.75%, 06/17/2021	10,041	11,045	CPS Auto Receivables Trust 2017-B
			1.75%, 07/15/2020(a),(b)		13,452	13,448
Delta Air Lines 2012-1 Class A Pass Through
Trust			CPS Auto Trust
			1.50%, 06/15/2020(a),(b)		6,256	6,244
4.75%, 11/07/2021	4,718	4,954	1.68%, 08/17/2020(a),(b)		12,719	12,706
		$38,605
Automobile Asset Backed Securities - 9.61%			Ford Credit Auto Owner Trust 2015-REV2
			2.44%, 01/15/2027(a),(b)		12,327	12,489
AmeriCredit Automobile Receivables 2015-4
1.26%, 04/08/2019	316	316	Ford Credit Auto Owner Trust 2016-REV2
			2.03%, 12/15/2027(b)		14,000	13,927
3.72%, 12/08/2021	6,390	6,528
			Ford Credit Auto Owner Trust/Ford Credit
AmeriCredit Automobile Receivables 2016-1			2.62%, 08/15/2028(b)		11,500	11,657
1.52%, 06/10/2019	1,285	1,285
AmeriCredit Automobile Receivables Trust			Ford Credit Auto Owner Trust/Ford Credit
2013-5			2014-RE	V1
			2.26%, 11/15/2025(a),(b)		11,327	11,423
2.29%, 11/08/2019	3,210	3,216
2.86%, 12/09/2019(a)	14,920	15,044	Santander Drive Auto Receivables Trust 2013-
AmeriCredit Automobile Receivables Trust			1
2014-1			2.27%, 01/15/2019		5,541	5,545
2.15%, 03/09/2020(a)	2,400	2,406	Santander Drive Auto Receivables Trust 2013-
2.54%, 06/08/2020(a)	10,500	10,571	3
AmeriCredit Automobile Receivables Trust			2.42%, 04/15/2019		2,300	2,305
2014-2			Santander Drive Auto Receivables Trust 2013-
2.18%, 06/08/2020	3,400	3,412	5
			2.25%, 06/17/2019(a)		790	791
2.57%, 07/08/2020(a)	9,400	9,472
			2.73%, 10/15/2019(a)		6,800	6,843
AmeriCredit Automobile Receivables Trust
2014-3			Santander Drive Auto Receivables Trust 2014-
2.58%, 09/08/2020(a)	3,200	3,223	1
AmeriCredit Automobile Receivables Trust			2.36%, 04/15/2020		5,464	5,474
2015-2			2.91%, 04/15/2020		3,500	3,530
3.00%, 06/08/2021	3,000	3,029	Santander Drive Auto Receivables Trust 2014-
			2
AmeriCredit Automobile Receivables Trust			2.76%, 02/18/2020(a)		3,600	3,634
2015-3
2.73%, 03/08/2021	8,300	8,400	Santander Drive Auto Receivables Trust 2014-
			3
Americredit Automobile Receivables Trust			2.13%, 08/17/2020(a)		5,233	5,241
2016-4
1.34%, 04/08/2020	9,079	9,069	2.65%, 08/17/2020		2,770	2,791
Capital Auto Receivables Asset Trust 2013-2			Santander Drive Auto Receivables Trust 2014-
3.30%, 06/20/2019	4,655	4,659	5
Capital Auto Receivables Asset Trust 2014-1			2.46%, 06/15/2020		5,000	5,019
2.22%, 01/22/2019	3,846	3,848	Santander Drive Auto Receivables Trust 2015-
2.84%, 04/22/2019	11,600	11,639	1
Capital Auto Receivables Asset Trust 2014-2			2.57%, 04/15/2021		16,195	16,284
2.03%, 12/20/2018	3,553	3,553	Santander Drive Auto Receivables Trust 2015-
2.41%, 05/20/2019	1,950	1,954	2
			2.44%, 04/15/2021(a)		13,400	13,471
Capital Auto Receivables Asset Trust 2015-2
2.29%, 05/20/2020(a)	7,000	7,031	3.02%, 04/15/2021		6,420	6,498
Capital Auto Receivables Asset Trust 2016-2			Santander Drive Auto Receivables Trust 2016-
1.32%, 01/22/2019(a)	4,215	4,214	3
			1.34%, 11/15/2019		6,536	6,533

See accompanying notes

Schedule of Investments Short-Term Income Fund July 31, 2017 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Automobile Asset Backed Securities (continued)			Banks (continued)
TCF Auto Receivables Owner Trust 2016-			Branch Banking & Trust Co
PT1			2.10%, 01/15/2020	$14,400	$14,487
1.93%, 06/15/2022(a),(b)	$18,679	$18,665	2.63%, 01/15/2022	14,400	14,614
Westlake Automobile Receivables Trust 2015-			Capital One NA/Mclean VA
1			1.65%, 02/05/2018	9,327	9,323
2.29%, 11/16/2020(b)	7,530	7,538	1.85%, 09/13/2019	9,500	9,447
Westlake Automobile Receivables Trust 2015-			2.00%, 09/13/2019(a)	9,500	9,541
2			3 Month LIBOR + 0.77%
2.45%, 01/15/2021(b)	6,750	6,765	2.46%, 01/30/2023(a)	14,400	14,503
Westlake Automobile Receivables Trust 2016-			3 Month LIBOR + 1.15%
1			Citigroup Inc
1.82%, 01/15/2019(b)	1,568	1,569	1.67%, 08/14/2017(a)	8,000	8,001
Westlake Automobile Receivables Trust 2016-			3 Month LIBOR + 0.49%
2			1.70%, 04/27/2018	13,990	13,991
1.57%, 06/17/2019(b)	7,111	7,111	2.27%, 04/25/2022(a)	19,800	19,923
Westlake Automobile Receivables Trust 2016-			3 Month LIBOR + 0.96%
3			2.28%, 05/17/2024(a)	4,750	4,760
2.07%, 12/15/2021(a),(b)	11,400	11,380	3 Month LIBOR + 1.10%
Westlake Automobile Receivables Trust 2017-			2.63%, 09/01/2023(a)	10,000	10,218
1			3 Month LIBOR + 1.43%
1.78%, 04/15/2020(a),(b)	8,000	8,010	2.70%, 03/30/2021	14,100	14,244
2.30%, 10/17/2022(a),(b)	5,000	5,000	Fifth Third Bancorp
		$396,391	2.60%, 06/15/2022	19,200	19,168
Automobile Floor Plan Asset Backed Securities - 0.49%			Fifth Third Bank/Cincinnati OH
Ally Master Owner Trust			1.63%, 09/27/2019	4,750	4,727
1.66%, 06/15/2022(a)	4,000	4,005	2.25%, 06/14/2021	7,700	7,699
1 Month LIBOR + 0.43%			2.30%, 03/15/2019	7,600	7,670
Ford Credit Floorplan Master Owner Trust A			Goldman Sachs Group Inc/The
1.69%, 11/15/2021(a)	16,300	16,348	2.30%, 12/13/2019	9,600	9,655
1 Month LIBOR + 0.46%			2.42%, 04/26/2022(a)	25,000	25,250
		$20,353	3 Month LIBOR + 1.11%
Automobile Manufacturers - 1.76%			2.47%, 04/23/2020(a)	23,990	24,415
Daimler Finance North America LLC			3 Month LIBOR + 1.16%
1.38%, 08/01/2017(b)	6,664	6,664	2.60%, 04/23/2020	9,600	9,731
1.75%, 10/30/2019(b)	6,650	6,609	3.00%, 04/26/2022	19,200	19,454
Ford Motor Credit Co LLC			ING Groep NV
2.02%, 05/03/2019	9,600	9,601	2.45%, 03/29/2022(a)	9,750	9,899
2.56%, 03/28/2022(a)	5,000	5,036	3 Month LIBOR + 1.15%
3 Month LIBOR + 1.27%			3.15%, 03/29/2022	6,800	6,960
3.34%, 03/28/2022	4,500	4,577	JPMorgan Chase & Co
PACCAR Financial Corp			2.21%, 04/25/2023(a)	38,500	38,650
1.45%, 03/09/2018	6,664	6,667	3 Month LIBOR + 0.90%
2.20%, 09/15/2019	9,327	9,399	2.30%, 08/15/2021	9,500	9,491
Toyota Motor Credit Corp			2.54%, 10/24/2023(a)	15,000	15,291
1.20%, 04/06/2018	9,600	9,587	3 Month LIBOR + 1.23%
2.10%, 01/17/2019	4,800	4,842	4.25%, 10/15/2020	22,250	23,723
2.60%, 01/11/2022	9,600	9,801	JPMorgan Chase Bank NA
		$72,783	6.00%, 10/01/2017	29,480	29,698
Banks - 22.33%			KeyBank NA/Cleveland OH
Bank of America Corp			1.70%, 06/01/2018	6,500	6,509
2.47%, 01/20/2023(a)	38,000	38,443	2.35%, 03/08/2019	16,350	16,493
3 Month LIBOR + 1.16%			2.40%, 06/09/2022	9,600	9,588
2.50%, 10/21/2022	12,000	11,882	KeyCorp
2.60%, 01/15/2019	12,000	12,123	5.10%, 03/24/2021	10,000	10,976
2.63%, 10/19/2020	15,750	15,978	Morgan Stanley
2.88%, 04/24/2023(a)	14,500	14,576	1.88%, 01/05/2018	4,664	4,669
3 Month LIBOR + 1.02%			2.13%, 04/25/2018	9,750	9,781
			2.71%, 04/21/2021(a)	24,000	24,778
Bank of New York Mellon Corp/The			3 Month LIBOR + 1.40%
2.20%, 05/15/2019	11,327	11,421
2.36%, 10/30/2023(a)	24,500	25,031	2.71%, 10/24/2023(a)	29,000	29,571
3 Month LIBOR + 1.05%			3 Month LIBOR + 1.40%
2.50%, 04/15/2021	5,700	5,759	5.50%, 07/24/2020	9,500	10,375
BB&T Corp			PNC Bank NA
1.83%, 02/01/2019(a)	5,664	5,706	1.54%, 05/19/2020(a)	12,000	12,035
3 Month LIBOR + 0.66%			3 Month LIBOR + 0.36%
1.95%, 04/01/2022(a)	4,900	4,924	1.81%, 07/27/2022(a)	9,600	9,610
3 Month LIBOR + 0.65%			3 Month LIBOR + 0.50%
2.05%, 05/10/2021	9,500	9,464	2.00%, 05/19/2020	9,250	9,258
			2.45%, 07/28/2022	14,400	14,440
			4.88%, 09/21/2017	15,355	15,423
			6.88%, 04/01/2018	4,080	4,216
			State Street Corp
			3.10%, 05/15/2023	7,500	7,668

See accompanying notes

Schedule of Investments Short-Term Income Fund July 31, 2017 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)			Commercial Mortgage Backed Securities (continued)
SunTrust Bank/Atlanta GA			Ginnie Mae (continued)
2.25%, 01/31/2020	$9,600	$9,654	0.78%, 10/16/2054(a),(c)	$66,410	$2,892
2.45%, 08/01/2022	14,400	14,346	0.79%, 10/16/2054(a),(c)	51,428	1,950
7.25%, 03/15/2018	23,149	23,942	0.88%, 10/16/2054(a),(c)	61,274	3,080
SunTrust Banks Inc			0.89%, 02/16/2055(a),(c)	71,203	2,465
2.90%, 03/03/2021	12,500	12,733	0.91%, 02/16/2048(a),(c)	36,633	1,662
UBS AG/London			0.91%, 01/16/2055(a),(c)	103,160	4,319
1.80%, 06/08/2020(a),(b)	6,750	6,777	0.98%, 09/16/2054(a),(c)	42,492	2,140
3 Month LIBOR + 0.58%			1.11%, 06/16/2045(a),(c)	78,819	4,365
2.20%, 06/08/2020(b)	4,750	4,775	1.12%, 08/16/2042(a),(c)	81,054	4,414
UBS Group Funding Switzerland AG			1.16%, 02/16/2046(a),(c)	76,530	4,472
2.41%, 05/23/2023(a),(b)	3,000	3,047	1.26%, 10/16/2051(a),(c)	3,914	259
3 Month LIBOR + 1.22%			1.37%, 12/16/2036(a),(c)	59,438	3,388
3.49%, 05/23/2023(b)	9,700	9,966	GS Mortgage Securities Trust 2017-GS6
US Bancorp			1.95%, 05/10/2050	14,242	14,228
2.63%, 01/24/2022	9,600	9,738	JPMDB Commercial Mortgage Securities
US Bank NA/Cincinnati OH			Trust 2016-C4
1.79%, 10/28/2019(a)	14,209	14,316	1.54%, 12/15/2049(a)	10,703	10,604
3 Month LIBOR + 0.48%					$65,249
2.00%, 01/24/2020	9,600	9,654	Computers - 1.87%
Wells Fargo & Co			Apple Inc
2.42%, 01/24/2023(a)	19,000	19,259	1.00%, 05/03/2018	4,664	4,651
3 Month LIBOR + 1.11%			1.70%, 02/22/2019	6,747	6,773
2.60%, 07/22/2020	5,000	5,085	1.90%, 02/07/2020	4,800	4,827
Wells Fargo Bank NA			2.32%, 02/23/2021(a)	4,750	4,901
1.65%, 01/22/2018	14,250	14,265	3 Month LIBOR + 1.13%
6.00%, 11/15/2017	8,500	8,606	2.50%, 02/09/2022	9,600	9,731
		$921,393	Dell International LLC / EMC Corp
Beverages - 1.33%			3.48%, 06/01/2019(b)	17,385	17,797
Anheuser-Busch InBev Finance Inc			Hewlett Packard Enterprise Co
2.15%, 02/01/2019	14,414	14,523	2.45%, 10/05/2017	3,074	3,079
3.30%, 02/01/2023	14,500	15,045	2.85%, 10/05/2018	6,650	6,730
Anheuser-Busch InBev Worldwide Inc			International Business Machines Corp
1.86%, 08/01/2018(a)	4,500	4,526	1.95%, 02/12/2019	9,250	9,295
3 Month LIBOR + 0.69%			2.25%, 02/19/2021	9,500	9,574
PepsiCo Inc					$77,358
1.00%, 10/13/2017	4,750	4,747	Consumer Products - 0.23%
1.35%, 10/04/2019	6,400	6,369	Reckitt Benckiser Treasury Services PLC
2.15%, 10/14/2020	9,500	9,589	1.86%, 06/24/2022(a),(b)	9,600	9,623
		$54,799	3 Month LIBOR + 0.56%
Biotechnology - 1.28%
Amgen Inc			Cosmetics & Personal Care - 0.18%
2.20%, 05/22/2019	9,327	9,406	Procter & Gamble Co/The
2.20%, 05/11/2020	4,800	4,843	1.70%, 11/03/2021	7,700	7,635
2.65%, 05/11/2022	9,600	9,709
Biogen Inc			Credit Card Asset Backed Securities - 1.15%
2.90%, 09/15/2020	14,000	14,369	Cabela's Credit Card Master Note Trust
Gilead Sciences Inc			1.68%, 07/15/2022(a)	18,364	18,435
1.85%, 09/04/2018	4,750	4,767	1 Month LIBOR + 0.45%
1.95%, 03/01/2022	4,750	4,697	1.88%, 08/16/2021(a),(b)	9,745	9,789
2.55%, 09/01/2020	4,750	4,848	1 Month LIBOR + 0.65%
		$52,639	Capital One Multi-Asset Execution Trust
Chemicals - 1.43%			1.74%, 09/16/2024(a)	19,200	19,354
Air Liquide Finance SA			1 Month LIBOR + 0.51%
1.75%, 09/27/2021(b)	6,750	6,601			$47,578
Airgas Inc			Diversified Financial Services - 0.49%
1.65%, 02/15/2018	12,592	12,603	GE Capital International Funding Co
Chevron Phillips Chemical Co LLC / Chevron			Unlimited Co
Phillips Chemical Co LP			2.34%, 11/15/2020	10,000	10,107
1.70%, 05/01/2018(b)	9,495	9,505	GTP Acquisition Partners I LLC
2.45%, 05/01/2020(b)	4,832	4,867	2.35%, 06/15/2045(b)	10,100	10,000
Westlake Chemical Corp					$20,107
4.63%, 02/15/2021	10,760	11,137	Electric - 4.94%
4.88%, 05/15/2023	13,900	14,456	Alabama Power Co
		$59,169	2.45%, 03/30/2022	14,250	14,342
Commercial Mortgage Backed Securities - 1.58%			Black Hills Corp
Ginnie Mae			2.50%, 01/11/2019	10,200	10,277
0.65%, 09/16/2055(a),(c)	30,672	1,324	Dominion Energy Inc
0.76%, 06/16/2055(a),(c)	39,211	1,637	1.40%, 09/15/2017	9,327	9,327
0.77%, 01/16/2054(a),(c)	45,312	2,050	2.58%, 07/01/2020(a)	4,800	4,845
			2.96%, 07/01/2019(a)	15,100	15,370

See accompanying notes

Schedule of Investments Short-Term Income Fund July 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Electric (continued)			Hand & Machine Tools - 0.35%
Duke Energy Florida LLC			Stanley Black & Decker Inc
1.85%, 01/15/2020	$9,600	$9,608	1.62%, 11/17/2018	$14,400	$14,390
3.10%, 08/15/2021	5,750	5,950
Emera US Finance LP			Healthcare - Products - 0.59%
2.70%, 06/15/2021	6,700	6,742	Medtronic Global Holdings SCA
Exelon Corp			1.70%, 03/28/2019	14,500	14,521
3.50%, 06/01/2022(a)	19,500	20,191	Medtronic Inc
Fortis Inc/Canada			2.50%, 03/15/2020	9,495	9,659
2.10%, 10/04/2021	16,365	16,146			$24,180
Indiantown Cogeneration LP			Healthcare - Services - 0.46%
9.77%, 12/15/2020	6,046	6,553	Roche Holdings Inc
NextEra Energy Capital Holdings Inc			1.64%, 09/30/2019(a),(b)	9,327	9,374
7.30%, 09/01/2067(a)	11,827	11,910	3 Month LIBOR + 0.34%
3 Month LIBOR + 3.35%			UnitedHealth Group Inc
Public Service Co of New Mexico			1.70%, 02/15/2019	9,500	9,515
7.95%, 05/15/2018	24,440	25,601			$18,889
San Diego Gas & Electric Co			Home Equity Asset Backed Securities - 0.14%
1.91%, 02/01/2022	3,427	3,391	Asset Backed Securities Corp Home Equity
Southern California Edison Co			Loan Trust Series OOMC 2005-HE6
1.85%, 02/01/2022	7,148	7,078	2.00%, 07/25/2035(a)	213	213
Southern Co/The			1 Month LIBOR + 0.77%
1.55%, 07/01/2018	5,800	5,795	Credit Suisse First Boston Mortgage Securities
Talen Energy Supply LLC			Corp
6.50%, 05/01/2018	4,832	4,929	4.80%, 05/25/2035	1,458	1,470
Texas-New Mexico Power Co			Home Equity Asset Trust 2005-4
9.50%, 04/01/2019(b)	5,650	6,321	1.69%, 10/25/2035(a)	531	531
TransAlta Corp			1 Month LIBOR + 0.71%
6.90%, 05/15/2018(a)	18,985	19,688	JP Morgan Mortgage Acquisition Corp 2005-
		$204,064	OPT1
Electronics - 0.71%			1.91%, 06/25/2035(a)	147	147
Fortive Corp			1 Month LIBOR + 0.68%
1.80%, 06/15/2019	3,500	3,478	RASC Series 2005-AHL2 Trust
2.35%, 06/15/2021	6,700	6,678	1.58%, 10/25/2035(a)	1,899	1,892
Honeywell International Inc			1 Month LIBOR + 0.35%
1.85%, 11/01/2021	19,200	18,998	RASC Series 2005-EMX2 Trust
		$29,154	1.74%, 07/25/2035(a)	875	876
Engineering & Construction - 0.47%			1 Month LIBOR + 0.51%
SBA Tower Trust			Terwin Mortgage Trust Series TMTS 2005-
2.88%, 07/10/2046(b),(d),(e)	9,600	9,561	14HE
3.17%, 04/09/2047(b)	9,600	9,662	4.85%, 08/25/2036(a)	592	596
		$19,223	Wells Fargo Home Equity Asset-Backed
Finance - Mortgage Loan/Banker - 9.15%			Securities 2004-2 Trust
Fannie Mae			2.07%, 10/25/2034(a)	153	153
1.00%, 02/26/2019	5,000	4,972	1 Month LIBOR + 0.84%
1.25%, 05/06/2021	30,000	29,548			$5,878
1.25%, 08/17/2021	30,000	29,417	Housewares - 0.27%
1.38%, 02/26/2021	29,000	28,712	Newell Brands Inc
1.38%, 10/07/2021	30,000	29,530	2.60%, 03/29/2019	4,800	4,856
1.50%, 02/28/2020	30,000	29,976	3.85%, 04/01/2023	5,800	6,151
1.50%, 07/30/2020(f)	39,000	38,879			$11,007
1.50%, 11/30/2020	30,000	29,886	Insurance - 6.96%
1.88%, 04/05/2022	48,000	48,015	Berkshire Hathaway Finance Corp
2.00%, 01/05/2022	31,150	31,373	1.62%, 01/10/2020(a)	14,500	14,587
Freddie Mac			3 Month LIBOR + 0.32%
1.13%, 08/12/2021	19,000	18,530	1.70%, 03/15/2019	6,500	6,520
1.38%, 05/01/2020	19,000	18,924	Berkshire Hathaway Inc
2.38%, 01/13/2022	39,000	39,878	2.20%, 03/15/2021	4,600	4,646
		$377,640	2.75%, 03/15/2023	5,500	5,612
Food - 0.81%			Five Corners Funding Trust
Kraft Heinz Foods Co			4.42%, 11/15/2023(b)	19,250	20,930
2.00%, 07/02/2018	4,731	4,744	Hartford Financial Services Group Inc/The
Mondelez International Holdings Netherlands			8.13%, 06/15/2068(a)	26,950	28,230
BV			3 Month LIBOR + 4.60%
1.63%, 10/28/2019(b)	9,500	9,430	MassMutual Global Funding II
1.92%, 10/28/2019(a),(b)	9,500	9,544	1.55%, 10/11/2019(b)	9,650	9,584
3 Month LIBOR + 0.61%			2.00%, 04/15/2021(b)	6,028	5,993
Tyson Foods Inc			2.10%, 08/02/2018(b)	12,995	13,069
1.65%, 05/30/2019(a)	6,750	6,766	2.35%, 04/09/2019(b)	16,700	16,870
3 Month LIBOR + 0.45%			Metropolitan Life Global Funding I
1.76%, 06/02/2020(a)	2,900	2,913	1.50%, 01/10/2018(b)	6,250	6,250
3 Month LIBOR + 0.55%
		$33,397

See accompanying notes

Schedule of Investments Short-Term Income Fund July 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Insurance (continued)			Mortgage Backed Securities (continued)
Metropolitan Life Global Funding			CHL Mortgage Pass-Through Trust 2004-J7
I (continued)			5.00%, 09/25/2019	$251	$254
1.64%, 06/12/2020(a),(b)	$6,750	$6,761	Credit Suisse First Boston Mortgage Securities
3 Month LIBOR + 0.40%			Corp
1.75%, 12/19/2018(b)	9,600	9,597	5.00%, 09/25/2019	39	36
1.95%, 09/15/2021(b)	15,000	14,769	CSFB Mortgage-Backed Pass-Through
2.30%, 04/10/2019(b)	16,827	16,996	Certificates Series 2004-AR4
New York Life Global Funding			2.19%, 05/25/2034(a)	282	278
1.45%, 12/15/2017(b)	4,500	4,499	1 Month LIBOR + 0.96%
1.75%, 06/10/2022(a),(b)	24,000	24,179	CSFB Mortgage-Backed Trust Series 2004-7
3 Month LIBOR + 0.52%			5.00%, 10/25/2019	152	152
1.95%, 02/11/2020(b)	16,941	16,960	Freddie Mac REMICS
2.00%, 04/13/2021(b)	9,600	9,549	1.68%, 06/15/2023(a)	2	2
2.15%, 06/18/2019(b)	12,626	12,711	1 Month LIBOR + 0.45%
Prudential Financial Inc			GSMSC Pass-Through Trust 2009-4R
8.88%, 06/15/2068(a)	36,819	38,899	1.67%, 12/26/2036(a),(b)	869	865
3 Month LIBOR + 5.00%			1 Month LIBOR + 0.45%
		$287,211	JP Morgan Mortgage Trust 2004-A3
Internet - 0.23%			3.43%, 07/25/2034(a)	1,035	1,029
Amazon.com Inc			JP Morgan Mortgage Trust 2004-S1
2.60%, 12/05/2019	9,327	9,505	5.00%, 09/25/2034	681	695
			JP Morgan Mortgage Trust 2016-4
Machinery - Diversified - 0.59%			3.50%, 10/25/2046(b)	16,272	16,686
John Deere Capital Corp			JP Morgan Mortgage Trust 2017-2
1.35%, 01/16/2018	9,327	9,322	3.50%, 05/25/2047(a),(b)	13,247	13,584
2.05%, 03/10/2020	4,650	4,682	MASTR Alternative Loan Trust 2003-9
2.65%, 01/06/2022	10,000	10,198	6.50%, 01/25/2019	210	213
		$24,202	MASTR Asset Securitization Trust 2004-11
Manufactured Housing Asset Backed Securities - 0.00%			5.00%, 12/25/2019	41	42
Conseco Financial Corp			MASTR Asset Securitization Trust 2004-9
7.70%, 09/15/2026	63	65	5.00%, 09/25/2019	137	138
			PHH Mortgage Trust Series 2008-CIM1
Media - 0.64%			5.22%, 06/25/2038	2,014	1,978
Time Warner Cable LLC			1 Month LIBOR + 2.25%
8.25%, 04/01/2019	9,495	10,446	Prime Mortgage Trust 2005-2
			5.25%, 07/25/2020(a)	490	496
Walt Disney Co/The
1.95%, 03/04/2020	9,500	9,542	Provident Funding Mortgage Loan Trust 2005-
2.30%, 02/12/2021	6,500	6,584	1
			1.81%, 05/25/2035(a)	3,011	2,910
		$26,572	1 Month LIBOR + 0.58%
Mining - 0.55%
Glencore Finance Canada Ltd			RALI Series 2003-QS23 Trust
2.70%, 10/25/2017(a),(b)	14,159	14,187	5.00%, 12/26/2018	409	409
Glencore Funding LLC			RALI Series 2004-QS3 Trust
4.13%, 05/30/2023(b)	8,300	8,645	5.00%, 03/25/2019	240	228
			RBSSP Resecuritization Trust 2009-7
		$22,832	1.40%, 06/26/2037(a),(b)	633	613
Miscellaneous Manufacturers - 1.01%			1 Month LIBOR + 0.40%
General Electric Co			Sequoia Mortgage Trust 2013-4
5.50%, 01/08/2020	11,500	12,521	1.55%, 04/25/2043(a)	9,335	9,086
Ingersoll-Rand Global Holding Co Ltd			Sequoia Mortgage Trust 2013-8
6.88%, 08/15/2018	9,100	9,573	2.25%, 06/25/2043(a)	6,015	5,817
Siemens Financieringsmaatschappij NV
1.86%, 03/16/2022(a),(b)	9,750	9,844	Sequoia Mortgage Trust 2017-1
3 Month LIBOR + 0.61%			3.50%, 02/25/2047(b)	13,499	13,809

2.20%, 03/16/2020(b)	9,650	9,741	Sequoia Mortgage Trust 2017-2
			3.50%, 03/25/2047(b)	6,539	6,697
		$41,679	Sequoia Mortgage Trust 2017-3
Mortgage Backed Securities - 2.73%			3.50%, 04/25/2047(b)	13,422	13,721
Adjustable Rate Mortgage Trust 2005-5			Springleaf Mortgage Loan Trust 2013-2
1.52%, 09/25/2035(a)	2,402	2,384	1.78%, 12/25/2065(b)	2,886	2,881
1 Month LIBOR + 0.29%			3.52%, 12/25/2065(a),(b)	14,969	14,940
Alternative Loan Trust 2004-J8			WaMu Mortgage Pass-Through Certificates
6.00%, 02/25/2017	48	49	Series 2003-S8 Trust
Banc of America Funding 2004-1 Trust			5.00%, 09/25/2018	26	26
5.25%, 02/25/2019	158	162			$112,688
Banc of America Funding 2004-3 Trust			Oil & Gas - 1.95%
4.75%, 09/25/2019	156	156	BP Capital Markets PLC
BCAP LLC 2011-RR11 Trust			2.75%, 05/10/2023	6,500	6,543
3.64%, 03/26/2035(a),(b)	1,563	1,566
12 Month LIBOR + 1.95%			4.75%, 03/10/2019	10,327	10,823
			Chevron Corp
CHL Mortgage Pass-Through Trust 2003-46			1.70%, 03/03/2022(a)	6,750	6,789
3.14%, 01/19/2034(a)	762	764	3 Month LIBOR + 0.48%
CHL Mortgage Pass-Through Trust 2004-J1
4.50%, 01/25/2019(a)	22	22

See accompanying notes

Schedule of Investments
Short-Term Income Fund
July 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)			Other Asset Backed Securities (continued)
Chevron Corp (continued)			Verizon Owner Trust 2017-1
1.72%, 06/24/2018	$12,125	$12,150	2.06%, 09/20/2021(b)	$9,500	$9,539
2.90%, 03/03/2024	4,750	4,819	Verizon Owner Trust 2017-2
Phillips 66			1.92%, 12/20/2021(a),(b)	15,000	15,013
1.95%, 04/15/2019(a),(b)	4,850	4,860			$213,308
3 Month LIBOR + 0.65%			Pharmaceuticals - 1.02%
2.05%, 04/15/2020(a),(b)	4,850	4,860	AbbVie Inc
3 Month LIBOR + 0.75%			1.80%, 05/14/2018	4,798	4,805
Shell International Finance BV			2.30%, 05/14/2021	4,800	4,803
2.13%, 05/11/2020	11,495	11,588	2.50%, 05/14/2020	6,664	6,769
2.38%, 08/21/2022	12,700	12,745	Allergan Funding SCS
Total Capital International SA			2.35%, 03/12/2018	11,995	12,045
1.75%, 08/10/2018(a)	5,430	5,457	Mead Johnson Nutrition Co
3 Month LIBOR + 0.57%			3.00%, 11/15/2020	4,750	4,895
		$80,634	Merck & Co Inc
Other Asset Backed Securities - 5.17%			1.10%, 01/31/2018	8,827	8,817
Ameriquest Mortgage Securities Inc Asset-					$42,134
Backed Pass-Through Ctfs Ser 2005-R1			Pipelines - 2.52%
1.91%, 03/25/2035(a)	25	25	Buckeye Partners LP
1 Month LIBOR + 0.68%			2.65%, 11/15/2018	11,316	11,381
Drug Royalty II LP 2			4.15%, 07/01/2023	11,300	11,761
3.48%, 07/15/2023(a),(b)	6,168	6,116	Columbia Pipeline Group Inc
Drug Royalty III LP 1			2.45%, 06/01/2018	4,832	4,854
3.60%, 04/15/2027(b)	4,152	4,143	3.30%, 06/01/2020	8,322	8,548
3.72%, 04/15/2027(a),(b)	4,152	4,152	Florida Gas Transmission Co LLC
3 Month LIBOR + 2.50%			7.90%, 05/15/2019(b)	10,271	11,272
3.98%, 04/15/2027(a),(b)	4,923	4,940	Hiland Partners Holdings LLC / Hiland
MVW Owner Trust 2015-1			Partners Finance Corp
2.52%, 12/20/2032(a),(b)	13,044	12,987	5.50%, 05/15/2022(b)	7,200	7,497
MVW Owner Trust 2016-1			TransCanada PipeLines Ltd
2.25%, 12/20/2033(b)	7,686	7,601	3.39%, 05/15/2067(a)	19,000	17,860
OneMain Financial Issuance Trust 2014-1			3 Month LIBOR + 2.21%
2.43%, 06/18/2024(a),(b)	1,693	1,693	Williams Partners LP / ACMP Finance Corp
OneMain Financial Issuance Trust 2014-2			4.88%, 03/15/2024	29,270	30,666
2.47%, 09/18/2024(b)	4,494	4,501			$103,839
OneMain Financial Issuance Trust 2015-2			REITS - 1.54%
2.57%, 07/18/2025(b)	15,444	15,460	Alexandria Real Estate Equities Inc
PFS Financing Corp			2.75%, 01/15/2020	11,990	12,113
1.81%, 03/15/2021(a),(b)	20,250	20,263	American Tower Trust #1
1 Month LIBOR + 0.58%			1.55%, 03/15/2043(b)	11,396	11,377
1.83%, 10/15/2019(a),(b)	20,640	20,652	Digital Realty Trust LP
1 Month LIBOR + 0.60%			3.40%, 10/01/2020	6,700	6,907
1.85%, 04/15/2020(a),(b)	9,847	9,861	Healthcare Realty Trust Inc
1 Month LIBOR + 0.62%			5.75%, 01/15/2021	6,997	7,698
1.87%, 10/15/2021(a),(b)	5,500	5,479	Hospitality Properties Trust
PFS Tax Lien Trust 2014-1			4.50%, 06/15/2023	4,800	5,075
1.44%, 05/15/2029(a),(b)	3,365	3,341	Kimco Realty Corp
RAAC Series 2006-RP2 Trust			4.30%, 02/01/2018	6,664	6,704
1.48%, 02/25/2037(a),(b)	655	651	WEA Finance LLC / Westfield UK & Europe
1 Month LIBOR + 0.25%			Finance PLC
Securitized Asset Backed Receivables LLC			1.75%, 09/15/2017(b)	7,400	7,401
Trust 2005-OP2			Welltower Inc
1.55%, 10/25/2035(a)	2,948	2,943	4.95%, 01/15/2021	5,960	6,435
1 Month LIBOR + 0.32%					$63,710
Soundview Home Loan Trust 2005-CTX1			Retail - 1.25%
1.65%, 11/25/2035(a)	92	92	Costco Wholesale Corp
1 Month LIBOR + 0.42%			2.15%, 05/18/2021	19,200	19,298
Structured Asset Investment Loan Trust 2005-			Home Depot Inc/The
4			1.80%, 06/05/2020	11,500	11,548
1.89%, 05/25/2035(a)	1,134	1,136	2.00%, 04/01/2021	4,800	4,806
1 Month LIBOR + 0.66%			McDonald's Corp
Trafigura Securitisation Finance PLC 2014-1			2.63%, 01/15/2022	7,250	7,345
2.18%, 10/15/2018(a),(b)	8,829	8,826	2.75%, 12/09/2020	8,256	8,474
1 Month LIBOR + 0.95%					$51,471
Trafigura Securitisation Finance PLC 2017-1			Savings & Loans - 0.00%
2.07%, 12/15/2020(a),(b),(d),(e)	17,000	17,000
1 Month LIBOR + 0.85%			Washington Mutual Bank / Henderson NV
			0.00%, 01/15/2013(d),(e),(g)	1,200	—
Verizon Owner Trust 2016-1
1.42%, 01/20/2021(a),(b)	8,500	8,460
			Semiconductors - 0.94%
Verizon Owner Trust 2016-2
1.68%, 05/20/2021(a),(b)	28,500	28,434	Broadcom Corp / Broadcom Cayman Finance
			Ltd
			2.38%, 01/15/2020(b)	14,400	14,486

See accompanying notes

Schedule of Investments
Short-Term Income Fund
July 31, 2017 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Semiconductors (continued)			Student Loan Asset Backed Securities (continued)
Broadcom Corp / Broadcom Cayman Finance			SLM Private Credit Student Loan Trust 2006-
Ltd (continued)			B
3.00%, 01/15/2022(b)	$4,800	$4,873	1.45%, 12/15/2039(a)	$8,743	$8,301
QUALCOMM Inc			3 Month LIBOR + 0.20%
1.85%, 05/20/2019	9,600	9,641	SLM Private Education Loan Trust 2013-A
2.04%, 01/30/2023(a)	9,750	9,800	1.77%, 05/17/2027(b)	8,794	8,800
3 Month LIBOR + 0.73%			SLM Private Education Loan Trust 2013-B
		$38,800	1.85%, 06/17/2030(a),(b)	11,664	11,677
Software - 1.05%			1.88%, 07/15/2022(a),(b)	266	266
Microsoft Corp			1 Month LIBOR + 0.65%
1.10%, 08/08/2019	9,500	9,423	SLM Private Education Loan Trust 2014-A
1.30%, 11/03/2018	4,750	4,746	1.83%, 07/15/2022(a),(b)	74	74
1.85%, 02/12/2020	14,600	14,663	1 Month LIBOR + 0.60%
Oracle Corp			SMB Private Education Loan Trust 2016-C
1.90%, 09/15/2021	4,800	4,778	1.78%, 11/15/2023(a),(b)	14,667	14,704
2.25%, 10/08/2019	4,750	4,812	1 Month LIBOR + 0.55%
5.75%, 04/15/2018	4,664	4,801	SMB Private Education Loan Trust 2017-A
			1.68%, 06/17/2024(a),(b)	11,907	11,926
		$43,223	1 Month LIBOR + 0.45%
Student Loan Asset Backed Securities - 5.08%
AccessLex Institute					$209,725
2.43%, 07/01/2038(a)	1,588	1,589	Telecommunications - 2.16%
T3M + 1.20%			AT&T Inc
KeyCorp Student Loan Trust 2000-A			2.20%, 02/14/2023(a),(f)	6,750	6,771
1.51%, 05/25/2029(a)	1,833	1,784	3 Month LIBOR + 0.89%
3 Month LIBOR + 0.32%			2.45%, 06/30/2020	11,000	11,084
Keycorp Student Loan Trust 2000-b			3.60%, 02/17/2023	11,000	11,379
1.62%, 07/25/2029(a)	21,854	21,339	Cisco Systems Inc
3 Month LIBOR + 0.31%			2.20%, 02/28/2021	4,750	4,791
KeyCorp Student Loan Trust 2003-A			4.95%, 02/15/2019	9,500	9,988
1.84%, 01/25/2037(a)	17,812	17,157	Crown Castle Towers LLC
3 Month LIBOR + 0.53%			4.88%, 08/15/2040(b)	8,415	8,970
KeyCorp Student Loan Trust 2004-A			Sprint Spectrum Co LLC / Sprint Spectrum Co
1.85%, 01/27/2042(a)	10,899	10,888	II LLC / Sprint Spectrum Co III LLC
3 Month LIBOR + 0.53%			3.36%, 03/20/2023(b)	21,750	22,048
KeyCorp Student Loan Trust 2006-A			Verizon Communications Inc
1.60%, 09/27/2035(a)	18,186	18,100	1.72%, 05/22/2020(a)	4,800	4,810
3 Month LIBOR + 0.31%			3 Month LIBOR + 0.55%
Navient Private Education Loan Trust 2014-			2.95%, 03/15/2022	9,250	9,345
CT					$89,186
1.93%, 09/16/2024(a),(b)	9,046	9,048	Transportation - 0.34%
1 Month LIBOR + 0.70%			Ryder System Inc
SLC Private Student Loan Trust 2006-A			2.25%, 09/01/2021	4,800	4,774
1.47%, 07/15/2036(a)	8,333	8,333	2.45%, 11/15/2018	8,995	9,055
3 Month LIBOR + 0.17%					$13,829
SLM Private Credit Student Loan Trust 2002-			TOTAL BONDS		$4,103,181
A			U.S. GOVERNMENT & GOVERNMENT	Principal
1.80%, 12/16/2030(a)	10,342	10,267	AGENCY OBLIGATIONS - 0.02%	Amount (000's) Value (000's)
3 Month LIBOR + 0.55%			Federal Home Loan Mortgage Corporation (FHLMC) - 0.00%
SLM Private Credit Student Loan Trust 2004-			2.93%, 11/01/2021(a)	$2	$2
A			U.S. Treasury 1-Year Note + 2.12%
1.65%, 06/15/2033(a)	2,115	2,052	2.99%, 09/01/2035(a)	68	71
3 Month LIBOR + 0.40%			U.S. Treasury 1-Year Note + 2.25%
SLM Private Credit Student Loan Trust 2004-			7.00%, 12/01/2022	80	82
B					$155
1.58%, 03/15/2024(a)	13,734	13,644	Federal National Mortgage Association (FNMA) - 0.02%
3 Month LIBOR + 0.33%			2.55%, 11/01/2022(a)	2	2
SLM Private Credit Student Loan Trust 2005-			U.S. Treasury 1-Year Note + 2.05%
B			2.82%, 10/01/2035(a)	245	259
1.52%, 12/15/2023(a)	6,750	6,749	12 Month LIBOR + 1.52%
3 Month LIBOR + 0.27%			2.90%, 02/01/2037(a)	110	116
SLM Private Credit Student Loan Trust 2006-			U.S. Treasury 1-Year Note + 2.13%
A			2.91%, 11/01/2032(a)	30	31
1.44%, 12/15/2023(a)	750	748	U.S. Treasury 1-Year Note + 2.29%
3 Month LIBOR + 0.19%			3.13%, 12/01/2032(a)	52	54
1.54%, 06/15/2039(a)	34,000	32,279	12 Month LIBOR + 1.58%
3 Month LIBOR + 0.29%			3.17%, 08/01/2034(a)	48	51
			12 Month LIBOR + 1.63%
			3.20%, 07/01/2034(a)	124	131
			12 Month LIBOR + 1.65%
			3.25%, 07/01/2034(a)	26	27
			12 Month LIBOR + 1.65%

See accompanying notes

		Schedule of Investments
		Short-Term Income Fund
		July 31, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)
3.36%, 02/01/2035(a)	$18	$19
6 Month LIBOR + 2.07%
3.38%, 01/01/2035(a)	68	72
12 Month LIBOR + 1.75%
4.14%, 11/01/2035(a)	5	6
Monthly Cost of Funds 11 + 1.27%
5.60%, 04/01/2019(a)	1	1
Monthly Cost of Funds 11 + 1.25%
7.50%, 10/01/2029	3	3
8.00%, 05/01/2027	2	2
10.00%, 05/01/2022	1	1
		$775
Government National Mortgage Association (GNMA) - 0.00%
9.00%, 04/20/2025	1	1
10.00%, 01/15/2019	6	6
		$7
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$937
Total Investments		$4,142,585
Other Assets and Liabilities - (0.38)%		$(15,735)
TOTAL NET ASSETS - 100.00%		$4,126,850

(a)	Variable Rate. Rate shown is in effect at July 31, 2017.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,036,906 or 25.13% of net assets.
(c)	Security is an Interest Only Strip
(d)	The value of these investments was determined using significant unobservable inputs.
(e)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $26,561 or 0.64% of net assets.
(f)	Security purchased on a when-issued basis.
(g)	Non-Income Producing Security

Portfolio Summary (unaudited)

Sector	Percent
Financial	31.32%
Asset Backed Securities	21.64%
Government	9.15%
Consumer, Non-cyclical	5.90%
Utilities	4.94%
Industrial	4.61%
Energy	4.47%
Mortgage Securities	4.33%
Consumer, Cyclical	4.22%
Technology	3.86%
Communications	3.03%
Basic Materials	1.98%
Investment Companies	0.93%
Other Assets and Liabilities	(0.38)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments SmallCap Fund July 31, 2017 (unaudited)

COMMON STOCKS - 99.51%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 1.16%			Diversified Financial Services - 3.58%
Esterline Technologies Corp (a)	73,730	$7,115	BGC Partners Inc	345,830	$4,361
			Enova International Inc (a)	174,470	2,530
Automobile Parts & Equipment - 3.43%			Houlihan Lokey Inc	71,920	2,674
Cooper Tire & Rubber Co	233,143	8,521	LPL Financial Holdings Inc	88,821	4,065
Tenneco Inc	52,870	2,924	Moelis & Co	117,440	4,803
Visteon Corp (a)	86,420	9,639	Piper Jaffray Cos	4,363	272
		$21,084	Waddell & Reed Financial Inc	158,850	3,283
Banks - 10.40%					$21,988
Cathay General Bancorp	168,200	6,299	Electric - 2.38%
CenterState Banks Inc	230,280	5,755	Avista Corp	148,460	7,810
Central Pacific Financial Corp	206,090	6,374	Portland General Electric Co	152,040	6,795
Cullen/Frost Bankers Inc	61,520	5,585			$14,605
FCB Financial Holdings Inc (a)	113,710	5,362	Electrical Components & Equipment - 1.97%
First Busey Corp	43,430	1,270	Advanced Energy Industries Inc (a)	106,697	7,741
First Merchants Corp	83,610	3,381	EnerSys	60,430	4,367
First of Long Island Corp/The	45,566	1,274			$12,108
Fulton Financial Corp	371,570	6,781	Electronics - 4.91%
Guaranty Bancorp	76,490	2,039	II-VI Inc (a)	188,660	7,188
Independent Bank Group Inc	49,350	2,978	Itron Inc (a)	54,400	3,971
Sandy Spring Bancorp Inc	44,730	1,791	SYNNEX Corp	82,800	9,846
Umpqua Holdings Corp	317,430	5,885	Vishay Intertechnology Inc	513,430	9,165
Union Bankshares Corp	69,870	2,158			$30,170
United Community Banks Inc/GA	248,930	6,910	Engineering & Construction - 1.81%
		$63,842	MasTec Inc (a)	171,030	7,902
Biotechnology - 2.35%			Tutor Perini Corp (a)	120,270	3,199
Acceleron Pharma Inc (a)	33,640	1,081			$11,101
Aratana Therapeutics Inc (a)	138,198	933	Entertainment - 2.72%
Bellicum Pharmaceuticals Inc (a)	24,700	261	Eldorado Resorts Inc (a)	349,860	7,137
Bluebird Bio Inc (a)	13,220	1,246	Red Rock Resorts Inc	78,710	1,881
Cytokinetics Inc (a)	18,428	259	Vail Resorts Inc	36,340	7,659
DNIB Unwind Inc - Warrants (a),(b),(c)	17,472	—			$16,677
Epizyme Inc (a)	28,590	326	Environmental Control - 0.68%
Exact Sciences Corp (a)	35,460	1,376	AquaVenture Holdings Ltd (a)	64,000	1,023
FibroGen Inc (a)	32,570	1,112	Casella Waste Systems Inc (a)	115,310	1,935
Insmed Inc (a)	69,050	1,116	Energy Recovery Inc (a)	161,460	1,227
Intercept Pharmaceuticals Inc (a)	3,780	443
Kite Pharma Inc (a)	14,950	1,621			$4,185
MacroGenics Inc (a)	39,850	658	Food - 1.35%
Seattle Genetics Inc (a)	13,340	674	Dean Foods Co	331,420	4,971
			SUPERVALU Inc (a)	934,360	3,345
Spark Therapeutics Inc (a)	9,910	704
Ultragenyx Pharmaceutical Inc (a)	21,170	1,404			$8,316
Versartis Inc (a)	66,440	1,229	Gas - 1.28%
		$14,443	Southwest Gas Holdings Inc	98,000	7,850
Building Materials - 1.71%
NCI Building Systems Inc (a)	221,188	3,981	Hand & Machine Tools - 0.82%
Ply Gem Holdings Inc (a)	62,202	1,089	Regal Beloit Corp	60,180	5,016
US Concrete Inc (a)	69,352	5,434
			Healthcare - Products - 2.53%
		$10,504	ICU Medical Inc (a)	30,840	5,301
Chemicals - 2.30%			K2M Group Holdings Inc (a)	135,700	3,302
Cabot Corp	75,820	4,119	Nevro Corp (a)	70,820	6,095
Huntsman Corp	161,380	4,296	STAAR Surgical Co (a)	84,340	864
Univar Inc (a)	183,500	5,696
					$15,562
		$14,111	Healthcare - Services - 1.58%
Commercial Services - 6.81%			HealthSouth Corp	193,040	8,216
AMN Healthcare Services Inc (a)	70,060	2,585	Natera Inc (a)	36,560	295
Brink's Co/The	135,070	10,556	Teladoc Inc (a)	36,340	1,192
INC Research Holdings Inc (a)	82,400	4,532
					$9,703
Insperity Inc	78,660	5,939
K12 Inc (a)	111,970	1,983	Home Builders - 0.83%
			Installed Building Products Inc (a)	95,271	5,126
Live Nation Entertainment Inc (a)	117,825	4,391
Navigant Consulting Inc (a)	106,100	1,796
On Assignment Inc (a)	133,260	6,563	Insurance - 3.80%
SP Plus Corp (a)	106,360	3,478	American Financial Group Inc/OH	64,850	6,576
			Argo Group International Holdings Ltd	64,159	3,846
		$41,823	Assured Guaranty Ltd	89,880	4,046
Computers - 2.91%			Athene Holding Ltd (a)	64,400	3,254
CACI International Inc (a)	64,350	8,050	First American Financial Corp	5,890	285
ExlService Holdings Inc (a)	100,600	5,790	MGIC Investment Corp (a)	458,233	5,348
Sykes Enterprises Inc (a)	118,230	4,020
					$23,355
		$17,860	Internet - 1.80%
Consumer Products - 0.25%			Carvana Co (a)	211,030	4,119
Central Garden & Pet Co - A Shares (a)	50,030	1,539	GoDaddy Inc (a)	155,200	6,671
			Okta Inc (a)	12,501	274
					$11,064

See accompanying notes

Schedule of Investments SmallCap Fund July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Iron & Steel - 1.00%			Savings & Loans - 0.75%
Reliance Steel & Aluminum Co	40,380	$2,922	Pacific Premier Bancorp Inc (a)	128,630	$4,618
Steel Dynamics Inc	91,040	3,224
		$6,146	Semiconductors - 1.41%
Leisure Products & Services - 0.83%			Entegris Inc (a)	332,590	8,681
Planet Fitness Inc	223,710	5,069
			Software - 5.42%
Lodging - 1.26%			Alteryx Inc (a)	41,070	826
Extended Stay America Inc	391,500	7,740	Apptio Inc (a)	97,364	1,728
			Aspen Technology Inc (a)	157,550	8,960
Machinery - Construction & Mining - 0.88%			Atlassian Corp PLC (a)	93,420	3,346
Oshkosh Corp	78,200	5,385	Blackbaud Inc	106,340	9,820
			Manhattan Associates Inc (a)	84,700	3,744
Metal Fabrication & Hardware - 0.90%			Take-Two Interactive Software Inc (a)	61,150	4,860
Atkore International Group Inc (a)	177,520	3,696			$33,284
Global Brass & Copper Holdings Inc	57,637	1,847	Telecommunications - 2.15%
		$5,543	Gigamon Inc (a)	73,880	2,937
Mining - 0.24%			NETGEAR Inc (a)	94,360	4,520
US Silica Holdings Inc	49,640	1,446	Plantronics Inc	127,820	5,775
					$13,232
Miscellaneous Manufacturers - 0.99%			TOTAL COMMON STOCKS		$611,157
Trinseo SA	86,220	6,061	INVESTMENT COMPANIES - 0.38%	Shares Held	Value (000's)
			Money Market Funds - 0.38%
Oil & Gas - 3.10%			Goldman Sachs Financial Square Funds -	2,337,004	2,337
Carrizo Oil & Gas Inc (a)	175,000	2,758	Government Fund
Delek US Holdings Inc	125,080	3,266
Murphy USA Inc (a)	81,890	6,201	TOTAL INVESTMENT COMPANIES		$2,337
Oasis Petroleum Inc (a)	223,160	1,736	Total Investments		$613,494
Resolute Energy Corp (a)	73,490	2,496	Other Assets and Liabilities - 0.11%		$650
Ring Energy Inc (a)	198,470	2,592
			TOTAL NET ASSETS - 100.00%		$614,144
		$19,049
Oil & Gas Services - 1.02%
Mammoth Energy Services Inc (a)	162,370	2,382	(a) Non-Income Producing Security
MRC Global Inc (a)	203,480	3,325	(b)	The value of these investments was determined using significant
Pioneer Energy Services Corp (a)	263,770	580	unobservable inputs.
		$6,287	(c)		Fair value of these investments is determined in good faith by the Manager
Packaging & Containers - 0.60%			under procedures established and periodically reviewed by the Board of
Graphic Packaging Holding Co	279,440	3,686	Directors. Certain inputs used in the valuation may be unobservable;
			however, each security is evaluated individually for purposes of ASC 820
Pharmaceuticals - 4.55%			which results in not all securities being identified as Level 3 of the fair
Array BioPharma Inc (a)	129,570	973	value hierarchy. At the end of the period, the fair value of these securities
Clovis Oncology Inc (a)	13,380	1,135	totaled $0 or 0.00% of net assets.
Coherus Biosciences Inc (a)	43,990	574
Concert Pharmaceuticals Inc (a)	39,970	577
DexCom Inc (a)	9,210	613
Nektar Therapeutics (a)	100,050	2,184	Portfolio Summary (unaudited)
Neurocrine Biosciences Inc (a)	15,530	746	Sector		Percent
Portola Pharmaceuticals Inc (a)	16,960	1,046	Financial		26.00%
PRA Health Sciences Inc (a)	115,550	8,597	Consumer, Non-cyclical		19.42%
Prestige Brands Holdings Inc (a)	166,820	8,947	Industrial		16.43%
ProQR Therapeutics NV (a)	23,625	124	Consumer, Cyclical		12.65%
Revance Therapeutics Inc (a)	26,863	611	Technology		9.74%
TESARO Inc (a)	5,120	654	Energy		4.12%
Vanda Pharmaceuticals Inc (a)	74,725	1,162	Communications		3.95%
		$27,943	Utilities		3.66%
REITS - 7.47%			Basic Materials		3.54%
American Homes 4 Rent	344,480	7,926	Investment Companies		0.38%
CoreSite Realty Corp	49,520	5,377	Other Assets and Liabilities		0.11%
First Industrial Realty Trust Inc	295,790	9,027	TOTAL NET ASSETS		100.00%
Hudson Pacific Properties Inc	267,320	8,747
Monmouth Real Estate Investment Corp	104,490	1,610
Summit Hotel Properties Inc	429,370	7,699
Two Harbors Investment Corp	554,200	5,481
		$45,867
Retail - 3.58%
Big 5 Sporting Goods Corp	9,624	103
Caleres Inc	274,840	7,498
Foundation Building Materials Inc (a)	99,280	1,197
GMS Inc (a)	183,560	5,510
Ruth's Hospitality Group Inc	151,530	3,031
Tile Shop Holdings Inc	150,250	2,194
World Fuel Services Corp	75,440	2,440
		$21,973

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2017 (unaudited)

COMMON STOCKS - 94.57%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.00%			Banks (continued)
MDC Partners Inc	3,618	$36	First Connecticut Bancorp Inc/Farmington CT	692	$18
Yext Inc (a)	2,065	27	First Financial Bankshares Inc	5,509	238
		$63	First Foundation Inc (a)	1,761	31
Aerospace & Defense - 1.36%			First of Long Island Corp/The	902	25
Aerojet Rocketdyne Holdings Inc (a)	9,216	216	Franklin Financial Network Inc (a)	640	22
Astronics Corp (a)	4,091	120	Glacier Bancorp Inc	2,570	90
Curtiss-Wright Corp	4,407	425	Green Bancorp Inc (a)	893	20
HEICO Corp	137,884	11,082	Guaranty Bancorp	978	26
Kaman Corp	335	17	Guaranty Bancshares Inc/TX	368	11
KLX Inc (a)	105,430	5,474	HarborOne Bancorp Inc (a)	1,219	24
Kratos Defense & Security Solutions Inc (a)	313,329	3,448	Heritage Commerce Corp	974	13
Moog Inc (a)	1,412	105	Home BancShares Inc/AR	16,179	401
National Presto Industries Inc	200	22	Howard Bancorp Inc (a)	327	6
		$20,909	Investar Holding Corp	483	11
Agriculture - 0.01%			Lakeland Financial Corp	1,633	75
Limoneira Co	995	22	LegacyTexas Financial Group Inc	2,619	101
Turning Point Brands Inc (a)	1,021	16	MB Financial Inc	1,970	81
Vector Group Ltd	8,598	173	Midland States Bancorp Inc	349	11
		$211	National Bank Holdings Corp	1,689	58
			National Commerce Corp (a)	1,001	40
Airlines - 0.17%
Allegiant Travel Co	1,746	225	Old Line Bancshares Inc	383	10
Hawaiian Holdings Inc (a)	9,829	407	Opus Bank	86,349	2,055
Spirit Airlines Inc (a)	50,522	1,963	Pacific Continental Corp	2,075	53
			Paragon Commercial Corp (a)	189	10
		$2,595
Apparel - 0.29%			Park Sterling Corp	3,407	40
Columbia Sportswear Co	1,384	84	People's Utah Bancorp	567	16
Deckers Outdoor Corp (a)	1,149	75	Pinnacle Financial Partners Inc	3,013	192
Oxford Industries Inc	862	54	Preferred Bank/Los Angeles CA	2,396	134
Sequential Brands Group Inc (a)	209,389	672	Prosperity Bancshares Inc	77,124	4,944
Steven Madden Ltd (a)	74,868	3,070	ServisFirst Bancshares Inc	9,055	329
			Signature Bank/New York NY (a)	31,876	4,417
Superior Uniform Group Inc	1,887	42
			Stonegate Bank	616	29
Wolverine World Wide Inc	18,876	532	Sunshine Bancorp Inc (a)	220	5
		$4,529	SVB Financial Group (a)	31,647	5,647
Automobile Manufacturers - 0.01%			Texas Capital Bancshares Inc (a)	5,093	399
Blue Bird Corp (a)	1,363	24
Navistar International Corp (a)	417	13	Tompkins Financial Corp	353	28
			TriState Capital Holdings Inc (a)	1,231	28
REV Group Inc	2,420	65	Union Bankshares Inc/Morrisville VT	685	30
Wabash National Corp	5,970	114	Veritex Holdings Inc (a)	987	26
		$216	Walker & Dunlop Inc (a)	5,205	262
Automobile Parts & Equipment - 0.15%			West Bancorporation Inc	866	20
Commercial Vehicle Group Inc (a)	4,381	38	Western Alliance Bancorp (a)	130,365	6,568
Cooper-Standard Holdings Inc (a)	1,339	137
			Western New England Bancorp Inc	777	8
Dana Inc	15,456	367			$42,844
Dorman Products Inc (a)	5,620	439
			Beverages - 0.10%
Douglas Dynamics Inc	4,093	130	Boston Beer Co Inc/The (a)	1,948	305
Gentherm Inc (a)	6,600	221
Horizon Global Corp (a)	4,654	65	Coca-Cola Bottling Co Consolidated	1,030	247
			MGP Ingredients Inc	2,050	121
Miller Industries Inc/TN	612	16	National Beverage Corp	9,054	925
Spartan Motors Inc	4,330	38
Standard Motor Products Inc	3,672	185			$1,598
Supreme Industries Inc	2,080	31	Biotechnology - 5.12%
			Acceleron Pharma Inc (a)	79,571	2,558
Tenneco Inc	10,600	586	Acorda Therapeutics Inc (a)	1,067	23
		$2,253	Aduro Biotech Inc (a)	7,138	92
Banks - 2.79%			Advaxis Inc (a)	6,090	39
Access National Corp	372	10	Agenus Inc (a)	10,270	46
Allegiance Bancshares Inc (a)	1,492	56
			Alder Biopharmaceuticals Inc (a)	327,296	3,518
Ameris Bancorp	3,641	167	AnaptysBio Inc (a)	896	22
Bank of NT Butterfield & Son Ltd/The	6,869	234	Anavex Life Sciences Corp (a)	6,330	26
Bank of the Ozarks	88,988	3,840	ANI Pharmaceuticals Inc (a)	1,582	77
Bankwell Financial Group Inc	393	13	Aratana Therapeutics Inc (a)	8,027	54
Blue Hills Bancorp Inc	2,167	41	Arena Pharmaceuticals Inc (a)	5,559	132
Capstar Financial Holdings Inc (a)	675	12
			Assembly Biosciences Inc (a)	2,458	55
Carolina Financial Corp	1,954	66	Asterias Biotherapeutics Inc (a)	4,934	17
Cass Information Systems Inc	2,123	140	Asterias Biotherapeutics Inc - Warrants (a)	354	—
Central Pacific Financial Corp	2,096	65	Athersys Inc (a)	16,200	24
CoBiz Financial Inc	846	15	Audentes Therapeutics Inc (a)	110,341	2,216
ConnectOne Bancorp Inc	198,595	4,468	Axovant Sciences Ltd (a)	5,242	120
CU Bancorp (a)	519	19
			Bellicum Pharmaceuticals Inc (a)	3,271	35
Customers Bancorp Inc (a)	67,759	2,023
			BioCryst Pharmaceuticals Inc (a)	11,893	61
Eagle Bancorp Inc (a)	5,294	331
			Biohaven Pharmaceutical Holding Co Ltd (a)	124,321	3,203
Equity Bancshares Inc (a)	728	25
			Bluebird Bio Inc (a)	36,953	3,483
FB Financial Corp (a)	714	25
			Blueprint Medicines Corp (a)	77,805	4,071
FCB Financial Holdings Inc (a)	100,584	4,742

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Biotechnology (continued)				Biotechnology (continued)
Cambrex Corp (a)	4,328	$264		Versartis Inc (a)	5,716	$106
Charles River Laboratories International Inc	124,998	12,275		XBiotech Inc (a)	3,077	14
(a)				ZIOPHARM Oncology Inc (a)	23,034	127
ChemoCentryx Inc (a)	3,986	40				$78,696
Clearside Biomedical Inc (a)	2,389	21		Building Materials - 2.17%
Curis Inc (a)	18,941	37		AAON Inc	5,548	188
Cytokinetics Inc (a)	7,283	102		Apogee Enterprises Inc	119,843	6,243
CytomX Therapeutics Inc (a)	5,093	69		Boise Cascade Co (a)	3,555	108
Dermira Inc (a)	4,184	115		Builders FirstSource Inc (a)	20,639	323
Dynavax Technologies Corp (a)	709	11		Caesarstone Ltd (a)	4,103	144
Edge Therapeutics Inc (a)	3,439	37		Continental Building Products Inc (a)	9,615	212
Editas Medicine Inc (a)	4,242	72		Forterra Inc (a)	3,414	30
Emergent BioSolutions Inc (a)	2,825	103		Griffon Corp	4,673	96
Enzo Biochem Inc (a)	7,754	84		JELD-WEN Holding Inc (a)	5,630	184
Epizyme Inc (a)	5,323	61		Louisiana-Pacific Corp (a)	26,682	670
Esperion Therapeutics Inc (a)	2,616	118		Masonite International Corp (a)	69,352	5,385
Exact Sciences Corp (a)	19,256	747		NCI Building Systems Inc (a)	7,626	137
Fate Therapeutics Inc (a)	1,723	5		Patrick Industries Inc (a)	3,570	272
FibroGen Inc (a)	10,420	356		PGT Innovations Inc (a)	8,954	116
Fortress Biotech Inc (a)	5,573	25		Ply Gem Holdings Inc (a)	4,392	77
Foundation Medicine Inc (a)	2,511	89		Quanex Building Products Corp	790	17
Genocea Biosciences Inc (a)	4,402	25		Simpson Manufacturing Co Inc	807	36
Geron Corp (a)	26,368	70		Summit Materials Inc (a)	258,678	7,356
Halozyme Therapeutics Inc (a)	19,142	243		Trex Co Inc (a)	88,028	6,620
Idera Pharmaceuticals Inc (a)	16,227	30		Universal Forest Products Inc	3,848	323
ImmunoGen Inc (a)	14,466	86		US Concrete Inc (a)	61,761	4,839
Immunomedics Inc (a)	6,900	59				$33,376
Innoviva Inc (a)	10,116	139		Chemicals - 0.93%
Inovio Pharmaceuticals Inc (a)	11,883	66		A Schulman Inc	6,962	183
Insmed Inc (a)	188,199	3,043		AdvanSix Inc (a)	5,836	195
Iovance Biotherapeutics Inc (a)	668	4		Balchem Corp	4,221	328
Karyopharm Therapeutics Inc (a)	1,341	11		CSW Industrials Inc (a)	1,336	52
Kite Pharma Inc (a)	8,572	929		Ferro Corp (a)	11,162	215
Kura Oncology Inc (a)	2,393	22		Hawkins Inc	398	18
Lexicon Pharmaceuticals Inc (a)	7,452	121		HB Fuller Co	5,041	260
Ligand Pharmaceuticals Inc (a)	3,594	435		Ingevity Corp (a)	5,670	332
Loxo Oncology Inc (a)	65,792	4,758		Innospec Inc	52,941	3,303
MacroGenics Inc (a)	77,037	1,273		KMG Chemicals Inc	1,696	86
Matinas BioPharma Holdings Inc (a)	9,662	11		Koppers Holdings Inc (a)	3,715	135
Medicines Co/The (a)	96,307	3,703		Kraton Corp (a)	832	31
Merrimack Pharmaceuticals Inc	13,294	18		Kronos Worldwide Inc	4,177	89
Momenta Pharmaceuticals Inc (a)	3,154	52		Landec Corp (a)	1,603	20
NeoGenomics Inc (a)	229,736	2,171		Minerals Technologies Inc	4,422	313
NewLink Genetics Corp (a)	3,746	27		OMNOVA Solutions Inc (a)	5,338	50
Novavax Inc (a)	19,837	21		PolyOne Corp	206,491	7,553
Nymox Pharmaceutical Corp (a)	2,009	8		Quaker Chemical Corp	2,741	389
Omeros Corp (a)	5,548	116		Rayonier Advanced Materials Inc	5,004	75
Oncocyte Corp (a)	659	3		Sensient Technologies Corp	5,903	439
Organovo Holdings Inc (a)	16,879	39		Stepan Co	3,056	251
Otonomy Inc (a)	107,880	2,028		Valhi Inc	1,040	3
Ovid therapeutics Inc (a)	924	8
Paratek Pharmaceuticals Inc (a)	4,295	83		Coal - 0.00%		$14,320
Pieris Pharmaceuticals Inc (a)	5,950	31		Westmoreland Coal Co (a)	1,853	8
Prothena Corp PLC (a)	64,016	3,953
PTC Therapeutics Inc (a)	4,717	97		Commercial Services - 6.58%
Puma Biotechnology Inc (a)	63,747	6,059		ABM Industries Inc	6,593	294
REGENXBIO Inc (a)	1,309	24		Advisory Board Co/The (a)	7,422	417
Rigel Pharmaceuticals Inc (a)	21,673	51		Alarm.com Holdings Inc (a)	99,440	3,781
RTI Surgical Inc (a)	9,468	54		Albany Molecular Research Inc (a)	5,040	110
Sage Therapeutics Inc (a)	76,413	6,093		AMN Healthcare Services Inc (a)	10,826	400
Sangamo Therapeutics Inc (a)	12,432	107		Avis Budget Group Inc (a)	13,272	409
Selecta Biosciences Inc (a)	2,038	35		Barrett Business Services Inc	1,444	79
Seres Therapeutics Inc (a)	3,559	48		BG Staffing	1,266	21
Spark Therapeutics Inc (a)	4,076	289		Bridgepoint Education Inc Inc (a)	3,559	35
Stemline Therapeutics Inc (a)	438	4		Bright Horizons Family Solutions Inc (a)	246,065	19,441
Strongbridge Biopharma PLC (a)	3,721	30		Brink's Co/The	6,112	478
Syndax Pharmaceuticals Inc (a)	1,486	18		CAI International Inc (a)	1,455	38
Theravance Biopharma Inc (a)	5,545	178		Cambium Learning Group Inc (a)	2,937	14
Tobira Therapeutics Inc - Rights (a),(b),(c)	1,559	20		Capella Education Co	1,429	98
Tocagen Inc (a)	1,368	15		Cardtronics PLC (a)	6,075	190
Ultragenyx Pharmaceutical Inc (a)	108,356	7,187		Care.com Inc (a)	3,266	47
VBI Vaccines Inc (a)	3,970	18		Carriage Services Inc	1,408	34
Veracyte Inc (a)	4,078	33		Cimpress NV (a)	72,547	6,402

See accompanying notes				254

Schedule of Investments
SmallCap Growth Fund I
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Commercial Services (continued)				Computers (continued)
Collectors Universe Inc	1,661	$41		Pure Storage Inc (a)	12,402	$150
CoreLogic Inc/United States (a)	75,933	3,459		Qualys Inc (a)	7,637	307
CorVel Corp (a)	1,967	94		Quantum Corp (a)	1,013	8
CoStar Group Inc (a)	23,116	6,370		Radisys Corp (a)	1,581	4
CPI Card Group Inc	5,229	15		Science Applications International Corp	9,047	637
Cross Country Healthcare Inc (a)	3,830	45		StarTek Inc (a)	1,711	21
Deluxe Corp	9,441	682		Stratasys Ltd (a)	3,316	79
Emerald Expositions Events Inc	209	5		Super Micro Computer Inc (a)	1,056	28
Everi Holdings Inc (a)	11,167	83		Sykes Enterprises Inc (a)	501	17
EVERTEC Inc	14,676	262		Syntel Inc	6,248	122
Forrester Research Inc	2,161	88		TeleTech Holdings Inc	2,813	118
Franklin Covey Co (a)	1,570	29		Unisys Corp (a)	7,013	90
Global Payments Inc	42,611	4,021		Varonis Systems Inc (a)	118,018	4,396
Grand Canyon Education Inc (a)	126,682	9,320		VeriFone Systems Inc (a)	1,255	24
Green Dot Corp (a)	9,326	375		Virtusa Corp (a)	2,685	89
Hackett Group Inc/The	5,140	84		Vocera Communications Inc (a)	259,590	7,079
Healthcare Services Group Inc	181,098	9,462				$63,771
HealthEquity Inc (a)	6,641	305		Consumer Products - 0.03%
Herc Holdings Inc (a)	3,228	147		Central Garden & Pet Co (a)	512	16
HMS Holdings Corp (a)	17,762	357		Central Garden & Pet Co - A Shares (a)	2,456	76
INC Research Holdings Inc (a)	11,191	616		Helen of Troy Ltd (a)	1,650	166
Information Services Group Inc (a)	6,943	28		WD-40 Co	1,840	196
Insperity Inc	2,440	184				$454
Kforce Inc	4,675	87		Cosmetics & Personal Care - 0.36%
Landauer Inc	1,841	100		elf Beauty Inc (a)	215,420	5,465
LendingTree Inc (a)	44,764	9,875		Inter Parfums Inc	1,608	63
Liberty Tax Inc	1,053	15		Revlon Inc (a)	783	15
Matthews International Corp	40,766	2,672				$5,543
McGrath RentCorp	610	22		Distribution & Wholesale - 2.18%
Medifast Inc	1,990	85		Beacon Roofing Supply Inc (a)	9,177	421
MoneyGram International Inc (a)	1,140	19		Castle Brands Inc (a)	14,818	26
Monro Muffler Brake Inc	4,228	197		Core-Mark Holding Co Inc	228,457	8,378
National Research Corp	1,957	58		EnviroStar Inc	642	16
Neff Corp (a)	1,915	40
				H&E Equipment Services Inc	315,294	7,116
Nutrisystem Inc	109,722	6,117		Huttig Building Products Inc (a)	3,200	23
On Assignment Inc (a)	10,071	496
PAREXEL International Corp (a)	9,945	870		Pool Corp	50,490	5,459
Paylocity Holding Corp (a)	141,746	6,445		SiteOne Landscape Supply Inc (a)	229,287	12,038
				Systemax Inc	1,800	33
Quad/Graphics Inc	3,573	80				$33,510
RR Donnelley & Sons Co	2,573	32		Diversified Financial Services - 1.83%
Sotheby's (a)	7,808	442
				Altisource Portfolio Solutions SA (a)	2,031	53
SP Plus Corp (a)	1,331	44
				Artisan Partners Asset Management Inc	9,307	310
Strayer Education Inc	1,414	111		Blackhawk Network Holdings Inc (a)	7,290	318
Travelport Worldwide Ltd	11,567	165		Cohen & Steers Inc	4,761	192
TriNet Group Inc (a)	8,960	314
				Cowen Inc (a)	340	5
TrueBlue Inc (a)	2,954	76
Vectrus Inc (a)	736	25		Diamond Hill Investment Group Inc	584	115
				Ellie Mae Inc (a)	71,241	6,214
Viad Corp	3,570	191		Enova International Inc (a)	2,193	32
Weight Watchers International Inc (a)	3,503	126
WEX Inc (a)	37,897	4,119		Evercore Partners Inc - Class A	7,847	617
Willdan Group Inc (a)	1,318	44		Financial Engines Inc	7,802	300
				GAMCO Investors Inc	306	9
		$101,227		Hamilton Lane Inc	119,793	2,691
Computers - 4.15%				Houlihan Lokey Inc	164,047	6,099
3D Systems Corp (a)	14,564	245		Investment Technology Group Inc	1,045	23
Barracuda Networks Inc (a)	4,915	110		LendingClub Corp (a)	38,954	198
Carbonite Inc (a)	4,813	114
				Marlin Business Services Corp	779	20
Diebold Nixdorf Inc	10,074	236		Medley Management Inc	1,161	7
Digimarc Corp (a)	1,646	52
Electronics For Imaging Inc (a)	50,319	2,445		Moelis & Co	84,864	3,471
EPAM Systems Inc (a)	80,232	6,894		NewStar Financial Inc	1,223	13
ExlService Holdings Inc (a)	7,429	427		OM Asset Management PLC	10,071	152
				Piper Jaffray Cos	913	57
Genpact Ltd	316,280	9,172		PRA Group Inc (a)	3,637	143
Immersion Corp (a)	5,237	45		Pzena Investment Management Inc	2,797	30
Insight Enterprises Inc (a)	4,333	176		R1 RCM Inc (a)	16,038	54
KeyW Holding Corp/The (a)	248,461	2,194		Regional Management Corp (a)	357	9
Lumentum Holdings Inc (a)	161,556	10,113
				Silvercrest Asset Management Group Inc	1,616	20
MAXIMUS Inc	125,098	7,551		Stifel Financial Corp	97,394	4,953
Mercury Systems Inc (a)	232,873	10,226
Mitek Systems Inc (a)	6,674	63		Virtu Financial Inc	4,353	72
NCI Inc (a)	1,171	23		Virtus Investment Partners Inc	202	24
NeuStar Inc (a)	6,112	204		WageWorks Inc (a)	26,859	1,751
Nutanix Inc (a)	13,372	284		Westwood Holdings Group Inc	1,521	90
Presidio Inc (a)	2,072	28		WisdomTree Investments Inc	15,647	163
						$28,205

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Electric - 0.03%			Entertainment (continued)
Atlantic Power Corp (a)	16,216	$37	IMAX Corp (a)	162,777	$3,483
MGE Energy Inc	3,448	230	Inspired Entertainment Inc (a)	725	8
Ormat Technologies Inc	3,733	221	Marriott Vacations Worldwide Corp	3,957	462
Spark Energy Inc	2,158	45	Penn National Gaming Inc (a)	50,703	1,022
		$533	Pinnacle Entertainment Inc (a)	9,396	179
Electrical Components & Equipment - 0.60%			RCI Hospitality Holdings Inc	154	3
Advanced Energy Industries Inc (a)	95,206	6,907	Reading International Inc (a)	1,298	21
EnerSys	8,516	615	Red Rock Resorts Inc	12,253	293
Generac Holdings Inc (a)	8,203	295	Scientific Games Corp (a)	7,068	262
General Cable Corp	8,581	166	SeaWorld Entertainment Inc	9,104	140
Insteel Industries Inc	3,152	83	Vail Resorts Inc	33,370	7,033
Littelfuse Inc	4,375	788			$15,078
Novanta Inc (a)	4,268	158	Environmental Control - 2.35%
SPX Corp (a)	9,342	257	Advanced Disposal Services Inc (a)	164,000	3,966
		$9,269	Advanced Emissions Solutions Inc	1,162	13
Electronics - 1.86%			Casella Waste Systems Inc (a)	1,986	33
Akoustis Technologies Inc (a)	1,588	11	Covanta Holding Corp	15,623	236
Allied Motion Technologies Inc	1,486	44	Heritage-Crystal Clean Inc (a)	2,088	39
Applied Optoelectronics Inc (a)	18,820	1,834	Hudson Technologies Inc (a)	6,429	52
Badger Meter Inc	6,472	293	MSA Safety Inc	6,596	529
Bel Fuse Inc	671	17	Pure Cycle Corp (a)	3,132	23
Brady Corp	8,250	274	Tetra Tech Inc	218,668	10,375
Coherent Inc (a)	13,030	3,453	US Ecology Inc	2,911	151
Control4 Corp (a)	4,141	95	Waste Connections Inc	318,829	20,718
CyberOptics Corp (a)	671	11			$36,135
ESCO Technologies Inc	152,410	9,404	Food - 1.21%
FARO Technologies Inc (a)	821	32	Amplify Snack Brands Inc (a)	6,051	63
Fluidigm Corp (a)	6,079	23	B&G Foods Inc	8,760	318
II-VI Inc (a)	2,351	90	Bob Evans Farms Inc/DE	2,677	185
Iteris Inc (a)	3,989	25	Calavo Growers Inc	3,288	244
Itron Inc (a)	7,103	519	Chefs' Warehouse Inc/The (a)	343,269	4,977
KEMET Corp (a)	8,524	144	Dean Foods Co	3,969	60
Mesa Laboratories Inc	566	82	Hostess Brands Inc (a)	242,656	3,708
Methode Electronics Inc	8,197	326	J&J Snack Foods Corp	2,787	366
Napco Security Technologies Inc (a)	2,179	20	John B Sanfilippo & Son Inc	1,638	105
NVE Corp	852	67	Lancaster Colony Corp	2,506	307
OSI Systems Inc (a)	17,842	1,427	Lifeway Foods Inc (a)	1,099	10
Rogers Corp (a)	3,851	454	Performance Food Group Co (a)	14,510	418
Sparton Corp (a)	573	13	Tootsie Roll Industries Inc	2,247	84
SYNNEX Corp	1,708	203	TreeHouse Foods Inc (a)	91,677	7,777
Tech Data Corp (a)	1,303	133			$18,622
TTM Technologies Inc (a)	8,019	139	Forest Products & Paper - 0.03%
Watts Water Technologies Inc	2,156	139	Deltic Timber Corp	1,937	140
Woodward Inc	133,506	9,338	Neenah Paper Inc	1,835	146
ZAGG Inc (a)	4,199	35	Schweitzer-Mauduit International Inc	2,809	108
		$28,645			$394
Energy - Alternate Sources - 0.01%			Gas - 0.01%
Pattern Energy Group Inc	1,950	49	Chesapeake Utilities Corp	262	20
TPI Composites Inc (a)	2,336	44	New Jersey Resources Corp	1,857	78
		$93	RGC Resources Inc	462	13
Engineering & Construction - 1.49%			Southwest Gas Holdings Inc	1,269	102
Argan Inc	3,672	237			$213
Comfort Systems USA Inc	8,348	278	Hand & Machine Tools - 0.95%
Dycom Industries Inc (a)	131,734	11,935	Franklin Electric Co Inc	5,828	235
EMCOR Group Inc	8,837	596	Kennametal Inc	235,174	8,678
Exponent Inc	3,417	223	Lincoln Electric Holdings Inc	62,965	5,494
Granite Construction Inc	4,170	204	Milacron Holdings Corp (a)	7,209	130
KBR Inc	2,089	31			$14,537
MasTec Inc (a)	13,131	607	Healthcare - Products - 4.09%
Mistras Group Inc (a)	739	15	Abaxis Inc	2,922	137
MYR Group Inc (a)	1,614	51	Accelerate Diagnostics Inc (a)	4,561	120
NV5 Global Inc (a)	27,356	1,137	Accuray Inc (a)	16,208	69
Orion Group Holdings Inc (a)	3,665	26	Align Technology Inc (a)	27,577	4,612
Primoris Services Corp	141,753	3,532	AtriCure Inc (a)	97,752	2,368
Sterling Construction Co Inc (a)	1,130	14	Atrion Corp	262	166
TopBuild Corp (a)	5,102	269	AxoGen Inc (a)	5,481	87
Tutor Perini Corp (a)	139,368	3,708	BioTelemetry Inc (a)	8,099	277
		$22,863	Cantel Medical Corp	4,844	359
Entertainment - 0.98%			Cardiovascular Systems Inc (a)	4,334	137
Churchill Downs Inc	10,711	2,004	Cerus Corp (a)	18,659	42
Eldorado Resorts Inc (a)	6,145	125	ConforMIS Inc (a)	4,633	23
Eros International PLC (a)	2,869	29	CryoLife Inc (a)	4,484	84
Golden Entertainment Inc (a)	668	14	Cutera Inc (a)	2,809	73

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Products (continued)			Holding Companies - Diversified - 0.02%
Endologix Inc (a)	15,669	$77	HRG Group Inc (a)	22,375	$371
FONAR Corp (a)	910	23
GenMark Diagnostics Inc (a)	8,410	99	Home Builders - 0.65%
Genomic Health Inc (a)	3,462	110	Cavco Industries Inc (a)	1,991	260
Glaukos Corp (a)	115,387	4,636	Century Communities Inc (a)	606	16
Globus Medical Inc (a)	15,118	465	Hovnanian Enterprises Inc (a)	7,923	17
Haemonetics Corp (a)	9,921	408	Installed Building Products Inc (a)	118,367	6,368
Henry Schein Inc (a)	40,505	7,380	KB Home	6,221	143
ICU Medical Inc (a)	2,432	418	LGI Homes Inc (a)	2,210	98
IDEXX Laboratories Inc (a)	12,793	2,130	M/I Homes Inc	1,209	31
Inogen Inc (a)	3,980	376	MDC Holdings Inc	4,846	166
Insulet Corp (a)	7,748	390	Meritage Homes Corp (a)	57,380	2,338
Integra LifeSciences Holdings Corp (a)	12,576	625	PICO Holdings Inc (a)	1,015	17
Intersect ENT Inc (a)	178,039	4,878	Taylor Morrison Home Corp (a)	13,608	308
iRhythm Technologies Inc (a)	159,092	6,581	TRI Pointe Group Inc (a)	1,203	16
K2M Group Holdings Inc (a)	181,495	4,416	UCP Inc (a)	1,020	11
Lantheus Holdings Inc (a)	4,999	92	William Lyon Homes (a)	1,152	26
LeMaitre Vascular Inc	3,022	109	Winnebago Industries Inc	3,681	135
Luminex Corp	7,574	155			$9,950
Masimo Corp (a)	8,911	843	Home Furnishings - 0.10%
Meridian Bioscience Inc	7,062	96	American Woodmark Corp (a)	3,171	311
Merit Medical Systems Inc (a)	20,053	822	Daktronics Inc	4,221	41
MiMedx Group Inc (a)	18,147	271	Hooker Furniture Corp	2,278	96
NanoString Technologies Inc (a)	1,784	27	iRobot Corp (a)	3,525	372
Natus Medical Inc (a)	4,374	154	Select Comfort Corp (a)	17,893	605
Nevro Corp (a)	79,590	6,850	Universal Electronics Inc (a)	1,881	129
Novadaq Technologies Inc (a)	206,656	2,422			$1,554
Novocure Ltd (a)	7,696	159	Insurance - 0.16%
NuVasive Inc (a)	6,765	445	Crawford & Co	2,536	23
NxStage Medical Inc (a)	8,654	204	Essent Group Ltd (a)	14,952	575
OraSure Technologies Inc (a)	15,324	269	HCI Group Inc	901	41
Orthofix International NV (a)	471	20	Health Insurance Innovations Inc (a)	1,961	55
Oxford Immunotec Global PLC (a)	4,549	76	Heritage Insurance Holdings Inc	822	10
Penumbra Inc (a)	82,733	6,755	Infinity Property & Casualty Corp	672	67
Quidel Corp (a)	5,329	170	Investors Title Co	227	40
Repligen Corp (a)	6,008	242	Kinsale Capital Group Inc	2,642	103
Rockwell Medical Inc (a)	8,926	64	Maiden Holdings Ltd	2,115	24
Spectranetics Corp/The (a)	5,816	224	National General Holdings Corp	3,997	85
STAAR Surgical Co (a)	8,212	84	NMI Holdings Inc (a)	1,978	23
Surmodics Inc (a)	2,648	70	Primerica Inc	8,683	704
Tactile Systems Technology Inc (a)	2,037	60	RLI Corp	4,309	250
Utah Medical Products Inc	672	46	State National Cos Inc	5,043	105
Varex Imaging Corp (a)	5,021	155	Stewart Information Services Corp	1,152	45
Viveve Medical Inc (a)	2,742	18	Third Point Reinsurance Ltd (a)	9,207	134
Wright Medical Group NV (a)	13,935	366	United Insurance Holdings Corp	2,407	38
		$62,834	Universal Insurance Holdings Inc	5,783	138
Healthcare - Services - 1.29%					$2,460
Addus HomeCare Corp (a)	1,655	56	Internet - 6.92%
Almost Family Inc (a)	764	38	1-800-Flowers.com Inc (a)	2,235	22
Amedisys Inc (a)	3,840	182	8x8 Inc (a)	330,281	4,194
American Renal Associates Holdings Inc (a)	2,085	36	Angie's List Inc (a)	7,512	90
Chemed Corp	3,240	640	Blucora Inc (a)	6,212	139
Civitas Solutions Inc (a)	3,506	62	Boingo Wireless Inc (a)	6,802	101
Ensign Group Inc/The	3,767	84	Carvana Co (a)	81,978	1,600
Genesis Healthcare Inc (a)	12,917	19	ChannelAdvisor Corp (a)	143,748	1,510
HealthSouth Corp	17,663	752	Chegg Inc (a)	449,518	6,225
ICON PLC (a)	64,644	6,784	Cogent Communications Holdings Inc	385,232	16,084
Invitae Corp (a)	6,824	63	Endurance International Group Holdings Inc	11,344	105
LHC Group Inc (a)	4,028	233	(a)
Magellan Health Inc (a)	2,312	172	ePlus Inc (a)	3,391	274
Molina Healthcare Inc (a)	9,067	606	Etsy Inc (a)	15,422	222
Natera Inc (a)	5,505	44	Expedia Inc	13,907	2,176
Providence Service Corp/The (a)	1,914	99	Global Sources Ltd (a)	1,785	35
RadNet Inc (a)	8,203	63	Groupon Inc (a)	45,274	170
Select Medical Holdings Corp (a)	25,213	408	GrubHub Inc (a)	192,418	8,877
Surgery Partners Inc (a)	3,808	76	HealthStream Inc (a)	79,021	1,867
Teladoc Inc (a)	267,545	8,776	Imperva Inc (a)	116,339	5,241
Tenet Healthcare Corp (a)	10,834	188	Internap Corp (a)	398,542	1,514
Tivity Health Inc (a)	6,700	266	Liberty Ventures (a)	109,894	6,657
Triple-S Management Corp (a)	1,541	24	Limelight Networks Inc (a)	9,042	31
US Physical Therapy Inc	2,327	147	MakeMyTrip Ltd (a)	85,144	2,771
		$19,818	Meet Group Inc/The (a)	4,413	22
			Mimecast Ltd (a)	243,435	6,831

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Internet (continued)			Machinery - Diversified (continued)
NIC Inc	15,745	$256	Nordson Corp	46,390	$5,892
Okta Inc (a)	1,946	43	SPX FLOW Inc (a)	1,418	50
Ominto Inc (a)	2,440	14	Tennant Co	38,545	2,912
Perficient Inc (a)	1,282	24			$34,134
Proofpoint Inc (a)	172,450	14,700	Media - 0.93%
Q2 Holdings Inc (a)	156,116	6,072	Entravision Communications Corp	12,819	83
Quotient Technology Inc (a)	13,674	159	Global Eagle Entertainment Inc (a)	686,783	2,170
Rapid7 Inc (a)	4,282	65	Gray Television Inc (a)	12,097	180
RingCentral Inc (a)	168,675	5,870	Hemisphere Media Group Inc (a)	1,151	14
Shutterfly Inc (a)	4,537	222	Houghton Mifflin Harcourt Co (a)	9,566	114
Shutterstock Inc (a)	2,471	104	Liberty Media Corp-Liberty Braves - C Shares	6,181	156
Stamps.com Inc (a)	3,417	506	(a)
TechTarget Inc (a)	2,487	24	Liberty Media Corp-Liberty Formula One - A	162,420	5,482
Trade Desk Inc/The (a)	123,569	6,587	Shares (a)
TrueCar Inc (a)	14,526	275	New York Times Co/The	21,608	411
Tucows Inc (a)	1,737	95	Nexstar Media Group Inc	77,956	5,098
VASCO Data Security International Inc (a)	1,577	21	Sinclair Broadcast Group Inc	14,508	523
Web.com Group Inc (a)	10,570	232	tronc Inc (a)	2,775	36
WebMD Health Corp (a)	4,926	326	Value Line Inc	418	8
Wix.com Ltd (a)	52,509	3,240			$14,275
XO Group Inc (a)	4,034	74	Metal Fabrication & Hardware - 0.61%
Yelp Inc (a)	10,354	337	Advanced Drainage Systems Inc	6,615	136
Zendesk Inc (a)	12,953	380	Atkore International Group Inc (a)	6,265	130
Zix Corp (a)	11,577	62	CIRCOR International Inc	1,078	54
		$106,446	Global Brass & Copper Holdings Inc	3,885	125
Iron & Steel - 0.15%			Mueller Industries Inc	7,591	239
Cliffs Natural Resources Inc (a)	306,695	2,368	Mueller Water Products Inc - Class A	12,511	145
Shiloh Industries Inc (a)	1,013	7	RBC Bearings Inc (a)	58,470	6,043
		$2,375	Sun Hydraulics Corp	3,147	130
Leisure Products & Services - 1.86%			TimkenSteel Corp (a)	118,155	1,877
Black Diamond Inc (a)	247,458	1,608	Worthington Industries Inc	8,837	448
Camping World Holdings Inc	2,427	78			$9,327
ClubCorp Holdings Inc	8,592	146	Mining - 0.05%
Drive Shack Inc	7,244	22	Century Aluminum Co (a)	725	12
Fox Factory Holding Corp (a)	6,502	250	Coeur Mining Inc (a)	3,778	31
Intrawest Resorts Holdings Inc (a)	2,219	53	Compass Minerals International Inc	4,124	285
LCI Industries	3,230	345	Fairmount Santrol Holdings Inc (a)	25,455	74
Liberty TripAdvisor Holdings Inc (a)	955,604	11,228	Klondex Mines Ltd (a)	8,751	28
Lindblad Expeditions Holdings Inc (a)	253,875	2,541	Smart Sand Inc (a)	4,034	27
Malibu Boats Inc (a)	3,614	103	United States Lime & Minerals Inc	58	5
Marine Products Corp	2,101	31	US Silica Holdings Inc	9,663	281
MCBC Holdings Inc (a)	3,846	71			$743
Nautilus Inc (a)	5,778	102	Miscellaneous Manufacturers - 1.85%
Planet Fitness Inc	527,127	11,944	Actuant Corp	4,033	98
		$28,522	American Outdoor Brands Corp (a)	7,373	152
Lodging - 0.41%			Axon Enterprise Inc (a)	6,948	171
Boyd Gaming Corp	15,179	380	AZZ Inc	3,460	176
Caesars Entertainment Corp (a)	1,954	24	Barnes Group Inc	2,293	138
Hilton Grand Vacations Inc (a)	155,181	5,704	Carlisle Cos Inc	45,749	4,465
ILG Inc	1,272	34	Chase Corp	1,308	141
La Quinta Holdings Inc (a)	2,210	33	EnPro Industries Inc	2,820	217
Marcus Corp/The	3,082	84	Fabrinet (a)	4,836	218
		$6,259	Federal Signal Corp	6,223	115
Machinery - Construction & Mining - 0.41%			GP Strategies Corp (a)	2,343	67
Astec Industries Inc	104,850	5,271	Handy & Harman Ltd (a)	426	14
BWX Technologies Inc	17,423	918	Harsco Corp (a)	15,947	246
Hyster-Yale Materials Handling Inc	1,670	118	Hexcel Corp	279,342	14,294
		$6,307	Hillenbrand Inc	12,900	464
Machinery - Diversified - 2.22%			John Bean Technologies Corp	64,426	5,953
Alamo Group Inc	2,182	203	Lydall Inc (a)	3,961	196
Albany International Corp	3,002	161	Myers Industries Inc	4,236	72
Altra Industrial Motion Corp	6,015	268	Proto Labs Inc (a)	3,305	244
Applied Industrial Technologies Inc	7,869	445	Raven Industries Inc	4,817	166
DXP Enterprises Inc/TX (a)	2,391	68	Standex International Corp	1,323	127
Gardner Denver Holdings Inc (a)	215,168	4,940	Sturm Ruger & Co Inc	3,971	229
Ichor Holdings Ltd (a)	2,340	54	Trinseo SA	6,529	459
IDEX Corp	113,345	13,209			$28,422
Intevac Inc (a)	3,392	38	Office & Business Equipment - 0.00%
Kadant Inc	2,701	211	Eastman Kodak Co (a)	2,819	27
Lindsay Corp	1,395	128
Manitowoc Co Inc/The (a)	279,278	1,595	Office Furnishings - 0.09%
Middleby Corp/The (a)	29,262	3,824	Herman Miller Inc	11,138	375
NN Inc	4,920	136

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Office Furnishings (continued)			Pharmaceuticals (continued)
HNI Corp	9,273	$350	Depomed Inc (a)	10,971	$113
Interface Inc	12,986	246	DexCom Inc (a)	59,128	3,938
Kimball International Inc	6,149	103	Dyax Corp - Rights (a),(b),(c)	211,240	—
Knoll Inc	6,052	117	Eagle Pharmaceuticals Inc/DE (a)	1,444	71
Steelcase Inc	16,953	231	Flexion Therapeutics Inc (a)	4,860	111
		$1,422	G1 Therapeutics Inc (a)	113,394	1,614
Oil & Gas - 0.64%			Global Blood Therapeutics Inc (a)	6,472	169
Abraxas Petroleum Corp (a)	27,697	49	GW Pharmaceuticals PLC ADR(a)	19,724	2,205
Bonanza Creek Energy Inc (a)	275	8	Heron Therapeutics Inc (a)	6,833	108
Callon Petroleum Co (a)	212,541	2,406	Heska Corp (a)	1,258	138
Carrizo Oil & Gas Inc (a)	8,331	131	Ignyta Inc (a)	229,776	2,183
CVR Energy Inc	437	8	Immune Design Corp (a)	365	4
Energy XXI Gulf Coast Inc (a)	1,065	21	Insys Therapeutics Inc (a)	4,207	48
Evolution Petroleum Corp	5,170	45	Ironwood Pharmaceuticals Inc (a)	23,612	419
Isramco Inc (a)	186	22	Jounce Therapeutics Inc (a)	78,724	1,017
Jagged Peak Energy Inc (a)	5,949	84	Keryx Biopharmaceuticals Inc (a)	14,138	99
Matador Resources Co (a)	210,995	5,119	Kindred Biosciences Inc (a)	401	3
Panhandle Oil and Gas Inc	1,697	37	La Jolla Pharmaceutical Co (a)	3,002	89
Par Pacific Holdings Inc (a)	2,455	44	Madrigal Pharmaceuticals Inc (a)	739	11
PDC Energy Inc (a)	33,210	1,566	MediciNova Inc (a)	4,845	25
Penn Virginia Corp (a)	2,249	86	Minerva Neurosciences Inc (a)	3,692	25
Resolute Energy Corp (a)	395	13	Miragen Therapeutics Inc (a)	1,779	24
Ring Energy Inc (a)	7,687	100	MyoKardia Inc (a)	3,511	55
Sanchez Energy Corp (a)	12,569	71	Natural Health Trends Corp	1,618	40
SilverBow Resources Inc (a)	259	7	Nektar Therapeutics (a)	19,753	431
SRC Energy Inc (a)	3,027	26	Neogen Corp (a)	4,945	326
Ultra Petroleum Corp (a)	2,952	30	Neurocrine Biosciences Inc (a)	105,561	5,070
W&T Offshore Inc (a)	3,822	8	Pacira Pharmaceuticals Inc/DE (a)	5,236	207
		$9,881	Phibro Animal Health Corp	3,429	131
Oil & Gas Services - 0.66%			Portola Pharmaceuticals Inc (a)	79,146	4,883
Flotek Industries Inc (a)	1,189	10	PRA Health Sciences Inc (a)	8,099	603
Forum Energy Technologies Inc (a)	285,898	3,788	Prestige Brands Holdings Inc (a)	7,104	381
Keane Group Inc (a)	140,495	2,154	Progenics Pharmaceuticals Inc (a)	12,320	74
NCS Multistage Holdings Inc (a)	1,813	41	Protagonist Therapeutics Inc (a)	728	9
Oil States International Inc (a)	164,500	4,088	Ra Pharmaceuticals Inc (a)	2,033	30
ProPetro Holding Corp (a)	2,941	38	Radius Health Inc (a)	51,752	2,278
Select Energy Services Inc (a)	711	11	Reata Pharmaceuticals Inc (a)	90,957	2,663
Solaris Oilfield Infrastructure Inc (a)	1,757	23	Sarepta Therapeutics Inc (a)	160,395	6,189
			SciClone Pharmaceuticals Inc (a)	4,345	48
		$10,153	Sucampo Pharmaceuticals Inc (a)	4,659	51
Packaging & Containers - 0.14%			Supernus Pharmaceuticals Inc (a)	99,329	4,017
Greif Inc - Class A	2,937	165	Synergy Pharmaceuticals Inc (a)	39,760	154
Greif Inc - Class B	907	54	Syros Pharmaceuticals Inc (a)	2,174	50
KapStone Paper and Packaging Corp	74,929	1,713	Teligent Inc/NJ (a)	8,254	65
Multi-Color Corp	2,935	236	TESARO Inc (a)	19,879	2,538
		$2,168	TG Therapeutics Inc (a)	8,507	98
Pharmaceuticals - 6.29%			TherapeuticsMD Inc (a)	20,797	117
Achaogen Inc (a)	5,084	97
			Trevena Inc (a)	571	1
Adamas Pharmaceuticals Inc (a)	223,663	3,881
			USANA Health Sciences Inc (a)	2,161	123
Aerie Pharmaceuticals Inc (a)	58,195	3,160
			Vanda Pharmaceuticals Inc (a)	7,720	120
Agios Pharmaceuticals Inc (a)	46,347	2,593
			vTv Therapeutics Inc (a)	1,344	6
Aimmune Therapeutics Inc (a)	203,171	4,373
			Xencor Inc (a)	6,677	156
Akebia Therapeutics Inc (a)	6,468	85
			Zogenix Inc (a)	3,809	46
Akorn Inc (a)	54,190	1,822
			Zynerba Pharmaceuticals Inc (a)	1,972	28
Amicus Therapeutics Inc (a)	25,163	326
Amphastar Pharmaceuticals Inc (a)	6,961	120			$96,657
Anika Therapeutics Inc (a)	2,323	119	Pipelines - 0.01%
Antares Pharma Inc (a)	25,191	79	Tellurian Inc (a)	10,016	92
Array BioPharma Inc (a)	26,596	200
Avexis Inc (a)	44,908	4,160	Private Equity - 0.05%
BeiGene Ltd ADR(a)	76,582	5,398	Fifth Street Asset Management Inc	1,838	8
BioSpecifics Technologies Corp (a)	966	47	GSV Capital Corp	175,979	702
Calithera Biosciences Inc (a)	5,370	82	Kennedy-Wilson Holdings Inc	5,846	117
Cara Therapeutics Inc (a)	4,041	57			$827
Catalent Inc (a)	339,117	11,767	Real Estate - 0.03%
Catalyst Pharmaceuticals Inc (a)	12,434	37	Community Healthcare Trust Inc	553	14
Clovis Oncology Inc (a)	119,930	10,171	Consolidated-Tomoka Land Co	677	38
Coherus Biosciences Inc (a)	108,493	1,416	HFF Inc	4,884	179
Collegium Pharmaceutical Inc (a)	275	3	Marcus & Millichap Inc (a)	2,818	72
Conatus Pharmaceuticals Inc (a)	4,391	24	Maui Land & Pineapple Co Inc (a)	1,152	20
Concert Pharmaceuticals Inc (a)	1,404	20	RMR Group Inc/The	1,335	65
Corbus Pharmaceuticals Holdings Inc (a)	7,765	46			$388
Corcept Therapeutics Inc (a)	23,611	294
DBV Technologies SA ADR(a)	64,614	2,878

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
REITS - 0.90%				Retail (continued)
Alexander's Inc	428	$186		PetIQ Inc (a)	13,380	$312
American Assets Trust Inc	1,963	80		PetMed Express Inc	5,026	239
Armada Hoffler Properties Inc	7,294	97		Potbelly Corp (a)	1,653	19
Care Capital Properties Inc	4,599	111		PriceSmart Inc	41,821	3,523
CareTrust REIT Inc	185,132	3,377		Red Robin Gourmet Burgers Inc (a)	29,001	1,734
City Office REIT Inc	1,173	15		RH (a)	4,553	297
EastGroup Properties Inc	4,425	386		Rush Enterprises Inc - Class A (a)	4,345	187
First Industrial Realty Trust Inc	3,478	106		Rush Enterprises Inc - Class B (a)	767	31
Four Corners Property Trust Inc	5,596	142		Ruth's Hospitality Group Inc	5,772	115
GEO Group Inc/The	3,599	106		Shake Shack Inc (a)	3,963	131
Gramercy Property Trust	2,963	90		Sonic Corp	3,132	74
LTC Properties Inc	3,573	184		Sportsman's Warehouse Holdings Inc (a)	6,832	31
MedEquities Realty Trust Inc	1,669	20		Tailored Brands Inc	3,320	42
Monmouth Real Estate Investment Corp	4,923	76		Texas Roadhouse Inc	12,899	610
National Health Investors Inc	3,731	288		Tile Shop Holdings Inc	299,455	4,373
National Storage Affiliates Trust	631	14		Tilly's Inc	117,891	1,177
NexPoint Residential Trust Inc	277	7		Wingstop Inc	5,318	160
Physicians Realty Trust	11,184	208		Winmark Corp	484	64
Potlatch Corp	7,808	374				$103,500
PS Business Parks Inc	3,824	514		Savings & Loans - 1.07%
QTS Realty Trust Inc	104,000	5,561		Bear State Financial Inc	995	9
Retail Opportunity Investments Corp	1,460	30		BofI Holding Inc (a)	204,191	5,691
Rexford Industrial Realty Inc	6,164	176		BSB Bancorp Inc/MA (a)	567	17
Ryman Hospitality Properties Inc	8,441	528		Charter Financial Corp/MD	843	15
Sabra Health Care REIT Inc	3,942	91		First Financial Northwest Inc	338	6
Saul Centers Inc	1,802	107		Greene County Bancorp Inc	660	16
Terreno Realty Corp	1,729	60		Hingham Institution for Savings	124	22
UMH Properties Inc	4,240	70		Meridian Bancorp Inc	1,673	30
Universal Health Realty Income Trust	2,683	208		Meta Financial Group Inc	227	16
Urban Edge Properties	18,643	468		Northfield Bancorp Inc	1,020	17
Washington Real Estate Investment Trust	5,956	199		Pacific Premier Bancorp Inc (a)	137,538	4,937
		$13,879		Southern Missouri Bancorp Inc	263	9
Retail - 6.73%				Sterling Bancorp/DE	240,588	5,558
America's Car-Mart Inc/TX (a)	663	26		Waterstone Financial Inc	714	13
Asbury Automotive Group Inc (a)	4,366	236		WSFS Financial Corp	2,331	105
At Home Group Inc (a)	925	21				$16,461
Big Lots Inc	9,316	463		Semiconductors - 3.99%
BJ's Restaurants Inc (a)	2,878	102		Alpha & Omega Semiconductor Ltd (a)	569	10
Bloomin' Brands Inc	13,261	231		Ambarella Inc (a)	1,828	92
BMC Stock Holdings Inc (a)	483	11		Amkor Technology Inc (a)	8,702	90
Bojangles' Inc (a)	3,635	48		Axcelis Technologies Inc (a)	5,485	122
Brinker International Inc	4,985	177		Brooks Automation Inc	9,166	225
Buffalo Wild Wings Inc (a)	40,386	4,342		Cabot Microelectronics Corp	5,464	405
Burlington Stores Inc (a)	27,460	2,390		Cavium Inc (a)	231,127	14,316
Carrols Restaurant Group Inc (a)	340,257	4,151		CEVA Inc (a)	2,856	132
Casey's General Stores Inc	51,140	5,459		Cirrus Logic Inc (a)	30,526	1,875
Cheesecake Factory Inc/The	5,984	285		Cohu Inc	1,244	23
Children's Place Inc/The	3,695	390		Diodes Inc (a)	4,984	132
Chuy's Holdings Inc (a)	70,301	1,655		EMCORE Corp	2,357	27
Cracker Barrel Old Country Store Inc	2,562	398		Entegris Inc (a)	28,143	735
Dave & Buster's Entertainment Inc (a)	129,727	8,057		FormFactor Inc (a)	9,594	126
Denny's Corp (a)	9,623	109		Impinj Inc (a)	3,158	155
DineEquity Inc	2,019	83		Inphi Corp (a)	57,674	2,214
Duluth Holdings Inc (a)	1,714	33		Integrated Device Technology Inc (a)	17,860	467
FirstCash Inc	2,291	133		IPG Photonics Corp (a)	20,766	3,170
Five Below Inc (a)	250,193	12,086		Lattice Semiconductor Corp (a)	16,363	114
Floor & Decor Holdings Inc (a)	151,941	5,260		MACOM Technology Solutions Holdings Inc	212,496	12,867
Francesca's Holdings Corp (a)	7,254	71		(a)
Freshpet Inc (a)	524,497	8,942		MaxLinear Inc (a)	87,492	2,293
GMS Inc (a)	131,440	3,946		Microsemi Corp (a)	116,996	6,093
Habit Restaurants Inc/The (a)	119,320	1,963		MKS Instruments Inc	10,572	884
HSN Inc	4,258	169		Monolithic Power Systems Inc	67,457	6,902
J. Jill Inc (a)	1,995	24		Nanometrics Inc (a)	3,773	101
Jack in the Box Inc	22,661	2,102		Pixelworks Inc (a)	4,806	22
La-Z-Boy Inc	2,850	96		Power Integrations Inc	3,824	270
Lithia Motors Inc	79,124	8,170		Rambus Inc (a)	3,666	47
Lumber Liquidators Holdings Inc (a)	5,030	124		Rudolph Technologies Inc (a)	5,177	128
MarineMax Inc (a)	3,002	45		Semtech Corp (a)	8,645	342
MSC Industrial Direct Co Inc	13,250	944		Silicon Laboratories Inc (a)	81,214	6,099
Nathan's Famous Inc (a)	633	40		Synaptics Inc (a)	7,219	380
Ollie's Bargain Outlet Holdings Inc (a)	264,160	11,808		Ultra Clean Holdings Inc (a)	6,082	143
Papa John's International Inc	80,884	5,769		Xcerra Corp (a)	8,808	86
Party City Holdco Inc (a)	893	13
PCM Inc (a)	723	9

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Semiconductors (continued)				Software (continued)
Xperi Corp	6,524	$191		Ultimate Software Group Inc/The (a)	46,320	$10,455
		$61,278		Upland Software Inc (a)	1,243	31
Software - 10.85%				Veeva Systems Inc (a)	68,996	4,399
2U Inc (a)	230,639	11,935		Verint Systems Inc (a)	1,349	53
ACI Worldwide Inc (a)	15,537	360		Veritone Inc (a)	462	4
Acxiom Corp (a)	247,719	6,681		Workiva Inc (a)	4,965	97
Alteryx Inc (a)	1,526	31				$166,756
American Software Inc/GA	4,019	39		Telecommunications - 2.71%
Appfolio Inc (a)	1,871	65		A10 Networks Inc (a)	10,016	71
Appian Corp (a)	18,572	363		Acacia Communications Inc (a)	3,015	132
Apptio Inc (a)	3,325	59		Arista Networks Inc (a)	22,700	3,389
Aspen Technology Inc (a)	236,689	13,460		CalAmp Corp (a)	6,221	119
Avid Technology Inc (a)	4,728	24		Ciena Corp (a)	202,099	5,205
Benefitfocus Inc (a)	2,881	103		Clearfield Inc (a)	2,216	25
Blackbaud Inc	172,730	15,950		Consolidated Communications Holdings Inc	7,746	139
Blackline Inc (a)	146,766	5,690		DigitalGlobe Inc (a)	113,997	3,979
Bottomline Technologies de Inc (a)	4,676	133		Extreme Networks Inc (a)	14,549	128
Box Inc (a)	120,927	2,279		Finisar Corp (a)	6,884	187
Broadridge Financial Solutions Inc	133,251	10,108		General Communication Inc (a)	5,076	217
BroadSoft Inc (a)	281,151	12,384		Gigamon Inc (a)	4,815	191
Callidus Software Inc (a)	8,593	209		Globalstar Inc (a)	38,653	72
Cloudera Inc (a)	58,939	1,017		Gogo Inc (a)	9,967	121
CommerceHub Inc - Series A (a)	2,794	51		GTT Communications Inc (a)	178,877	5,465
CommerceHub Inc - Series C (a)	5,560	100		HC2 Holdings Inc (a)	8,561	51
CommVault Systems Inc (a)	8,537	508		IDT Corp - Class B	2,517	37
Computer Programs & Systems Inc	1,362	42		InterDigital Inc/PA	7,058	514
Cornerstone OnDemand Inc (a)	6,998	282		LogMeIn Inc	62,800	7,313
Cotiviti Holdings Inc (a)	151,635	6,528		Loral Space & Communications Inc (a)	2,438	114
Coupa Software Inc (a)	5,308	163		Lumos Networks Corp (a)	3,234	58
CSG Systems International Inc	7,247	300		Oclaro Inc (a)	310,756	3,039
Donnelley Financial Solutions Inc (a)	4,431	103		ORBCOMM Inc (a)	10,767	125
Ebix Inc	5,735	331		Plantronics Inc	7,112	321
Envestnet Inc (a)	143,325	5,597		Quantenna Communications Inc (a)	3,785	77
Everbridge Inc (a)	3,264	77		RigNet Inc (a)	2,638	50
Evolent Health Inc (a)	2,030	50		Shenandoah Telecommunications Co	6,191	190
Exa Corp (a)	2,760	39		Straight Path Communications Inc (a)	1,143	205
Fair Isaac Corp	55,165	7,864		Telenav Inc (a)	3,421	26
Five9 Inc (a)	9,734	215		Ubiquiti Networks Inc (a)	5,280	288
Glu Mobile Inc (a)	3,231	9		ViaSat Inc (a)	367	24
Guidance Software Inc (a)	5,655	40		Viavi Solutions Inc (a)	11,380	125
Guidewire Software Inc (a)	180,512	13,026		Vonage Holdings Corp (a)	1,448,376	9,573
Hortonworks Inc (a)	8,524	114		West Corp	3,694	86
HubSpot Inc (a)	80,754	5,843				$41,656
InnerWorkings Inc (a)	8,318	98		Textiles - 0.00%
Inovalon Holdings Inc (a)	11,455	145		Culp Inc	2,182	65
Instructure Inc (a)	3,913	127
j2 Global Inc	9,156	775		Transportation - 0.91%
LivePerson Inc (a)	10,445	142		Air Transport Services Group Inc (a)	29,494	719
Majesco (a)	4,114	20		ArcBest Corp	1,092	30
Medidata Solutions Inc (a)	88,601	6,805		Ardmore Shipping Corp	2,790	22
MicroStrategy Inc (a)	18,781	2,526		Forward Air Corp	4,000	207
MINDBODY Inc (a)	6,617	172		Genesee & Wyoming Inc (a)	75,596	4,926
MobileIron Inc (a)	10,879	49		Heartland Express Inc	5,969	126
Model N Inc (a)	160,912	2,124		Knight Transportation Inc	204,713	7,298
Monotype Imaging Holdings Inc	49,692	937		Matson Inc	2,625	74
MuleSoft Inc (a)	2,648	58		Radiant Logistics Inc (a)	8,663	38
NantHealth Inc (a)	100,922	432		Saia Inc (a)	2,876	156
New Relic Inc (a)	3,906	183		Schneider National Inc	5,296	114
Omnicell Inc (a)	4,889	243		Swift Transportation Co (a)	9,693	247
Park City Group Inc (a)	2,704	37		Universal Logistics Holdings Inc	1,481	22
Paycom Software Inc (a)	9,717	681				$13,979
PDF Solutions Inc (a)	4,723	76		Trucking & Leasing - 0.00%
Pegasystems Inc	7,943	480		Willis Lease Finance Corp (a)	342	9
Planet Payment Inc (a)	11,264	37
Progress Software Corp	5,306	170		Water - 0.03%
PROS Holdings Inc (a)	4,647	134		American States Water Co	3,329	165
QAD Inc	1,605	50		California Water Service Group	3,963	154
Quality Systems Inc (a)	11,437	196		Middlesex Water Co	2,513	99
RealPage Inc (a)	7,821	303		York Water Co/The	2,047	71
Rosetta Stone Inc (a)	1,527	16
						$489
Simulations Plus Inc	1,858	28		TOTAL COMMON STOCKS		$1,454,194
SPS Commerce Inc (a)	34,065	1,969
Tabula Rasa HealthCare Inc (a)	62,578	976
Take-Two Interactive Software Inc (a)	120,223	9,556

See accompanying notes

		Schedule of Investments
		SmallCap Growth Fund I
		July 31, 2017 (unaudited)

INVESTMENT COMPANIES - 4.76%	Shares Held	Value (000's)
Money Market Funds - 4.76%
Cash Account Trust - Government & Agency	516,771	$517
Portfolio - Government Cash Managed
First American Government Obligations Fund	72,599,738	72,600
		$73,117
TOTAL INVESTMENT COMPANIES		$73,117
Total Investments		$1,527,311
Other Assets and Liabilities - 0.67%		$10,313
TOTAL NET ASSETS - 100.00%		$1,537,624

(a)	Non-Income Producing Security
(b)	The value of these investments was determined using significant unobservable inputs.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $20 or 0.00% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		25.08%
Technology		18.99%
Industrial		16.92%
Consumer, Cyclical		13.62%
Communications		10.56%
Financial		6.83%
Investment Companies		4.76%
Energy		1.32%
Basic Materials		1.16%
Utilities		0.07%
Diversified		0.02%
Other Assets and Liabilities		0.67%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2017	Long	1,127	$79,792	$80,265	$473
Total					$473

Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments SmallCap S&P 600 Index Fund July 31, 2017 (unaudited)

COMMON STOCKS - 97.77%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 1.42%			Banks (continued)
AAR Corp	56,751	$2,122	Tompkins Financial Corp	21,966	$1,729
Aerojet Rocketdyne Holdings Inc (a)	132,546	3,108	TrustCo Bank Corp NY	170,675	1,417
Aerovironment Inc (a)	36,690	1,387	United Community Banks Inc/GA	126,137	3,502
Cubic Corp	44,336	2,113	Walker & Dunlop Inc (a)	49,989	2,512
Kaman Corp	48,329	2,471	Westamerica Bancorporation	46,747	2,558
Moog Inc (a)	57,377	4,264			$94,932
National Presto Industries Inc	8,787	994	Beverages - 0.15%
Triumph Group Inc	88,131	2,256	Coca-Cola Bottling Co Consolidated	8,250	1,981
		$18,715
Agriculture - 0.34%			Biotechnology - 2.08%
Andersons Inc/The	46,877	1,615	Acorda Therapeutics Inc (a)	82,940	1,796
Universal Corp/VA	44,928	2,873	AMAG Pharmaceuticals Inc (a)	62,295	1,224
		$4,488	ANI Pharmaceuticals Inc (a)	14,274	696
Airlines - 0.78%			Cambrex Corp (a)	57,890	3,531
Allegiant Travel Co	23,363	3,020	Cytokinetics Inc (a)	82,201	1,155
Hawaiian Holdings Inc (a)	95,344	3,947	Emergent BioSolutions Inc (a)	61,882	2,251
SkyWest Inc	91,969	3,357	Innoviva Inc (a)	138,015	1,893
		$10,324	Ligand Pharmaceuticals Inc (a)	33,840	4,092
Apparel - 1.02%			Medicines Co/The (a)	128,283	4,932
Crocs Inc (a)	131,692	1,046	Momenta Pharmaceuticals Inc (a)	118,704	1,964
Iconix Brand Group Inc (a)	101,432	677	Myriad Genetics Inc (a)	121,086	2,939
Oxford Industries Inc	26,675	1,684	Spectrum Pharmaceuticals Inc (a)	125,786	938
Perry Ellis International Inc (a)	21,815	428			$27,411
Steven Madden Ltd (a)	95,111	3,899	Building Materials - 2.04%
Unifi Inc (a)	27,208	891	AAON Inc	70,126	2,370
Wolverine World Wide Inc	172,262	4,858	Apogee Enterprises Inc	51,157	2,665
		$13,483	Boise Cascade Co (a)	68,501	2,079
Automobile Manufacturers - 0.16%			Gibraltar Industries Inc (a)	56,139	1,676
Wabash National Corp	106,913	2,040	Griffon Corp	55,475	1,137
			Patrick Industries Inc (a)	28,301	2,154
Automobile Parts & Equipment - 1.25%			PGT Innovations Inc (a)	87,852	1,142
American Axle & Manufacturing Holdings Inc	148,224	2,185	Quanex Building Products Corp	61,227	1,316
(a)			Simpson Manufacturing Co Inc	72,002	3,189
Cooper-Standard Holdings Inc (a)	31,744	3,246	Trex Co Inc (a)	52,264	3,931
Dorman Products Inc (a)	53,650	4,189	Universal Forest Products Inc	36,472	3,058
Gentherm Inc (a)	65,280	2,184	US Concrete Inc (a)	26,457	2,073
Motorcar Parts of America Inc (a)	33,230	929			$26,790
Standard Motor Products Inc	35,700	1,799	Chemicals - 2.69%
Superior Industries International Inc	39,847	779	A Schulman Inc	52,312	1,376
Titan International Inc	85,897	1,095	Aceto Corp	53,507	903
		$16,406	AdvanSix Inc (a)	54,101	1,811
Banks - 7.21%			American Vanguard Corp	46,588	825
Ameris Bancorp	66,003	3,023	Balchem Corp	56,646	4,396
Banner Corp	46,612	2,693	Calgon Carbon Corp	90,218	1,443
Boston Private Financial Holdings Inc	149,557	2,296	Hawkins Inc	16,990	764
Central Pacific Financial Corp	54,458	1,684	HB Fuller Co	89,816	4,627
City Holding Co	27,732	1,820	Ingevity Corp (a)	74,838	4,378
Columbia Banking System Inc	103,710	4,132	Innophos Holdings Inc	34,620	1,446
Community Bank System Inc	87,429	4,800	Innospec Inc	42,895	2,677
Customers Bancorp Inc (a)	51,190	1,528	Koppers Holdings Inc (a)	36,984	1,342
CVB Financial Corp	182,077	3,922	Kraton Corp (a)	55,379	2,060
Fidelity Southern Corp	37,947	799	Quaker Chemical Corp	23,625	3,352
First BanCorp/Puerto Rico (a)	279,561	1,638	Rayonier Advanced Materials Inc	76,912	1,147
First Commonwealth Financial Corp	155,950	2,032	Stepan Co	34,749	2,855
First Financial Bancorp	110,443	2,827			$35,402
First Financial Bankshares Inc	117,555	5,084	Coal - 0.11%
First Midwest Bancorp Inc/IL	144,304	3,205	Cloud Peak Energy Inc (a)	133,418	462
Glacier Bancorp Inc	136,199	4,756	SunCoke Energy Inc (a)	114,311	1,023
Great Western Bancorp Inc	104,332	4,070			$1,485
Hanmi Financial Corp	57,593	1,650	Commercial Services - 5.89%
HomeStreet Inc (a)	48,231	1,266	ABM Industries Inc	98,969	4,416
Hope Bancorp Inc	225,995	3,984	Albany Molecular Research Inc (a)	39,684	863
Independent Bank Corp/Rockland MA	48,407	3,454	American Public Education Inc (a)	28,857	615
LegacyTexas Financial Group Inc	74,139	2,871	AMN Healthcare Services Inc (a)	85,150	3,142
National Bank Holdings Corp	47,490	1,621	Brink's Co/The	80,610	6,300
NBT Bancorp Inc	77,225	2,791	Capella Education Co	20,600	1,415
OFG Bancorp	78,119	785	Cardtronics PLC (a)	81,123	2,539
Old National Bancorp/IN	240,634	3,922	Career Education Corp (a)	115,343	970
Opus Bank	32,292	769	CDI Corp (a)	24,587	203
S&T Bancorp Inc	62,181	2,355	CorVel Corp (a)	17,340	824
ServisFirst Bancshares Inc	78,887	2,867	Cross Country Healthcare Inc (a)	56,345	663
Simmons First National Corp	53,008	2,892	Forrester Research Inc	17,342	707
Southside Bancshares Inc	48,331	1,678	Green Dot Corp (a)	77,824	3,132

See accompanying notes

     Schedule of Investments SmallCap S&P 600 Index Fund July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Commercial Services (continued)			Diversified Financial Services (continued)
Healthcare Services Group Inc	129,744	$6,779	WisdomTree Investments Inc	203,984	$2,130
HealthEquity Inc (a)	78,798	3,614	World Acceptance Corp (a)	10,625	803
Heidrick & Struggles International Inc	33,304	603			$36,786
HMS Holdings Corp (a)	149,113	2,994	Electric - 1.25%
Insperity Inc	33,332	2,517	ALLETE Inc	90,408	6,624
Kelly Services Inc	52,037	1,159	Avista Corp	114,455	6,021
Korn/Ferry International	102,072	3,414	El Paso Electric Co	72,095	3,742
Landauer Inc	17,135	933			$16,387
LendingTree Inc (a)	12,950	2,857	Electrical Components & Equipment - 0.94%
LSC Communications Inc	60,335	1,290	Advanced Energy Industries Inc (a)	70,700	5,129
Matthews International Corp	57,238	3,752	Encore Wire Corp	36,883	1,645
Medifast Inc	19,929	851	General Cable Corp	88,223	1,703
Monro Muffler Brake Inc	58,114	2,708	Insteel Industries Inc	31,113	819
Navigant Consulting Inc (a)	83,989	1,422	Powell Industries Inc	15,237	485
Nutrisystem Inc	53,155	2,963	SPX Corp (a)	75,355	2,074
On Assignment Inc (a)	86,376	4,254	Vicor Corp (a)	28,680	509
Rent-A-Center Inc/TX	94,562	1,250			$12,364
Resources Connection Inc	52,712	704	Electronics - 3.71%
RR Donnelley & Sons Co	124,447	1,538	Applied Optoelectronics Inc (a)	31,408	3,062
Strayer Education Inc	18,647	1,466	Badger Meter Inc	51,752	2,342
Team Inc (a)	52,998	760	Bel Fuse Inc	15,565	393
TrueBlue Inc (a)	75,652	1,933	Benchmark Electronics Inc (a)	88,410	2,975
Viad Corp	36,227	1,940	Brady Corp	84,894	2,819
		$77,490	CTS Corp	58,395	1,285
Computers - 2.94%			Electro Scientific Industries Inc (a)	59,122	511
Agilysys Inc (a)	26,821	270	ESCO Technologies Inc	45,916	2,833
CACI International Inc (a)	43,472	5,438	FARO Technologies Inc (a)	29,671	1,172
Cray Inc (a)	71,613	1,475	II-VI Inc (a)	97,629	3,720
Electronics For Imaging Inc (a)	82,601	4,013	Itron Inc (a)	59,770	4,363
Engility Holdings Inc (a)	31,376	915	Methode Electronics Inc	65,392	2,599
ExlService Holdings Inc (a)	59,860	3,445	OSI Systems Inc (a)	31,543	2,523
Insight Enterprises Inc (a)	63,548	2,575	Park Electrochemical Corp	33,811	635
Lumentum Holdings Inc (a)	98,916	6,192	Plexus Corp (a)	59,935	3,213
Mercury Systems Inc (a)	85,311	3,746	Rogers Corp (a)	32,222	3,801
MTS Systems Corp	29,760	1,568	Sanmina Corp (a)	134,270	4,814
Qualys Inc (a)	53,321	2,141	TTM Technologies Inc (a)	151,911	2,640
Super Micro Computer Inc (a)	67,513	1,813	Watts Water Technologies Inc	49,557	3,191
Sykes Enterprises Inc (a)	69,543	2,364
					$48,891
TeleTech Holdings Inc	27,571	1,153	Energy - Alternate Sources - 0.31%
Virtusa Corp (a)	49,256	1,633
			FutureFuel Corp	40,440	589
		$38,741	Green Plains Inc	66,142	1,306
Consumer Products - 0.39%			REX American Resources Corp (a)	10,026	1,003
Central Garden & Pet Co (a)	18,157	581	SolarEdge Technologies Inc (a)	51,726	1,187
Central Garden & Pet Co - A Shares (a)	60,363	1,857
					$4,085
WD-40 Co	24,998	2,666	Engineering & Construction - 0.86%
		$5,104	Aegion Corp (a)	59,533	1,425
Cosmetics & Personal Care - 0.09%			Comfort Systems USA Inc	66,243	2,206
Inter Parfums Inc	30,472	1,182	Exponent Inc	45,988	2,998
			MYR Group Inc (a)	29,284	932
Distribution & Wholesale - 1.01%			Orion Group Holdings Inc (a)	49,401	347
Anixter International Inc (a)	50,793	4,000	TopBuild Corp (a)	65,843	3,475
Core-Mark Holding Co Inc	82,334	3,019			$11,383
Essendant Inc	66,659	832	Entertainment - 0.87%
Fossil Group Inc (a)	74,949	843	Marriott Vacations Worldwide Corp	43,433	5,075
G-III Apparel Group Ltd (a)	77,835	2,026	Penn National Gaming Inc (a)	146,888	2,961
ScanSource Inc (a)	44,997	1,782	Scientific Games Corp (a)	91,550	3,392
Veritiv Corp (a)	20,078	746
					$11,428
		$13,248	Environmental Control - 0.52%
Diversified Financial Services - 2.79%			Tetra Tech Inc	101,601	4,821
Encore Capital Group Inc (a)	42,089	1,688
Enova International Inc (a)	41,673	604	US Ecology Inc	38,792	2,013
					$6,834
Evercore Partners Inc - Class A	72,936	5,737	Food - 2.17%
Financial Engines Inc	102,815	3,953	B&G Foods Inc	118,163	4,283
Greenhill & Co Inc	48,897	905	Bob Evans Farms Inc/DE	35,135	2,431
Interactive Brokers Group Inc - A Shares	120,854	4,840	Calavo Growers Inc	27,410	2,030
INTL. FCStone Inc (a)	26,807	1,049
			Cal-Maine Foods Inc (a)	52,916	2,019
Investment Technology Group Inc	55,975	1,235	Darling Ingredients Inc (a)	292,796	4,764
Piper Jaffray Cos	25,150	1,569	J&J Snack Foods Corp	26,618	3,498
PRA Group Inc (a)	82,380	3,229
			John B Sanfilippo & Son Inc	15,436	993
Virtus Investment Partners Inc	11,802	1,390	Sanderson Farms Inc	35,576	4,651
Waddell & Reed Financial Inc	148,633	3,072	Seneca Foods Corp - Class A (a)	11,116	319
WageWorks Inc (a)	70,271	4,582
			SpartanNash Co	67,272	1,866

See accompanying notes

     Schedule of Investments SmallCap S&P 600 Index Fund July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Food (continued)			Home Furnishings (continued)
SUPERVALU Inc (a)	475,818	$1,703	iRobot Corp (a)	48,736	$5,142
		$28,557	Select Comfort Corp (a)	74,082	2,505
Forest Products & Paper - 0.67%			Universal Electronics Inc (a)	25,727	1,761
Clearwater Paper Corp (a)	29,207	1,436			$13,992
Deltic Timber Corp	18,842	1,359	Insurance - 3.06%
Neenah Paper Inc	29,842	2,384	American Equity Investment Life Holding Co	157,766	4,225
PH Glatfelter Co	77,428	1,585	AMERISAFE Inc	34,183	1,974
Schweitzer-Mauduit International Inc	54,586	2,097	eHealth Inc (a)	29,814	507
		$8,861	Employers Holdings Inc	57,377	2,487
Gas - 1.08%			HCI Group Inc	14,554	656
Northwest Natural Gas Co	50,917	3,213	Horace Mann Educators Corp	72,068	2,659
South Jersey Industries Inc	141,275	4,799	Infinity Property & Casualty Corp	19,642	1,965
Spire Inc	85,784	6,228	Maiden Holdings Ltd	130,777	1,452
		$14,240	Navigators Group Inc/The	39,807	2,269
Hand & Machine Tools - 0.21%			ProAssurance Corp	94,916	5,866
Franklin Electric Co Inc	68,535	2,769	RLI Corp	67,999	3,948
			Safety Insurance Group Inc	25,429	1,804
Healthcare - Products - 4.18%			Selective Insurance Group Inc	103,541	5,244
Abaxis Inc	40,269	1,893	Stewart Information Services Corp	42,024	1,652
Analogic Corp	22,200	1,558	United Fire Group Inc	38,085	1,719
AngioDynamics Inc (a)	60,818	988	United Insurance Holdings Corp	31,915	509
BioTelemetry Inc (a)	53,557	1,832	Universal Insurance Holdings Inc	57,981	1,383
Cantel Medical Corp	64,526	4,788			$40,319
CONMED Corp	44,095	2,263	Internet - 1.92%
CryoLife Inc (a)	48,482	909	8x8 Inc (a)	162,864	2,068
Haemonetics Corp (a)	93,259	3,836	Blucora Inc (a)	70,288	1,574
ICU Medical Inc (a)	26,749	4,598	Cogent Communications Holdings Inc	72,790	3,039
Inogen Inc (a)	28,903	2,728	DHI Group Inc (a)	89,921	198
Integer Holdings Corp (a)	49,516	2,268	ePlus Inc (a)	23,405	1,894
Integra LifeSciences Holdings Corp (a)	107,538	5,340	FTD Cos Inc (a)	30,722	604
Invacare Corp	56,991	892	HealthStream Inc (a)	45,338	1,071
Lantheus Holdings Inc (a)	52,328	965	Liquidity Services Inc (a)	43,656	297
LeMaitre Vascular Inc	22,401	808	New Media Investment Group Inc	95,049	1,325
Luminex Corp	71,055	1,452	NIC Inc	110,646	1,798
Meridian Bioscience Inc	75,019	1,016	Perficient Inc (a)	62,656	1,178
Merit Medical Systems Inc (a)	88,732	3,638	QuinStreet Inc (a)	63,781	248
MiMedx Group Inc (a)	181,316	2,712	Shutterfly Inc (a)	60,020	2,943
Natus Medical Inc (a)	58,822	2,071	Shutterstock Inc (a)	33,794	1,424
OraSure Technologies Inc (a)	102,679	1,801	Stamps.com Inc (a)	28,001	4,147
Orthofix International NV (a)	32,074	1,391	VASCO Data Security International Inc (a)	53,591	724
Repligen Corp (a)	65,572	2,641	XO Group Inc (a)	43,288	791
Surmodics Inc (a)	23,599	621			$25,323
Varex Imaging Corp (a)	66,727	2,058	Iron & Steel - 0.24%
		$55,067	AK Steel Holding Corp (a)	559,566	3,167
Healthcare - Services - 2.02%
Almost Family Inc (a)	21,191	1,048	Leisure Products & Services - 0.95%
Amedisys Inc (a)	49,762	2,357	Callaway Golf Co	166,851	2,124
Chemed Corp	28,587	5,646	Fox Factory Holding Corp (a)	61,583	2,368
Community Health Systems Inc (a)	203,872	1,458	LCI Industries	44,270	4,726
Ensign Group Inc/The	84,721	1,895	Nautilus Inc (a)	54,593	961
Kindred Healthcare Inc	152,307	1,363	Vista Outdoor Inc (a)	101,418	2,341
LHC Group Inc (a)	26,645	1,543			$12,520
Magellan Health Inc (a)	42,159	3,143	Lodging - 0.93%
Providence Service Corp/The (a)	20,587	1,061	Belmond Ltd (a)	150,670	1,966
Quorum Health Corp (a)	53,690	183	Boyd Gaming Corp	146,937	3,682
Select Medical Holdings Corp (a)	191,045	3,095	ILG Inc	188,518	4,998
Tivity Health Inc (a)	59,909	2,375	Marcus Corp/The	33,905	922
US Physical Therapy Inc	22,259	1,404	Monarch Casino & Resort Inc (a)	19,603	649
		$26,571			$12,217
Home Builders - 1.09%			Machinery - Construction & Mining - 0.13%
Cavco Industries Inc (a)	15,026	1,959	Astec Industries Inc	34,022	1,710
Installed Building Products Inc (a)	35,676	1,919
LGI Homes Inc (a)	30,716	1,361	Machinery - Diversified - 1.48%
M/I Homes Inc	44,075	1,143	Alamo Group Inc	16,835	1,566
MDC Holdings Inc	73,323	2,514	Albany International Corp	51,372	2,749
Meritage Homes Corp (a)	67,362	2,745	Applied Industrial Technologies Inc	69,381	3,920
William Lyon Homes (a)	41,991	950	Briggs & Stratton Corp	76,041	1,781
Winnebago Industries Inc	47,163	1,736	Chart Industries Inc (a)	54,600	1,856
		$14,327	DXP Enterprises Inc/TX (a)	27,556	788
Home Furnishings - 1.06%			Lindsay Corp	18,895	1,732
American Woodmark Corp (a)	24,815	2,435	SPX FLOW Inc (a)	75,186	2,666
Daktronics Inc	71,284	697
Ethan Allen Interiors Inc	45,293	1,452

See accompanying notes

     Schedule of Investments SmallCap S&P 600 Index Fund July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Machinery - Diversified (continued)			Oil & Gas Services (continued)
Tennant Co	31,651	$2,391	Tesco Corp (a)	83,052	$382
		$19,449	TETRA Technologies Inc (a)	206,115	579
Media - 1.06%					$14,466
EW Scripps Co/The (a)	100,153	1,968	Packaging & Containers - 0.42%
Gannett Co Inc	201,906	1,811	KapStone Paper and Packaging Corp	156,571	3,579
Scholastic Corp	48,349	2,003	Multi-Color Corp	23,504	1,892
Time Inc	176,795	2,484			$5,471
TiVo Corp	215,355	4,221	Pharmaceuticals - 2.30%
World Wrestling Entertainment Inc	68,449	1,449	Amphastar Pharmaceuticals Inc (a)	63,416	1,096
		$13,936	Anika Therapeutics Inc (a)	26,050	1,333
Metal Fabrication & Hardware - 0.51%			Depomed Inc (a)	110,726	1,142
CIRCOR International Inc	29,319	1,468	Diplomat Pharmacy Inc (a)	77,642	1,232
Haynes International Inc	22,234	696	Eagle Pharmaceuticals Inc/DE (a)	13,868	682
Mueller Industries Inc	102,392	3,225	Enanta Pharmaceuticals Inc (a)	24,701	941
Olympic Steel Inc	16,176	276	Heska Corp (a)	11,384	1,247
TimkenSteel Corp (a)	69,413	1,103	Impax Laboratories Inc (a)	131,010	2,535
		$6,768	Lannett Co Inc (a)	52,283	1,064
Mining - 0.73%			Nektar Therapeutics (a)	275,793	6,021
Century Aluminum Co (a)	88,416	1,483	Neogen Corp (a)	67,760	4,463
Kaiser Aluminum Corp	30,524	2,970	PharMerica Corp (a)	55,274	1,390
Materion Corp	35,526	1,366	Phibro Animal Health Corp	33,336	1,273
US Silica Holdings Inc	129,685	3,778	Progenics Pharmaceuticals Inc (a)	124,831	753
		$9,597	SciClone Pharmaceuticals Inc (a)	91,958	1,007
Miscellaneous Manufacturers - 3.37%			Sucampo Pharmaceuticals Inc (a)	44,601	484
Actuant Corp	106,092	2,567	Supernus Pharmaceuticals Inc (a)	89,380	3,615
Axon Enterprise Inc (a)	93,723	2,305			$30,278
AZZ Inc	46,290	2,347	Real Estate - 0.39%
Barnes Group Inc	88,814	5,345	Forestar Group Inc (a)	58,889	1,010
EnPro Industries Inc	37,965	2,924	HFF Inc	63,081	2,317
Fabrinet (a)	66,355	2,987	RE/MAX Holdings Inc	31,458	1,829
Federal Signal Corp	106,276	1,966			$5,156
Harsco Corp (a)	142,548	2,202	REITS - 6.80%
Hillenbrand Inc	111,945	4,030	Acadia Realty Trust	150,615	4,479
John Bean Technologies Corp	56,212	5,194	Agree Realty Corp	50,226	2,470
LSB Industries Inc (a)	36,354	257	American Assets Trust Inc	73,699	2,993
Lydall Inc (a)	30,626	1,516	Apollo Commercial Real Estate Finance Inc	167,645	3,023
Myers Industries Inc	39,031	663	Armada Hoffler Properties Inc	79,840	1,059
Proto Labs Inc (a)	43,329	3,202	Capstead Mortgage Corp	170,629	1,669
Raven Industries Inc	64,155	2,207	CareTrust REIT Inc	128,966	2,352
Standex International Corp	22,655	2,174	CBL & Associates Properties Inc	304,138	2,673
Sturm Ruger & Co Inc	31,399	1,809	Cedar Realty Trust Inc	135,330	701
Tredegar Corp	45,212	683	Chatham Lodging Trust	68,179	1,410
		$44,378	Chesapeake Lodging Trust	106,826	2,695
Office Furnishings - 0.16%			CoreSite Realty Corp	60,779	6,599
Interface Inc	111,647	2,116	DiamondRock Hospitality Co	355,991	4,158
			EastGroup Properties Inc	60,255	5,253
Oil & Gas - 1.23%			Four Corners Property Trust Inc	106,698	2,708
Atwood Oceanics Inc (a)	133,110	1,046	Franklin Street Properties Corp	190,613	2,015
Bill Barrett Corp (a)	135,623	458	Getty Realty Corp	57,240	1,487
Carrizo Oil & Gas Inc (a)	135,888	2,142	Government Properties Income Trust	170,723	3,027
Contango Oil & Gas Co (a)	40,910	246	Hersha Hospitality Trust	74,253	1,393
Denbury Resources Inc (a)	708,080	1,034	Independence Realty Trust Inc	105,471	1,067
Noble Corp PLC (a)	434,950	1,740	Kite Realty Group Trust	148,558	3,050
Northern Oil and Gas Inc (a)	77,674	97	Lexington Realty Trust	384,543	3,915
PDC Energy Inc (a)	99,364	4,686	LTC Properties Inc	70,344	3,633
SRC Energy Inc (a)	356,992	3,038	National Storage Affiliates Trust	78,671	1,806
Unit Corp (a)	93,899	1,688	Parkway Inc	75,950	1,748
		$16,175	Pennsylvania Real Estate Investment Trust	123,971	1,474
Oil & Gas Services - 1.10%			PS Business Parks Inc	34,794	4,678
Archrock Inc	126,173	1,382	Ramco-Gershenson Properties Trust	141,039	1,987
Bristow Group Inc	56,968	420	Retail Opportunity Investments Corp	195,055	3,956
CARBO Ceramics Inc (a)	37,630	266	Sabra Health Care REIT Inc	116,055	2,692
Era Group Inc (a)	35,162	308	Saul Centers Inc	21,020	1,243
Exterran Corp (a)	56,292	1,559	Summit Hotel Properties Inc	185,280	3,322
Flotek Industries Inc (a)	96,687	814	Universal Health Realty Income Trust	22,223	1,722
Geospace Technologies Corp (a)	23,892	368	Urstadt Biddle Properties Inc	52,847	1,107
Gulf Island Fabrication Inc	24,287	277			$89,564
Helix Energy Solutions Group Inc (a)	244,095	1,596	Retail - 6.03%
Matrix Service Co (a)	47,283	489	Abercrombie & Fitch Co	120,869	1,189
McDermott International Inc (a)	504,595	3,416	Asbury Automotive Group Inc (a)	33,454	1,807
Newpark Resources Inc (a)	157,933	1,319	Ascena Retail Group Inc (a)	301,472	705
Pioneer Energy Services Corp (a)	137,372	302	Barnes & Noble Education Inc (a)	68,529	495
SEACOR Holdings Inc (a)	29,012	989

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Retail (continued)			Semiconductors (continued)
Barnes & Noble Inc	98,191	$800	Kulicke & Soffa Industries Inc (a)	126,184	$2,718
Big 5 Sporting Goods Corp	31,898	343	MaxLinear Inc (a)	93,087	2,439
Biglari Holdings Inc (a)	1,800	674	MKS Instruments Inc	96,181	8,046
BJ's Restaurants Inc (a)	31,806	1,123	Nanometrics Inc (a)	44,887	1,196
Buckle Inc/The	50,363	861	Power Integrations Inc	52,782	3,729
Caleres Inc	76,504	2,087	Rambus Inc (a)	198,608	2,560
Cato Corp/The	42,662	726	Rudolph Technologies Inc (a)	55,887	1,383
Chico's FAS Inc	229,828	2,103	Semtech Corp (a)	116,851	4,627
Children's Place Inc/The	31,395	3,317	Veeco Instruments Inc (a)	85,285	2,627
Chuy's Holdings Inc (a)	30,032	707	Xperi Corp	87,878	2,570
Dave & Buster's Entertainment Inc (a)	66,552	4,134			$43,564
DineEquity Inc	30,043	1,236	Software - 1.99%
DSW Inc	119,912	2,163	Bottomline Technologies de Inc (a)	64,254	1,830
El Pollo Loco Holdings Inc (a)	38,245	497	Computer Programs & Systems Inc	19,008	583
Express Inc (a)	139,373	845	CSG Systems International Inc	60,057	2,483
EZCORP Inc (a)	86,668	676	Digi International Inc (a)	47,171	493
Fiesta Restaurant Group Inc (a)	48,108	808	Donnelley Financial Solutions Inc (a)	58,273	1,352
Finish Line Inc/The	71,731	987	Ebix Inc	38,677	2,234
FirstCash Inc	85,861	4,993	LivePerson Inc (a)	95,578	1,295
Five Below Inc (a)	97,959	4,732	ManTech International Corp/VA	45,517	1,808
Francesca's Holdings Corp (a)	65,173	634	MicroStrategy Inc (a)	16,721	2,249
Fred's Inc	63,580	430	Monotype Imaging Holdings Inc	74,385	1,402
Genesco Inc (a)	34,830	1,118	Omnicell Inc (a)	66,062	3,277
Group 1 Automotive Inc	35,496	2,114	Progress Software Corp	85,804	2,747
Guess? Inc	108,014	1,411	Quality Systems Inc (a)	82,475	1,410
Haverty Furniture Cos Inc	34,341	764	SPS Commerce Inc (a)	30,562	1,766
Hibbett Sports Inc (a)	36,913	576	Synchronoss Technologies Inc (a)	76,660	1,294
JC Penney Co Inc (a)	550,698	2,979			$26,223
Kirkland's Inc (a)	26,020	243	Storage & Warehousing - 0.18%
La-Z-Boy Inc	86,776	2,933	Mobile Mini Inc	78,576	2,420
Lithia Motors Inc	42,264	4,364
Lumber Liquidators Holdings Inc (a)	50,455	1,247	Telecommunications - 1.96%
MarineMax Inc (a)	43,286	647	ADTRAN Inc	85,900	2,014
Movado Group Inc	27,284	671	ATN International Inc	18,995	1,102
Ollie's Bargain Outlet Holdings Inc (a)	85,789	3,835	Black Box Corp	26,601	210
PetMed Express Inc	36,486	1,735	CalAmp Corp (a)	62,836	1,200
Red Robin Gourmet Burgers Inc (a)	22,877	1,368	Cincinnati Bell Inc (a)	74,897	1,397
Regis Corp (a)	62,562	659	Comtech Telecommunications Corp	41,867	754
RH (a)	55,267	3,600	Consolidated Communications Holdings Inc	114,192	2,056
Ruby Tuesday Inc (a)	107,658	217	General Communication Inc (a)	47,490	2,026
Ruth's Hospitality Group Inc	52,906	1,058	Gigamon Inc (a)	55,524	2,207
Shake Shack Inc (a)	32,965	1,088	Harmonic Inc (a)	143,151	587
Shoe Carnival Inc	22,087	403	Iridium Communications Inc (a)	145,423	1,447
Sonic Automotive Inc	46,874	851	Lumos Networks Corp (a)	42,562	762
Sonic Corp	75,426	1,785	NETGEAR Inc (a)	57,689	2,763
Tailored Brands Inc	87,187	1,093	Oclaro Inc (a)	225,995	2,210
Tile Shop Holdings Inc	58,746	858	Spok Holdings Inc	36,504	599
Vera Bradley Inc (a)	33,571	338	Viavi Solutions Inc (a)	403,472	4,426
Vitamin Shoppe Inc (a)	42,336	466			$25,760
Wingstop Inc	51,509	1,546	Textiles - 0.30%
Zumiez Inc (a)	31,351	398
			UniFirst Corp/MA	27,486	3,910
		$79,437
Savings & Loans - 1.95%			Transportation - 1.30%
Astoria Financial Corp	162,744	3,284	ArcBest Corp	42,711	1,187
Banc of California Inc	88,849	1,826	Atlas Air Worldwide Holdings Inc (a)	44,907	2,668
Bank Mutual Corp	75,116	747	Echo Global Logistics Inc (a)	48,701	665
BofI Holding Inc (a)	102,540	2,858	Forward Air Corp	53,709	2,784
Brookline Bancorp Inc	136,021	2,020	Heartland Express Inc	76,992	1,627
Dime Community Bancshares Inc	55,525	1,155	Hub Group Inc (a)	59,506	2,026
Northfield Bancorp Inc	80,758	1,356	Marten Transport Ltd	68,758	1,097
Northwest Bancshares Inc	181,293	2,919	Matson Inc	76,642	2,161
Oritani Financial Corp	68,504	1,137	Roadrunner Transportation Systems Inc (a)	53,822	376
Provident Financial Services Inc	107,860	2,860	Saia Inc (a)	45,234	2,458
Sterling Bancorp/DE	241,029	5,568			$17,049
		$25,730	Trucking & Leasing - 0.17%
Semiconductors - 3.31%			Greenbrier Cos Inc/The	50,483	2,272
Brooks Automation Inc	123,798	3,041
Cabot Microelectronics Corp	44,893	3,329	Water - 0.50%
CEVA Inc (a)	38,184	1,766	American States Water Co	65,088	3,219
Cohu Inc	45,182	823	California Water Service Group	85,278	3,317
Diodes Inc (a)	67,930	1,802
DSP Group Inc (a)	39,407	497			$6,536
Kopin Corp (a)	108,269	411	TOTAL COMMON STOCKS		$1,287,275

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2017 (unaudited)

INVESTMENT COMPANIES - 2.25%	Shares Held	Value (000's)
Exchange Traded Funds - 0.25%
iShares Core S&P Small-Cap ETF	46,844	$3,317

Money Market Funds - 2.00%
BlackRock Liquidity Funds FedFund Portfolio	26,271,127	26,271

TOTAL INVESTMENT COMPANIES		$29,588
Total Investments		$1,316,863
Other Assets and Liabilities - (0.02)%		$(315)
TOTAL NET ASSETS - 100.00%		$1,316,548

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		22.20%
Consumer, Non-cyclical		19.61%
Industrial		17.08%
Consumer, Cyclical		15.79%
Technology		8.24%
Communications		4.94%
Basic Materials		4.33%
Utilities		2.83%
Energy		2.75%
Investment Companies		2.25%
Other Assets and Liabilities		(0.02)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short Contracts		Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2017	Long	225	$15,985	$16,025	$40
Total					$40

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2017 (unaudited)

COMMON STOCKS - 94.45%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.01%			Automobile Parts & Equipment (continued)
EVINE Live Inc (a)	5,584	$7	Supreme Industries Inc	23,624	$356
Harte-Hanks Inc (a)	38,509	37	Titan International Inc	18,589	237
MDC Partners Inc	5,308	52	Tower International Inc	2,811	69
		$96			$8,023
Aerospace & Defense - 0.87%			Banks - 12.91%
AAR Corp	40,609	1,519	1st Constitution Bancorp	1,457	25
Aerovironment Inc (a)	3,683	139	1st Source Corp	28,199	1,385
Arotech Corp (a)	18,086	65	Access National Corp	2,052	55
CPI Aerostructures Inc (a)	8,184	78	ACNB Corp	929	26
Cubic Corp	16,573	789	Allegiance Bancshares Inc (a)	539	20
Curtiss-Wright Corp	15,095	1,455	American National Bankshares Inc	2,888	109
Ducommun Inc (a)	10,193	296	American River Bankshares	6,194	86
Esterline Technologies Corp (a)	35,014	3,379	Ameris Bancorp	898	41
Kaman Corp	2,534	130	AmeriServ Financial Inc	24,724	98
KLX Inc (a)	35,635	1,850	Ames National Corp	1,347	40
Kratos Defense & Security Solutions Inc (a)	4,531	50	Arrow Financial Corp	5,691	186
Moog Inc (a)	8,305	617	ASB Bancorp Inc (a)	600	27
National Presto Industries Inc	1,279	145	Associated Banc-Corp	105,753	2,533
SIFCO Industries Inc (a)	610	4	Atlantic Capital Bancshares Inc (a)	3,840	74
Triumph Group Inc	5,085	130	BancFirst Corp	863	92
		$10,646	BancorpSouth Inc	42,791	1,285
Agriculture - 0.34%			Bank of Commerce Holdings	3,339	34
Alico Inc	472	14	Bank of Florida Corp (a),(b),(c)	6,269	—
Alliance One International Inc (a)	8,186	125	Bank of Marin Bancorp	898	60
Andersons Inc/The	27,331	941	Bank of NT Butterfield & Son Ltd/The	3,259	111
Cadiz Inc (a)	2,750	36	Bankwell Financial Group Inc	758	25
Limoneira Co	1,204	27	Banner Corp	26,006	1,503
Tejon Ranch Co (a)	4,332	91	Bar Harbor Bankshares	1,950	54
Universal Corp/VA	43,348	2,773	BCB Bancorp Inc	2,810	42
Vector Group Ltd	5,182	104	Blue Hills Bancorp Inc	15,792	299
		$4,111	Boston Private Financial Holdings Inc	69,963	1,073
Airlines - 0.27%			Bridge Bancorp Inc	2,587	84
Copa Holdings SA	4,079	512	Bryn Mawr Bank Corp	7,920	336
Hawaiian Holdings Inc (a)	16,430	680	C&F Financial Corp	570	28
SkyWest Inc	56,859	2,075	Cadence BanCorp (a)	1,147	26
		$3,267	Camden National Corp	2,531	107
Apparel - 0.66%			Canadian Imperial Bank of Commerce	3,363	292
Columbia Sportswear Co	1,930	117	Capital Bank Financial Corp	5,544	211
Deckers Outdoor Corp (a)	32,090	2,080	Capital City Bank Group Inc	13,297	284
Delta Apparel Inc (a)	7,940	166	Carolina Financial Corp	2,712	91
Iconix Brand Group Inc (a)	42,372	283	Cathay General Bancorp	38,486	1,442
Lakeland Industries Inc (a)	8,452	127	CenterState Banks Inc	14,314	358
Oxford Industries Inc	1,848	117	Central Pacific Financial Corp	16,026	495
Perry Ellis International Inc (a)	20,389	401	Central Valley Community Bancorp	2,490	54
Rocky Brands Inc	8,535	119	Century Bancorp Inc/MA	1,473	99
Sequential Brands Group Inc (a)	17,152	55	Chemical Financial Corp	26,439	1,275
Steven Madden Ltd (a)	69,550	2,852	Chemung Financial Corp	568	23
Superior Uniform Group Inc	8,321	186	Citizens & Northern Corp	7,487	173
Unifi Inc (a)	20,827	682	Citizens First Corp	300	7
Weyco Group Inc	1,809	51	City Holding Co	2,955	194
Wolverine World Wide Inc	28,868	814	Civista Bancshares Inc	1,994	41
		$8,050	CNB Financial Corp/PA	1,928	51
Automobile Manufacturers - 0.21%			CoBiz Financial Inc	4,764	84
Blue Bird Corp (a)	807	14	Codorus Valley Bancorp Inc	1,939	54
Navistar International Corp (a)	4,815	148	Colony Bankcorp Inc	706	10
REV Group Inc	79,475	2,126	Columbia Banking System Inc	6,035	240
Wabash National Corp	15,990	306	Commerce Union Bancshares Inc	912	22
		$2,594	Community Bank System Inc	16,490	905
			Community Trust Bancorp Inc	69,247	2,991
Automobile Parts & Equipment - 0.66%			Community West Bancshares	1,308	14
American Axle & Manufacturing Holdings Inc	151,849	2,239	ConnectOne Bancorp Inc	18,692	420
(a)
			County Bancorp Inc	769	19
Cooper Tire & Rubber Co	10,922	399	CU Bancorp (a)	3,893	144
Cooper-Standard Holdings Inc (a)	4,285	438
			Customers Bancorp Inc (a)	21,766	649
Dana Inc	11,642	276	CVB Financial Corp	15,846	341
Gentherm Inc (a)	1,881	63
Meritor Inc (a)	18,785	325	DNB Financial Corp	409	14
			Eagle Bancorp Inc (a)	1,336	83
Miller Industries Inc/TN	18,003	470	Enterprise Bancorp Inc/MA	1,422	48
Modine Manufacturing Co (a)	41,896	680
Motorcar Parts of America Inc (a)	2,620	73	Enterprise Financial Services Corp	4,478	177
			Equity Bancshares Inc (a)	1,007	35
Spartan Motors Inc	54,201	479	Evans Bancorp Inc	995	41
Standard Motor Products Inc	20,899	1,053	Farmers Capital Bank Corp	6,405	240
Strattec Security Corp	3,938	140	Farmers National Banc Corp	3,755	52
Superior Industries International Inc	37,121	726	FB Financial Corp (a)	634	22

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Banks (continued)				Banks (continued)
FCB Financial Holdings Inc (a)	9,625	$454		National Commerce Corp (a)	942	$38
Fidelity Southern Corp	6,556	138		NBT Bancorp Inc	16,132	583
Financial Institutions Inc	16,508	486		Nicolet Bankshares Inc (a)	1,316	71
First Bancorp Inc/ME	1,446	39		Northeast Bancorp	2,318	50
First BanCorp/Puerto Rico (a)	378,848	2,220		Northrim BanCorp Inc	9,868	288
First Bancorp/Southern Pines NC	12,117	380		Norwood Financial Corp	503	22
First Bancshares Inc/The	2,738	76		OFG Bancorp	90,728	912
First Busey Corp	17,309	506		Ohio Valley Banc Corp	537	18
First Business Financial Services Inc	7,551	160		Old Line Bancshares Inc	1,216	33
First Citizens BancShares Inc/NC	1,114	410		Old National Bancorp/IN	124,540	2,030
First Commonwealth Financial Corp	95,740	1,248		Old Point Financial Corp	477	15
First Community Bancshares Inc/VA	20,351	554		Old Second Bancorp Inc	15,934	189
First Connecticut Bancorp Inc/Farmington CT	7,779	199		Opus Bank	14,398	343
First Financial Bancorp	460,508	11,789		Orrstown Financial Services Inc	1,097	27
First Financial Bankshares Inc	2,279	99		Pacific Continental Corp	2,125	54
First Financial Corp/IN	9,088	418		Paragon Commercial Corp (a)	613	32
First Foundation Inc (a)	2,782	48		Park National Corp	1,372	136
First Guaranty Bancshares Inc	513	14		Park Sterling Corp	37,957	441
First Internet Bancorp	3,512	115		Parke Bancorp Inc	753	15
First Interstate BancSystem Inc	12,401	453		Patriot National Bancorp Inc	212	3
First Merchants Corp	367,862	14,877		PCSB Financial Corp (a)	2,381	41
First Mid-Illinois Bancshares Inc	1,861	68		Peapack Gladstone Financial Corp	6,686	210
First Midwest Bancorp Inc/IL	85,771	1,905		Penns Woods Bancorp Inc	767	33
First Northwest Bancorp (a)	2,307	35		Peoples Bancorp Inc/OH	16,545	539
First of Long Island Corp/The	2,679	75		Peoples Bancorp of North Carolina Inc	2,353	75
First United Corp (a)	1,675	25		Peoples Financial Services Corp	991	42
FNB Bancorp/CA	697	19		People's Utah Bancorp	1,828	51
FNB Corp/PA	27,245	373		Pinnacle Financial Partners Inc	134,140	8,572
Franklin Financial Network Inc (a)	1,303	45		Popular Inc	18,891	796
Fulton Financial Corp	195,856	3,575		Preferred Bank/Los Angeles CA	1,630	92
German American Bancorp Inc	7,817	280		Premier Financial Bancorp Inc	10,873	207
Glacier Bancorp Inc	11,956	417		Prosperity Bancshares Inc	157,383	10,088
Great Southern Bancorp Inc	1,796	93		QCR Holdings Inc	1,752	81
Great Western Bancorp Inc	19,404	757		Renasant Corp	30,771	1,304
Green Bancorp Inc (a)	2,391	54		Republic Bancorp Inc/KY	9,954	357
Guaranty Bancorp	2,740	73		S&T Bancorp Inc	30,835	1,168
Guaranty Federal Bancshares Inc	541	12		Sandy Spring Bancorp Inc	31,237	1,251
Hancock Holding Co	66,690	3,067		SB Financial Group Inc	2,685	47
Hanmi Financial Corp	3,685	105		Seacoast Banking Corp of Florida (a)	25,413	594
HarborOne Bancorp Inc (a)	1,085	21		Select Bancorp Inc (a)	2,142	25
Hawthorn Bancshares Inc	1,820	36		Shore Bancshares Inc	4,632	79
Heartland Financial USA Inc	6,099	287		Sierra Bancorp	21,420	586
Heritage Commerce Corp	7,715	107		Simmons First National Corp	5,364	292
Heritage Financial Corp/WA	13,986	380		South State Corp	4,347	364
Hilltop Holdings Inc	55,537	1,390		Southern First Bancshares Inc (a)	1,398	51
Home BancShares Inc/AR	15,871	394		Southern National Bancorp of Virginia Inc	4,130	70
HomeStreet Inc (a)	25,600	672		Southside Bancshares Inc	4,240	147
Hope Bancorp Inc	39,241	692		Southwest Bancorp Inc	20,554	536
Horizon Bancorp/IN	3,015	80		State Bank Financial Corp	3,852	106
Howard Bancorp Inc (a)	922	18		Stock Yards Bancorp Inc	4,457	160
IBERIABANK Corp	41,558	3,360		Stonegate Bank	4,070	190
Independent Bank Corp/MI	15,756	334		Summit Financial Group Inc	1,619	35
Independent Bank Corp/Rockland MA	2,772	198		Summit State Bank	1,005	13
Independent Bank Group Inc	2,884	174		Sun Bancorp Inc/NJ	385	9
International Bancshares Corp	72,094	2,552		Sunshine Bancorp Inc (a)	811	19
Investar Holding Corp	728	16		Sussex Bancorp	1,215	29
Kearny Financial Corp/MD	84,646	1,236		TCF Financial Corp	79,217	1,248
Lakeland Bancorp Inc	22,004	425		Texas Capital Bancshares Inc (a)	1,191	93
Lakeland Financial Corp	120,086	5,524		TierOne Corp (a),(b),(c)	2,447	—
LCNB Corp	1,428	29		Tompkins Financial Corp	3,043	240
LegacyTexas Financial Group Inc	16,898	655		Towne Bank/Portsmouth VA	5,878	184
Macatawa Bank Corp	4,205	41		TriCo Bancshares	4,817	178
MainSource Financial Group Inc	37,455	1,310		TriState Capital Holdings Inc (a)	9,700	223
MB Financial Inc	65,503	2,680		Triumph Bancorp Inc (a)	2,662	76
MBT Financial Corp	18,962	182		TrustCo Bank Corp NY	20,378	169
Mercantile Bank Corp	12,421	395		Trustmark Corp	47,328	1,513
Mid Penn Bancorp Inc	119	3		Two River Bancorp	948	17
Middlefield Banc Corp	343	16		UMB Financial Corp	6,740	470
Midland States Bancorp Inc	2,093	66		Umpqua Holdings Corp	70,968	1,316
MidSouth Bancorp Inc	2,840	32		Union Bankshares Corp	317,841	9,818
MidWestOne Financial Group Inc	3,166	109		Union Bankshares Inc/Morrisville VT	134	6
National Bank Holdings Corp	24,366	832		United Bancshares Inc/OH	900	20
National Bankshares Inc	1,035	40		United Bankshares Inc/WV	19,684	679
				United Community Banks Inc/GA	239,590	6,651

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Banks (continued)			Biotechnology (continued)
United Security Bancshares/Fresno CA	1,861	$18	PTC Therapeutics Inc (a)	847	$18
Unity Bancorp Inc	1,196	22	REGENXBIO Inc (a)	2,607	47
Univest Corp of Pennsylvania	14,002	427	Retrophin Inc (a)	5,031	102
Valley National Bancorp	174,394	2,072	RTI Surgical Inc (a)	29,660	169
Walker & Dunlop Inc (a)	1,775	89	Spectrum Pharmaceuticals Inc (a)	10,248	76
Washington Trust Bancorp Inc	9,144	497	Stemline Therapeutics Inc (a)	2,434	22
Webster Financial Corp	11,842	615	Syndax Pharmaceuticals Inc (a)	108	1
WesBanco Inc	38,602	1,476	Tocagen Inc (a)	145	2
West Bancorporation Inc	1,866	43			$5,295
Westamerica Bancorporation	2,613	143	Building Materials - 1.47%
Western New England Bancorp Inc	27,181	270	Armstrong Flooring Inc (a)	41,698	724
Wintrust Financial Corp	55,025	4,144	Boise Cascade Co (a)	20,986	637
Xenith Bankshares Inc (a)	1,920	54	Broadwind Energy Inc (a)	16,192	72
		$157,836	Caesarstone Ltd (a)	1,780	62
Beverages - 0.00%			Continental Materials Corp (a)	657	15
Craft Brew Alliance Inc (a)	1,117	20	Cree Inc (a)	79,817	2,068
MGP Ingredients Inc	220	13	Gibraltar Industries Inc (a)	33,394	997
		$33	Griffon Corp	39,218	803
Biotechnology - 0.43%			JELD-WEN Holding Inc (a)	48,300	1,577
Abeona Therapeutics Inc (a)	3,186	27	Louisiana-Pacific Corp (a)	29,585	742
Acceleron Pharma Inc (a)	730	24	LSI Industries Inc	27,329	229
Achillion Pharmaceuticals Inc (a)	72,476	297	Quanex Building Products Corp	24,686	530
Acorda Therapeutics Inc (a)	4,908	106	Simpson Manufacturing Co Inc	71,116	3,151
Advaxis Inc (a)	489	3	Summit Materials Inc (a)	169,800	4,829
Agenus Inc (a)	1,590	7	Universal Forest Products Inc	18,397	1,543
Alder Biopharmaceuticals Inc (a)	5,173	56			$17,979
AMAG Pharmaceuticals Inc (a)	23,882	470	Chemicals - 1.50%
Applied Genetic Technologies Corp/DE (a)	15,076	72	A Schulman Inc	5,839	154
Aratana Therapeutics Inc (a)	944	6	Aceto Corp	28,235	477
Ardelyx Inc (a)	4,394	23	AdvanSix Inc (a)	1,064	36
Atara Biotherapeutics Inc (a)	3,352	51	AgroFresh Solutions Inc (a)	3,347	26
Audentes Therapeutics Inc (a)	199	4	American Vanguard Corp	55,288	978
Bellicum Pharmaceuticals Inc (a)	1,108	12	Calgon Carbon Corp	19,238	308
BioCryst Pharmaceuticals Inc (a)	2,835	15	Chemours Co/The	15,410	734
Biohaven Pharmaceutical Holding Co Ltd (a)	173	4	CSW Industrials Inc (a)	7,111	277
BioTime Inc (a)	9,959	27	GCP Applied Technologies Inc (a)	7,433	225
Bluebird Bio Inc (a)	3,297	311	Hawkins Inc	1,130	51
Cascadian Therapeutics Inc (a)	4,509	18	HB Fuller Co	1,295	67
Celldex Therapeutics Inc (a)	15,923	36	Huntsman Corp	10,812	288
Clearside Biomedical Inc (a)	1,212	10	Innophos Holdings Inc	10,567	441
Corvus Pharmaceuticals Inc (a)	1,108	14	Innospec Inc	11,709	731
Dermira Inc (a)	689	19	Koppers Holdings Inc (a)	7,410	269
Dynavax Technologies Corp (a)	5,949	94	Kraton Corp (a)	24,702	919
Editas Medicine Inc (a)	1,263	21	Kronos Worldwide Inc	4,635	99
Emergent BioSolutions Inc (a)	3,871	141	Landec Corp (a)	24,013	295
Enzo Biochem Inc (a)	541	6	Minerals Technologies Inc	83,341	5,900
Epizyme Inc (a)	1,435	16	Oil-Dri Corp of America	744	31
Exelixis Inc (a)	26,830	727	OMNOVA Solutions Inc (a)	2,404	23
Fate Therapeutics Inc (a)	3,737	11	Platform Specialty Products Corp (a)	27,725	388
FibroGen Inc (a)	4,700	161	Rayonier Advanced Materials Inc	11,494	171
Five Prime Therapeutics Inc (a)	20,896	588	Sensient Technologies Corp	2,511	187
Genocea Biosciences Inc (a)	722	4	Stepan Co	3,748	308
Harvard Bioscience Inc (a)	7,272	20	Tronox Ltd	220,239	4,268
Idera Pharmaceuticals Inc (a)	1,268	2	Valhi Inc	4,756	15
Immunomedics Inc (a)	8,271	71	Versum Materials Inc	19,900	702
Insmed Inc (a)	1,166	19			$18,368
Intellia Therapeutics Inc (a)	1,866	31	Coal - 0.16%
Iovance Biotherapeutics Inc (a)	6,474	38	Arch Coal Inc	2,250	171
Karyopharm Therapeutics Inc (a)	3,482	29	Cloud Peak Energy Inc (a)	75,095	260
MacroGenics Inc (a)	16,136	267	CONSOL Energy Inc (a)	22,135	371
Medicines Co/The (a)	565	22	Hallador Energy Co	21,784	151
Merrimack Pharmaceuticals Inc	5,503	7	Peabody Energy Corp (a)	8,099	227
Momenta Pharmaceuticals Inc (a)	7,296	121	SunCoke Energy Inc (a)	83,846	750
Myriad Genetics Inc (a)	8,538	207	Warrior Met Coal Inc	2,215	48
NantKwest Inc (a)	4,019	26	Westmoreland Coal Co (a)	2,726	12
Novavax Inc (a)	22,781	24			$1,990
Novelion Therapeutics Inc (a)	1,991	18	Commercial Services - 5.30%
Nymox Pharmaceutical Corp (a)	2,157	8	Aaron's Inc	78,777	3,645
Otonomy Inc (a)	3,709	70	ABM Industries Inc	153,579	6,853
PDL BioPharma Inc (a)	174,432	396	Acacia Research Corp (a)	13,349	46
Pfenex Inc (a)	7,220	31	Adtalem Global Education Inc (a)	58,852	1,913
Prothena Corp PLC (a)	1,137	70	AMERCO	1,813	704
			American Public Education Inc (a)	26,445	563

See accompanying notes

Schedule of Investments SmallCap Value Fund II July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Commercial Services (continued)				Computers (continued)
AMN Healthcare Services Inc (a)	190,125	$7,016		Cogint Inc (a)	2,934	$13
ARC Document Solutions Inc (a)	23,163	80		Convergys Corp	108,661	2,605
Ascent Capital Group Inc (a)	11,977	202		Cray Inc (a)	19,469	401
AstroNova Inc	9,156	126		Digimarc Corp (a)	90	3
Avalon Holdings Corp (a)	3,917	9		DMC Global Inc	4,579	64
B. Riley Financial Inc	2,068	40		Engility Holdings Inc (a)	5,756	168
Booz Allen Hamilton Holding Corp	207,550	7,119		Insight Enterprises Inc (a)	36,699	1,488
Bridgepoint Education Inc (a)	10,661	104		Key Tronic Corp (a)	16,991	124
Brink's Co/The	76,775	6,000		KeyW Holding Corp/The (a)	2,084	18
CAI International Inc (a)	16,983	446		Maxwell Technologies Inc (a)	4,959	29
Cambium Learning Group Inc (a)	5,177	25		Mercury Systems Inc (a)	14,782	649
Capella Education Co	62	4		MTS Systems Corp	1,725	91
Career Education Corp (a)	32,054	269		NCI Inc (a)	1,261	25
Carriage Services Inc	10,529	257		NetScout Systems Inc (a)	57,141	1,971
CBIZ Inc (a)	59,033	876		NeuStar Inc (a)	8,570	286
CDI Corp (a)	11,239	93		PAR Technology Corp (a)	10,556	95
Civeo Corp (a)	69,733	135		Presidio Inc (a)	143,237	1,952
CRA International Inc	17,118	664		Quantum Corp (a)	2,954	24
Cross Country Healthcare Inc (a)	24,636	289		SecureWorks Corp (a)	2,105	23
Edgewater Technology Inc (a)	10,657	76		StarTek Inc (a)	7,390	91
Emerald Expositions Events Inc	1,910	44		Stratasys Ltd (a)	35,957	862
Ennis Inc	103,921	2,000		Super Micro Computer Inc (a)	19,626	527
Everi Holdings Inc (a)	11,976	89		Sykes Enterprises Inc (a)	62,724	2,132
EVERTEC Inc	7,722	138		Unisys Corp (a)	1,566	20
Franklin Covey Co (a)	4,184	78		VeriFone Systems Inc (a)	10,633	207
FTI Consulting Inc (a)	49,608	1,627		Virtusa Corp (a)	117,396	3,893
Graham Holdings Co	1,669	989				$30,504
Great Lakes Dredge & Dock Corp (a)	63,761	252		Consumer Products - 0.35%
Heidrick & Struggles International Inc	14,970	271		ACCO Brands Corp (a)	110,678	1,289
Hertz Global Holdings Inc (a)	82,915	1,134		Acme United Corp	1,796	50
HMS Holdings Corp (a)	31,255	628		Central Garden & Pet Co (a)	12,865	412
Hudson Global Inc (a)	611	1		Central Garden & Pet Co - A Shares (a)	53,264	1,638
Huron Consulting Group Inc (a)	16,014	568		CSS Industries Inc	11,715	313
ICF International Inc (a)	22,774	1,031		Helen of Troy Ltd (a)	5,603	565
Information Services Group Inc (a)	2,633	11				$4,267
Insperity Inc	51,175	3,864		Cosmetics & Personal Care - 0.01%
K12 Inc (a)	40,448	716		CCA Industries Inc (a)	500	2
KAR Auction Services Inc	115,525	4,857		Inter Parfums Inc	939	36
Kelly Services Inc	39,016	869		Revlon Inc (a)	1,080	21
Korn/Ferry International	54,515	1,824				$59
Landauer Inc	2,205	120		Distribution & Wholesale - 1.12%
Laureate Education Inc (a)	3,651	62		ADDvantage Technologies Group Inc (a)	3,841	6
Liberty Tax Inc	1,290	18		Anixter International Inc (a)	18,836	1,484
LSC Communications Inc	4,536	97		Beacon Roofing Supply Inc (a)	21,067	967
McGrath RentCorp	18,132	644		Core-Mark Holding Co Inc	89,177	3,270
MoneyGram International Inc (a)	3,656	60
				Essendant Inc	18,795	234
National Research Corp	188	6		Fossil Group Inc (a)	38,740	436
Navigant Consulting Inc (a)	40,487	685		G-III Apparel Group Ltd (a)	56,837	1,480
Neff Corp (a)	384	8		Huttig Building Products Inc (a)	999	7
Pendrell Corp (a)	1,361	10		Nexeo Solutions Inc (a)	3,971	33
Perceptron Inc (a)	6,585	48		ScanSource Inc (a)	33,957	1,345
Quad/Graphics Inc	30,123	677		Systemax Inc	522	10
RCM Technologies Inc (a)	13,071	70		Titan Machinery Inc (a)	20,479	365
Rent-A-Center Inc/TX	5,889	78		Triton International Ltd/Bermuda	42,057	1,516
Resources Connection Inc	21,632	289		Veritiv Corp (a)	19,095	710
RPX Corp (a)	45,928	628		WESCO International Inc (a)	36,118	1,851
RR Donnelley & Sons Co	5,178	64				$13,714
SEACOR Marine Holdings Inc (a)	20,139	294
ServiceSource International Inc (a)	3,899	15		Diversified Financial Services - 1.29%
				AeroCentury Corp (a)	423	5
SP Plus Corp (a)	1,816	59
				Air Lease Corp	36,491	1,444

Strayer Education Inc	1,400	110		Aircastle Ltd	58,750	1,383
Team Inc (a)	16,189	232		Arlington Asset Investment Corp	3,515	45
Travelport Worldwide Ltd	15,668	224
TrueBlue Inc (a)	13,580	347		Associated Capital Group Inc	3,466	117
				Asta Funding Inc (a)	1,394	10
Universal Security Instruments Inc (a)	1,000	2
				Atlanticus Holdings Corp (a)	14,485	36
Vectrus Inc (a)	1,623	55
				California First National Bancorp	3,767	63
Viad Corp	24,440	1,308		Cowen Inc (a)	30,583	489
Volt Information Sciences Inc (a)	11,617	42
				Encore Capital Group Inc (a)	4,243	170
Weight Watchers International Inc (a)	209	8
				Enova International Inc (a)	3,459	50
		$64,805		Federal Agricultural Mortgage Corp	9,956	682
Computers - 2.50%				FNFV Group (a)	6,472	112
Agilysys Inc (a)	27,714	279
CACI International Inc (a)	99,640	12,464		GAIN Capital Holdings Inc	18,126	122
				GAMCO Investors Inc	5,306	162

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Diversified Financial Services (continued)			Electronics (continued)
Greenhill & Co Inc	16,805	$311	CTS Corp	43,098	$948
Hamilton Lane Inc	577	13	CyberOptics Corp (a)	391	6
Hannon Armstrong Sustainable Infrastructure	5,072	118	Electro Scientific Industries Inc (a)	25,614	221
Capital Inc			ESCO Technologies Inc	21,774	1,344
Impac Mortgage Holdings Inc (a)	1,538	23	FARO Technologies Inc (a)	9,088	358
INTL. FCStone Inc (a)	4,652	182	Fitbit Inc (a)	17,930	93
Investment Technology Group Inc	25,613	565	Frequency Electronics Inc (a)	11,821	102
Janus Henderson Group PLC	42,289	1,416	II-VI Inc (a)	33,379	1,272
Ladder Capital Corp	9,703	128	IntriCon Corp (a)	448	3
Legg Mason Inc	14,710	589	KEMET Corp (a)	13,405	226
LendingClub Corp (a)	2,644	13	Kimball Electronics Inc (a)	34,707	675
Marlin Business Services Corp	10,174	265	Knowles Corp (a)	47,608	722
Medley Management Inc	1,165	7	LGL Group Inc/The (a)	410	2
Nationstar Mortgage Holdings Inc (a)	16,751	299	NVE Corp	3,176	250
Nelnet Inc	27,650	1,357	Park Electrochemical Corp	4,239	80
NewStar Financial Inc	72,809	797	Plexus Corp (a)	113,565	6,088
OneMain Holdings Inc (a)	903	24	Rogers Corp (a)	12,326	1,454
Oppenheimer Holdings Inc	12,387	195	Sanmina Corp (a)	95,780	3,434
PHH Corp (a)	81,478	1,122	Sparton Corp (a)	6,652	154
Piper Jaffray Cos	10,997	686	Stoneridge Inc (a)	3,950	60
PJT Partners Inc	1,858	81	SYNNEX Corp	33,189	3,947
PRA Group Inc (a)	1,915	75	Sypris Solutions Inc (a)	14,725	24
Pzena Investment Management Inc	12,448	132	Tech Data Corp (a)	49,051	5,023
R1 RCM Inc (a)	1,391	5	TTM Technologies Inc (a)	116,214	2,020
Regional Management Corp (a)	13,470	323	Vishay Intertechnology Inc	193,995	3,462
Stifel Financial Corp	23,747	1,208	Vishay Precision Group Inc (a)	17,009	298
Virtus Investment Partners Inc	2,887	340	Watts Water Technologies Inc	1,940	125
Waddell & Reed Financial Inc	13,596	281	ZAGG Inc (a)	9,102	77
World Acceptance Corp (a)	4,365	330			$40,026
		$15,775	Energy - Alternate Sources - 0.35%
Electric - 1.45%			Clean Energy Fuels Corp (a)	154,974	406
ALLETE Inc	13,850	1,015	FutureFuel Corp	49,332	718
Ameresco Inc (a)	18,305	120	Green Plains Inc	44,045	870
Atlantic Power Corp (a)	4,746	11	Pacific Ethanol Inc (a)	43,117	270
Avista Corp	9,999	526	Pattern Energy Group Inc	27,512	691
Black Hills Corp	7,316	510	Renewable Energy Group Inc (a)	78,297	978
Dynegy Inc (a)	11,345	102	REX American Resources Corp (a)	1,428	143
El Paso Electric Co	12,968	673	Sunrun Inc (a)	11,336	85
Genie Energy Ltd	2,156	14	TerraForm Global Inc (a)	12,169	62
IDACORP Inc	13,532	1,169	TerraForm Power Inc (a)	8,277	111
MGE Energy Inc	11,885	791			$4,334
NorthWestern Corp	132,288	7,645	Engineering & Construction - 0.72%
NRG Yield Inc - A Shares	4,825	88	Aegion Corp (a)	37,066	888
NRG Yield Inc - C Shares	6,542	122	Chicago Bridge & Iron Co NV ADR	13,625	255
Ormat Technologies Inc	42,559	2,523	EMCOR Group Inc	23,642	1,596
Otter Tail Corp	13,974	565	ENGlobal Corp (a)	18,947	24
PNM Resources Inc	8,261	329	Exponent Inc	3,370	220
Portland General Electric Co	25,427	1,136	Goldfield Corp/The (a)	4,043	21
Spark Energy Inc	330	7	Granite Construction Inc	19,018	932
Unitil Corp	8,355	424	Hill International Inc (a)	11,503	58
		$17,770	IES Holdings Inc (a)	2,866	49
Electrical Components & Equipment - 1.35%			KBR Inc	13,285	198
Advanced Energy Industries Inc (a)	4,218	306	Layne Christensen Co (a)	7,169	76
Belden Inc	10,433	750	MasTec Inc (a)	5,413	250
Encore Wire Corp	17,279	771	Mistras Group Inc (a)	2,229	45
EnerSys	83,385	6,026	MYR Group Inc (a)	12,986	413
General Cable Corp	7,792	150	NV5 Global Inc (a)	380	16
Graham Corp	8,868	178	Orion Group Holdings Inc (a)	35,467	249
Insteel Industries Inc	6,337	167	Sterling Construction Co Inc (a)	4,372	56
Littelfuse Inc	42,753	7,703	TopBuild Corp (a)	28,509	1,504
Powell Industries Inc	10,576	337	Tutor Perini Corp (a)	56,705	1,508
Revolution Lighting Technologies Inc (a)	1,364	10	VSE Corp	7,881	408
Ultralife Corp (a)	17,903	124			$8,766
		$16,522	Entertainment - 0.45%
Electronics - 3.27%			AMC Entertainment Holdings Inc	25,307	516
AVX Corp	150,690	2,693	Caesars Acquisition Co (a)	8,189	159
Ballantyne Strong Inc (a)	8,901	61	Dover Motorsports Inc	3,447	7
Bel Fuse Inc	6,161	155	Eros International PLC (a)	2,070	21
Benchmark Electronics Inc (a)	81,137	2,730	Golden Entertainment Inc (a)	1,215	25
Brady Corp	31,002	1,029	International Speedway Corp	16,851	603
Coherent Inc (a)	3,316	879	Marriott Vacations Worldwide Corp	21,281	2,487
Control4 Corp (a)	486	11	National CineMedia Inc	8,557	61
			Penn National Gaming Inc (a)	11,408	230

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Entertainment (continued)			Healthcare - Products (continued)
Pinnacle Entertainment Inc (a)	3,676	$70	Analogic Corp	7,505	$526
RCI Hospitality Holdings Inc	11,763	266	AngioDynamics Inc (a)	49,286	801
Reading International Inc (a)	1,927	31	Cerus Corp (a)	2,635	6
Speedway Motorsports Inc	50,608	1,076	ConforMIS Inc (a)	4,058	20
		$5,552	CONMED Corp	25,240	1,296
Environmental Control - 0.14%			CryoLife Inc (a)	3,988	75
Advanced Emissions Solutions Inc	1,940	21	Cutera Inc (a)	4,653	121
Casella Waste Systems Inc (a)	4,493	75	Digirad Corp	15,358	63
CECO Environmental Corp	16,681	161	Exactech Inc (a)	7,789	227
Cemtrex Inc	8,943	30	FONAR Corp (a)	115	3
Fuel Tech Inc (a)	1,539	1	Haemonetics Corp (a)	35,960	1,479
Heritage-Crystal Clean Inc (a)	2,853	55	Halyard Health Inc (a)	46,199	1,858
Tetra Tech Inc	27,577	1,308	Hanger Inc (a)	4,332	50
		$1,651	ICU Medical Inc (a)	6,165	1,059
Food - 1.71%			Integer Holdings Corp (a)	27,158	1,244
AMCON Distributing Co	191	19	Integra LifeSciences Holdings Corp (a)	100,700	5,001
Cal-Maine Foods Inc (a)	686	26	Invacare Corp	25,132	393
Chefs' Warehouse Inc/The (a)	525	8	Lantheus Holdings Inc (a)	469	9
Darling Ingredients Inc (a)	128,167	2,086	LivaNova PLC (a)	5,323	324
Dean Foods Co	13,609	204	Luminex Corp	5,874	120
Fresh Del Monte Produce Inc	69,569	3,581	Meridian Bioscience Inc	19,420	263
Hostess Brands Inc (a)	338,639	5,174	Merit Medical Systems Inc (a)	17,745	728
Ingles Markets Inc	16,658	491	Misonix Inc (a)	4,366	37
John B Sanfilippo & Son Inc	10,881	700	NanoString Technologies Inc (a)	7,381	112
Lancaster Colony Corp	4,655	571	OraSure Technologies Inc (a)	36,987	649
Sanderson Farms Inc	7,651	1,000	Orthofix International NV (a)	1,418	62
Seneca Foods Corp - Class A (a)	18,276	524	Quotient Ltd (a)	1,220	7
Seneca Foods Corp - Class B (a)	39	1	Rockwell Medical Inc (a)	697	5
Smart & Final Stores Inc (a)	29,274	252	Sientra Inc (a)	1,880	19
Snyder's-Lance Inc	41,900	1,458	Utah Medical Products Inc	102	7
SpartanNash Co	43,897	1,218	VWR Corp (a)	374,625	12,363
SUPERVALU Inc (a)	47,902	171			$30,373
Tootsie Roll Industries Inc	778	29	Healthcare - Services - 1.10%
United Natural Foods Inc (a)	66,856	2,576	AAC Holdings Inc (a)	1,871	12
Village Super Market Inc	9,259	229	Addus HomeCare Corp (a)	6,880	234
Weis Markets Inc	13,087	619	Almost Family Inc (a)	5,368	265
		$20,937	American Renal Associates Holdings Inc (a)	355	6
Forest Products & Paper - 0.45%			American Shared Hospital Services (a)	2,738	10
Clearwater Paper Corp (a)	7,423	365	Brookdale Senior Living Inc (a)	95,491	1,356
Domtar Corp	51,022	1,993	Community Health Systems Inc (a)	128,419	918
Mercer International Inc	49,618	546	Ensign Group Inc/The	2,042	46
Neenah Paper Inc	8,304	664	Envision Healthcare Corp (a)	43,075	2,431
Orchids Paper Products Co	1,342	15	Five Star Senior Living Inc (a)	16,385	26
PH Glatfelter Co	53,987	1,105	Kindred Healthcare Inc	10,299	93
Resolute Forest Products Inc (a)	78,891	367	LHC Group Inc (a)	18,626	1,078
Schweitzer-Mauduit International Inc	9,797	376	LifePoint Health Inc (a)	34,957	2,076
Verso Corp (a)	24,892	119	Magellan Health Inc (a)	27,347	2,039
			MedCath Corp (a),(b),(c)	31,637	—
		$5,550	Medpace Holdings Inc (a)	1,079	30
Gas - 1.67%			Molina Healthcare Inc (a)	3,197	214
Chesapeake Utilities Corp	1,437	111
Delta Natural Gas Co Inc	1,058	32	National HealthCare Corp	4,442	290
			Providence Service Corp/The (a)	615	31
New Jersey Resources Corp	8,215	346	Quorum Health Corp (a)	15,041	51
Northwest Natural Gas Co	7,815	494	Select Medical Holdings Corp (a)	66,358	1,075
ONE Gas Inc	13,512	983	Tivity Health Inc (a)	3,788	150
RGC Resources Inc	547	15	Triple-S Management Corp (a)	65,196	1,009
South Jersey Industries Inc	8,269	281
Southwest Gas Holdings Inc	15,882	1,272			$13,440
Spire Inc	126,155	9,159	Holding Companies - Diversified - 0.01%
Vectren Corp	121,300	7,291	HRG Group Inc (a)	2,671	44
WGL Holdings Inc	5,304	455	Wins Finance Holdings Inc (a),(c)	293	62
		$20,439			$106
Hand & Machine Tools - 0.81%			Home Builders - 0.97%
Franklin Electric Co Inc	162,883	6,580	AV Homes Inc (a)	18,138	291
Hardinge Inc	15,843	192	Beazer Homes USA Inc (a)	32,637	433
Kennametal Inc	19,040	703	CalAtlantic Group Inc	4,533	159
LS Starrett Co/The	5,475	44	Century Communities Inc (a)	21,981	569
Milacron Holdings Corp (a)	843	15	Green Brick Partners Inc (a)	18,383	206
Regal Beloit Corp	27,912	2,326	Hovnanian Enterprises Inc (a)	13,967	31
		$9,860	KB Home	76,916	1,763
			LGI Homes Inc (a)	888	39
Healthcare - Products - 2.48%
Accelerate Diagnostics Inc (a)	182	5	M/I Homes Inc	31,307	812
Alere Inc (a)	28,598	1,441	MDC Holdings Inc	53,502	1,835
			Meritage Homes Corp (a)	46,680	1,902

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Home Builders (continued)			Insurance (continued)
New Home Co Inc/The (a)	17,791	$192	Radian Group Inc	197,888	$3,448
Orleans Homebuilders Inc (a),(b),(c)	7,702	—	RenaissanceRe Holdings Ltd	38,901	5,715
PICO Holdings Inc (a)	17,699	288	RLI Corp	636	37
Taylor Morrison Home Corp (a)	33,293	753	Safety Insurance Group Inc	16,940	1,202
TRI Pointe Group Inc (a)	131,548	1,749	Security National Financial Corp (a)	986	6
UCP Inc (a)	5,995	67	Selective Insurance Group Inc	48,328	2,447
William Lyon Homes (a)	32,818	743	State Auto Financial Corp	41,104	1,060
Winnebago Industries Inc	399	15	State National Cos Inc	569	12
		$11,847	Stewart Information Services Corp	13,722	540
Home Furnishings - 0.73%			Third Point Reinsurance Ltd (a)	107,205	1,559
American Woodmark Corp (a)	44,975	4,414	Tiptree Inc	3,892	27
Daktronics Inc	18,285	179	Unico American Corp (a)	5,796	54
Ethan Allen Interiors Inc	98,308	3,151	United Fire Group Inc	36,522	1,649
Flexsteel Industries Inc	8,757	490	Universal Insurance Holdings Inc	2,967	71
Hooker Furniture Corp	11,448	483			$91,971
VOXX International Corp (a)	24,302	163	Internet - 0.71%
		$8,880	1-800-Flowers.com Inc (a)	3,346	32
Housewares - 0.05%			Bankrate Inc (a)	150,237	2,088
Libbey Inc	7,048	63	Blucora Inc (a)	52,960	1,186
Lifetime Brands Inc	14,310	271	Boingo Wireless Inc (a)	11,010	163
NACCO Industries Inc	4,899	322	Cars.com Inc (a)	41,369	1,006
		$656	ChannelAdvisor Corp (a)	5,237	55
Insurance - 7.52%			DHI Group Inc (a)	22,520	50
Ambac Financial Group Inc (a)	52,153	1,065	ePlus Inc (a)	9,145	740
American Equity Investment Life Holding Co	99,879	2,675	FTD Cos Inc (a)	27,090	532
American National Insurance Co	4,294	511	Global Sources Ltd (a)	390	8
AMERISAFE Inc	1,962	113	Leaf Group Ltd (a)	1,540	12
AmTrust Financial Services Inc	8,753	140	Liberty Expedia Holdings Inc (a)	5,736	327
Argo Group International Holdings Ltd	47,847	2,869	Limelight Networks Inc (a)	6,508	22
Aspen Insurance Holdings Ltd	118,696	5,792	Liquidity Services Inc (a)	20,371	139
Atlantic American Corp	7,236	26	Meet Group Inc/The (a)	36,560	183
Atlas Financial Holdings Inc (a)	2,123	33	New Media Investment Group Inc	48,054	670
Baldwin & Lyons Inc	22,873	535	PC-Tel Inc	47	—
Blue Capital Reinsurance Holdings Ltd	1,133	22	Perficient Inc (a)	6,789	128
Brown & Brown Inc	251,700	11,226	QuinStreet Inc (a)	5,423	21
CNO Financial Group Inc	185,744	4,250	RealNetworks Inc (a)	15,407	67
Crawford & Co	791	7	Reis Inc	7,853	168
Donegal Group Inc	21,011	317	Rocket Fuel Inc (a)	4,643	12
EMC Insurance Group Inc	20,889	579	Rubicon Project Inc/The (a)	86,703	408
Employers Holdings Inc	36,829	1,596	TechTarget Inc (a)	2,193	21
Enstar Group Ltd (a)	1,171	237	VASCO Data Security International Inc (a)	12,750	172
Essent Group Ltd (a)	66,300	2,547	XO Group Inc (a)	25,029	457
Fairfax Financial Holdings Ltd	255	121	YuMe Inc	4,443	19
FBL Financial Group Inc	44,038	2,990			$8,686
Federated National Holding Co	22,520	359	Investment Companies - 0.61%
Fidelity & Guaranty Life	1,770	55	Real Industry Inc (a)	7,123	21
First Acceptance Corp (a)	19,254	17	TCP Capital Corp	447,700	7,445
First American Financial Corp	218,396	10,572			$7,466
Genworth Financial Inc (a)	429,773	1,474	Iron & Steel - 1.23%
Global Indemnity Ltd (a)	17,858	692	AK Steel Holding Corp (a)	44,422	251
Greenlight Capital Re Ltd (a)	15,609	334	Allegheny Technologies Inc	11,288	214
Hallmark Financial Services Inc (a)	34,711	390	Carpenter Technology Corp	50,494	2,042
Hanover Insurance Group Inc/The	37,797	3,585	Cliffs Natural Resources Inc (a)	43,570	336
HCI Group Inc	2,265	102	Commercial Metals Co	122,824	2,285
Heritage Insurance Holdings Inc	20,467	258	Friedman Industries Inc	5,700	31
Horace Mann Educators Corp	59,150	2,183	Reliance Steel & Aluminum Co	112,650	8,151
Independence Holding Co	1,051	23	Ryerson Holding Corp (a)	2,313	20
Infinity Property & Casualty Corp	8,668	866	Schnitzer Steel Industries Inc	52,012	1,342
Investors Title Co	1,322	233	Shiloh Industries Inc (a)	23,593	175
James River Group Holdings Ltd	2,557	103	Universal Stainless & Alloy Products Inc (a)	7,460	142
Kemper Corp	67,522	2,650			$14,989
Kingstone Cos Inc	1,194	20	Leisure Products & Services - 0.26%
Maiden Holdings Ltd	73,011	811	Acushnet Holdings Corp	3,258	60
MBIA Inc (a)	182,257	1,854	Callaway Golf Co	34,378	437
MGIC Investment Corp (a)	386,030	4,504	Drive Shack Inc	43,487	133
National General Holdings Corp	2,008	43	Escalade Inc	3,426	42
National Security Group Inc/The	369	5	Intrawest Resorts Holdings Inc (a)	511	12
National Western Life Group Inc	5,155	1,735	Johnson Outdoors Inc	8,989	454
Navigators Group Inc/The	49,493	2,822	Liberty TripAdvisor Holdings Inc (a)	79,000	929
NI Holdings Inc (a)	1,354	24	Vista Outdoor Inc (a)	48,923	1,130
NMI Holdings Inc (a)	50,448	596			$3,197
OneBeacon Insurance Group Ltd	9,960	183	Lodging - 0.34%
			Belmond Ltd (a)	116,285	1,518

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Lodging (continued)			Metal Fabrication & Hardware (continued)
Boyd Gaming Corp	2,100	$53	Eastern Co/The	3,273	$95
Caesars Entertainment Corp (a)	5,031	62	Global Brass & Copper Holdings Inc	5,721	183
Century Casinos Inc (a)	6,406	46	Haynes International Inc	11,672	365
Full House Resorts Inc (a)	551	1	Lawson Products Inc/DE (a)	5,198	120
ILG Inc	49,163	1,304	LB Foster Co	1,096	19
La Quinta Holdings Inc (a)	14,589	218	Mueller Water Products Inc - Class A	6,187	72
Marcus Corp/The	22,897	622	Northwest Pipe Co (a)	6,892	104
Monarch Casino & Resort Inc (a)	3,151	104	Olympic Steel Inc	11,835	203
Red Lion Hotels Corp (a)	32,034	229	Park-Ohio Holdings Corp	2,857	113
		$4,157	Perma-Pipe International Holdings Inc (a)	7,216	57
Machinery - Construction & Mining - 0.17%			Rexnord Corp (a)	10,790	250
Astec Industries Inc	11,532	579	Sun Hydraulics Corp	4,220	175
Hyster-Yale Materials Handling Inc	4,885	347	TimkenSteel Corp (a)	21,707	345
Terex Corp	28,826	1,135	TriMas Corp (a)	27,490	670
		$2,061	Worthington Industries Inc	1,168	59
Machinery - Diversified - 1.15%					$7,364
Alamo Group Inc	10,343	962	Mining - 0.56%
Albany International Corp	53,308	2,852	Century Aluminum Co (a)	86,235	1,447
Applied Industrial Technologies Inc	12,710	718	Coeur Mining Inc (a)	41,532	344
Briggs & Stratton Corp	46,067	1,079	Compass Minerals International Inc	303	21
Chart Industries Inc (a)	24,505	833	Fairmount Santrol Holdings Inc (a)	3,713	11
Columbus McKinnon Corp/NY	10,734	277	Ferroglobe PLC	28,443	363
DXP Enterprises Inc/TX (a)	3,726	107	Ferroglobe Representation & Warranty	26,533	—
Gencor Industries Inc (a)	9,566	153	Insurance Trust (a),(b),(c)
Gerber Scientific Inc (a),(b),(c)	56,637	—	Gold Resource Corp	7,674	33
Gorman-Rupp Co/The	3,346	101	Hecla Mining Co	369,650	2,000
Hurco Cos Inc	10,781	356	Kaiser Aluminum Corp	5,411	526
Kadant Inc	9,596	749	Klondex Mines Ltd (a)	12,820	41
Key Technology Inc (a)	1,200	17	Materion Corp	22,724	874
Manitowoc Co Inc/The (a)	13,089	75	Smart Sand Inc (a)	910	6
NN Inc	16,869	467	United States Lime & Minerals Inc	314	25
SPX FLOW Inc (a)	19,020	674	US Silica Holdings Inc	41,435	1,207
Tennant Co	1,120	85			$6,898
Twin Disc Inc (a)	2,802	47	Miscellaneous Manufacturers - 1.39%
Zebra Technologies Corp (a)	43,950	4,471	Actuant Corp	3,063	74
		$14,023	American Railcar Industries Inc	7,303	268
Media - 2.57%			Barnes Group Inc	50,424	3,035
AH Belo Corp	19,330	102	Core Molding Technologies Inc	10,754	205
Beasley Broadcast Group Inc	6,367	67	Fabrinet (a)	4,734	213
Cable One Inc	7,700	5,851	Federal Signal Corp	37,323	691
Central European Media Enterprises Ltd (a)	11,578	50	FreightCar America Inc	17,400	286
Entercom Communications Corp	21,430	211	GP Strategies Corp (a)	335	10
EW Scripps Co/The (a)	51,152	1,005	Handy & Harman Ltd (a)	342	11
Gannett Co Inc	106,636	956	Harsco Corp (a)	14,670	227
Global Eagle Entertainment Inc (a)	7,229	23	Hillenbrand Inc	283,075	10,191
Gray Television Inc (a)	68,421	1,019	LSB Industries Inc (a)	13,282	94
Hemisphere Media Group Inc (a)	2,355	29	Lydall Inc (a)	5,000	248
Houghton Mifflin Harcourt Co (a)	3,249	39	NL Industries Inc (a)	8,358	65
McClatchy Co/The (a)	3,947	32	Servotronics Inc	788	7
Media General Inc - Rights (a),(b),(c)	48,541	97	Standex International Corp	274	26
Meredith Corp	11,810	702	Synalloy Corp (a)	1,787	20
MSG Networks Inc (a)	9,640	206	Tredegar Corp	20,458	309
New York Times Co/The	63,452	1,206	Trinseo SA	13,678	961
Nexstar Media Group Inc	76,250	4,987			$16,941
Saga Communications Inc	5,104	198	Office & Business Equipment - 0.00%
Salem Media Group Inc	23,206	166	Eastman Kodak Co (a)	759	7
Scholastic Corp	69,019	2,859
TEGNA Inc	255,425	3,788	Office Furnishings - 0.07%
Time Inc	100,777	1,416	CompX International Inc	451	7
TiVo Corp	99,885	1,959	Herman Miller Inc	2,149	72
Townsquare Media Inc (a)	9,639	107	Interface Inc	24,537	465
Tribune Media Co	13,089	552	Kewaunee Scientific Corp	4,472	113
tronc Inc (a)	1,290	16	Kimball International Inc	4,471	75
Urban One Inc (a)	11,337	22	Knoll Inc	362	7
WideOpenWest Inc (a)	216,550	3,703	Steelcase Inc	4,251	58
		$31,368	Virco Manufacturing Corp (a)	4,847	26
Metal Fabrication & Hardware - 0.60%					$823
Ampco-Pittsburgh Corp	2,841	41	Oil & Gas - 2.86%
Atkore International Group Inc (a)	211,850	4,411	Abraxas Petroleum Corp (a)	4,882	9
Chicago Rivet & Machine Co	1,070	39	Adams Resources & Energy Inc	1,455	55
CIRCOR International Inc	865	43	Approach Resources Inc (a)	5,661	18
			Atwood Oceanics Inc (a)	147,692	1,161
			Barnwell Industries Inc (a)	2,755	5

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Oil & Gas (continued)				Oil & Gas Services (continued)
Bill Barrett Corp (a)	77,123	$260		SAExploration Holdings Inc (a)	2,900	$9
Bonanza Creek Energy Inc (a)	2,476	72		SEACOR Holdings Inc (a)	18,941	645
California Resources Corp (a)	6,009	49		Seventy Seven Energy Inc (a),(b),(c)	16,216	—
Callon Petroleum Co (a)	485,492	5,496		Superior Energy Services Inc (a)	38,860	418
Contango Oil & Gas Co (a)	17,380	104		Tesco Corp (a)	9,853	45
CVR Energy Inc	4,553	86		TETRA Technologies Inc (a)	16,717	47
Delek US Holdings Inc	52,232	1,364		Thermon Group Holdings Inc (a)	4,317	77
Denbury Resources Inc (a)	53,837	79		Willbros Group Inc (a)	24,004	49
Diamond Offshore Drilling Inc (a)	23,273	289				$17,003
Eclipse Resources Corp (a)	121,926	343		Packaging & Containers - 2.61%
Energy XXI Gulf Coast Inc (a)	2,532	50		Berry Global Group Inc (a)	123,000	6,898
Ensco PLC	211,743	1,119		Graphic Packaging Holding Co	821,750	10,839
EP Energy Corp (a)	5,457	18		Greif Inc - Class A	26,961	1,512
EXCO Resources Inc (a)	1	—		Greif Inc - Class B	189	11
Halcon Resources Corp (a)	8,952	59		KapStone Paper and Packaging Corp	13,991	320
Jones Energy Inc (a)	6,309	10		Multi-Color Corp	93,800	7,551
Laredo Petroleum Inc (a)	412,775	5,350		Silgan Holdings Inc	153,202	4,642
Midstates Petroleum Co Inc (a)	2,013	28		UFP Technologies Inc (a)	5,377	155
Nabors Industries Ltd	165,443	1,276				$31,928
Noble Corp PLC (a)	209,992	840		Pharmaceuticals - 0.85%
Oasis Petroleum Inc (a)	481,564	3,747		Adamas Pharmaceuticals Inc (a)	1,000	17
Pacific Drilling SA (a)	4,924	7		Anika Therapeutics Inc (a)	248	13
Panhandle Oil and Gas Inc	1,170	26		Array BioPharma Inc (a)	2,748	21
Par Pacific Holdings Inc (a)	3,594	65		BioScrip Inc (a)	14,332	41
Parker Drilling Co (a)	140,888	169		Cara Therapeutics Inc (a)	576	8
Patterson-UTI Energy Inc	84,430	1,633		Chimerix Inc (a)	6,132	30
PBF Energy Inc	76,582	1,744		Collegium Pharmaceutical Inc (a)	2,811	34
PDC Energy Inc (a)	36,565	1,725		Concert Pharmaceuticals Inc (a)	1,349	19
Penn Virginia Corp (a)	159	6		Diplomat Pharmacy Inc (a)	12,983	206
QEP Resources Inc (a)	3,622	31		Enanta Pharmaceuticals Inc (a)	2,007	76
Ring Energy Inc (a)	159,665	2,085		Heron Therapeutics Inc (a)	831	13
Rosehill Resources Inc (a)	331	3		Horizon Pharma Plc (a)	122,493	1,467
Rowan Cos PLC (a)	238,366	2,781		Immune Design Corp (a)	1,981	24
SilverBow Resources Inc (a)	731	18		Impax Laboratories Inc (a)	11,187	217
SRC Energy Inc (a)	18,293	156		Intra-Cellular Therapies Inc (a)	12,290	142
Stone Energy Corp (a)	2,567	55		Kindred Biosciences Inc (a)	2,483	18
Trecora Resources (a)	3,858	45		Lannett Co Inc (a)	5,055	103
Ultra Petroleum Corp (a)	23,655	243		MediciNova Inc (a)	773	4
Unit Corp (a)	52,929	951		Minerva Neurosciences Inc (a)	602	4
W&T Offshore Inc (a)	14,787	29		Miragen Therapeutics Inc (a)	334	5
Whiting Petroleum Corp (a)	242,891	1,275		MyoKardia Inc (a)	501	8
WildHorse Resource Development Corp (a)	3,029	40		Natural Alternatives International Inc (a)	4,296	43
		$34,974		Natural Grocers by Vitamin Cottage Inc (a)	7,983	70
Oil & Gas Services - 1.39%				Neos Therapeutics Inc (a)	343	2
Archrock Inc	117,878	1,291		Nutraceutical International Corp	7,631	320
Basic Energy Services Inc (a)	2,529	57		Omega Protein Corp	46,507	744
Bristow Group Inc	38,832	286		Owens & Minor Inc	33,276	1,073
C&J Energy Services Inc (a)	20,846	674		PharMerica Corp (a)	20,033	503
CARBO Ceramics Inc (a)	2,967	21		Phibro Animal Health Corp	4,344	166
Dawson Geophysical Co (a)	22,358	90		Portola Pharmaceuticals Inc (a)	506	31
Dril-Quip Inc (a)	33,737	1,505		PRA Health Sciences Inc (a)	63,750	4,743
Era Group Inc (a)	27,129	238		Protagonist Therapeutics Inc (a)	653	8
Exterran Corp (a)	44,214	1,224		Recro Pharma Inc (a)	1,643	13
Flotek Industries Inc (a)	6,597	56		Sarepta Therapeutics Inc (a)	1,614	62
Forum Energy Technologies Inc (a)	7,084	94		SciClone Pharmaceuticals Inc (a)	4,755	52
Geospace Technologies Corp (a)	1,984	31		Sucampo Pharmaceuticals Inc (a)	705	8
Gulf Island Fabrication Inc	18,824	215		Tetraphase Pharmaceuticals Inc (a)	5,273	34
Helix Energy Solutions Group Inc (a)	134,261	878		Trevena Inc (a)	6,798	18
Independence Contract Drilling Inc (a)	30,452	117		Voyager Therapeutics Inc (a)	1,916	16
Mammoth Energy Services Inc (a)	1,436	21		Zogenix Inc (a)	959	12
Matrix Service Co (a)	24,982	259				$10,388
McDermott International Inc (a)	457,609	3,097		Pipelines - 0.14%
Mitcham Industries Inc (a)	12,775	51		SemGroup Corp	63,878	1,728
MRC Global Inc (a)	56,672	926
Natural Gas Services Group Inc (a)	14,004	349		Private Equity - 0.02%
NCS Multistage Holdings Inc (a)	104	2		BBX Capital Corp	9,579	59
Newpark Resources Inc (a)	98,876	826		Fifth Street Asset Management Inc	1,086	5
NOW Inc (a)	71,132	1,133		Kennedy-Wilson Holdings Inc	4,042	81
Oceaneering International Inc	24,068	617		Safeguard Scientifics Inc (a)	3,890	46
Oil States International Inc (a)	48,212	1,198				$191
PHI Inc (a)	30,249	294		Real Estate - 0.35%
Pioneer Energy Services Corp (a)	67,708	149		Alexander & Baldwin	43,293	1,815
ProPetro Holding Corp (a)	1,103	14		California Coastal Communities Inc Inc (a),(b),(c)	9,672	—

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Real Estate (continued)			REITS (continued)
Community Healthcare Trust Inc	1,564	$40	MedEquities Realty Trust Inc	3,349	$40
Consolidated-Tomoka Land Co	180	10	Monmouth Real Estate Investment Corp	11,083	171
Farmland Partners Inc	4,373	39	Monogram Residential Trust Inc	17,349	207
Forestar Group Inc (a)	40,955	702	MTGE Investment Corp	10,702	199
FRP Holdings Inc (a)	1,513	70	National Health Investors Inc	3,569	276
Griffin Industrial Realty Inc	1,069	34	National Storage Affiliates Trust	197,395	4,532
RE/MAX Holdings Inc	22,217	1,292	New Residential Investment Corp	35,621	606
RMR Group Inc/The	412	20	New Senior Investment Group Inc	8,427	88
St Joe Co/The (a)	8,632	156	New York Mortgage Trust Inc	11,441	72
Stratus Properties Inc	2,638	76	NexPoint Residential Trust Inc	2,393	60
Transcontinental Realty Investors Inc (a)	177	5	NorthStar Realty Europe Corp	5,589	72
		$4,259	One Liberty Properties Inc	2,219	55
REITS - 4.20%			Orchid Island Capital Inc	5,042	48
Acadia Realty Trust	8,708	259	Outfront Media Inc	201,225	4,602
AG Mortgage Investment Trust Inc	21,981	404	Owens Realty Mortgage Inc	1,478	26
Agree Realty Corp	6,752	332	Parkway Inc	4,303	99
Alexander's Inc	101	44	Pebblebrook Hotel Trust	10,629	358
Altisource Residential Corp	5,218	68	Pennsylvania Real Estate Investment Trust	7,029	84
American Assets Trust Inc	23,940	972	PennyMac Mortgage Investment Trust	12,091	213
Anworth Mortgage Asset Corp	96,289	580	Physicians Realty Trust	7,316	136
Apollo Commercial Real Estate Finance Inc	15,418	278	Preferred Apartment Communities Inc	4,522	78
Ares Commercial Real Estate Corp	51,185	655	PS Business Parks Inc	1,175	158
Armada Hoffler Properties Inc	1,107	15	Quality Care Properties Inc (a)	56,841	956
ARMOUR Residential REIT Inc	28,412	717	Ramco-Gershenson Properties Trust	61,711	870
Ashford Hospitality Prime Inc	79,433	823	Redwood Trust Inc	40,255	695
Ashford Hospitality Trust Inc	11,204	70	Retail Opportunity Investments Corp	10,076	204
Bluerock Residential Growth REIT Inc	3,352	45	Rexford Industrial Realty Inc	6,939	198
Brandywine Realty Trust	491,025	8,254	RLJ Lodging Trust	19,815	419
Capstead Mortgage Corp	9,792	96	Sabra Health Care REIT Inc	9,687	225
Care Capital Properties Inc	11,557	280	Saul Centers Inc	230	14
CareTrust REIT Inc	3,499	64	Select Income REIT	30,799	723
CatchMark Timber Trust Inc	10,582	122	Seritage Growth Properties	2,577	121
CBL & Associates Properties Inc	17,308	152	STAG Industrial Inc	13,146	359
Cedar Realty Trust Inc	12,275	64	Starwood Waypoint Homes	10,464	366
Chatham Lodging Trust	12,743	263	Summit Hotel Properties Inc	51,389	921
Cherry Hill Mortgage Investment Corp	1,543	30	Sunstone Hotel Investors Inc	58,049	945
Chesapeake Lodging Trust	57,641	1,454	Sutherland Asset Management Corp	2,590	38
City Office REIT Inc	3,558	45	Terreno Realty Corp	5,043	175
CorEnergy Infrastructure Trust Inc	1,795	64	Tier REIT Inc	19,897	368
Cousins Properties Inc	57,213	526	UMH Properties Inc	901	15
CYS Investments Inc	37,681	320	Urstadt Biddle Properties Inc	8,268	173
DiamondRock Hospitality Co	64,293	751	Washington Prime Group Inc	19,408	175
Dynex Capital Inc	27,370	189	Washington Real Estate Investment Trust	46,090	1,541
Easterly Government Properties Inc	3,817	76	Western Asset Mortgage Capital Corp	28,100	292
Education Realty Trust Inc	7,610	286	Whitestone REIT	5,125	67
Ellington Residential Mortgage REIT	1,094	16	Xenia Hotels & Resorts Inc	17,559	357
FelCor Lodging Trust Inc	13,232	98			$51,316
First Industrial Realty Trust Inc	27,658	844	Retail - 4.01%
First Potomac Realty Trust	15,863	176	Abercrombie & Fitch Co	104,456	1,028
Four Corners Property Trust Inc	17,241	437	American Eagle Outfitters Inc	45,613	540
Franklin Street Properties Corp	10,624	112	America's Car-Mart Inc/TX (a)	767	30
GEO Group Inc/The	45,192	1,326	Ascena Retail Group Inc (a)	186,424	436
Getty Realty Corp	47,498	1,234	At Home Group Inc (a)	292	7
Gladstone Commercial Corp	3,551	76	Barnes & Noble Education Inc (a)	42,874	310
Global Net Lease Inc	6,965	153	Barnes & Noble Inc	82,528	673
Government Properties Income Trust	7,237	128	Bassett Furniture Industries Inc	12,498	465
Gramercy Property Trust	13,360	404	Big 5 Sporting Goods Corp	21,685	233
Great Ajax Corp	2,508	35	Biglari Holdings Inc (a)	774	290
Healthcare Realty Trust Inc	15,827	527	BJ's Restaurants Inc (a)	315	11
Hersha Hospitality Trust	8,152	153	BMC Stock Holdings Inc (a)	11,758	259
Hudson Pacific Properties Inc	22,822	747	Boot Barn Holdings Inc (a)	8,149	66
Independence Realty Trust Inc	9,393	95	Brinker International Inc	2,070	73
InfraREIT Inc	22,886	515	Buckle Inc/The	4,073	70
Invesco Mortgage Capital Inc	50,613	842	Build-A-Bear Workshop Inc (a)	11,294	108
Investors Real Estate Trust	12,515	78	Cabela's Inc (a)	6,228	355
iStar Inc (a)	7,146	85	Caleres Inc	20,858	569
Jernigan Capital Inc	1,219	26	Carrols Restaurant Group Inc (a)	4,745	58
Kite Realty Group Trust	8,615	177	Cato Corp/The	18,939	322
KKR Real Estate Finance Trust Inc	1,362	28	Chico's FAS Inc	20,900	191
LaSalle Hotel Properties	17,175	507	Christopher & Banks Corp (a)	10,696	15
Lexington Realty Trust	35,034	356	Citi Trends Inc	15,181	336
LTC Properties Inc	10,050	519	Conn's Inc (a)	3,011	65
Mack-Cali Realty Corp	35,315	927	Container Store Group Inc/The (a)	3,960	22
			Del Frisco's Restaurant Group Inc (a)	24,892	354

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Retail (continued)				Savings & Loans (continued)
Del Taco Restaurants Inc (a)	41,777	$547		BofI Holding Inc (a)	3,558	$99
Denny's Corp (a)	40,105	456		Brookline Bancorp Inc	72,434	1,075
Dillard's Inc	20,752	1,532		BSB Bancorp Inc/MA (a)	1,000	30
DineEquity Inc	696	29		Capitol Federal Financial Inc	147,672	2,106
DSW Inc	26,073	471		Charter Financial Corp/MD	22,014	396
El Pollo Loco Holdings Inc (a)	8,431	110		Citizens Community Bancorp Inc/WI	2,250	31
Express Inc (a)	11,369	69		Clifton Bancorp Inc	39,248	656
EZCORP Inc (a)	108,535	846		Community Bankers Trust Corp (a)	2,824	24
Finish Line Inc/The	25,250	347		Dime Community Bancshares Inc	79,551	1,655
FirstCash Inc	163,809	9,525		Eagle Bancorp Montana Inc	111	2
Fogo De Chao Inc (a)	1,637	22		Entegra Financial Corp (a)	832	19
Foundation Building Materials Inc (a)	1,379	17		ESSA Bancorp Inc	8,570	127
Fred's Inc	26,615	180		First Defiance Financial Corp	11,053	571
Gaia Inc (a)	1,303	16		First Financial Northwest Inc	9,327	153
GameStop Corp	78,469	1,702		Flagstar Bancorp Inc (a)	91,871	2,991
Genesco Inc (a)	18,520	594		Flushing Financial Corp	43,709	1,247
GMS Inc (a)	49,725	1,493		Hingham Institution for Savings	123	22
GNC Holdings Inc	9,058	86		HMN Financial Inc (a)	2,080	37
Group 1 Automotive Inc	21,166	1,260		Home Bancorp Inc	4,361	177
Guess? Inc	74,484	972		HomeTrust Bancshares Inc (a)	13,068	316
Haverty Furniture Cos Inc	18,759	418		HopFed Bancorp Inc	3,929	57
Hibbett Sports Inc (a)	3,072	48		Investors Bancorp Inc	397,168	5,274
J Alexander's Holdings Inc (a)	2,028	21		Magyar Bancorp Inc (a)	97	1
Jack in the Box Inc	88,566	8,215		Meridian Bancorp Inc	56,056	990
JC Penney Co Inc (a)	7,198	39		Meta Financial Group Inc	837	60
Kirkland's Inc (a)	17,416	163		MutualFirst Financial Inc	6,259	219
Kona Grill Inc (a)	3,577	9		Northeast Community Bancorp Inc	2,697	25
La-Z-Boy Inc	24,568	830		Northfield Bancorp Inc	66,142	1,111
Luby's Inc (a)	28,408	82		Northwest Bancshares Inc	80,585	1,297
MarineMax Inc (a)	18,655	279		OceanFirst Financial Corp	7,439	202
Movado Group Inc	35,935	884		Oritani Financial Corp	48,444	804
Nathan's Famous Inc (a)	82	5		Pacific Premier Bancorp Inc (a)	199,178	7,150
New York & Co Inc (a)	6,083	9		Provident Financial Holdings Inc	16,075	306
Office Depot Inc	417,893	2,453		Provident Financial Services Inc	93,703	2,485
Party City Holdco Inc (a)	5,916	82		Prudential Bancorp Inc	7,541	130
PC Connection Inc	34,456	889		Riverview Bancorp Inc	30,637	232
PCM Inc (a)	11,864	147		SI Financial Group Inc	3,563	55
Penske Automotive Group Inc	22,172	965		Southern Missouri Bancorp Inc	935	30
Perfumania Holdings Inc (a)	3,407	5		Sterling Bancorp/DE	79,589	1,838
Pier 1 Imports Inc	40,525	187		Territorial Bancorp Inc	12,673	383
Potbelly Corp (a)	2,501	29		Timberland Bancorp Inc/WA	8,100	218
Red Robin Gourmet Burgers Inc (a)	5,025	300		United Community Financial Corp/OH	30,439	280
Regis Corp (a)	47,851	504		United Financial Bancorp Inc	40,870	739
Ruby Tuesday Inc (a)	65,436	132		Washington Federal Inc	123,567	4,133
Rush Enterprises Inc - Class A (a)	27,487	1,186		Waterstone Financial Inc	36,020	679
Rush Enterprises Inc - Class B (a)	12,414	505		Wayne Savings Bancshares Inc	1,380	24
Ruth's Hospitality Group Inc	4,890	98		WSFS Financial Corp	2,277	103
Sears Holdings Corp (a)	1,124	10				$47,319
Shoe Carnival Inc	15,628	285		Semiconductors - 3.68%
Sonic Automotive Inc	28,782	522		Advanced Micro Devices Inc (a)	53,016	722
Sonic Corp	1,806	43		Alpha & Omega Semiconductor Ltd (a)	30,105	533
Stage Stores Inc	35,676	71		Ambarella Inc (a)	1,931	97
Stein Mart Inc	15,638	22		Amkor Technology Inc (a)	258,242	2,678
Tailored Brands Inc	4,699	59		Amtech Systems Inc (a)	2,900	26
Tilly's Inc	15,873	158		AXT Inc (a)	35,306	309
Trans World Entertainment Corp (a)	33,798	59		Brooks Automation Inc	77,083	1,893
TravelCenters of America LLC (a)	17,725	65		Cabot Microelectronics Corp	6,935	514
Tuesday Morning Corp (a)	48,102	89		Cohu Inc	33,168	604
Vera Bradley Inc (a)	35,921	362		Diodes Inc (a)	40,013	1,062
Vitamin Shoppe Inc (a)	17,983	198		DSP Group Inc (a)	31,646	399
West Marine Inc	34,148	440		EMCORE Corp	2,305	27
World Fuel Services Corp	21,270	688		Entegris Inc (a)	87,200	2,276
Zumiez Inc (a)	21,351	271		FormFactor Inc (a)	30,051	394
		$48,986		GSI Technology Inc (a)	1,876	14
Savings & Loans - 3.87%				Integrated Device Technology Inc (a)	319,175	8,343
Astoria Financial Corp	97,155	1,961		inTEST Corp (a)	2,200	19
Atlantic Coast Financial Corp (a)	210	2		IXYS Corp (a)	46,470	809
Banc of California Inc	17,675	364		Kulicke & Soffa Industries Inc (a)	70,073	1,509
Bank Mutual Corp	41,515	413		MaxLinear Inc (a)	173,950	4,558
BankFinancial Corp	35,271	528		MKS Instruments Inc	56,781	4,750
Bear State Financial Inc	3,560	33		Nanometrics Inc (a)	14,366	382
Beneficial Bancorp Inc	90,261	1,407		Photronics Inc (a)	119,718	1,203
Berkshire Hills Bancorp Inc	55,262	2,052		Power Integrations Inc	705	50
				Rambus Inc (a)	8,411	108

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Semiconductors (continued)			Telecommunications (continued)
Richardson Electronics Ltd/United States	11,891	$70	Harmonic Inc (a)	38,917	$160
Rudolph Technologies Inc (a)	31,356	775	Hawaiian Telcom Holdco Inc (a)	6,593	193
Semtech Corp (a)	1,135	45	IDT Corp - Class B	849	13
Sigma Designs Inc (a)	32,350	210	Infinera Corp (a)	16,268	190
Silicon Laboratories Inc (a)	123,275	9,258	Intelsat SA (a)	4,773	15
Ultra Clean Holdings Inc (a)	22,562	529	Iridium Communications Inc (a)	100,805	1,003
Veeco Instruments Inc (a)	19,137	589	KVH Industries Inc (a)	12,975	141
Xcerra Corp (a)	27,623	268	Lumos Networks Corp (a)	6,511	117
		$45,023	NeoPhotonics Corp (a)	12,054	97
Software - 1.90%			NETGEAR Inc (a)	38,819	1,860
Actua Corp (a)	9,313	126	Oclaro Inc (a)	2,210	22
Acxiom Corp (a)	3,866	104	Optical Cable Corp (a)	8,872	20
Allscripts Healthcare Solutions Inc (a)	152,406	1,876	ORBCOMM Inc (a)	1,113	13
American Software Inc/GA	1,843	18	Preformed Line Products Co	3,353	164
Aspen Technology Inc (a)	1,360	77	RF Industries Ltd	300	1
Avid Technology Inc (a)	2,020	10	ShoreTel Inc (a)	52,337	390
Bazaarvoice Inc (a)	11,753	55	Sonus Networks Inc (a)	10,928	74
Bottomline Technologies de Inc (a)	2,154	61	Spok Holdings Inc	22,408	367
BroadSoft Inc (a)	75,450	3,324	Telenav Inc (a)	2,144	16
CommerceHub Inc - Series A (a)	138,475	2,526	Telephone & Data Systems Inc	75,898	2,158
Computer Programs & Systems Inc	801	25	TESSCO Technologies Inc	2,082	28
Cotiviti Holdings Inc (a)	113,350	4,879	United States Cellular Corp (a)	5,161	195
CSG Systems International Inc	1,564	65	ViaSat Inc (a)	5,216	345
Digi International Inc (a)	56,960	595	Viavi Solutions Inc (a)	14,922	164
Donnelley Financial Solutions Inc (a)	565	13	West Corp	6,039	141
Dun & Bradstreet Corp/The	23,925	2,650	Windstream Holdings Inc	28,559	108
Evolent Health Inc (a)	3,958	98			$14,502
Glu Mobile Inc (a)	13,922	38	Textiles - 0.05%
InnerWorkings Inc (a)	10,878	128	Dixie Group Inc/The (a)	12,240	52
Inseego Corp (a)	4,845	6	UniFirst Corp/MA	4,034	574
Manhattan Associates Inc (a)	63,375	2,801			$626
ManTech International Corp/VA	30,174	1,199	Toys, Games & Hobbies - 0.01%
MicroStrategy Inc (a)	429	58	JAKKS Pacific Inc (a)	25,395	84
Monotype Imaging Holdings Inc	2,216	42
Park City Group Inc (a)	271	4	Transportation - 1.67%
PDF Solutions Inc (a)	312	5	Air Transport Services Group Inc (a)	27,482	669
pdvWireless Inc (a)	1,244	31	ArcBest Corp	28,123	782
Progress Software Corp	13,664	437	Ardmore Shipping Corp	27,697	221
QAD Inc	2,720	85	Atlas Air Worldwide Holdings Inc (a)	25,885	1,538
Quality Systems Inc (a)	3,575	61	Celadon Group Inc	23,190	106
Rosetta Stone Inc (a)	2,128	22	Costamare Inc	84,654	544
Synchronoss Technologies Inc (a)	42,949	724	Covenant Transportation Group Inc (a)	12,668	238
Verint Systems Inc (a)	5,436	216	DHT Holdings Inc	70,058	291
Zynga Inc (a)	250,103	903	Dorian LPG Ltd (a)	41,553	299
		$23,262	Eagle Bulk Shipping Inc (a)	5,057	22
Storage & Warehousing - 0.14%			Echo Global Logistics Inc (a)	3,738	51
Mobile Mini Inc	41,676	1,284	Frontline Ltd/Bermuda	11,002	63
Wesco Aircraft Holdings Inc (a)	39,479	428	GasLog Ltd	27,193	496
		$1,712	Genco Shipping & Trading Ltd (a)	936	10
Supranational Bank - 0.02%			Gener8 Maritime Inc (a)	7,011	38
Banco Latinoamericano de Comercio Exterior	7,084	186	Genesee & Wyoming Inc (a)	78,735	5,130
SA			Golar LNG Ltd	9,963	237
			Golden Ocean Group Ltd (a)	6,463	46
Telecommunications - 1.19%			Heartland Express Inc	307	6
Acacia Communications Inc (a)	243	11	Hornbeck Offshore Services Inc (a)	36,043	91
ADTRAN Inc	40,529	950	Hub Group Inc (a)	19,679	670
Alaska Communications Systems Group Inc	6,092	14	International Seaways Inc (a)	46,676	1,065
(a)			Kirby Corp (a)	13,244	807
ATN International Inc	16,291	945	Knight Transportation Inc	468	17
Aviat Networks Inc (a)	1,298	24	Marten Transport Ltd	58,679	936
Aware Inc/MA (a)	17,409	80	Matson Inc	14,625	413
Black Box Corp	5,411	43	Navios Maritime Acquisition Corp	15,028	21
Calix Inc (a)	12,720	87	Navios Maritime Holdings Inc (a)	11,816	15
Cincinnati Bell Inc (a)	17,524	327	Nordic American Tankers Ltd	13,518	79
Communications Systems Inc	8,832	38	Overseas Shipholding Group Inc (a)	171,617	528
Comtech Telecommunications Corp	24,158	435	PAM Transportation Services Inc (a)	5,127	90
Consolidated Communications Holdings Inc	4,453	80	Patriot Transportation Holding Inc (a)	320	6
DigitalGlobe Inc (a)	51,391	1,793	Roadrunner Transportation Systems Inc (a)	31,781	222
Finisar Corp (a)	50,480	1,374	Safe Bulkers Inc (a)	6,333	16
Frontier Communications Corp	9,675	148	Saia Inc (a)	20,078	1,091
General Communication Inc (a)	3,054	130	Schneider National Inc	292	6
Globalstar Inc (a)	15,146	28	Scorpio Bulkers Inc (a)	7,821	56
			Scorpio Tankers Inc	254,280	943

See accompanying notes

		Schedule of Investments
		SmallCap Value Fund II
		July 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Transportation (continued)
Ship Finance International Ltd	30,257	$411
Teekay Corp	7,308	72
Teekay Tankers Ltd	122,063	220
Universal Logistics Holdings Inc	542	8
USA Truck Inc (a)	10,693	99
Werner Enterprises Inc	57,734	1,712
XPO Logistics Inc (a)	450	27
		$20,408
Trucking & Leasing - 0.37%
GATX Corp	54,587	3,375
Greenbrier Cos Inc/The	20,766	934
Willis Lease Finance Corp (a)	7,194	182
		$4,491
Water - 0.17%
American States Water Co	16,092	796
Artesian Resources Corp	11,466	446
California Water Service Group	1,879	73
Connecticut Water Service Inc	3,134	179
Consolidated Water Co Ltd	16,507	213
Middlesex Water Co	209	8
SJW Group	3,522	186
York Water Co/The	6,696	233
		$2,134
TOTAL COMMON STOCKS		$1,154,592
INVESTMENT COMPANIES - 5.11%	Shares Held	Value (000's)
Money Market Funds - 5.11%
Cash Account Trust - Government & Agency	275,674	276
Portfolio - Government Cash Managed
First American Government Obligations Fund	62,234,884	62,235
		$62,511
TOTAL INVESTMENT COMPANIES		$62,511
Total Investments		$1,217,103
Other Assets and Liabilities - 0.44%		$5,358
TOTAL NET ASSETS - 100.00%		$1,222,461

(a)	Non-Income Producing Security
(b)	The value of these investments was determined using significant unobservable inputs.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $159 or 0.01% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Financial	30.77%
Industrial	16.59%
Consumer, Non-cyclical	12.57%
Consumer, Cyclical	10.00%
Technology	8.08%
Investment Companies	5.11%
Energy	4.90%
Communications	4.48%
Basic Materials	3.74%
Utilities	3.29%
Government	0.02%
Diversified	0.01%
Other Assets and Liabilities	0.44%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2017 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2017	Long	893	$63,471	$63,599	$128
Total					$128
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2017 (unaudited)

Principal				Principal
BONDS - 0.42%	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Regional Authority - 0.42%			California (continued)
Oglala Sioux Tribe			Golden State Tobacco Securitization
5.75%, 10/01/2025(a)	$1,500	$1,514	Corp (credit support from GOLDEN ST TOB
			SECURITIZATION)
TOTAL BONDS		$1,514	5.00%, 06/01/2033(b)	$985	$985
Principal			Golden State Tobacco Securitization
MUNICIPAL BONDS - 99.43%	Amount (000's)	Value (000's)	Corp (credit support from ST APPROP)
Alabama - 3.49%			5.00%, 06/01/2033(b)	1,170	1,357
Auburn University			Lancaster Redevelopment Agency Successor
5.00%, 06/01/2038	$555	$574	Agency
5.00%, 06/01/2038	945	977	6.50%, 08/01/2029	580	643
Birmingham Airport Authority (credit support			Los Angeles Department of Water & Power
from AGM)			Power System Revenue
5.25%, 07/01/2030(b)	1,000	1,096	5.25%, 07/01/2038	1,000	1,039
County of Jefferson AL			Los Angeles Unified School District/CA
5.00%, 09/15/2034	1,000	1,161	5.00%, 07/01/2029	1,000	1,077
Lower Alabama Gas District/The			Metropolitan Water District of Southern
5.00%, 09/01/2034	6,500	7,820	California
Selma Industrial Development Board			5.00%, 07/01/2029	1,150	1,238
6.25%, 11/01/2033	700	768	Morongo Band of Mission Indians/The
		$12,396	6.50%, 03/01/2028(a)	500	512
Alaska - 0.46%			Oakland Unified School District/Alameda
Borough of Matanuska-Susitna AK (credit			County
support from AGC)			5.00%, 08/01/2034	2,210	2,579
5.50%, 09/01/2023(b)	1,500	1,638	Port of Los Angeles
			5.00%, 08/01/2031	1,240	1,333
Arizona - 2.16%			Richmond Joint Powers Financing Authority
Arizona Department of Transportation State			6.25%, 07/01/2024	1,000	1,094
Highway Fund Revenue			Riverside Community Properties Development
5.00%, 07/01/2026	1,500	1,557	Inc
City of Phoenix Civic Improvement Corp			6.00%, 10/15/2038	1,150	1,362
5.00%, 07/01/2034	1,000	1,077	Sacramento Area Flood Control
Navajo Nation			Agency (credit support from BAM)
5.50%, 12/01/2030(a)	1,240	1,356	5.00%, 10/01/2039(b)	1,340	1,525
			San Diego Unified School District/CA
Salt Verde Financial Corp			0.00%, 07/01/2032(d)	5,000	3,015
5.00%, 12/01/2032	3,105	3,686
		$7,676	Southern California Public Power Authority
California - 16.85%			5.25%, 07/01/2028	1,000	1,155
Alum Rock Union Elementary School			University of California
District			5.75%, 05/15/2025	1,380	1,499
5.25%, 08/01/2043	1,000	1,174	West Contra Costa Unified School District
Bay Area Toll Authority			5.25%, 08/01/2033	1,000	1,179
5.00%, 04/01/2034	2,500	2,669			$60,025
California Educational Facilities Authority			Colorado - 0.96%
5.00%, 12/29/2015(c)	6,246	6,607	Denver Convention Center Hotel Authority
5.00%, 10/01/2038(c)	2,700	2,830	5.00%, 12/01/2036	1,000	1,133
California Health Facilities Financing			Platte River Power Authority
Authority			5.00%, 06/01/2026	1,135	1,218
5.00%, 11/15/2046(c)	1,691	1,931	Regional Transportation District
California Pollution Control Financing			6.00%, 01/15/2041	450	496
Authority			6.50%, 01/15/2030	500	559
4.30%, 07/01/2040	2,000	2,057			$3,406
California Statewide Communities			Connecticut - 1.97%
Development Authority			Mohegan Tribal Finance Authority
5.00%, 12/01/2036(a)	2,000	2,179	7.00%, 02/01/2045(a)	5,500	5,819
6.25%, 11/15/2019(a)	300	316	State of Connecticut (credit support from
6.63%, 11/15/2024(a)	500	556	ACA)
California Statewide Communities			6.60%, 07/01/2024(b)	1,215	1,219
Development Authority (credit support from					$7,038
FHA INS)			District of Columbia - 2.11%
6.63%, 08/01/2029(b)	890	990	District of Columbia
California Statewide Communities			5.00%, 12/01/2023	1,785	1,949
Development Authority (credit support from			5.00%, 12/01/2024	715	780
GNMA COLL)			6.38%, 10/01/2034	1,000	1,114
4.90%, 07/20/2039(b)	500	527	District of Columbia Water & Sewer
City of Los Angeles Department of Airports			Authority (credit support from AGM)
5.00%, 05/15/2035	1,500	1,645	5.50%, 10/01/2017(b)	500	504
City of Vernon CA Electric System Revenue			District of Columbia Water & Sewer
5.13%, 08/01/2021	320	338	Authority (credit support from AGM-CR
5.13%, 08/01/2021	545	579	NATL)
Golden State Tobacco Securitization Corp			5.50%, 10/01/2041(b)	2,000	2,016
5.30%, 06/01/2037	2,700	2,710
5.75%, 06/01/2047	11,325	11,325

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2017 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
District of Columbia (continued)			Illinois (continued)
Metropolitan Washington Airports Authority			Illinois State Toll Highway
5.00%, 10/01/2047	$1,000	$1,151	Authority (continued)
		$7,514	5.00%, 01/01/2040(c)	$2,000	$2,257
Florida - 1.79%			5.25%, 01/01/2030	1,000	1,090
City of Lakeland FL Department of Electric			Metropolitan Pier & Exposition
Utilities			Authority (credit support from NATL)
5.25%, 10/01/2036	1,000	1,309	5.50%, 06/15/2029(b)	2,410	2,844
County of Miami-Dade FL Aviation			Metropolitan Water Reclamation District of
Revenue (credit support from AGC)			Greater Chicago
5.25%, 10/01/2033(b)	525	551	5.00%, 12/01/2028	5,000	5,991
5.25%, 10/01/2033(b)	1,475	1,539	State of Illinois
Escambia County Health Facilities			5.50%, 07/01/2027	3,410	3,720
Authority (credit support from AMBAC)			United City of Yorkville IL
5.95%, 07/01/2020(b)	10	11	5.75%, 03/01/2028	500	501
Northern Palm Beach County Improvement					$55,668
District			Indiana - 1.03%
5.00%, 08/01/2046	900	922	Indiana Finance Authority
School Board of Miami-Dade			5.00%, 10/01/2044	700	762
County/The (credit support from AGC)			5.38%, 11/01/2032	1,000	1,048
5.25%, 05/01/2028(b)	2,000	2,065	Indiana Municipal Power Agency
		$6,397	6.00%, 01/01/2039	1,000	1,071
Georgia - 1.19%			Town of Shoals IN
Atlanta Development Authority			7.25%, 11/01/2043	700	804
6.75%, 01/01/2035	1,000	1,037			$3,685
7.00%, 01/01/2040	2,000	2,095	Iowa - 0.35%
City of Atlanta GA Water & Wastewater			City of Altoona IA (credit support from CITY
Revenue			APPROP)
6.00%, 11/01/2027	1,000	1,111	5.75%, 06/01/2031(b)	1,200	1,248
		$4,243
Idaho - 0.67%			Kansas - 0.31%
Idaho Health Facilities Authority			Kansas Development Finance Authority
6.65%, 02/15/2021	2,000	2,385	5.50%, 11/15/2029	1,000	1,090

Illinois - 15.61%			Kentucky - 1.61%
Chicago O'Hare International Airport			Kentucky Economic Development Finance
5.00%, 01/01/2033	2,000	2,293	Authority
5.00%, 01/01/2052	1,500	1,664	5.38%, 08/15/2024	1,000	1,043
5.25%, 01/01/2036	2,000	2,363	5.63%, 08/15/2027	1,000	1,040
City of Chicago IL			Kentucky Economic Development Finance
5.00%, 01/01/2034	3,000	3,003	Authority (credit support from AGC)
5.25%, 01/01/2029	2,000	2,068	6.00%, 12/01/2033(b)	1,000	1,022
6.00%, 01/01/2038	2,965	3,181	Kentucky State Property & Building
7.13%, 03/15/2022	300	296	Commission (credit support from AGC)
7.46%, 02/15/2026	675	477	5.25%, 02/01/2025(b)	885	941
City of Chicago IL Wastewater Transmission			5.25%, 02/01/2025(b)	115	122
Revenue			Paducah Electric Plant Board (credit support
5.00%, 01/01/2030	1,000	1,101	from AGC)
5.00%, 01/01/2032	1,000	1,089	5.25%, 10/01/2035(b)	1,500	1,605
5.00%, 01/01/2033	2,000	2,178			$5,773
City of Chicago IL Wastewater Transmission			Louisiana - 2.40%
Revenue (credit support from BHAC)			Lafayette Public Trust Financing
5.50%, 01/01/2038(b)	1,000	1,019	Authority (credit support from AGM)
City of Chicago IL Waterworks Revenue			5.25%, 10/01/2030(b)	1,000	1,129
5.00%, 11/01/2028	1,000	1,121	Louisiana Public Facilities Authority
Gilberts Special Service Area No 24/IL			8.00%, 07/01/2039	659	—
5.38%, 03/01/2034	288	248	8.38%, 07/01/2039	417	—
Huntley Special Service Area No			Louisiana Public Facilities Authority (credit
10/IL (credit support from AGC)			support from FNMA)
5.10%, 03/01/2029(b)	993	996	0.00%, 12/01/2019(b),(d)	1,500	1,458
Illinois Finance Authority			New Orleans Aviation Board (credit support
5.00%, 02/15/2036	1,000	1,075	from AGC)
5.38%, 08/15/2024	500	542	6.00%, 01/01/2023(b)	1,000	1,071
5.50%, 08/01/2037	1,000	1,000	Parish of St John the Baptist LA
5.75%, 08/15/2030	1,050	1,145	5.13%, 06/01/2037	4,865	4,874
5.75%, 11/15/2037	1,500	1,521			$8,532
6.00%, 03/01/2038	1,540	1,662	Maryland - 0.65%
6.25%, 11/15/2035	350	382	Maryland Economic Development Corp
6.25%, 11/15/2035	650	726	5.00%, 03/31/2041	1,000	1,122
6.50%, 11/01/2038	1,000	1,069	5.75%, 06/01/2035	545	585
7.25%, 11/01/2038	1,000	1,078
Illinois State Toll Highway Authority
5.00%, 12/01/2032	5,200	5,968

See accompanying notes

Schedule of Investments Tax-Exempt Bond Fund July 31, 2017 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Maryland (continued)			New Jersey (continued)
Maryland Health & Higher Educational			New Jersey Housing & Mortgage Finance
Facilities Authority			Agency
6.00%, 07/01/2041	$500	$593	6.38%, 10/01/2028	$20	$21
		$2,300	New Jersey Transportation Trust Fund
Massachusetts - 2.68%			Authority
Massachusetts Bay Transportation Authority			5.25%, 06/15/2032	2,000	2,140
5.25%, 07/01/2028	2,000	2,561	5.25%, 06/15/2034	2,250	2,394
Massachusetts Development Finance Agency					$11,358
5.75%, 12/01/2042	1,000	1,082	New York - 9.16%
Massachusetts Educational Financing			Brooklyn Arena Local Development Corp
Authority			6.38%, 07/15/2043	1,400	1,585
4.90%, 07/01/2028	1,890	1,976	Hudson Yards Infrastructure Corp
Massachusetts Port Authority			5.75%, 02/15/2047	1,545	1,792
5.00%, 07/01/2047	2,500	2,875	5.75%, 02/15/2047	955	1,098
Massachusetts State College Building			Metropolitan Transportation Authority
Authority (credit support from ST APPROP)			5.25%, 11/15/2030	1,500	1,647
5.50%, 05/01/2039(b)	1,000	1,079	MTA Hudson Rail Yards Trust Obligations
		$9,573	5.00%, 11/15/2056	500	566
Michigan - 0.78%			New York City Industrial Development
City of Detroit MI Sewage Disposal System			Agency (credit support from AGC)
Revenue (credit support from AGM)			6.13%, 01/01/2029(b)	1,000	1,072
7.00%, 07/01/2027(b)	1,500	1,660	New York City Transitional Finance Authority
Wayne County Airport Authority			Building Aid Revenue (credit support from
5.00%, 12/01/2045	1,000	1,121	ST AID WITHHLDG)
		$2,781	5.25%, 01/15/2039(b)	2,145	2,273
Minnesota - 0.98%			New York Counties Tobacco Trust VI
City of Minneapolis MN			5.00%, 06/01/2031	215	239
6.75%, 11/15/2032	500	537	5.00%, 06/01/2036	740	812
City of Minneapolis MN (credit support from			5.00%, 06/01/2041	400	427
AGC)			New York Liberty Development Corp
6.50%, 11/15/2038(b)	835	888	5.00%, 11/15/2031	1,000	1,134
City of Rochester MN			5.00%, 09/15/2040	1,000	1,134
5.00%, 11/15/2034	1,600	2,054	New York Liberty Development Corp (credit
		$3,479	support from GO OF AUTH)
			5.00%, 12/15/2041(b)	1,000	1,120
Missouri - 0.52%
City of St Louis MO Airport Revenue (credit			New York State Dormitory Authority (credit
support from NATL)			support from AGC ST AID WITHHLDG)
5.50%, 07/01/2028(b)	1,500	1,859	5.00%, 10/01/2023(b)	1,860	2,022
			5.00%, 10/01/2023(b)	140	151
Nebraska - 0.89%			New York State Thruway Authority
Municipal Energy Agency of Nebraska (credit			5.25%, 01/01/2056	4,395	5,111
support from BHAC)			New York Transportation Development Corp
5.13%, 04/01/2029(b)	1,000	1,068	5.00%, 08/01/2021	3,500	3,834
Omaha Public Power District			5.25%, 01/01/2050	3,125	3,427
5.50%, 02/01/2039	1,000	1,023	Tompkins County Development Corp
University of Nebraska			5.00%, 07/01/2027	490	513
5.25%, 07/01/2039	1,000	1,060	Westchester County Local Development
		$3,151	Corp
Nevada - 1.52%			5.00%, 11/01/2046	2,400	2,627
County of Clark Department of Aviation					$32,584
5.13%, 07/01/2034	1,000	1,090	North Carolina - 0.70%
Las Vegas Redevelopment Agency			City of Raleigh NC Combined Enterprise
5.00%, 06/15/2040	3,850	4,299	System Revenue
		$5,389	5.00%, 03/01/2031	1,000	1,137
New Hampshire - 0.29%			North Carolina Medical Care Commission
City of Manchester NH General Airport			5.00%, 10/01/2033	1,150	1,363
Revenue (credit support from AGM)					$2,500
5.13%, 01/01/2030(b)	1,000	1,033	Ohio - 4.98%
			American Municipal Power Inc
New Jersey - 3.20%			5.25%, 02/15/2033	2,575	2,902
Casino Reinvestment Development Authority			Buckeye Tobacco Settlement Financing
5.25%, 11/01/2039	750	770	Authority
New Jersey Economic Development			6.00%, 06/01/2042	2,000	1,865
Authority			Buckeye Tobacco Settlement Financing
3.35%, 07/15/2036	2,500	2,085	Authority (credit support from BUCKEYE
5.00%, 09/01/2034	1,000	1,082	OHIO TOB SETTLEMENT)
			5.75%, 06/01/2034(b)	4,500	4,253
5.75%, 04/01/2031	1,005	1,127
5.75%, 06/01/2031	550	595	City of Cincinnati OH
New Jersey Educational Facilities			5.00%, 12/01/2032	815	927
Authority (credit support from AGM)			City of Dublin OH
5.00%, 07/01/2035(b)	1,000	1,144	3.00%, 12/01/2033(e)	845	840

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2017 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Ohio (continued)			Texas (continued)
County of Hamilton OH			North Texas Tollway Authority (continued)
5.00%, 01/01/2036	$2,435	$2,613	5.63%, 01/01/2033	$435	$444
5.00%, 01/01/2046	2,500	2,650	5.75%, 01/01/2033	1,130	1,153
Ohio Air Quality Development Authority			Port Beaumont Navigation District
3.75%, 12/01/2023	3,000	1,342	7.25%, 02/01/2036(a)	4,000	4,149
Ohio Housing Finance Agency (credit support			Sea Breeze Public Facility Corp
from GNMA/FNMA/FHLMC)			6.50%, 01/01/2046	100	103
5.20%, 09/01/2029(b)	380	389	Tarrant County Cultural Education Facilities
		$17,781	Finance Corp
Oklahoma - 0.75%			5.00%, 11/15/2037	2,060	2,328
Oklahoma Development Finance Authority			6.00%, 11/15/2027	2,250	2,427
5.00%, 08/01/2047	1,750	1,916	Tarrant County Cultural Education Facilities
Tulsa Airports Improvement Trust			Finance Corp (credit support from AGC)
5.00%, 06/01/2035(f)	700	756	6.25%, 07/01/2028(b)	1,000	1,064
		$2,672	Texas A&M University
Pennsylvania - 2.03%			5.00%, 05/15/2027	1,000	1,071
City of Philadelphia PA (credit support from			Texas Private Activity Bond Surface
AGM)			Transportation Corp
5.00%, 08/01/2035(b),(e)	2,000	2,300	7.00%, 12/31/2038	1,000	1,159
Pennsylvania Economic Development					$31,244
Financing Authority			Virgin Islands - 0.38%
6.00%, 06/01/2031	500	501	Virgin Islands Public Finance Authority
Pennsylvania Turnpike Commission			5.00%, 10/01/2025	1,650	1,338
5.00%, 12/01/2046	3,000	3,318
5.75%, 12/01/2028	175	202	Virginia - 1.22%
5.75%, 12/01/2028	245	282	County of Botetourt VA
6.00%, 12/01/2034	65	75	6.00%, 07/01/2034	1,000	1,082
6.00%, 12/01/2034	80	93	6.00%, 07/01/2044	1,000	1,076
6.00%, 12/01/2034	355	412	Roanoke Economic Development Authority
		$7,183	6.63%, 12/01/2044	1,295	1,389
South Carolina - 2.00%			Washington County Industrial Development
South Carolina Jobs-Economic Development			Authority/VA
Authority			7.50%, 07/01/2029	750	805
5.25%, 11/15/2047	1,500	1,579			$4,352
South Carolina Jobs-Economic Development			Washington - 1.21%
Authority (credit support from AGC)			FYI Properties
5.38%, 02/01/2029(b)	1,000	1,066	5.50%, 06/01/2039	1,000	1,070
South Carolina Public Service Authority			Washington Health Care Facilities Authority
5.25%, 12/01/2055	4,000	4,473	7.38%, 03/01/2038	1,000	1,100
		$7,118	Washington Health Care Facilities
Tennessee - 1.67%			Authority (credit support from AGM)
Metropolitan Government Nashville &			5.50%, 08/15/2038(b)	1,000	1,037
Davidson County Health & Educational Facs			Washington Higher Education Facilities
Bd			Authority
5.00%, 07/01/2040	4,250	4,804	5.63%, 10/01/2040	1,000	1,097
5.00%, 07/01/2048	1,000	1,129			$4,304
		$5,933	West Virginia - 0.38%
Texas - 8.75%			West Virginia Hospital Finance Authority
Capital Area Cultural Education Facilities			5.50%, 06/01/2034	1,250	1,352
Finance Corp
6.13%, 04/01/2045	1,000	1,103	Wisconsin - 1.73%
Central Texas Turnpike System			City of Superior WI (credit support from GO
5.00%, 08/15/2031	1,285	1,454	OF CORP)
City of Houston TX Airport System Revenue			5.38%, 11/01/2021(b)	750	757
5.00%, 07/01/2029	2,000	2,149	Public Finance Authority
Harris County Industrial Development Corp			4.00%, 08/01/2035	1,580	1,536
5.00%, 02/01/2023	400	437	5.25%, 04/01/2030	1,400	1,497
Harris County-Houston Sports Authority			State of Wisconsin (credit support from ST
5.00%, 11/15/2030	3,000	3,461	APPROP)
Metropolitan Transit Authority of Harris			5.38%, 05/01/2025(b)	125	135
County			5.38%, 05/01/2025(b)	875	941
5.00%, 11/01/2033	2,435	2,856	Wisconsin Health & Educational Facilities
New Hope Cultural Education Facilities			Authority
Finance Corp			6.38%, 02/15/2029	500	541
5.00%, 07/01/2047	3,000	3,184
North Texas Health Facilities Development
Corp (credit support from AGM)
5.00%, 09/01/2024(b)	1,000	1,003
North Texas Tollway Authority
5.00%, 01/01/2045	1,000	1,123
5.63%, 01/01/2033	385	393
5.63%, 01/01/2033	180	183

See accompanying notes

		Schedule of Investments
		Tax-Exempt Bond Fund
		July 31, 2017 (unaudited)

	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Wisconsin (continued)
Wisconsin Health & Educational Facilities
Authority (continued)
6.63%, 02/15/2039	$720	$782
		$6,189
TOTAL MUNICIPAL BONDS		$354,187
Total Investments		$355,701
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (1.90)%
Notes with an interest rate of 0.84% - 0.90% at $	(6,769)	$(6,769)
July 31, 2017 and contractual maturity of
collateral from 2018-2024.(g)
Total Net Investments		$348,932
Other Assets and Liabilities - 2.05%		$7,296
TOTAL NET ASSETS - 100.00%		$356,228

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $16,401 or 4.60% of net assets.
(b)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(c)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(d)	Non-Income Producing Security
(e)	Security purchased on a when-issued basis.
(f)	Variable Rate. Rate shown is in effect at July 31, 2017.
(g)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at July 31, 2017.

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	57.03%
Insured	16.22%
Prerefunded	15.91%
General Obligation Unlimited	7.82%
Tax Allocation	1.21%
Special Assessment	0.58%
Government	0.42%
General Obligation Limited	0.24%
Certificate Participation	0.21%
Special Tax	0.21%
Liability For Floating Rate Notes Issued	(1.90)%
Other Assets and Liabilities	2.05%
TOTAL NET ASSETS	100.00%

See accompanying notes

Glossary to the Schedule of Investments
July 31, 2017 (unaudited)

Currency Abbreviations ARS BRL CAD CLP CNY COP EUR GBP HKD HUF IDR INR JPY MXN MYR NZD PEN PHP PLN RON RUB TRY USD/$ UYU ZAR

Argentine Peso

Brazilian Real

Canadian Dollar

Chilean Peso

Chinese Renminbi

Colombian Peso

Euro

British Pound Sterling

Hong Kong Dollar

Hungarian Forint

Indonesian Rupiah

Indian Rupee

Japanese Yen

Mexican Peso

Malaysian Ringgit

New Zealand Dollar

Peruvian Nuevo Sol

Philippine Peso

Polish Zloty

Romanian New Leu

Russian Rouble

Turkish Lira

United States Dollar

Uruguayan Peso

South African Rand

See accompanying notes

At July 31, 2017, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation/(Depreciation)	Income Tax Purposes
California Municipal Fund*	$37,318	$(3,879)	$33,439	$367,696
Core Plus Bond Fund	73,719	(30,812)	42,907	3,803,174
Diversified International Fund	2,072,606	(117,030)	1,955,576	9,405,984
Equity Income Fund	2,391,595	(74,635)	2,316,960	3,733,101
Finisterre Unconstrained Emerging Markets Bond Fund	715	(110)	605	22,473
Global Diversified Income Fund	600,153	(299,402)	300,751	11,830,879
Global Real Estate Securities Fund	155,827	(55,598)	100,229	1,671,287
Government & High Quality Bond Fund	18,640	(68,646)	(50,006)	1,590,143
High Yield Fund	164,609	(103,918)	60,691	3,567,462
High Yield Fund I	36,868	(19,175)	17,693	1,115,108
Income Fund	109,547	(35,220)	74,327	3,136,931
Inflation Protection Fund	4,358	(20,971)	(16,613)	1,567,667
International Emerging Markets Fund	208,116	(4,614)	203,502	732,937
International Fund I	99,875	(3,590)	96,285	332,511
LargeCap Growth Fund	218,268	(5,478)	212,790	963,663
LargeCap Growth Fund I	2,245,895	(83,644)	2,162,251	5,303,265
LargeCap Growth Fund II	99,983	(5,863)	94,120	491,685
LargeCap S&P 500 Index Fund	2,318,747	(110,319)	2,208,428	3,209,523
LargeCap Value Fund	225,004	(19,225)	205,779	1,776,241
LargeCap Value Fund III	284,197	(61,269)	222,928	1,606,097
MidCap Fund	4,467,797	(147,693)	4,320,104	10,044,866
MidCap Growth Fund	25,881	(975)	24,906	127,226
MidCap Growth Fund III	132,372	(17,221)	115,151	980,685
MidCap S&P 400 Index Fund	373,092	(74,904)	298,188	1,122,379
MidCap Value Fund I	127,587	(25,688)	101,899	993,850
MidCap Value Fund III	223,311	(33,087)	190,224	1,181,455
Money Market Fund	—	—	—	690,122
Overseas Fund	409,411	(123,748)	285,663	3,298,659
Principal Capital Appreciation Fund	1,163,109	(12,448)	1,150,661	1,329,935
Principal LifeTime 2010 Fund	126,396	(10,816)	115,580	961,133
Principal LifeTime 2015 Fund	119,433	(1,907)	117,526	567,658
Principal LifeTime 2020 Fund	813,330	(56,219)	757,111	4,910,206
Principal LifeTime 2025 Fund	286,473	(6,129)	280,344	1,528,952
Principal LifeTime 2030 Fund	1,109,247	(56,295)	1,052,952	5,680,483
Principal LifeTime 2035 Fund	252,670	(4,967)	247,703	1,147,483
Principal LifeTime 2040 Fund	868,902	(36,809)	832,093	3,758,326
Principal LifeTime 2045 Fund	162,343	(3,587)	158,756	784,044
Principal LifeTime 2050 Fund	475,994	(19,138)	456,856	2,088,718
Principal LifeTime 2055 Fund	49,830	(1,510)	48,320	325,701
Principal LifeTime 2060 Fund	20,773	(1,114)	19,659	215,098
Principal LifeTime Hybrid 2015 Fund	1,531	(21)	1,510	29,184
Principal LifeTime Hybrid 2020 Fund	6,284	(83)	6,201	105,069
Principal LifeTime Hybrid 2025 Fund	3,679	(37)	3,642	70,179
Principal LifeTime Hybrid 2030 Fund	7,290	(74)	7,216	99,754
Principal LifeTime Hybrid 2035 Fund	3,311	(20)	3,291	53,758
Principal LifeTime Hybrid 2040 Fund	4,823	(25)	4,798	66,498
Principal LifeTime Hybrid 2045 Fund	2,185	(9)	2,176	32,398
Principal LifeTime Hybrid 2050 Fund	2,708	(6)	2,702	30,334
Principal LifeTime Hybrid 2055 Fund	586	(2)	584	8,099
Principal LifeTime Hybrid 2060 Fund	137	—	137	1,416
Principal LifeTime Hybrid Income Fund	644	(60)	584	21,275
Principal LifeTime Strategic Income Fund	55,738	(4,336)	51,402	551,007
Real Estate Securities Fund	782,010	(80,915)	701,095	3,098,461
SAM Balanced Portfolio	843,649	(1,573)	842,076	4,001,991
SAM Conservative Balanced Portfolio	215,224	(3,485)	211,739	1,586,965
SAM Conservative Growth Portfolio	711,426	(523)	710,903	2,454,097
SAM Flexible Income Portfolio	196,261	(10,151)	186,110	2,523,423
SAM Strategic Growth Portfolio	403,723	(77)	403,646	1,520,023
Short-Term Income Fund	30,494	(16,685)	13,809	4,128,776
SmallCap Fund	137,960	(23,971)	113,989	499,505
SmallCap Growth Fund I	350,784	(56,821)	293,963	1,233,348
SmallCap S&P 600 Index Fund	392,689	(101,524)	291,165	1,025,698
SmallCap Value Fund II	214,710	(59,090)	155,620	1,061,483
Tax-Exempt Bond Fund*	24,642	(4,884)	19,758	329,174

* The Fund holds floating rate securities which are accounted for differently for GAAP vs. federal income tax purposes. This causes a difference in cost basis and fair market value of investments for tax and GAAP purposes.

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, and Principal LifeTime Hybrid Income Fund (collectively, the “Principal LifeTime Hybrid Funds”), along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in Institutional Class and R-6 shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at fair value. The Funds also invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund’s net asset value.

Bond & Mortgage Securities Fund, California Municipal Fund, Diversified International Fund, Equity Income Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II, and Tax-Exempt Bond Fund (known as the "Funds") (with the exception of Money Market Fund, Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and the SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Money Market Fund values its securities, other than holdings of other mutual funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other mutual funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation techniques, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Fund’s assets and liabilities. There were no significant purchases, sales, or transfers into or out of Level 3, except as noted in the Level 3 roll forward. The table below shows the amounts that were transferred from Level 1 to Level 2 at July 31, 2017 due to lack of exchange traded valuation data:

Global Diversified Income Fund	$3,485,530
SmallCap Growth Fund I	156
SmallCap Value Fund II	146,021

The table below shows the amounts that were transferred from Level 2 to Level 1 at July 31, 2017 due the resumption of trading for previous thinly traded securities:

Global Diversified Income Fund	$7,297,606
SmallCap Value Fund II	364,090

In addition, the following amount was transferred from Level 2 to Level 1 at July 31, 2017 as the valuations for certain countries reflect the exchange close price:

International Emerging Markets Fund $ 7,246,557

The following is a summary of the inputs used as of July 31, 2017 in valuing the Funds' securities carried at value (amounts shown in thousands):
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

California Municipal Fund
Municipal Bonds*	$—	$414,581	$—	$414,581
Total investments in securities $	—	$414,581	$—	$414,581

Core Plus Bond Fund
Bonds*	$—	$2,545,022	$1,100	$2,546,122
Common Stocks
Communications	—	—	—	—
Energy	2,817	273	—	3,090
Investment Companies*	99,525	—	—	99,525
Preferred Stocks
Communications	1,336	—	23	1,359
Consumer, Non-cyclical	—	—	465	465
Financial	11,544	3,745	—	15,289
Utilities	1,443	—	—	1,443
Senior Floating Rate Interests*	—	93,509	—	93,509
U.S. Government & Government Agency Obligations*	—	1,085,279	—	1,085,279
Total investments in securities $	116,665	$3,727,828	$1,588	$3,846,081
Assets
Equity Contracts**
Futures	$2	$—	$—	$2
Interest Rate Contracts**
Futures	$882	$—	$—	$882

Liabilities
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$(1,838)	$—	$(1,838)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(1,766)	$—	$(1,766)
Interest Rate Contracts**
Futures	$(1)	$—	$—	$(1)

Diversified International Fund
Common Stocks
Basic Materials	$—	$502,188	$—	$502,188
Communications	168,236	740,426	—	908,662
Consumer, Cyclical	383,337	1,317,512	—	1,700,849
Consumer, Non-cyclical	249,587	1,493,542	—	1,743,129
Diversified	—	99,840	—	99,840
Energy	321,139	338,941	—	660,080
Financial	569,547	2,310,877	—	2,880,424
Industrial	127,885	1,088,761	—	1,216,646
Technology	93,745	1,063,931	—	1,157,676
Utilities	—	209,652	—	209,652
Investment Companies*	169,281	—	—	169,281
Preferred Stocks*	113,133	—	—	113,133
Total investments in securities $	2,195,890	$9,165,670	$—	$11,361,560

Equity Income Fund
Common Stocks*	$5,991,638	$—	$—	$5,991,638
Investment Companies*	58,423	—	—	58,423
Total investments in securities $	6,050,061	$—	$—	$6,050,061

Finisterre Unconstrained Emerging Markets Bond Fund
Bonds*	$—	$22,052	$—	$22,052
Convertible Bonds*	—	1,026	—	1,026
Total investments in securities $	—	$23,078	$—	$23,078
Assets
Credit Contracts**
Credit Default Swaps	$—	$84	$—	$84
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$68	$—	$68
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$17	$—	$17
Interest Rate Swaps	—	93	—	93
Total Return Swaps	—	16	—	16

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Finisterre Unconstrained Emerging Markets Bond Fund (Continued)
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(37)	$—	$(37)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(58)	$—	$(58)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(16)	$—	$(16)
Futures	(13)	—	—	(13)
Interest Rate Swaps	—	(3)	—	(3)

Global Diversified Income Fund
Bonds*	$—	$6,521,512	$60,978	$6,582,490
Common Stocks
Basic Materials	46,545	43,687	1,516	91,748
Communications	164,730	36,479	—	201,209
Consumer, Cyclical	111,823	94,119	—	205,942
Consumer, Non-cyclical	206,834	213,719	—	420,553
Diversified	—	17,452	—	17,452
Energy	290,555	60,996	330	351,881
Financial	845,593	691,415	—	1,537,008
Industrial	92,034	151,478	—	243,512
Technology	107,988	81,857	—	189,845
Utilities	495,236	133,440	—	628,676
Convertible Bonds*	—	697	—	697
Convertible Preferred Stocks
Financial	5,371	—	—	5,371
Credit Linked Structured Notes*	—	—	3,199	3,199
Investment Companies*	348,294	—	—	348,294
Preferred Stocks
Communications	7,065	13,778	—	20,843
Consumer, Non-cyclical	—	1,130	—	1,130
Financial	92,065	13,907	—	105,972
Utilities	13,311	2,951	—	16,262
Senior Floating Rate Interests*	—	816,857	19,583	836,440
U.S. Government & Government Agency Obligations*	—	322,578	—	322,578
Purchased Options	528	—	—	528
Total investments in securities $	2,827,972	$9,218,052	$85,606	$12,131,630
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$3,926	$—	$3,926
Interest Rate Contracts**
Futures	$54	$—	$—	$54

Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(314)	$—	$(314)
Equity Contracts**
Options	$(39,522)	$—	$—	$(39,522)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(14,511)	$—	$(14,511)
Interest Rate Contracts**
Futures	$(41)	$—	$—	$(41)

Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical	$23,796	$8,917	$—	$32,713
Financial	889,102	770,868	—	1,659,970
Technology	17,639	—	—	17,639
Investment Companies*	61,194	—	—	61,194
Total investments in securities $	991,731	$779,785	$—	$1,771,516

Government & High Quality Bond Fund
Bonds*	$—	$450,921	$—	$450,921
Investment Companies*	19,677	—	—	19,677
U.S. Government & Government Agency Obligations*	—	1,069,539	—	1,069,539
Total investments in securities $	19,677	$1,520,460	$—	$1,540,137

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

High Yield Fund
Bonds*	$—	$3,104,485	$—	$3,104,485
Common Stocks
Communications	—	—	—	—
Energy	30,230	3,672	—	33,902
Convertible Bonds*	—	—	—	—
Investment Companies*	207,928	—	—	207,928
Preferred Stocks
Communications	—	—	406	406
Consumer, Non-cyclical	—	—	5,755	5,755
Senior Floating Rate Interests*	—	275,677	—	275,677
Total investments in securities $	238,158	$3,383,834	$6,161	$3,628,153
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(1,229)	$—	$(1,229)

High Yield Fund I
Bonds*	$—	$1,024,010	$—	$1,024,010
Common Stocks
Communications	45	—	—	45
Consumer, Cyclical	—	—	—	—
Energy	425	133	6	564
Utilities	2,071	—	—	2,071
Convertible Bonds*	—	102	40	142
Investment Companies*	42,767	—	—	42,767
Preferred Stocks
Communications	—	—	22	22
Financial	—	1,803	—	1,803
Senior Floating Rate Interests*	—	61,377	—	61,377
Total investments in securities $	45,308	$1,087,425	$68	$1,132,801

Income Fund
Bonds*	$—	$2,054,355	$16,000	$2,070,355
Common Stocks
Energy	14,159	—	—	14,159
Financial	—	—	2	2
Industrial	—	—	19,040	19,040
Convertible Bonds*	—	4,375	—	4,375
Investment Companies*	61,162	—	—	61,162
Senior Floating Rate Interests*	—	11,443	2,147	13,590
U.S. Government & Government Agency Obligations*	—	1,028,575	—	1,028,575
Total investments in securities $	75,321	$3,098,748	$37,189	$3,211,258

Inflation Protection Fund
Bonds*	$—	$69,218	$—	$69,218
Investment Companies*	97	—	—	97
U.S. Government & Government Agency Obligations*	—	1,478,819	—	1,478,819
Purchased Interest Rate Swaptions	—	2,538	—	2,538
Purchased Options	230	152	—	382
Total investments in securities $	327	$1,550,727	$—	$1,551,054
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$130	$—	$130
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$1,632	$—	$1,632
Futures	814	—	—	814
Interest Rate Swaps	—	1,452	—	1,452

Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(2,318)	$—	$(2,318)
Written Options	—	(437)	—	(437)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(910)	$—	$(910)
Futures	(843)	—	—	(843)
Interest Rate Swaps	—	(680)	—	(680)
Options	(169)	—	—	(169)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

International Emerging Markets Fund
Common Stocks
Basic Materials		$—	$45,895	$—	$45,895
Communications		56,203	125,191	—	181,394
Consumer, Cyclical		20,256	62,952	—	83,208
Consumer, Non-cyclical		41,023	19,195	—	60,218
Diversified		—	6,465	—	6,465
Energy		—	68,667	—	68,667
Financial		30,030	193,341	—	223,371
Industrial		15,615	47,093	—	62,708
Technology		12,425	122,010	—	134,435
Utilities		10,952	23,359	—	34,311
Investment Companies*		16,309	—	—	16,309
Preferred Stocks*		19,458	—	—	19,458
	Total investments in securities $	222,271	$714,168	$—	$936,439

International Fund I
Common Stocks
Basic Materials		$2,285	$27,180	$—	$29,465
Communications		16,907	18,823	—	35,730
Consumer, Cyclical		—	84,515	—	84,515
Consumer, Non-cyclical		6,764	22,415	—	29,179
Diversified		—	3,760	—	3,760
Energy		—	15,025	—	15,025
Financial		2,056	73,947	—	76,003
Industrial		3,835	72,239	—	76,074
Technology		14,505	48,656	—	63,161
Investment Companies*		15,884	—	—	15,884
	Total investments in securities $	62,236	$366,560	$—	$428,796
Assets
Equity Contracts**
Futures		$363	$—	$—	$363

LargeCap Growth Fund
Common Stocks*		$1,152,705	$—	$—	$1,152,705
Investment Companies*		23,748	—	—	23,748
	Total investments in securities $	1,176,453	$—	$—	$1,176,453

LargeCap Growth Fund I
Common Stocks
Basic Materials		$23,408	$—	$—	$23,408
Communications		1,792,505	—	1,038	1,793,543
Consumer, Cyclical		656,232	—	—	656,232
Consumer, Non-cyclical		2,009,389	—	—	2,009,389
Diversified		180	—	—	180
Energy		6,779	—	—	6,779
Financial		711,841	—	—	711,841
Industrial		771,034	—	—	771,034
Technology		1,295,639	—	—	1,295,639
Utilities		102	—	—	102
Convertible Preferred Stocks
Communications		—	—	30,279	30,279
Investment Companies*		154,794	—	—	154,794
Preferred Stocks
Communications		—	—	8,408	8,408
Technology		—	3,888	—	3,888
	Total investments in securities $	7,421,903	$3,888	$39,725	$7,465,516
Assets
Equity Contracts**
Futures		$1,596	$—	$—	$1,596

LargeCap Growth Fund II
Common Stocks*		$560,346	$—	$—	$560,346
Investment Companies*		25,459	—	—	25,459
	Total investments in securities $	585,805	$—	$—	$585,805

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

LargeCap Growth Fund II (Continued)
Assets
Equity Contracts**
Futures		$289	$—	$—	$289
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$5	$—	$5

Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(148)	$—	$(148)

LargeCap S&P 500 Index Fund
Common Stocks*		$5,362,272	$—	$—	$5,362,272
Investment Companies*		55,679	—	—	55,679
	Total investments in securities $	5,417,951	$—	$—	$5,417,951
Assets
Equity Contracts**
Futures		$1	$—	$—	$1

LargeCap Value Fund
Common Stocks*		$1,974,019	$—	$—	$1,974,019
Investment Companies*		8,001	—	—	8,001
	Total investments in securities $	1,982,020	$—	$—	$1,982,020

LargeCap Value Fund III
Common Stocks*		$1,763,030	$—	$—	$1,763,030
Investment Companies*		65,995	—	—	65,995
	Total investments in securities $	1,829,025	$—	$—	$1,829,025
Assets
Equity Contracts**
Futures		$1,052	$—	$—	$1,052

MidCap Fund
Common Stocks*		$14,341,190	$—	$—	$14,341,190
Investment Companies*		23,780	—	—	23,780
	Total investments in securities $	14,364,970	$—	$—	$14,364,970

MidCap Growth Fund
Common Stocks*		$146,709	$—	$—	$146,709
Investment Companies*		5,423	—	—	5,423
	Total investments in securities $	152,132	$—	$—	$152,132

MidCap Growth Fund III
Common Stocks*		$1,046,292	$—	$—	$1,046,292
Investment Companies*		49,544	—	—	49,544
	Total investments in securities $	1,095,836	$—	$—	$1,095,836
Assets
Equity Contracts**
Futures		$83	$—	$—	$83

MidCap S&P 400 Index Fund
Common Stocks*		$1,387,830	$—	$—	$1,387,830
Investment Companies*		32,737	—	—	32,737
	Total investments in securities $	1,420,567	$—	$—	$1,420,567
Liabilities
Equity Contracts**
Futures		$(199)	$—	$—	$(199)

MidCap Value Fund I
Common Stocks*		$1,063,850	$—	$—	$1,063,850
Investment Companies*		31,899	—	—	31,899
	Total investments in securities $	1,095,749	$—	$—	$1,095,749
Assets
Equity Contracts**
Futures		$179	$—	$—	$179

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

MidCap Value Fund III
Common Stocks*		$1,337,026	$—	$—	$1,337,026
Investment Companies*		34,653	—	—	34,653
	Total investments in securities $	1,371,679	$—	$—	$1,371,679
Assets
Equity Contracts**
Futures		$45	$—	$—	$45

Money Market Fund
Bonds*		$—	$67,816	$—	$67,816
Certificate of Deposit*		—	6,000	—	6,000
Commercial Paper*		—	496,567	—	496,567
Investment Companies*		30,990	—	—	30,990
Municipal Bonds*		—	43,749	—	43,749
Repurchase Agreements*		—	45,000	—	45,000
	Total investments in securities $	30,990	$659,132	$—	$690,122

Overseas Fund
Common Stocks
Basic Materials		$—	$221,558	$—	$221,558
Communications		43,414	233,142	—	276,556
Consumer, Cyclical		23,255	272,615	—	295,870
Consumer, Non-cyclical		73,544	484,348	—	557,892
Diversified		—	19,264	—	19,264
Energy		59,172	240,625	—	299,797
Financial		29,187	788,086	—	817,273
Industrial		52,835	600,100	—	652,935
Technology		—	70,071	—	70,071
Utilities		—	142,103	—	142,103
Investment Companies*		151,695	—	—	151,695
Preferred Stocks
Consumer, Cyclical		—	79,308	—	79,308
	Total investments in securities $	433,102	$3,151,220	$—	$3,584,322
Assets
Equity Contracts**
Futures		$2,496	$—	$—	$2,496

Principal Capital Appreciation Fund
Common Stocks*		$2,422,959	$—	$—	$2,422,959
Investment Companies*		57,637	—	—	57,637
	Total investments in securities $	2,480,596	$—	$—	$2,480,596

Principal LifeTime 2010 Fund
Investment Companies*		$1,076,713	$—	$—	$1,076,713
	Total investments in securities $	1,076,713	$—	$—	$1,076,713

Principal LifeTime 2015 Fund
Investment Companies*		$685,184	$—	$—	$685,184
	Total investments in securities $	685,184	$—	$—	$685,184

Principal LifeTime 2020 Fund
Investment Companies*		$5,667,317	$—	$—	$5,667,317
	Total investments in securities $	5,667,317	$—	$—	$5,667,317

Principal LifeTime 2025 Fund
Investment Companies*		$1,809,296	$—	$—	$1,809,296
	Total investments in securities $	1,809,296	$—	$—	$1,809,296

Principal LifeTime 2030 Fund
Investment Companies*		$6,733,435	$—	$—	$6,733,435
	Total investments in securities $	6,733,435	$—	$—	$6,733,435

Principal LifeTime 2035 Fund
Investment Companies*		$1,395,186	$—	$—	$1,395,186
	Total investments in securities $	1,395,186	$—	$—	$1,395,186

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Principal LifeTime 2040 Fund
Investment Companies*		$4,590,419	$—	$—	$4,590,419
	Total investments in securities $	4,590,419	$—	$—	$4,590,419

Principal LifeTime 2045 Fund
Investment Companies*		$942,800	$—	$—	$942,800
	Total investments in securities $	942,800	$—	$—	$942,800

Principal LifeTime 2050 Fund
Investment Companies*		$2,545,574	$—	$—	$2,545,574
	Total investments in securities $	2,545,574	$—	$—	$2,545,574

Principal LifeTime 2055 Fund
Investment Companies*		$374,021	$—	$—	$374,021
	Total investments in securities $	374,021	$—	$—	$374,021

Principal LifeTime 2060 Fund
Investment Companies*		$234,757	$—	$—	$234,757
	Total investments in securities $	234,757	$—	$—	$234,757

Principal LifeTime Hybrid 2015 Fund
Investment Companies*		$30,694	$—	$—	$30,694
	Total investments in securities $	30,694	$—	$—	$30,694

Principal LifeTime Hybrid 2020 Fund
Investment Companies*		$111,270	$—	$—	$111,270
	Total investments in securities $	111,270	$—	$—	$111,270

Principal LifeTime Hybrid 2025 Fund
Investment Companies*		$73,821	$—	$—	$73,821
	Total investments in securities $	73,821	$—	$—	$73,821

Principal LifeTime Hybrid 2030 Fund
Investment Companies*		$106,970	$—	$—	$106,970
	Total investments in securities $	106,970	$—	$—	$106,970

Principal LifeTime Hybrid 2035 Fund
Investment Companies*		$57,049	$—	$—	$57,049
	Total investments in securities $	57,049	$—	$—	$57,049

Principal LifeTime Hybrid 2040 Fund
Investment Companies*		$71,296	$—	$—	$71,296
	Total investments in securities $	71,296	$—	$—	$71,296

Principal LifeTime Hybrid 2045 Fund
Investment Companies*		$34,574	$—	$—	$34,574
	Total investments in securities $	34,574	$—	$—	$34,574

Principal LifeTime Hybrid 2050 Fund
Investment Companies*		$33,036	$—	$—	$33,036
	Total investments in securities $	33,036	$—	$—	$33,036

Principal LifeTime Hybrid 2055 Fund
Investment Companies*		$8,683	$—	$—	$8,683
	Total investments in securities $	8,683	$—	$—	$8,683

Principal LifeTime Hybrid 2060 Fund
Investment Companies*		$1,553	$—	$—	$1,553
	Total investments in securities $	1,553	$—	$—	$1,553

Principal LifeTime Hybrid Income Fund
Investment Companies*		$21,859	$—	$—	$21,859
	Total investments in securities $	21,859	$—	$—	$21,859

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Principal LifeTime Strategic Income Fund
Investment Companies*		$602,409	$—	$—	$602,409
	Total investments in securities $	602,409	$—	$—	$602,409
Real Estate Securities Fund
Common Stocks*		$3,751,202	$—	$—	$3,751,202
Investment Companies*		48,354	—	—	48,354
	Total investments in securities $	3,799,556	$—	$—	$3,799,556

SAM Balanced Portfolio
Investment Companies*		$4,844,067	$—	$—	$4,844,067
	Total investments in securities $	4,844,067	$—	$—	$4,844,067

SAM Conservative Balanced Portfolio
Investment Companies*		$1,798,704	$—	$—	$1,798,704
	Total investments in securities $	1,798,704	$—	$—	$1,798,704

SAM Conservative Growth Portfolio
Investment Companies*		$3,165,000	$—	$—	$3,165,000
	Total investments in securities $	3,165,000	$—	$—	$3,165,000

SAM Flexible Income Portfolio
Investment Companies*		$2,709,533	$—	$—	$2,709,533
	Total investments in securities $	2,709,533	$—	$—	$2,709,533

SAM Strategic Growth Portfolio
Investment Companies*		$1,923,669	$—	$—	$1,923,669
	Total investments in securities $	1,923,669	$—	$—	$1,923,669

Short-Term Income Fund
Bonds*		$—	$4,076,620	$26,561	$4,103,181
Investment Companies*		38,467	—	—	38,467
U.S. Government & Government Agency Obligations*		—	937	—	937
	Total investments in securities $	38,467	$4,077,557	$26,561	$4,142,585

SmallCap Fund
Common Stocks*		$611,157	$—	$—	$611,157
Investment Companies*		2,337	—	—	2,337
	Total investments in securities $	613,494	$—	$—	$613,494

SmallCap Growth Fund I
Common Stocks
Basic Materials		$17,832	$—	$—	$17,832
Communications		162,440	—	—	162,440
Consumer, Cyclical		209,453	—	—	209,453
Consumer, Non-cyclical		385,640	—	20	385,660
Diversified		371	—	—	371
Energy		20,227	—	—	20,227
Financial		105,064	—	—	105,064
Industrial		260,080	—	—	260,080
Technology		291,832	—	—	291,832
Utilities		1,235	—	—	1,235
Investment Companies*		73,117	—	—	73,117
	Total investments in securities $	1,527,291	$—	$20	$1,527,311
Assets
Equity Contracts**
Futures		$473	$—	$—	$473

SmallCap S&P 600 Index Fund
Common Stocks*		$1,287,275	$—	$—	$1,287,275
Investment Companies*		29,588	—	—	29,588
	Total investments in securities $	1,316,863	$—	$—	$1,316,863
Assets
Equity Contracts**
Futures		$40	$—	$—	$40

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SmallCap Value Fund II
Common Stocks
Basic Materials		$45,805	$—	$—	$45,805
Communications		54,555	—	97	54,652
Consumer, Cyclical		122,168	—	—	122,168
Consumer, Non-cyclical		153,708	—	—	153,708
Diversified		44	62	—	106
Energy		60,029	—	—	60,029
Financial		376,104	29	—	376,133
Government		186	—	—	186
Industrial		202,660	6	—	202,666
Technology		98,796	—	—	98,796
Utilities		40,343	—	—	40,343
Investment Companies*		62,511	—	—	62,511
	Total investments in securities $	1,216,909	$97	$97	$1,217,103
Assets
Equity Contracts**
Futures		$128	$—	$—	$128

Tax-Exempt Bond Fund
Bonds*		$—	$1,514	$—	$1,514
Municipal Bonds*		—	354,187	—	354,187
	Total investments in securities $	—	$355,701	$—	$355,701

*For additional detail regarding sector classifications, please see the Schedule of Investments.

**Exchange cleared swaps, futures, and foreign currency contracts are valued at the unrealized appreciation/(depreciation) of the instrument.

Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

		Fair Value as of
Fund	Asset Type	July 31, 2017	Valuation Technique	Unobservable Input	Input Value(s)

Income Fund	Bonds	$16,000	Third Party Vendor	Broker Quote	100.00

				Guideline public companies
				(multiples of 0.95 – 1.15x)
	Common Stocks	$19,040	Enterprise Valuation Model		124.60
				and discounted cash flows
				(sensitivity between 9% -
				11%)
	Common Stocks	$2	Indicative Market Quotations	Broker Quote	-
				Discount rate of 11.22%
	Senior Floating Rate	$2,147	Yield to Maturity Model	(sensitivity between 11% -	98.60
	Interests			13%)
		$37,189

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):

			Accrued Discounts /						Net Change in Unrealized
	Value as of	Realized Gain /	Premiums and Change in		Proceeds from	Transfers into	Transfers Out	Value as of	Appreciation / (Depreciation) on
Fund	October 31, 2016	(Loss)	Unrealized Gain / (Loss)	Purchases	Sales	Level 3*	of Level 3**	July 31, 2017	Investments held at July 31, 2017
Finisterre Unconstrained Emerging Markets Bond Fund
Bonds	265	(1)	1	-	(265)	-	-	-	1
Total	265	(1)	1	-	(265)	-	-	-	1

Income Fund
Bonds	15,652	(1,853)	2,029	16,751	(16,579)	-	-	16,000	-
Common Stocks
Financial	2	-	-	-	-	-	-	2
Industrial	-	-	2,461	16,579	-	-	-	19,040	2,461
Senior Floating Rate
Interests	-	-	(30)	1,082	-	1,095	-	2,147	(30)
Total	15,654	(1,853)	4,460	34,412	(16,579)	1,095	-	37,189	2,431

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading has been halted 2. Securities that have certain restrictions on trading 3. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading resumes 2. Securities where trading restrictions have expired 3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

The Funds' Schedules of Investments as of July 31, 2017 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.
By /s/ Michael J. Beer
Michael J. Beer, President and CEO

Date 09/13/2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 09/13/2017

By /s/ Tracy W. Bollin
Tracy W. Bollin, Chief Financial Officer

Date 09/13/2017